UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-3000

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited)
(showing percentage of total net assets)

Absolute Return Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 91.25%
Investment Companies - 2.38%
PowerShares DB Commodity
Index Tracking Fund *	4,545	$137,759
JOHN HANCOCK FUNDS II - 88.87%
Capital Appreciation (Jennison) (f)	21,261	245,991
Core Bond (Wells Capital) (f)	6,907	87,995
Equity-Income (T. Rowe Price) (f)	11,263	220,297
Fundamental Value (Davis) (f)	6,399	114,277
Global Bond (PIMCO) (f)	11,806	187,126
High Income (MFC Global U.S.) (f)	42,608	444,403
High Yield (WAMCO) (f)	20,548	200,551
International Opportunities (Marsico) (f)	7,559	165,924
International Small Company (DFA) (f)	14,433	166,123
International Value (Templeton) (f)	7,144	147,533
Investment Quality Bond (Wellington) (f)	24,929	297,900
Large Cap (UBS) (f)	10,208	165,159
Large Cap Value (BlackRock) (f)	4,204	108,922
Natural Resources (Wellington) (f)	2,509	120,721
Quantitative Value (MFC Global U.S.A.) (f)	6,279	105,429
Real Estate Equity (T. Rowe Price) (f)	35,697	363,753
Real Return Bond (PIMCO) (f)	45,142	625,665
Small Company Value (T. Rowe Price) (f)	6,341	158,137
Spectrum Income (T. Rowe Price) (f)	32,814	351,434
Strategic Bond (WAMCO) (f)	19,746	227,675
Strategic Income (MFC Global U.S.) (f)	17,067	175,624
Total Return (PIMCO) (f)	18,806	268,732
U.S. Government Securities (WAMCO) (f)	8,627	117,071
U.S. High Yield Bond (Wells Capital) (f)	6,753	86,635

		5,153,077

TOTAL INVESTMENT COMPANIES (Cost $4,857,287)		$5,290,836

SHORT TERM INVESTMENTS - 8.57%
U.S. Treasury Bills
zero coupon due 01/31/2008 to
02/14/2008 ****	$500,000	$496,817

TOTAL SHORT TERM INVESTMENTS
(Cost $496,817)		$496,817

Total Investments (Absolute Return Portfolio)
(Cost $5,354,104) - 99.82%		$5,787,653
Other Assets in Excess of Liabilities - 0.18%		10,650

TOTAL NET ASSETS - 100.00%		$5,798,303

Active Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 16.72%
U.S. Treasury Bonds - 1.55%
4.50% due 02/15/2036	$45,000	$45,626
4.75% due 02/15/2037	6,192,000	6,537,879

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
8.75% due 08/15/2020 ***	$1,663,000	$2,387,055

		8,970,560
U.S. Treasury Notes - 15.17%
4.125% due 10/31/2012	25,626,000	26,154,536
4.25% due 11/15/2013 to 11/15/2017	34,858,000	35,796,101
4.50% due 05/15/2017	4,230,000	4,403,827
4.75% due 02/15/2010 to 05/15/2014	20,715,000	21,483,096

		87,837,560

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $93,079,896)		$96,808,120

U.S. GOVERNMENT AGENCY OBLIGATIONS - 31.26%
Federal Home Loan Bank - 0.20%
5.50% due 08/13/2014	965,000	1,033,921
5.80% due 09/02/2008	135,000	136,451

		1,170,372
Federal Home Loan Mortgage Corp. - 1.97%
3.914% due 06/01/2034	120,626	118,841
4.50% due 01/15/2015	780,000	788,478
5.168% due 11/01/2035	1,031,608	1,024,217
5.287% due 12/01/2035	935,754	931,705
5.50% due 03/22/2022	1,505,000	1,554,180
5.64% due 04/01/2037	944,616	951,301
5.82% due 04/01/2037	872,137	883,720
5.845% due 11/01/2036	739,290	746,607
5.875% due 03/21/2011	81,000	86,306
5.882% due 03/01/2037 (b)	2,347,305	2,373,833
6.00% due 05/01/2037	1,932,298	1,961,860

		11,421,048
Federal National Mortgage
Association - 29.02%
5.718% due 04/01/2036 (b)	1,169,173	1,184,489
zero coupon due 02/01/2015	390,000	286,997
3.716% due 07/01/2033 (b)	6,215	6,282
4.375% due 03/15/2013	20,000	20,272
4.50% TBA **	6,000,000	5,904,372
4.875% due 12/15/2016	705,000	722,218
4.986% due 05/01/2035	3,441,987	3,477,264
5.00% due 05/01/2018 to 05/01/2036	17,833,379	17,667,167
5.00% TBA **	24,315,000	23,924,010
5.493% due 03/01/2037	1,136,871	1,143,223
5.50% due 03/15/2011 to 11/01/2037	56,880,772	57,270,865
5.603% due 01/01/2036 (b)	1,597,081	1,616,090
6.00% due 05/15/2008 to 08/01/2037	38,111,090	38,754,567
6.00% TBA **	11,000,000	11,178,750
6.25% due 05/15/2029	157,000	181,955
6.50% due 02/01/2036 to 02/01/2037	4,420,201	4,546,439
7.00% due 09/01/2010 to 10/25/2041	91,255	94,860
7.50% due 09/01/2029 to 08/01/2031	5,613	5,992

		167,985,812

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association - 0.05%
5.00% due 04/15/2035		$109,932	$109,250
5.50% due 03/15/2035		111,110	112,660
6.00% due 03/15/2033 to 06/15/2033		47,288	48,572
6.50% due 09/15/2028 to 08/15/2031		8,489	8,837
7.00% due 04/15/2029		2,779	2,948
8.00% due 10/15/2026		2,393	2,588

			284,855
The Financing Corp. - 0.02%
10.35% due 08/03/2018		75,000	110,587

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $178,182,559)			$180,972,674

FOREIGN GOVERNMENT OBLIGATIONS - 0.11%
Argentina - 0.01%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	177,218	22,540
1.3834% due 12/15/2035 (b)		393,449	13,023
5.83% due 12/31/2033 (b)		72,870	26,715

			62,278
Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	5,208
Chile - 0.04%
Republic of Chile
5.4106% due 01/28/2008 (b)		$223,000	223,000
Colombia - 0.00%
Republic of Colombia
10.00% due 01/23/2012		20,000	23,300
11.75% due 03/01/2010	COP	8,000,000	4,050

			27,350
Japan - 0.01%
Government of Japan
0.90% due 12/22/2008	JPY	550,000	4,965
1.50% due 09/20/2014		1,350,000	12,407
1.80% due 03/22/2010		2,650,000	24,363

			41,735
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	21,841
8.00% due 12/19/2013		167,800	15,442
9.875% due 02/01/2010		$205,000	228,268

			265,551
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	7,755
9.375% due 07/23/2012		2,000	2,325

			10,080

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		$2,000	$2,480
Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	3,116
Sweden - 0.00%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	30,000	4,745
5.25% due 03/15/2011		30,000	4,870

			9,615

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $657,422)			$650,413

CORPORATE BONDS - 30.01%
Advertising - 0.04%
R.H. Donnelley Corp.
8.875% due 10/15/2017		$230,000	209,300
Aerospace - 0.01%
BAE Systems 2001 Asset Trust PLC
6.664% due 09/15/2013		40,767	41,990
Agriculture - 0.09%
Chaoda Modern Agriculture (Holdings), Ltd.
7.75% due 02/08/2010		365,000	355,875
Mosaic Company
7.625% due 12/01/2016		180,000	192,600

			548,475

Air Travel - 0.19%
Continental Airlines, Inc., Series 00-2
8.307% due 04/02/2018		171,164	170,094
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		104,207	104,663
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		515,000	526,588
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		310,000	310,165

			1,111,510

Aluminum - 0.05%
CII Carbon LLC
11.125% due 11/15/2015		305,000	300,425
Amusement & Theme Parks - 0.02%
HRP Myrtle Beach Operations LLC
9.8944% due 04/01/2012 (b)		140,000	135,800
Apparel & Textiles - 0.02%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		135,000	132,975
Auto Parts - 0.04%
Delphi Corp.
6.197% due 11/15/2033		2,000	630
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		195,000	203,775

			204,405

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Services - 0.06%
ERAC USA Finance Company
6.375% due 10/15/2017		$320,000	$316,660
7.95% due 12/15/2009		10,000	10,637

			327,297
Automobiles - 0.16%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		234,000	231,977
5.875% due 03/15/2011		395,000	406,022
General Motors Corp.
7.125% due 07/15/2013		360,000	313,200

			951,199
Banking - 3.23%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	1,503
BAC Capital Trust XI
6.625% due 05/23/2036		$555,000	533,535
BAC Capital Trust XV
6.38% due 06/01/2056 (b)		925,000	863,987
Banco Mercantil del Norte SA
6.862% due 10/13/2021		435,000	432,504
Banco Santander Chile
5.375% due 12/09/2014		5,000	5,019
6.0738% due 12/09/2009 (b)		18,000	17,955
Bank of America Corp.
5.375% due 09/11/2012		660,000	673,592
5.75% due 12/01/2017		1,360,000	1,359,973
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,501
BNP Paribas
7.195% due 12/31/2049 (b)		$190,000	178,693
Chuo Mitsui Trust & Banking Company
5.506% due 04/15/2049 (b)		350,000	320,924
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	811,759
Deutsche Bank AG
6.00% due 09/01/2017		535,000	552,247
HBOS PLC
5.375% due 11/29/2049 (b)		22,000	20,128
6.413% due 09/29/2049 (b)		450,000	379,133
HSBC Holdings PLC
6.50% due 09/15/2037		850,000	800,009
ICICI Bank, Ltd.
5.7875% due 01/12/2010 (b)		420,000	418,656
6.625% due 10/03/2012		440,000	452,983
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		5,000	4,935
Landsbanki Islands HF
5.73% due 08/25/2009 (b)		490,000	488,762
6.10% due 08/25/2011		295,000	292,890
7.431% due 12/31/2049 (b)		805,000	775,829
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		990,000	889,576
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)		790,000	758,036

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
RBS Capital Trust IV
5.9981% due 09/29/2049 (b)	$18,000	$17,367
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)	580,000	563,839
Royal Bank of Scotland Group PLC, Series MTN
7.64% due 03/31/2049	300,000	304,588
Shinhan Bank
6.819% due 09/20/2036 (b)	515,000	485,697
Silicon Valley Bank
6.05% due 06/01/2017	415,000	427,368
Societe Generale
5.922% due 12/31/2049	290,000	265,717
Standard Chartered PLC
6.40% due 09/26/2017	1,160,000	1,212,432
6.409% due 01/30/2017 (b)	1,215,000	1,115,665
7.014% due 12/30/2049 (b)	300,000	279,116
SunTrust Capital VIII
6.10% due 12/15/2036 (b)	830,000	680,245
TuranAlem Finance BV
7.875% due 06/02/2010	12,000	10,908
USB Capital IX
6.189% due 04/15/2049 (b)	520,000	501,358
Wachovia Bank NA, Series BKNT
6.00% due 11/15/2017	420,000	422,817
6.60% due 01/15/2038	260,000	259,459
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	915,000	880,248
Wells Fargo & Company
3.50% due 04/04/2008	219,000	217,554

		18,678,507
Broadcasting - 0.28%
Clear Channel Communications, Inc.
7.65% due 09/15/2010	214,000	214,000
News America Holdings, Inc.
6.75% due 01/09/2038	2,000	2,184
7.75% due 12/01/2045	9,000	10,144
8.25% due 08/10/2018	375,000	441,758
Viacom, Inc.
6.625% due 05/15/2011	575,000	599,199
XM Satellite Radio, Inc.
9.75% due 05/01/2014	330,000	330,000

		1,597,285
Building Materials & Construction - 0.15%
USG Corp.
6.30% due 11/15/2016	1,000,000	894,557
Buildings - 0.03%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017	170,000	178,084
Business Services - 0.40%
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,000	2,067
Fiserv, Inc.
6.80% due 11/20/2017	330,000	337,803

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services (continued)
Minerva Overseas, Ltd.
9.50% due 02/01/2017	$460,000	$453,100
Science Applications International Corp.
5.50% due 07/01/2033	825,000	746,310
West Corp.
11.00% due 10/15/2016	325,000	325,000
Xerox Corp.
6.75% due 02/01/2017	415,000	434,318

		2,298,598
Cable & Television - 0.94%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	290,000	286,375
Cox Communications, Inc.
4.625% due 01/15/2010	22,000	21,933
5.45% due 12/15/2014	218,000	215,619
6.75% due 03/15/2011	209,000	219,528
7.75% due 11/01/2010	207,000	222,420
Quebecor Media, Inc.
7.75% due 03/15/2016	65,000	60,613
Rogers Cable, Inc.
6.75% due 03/15/2015	300,000	318,187
Shaw Communications, Inc.
8.25% due 04/11/2010	275,000	286,687
TCI Communications, Inc.
9.80% due 02/01/2012	315,000	365,844
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	36,580
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	635,169
8.375% due 03/15/2023	335,000	390,281
Time Warner, Inc.
6.75% due 04/15/2011	575,000	600,043
7.625% due 04/15/2031	9,000	9,797
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	1,014,873
6.875% due 04/30/2036	760,000	753,093

		5,437,042
Cellular Communications - 0.46%
America Movil S.A. de CV
5.75% due 01/15/2015	305,000	308,916
American Cellular Corp.
10.00% due 08/01/2011	80,000	83,800
American Tower Corp.
7.50% due 05/01/2012	12,000	12,270
AT&T Broadband Corp.
8.375% due 03/15/2013	270,000	303,556
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	228,810
8.125% due 05/01/2012	225,000	252,810
8.75% due 03/01/2031	209,000	270,152
Dobson Communications Corp.
8.875% due 10/01/2013	165,000	177,375
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	426,075

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rogers Wireless, Inc.
9.625% due 05/01/2011	$8,000	$9,101
Rural Cellular Corp.
10.6613% due 11/01/2012 (b)	60,000	61,200
SK Telecom Comapny, Ltd.
6.625% due 07/20/2027	490,000	514,093

		2,648,158

Chemicals - 0.17%
American Pacific Corp.
9.00% due 02/01/2015	380,000	384,750
Cytec Industries, Inc.
6.75% due 03/15/2008	13,000	13,043
ICI Wilmington, Inc.
4.375% due 12/01/2008	218,000	217,349
Nova Chemicals, Ltd.
7.875% due 09/15/2025	265,000	241,150
Sterling Chemicals, Inc.
10.25% due 04/01/2015	145,000	145,000

		1,001,292

Computers & Business Equipment - 0.09%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	518,375
Containers & Glass - 0.11%
BWAY Corp.
10.00% due 10/15/2010	407,000	409,035
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	145,000	139,200
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	101,200

		649,435

Crude Petroleum & Natural Gas - 0.39%
Apache Corp.
5.625% due 01/15/2017	1,000,000	1,026,091
EnCana Corp.
5.90% due 12/01/2017	350,000	353,997
Hess Corp.
7.30% due 08/15/2031	212,000	241,598
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	248,063
OPTI Canada, Inc.
8.25% due 12/15/2014	400,000	394,000
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	4,170

		2,267,919

Diversified Financial Services - 0.03%
Tate & Lyle International Finance PLC
5.00% due 11/15/2014	208,000	202,431
Domestic Oil - 0.07%
Devon Financing Corp., ULC
6.875% due 09/30/2011	205,000	220,605
Marathon Oil Corp.
6.00% due 10/01/2017	175,000	178,973

		399,578

The accompanying notes are an integral part of the financial statements.
4

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Drugs & Health Care - 0.21%
Abbott Laboratories
5.60% due 11/30/2017	$470,000	$480,050
Allegiance Corp.
7.00% due 10/15/2026	205,000	223,549
Covidien International Finance SA
6.00% due 10/15/2017	275,000	286,016
Wyeth
4.375% due 03/01/2008	210,000	209,548

		1,199,163
Electrical Equipment - 0.05%
Ametek, Inc.
7.20% due 07/15/2008	295,000	297,709
Electrical Utilities - 2.40%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	554,247	599,972
AES Gener SA
7.50% due 03/25/2014	218,000	227,751
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	204,452
Appalachian Power Company
5.80% due 10/01/2035	39,000	35,936
Arizona Public Service Company
5.50% due 09/01/2035	222,000	195,988
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	11,104
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	260,789
Constellation Energy Group
7.60% due 04/01/2032	360,000	405,243
Dominion Resources, Inc.
5.70% due 09/17/2012	207,000	211,623
6.30% due 09/30/2066 (b)	800,000	788,881
7.50% due 06/30/2066 (b)	320,000	320,613
Empresa Nacional De Electricidad
8.50% due 04/01/2009	8,000	8,323
Enel Finance International SA
6.25% due 09/15/2017	1,020,000	1,044,755
Enersis SA
7.375% due 01/15/2014	12,000	12,828
Entergy (Waterford 3 Funding)
8.09% due 01/02/2017	709,015	737,447
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	215,834
7.375% due 11/15/2031	226,000	242,981
Funding Corp.
9.00% due 06/01/2017	1,000,000	1,130,850
HQI Transelec Chile SA
7.875% due 04/15/2011	325,000	352,765
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	83,053	87,775
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	285,000	299,250
Monterrey Power SA De CV
9.625% due 11/15/2009	296,863	316,901

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
National Grid PLC
6.30% due 08/01/2016	$485,000	$504,015
Nevada Power Company
6.65% due 04/01/2036	530,000	541,695
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	242,220
4.80% due 03/01/2014	212,000	206,217
6.05% due 03/01/2034	834,000	825,468
PSEG Power LLC
5.00% due 04/01/2014	214,000	205,926
8.625% due 04/15/2031	214,000	264,986
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	1,040,192
Scottish Power PLC
4.91% due 03/15/2010	225,000	225,204
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	850,051
TECO Energy, Inc.
7.00% due 05/01/2012	395,000	413,713
TXU Corp., Series R
6.55% due 11/15/2034	565,000	390,715
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011	6,000	6,051
Virginia Electric and Power Company
6.00% due 01/15/2036	500,000	486,212

		13,914,726
Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	17,309
Energy - 0.46%
Abu Dhabi National Energy Company
6.50% due 10/27/2036	570,000	543,061
Duke Capital LLC
6.75% due 02/15/2032	511,000	530,596
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	211,612
Enterprise Products Operating LP, Series B
5.00% due 03/01/2015	211,000	203,047
6.875% due 03/01/2033	209,000	221,049
Nexen, Inc.
5.875% due 03/10/2035	212,000	197,501
Salton Sea Funding Corp., Series E
8.30% due 05/30/2011	164,110	182,661
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	322,500	358,378
Sempra Energy
4.75% due 05/15/2009	208,000	207,681

		2,655,586
Financial Services - 6.06%
American Express Bank FSB, Series BKNT
6.00% due 09/13/2017	805,000	806,842
American Water Capital Corp.
6.085% due 10/15/2017	600,000	627,337
Ameriprise Financial, Inc.
5.65% due 11/15/2015	805,000	811,232

The accompanying notes are an integral part of the financial statements.
5

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Astoria Depositor Corp.
8.144% due 05/01/2021	$600,000	$648,000
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	227,299
Bear Stearns Companies, Inc.
5.55% due 01/22/2017	215,000	195,263
5.70% due 11/15/2014	219,000	208,235
6.40% due 10/02/2017	960,000	938,239
Bosphorus Financial Services, Ltd.
6.6688% due 02/15/2012 (b)	375,000	371,129
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	211,327
CIT Group Funding Company of Canada
4.65% due 07/01/2010	350,000	332,459
CIT Group, Inc.
5.00% due 02/13/2014	190,000	169,836
5.65% due 02/13/2017	125,000	108,598
5.6495% due 11/03/2010 (b)	1,200,000	1,116,132
5.83375% due 06/08/2009 (b)	1,000,000	956,012
6.10% due 03/15/2067 (b)	1,260,000	914,042
Citigroup, Inc.
5.00% due 09/15/2014	218,000	209,286
5.625% due 08/27/2012	219,000	222,329
6.125% due 11/21/2017	310,000	319,005
CNOOC Finance 2003, Ltd.
5.50% due 05/21/2033	10,000	9,542
Cosan Finance, Ltd.
7.00% due 02/01/2017	185,000	174,825
Credit Suisse First Boston USA, Inc.
4.625% due 01/15/2008	208,000	207,796
6.50% due 01/15/2012	209,000	221,829
Dresdner Bank-New York
7.25% due 09/15/2015	211,000	225,200
E*Trade Financial Corp.
7.375% due 09/15/2013	310,000	230,175
ERP Operating LP
4.75% due 06/15/2009	13,000	13,016
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	496,000	507,720
Ford Motor Credit Company
9.875% due 08/10/2011	180,000	174,188
Ford Motor Credit Company LLC
9.75% due 09/15/2010	468,000	454,593
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	617,624
Fund American Companies, Inc.
5.875% due 05/15/2013	214,000	218,866
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	268,885
6.375% due 11/15/2067 (b)	525,000	534,917
GMAC LLC
6.00% due 12/15/2011	310,000	263,412
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	678,924
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	247,000	241,856

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
5.25% due 04/01/2013	$224,000	$225,040
6.25% due 09/01/2017	555,000	575,498
6.75% due 10/01/2037	1,190,000	1,182,330
Household Finance Corp.
6.40% due 06/17/2008	237,000	238,038
HSBC Finance Corp.
4.625% due 01/15/2008	213,000	212,737
Huntington Capital III
6.65% due 05/15/2037 (b)	375,000	321,433
HVB Funding Trust III
9.00% due 10/22/2031	10,000	11,126
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	208,951
4.55% due 10/15/2009	7,000	6,953
4.75% due 07/01/2009	30,000	29,807
5.00% due 04/15/2010	211,000	212,354
5.875% due 05/01/2013	215,000	219,119
International Lease Finance Corp., Series P
5.6425% due 01/15/2010 (b)	13,000	12,991
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	1,200,000	1,211,520
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	194,039
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	39,077
JP Morgan Chase & Company
6.75% due 02/01/2011	218,000	228,656
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017	1,010,000	1,020,447
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	657,721
JP Morgan Chase Capital XXIII
5.8688% due 05/15/2047 (b)	915,000	742,377
Kaupthing Bank HF
5.75% due 10/04/2011	750,000	716,111
Lehman Brothers Holdings, Inc.
4.25% due 01/27/2010	285,000	279,859
6.50% due 07/19/2017	995,000	1,002,301
6.875% due 07/17/2037	1,075,000	1,044,323
MBNA Capital, Series B
5.7113% due 02/01/2027 (b)	23,000	21,488
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	630,000	638,685
Merrill Lynch & Company, Inc., MTN
5.8988% due 06/05/2012 (b)	1,615,000	1,520,379
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	455,000	464,277
Morgan Stanley
4.25% due 05/15/2010	232,000	228,195
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	403,041
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	230,665
7.875% due 11/15/2010	216,000	235,029

The accompanying notes are an integral part of the financial statements.
6

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Osiris Capital PLC, Series C
8.21% due 01/15/2010 (b)	$920,000	$925,520
Osiris Capital PLC, Series D
10.2425% due 01/15/2010 (b)	360,000	363,132
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,975
QBE Capital Funding II LP
6.797% due 06/01/2049	430,000	416,333
Reliastar Financial Corp.
6.50% due 11/15/2008	14,000	14,119
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	1,467,144
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)	400,000	361,941
SLM Corp.
4.50% due 07/26/2010	410,000	388,326
SMFG Preferred Capital
6.078% due 01/25/2017 (b)	400,000	367,020
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	314,234
Ucar Finance, Inc.
10.25% due 02/15/2012	196,000	201,880
Vita Capital III, Ltd., Series B-I
6.33% due 01/01/2011 (b)	870,000	858,516
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	417,880
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010	214,000	209,203

		35,087,760
Food & Beverages - 0.73%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011	395,000	363,400
Cargill, Inc.
6.125% due 09/15/2036	665,000	645,258
General Mills, Inc.
5.65% due 09/10/2012	600,000	618,593
5.70% due 02/15/2017	245,000	245,498
Kellogg Company
5.125% due 12/03/2012	595,000	599,518
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	222,406
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	224,424
Kroger Company
6.40% due 08/15/2017	500,000	527,646
Nabisco, Inc.
7.55% due 06/15/2015	229,000	255,232
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	17,820
Supervalu, Inc.
7.50% due 11/15/2014	500,000	516,250

		4,236,045

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities - 0.78%
Buckeye Partners LP
5.125% due 07/01/2017		$225,000	$219,590
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016		360,000	354,150
Kinder Morgan Energy Partners LP
5.80% due 03/15/2035		208,000	189,243
7.30% due 08/15/2033		212,000	229,108
KN Capital Trust I, Series B
8.56% due 04/15/2027		275,000	258,500
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		330,000	330,825
Michigan Consolidated Gas Company
5.70% due 03/15/2033		14,000	13,165
ONEOK Partners LP
6.65% due 10/01/2036		545,000	562,175
6.85% due 10/15/2037		265,000	280,471
Southern Union Company
7.20% due 11/01/2066 (b)		950,000	951,024
TEPPCO Partners LP
7.00% due 06/01/2067 (b)		705,000	649,990
Texas Eastern Transmission LP
6.00% due 09/15/2017		485,000	496,558

			4,534,799
Gold - 0.04%
New Gold, Inc.
10.00% due 06/28/2017	CAD	250,000	211,261
Healthcare Products - 0.02%
Bausch & Lomb, Inc.
9.875% due 11/01/2015		$125,000	126,562
Healthcare Services - 0.30%
Coventry Health Care, Inc.
5.875% due 01/15/2012		225,000	229,542
6.30% due 08/15/2014		420,000	430,605
UnitedHealth Group, Inc.
5.375% due 03/15/2016		240,000	241,972
5.50% due 11/15/2012		235,000	238,955
5.80% due 03/15/2036		115,000	107,297
6.625% due 11/15/2037		275,000	271,641
WellPoint, Inc.
3.75% due 12/14/2007		10,000	9,995
5.00% due 12/15/2014		208,000	198,965

			1,728,972
Holdings Companies/Conglomerates - 0.25%
General Electric Company
5.00% due 02/01/2013		1,057,000	1,071,067
5.25% due 12/06/2017		350,000	346,778
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013		16,000	16,465

			1,434,310
Homebuilders - 0.21%
Centex Corp.
4.55% due 11/01/2010		1,200,000	1,046,272

The accompanying notes are an integral part of the financial statements.
7

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders (continued)
Pulte Homes, Inc.
6.25% due 02/15/2013	$210,000	$185,004

		1,231,276
Hotels & Restaurants - 0.16%
Dave & Buster's, Inc.
11.25% due 03/15/2014	135,000	128,250
Marriott International, Inc.
4.625% due 06/15/2012	26,000	25,492
Starbucks Corp.
6.25% due 08/15/2017	430,000	441,910
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	340,000	336,732

		932,384
Household Products - 0.09%
Clorox Company
5.95% due 10/15/2017	500,000	506,644
Industrial Machinery - 0.14%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	223,690
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	606,977

		830,667
Insurance - 3.74%
Ace INA Holdings, Inc.
6.70% due 05/15/2036	470,000	469,975
Aetna, Inc.
6.75% due 12/15/2037	800,000	789,805
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,610,788
AON Capital Trust A
8.205% due 01/01/2027	390,000	427,787
Assurant, Inc.
5.625% due 02/15/2014	209,000	210,459
6.75% due 02/15/2034	550,000	550,599
Avalon Re, Ltd.
7.476% due 06/06/2008 (b)	250,000	239,565
AXA SA
6.379% due 12/14/2049 (b)	585,000	495,327
6.463% due 12/31/2049 (b)	275,000	246,850
Catlin Insurance Company, Ltd.
7.249% due 12/01/2049 (b)	500,000	470,821
Cigna Corp.
6.15% due 11/15/2036	500,000	469,890
Cincinnati Financial Corp.
6.92% due 05/15/2028	960,000	1,029,621
CNA Financial Corp.
6.00% due 08/15/2011	280,000	287,083
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	791,706
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)	795,000	659,331
First American Corp.
7.55% due 04/01/2028	290,000	294,184

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Foundation Re II, Ltd.
11.655% due 11/26/2010 (b)	$250,000	$258,975
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	725,309
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	7,790
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	224,857
Liberty Mutual Group, Inc.
6.50% due 03/15/2035	683,000	626,902
7.50% due 08/15/2036	1,820,000	1,869,870
7.80% due 03/15/2037	455,000	413,593
Lincoln National Corp.
6.05% due 04/20/2067 (b)	155,000	146,838
7.00% due 05/17/2066 (b)	215,000	214,744
Markel Corp.
6.80% due 02/15/2013	325,000	343,561
Marsh & McLennan Companies, Inc.
5.375% due 07/15/2014	206,000	206,247
Merna Reinsurance, Ltd., Series B
7.11% due 07/07/2010 (b)	1,355,000	1,346,599
MetLife, Inc.
5.70% due 06/15/2035	255,000	233,371
Mystic Re, Ltd.
11.841% due 12/05/2008 (b)	250,000	252,725
Ohio Casualty Corp.
7.30% due 06/15/2014	380,000	420,868
PartnerRe Finance
6.44% due 12/01/2066 (b)	395,000	357,950
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	216,316
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	215,968
RenaissanceRe Holdings, Ltd.
7.00% due 07/15/2008	400,000	407,372
StanCorp Financial Group, Inc.
6.90% due 05/29/2067 (b)	825,000	780,171
Symetra Financial Corp.
6.125% due 04/01/2016	350,000	349,850
8.30% due 10/15/2037 (b)	310,000	323,772
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	599,353
Travelers Property Casualty, Inc.
6.375% due 03/15/2033	21,000	21,188
W.R. Berkley Corp.
5.125% due 09/30/2010	900,000	927,660
6.15% due 08/15/2019	14,000	14,414
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)	685,000	631,793
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	207,430
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	242,109

		21,631,386

The accompanying notes are an integral part of the financial statements.
8

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil - 0.49%
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	$1,000,000	$1,023,647
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013	209,811	213,207
Husky Energy, Inc.
6.20% due 09/15/2017	970,000	1,018,091
Pemex Project Funding Master Trust
6.9944% due 06/15/2010 (b)	18,000	18,180
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009	10,476	10,428
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027	250,000	237,525
Western Oil Sands, Inc.
8.375% due 05/01/2012	265,000	294,866

		2,815,944

Investment Companies - 0.05%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	267,851
Leisure Time - 0.78%
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	150,000	139,500
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	350,000	309,750
Greektown Holdings LLC
10.75% due 12/01/2013	220,000	214,500
Harrahs Operating Company, Inc.
5.625% due 06/01/2015	285,000	212,325
Indianapolis Downs Capital LLC
11.00% due 11/01/2012	85,000	82,450
Isle of Capri Casinos
7.00% due 03/01/2014	135,000	115,425
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	303,800
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	330,000	333,300
Majestic Star Casino LLC
9.50% due 10/15/2010	115,000	110,687
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	15,840
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	206,440
8.00% due 04/01/2012	150,000	151,312
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	175,750
9.75% due 04/01/2010	285,000	285,000
Pokagon Gaming Authority
10.375% due 06/15/2014	135,000	144,450
Seminole Indian Tribe of Florida
6.535% due 10/01/2020	405,000	410,958
Seneca Gaming Corp.
7.25% due 05/01/2012	420,000	422,100
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	310,000	245,675

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Turning Stone Resort Casino
9.125% due 09/15/2014	$370,000	$373,700
Waterford Gaming LLC
8.625% due 09/15/2014	250,000	249,688

		4,502,650
Liquor - 0.00%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	10,806
Manufacturing - 0.22%
GRUPO KUO SAB DE CV
9.75% due 10/17/2017	330,000	325,710
Tyco Electronics Group SA
6.55% due 10/01/2017	910,000	941,999

		1,267,709
Medical-Hospitals - 0.14%
Alliance Imaging, Inc.
7.25% due 12/15/2012	175,000	162,750
7.25% due 12/15/2012	145,000	134,850
Community Health Systems, Inc.
8.875% due 07/15/2015	500,000	505,000

		802,600
Metal & Metal Products - 0.05%
Alcan, Inc.
5.00% due 06/01/2015	6,000	5,828
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	115,000	105,225
Vedanta Resources PLC
6.625% due 02/22/2010	170,000	169,150

		280,203
Mining - 0.08%
Corporacion Nacional del Cobre
5.50% due 10/15/2013	209,000	213,440
Drummond Company, Inc.
7.375% due 02/15/2016	205,000	187,575
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	80,000	86,400

		487,415
Paper - 0.11%
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	316,096
Verso Paper, Inc., Series B
9.125% due 08/01/2014	325,000	322,969

		639,065
Petroleum Services - 0.62%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	201,600
Anadarko Petroleum Corp.
3.25% due 05/01/2008	600,000	594,520
6.45% due 09/15/2036	1,000,000	1,013,018
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	376,902
8.375% due 08/01/2066 (b)	700,000	730,773

The accompanying notes are an integral part of the financial statements.
9

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services (continued)
Premcor Refining Group, Inc.
6.75% due 05/01/2014	$380,000	$394,030
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	253,802

		3,564,645
Pharmaceuticals - 0.47%
Allergan, Inc.
5.75% due 04/01/2016	400,000	412,767
AstraZeneca PLC
5.90% due 09/15/2017	485,000	507,013
Hospira, Inc.
5.90% due 06/15/2014	8,000	8,219
Schering Plough Corp.
5.55% due 12/01/2013	218,000	221,680
6.00% due 09/15/2017	1,200,000	1,238,562
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	171,116
6.15% due 02/01/2036	170,000	169,351

		2,728,708
Publishing - 0.04%
Idearc, Inc.
8.00% due 11/15/2016	240,000	224,400
Real Estate - 1.84%
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	605,000	617,764
Boston Properties, Ltd., REIT
6.25% due 01/15/2013	215,000	222,817
Camden Property Trust, REIT
5.00% due 06/15/2015	216,000	201,992
Colonial Properties Trust, REIT
6.25% due 06/15/2014	211,000	198,412
Colonial Realty LP
5.50% due 10/01/2015	231,000	204,063
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	22,000	22,140
Duke Realty LP
5.95% due 02/15/2017	975,000	988,839
Health Care Property Investors, Inc., REIT
6.30% due 09/15/2016	750,000	744,348
Health Care Property Investors, Inc.,
Series MTN, REIT
4.875% due 09/15/2010	229,000	228,093
5.625% due 02/28/2013	520,000	511,651
Health Care, Inc., REIT
6.00% due 11/15/2013	215,000	219,702
6.20% due 06/01/2016	680,000	676,008
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	360,000	396,083
Hospitality Properties Trust, REIT
6.75% due 02/15/2013	612,000	646,262
HRPT Properties Trust
6.65% due 01/15/2018	200,000	201,476
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	285,000	297,790

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Realty Income Corp.
5.95% due 09/15/2016		$560,000	$560,319
Rouse Company LP, REIT
6.75% due 05/01/2013		420,000	391,798
Rouse Company, REIT
3.625% due 03/15/2009		645,000	614,173
5.375% due 11/26/2013		209,000	182,299
Shimao Property Holdings, Ltd.
8.00% due 12/01/2016		270,000	240,300
Simon Property Group LP, REIT
5.75% due 12/01/2015		530,000	522,012
USB Realty Corp.
6.091% due 12/22/2049 (b)		500,000	463,134
Vornado Realty, LP
5.60% due 02/15/2011		800,000	800,834
Westfield Group
5.40% due 10/01/2012		475,000	481,291

			10,633,600
Retail - 0.51%
CVS Caremark Corp.
5.66% due 06/01/2010 (b)		900,000	885,651
5.75% due 06/01/2017		400,000	402,320
6.125% due 08/15/2016		515,000	529,790
6.302% due 06/01/2037 (b)		710,000	695,573
Kohls Corp.
6.25% due 12/15/2017		460,000	455,768

			2,969,102
Semiconductors - 0.04%
Freescale Semiconductor, Inc.
10.125% due 12/15/2016		300,000	257,250
Steel - 0.08%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016		450,000	443,250
Telecommunications Equipment &
Services - 0.72%
AT&T, Inc.
6.50% due 09/01/2037		190,000	200,133
Axtel SAB de CV
7.625% due 02/01/2017		340,000	335,750
Citizens Communications Company
6.25% due 01/15/2013		290,000	280,213
Deutsche Telekom International Finance BV
5.75% due 03/23/2016		1,000,000	1,005,274
6.625% due 07/11/2011	EUR	1,000	1,532
8.00% due 06/15/2010		$222,000	237,551
8.25% due 06/15/2030		227,000	281,859
Digicel Group, Ltd.
8.875% due 01/15/2015		400,000	358,000
Embarq Corp.
7.082% due 06/01/2016		880,000	917,778
France Telecom SA
7.75% due 03/01/2011		20,000	21,739
8.50% due 03/01/2031		220,000	291,541

The accompanying notes are an integral part of the financial statements.
10

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
SBC Communications, Inc.
4.125% due 09/15/2009	$207,000	$205,471
5.10% due 09/15/2014	16,000	15,802
5.625% due 06/15/2016	12,000	12,176
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011	9,000	9,517

		4,174,336
Telephone - 0.79%
AT&T, Inc.
6.80% due 05/15/2036	400,000	437,112
BellSouth Corp.
4.20% due 09/15/2009	212,000	210,345
6.00% due 11/15/2034	820,000	808,331
Cincinnati Bell, Inc.
8.375% due 01/15/2014	225,000	217,687
Qwest Corp.
7.875% due 09/01/2011	315,000	325,238
Sprint Capital Corp.
6.125% due 11/15/2008	216,000	215,728
6.375% due 05/01/2009	212,000	213,015
6.875% due 11/15/2028	400,000	375,452
8.375% due 03/15/2012	207,000	221,937
Telecom Italia Capital SA
4.00% due 01/15/2010	670,000	659,411
4.00% due 11/15/2008	169,000	166,225
7.20% due 07/18/2036	650,000	703,526
Verizon New York, Inc., Series A
6.875% due 04/01/2012	15,000	16,011

		4,570,018
Tobacco - 0.08%
Alliance One International, Inc.
8.50% due 05/15/2012	170,000	164,900
Altria Group, Inc.
7.00% due 11/04/2013	6,000	6,732
Reynolds American, Inc.
7.25% due 06/01/2013	245,000	263,935

		435,567
Transportation - 0.23%
CMA CGM SA
7.25% due 02/01/2013	455,000	436,800
Delta Air Lines, Inc.
6.821% due 08/10/2022	560,000	548,800
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	250,000	256,875
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	2,000	2,045
8.75% due 12/01/2013	75,000	79,687

		1,324,207
Utility Service - 0.00%
Public Service Company of New Mexico
4.40% due 09/15/2008	13,000	12,885

TOTAL CORPORATE BONDS (Cost $176,321,690)		$173,723,407

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.17%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	$9,260,681	$451,458
American Home Mortgage Investment Trust,
Series 2004-4, Class 5A
4.44% due 02/25/2045	826,070	810,718
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	535,000	529,880
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3
4.128% due 07/10/2042	32,284	31,870
Banc of America Commercial Mortgage, Inc.,
Series 2005-2, Class AJ
4.953% due 07/10/2043 (b)	50,846	47,218
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.3529% due 09/10/2047 (b)	470,000	466,577
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	1,543,665
Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class A3
5.9018% due 05/10/2045 (b)	970,000	993,222
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	775,000	799,191
Banc of America Commercial Mortgage, Inc.,
Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	760,729
Banc of America Funding Corp., Series 2007-E,
Class 4A1
5.9362% due 07/20/2047 (b)	440,343	447,840
Banc of America Funding Corp., Series 2006-B,
Class 6A1
5.8801% due 03/20/2036 (b)	561,868	560,705
Banc of America Funding Corp., Series 2006-D,
Class 6B1
5.9452% due 05/20/2036 (b)	324,385	327,934
Banc of America Large Loan, Series 2006-BIX1,
Class C
5.79% due 10/15/2019 (b)	1,000,000	985,298
Banc of America Large Loan,
Series 2005-MIB1, Class B
4.9119% due 03/15/2022 (b)	895,000	880,896
Bank of America Commercial Mortgage, Inc.,
Series 2001-3, Class A1
4.89% due 04/11/2037	5,773	5,757
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.305% due 04/25/2035 (b)	192,324	191,623
Bear Stearns Asset Backed Securities, Inc., Series
2003-AC4, Class A
5.00% due 09/25/2033	10,694	10,443
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038	400,000	316,519
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T10, Class A2
4.74% due 03/13/2040	790,000	770,218

The accompanying notes are an integral part of the financial statements.
11

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR5, Class X1
0.076% IO due 07/11/2042 (b)	$460,388	$8,896
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-T16, Class X1
0.1987% IO due 02/13/2046 (b)	559,964	9,988
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	43,320
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-BBA7, Class G
5.0919% due 03/15/2019 (b)	700,000	668,825
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2006-T24, Class AY
0.451% IO due 10/12/2041	30,889,963	628,790
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	715,000	704,389
Bear Stearns Mortgage Funding Trust, Series
2006-AR4, Class A1
5.34% due 12/25/2036 (b)	2,302,679	2,214,204
Chase Commercial Mortgage Securities Corp.,
Series 2000-2, Class C
7.928% due 07/15/2032	29,619	31,672
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 05/25/2020	308,412	306,003
Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3
5.9138% due 03/15/2049 (b)	700,000	717,438
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-10, Class 1A5A
5.8334% due 12/25/2035 (b)	403,496	402,180
Citigroup Mortgage Loan Trust, Inc., Series 2005-5,
Class 2A3
5.00% due 08/25/2035	267,770	266,348
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1, Class 1A1
4.90% due 10/25/2035 (b)	1,177,688	1,170,266
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2005-CD1, Class C
5.3996% due 07/15/2044 (b)	190,000	179,533
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	360,000	358,406
Citigroup/Deutsche Bank Commercial Mortgage,
Series 2006-CD2, Class AM
5.5916% due 01/15/2046 (b)	1,000,000	959,705
Commercial Mortgage Pass Through Certificates,
Series 2003-LB1A, Class A2
4.084% due 06/10/2038	49,859	47,050
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class B
5.3998% due 06/10/2044 (b)	49,365	46,740
Commercial Mortgage Pass Through Certificates,
Series 2005-FL11, Class AJ
4.8519% due 11/15/2017 (b)	595,000	586,825
Commercial Mortgage Pass-Through Certificates,
Series 2006-C7, Class A3
5.8995% due 06/10/2046 (b)	585,000	599,256

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
2.429% IO due 11/20/2035	$5,714,959	$196,452
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.974% IO due 08/25/2046 (b)	3,876,385	139,308
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
5.86% IO due 07/25/2046 (b)	7,252,899	271,984
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	4,567,837	178,431
Countrywide Alternative Loan Trust, Series
2006-OA3, Class X
2.5715% IO due 05/25/2036 (b)	3,035,968	123,811
Countrywide Alternative Loan Trust,
Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	666,916	673,377
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB2, Class 4A
4.5304% due 07/20/2034 (b)	1,428,972	1,435,571
Credit Suisse Mortgage Capital Certificates,
Series 2006-TFLA, Class B
4.8819% due 04/15/2021 (b)	870,000	863,196
Crown Castle Towers LLC, Series 2006-1A, Class E
6.065% due 11/15/2036	470,000	452,464
Crown Castle Towers LLC, Series 2006-1A, Class F
6.65% due 11/15/2036	1,760,000	1,700,934
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	1,225,000	1,170,218
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035	571,000	558,598
CS First Boston Mortgage Securities Corp, Series
2003-CPN1, Class A2
4.597% due 03/15/2035	1,175,000	1,143,677
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A3
6.238% due 02/15/2034	3,359	3,350
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	34,346	34,831
CS First Boston Mortgage Securities Corp.,
Series 2001-CP4, Class A4
6.18% due 12/15/2035	32,087	33,260
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	19,746	20,512
CS First Boston Mortgage Securities Corp.,
Series 2004-C4, Class A4
4.283% due 10/15/2039	10,860	10,605
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AX
0.1354% IO due 02/15/2038 (b)	1,170,385	13,006
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class B
5.016% due 04/15/2037 (b)	58,053	54,026
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.15% IO due 08/19/2045	8,042,007	261,365

The accompanying notes are an integral part of the financial statements.
12

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 24989,
Class PE
6.00% due 08/15/2032	$405,000	$413,065
Federal Home Loan Mortgage Corp., Series 3320,
Class PB
5.50% due 11/15/2031	615,000	621,554
Federal Home Loan Mortgage Corp., Series 3174,
Class CB
5.50% due 02/15/2031	710,000	723,541
Federal Home Loan Mortgage Corp., Series 3294,
Class NB
5.50% due 12/15/2029	800,000	802,042
Federal Home Loan Mortgage Corp.,
Series 2003-2640, Class WA
3.50% due 03/15/2033	87,216	84,760
Federal Home Loan Mortgage Corp.,
Series 2005-3019, Class MD
4.75% due 01/15/2031	567,264	567,019
Federal Home Loan Mortgage Corp.,
Series T-41, Class 3A
7.50% due 07/25/2032	4,016	4,250
Federal National Mortgage Association,
Series 2002-W3, Class A5
7.50% due 01/25/2028	7,944	8,408
Federal National Mortgage Association,
Series 2003-18, Class EX
4.00% due 06/25/2017	1,580,147	1,542,166
Federal National Mortgage Association,
Series 2003-33, Class AC
4.25% due 03/25/2033	325,494	316,551
Federal National Mortgage Association,
Series 2003-49, Class JE
3.00% due 04/25/2033	325,982	296,132
Federal National Mortgage Association,
Series 2003-58, Class AD
3.25% due 07/25/2033	211,719	195,587
Federal National Mortgage Association,
Series 2003-63, Class PE
3.50% due 07/25/2033	175,045	160,725
Federal National Mortgage Association,
Series 2006-64, Class PC
5.50% due 10/25/2034	690,000	676,678
Federal National Mortgage Association,
Series 2006-67, Class PD
5.50% due 12/25/2034	720,000	705,088
First Horizon Alternative Mortgage Securities,
Series 2004-AA2, Class 2A1
5.0275% due 08/25/2034 (b)	1,609,406	1,595,070
First Horizon Alternative Mortgage Securities,
Series 2004-AA5, Class B1
5.212% due 12/25/2034 (b)	141,269	138,333
First Horizon Alternative Mortgage Securities,
Series 2006-AA2, Class B1
6.1834% due 05/25/2036 (b)	199,476	209,329
First Union National Bank Commercial Mortgage
Trust, Series 2001-C2, Class A1
6.204% due 01/12/2043	18,106	18,092

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage
Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	$9,576	$9,656
GE Capital Commercial Mortgage Corp.,
Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	23,021
GE Capital Commercial Mortgage Corp.,
Series 2002-2A, Class A3
5.349% due 08/11/2036	14,809	14,944
GE Capital Commercial Mortgage Corp.,
Series 2005-C1, Class XC
0.1287% IO due 06/10/2048 (b)	1,698,434	21,285
GE Capital Commercial Mortgage Corp.,
Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	40,995
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014	295,000	262,036
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036	367,000	360,317
Global Tower Partners Acquisition Partners LLC,
Series 2007-1A, Class F
7.0496% due 05/15/2037	135,000	133,642
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class B
5.4912% due 05/10/2040 (b)	1,370,000	1,390,255
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C1, Class A1
5.785% due 11/15/2039	208,262	210,366
GMAC Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 2A1
5.6417% due 04/19/2036 (b)	302,562	299,169
Government National Mortgage Association,
Series 2003-42, Class XA
3.75% due 05/16/2033	64,304	60,556
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class C
5.554% due 03/10/2039	315,000	285,379
Greenwich Capital Commercial Funding Corp,
Series 2007-GG9, Class F
5.633% due 03/10/2039	170,000	134,949
Greenwich Capital Commercial Funding Corp.,
Series 2002-C1, Class A2
4.112% due 01/11/2017	22,283	21,822
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A2
5.117% due 04/10/2037	705,000	709,578
GS Mortgage Securities Corp, Series 2006-NIM3,
Class N2
8.112% due 06/25/2046	205,000	203,647
GS Mortgage Securities Corp. II, Series 2006-GG8,
Class A2
5.479% due 11/10/2039 (b)	955,000	970,167
GS Mortgage Securities Corp. II, Series 2005-GG4,
Class XC
0.1934% IO due 07/10/2039 (b)	2,075,004	38,776
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class AM
5.622% due 04/10/2038 (b)	1,350,000	1,324,827

The accompanying notes are an integral part of the financial statements.
13

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GSR Mortgage Loan Trust, Series 2004-14,
Class 3A2
6.6787% due 12/25/2034 (b)	$653,312	$652,139
GSR Mortgage Loan Trust, Series 2004-9, Class B1
5.2615% due 08/25/2034 (b)	340,591	344,289
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 3A1
5.3917% due 01/25/2036 (b)	798,019	787,930
Harborview Mortgage Loan Trust, Series 2005-8,
Class 1X
2.2936% IO due 09/19/2035 (b)	5,495,443	157,994
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon IO due 05/19/2047	16,318,705	124,940
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon IO due 07/19/2047	16,269,494	144,900
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon IO due 11/19/2015	11,551,155	88,439
Harborview NIM Corp, Series 2007-2A, Class N2
7.87% due 04/25/2037	391,398	389,441
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036	12,948,873	412,745
IndyMac Index Mortgage Loan Trust,
Series 2004-AR13, Class B1
5.296% due 01/25/2035	204,211	202,743
IndyMac Index Mortgage Loan Trust,
Series 2005-AR5, Class B1
5.4235% due 05/25/2035 (b)	339,747	336,495
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1B1
6.4048% due 08/25/2036 (b)	298,644	273,015
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-LD11, Class AM
6.0073% due 06/15/2049 (b)	1,660,000	1,641,555
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045 (b)	845,000	849,921
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	51,734	52,150
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	10,818	10,674
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0656% due 04/15/2045 (b)	490,000	505,459
JP Morgan Commercial Mortgage Finance Corp.,
Series 1997-C5, Class D
7.351% due 09/15/2029	284,313	291,354
JP Morgan Mortgage Trust, Series 2006-A7, Class
2A5
5.8299% due 01/25/2037 (b)	844,747	851,595
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	485,000	471,778

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	$145,000	$135,578
JPMorgan Mortgage Trust, Series 2005-S2,
Class 2A16
6.50% due 09/25/2035	213,083	214,608
JPMorgan Mortgage Trust, Series 2005-S3,
Class 2A2
5.50% due 01/25/2021	467,883	470,369
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	29,619	31,121
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class XCL
0.2024% IO due 02/15/2040 (b)	736,927	14,870
LB-UBS Commercial Mortgage Trust,
Series 2005-C3, Class G
5.111% due 07/15/2040 (b)	25,472	22,452
LB-UBS Commercial Mortgage Trust,
Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	58,140
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0808% due 06/15/2038 (b)	575,000	595,649
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	2,531,547	2,612,820
Mastr Adjustable Rate Mortgages Trust,
Series 2004-13, Class 2A1
3.8175% due 04/21/2034 (b)	1,678,539	1,658,882
Mastr Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
4.589% due 08/25/2034 (b)	786,910	785,513
Mastr Adjustable Rate Mortgages Trust,
Series 2005-2, Class 2A1
5.0911% due 03/25/2035 (b)	1,683,080	1,725,792
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 4A1
4.9911% due 02/25/2036 (b)	689,148	672,355
Mastr Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
5.670% due 05/25/2036 (b)	4,499,010	4,468,417
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	30,906
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class XC
0.059% IO due 07/12/2038	5,527,491	33,514
Merrill Lynch Mortgage Trust, Series 2005-CKI1,
Class A6
5.4165% due 11/12/2037 (b)	435,000	432,755
Merrill Lynch Mortgage Trust, Series 2006-C2,
Class X
0.5739% IO due 08/12/2043	13,945,644	359,005
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-2, Class A4
6.1046% due 06/12/2046 (b)	785,000	813,374
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2006-3, Class A4
5.414% due 07/12/2046 (b)	595,000	593,597

The accompanying notes are an integral part of the financial statements.
14

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
MLCC Mortgage Investors Inc, Series 2007-3,
Class M1
5.981% due 09/25/2037 (b)	$289,992	$282,380
MLCC Mortgage Investors Inc, Series 2007-3,
Class M2
5.981% due 09/25/2037 (b)	109,997	105,202
MLCC Mortgage Investors Inc, Series 2007-3,
Class M3
5.981% due 09/25/2037 (b)	69,998	65,186
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	340,361
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	21,341	20,977
Morgan Stanley Capital I, Series 2005-HQ7,
Class A2
5.3741% due 11/14/2042 (b)	415,000	417,303
Morgan Stanley Capital I, Series 2005-HQ7,
Class A4
5.3741% due 11/14/2042 (b)	415,000	411,601
Morgan Stanley Capital I, Series 2005-IQ10,
Class A4A
5.23% due 09/15/2042 (b)	675,000	667,292
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.1865% IO due 07/15/2056 (b)	679,876	18,982
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1442% IO due 12/13/2041 (b)	1,465,624	20,995
Morgan Stanley Capital I,
Series 2007-SRR3, Class A
5.84% due 12/20/2049 (b)	1,000,000	884,770
Morgan Stanley Capital I,
Series 2007-SRR3, Class B
5.94% due 12/20/2049 (b)	1,000,000	844,940
Provident Funding Mortgage Loan Trust,
Series 2005-1, Class B1
4.353% due 05/25/2035 (b)	314,835	281,962
Residential Accredit Loans, Inc.,
Series 2005-QA12, Class NB5
5.9609% due 12/25/2035 (b)	499,960	499,287
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	604,754	606,520
Salomon Brothers Mortgage Securities VII,
Series 2000-C3, Class A2
6.592% due 12/18/2033	12,045	12,477
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A2
6.226% due 12/18/2035	1,222	1,219
Salomon Brothers Mortgage Securities VII,
Series 2001-C1, Class A3
6.428% due 12/18/2035	24,682	25,629
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	680,000	637,140
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	135,000	126,371
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035	397,000	392,161
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035	100,000	98,484

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035	$110,000	$107,648
Sequoia Mortgage Trust, Series 2005-3, Class A1
4.94% due 05/20/2035 (b)	6,550	6,462
Suntrust Adjustable Rate Mortgage Loan Trust,
Series 2007-2, Class 4A1
5.7445% due 04/25/2037 (b)	1,683,284	1,676,380
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036	900,000	923,625
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class XC
0.0927% IO due 03/15/2042 (b)	961,437	7,994
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	34,358
WAMU Commercial Mortgage Securities Trust,
Series 2007-SL3, Class A
6.1149% due 03/23/2045	581,027	597,394
WAMU Commercial Mortgage Securities Trust,
Series 2006-SL1, Class A
5.4207% due 11/23/2043	883,323	885,116
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047	17,242,712	220,707
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047	30,957,514	401,302
WAMU Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 1A8
4.8344% due 10/25/2035 (b)	1,283,397	1,272,847
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2007-1, Class
B1
6.2067% due 02/25/2037 (b)	358,022	322,228
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2005-6,
Class 1CB
6.50% due 08/25/2035	247,824	252,858
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047	13,662,269	267,406
Washington Mutual Mortgage Pass-Through,
Series 2005-1, Class 6A1
6.50% due 03/25/2035	16,695	16,300
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR15, Class A3
5.6618% due 10/25/2036 (b)	892,684	898,313
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-7, Class 2A2
5.00% due 07/25/2019	303,507	302,084
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR16, Class 2A1
4.9427% due 10/25/2035 (b)	2,742,690	2,758,391

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $88,436,507)		$87,846,273

The accompanying notes are an integral part of the financial statements.
15

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 4.63%
Alesco Preferred Funding, Ltd., Series 12A, Class B
5.96% due 07/15/2037 (b)	$430,000	$408,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
5.86% due 09/23/2037 (b)	930,000	883,500
Alesco Preferred Funding, Ltd.,
Series 15A, Class B1
5.89% due 12/23/2037 (b)	220,000	208,996
Amresco Residential Securities Mortgage Loan
Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	1,112	1,107
Ansonia CDO, Ltd.
5.812% due 07/28/2046	1,150,000	1,052,676
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)	600,000	573,186
Anthracite, Ltd., Series 2002-CIBA, Class A
5.95% due 05/24/2017 (b)	941,255	903,304
Arbor Realty Mortgage Securities, Series
2006-1A, Class C
5.96% due 01/26/2042 (b)	370,000	327,243
Arbor Realty Mortgage Securities, Series
2006-1A, Class F
6.41% due 01/26/2042 (b)	615,000	483,741
Argent Securities, Inc., Series 2004-W1, Class M3
6.2388% due 03/25/2034 (b)	25,675	23,029
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
5.21% due 03/20/2050 (b)	400,000	363,792
Cedarwoods Credit CDO Ltd.,
Series 2007-2A, Class B
5.89% due 02/25/2052 (b)	1,000,000	903,100
Credit-Based Asset Servicing and Securitization,
Series 2006-MH1, Class B1
6.25% due 09/25/2036	460,000	368,000
Credit-Based Asset Servicing and Securitization,
Series 2005-CB8, Class AF2
5.303% due 12/25/2035	1,000,000	992,526
Credit-Based Asset Servicing and Securitization,
Series 2006-CB2, Class AF2
5.501% due 12/25/2036 (b)	1,250,000	1,175,986
Crest, Ltd.
6.0031% due 05/28/2038 (b)	600,000	581,142
Crest, Ltd., Series 2002-IGA, Class A
5.4606% due 07/28/2017 (b)	1,232,058	1,211,285
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031	1,845,000	1,778,753
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	125,000	126,424
Dillon Read CMBS CDO, Ltd.,Series 2006-1A,
Class A3
6.369% due 12/05/2046	975,000	877,597
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	535,000	528,684
Equity One ABS, Inc., Series 2004-2, Class AV2
5.0388% due 07/25/2034 (b)	647	621
GSAA Home Equity Trust, Series 2006-10,
Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	1,009,677
Highland Park CDO, Ltd., Series 2006-1A, Class A2
5.905% due 11/25/2051 (b)	1,230,000	1,170,714

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Home Equity Mortgage Trust,
Series 2005-3, Class A1
5.0288% due 11/25/2035 (b)	$234	$234
JER CDO, Series 2006-2A, Class AFL
5.461% due 03/25/2045 (b)	700,000	560,000
LNR CDO, Ltd., Series 2006-1A, Class BFL
5.35% due 05/28/2043 (b)	700,000	561,969
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class AM
5.8424% due 05/12/2039 (b)	1,000,000	989,200
Mesa West Capital CDO, Ltd.,
Series 2007-1A, Class A1
5.39% due 02/25/2047 (b)	490,000	473,614
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
6.00% due 12/25/2050	570,000	516,249
North Street Referenced Linked Notes, Series
2000-1A, Class C
7.11% due 04/28/2011 (b)	500,000	335,000
N-Star Real Estate CDO, Ltd.,
Series 2006-7A, Class B
5.1688% due 06/22/2051 (b)	900,000	791,100
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class E
6.47% due 02/01/2041 (b)	475,000	405,175
N-Star Real Estate CDO, Ltd.,
Series 2006-8A, Class G
6.67% due 02/01/2041 (b)	475,000	389,567
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	1,050,000	966,637
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 01/25/2037	1,000,000	967,711
Popular ABS Mortgage Pass-Through Trust,
Series 2005-4, Class AF3
4.982% due 09/25/2035 (b)	65,162	64,077
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A2
5.35% due 01/25/2036 (b)	900,000	891,822
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/28/2048	1,334,941	1,301,568
RAIT Preferred Funding, Ltd., Series 2007-2A,
Class B
5.9313% due 06/25/2045 (b)	685,000	616,500
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF3
4.499% due 08/25/2035	210,000	206,515
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	305,984
Renaissance Home Equity Loan Trust,
Series 2005-4, Class A2
5.399% due 02/25/2036	260,106	259,021
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	19,865	19,598
Sharps SP I LLC Net Interest Margin Trust, Series
2006-CW4N, Class NB
9.25% due 04/25/2046	195,568	195,507

The accompanying notes are an integral part of the financial statements.
16

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Wells Fargo Home Equity Trust,
Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)		$49,000	$48,436

TOTAL ASSET BACKED SECURITIES
(Cost $28,662,586)			$26,819,067

SUPRANATIONAL OBLIGATIONS - 0.04%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013		12,000	13,174
Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013		214,000	216,069
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012		20,000	21,630

			237,699

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $249,264)			$250,873

PREFERRED STOCKS - 0.21%
Food & Beverages - 0.05%
Ocean Spray Cranberries, Inc.		3,200	295,200

Mining - 0.10%
Freeport-McMoRan Copper & Gold, Inc.		4,000	584,000

Telephone - 0.06%
Telephone & Data Systems, Inc.		16,000	347,360

TOTAL PREFERRED STOCKS (Cost $1,064,480)			$1,226,560

TERM LOANS - 0.04%
Educational Services - 0.04%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	198,497	197,546

TOTAL TERM LOANS (Cost $198,496)			$197,546

WARRANTS - 0.01%
Gold - 0.01%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00) *		25,000	30,001

TOTAL WARRANTS (Cost $49,132)			$30,001

REPURCHASE AGREEMENTS - 0.68%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$3,902,252 on 12/03/2007,
collateralized by $3,445,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $3,983,640,
including interest) ***		$3,901,000	$3,901,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,901,000)			$3,901,000

Active Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 13.60%
Federal Home Loan Bank Discount Notes
zero coupon due 12/03/2007	$4,700,000	$4,699,021
Federal National Mortgage Association Discount
Notes
zero coupon due 12/12/2007 to
12/17/2007 ***	74,153,000	74,049,763

TOTAL SHORT TERM INVESTMENTS
(Cost $78,748,784)		$78,748,784

Total Investments (Active Bond Fund)
(Cost $649,551,816) - 112.48%		$651,174,718
Liabilities in Excess of Other Assets - (12.48)%		(72,224,974)

TOTAL NET ASSETS - 100.00%		$578,949,744

All Cap Core Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 91.71%
Aerospace - 2.37%
Boeing Company	95,600	$8,846,824
Goodrich Corp.	3,200	228,128
Lockheed Martin Corp.	31,600	3,497,172

		12,572,124
Air Travel - 0.47%
Delta Air Lines, Inc. *	127,400	2,517,424
Apparel & Textiles - 1.01%
Perry Ellis International, Inc. *	12,200	196,664
Polo Ralph Lauren Corp., Class A	74,700	5,152,806

		5,349,470
Auto Parts - 0.24%
Autoliv, Inc.	22,100	1,290,640
Automobiles - 1.01%
PACCAR, Inc.	105,700	5,349,477
Banking - 2.49%
Bank of America Corp.	210,800	9,724,204
Wachovia Corp.	81,100	3,487,300

		13,211,504
Biotechnology - 0.32%
MGI Pharma, Inc. *	49,600	1,716,656
Broadcasting - 0.48%
CBS Corp., Class B	45,500	1,248,065
Liberty Global, Inc., Class A *	32,400	1,316,088

		2,564,153
Building Materials & Construction - 0.23%
Drew Industries, Inc. *	6,000	163,920
Perini Corp. *	20,300	1,079,757

		1,243,677
Business Services - 3.48%
Accenture, Ltd., Class A	193,700	6,694,272

The accompanying notes are an integral part of the financial statements.
17

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Brinks Company	13,300	$850,934
Computer Sciences Corp. *	90,500	4,780,210
DST Systems, Inc. *	5,900	500,025
Fluor Corp.	38,700	5,695,479

		18,520,920
Cable & Television - 1.67%
Comcast Corp., Class A *	81,100	1,665,794
DIRECTV Group, Inc. *	289,700	7,204,839

		8,870,633
Chemicals - 0.87%
Cambrex Corp.	18,300	141,642
E.I. Du Pont de Nemours & Company	40,800	1,882,920
Eastman Chemical Company	10,300	661,363
Lubrizol Corp.	9,300	596,502
Terra Industries, Inc. *	36,100	1,363,858

		4,646,285
Coal - 0.08%
Foundation Coal Holdings, Inc.	9,700	440,768
Computers & Business Equipment - 4.16%
Agilysys, Inc.	3,000	41,670
Apple, Inc. *	49,000	8,928,780
Cisco Systems, Inc. *	6,600	184,932
International Business Machines Corp.	97,100	10,212,978
Lexmark International, Inc. *	41,200	1,437,056
Seagate Technology	51,400	1,325,606

		22,131,022
Construction Materials - 0.34%
Sherwin-Williams Company	28,900	1,815,787
Cosmetics & Toiletries - 1.11%
Kimberly-Clark Corp.	84,400	5,891,964
Crude Petroleum & Natural Gas - 1.25%
Bois d'Arc Energy, Inc. *	1,100	21,560
Chesapeake Energy Corp.	13,600	514,760
Hess Corp.	72,400	5,156,328
Unit Corp. *	9,900	442,728
Western Refining, Inc.	18,500	534,650

		6,670,026
Domestic Oil - 0.09%
Frontier Oil Corp.	11,200	495,040
Drugs & Health Care - 0.07%
Quidel Corp. *	19,200	362,880
Electrical Utilities - 1.54%
American Electric Power Company, Inc.	7,900	376,593
Constellation Energy Group, Inc.	17,800	1,783,738
Edison International	41,400	2,317,572
FirstEnergy Corp.	54,000	3,702,240

		8,180,143
Electronics - 2.06%
Arrow Electronics, Inc. *	82,700	3,060,727

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Belden, Inc.	3,200	$147,360
Garmin, Ltd.	45,300	4,862,955
Teleflex, Inc.	46,100	2,781,213
Zoran Corp. *	4,900	106,918

		10,959,173
Energy - 0.98%
Sempra Energy	82,800	5,184,936
Financial Services - 8.35%
Capital One Financial Corp.	37,800	2,015,118
Citigroup, Inc.	336,700	11,212,110
Federated Investors, Inc., Class B	28,700	1,170,673
Goldman Sachs Group, Inc.	40,000	9,065,600
Merrill Lynch & Company, Inc.	123,000	7,372,620
Morgan Stanley	130,200	6,864,144
Wells Fargo & Company	206,100	6,683,823

		44,384,088
Food & Beverages - 1.84%
Coca-Cola Enterprises, Inc.	174,000	4,518,780
Sysco Corp.	23,600	767,236
William Wrigley Jr. Company	69,900	4,473,600

		9,759,616
Gas & Pipeline Utilities - 2.73%
Global Industries, Ltd. *	151,400	3,356,538
Transocean, Inc. *	68,835	9,450,345
Williams Companies, Inc.	49,000	1,700,790

		14,507,673
Healthcare Products - 2.54%
Baxter International, Inc.	40,400	2,418,748
Becton, Dickinson & Company	33,400	2,763,182
Cypress Biosciences, Inc. *	18,600	226,920
Herbalife, Ltd.	116,700	4,886,229
Kinetic Concepts, Inc. *	54,300	3,184,152

		13,479,231
Healthcare Services - 3.72%
Alliance Imaging, Inc. *	24,000	229,200
Apria Healthcare Group, Inc. *	15,700	340,219
Coventry Health Care, Inc. *	49,800	2,882,424
Health Net, Inc. *	71,200	3,458,896
Humana, Inc. *	79,200	6,100,776
Medco Health Solutions, Inc. *	67,400	6,739,326

		19,750,841
Holdings Companies/Conglomerates - 1.06%
General Electric Company	146,800	5,620,972
Homebuilders - 0.33%
NVR, Inc. * (a)	3,600	1,771,200
Hotels & Restaurants - 1.99%
McDonald's Corp.	84,300	4,929,021
Yum! Brands, Inc.	151,700	5,635,655

		10,564,676

The accompanying notes are an integral part of the financial statements.
18

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Appliances - 0.15%
The Toro Company	14,500	$806,925
Industrial Machinery - 0.25%
Caterpillar, Inc.	11,400	819,660
Intevac, Inc. *	32,400	508,680

		1,328,340
Insurance - 2.75%
ACE, Ltd.	111,700	6,683,011
Aetna, Inc.	6,600	368,808
Allied World Assurance Holdings, Ltd.	21,700	1,004,276
XL Capital, Ltd., Class A	111,800	6,543,654

		14,599,749
International Oil - 4.99%
Chevron Corp.	130,800	11,480,316
Exxon Mobil Corp.	115,400	10,289,064
Noble Corp.	91,300	4,759,469

		26,528,849
Internet Content - 1.34%
Google, Inc., Class A *	8,700	6,029,100
Yahoo!, Inc. *	41,700	1,117,977

		7,147,077
Internet Retail - 0.22%
eBay, Inc. *	34,300	1,150,079
Internet Software - 0.09%
Symantec Corp. *	28,000	498,400
Leisure Time - 0.01%
Vail Resorts, Inc. *	500	27,755
Manufacturing - 1.41%
Honeywell International, Inc.	132,700	7,513,474
Metal & Metal Products - 0.41%
Reliance Steel & Aluminum Company	41,900	2,161,621
Mining - 0.88%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	47,200	4,669,496
Paper - 0.03%
Buckeye Technologies, Inc. *	10,300	147,084
Petroleum Services - 2.85%
ENSCO International, Inc.	76,100	4,097,985
Tesoro Corp.	78,900	3,880,302
Tidewater, Inc.	52,200	2,552,058
Valero Energy Corp.	71,200	4,632,984

		15,163,329
Pharmaceuticals - 6.88%
Bristol-Myers Squibb Company	281,500	8,340,845
Eli Lilly & Company	166,900	8,837,355
Endo Pharmaceutical Holdings, Inc. *	28,900	792,149
Gilead Sciences, Inc. *	77,100	3,588,234
Merck & Company, Inc.	56,800	3,371,648
Noven Pharmaceuticals, Inc. *	5,200	82,316
Schering-Plough Corp.	244,000	7,637,200

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sepracor, Inc. *	144,900	$3,844,197
ViroPharma, Inc. *	6,400	57,216

		36,551,160
Real Estate - 1.34%
Apartment Investment & Management
Company, Class A, REIT	3,800	151,126
Equity Residential, REIT	24,400	907,924
Health Care, Inc., REIT (a)	11,100	497,391
Hospitality Properties Trust, REIT	13,300	485,982
Liberty Property Trust, REIT	12,600	394,506
ProLogis, REIT	20,100	1,314,942
Public Storage, Inc., REIT	2,100	162,414
Regency Centers Corp., REIT	10,400	690,976
Simon Property Group, Inc., REIT	14,100	1,388,145
Vornado Realty Trust, REIT	12,600	1,134,000

		7,127,406
Retail Grocery - 1.28%
The Kroger Company	236,400	6,796,500
Retail Trade - 3.89%
Big Lots, Inc. *	195,400	3,648,118
BJ's Wholesale Club, Inc. *	146,400	5,482,680
Dick's Sporting Goods, Inc. *	147,500	4,610,850
Dollar Tree Stores, Inc. *	47,000	1,347,020
Family Dollar Stores, Inc.	60,300	1,420,065
RadioShack Corp. (a)	226,200	4,184,700

		20,693,433
Sanitary Services - 0.03%
Allied Waste Industries, Inc. *	12,900	147,189
Semiconductors - 2.74%
Amkor Technology, Inc. *	92,000	758,080
Applied Materials, Inc.	294,100	5,537,903
Emulex Corp. *	39,600	663,300
MEMC Electronic Materials, Inc. *	48,000	3,723,840
NVIDIA Corp. *	123,800	3,904,652

		14,587,775
Software - 2.07%
Microsoft Corp.	324,600	10,906,560
SPSS, Inc. *	3,100	112,034

		11,018,594
Steel - 2.18%
AK Steel Holding Corp. *	15,700	699,749
Allegheny Technologies, Inc.	22,500	2,199,375
Nucor Corp.	79,500	4,707,195
United States Steel Corp.	40,800	3,986,160

		11,592,479
Telecommunications Equipment &
Services - 2.57%
Embarq Corp.	92,900	4,733,255
Verizon Communications, Inc.	206,000	8,901,260

		13,634,515

The accompanying notes are an integral part of the financial statements.
19

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 2.37%
AT&T, Inc.	202,000	$7,718,420
CenturyTel, Inc.	9,300	396,459
U.S. Cellular Corp. *	19,000	1,558,000
Windstream Corp.	224,100	2,902,095

		12,574,974
Tires & Rubber - 0.28%
Cooper Tire & Rubber Company	95,500	1,468,790
Tobacco - 1.06%
Altria Group, Inc.	72,500	5,623,100
Trucking & Freight - 0.76%
Ryder Systems, Inc.	93,800	4,067,168

TOTAL COMMON STOCKS (Cost $485,591,439)		$487,448,260

SHORT TERM INVESTMENTS - 1.68%
John Hancock Cash Investment Trust (c)	$5,784,404	$5,784,404
U.S. Treasury Bills
zero coupon due 01/17/2008	3,145,000	3,130,299

TOTAL SHORT TERM INVESTMENTS
(Cost $8,914,703)		$8,914,703

REPURCHASE AGREEMENTS - 17.72%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$94,202,214 on 12/03/2007,
collateralized by $16,725,000
Federal Home Loan Bank, 3.75%
due 08/18/2009 (valued at
$16,913,156, including interest)
and $3,425,000 Federal National
Mortgage Association, 6.02% due
08/08/2025 (valued at $3	$94,172,000	$94,172,000

TOTAL REPURCHASE AGREEMENTS
(Cost $94,172,000)		$94,172,000

Total Investments (All Cap Core Fund)
(Cost $588,678,142) - 111.11%		$590,534,963
Liabilities in Excess of Other Assets - (11.11)%		(59,024,921)

TOTAL NET ASSETS - 100.00%		$531,510,042

All Cap Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.50%
Aerospace - 5.59%
Boeing Company	7,604	$703,674
General Dynamics Corp.	24,965	2,216,393
Spirit Aerosystems Holdings, Inc., Class A *	80,977	2,830,146
United Technologies Corp.	27,636	2,066,344

		7,816,557

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Agriculture - 1.07%
Monsanto Company	15,003	$1,490,848
Apparel & Textiles - 2.44%
Coach, Inc. *	49,858	1,851,726
Crocs, Inc. *	19,122	746,332
Phillips-Van Heusen Corp.	19,317	819,427

		3,417,485
Auto Parts - 0.34%
BorgWarner, Inc.	4,901	473,486
Biotechnology - 2.53%
Applera Corp.	32,439	1,108,116
Biogen Idec, Inc. *	12,996	963,264
Genzyme Corp. *	19,499	1,461,060

		3,532,440
Broadcasting - 0.80%
Grupo Televisa SA, SADR *	46,570	1,125,597
Building Materials & Construction - 2.81%
Chicago Bridge & Iron Company N.V.	27,013	1,435,741
Foster Wheeler, Ltd. *	16,717	2,490,833

		3,926,574
Business Services - 1.35%
Accenture, Ltd., Class A	54,444	1,881,585
Cellular Communications - 1.85%
America Movil SA de CV, Series L, ADR	17,641	1,087,744
China Mobile, Ltd.	82,000	1,500,479

		2,588,223
Chemicals - 1.61%
Syngenta AG *	9,106	2,251,108
Computers & Business Equipment - 11.77%
Apple, Inc. *	25,647	4,673,396
Cisco Systems, Inc. *	139,207	3,900,580
Dell, Inc. *	141,664	3,476,435
Hewlett-Packard Company	20,394	1,043,357
MICROS Systems, Inc. *	14,912	1,075,752
Research In Motion, Ltd. *	20,147	2,293,131

		16,462,651
Construction & Mining Equipment - 1.37%
National Oilwell Varco, Inc. *	28,091	1,914,402
Cosmetics & Toiletries - 0.86%
Colgate-Palmolive Company	14,941	1,196,475
Crude Petroleum & Natural Gas - 1.22%
Occidental Petroleum Corp.	24,502	1,709,505
Educational Services - 1.87%
Apollo Group, Inc., Class A *	34,242	2,620,198
Electrical Equipment - 1.64%
Emerson Electric Company	40,125	2,287,927
Electronics - 3.64%
Amphenol Corp., Class A	41,971	1,819,443
Garmin, Ltd.	7,026	754,241

The accompanying notes are an integral part of the financial statements.
20

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Thermo Fisher Scientific, Inc. *	24,750	$1,426,590
Trimble Navigation, Ltd. *	29,540	1,095,048

		5,095,322
Energy - 2.01%
McDermott International, Inc. *	53,624	2,804,535
Financial Services - 5.82%
Ameriprise Financial, Inc.	33,589	1,971,338
Goldman Sachs Group, Inc.	12,571	2,849,091
JP Morgan Chase & Company	52,546	2,397,149
Waddell & Reed Financial, Inc., Class A	27,045	924,398

		8,141,976
Food & Beverages - 0.06%
Hansen Natural Corp. *	2,056	89,251
Healthcare Services - 4.83%
Express Scripts, Inc. *	24,801	1,680,268
Health Net, Inc. *	50,949	2,475,102
McKesson Corp.	26,979	1,800,309
UnitedHealth Group, Inc.	14,663	806,465

		6,762,144
Hotels & Restaurants - 0.49%
Darden Restaurants, Inc.	17,364	690,914
Household Products - 0.42%
Clorox Company	9,092	589,889
Industrial Machinery - 4.32%
Cameron International Corp. *	12,337	1,150,178
Grant Prideco, Inc. *	51,251	2,465,173
Komatsu, Ltd.	56,530	1,730,565
Terex Corp. *	10,702	689,744

		6,035,660
Industrials - 1.26%
ABB, Ltd.	59,871	1,761,875
Internet Content - 3.26%
Google, Inc., Class A *	6,586	4,564,098
Internet Retail - 4.44%
Amazon.com, Inc. *	39,107	3,541,530
eBay, Inc. *	79,398	2,662,215

		6,203,745
Leisure Time - 1.19%
Electronic Arts, Inc. *	29,574	1,661,763
Manufacturing - 0.86%
Honeywell International, Inc.	21,300	1,206,006
Medical-Hospitals - 0.89%
VCA Antech, Inc. *	30,315	1,243,824
Metal & Metal Products - 2.77%
Precision Castparts Corp.	22,898	3,373,791
Titanium Metals Corp. *	16,812	498,812

		3,872,603

All Cap Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 1.67%
Valero Energy Corp.	35,984	$2,341,479
Pharmaceuticals - 7.84%
Celgene Corp. *	15,390	947,255
Gilead Sciences, Inc. *	53,928	2,509,809
Merck & Company, Inc.	58,633	3,480,455
Schering-Plough Corp.	47,147	1,475,701
Shire PLC	62,651	1,486,789
Teva Pharmaceutical Industries, Ltd., SADR	23,856	1,064,693

		10,964,702
Retail Trade - 3.71%
Aeropostale, Inc. *	54,426	1,390,584
DSW, Inc., Class A * (a)	29,021	652,682
Family Dollar Stores, Inc.	45,282	1,066,391
Longs Drug Stores Corp.	13,582	718,760
PetSmart, Inc.	47,807	1,361,543

		5,189,960
Semiconductors - 1.51%
Texas Instruments, Inc.	67,100	2,118,347
Software - 5.24%
Adobe Systems, Inc. *	45,935	1,935,701
Autodesk, Inc. *	28,366	1,335,755
Microsoft Corp.	67,667	2,273,611
VeriFone Holdings, Inc. *	37,079	1,780,904

		7,325,971
Telecommunications Equipment &
Services - 1.15%
Amdocs, Ltd. *	48,732	1,612,542

TOTAL COMMON STOCKS (Cost $105,566,300)		$134,971,667

SHORT TERM INVESTMENTS - 0.45%
John Hancock Cash Investment Trust (c)	$623,790	$623,790

TOTAL SHORT TERM INVESTMENTS
(Cost $623,790)		$623,790

REPURCHASE AGREEMENTS - 3.45%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
4.23% to be repurchased at
$4,828,702 on 12/03/2007,
collateralized by $4,860,000
Federal Home Loan Mortgage
Corp., 4.125% due 10/18/2010
(valued at $4,926,825, including
interest)	$4,827,000	$4,827,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,827,000)		$4,827,000

Total Investments (All Cap Growth Fund)
(Cost $111,017,090) - 100.40%		$140,422,457
Liabilities in Excess of Other Assets - (0.40)%		(557,000)

TOTAL NET ASSETS - 100.00%		$139,865,457

The accompanying notes are an integral part of the financial statements.
21

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.14%
Aerospace - 3.41%
Alliant Techsystems, Inc. *	8,400	$981,372
Curtiss-Wright Corp.	9,600	517,824
General Dynamics Corp.	19,500	1,731,210
Moog, Inc., Class A *	4,387	197,766

		3,428,172
Agriculture - 1.15%
Archer-Daniels-Midland Company	31,700	1,152,295
Auto Parts - 0.14%
Autoliv, Inc.	2,500	146,000
Banking - 2.35%
Colonial Bancgroup, Inc.	9,700	154,424
Commerce Bancshares, Inc.	6,390	289,659
Cullen Frost Bankers, Inc.	36,435	1,916,845

		2,360,928
Biotechnology - 2.84%
Amgen, Inc. *	31,000	1,712,750
Applera Corp.	33,300	1,137,528

		2,850,278
Business Services - 2.07%
Cadence Design Systems, Inc. *	63,130	1,047,958
R.R. Donnelley & Sons Company	14,315	524,788
URS Corp. *	8,800	505,912

		2,078,658
Chemicals - 4.65%
Albemarle Corp.	4,900	216,286
Cabot Corp.	3,300	113,586
Cytec Industries, Inc.	25,000	1,533,500
Eastman Chemical Company	5,170	331,966
Hercules, Inc.	12,000	232,920
Olin Corp.	30,200	632,388
Praxair, Inc.	12,118	1,034,635
Rohm & Haas Company	10,600	576,322

		4,671,603
Computers & Business Equipment - 1.66%
Cisco Systems, Inc. *	17,500	490,350
Intermec, Inc. * (a)	8,200	176,054
Sun Microsystems, Inc. *	48,325	1,004,193

		1,670,597
Construction & Mining Equipment - 0.38%
Carbo Ceramics, Inc. (a)	9,700	385,090
Containers & Glass - 1.84%
Ball Corp.	10,931	505,559
Pactiv Corp. *	30,900	784,860
Sonoco Products Company	18,300	555,954

		1,846,373
Cosmetics & Toiletries - 2.13%
International Flavors & Fragrances, Inc.	22,400	1,123,136
Procter & Gamble Company	13,694	1,013,356

		2,136,492

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 1.64%
Apache Corp.	3,000	$290,370
Chesapeake Energy Corp.	24,700	934,895
Forest Oil Corp. * (a)	8,900	419,012

		1,644,277
Domestic Oil - 0.67%
Range Resources Corp.	16,600	675,288
Electrical Equipment - 2.18%
Anixter International, Inc. *	18,489	1,192,540
Emerson Electric Company	17,598	1,003,438

		2,195,978
Electrical Utilities - 2.91%
Black Hills Corp.	11,300	470,758
CMS Energy Corp.	20,860	363,590
PG&E Corp.	6,500	300,755
PNM Resources, Inc.	9,000	199,620
The Southern Company	26,000	978,120
Wisconsin Energy Corp.	12,800	612,352

		2,925,195
Electronics - 1.47%
Rogers Corp. *	12,676	558,505
Zebra Technologies Corp., Class A *	23,800	917,966

		1,476,471
Financial Services - 3.09%
Bank of New York Mellon Corp.	46,898	2,249,228
Financial Federal Corp.	8,900	196,601
GATX Corp.	8,000	296,240
PNC Financial Services Group, Inc.	4,900	358,729

		3,100,798
Food & Beverages - 4.78%
Coca-Cola Enterprises, Inc.	33,000	857,010
Diageo PLC, SADR	9,800	887,684
PepsiCo, Inc.	18,779	1,449,363
Smithfield Foods, Inc. *	18,700	561,935
The Coca-Cola Company	16,900	1,049,490

		4,805,482
Gas & Pipeline Utilities - 3.00%
AGL Resources, Inc.	7,700	285,516
El Paso Corp.	35,000	562,800
Nicor, Inc.	8,500	358,190
Spectra Energy Corp.	31,500	776,160
UGI Corp.	38,900	1,028,516

		3,011,182
Gold - 2.15%
Barrick Gold Corp. (a)	53,297	2,159,061
Healthcare Products - 0.18%
Patterson Companies, Inc. *	5,500	176,990
Healthcare Services - 2.49%
DaVita, Inc. *	22,500	1,394,100
IMS Health, Inc.	800	18,680

The accompanying notes are an integral part of the financial statements.
22

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Quest Diagnostics, Inc.	19,800	$1,090,188

		2,502,968
Holdings Companies/Conglomerates - 5.91%
Berkshire Hathaway, Inc., Class B *	525	2,462,250
General Electric Company	90,679	3,472,099

		5,934,349
Household Products - 0.41%
Fortune Brands, Inc.	5,400	413,910
Industrial Machinery - 1.55%
Caterpillar, Inc.	4,800	345,120
IDEX Corp.	19,267	687,832
Kennametal, Inc.	6,700	522,935

		1,555,887
Insurance - 3.60%
Aon Corp.	21,400	1,069,358
Chubb Corp.	15,400	840,070
Hartford Financial Services Group, Inc.	13,300	1,267,756
HCC Insurance Holdings, Inc.	14,400	442,656

		3,619,840
International Oil - 4.74%
Chevron Corp.	4,800	421,296
EnCana Corp.	8,100	528,525
Exxon Mobil Corp.	42,791	3,815,246

		4,765,067
Internet Software - 0.77%
McAfee, Inc. *	19,799	771,171
Liquor - 0.54%
Brown Forman Corp., Class B	7,700	543,928
Manufacturing - 5.82%
AptarGroup, Inc.	14,000	590,940
Carlisle Companies, Inc.	89,054	3,545,240
Eaton Corp.	5,390	481,381
Hexcel Corp. *	18,700	476,289
Honeywell International, Inc.	13,400	758,708

		5,852,558
Metal & Metal Products - 1.44%
Quanex Corp.	28,985	1,450,409
Petroleum Services - 1.35%
Exterran Holdings, Inc. *	3,380	270,535
Halliburton Company	23,258	851,476
Superior Energy Services, Inc. *	6,700	233,830

		1,355,841
Pharmaceuticals - 8.41%
Abbott Laboratories	48,700	2,800,737
Eli Lilly & Company	27,800	1,472,010
Medicis Pharmaceutical Corp., Class A (a)	6,300	169,470
Mylan Laboratories, Inc.	27,698	398,297
Onyx Pharmaceuticals, Inc. *	12,100	659,934
Schering-Plough Corp.	55,204	1,727,885

All Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries, Ltd., SADR	27,300	$1,218,399

		8,446,732
Railroads & Equipment - 0.92%
Burlington Northern Santa Fe Corp.	11,100	927,072
Retail Grocery - 1.20%
The Kroger Company	41,934	1,205,603
Retail Trade - 2.96%
Costco Wholesale Corp.	19,000	1,280,600
Kohl's Corp. *	19,100	941,248
Macy's, Inc.	13,114	388,830
Target Corp.	6,100	366,366

		2,977,044
Steel - 1.24%
Carpenter Technology Corp.	16,500	1,244,925
Telecommunications Equipment &
Services - 2.15%
Corning, Inc.	72,700	1,765,883
JDS Uniphase Corp. *	29,000	390,340

		2,156,223
Telephone - 2.87%
AT&T, Inc.	75,530	2,886,001
Transportation - 0.30%
Bristow Group, Inc. *	5,553	305,415
Trucking & Freight - 1.78%
Oshkosh Truck Corp.	37,200	1,788,948

TOTAL COMMON STOCKS (Cost $82,487,511)		$95,601,099

SHORT TERM INVESTMENTS - 3.38%
John Hancock Cash Investment Trust (c)	$3,395,456	$3,395,456

TOTAL SHORT TERM INVESTMENTS
(Cost $3,395,456)		$3,395,456

REPURCHASE AGREEMENTS - 5.19%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$5,213,672 on 12/03/2007,
collateralized by $5,260,000
Federal Home Loan Bank, 3.75%
due 08/18/2009 (valued at
$5,319,175, including interest)	$5,212,000	$5,212,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,212,000)		$5,212,000

Total Investments (All Cap Value Fund)
(Cost $91,094,967) - 103.71%		$104,208,555
Liabilities in Excess of Other Assets - (3.71)%		(3,731,331)

TOTAL NET ASSETS - 100.00%		$100,477,224

The accompanying notes are an integral part of the financial statements.
23

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.11%
Advertising - 0.97%
Monster Worldwide, Inc. *	211,400	$7,138,978
Omnicom Group, Inc.	212,300	10,349,625

		17,488,603
Aerospace - 2.46%
General Dynamics Corp.	292,826	25,997,092
Lockheed Martin Corp.	10,000	1,106,700
Rockwell Collins, Inc.	103,601	7,471,704
United Technologies Corp.	129,700	9,697,669

		44,273,165
Agriculture - 1.33%
Monsanto Company	240,496	23,898,088
Apparel & Textiles - 0.60%
Coach, Inc. *	289,700	10,759,458
Banking - 1.05%
Northern Trust Corp.	232,611	18,839,165
Biotechnology - 1.29%
Genentech, Inc. *	302,878	23,094,447
Broadcasting - 0.17%
Discovery Holding Company *	122,300	2,991,458
Building Materials & Construction - 0.98%
Foster Wheeler, Ltd. *	118,100	17,596,900
Business Services - 1.73%
Accenture, Ltd., Class A	250,500	8,657,280
Automatic Data Processing, Inc.	462,319	20,832,094
Fiserv, Inc. *	30,900	1,586,097

		31,075,471
Cable & Television - 1.25%
Rogers Communications, Inc. (a)	374,632	15,682,095
Shaw Communications, Inc. (a)	145,100	3,595,578
Viacom, Inc., Class B *	77,381	3,251,550

		22,529,223
Cellular Communications - 1.59%
America Movil SA de CV, Series L, ADR	428,549	26,424,331
Metropcs Communications, Inc. * (a)	126,700	2,166,570

		28,590,901
Computers & Business Equipment - 7.54%
Apple, Inc. *	217,200	39,578,184
Cisco Systems, Inc. *	1,142,882	32,023,554
Dell, Inc. *	521,427	12,795,818
EMC Corp. *	777,648	14,985,277
Hewlett-Packard Company	220,400	11,275,664
Juniper Networks, Inc. *	778,579	23,139,368
Network Appliance, Inc. *	71,200	1,759,352

		135,557,217
Cosmetics & Toiletries - 1.33%
Procter & Gamble Company	322,468	23,862,632
Crude Petroleum & Natural Gas - 0.07%
EOG Resources, Inc.	14,300	1,183,754

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care - 0.36%
Novartis AG	14,600	$827,991
Wyeth	115,146	5,653,668

		6,481,659
Educational Services - 0.18%
Apollo Group, Inc., Class A *	42,400	3,244,448
Electronics - 0.21%
Thermo Fisher Scientific, Inc. *	65,700	3,786,948
Energy - 0.53%
McDermott International, Inc. *	180,700	9,450,610
Financial Services - 11.75%
American Express Company	421,448	24,857,003
Ameriprise Financial, Inc.	199,989	11,737,355
Bank of New York Mellon Corp.	277,139	13,291,587
Blackrock, Inc.	10,000	1,983,700
Charles Schwab Corp.	754,214	18,334,942
CME Group, Inc.	20,400	13,435,440
Franklin Resources, Inc.	213,535	26,303,241
Goldman Sachs Group, Inc.	115,824	26,250,351
IntercontinentalExchange, Inc. *	1,400	233,744
MasterCard, Inc., Class A	15,400	3,090,010
Merrill Lynch & Company, Inc.	107,810	6,462,131
Morgan Stanley	228,000	12,020,160
State Street Corp.	485,665	38,799,777
UBS AG	285,140	14,442,713

		211,242,154
Food & Beverages - 0.88%
PepsiCo, Inc.	130,666	10,084,802
Sysco Corp.	178,305	5,796,695

		15,881,497
Healthcare Products - 3.49%
Alcon, Inc.	71,400	9,934,596
Baxter International, Inc.	91,100	5,454,157
Medtronic, Inc.	368,264	18,726,225
St. Jude Medical, Inc. *	336,164	13,362,519
Stryker Corp.	210,621	15,297,403

		62,774,900
Healthcare Services - 5.24%
Cardinal Health, Inc.	119,605	7,242,083
Express Scripts, Inc. *	195,000	13,211,250
Humana, Inc. *	131,000	10,090,930
Laboratory Corp. of America Holdings *	155,100	11,271,117
McKesson Corp.	146,500	9,775,945
Medco Health Solutions, Inc. *	152,000	15,198,480
UnitedHealth Group, Inc.	142,441	7,834,255
WellPoint, Inc. *	232,528	19,581,183

		94,205,243
Holdings Companies/Conglomerates - 3.29%
General Electric Company	1,545,199	59,165,670

The accompanying notes are an integral part of the financial statements.
24

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants - 1.31%
Marriott International, Inc., Class A	268,312	$10,061,700
McDonald's Corp.	77,900	4,554,813
Wynn Resorts, Ltd. * (a)	70,573	8,958,537

		23,575,050
Insurance - 3.25%
Aetna, Inc.	398,452	22,265,498
American International Group, Inc.	212,053	12,326,641
Hartford Financial Services Group, Inc.	56,516	5,387,105
Prudential Financial, Inc.	195,900	18,442,026

		58,421,270
International Oil - 1.87%
Exxon Mobil Corp.	221,262	19,727,720
Murphy Oil Corp.	193,042	13,806,364

		33,534,084
Internet Content - 3.36%
Google, Inc., Class A *	84,334	58,443,462
Yahoo!, Inc. *	71,300	1,911,553

		60,355,015
Internet Retail - 2.85%
Amazon.com, Inc. *	398,511	36,089,156
eBay, Inc. *	451,465	15,137,622

		51,226,778
Internet Software - 0.65%
McAfee, Inc. *	52,700	2,052,665
VeriSign, Inc. *	235,800	9,644,220

		11,696,885
Leisure Time - 2.26%
Electronic Arts, Inc. *	287,500	16,154,625
International Game Technology	142,898	6,238,927
Las Vegas Sands Corp. * (a)	71,400	8,096,760
MGM MIRAGE *	116,700	10,094,550

		40,584,862
Manufacturing - 2.93%
Danaher Corp.	508,537	44,151,182
Illinois Tool Works, Inc.	152,926	8,487,393

		52,638,575
Mining - 1.09%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	197,300	19,518,889
Petroleum Services - 5.90%
Baker Hughes, Inc.	248,241	19,926,305
Schlumberger, Ltd.	471,408	44,053,077
Smith International, Inc.	447,328	28,056,412
Total SA, ADR	172,892	13,990,421

		106,026,215
Pharmaceuticals - 6.02%
Allergan, Inc.	251,400	16,853,856
Celgene Corp. *	246,200	15,153,610
Gilead Sciences, Inc. *	654,438	30,457,544

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	292,700	$17,374,672
Roche Holdings AG - Genusschein	77,100	14,723,776
Schering-Plough Corp.	432,400	13,534,120

		108,097,578
Publishing - 0.46%
McGraw-Hill Companies, Inc.	167,800	8,235,624
Retail Trade - 5.51%
Bed Bath & Beyond, Inc. *	207,100	6,513,295
Costco Wholesale Corp.	39,900	2,689,260
CVS Caremark Corp.	886,832	35,553,095
Home Depot, Inc.	35,652	1,018,221
Kohl's Corp. *	418,870	20,641,914
Target Corp.	349,678	21,001,661
Wal-Mart Stores, Inc.	242,836	11,631,844

		99,049,290
Semiconductors - 4.05%
Analog Devices, Inc.	320,757	9,872,900
ASML Holding N.V. *	99,511	3,458,007
Broadcom Corp., Class A *	125,700	3,361,218
Intel Corp.	631,408	16,467,121
Marvell Technology Group, Ltd. *	890,390	13,302,427
Maxim Integrated Products, Inc.	269,328	6,245,716
Texas Instruments, Inc.	263,582	8,321,284
Xilinx, Inc.	536,575	11,750,993

		72,779,666
Software - 5.10%
Adobe Systems, Inc. *	223,825	9,431,985
Autodesk, Inc. *	250,200	11,781,918
Intuit, Inc. *	228,578	6,701,907
Microsoft Corp.	1,457,160	48,960,576
Oracle Corp. *	609,938	12,308,549
TomTom NV *	26,400	2,510,983

		91,695,918
Telecommunications Equipment &
Services - 3.99%
American Tower Corp., Class A *	556,562	25,345,833
Corning, Inc.	494,385	12,008,612
Nokia Oyj, SADR	584,672	22,995,150
QUALCOMM, Inc.	277,123	11,301,076

		71,650,671
Telephone - 0.56%
AT&T, Inc.	263,800	10,079,798
Toys, Amusements & Sporting Goods - 0.40%
Nintendo Company, Ltd.	11,700	7,184,291
Transportation - 0.26%
Expeditors International of Washington, Inc.	99,500	4,668,540

TOTAL COMMON STOCKS (Cost $1,421,519,528)		$1,798,992,610

SHORT TERM INVESTMENTS - 2.49%
John Hancock Cash Investment Trust (c)	$30,489,532	$30,489,532

The accompanying notes are an integral part of the financial statements.
25

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
T. Rowe Price Reserve Investment
Fund (c)	$14,221,038	$14,221,038

TOTAL SHORT TERM INVESTMENTS
(Cost $44,710,570)		$44,710,570

REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,296,737 on 12/03/2007,
collateralized by $2,380,000 U.S.
Treasury Bills, zero coupon due
05/22/2008 (valued at $2,341,920,
including interest)	$2,296,000	$2,296,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,296,000)		$2,296,000

Total Investments (Blue Chip Growth Fund)
(Cost $1,468,526,098) - 102.72%		$1,845,999,180
Liabilities in Excess of Other Assets - (2.72)%		(48,953,583)

TOTAL NET ASSETS - 100.00%		$1,797,045,597

Capital Appreciation Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.61%
Aerospace - 3.84%
Boeing Company	183,800	$17,008,852
United Technologies Corp.	240,700	17,997,139

		35,005,991
Agriculture - 2.39%
Monsanto Company	219,600	21,821,652
Apparel & Textiles - 3.11%
Coach, Inc. *	371,456	13,795,876
NIKE, Inc., Class B	222,592	14,613,165

		28,409,041
Biotechnology - 2.55%
Amgen, Inc. *	160,700	8,878,675
Genentech, Inc. *	188,731	14,390,739

		23,269,414
Broadcasting - 1.37%
News Corp., Class A	595,500	12,547,185
Chemicals - 1.08%
Potash Corp. of Saskatchewan, Inc.	82,600	9,902,914
Computers & Business Equipment - 12.91%
Apple, Inc. *	160,756	29,292,958
Cisco Systems, Inc. *	911,330	25,535,467
Hewlett-Packard Company	395,500	20,233,780
Juniper Networks, Inc. *	289,900	8,615,828

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Research In Motion, Ltd. *	300,500	$34,202,910

		117,880,943
Cosmetics & Toiletries - 3.61%
Colgate-Palmolive Company	289,700	23,199,176
Procter & Gamble Company	132,000	9,768,000

		32,967,176
Crude Petroleum & Natural Gas - 2.34%
Marathon Oil Corp.	178,000	9,950,200
Occidental Petroleum Corp.	143,500	10,011,995
Southwestern Energy Company *	28,000	1,393,560

		21,355,755
Drugs & Health Care - 1.21%
Wyeth	224,700	11,032,770
Electronics - 1.66%
Thermo Fisher Scientific, Inc. *	262,300	15,118,972
Energy - 1.35%
First Solar, Inc. *	31,900	7,565,085
SunPower Corp., Class A. *	38,000	4,728,720

		12,293,805
Financial Services - 9.92%
American Express Company	162,574	9,588,614
Charles Schwab Corp.	813,231	19,769,646
CME Group, Inc.	13,700	9,022,820
Goldman Sachs Group, Inc.	63,310	14,348,578
Lazard, Ltd., Class A	239,400	11,649,204
Merrill Lynch & Company, Inc.	122,900	7,366,626
NYSE Euronext (a)	119,300	10,331,380
UBS AG	168,300	8,495,784

		90,572,652
Food & Beverages - 2.27%
PepsiCo, Inc.	268,135	20,694,659
Healthcare Products - 5.20%
Alcon, Inc.	116,219	16,170,712
Baxter International, Inc.	234,500	14,039,515
Hologic, Inc. * (a)	110,400	7,329,456
St. Jude Medical, Inc. *	249,174	9,904,666

		47,444,349
Holdings Companies/Conglomerates - 2.23%
General Electric Company	531,288	20,343,017
Hotels & Restaurants - 1.42%
Marriott International, Inc., Class A	346,800	13,005,000
Internet Content - 5.65%
Google, Inc., Class A *	61,393	42,545,349
Yahoo!, Inc. *	336,100	9,010,841

		51,556,190
Internet Retail - 2.55%
Amazon.com, Inc. *	122,000	11,048,320

The accompanying notes are an integral part of the financial statements.
26

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
eBay, Inc. *	363,500	$12,188,155

		23,236,475
Internet Service Provider - 0.07%
Alibaba.com Ltd *	119,500	609,322
Internet Software - 1.08%
Akamai Technologies, Inc. *	258,500	9,838,510
Leisure Time - 2.50%
Walt Disney Company	688,300	22,817,145
Petroleum Services - 1.80%
Schlumberger, Ltd.	136,094	12,717,984
Suncor Energy, Inc.	39,000	3,734,640

		16,452,624
Pharmaceuticals - 13.46%
Abbott Laboratories	380,500	21,882,555
Elan Corp. PLC, SADR *	197,300	4,543,819
Gilead Sciences, Inc. *	762,772	35,499,409
Merck & Company, Inc.	241,700	14,347,312
Mylan Laboratories, Inc.	252,200	3,626,636
Roche Holdings, Ltd., SADR	159,411	15,213,261
Schering-Plough Corp.	398,800	12,482,440
Teva Pharmaceutical Industries, Ltd., SADR	341,600	15,245,608

		122,841,040
Retail Grocery - 0.35%
Whole Foods Market, Inc. (a)	75,400	3,242,954
Retail Trade - 3.19%
Costco Wholesale Corp.	139,600	9,409,040
Saks, Inc. *	357,200	7,358,320
Target Corp.	164,893	9,903,474
Urban Outfitters, Inc. *	93,600	2,452,320

		29,123,154
Semiconductors - 0.84%
NVIDIA Corp. *	242,550	7,650,027
Software - 6.15%
Adobe Systems, Inc. *	534,115	22,507,606
Infosys Technologies, Ltd., ADR	117,400	4,948,410
Microsoft Corp.	776,241	26,081,698
VMware, Inc. Class A * (a)	28,600	2,613,182

		56,150,896
Telecommunications Equipment &
Services - 2.51%
Ciena Corp. *	194,700	8,562,906
QUALCOMM, Inc.	351,100	14,317,858

		22,880,764

TOTAL COMMON STOCKS (Cost $770,607,943)		$900,064,396

SHORT TERM INVESTMENTS - 1.93%
John Hancock Cash Investment Trust (c)	$17,617,632	$17,617,632

TOTAL SHORT TERM INVESTMENTS
(Cost $17,617,632)		$17,617,632

Capital Appreciation Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.45%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$13,187,230 on 12/03/2007,
collateralized by $13,150,000
Federal Home Loan Bank, 4.50%
due 10/09/2009 (valued at
$13,449,671, including interest)	$13,183,000	$13,183,000

TOTAL REPURCHASE AGREEMENTS
(Cost $13,183,000)		$13,183,000

Total Investments (Capital Appreciation Fund)
(Cost $801,408,575) - 101.99%		$930,865,028
Liabilities in Excess of Other Assets - (1.99)%		(18,139,742)

TOTAL NET ASSETS - 100.00%		$912,725,286

Core Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 7.07%
U.S. Treasury Bonds - 4.37%
4.50% due 02/15/2036	$2,136,000	$2,165,703
4.75% due 02/15/2037	173,000	182,664
5.00% due 05/15/2037	439,000	482,077
5.375% due 02/15/2031	192,000	218,250
6.25% due 08/15/2023	4,906,000	5,925,526
6.25% due 05/15/2030 ***	595,000	748,863
6.625% due 02/15/2027	754,000	964,177
8.875% due 02/15/2019 ***	991,000	1,403,349

		12,090,609
U.S. Treasury Notes - 2.70%
3.625% due 10/31/2009 to 05/15/2013	540,000	544,993
4.125% due 10/31/2012	2,100,000	2,143,313
4.25% due 11/15/2017	1,995,000	2,040,823
4.50% due 05/15/2010 to 05/15/2017	622,000	645,954
4.625% due 07/31/2009	122,000	124,974
4.75% due 08/15/2017	1,046,000	1,110,640
4.875% due 05/31/2009	820,000	841,653

		7,452,350

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $18,907,728)		$19,542,959

U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.64%
Federal Home Loan Bank - 0.77%
5.46% due 11/27/2015 ***	2,072,022	2,134,455
Federal Home Loan Mortgage Corp. - 9.33%
3.57% due 06/15/2029 ***	45,656	44,949
3.90% due 01/15/2023 ***	793,164	782,985
4.00% due 07/01/2018 to 10/01/2021	6,268,184	6,033,275
4.50% due 05/01/2018 to 08/01/2020	2,011,518	1,984,864
5.00% due 10/01/2014	560,954	570,049
5.50% due 01/01/2017 to 10/01/2030	5,192,974	5,263,597

The accompanying notes are an integral part of the financial statements.
27

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.50% due 11/01/2018 to
01/01/2020 ***	$1,553,370	$1,577,151
5.535% due 06/01/2037 (b)	755,881	762,070
5.767% due 05/01/2037	515,497	521,599
5.848% due 04/01/2036 (b)	515,554	523,679
5.887% due 01/01/2037 to 04/01/2037 (b)	2,093,212	2,121,789
5.922% due 04/01/2037 (b)	869,687	884,996
6.00% due 08/01/2016 to 05/01/2020	452,958	463,136
6.011% due 04/01/2037 (b)	672,345	683,026
6.135% due 01/01/2037 to 08/01/2037 (b)	1,194,838	1,219,849
6.149% due 09/01/2037 (b)	702,566	717,063
6.43% due 10/01/2037 (b)	270,000	275,470
6.575% due 11/01/2036 (b)	590,274	608,022
6.676% due 11/01/2036 (b)	706,479	720,545

		25,758,114
Federal National Mortgage
Association - 24.19%
4.00% due 03/01/2020 to 05/01/2021	1,186,110	1,141,709
4.00% due 07/01/2018 to 03/01/2036 ***	7,332,929	6,901,874
4.50% due 06/01/2013 to 09/01/2018	2,166,245	2,147,538
4.50% due 10/01/2020 ***	3,891,065	3,839,462
4.872% due 09/01/2035 (b)	647	645
5.00% due 10/01/2018 to 04/01/2036	2,685,395	2,677,495
5.00% due 07/01/2033 to 11/01/2033 ***	5,927,030	5,822,374
5.081% due 10/01/2036 (b)	640,965	640,655
5.184% due 11/01/2036	183,219	182,203
5.50% due 01/01/2017 to 09/01/2037	7,125,856	7,191,029
5.50% due 06/01/2036 (b)	571,365	579,420
5.50% due 12/01/2030 to 02/01/2035 ***	8,463,412	8,503,426
5.606% due 05/01/2037 (b)	400,925	404,677
5.67% due 03/01/2009	420,128	422,445
5.705% due 05/01/2037 (b)	871,432	884,166
5.74% due 04/01/2036	326,311	330,003
5.766% due 08/01/2037 (b)	501,824	509,004
5.778% due 05/01/2037 (b)	357,214	362,931
5.810% due 04/01/2037 to 06/01/2037 (b)	1,299,831	1,322,656
5.873% due 09/01/2037 (b)	708,902	721,239
5.950% due 01/01/2037 (b)	632,488	645,140
6.00% due 05/01/2021 to 08/01/2022	1,129,697	1,155,466
6.00% TBA **	16,133,000	16,497,253
6.065% due 08/01/2037 (b)	960,346	980,479
6.09% due 09/01/2037 (b)	418,259	426,000
6.398% due 07/01/2036 (b)	618,247	631,658
7.00% due 10/01/2037 to 12/01/2037	1,181,892	1,227,191
7.00% TBA **	637,000	661,086

		66,809,224
Government National Mortgage
Association - 3.35%
6.50% due 12/15/2032	827,725	860,932

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
6.50% TBA **	$8,120,000	$8,397,221

		9,258,153

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $102,258,628)		$103,959,946

FOREIGN GOVERNMENT OBLIGATIONS - 1.30%
Brazil - 0.16%
Federative Republic of Brazil
6.00% due 01/17/2017	435,000	444,353
Canada - 0.29%
Province of Quebec Canada
5.125% due 11/14/2016	750,000	783,724
Italy - 0.26%
Republic of Italy
5.375% due 06/15/2033	689,000	712,065
Mexico - 0.21%
Government of Mexico
5.625% due 01/15/2017	342,000	346,788
5.875% due 01/15/2014	234,000	243,126

		589,914
United Arab Emirates - 0.38%
Emirate of Abu Dhabi
5.50% due 08/02/2012	1,000,000	1,052,806

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,413,816)		$3,582,862

CORPORATE BONDS - 20.74%
Automobiles - 0.97%
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013	1,260,000	1,336,555
8.50% due 01/18/2031	155,000	198,239
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011	265,000	271,876
6.05313% due 03/13/2009 (b)	890,000	885,960

		2,692,630
Banking - 1.94%
BAC Capital Trust XI
6.625% due 05/23/2036	235,000	225,911
Bank of America Corp.
5.375% due 06/15/2014	205,000	206,151
5.75% due 12/01/2017	400,000	399,992
Export-Import Bank Of Korea
5.50% due 10/17/2012	910,000	924,865
HSBC Holdings PLC
6.50% due 09/15/2037	420,000	395,299
PNC Funding Corp.
5.25% due 11/15/2015	449,000	438,171
Royal Bank of Scotland Group PLC
5.00% due 10/01/2014	370,000	370,833
Royal Bank of Scotland Group PLC, Series MTN
7.64% due 03/31/2049	155,000	157,370

The accompanying notes are an integral part of the financial statements.
28

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
US Bank NA, Series MTN
5.92% due 05/25/2012	$1,371,462	$1,445,995
Wachovia Bank NA, Series BKNT
6.60% due 01/15/2038	800,000	798,336

		5,362,923

Broadcasting - 0.11%
News America, Inc.
6.20% due 12/15/2034	315,000	303,437
Cable & Television - 0.64%
News America, Inc.
6.65% due 11/15/2037	585,000	597,276
Rogers Cable, Inc.
5.50% due 03/15/2014	140,000	138,759
The Walt Disney Company
4.70% due 12/01/2012	560,000	558,754
Time Warner Entertainment Company LP
8.375% due 07/15/2033	396,000	470,143

		1,764,932

Cellular Communications - 1.05%
America Movil SA de CV
6.125% due 11/15/2037	199,000	194,273
6.375% due 03/01/2035	217,000	218,854
AT&T Broadband Corp.
8.375% due 03/15/2013	1,377,000	1,548,136
Rogers Wireless, Inc.
6.375% due 03/01/2014	565,000	585,685
Vodafone Group PLC
5.625% due 02/27/2017	350,000	350,141

		2,897,089

Commercial Services - 0.22%
Hutchison Whampoa International 03/33, Ltd.
7.45% due 11/24/2033	545,000	614,575
Computers & Business Equipment - 0.12%
Xerox Corp.
5.50% due 05/15/2012	335,000	341,123
Cosmetics & Toiletries - 0.13%
Estee Lauder Company, Inc.
5.55% due 05/15/2017	350,000	359,828
Crude Petroleum & Natural Gas - 1.54%
Canadian Natural Resources, Ltd.
6.25% due 03/15/2038	295,000	290,317
ConocoPhillips Canada Funding Company
5.625% due 10/15/2016	380,000	390,237
EnCana Corp.
6.50% due 02/01/2038	480,000	489,695
Husky Oil Company, Ltd.
7.55% due 11/15/2016	255,000	288,298
Petrobras International Finance Company
5.875% due 03/01/2018	500,000	511,250
6.125% due 10/06/2016	810,000	840,375
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027	355,000	354,304

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Southern Natural Gas Company
5.90% due 04/01/2017	$175,000	$175,381
Weatherford International, Inc.
5.95% due 06/15/2012	420,000	438,399
6.35% due 06/15/2017	455,000	475,822

		4,254,078
Domestic Oil - 0.40%
Devon Financing Corp., ULC
6.875% due 09/30/2011	560,000	602,627
Marathon Oil Corp.
6.00% due 10/01/2017	165,000	168,746
6.60% due 10/01/2037	333,000	341,332

		1,112,705
Drugs & Health Care - 0.63%
Abbott Laboratories
5.60% due 11/30/2017	415,000	423,875
Wyeth
6.95% due 03/15/2011	1,220,000	1,308,518

		1,732,393
Electrical Utilities - 2.48%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012	260,000	278,850
CMS Energy Corp
6.55% due 07/17/2017	220,000	213,610
Commonwealth Edison
6.15% due 09/15/2017	285,000	295,174
DPL, Inc.
6.875% due 09/01/2011	710,000	758,180
Enel Finance International SA
6.80% due 09/15/2037	170,000	177,624
FirstEnergy Corp.
6.45% due 11/15/2011	410,000	423,406
Kansas Gas & Electric
5.647% due 03/29/2021	377,528	377,916
Midamerican Energy Holdings Company, Series WI
6.50% due 09/15/2037	115,000	119,519
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	623,880
Pacific Gas & Electric Company
5.625% due 12/31/2017	320,000	319,682
Progress Energy, Inc.
6.85% due 04/15/2012	240,000	258,236
Public Service Company of Colorado
7.875% due 10/01/2012	397,000	450,876
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012	1,854,000	1,891,140
Virginia Electric and Power Company
5.10% due 11/30/2012	400,000	400,607
Virginia Electric Power Company
6.35% due 11/30/2037	270,000	272,242

		6,860,942

The accompanying notes are an integral part of the financial statements.
29

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services - 4.35%
Capital One Bank
4.875% due 05/15/2008	$445,000	$441,545
Capital One Financial Corp.
6.75% due 09/15/2017	170,000	166,223
Citigroup, Inc.
3.625% due 02/09/2009	450,000	445,238
General Electric Capital Corp.
6.375% due 11/15/2067 (b)	535,000	545,106
General Electric Capital Corp., Series GMTN
6.15% due 08/07/2037	250,000	267,488
General Electric Capital Corp., Series MTN
5.25% due 10/19/2012	495,000	507,291
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	606,000	600,699
6.00% due 06/15/2012	903,000	951,487
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	715,000	638,725
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	353,000	345,649
6.345% due 02/15/2034	280,000	248,635
6.45% due 05/01/2036	165,000	156,971
6.875% due 01/15/2011	255,000	270,856
International Lease Finance Corp., Series MTN
5.25% due 05/24/2010 (b)	285,000	283,845
5.65% due 06/01/2014	250,000	254,256
5.75% due 06/15/2011	505,000	514,033
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017	755,000	762,810
Lazard Group
6.85% due 06/15/2017	660,000	654,534
Lazard Group, LLC
7.125% due 05/15/2015	865,000	878,681
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	170,000	167,992
6.875% due 07/17/2037	165,000	160,291
Lehman Brothers Holdings, Inc., Series MTN
5.75% due 05/17/2013	165,000	165,792
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	250,000	253,446
Merrill Lynch & Company, Inc., Series MTN
6.05% due 08/15/2012	580,000	589,010
Morgan Stanley
5.30% due 03/01/2013	395,000	391,351
5.375% due 10/15/2015	205,000	197,108
Morgan Stanley, Series EMTN
5.45% due 01/09/2017	420,000	404,816
Santander Perpetual SA Unipersonal
6.671% due 10/24/2017 (b)	700,000	675,657
Washington Mutual, Inc.
4.00% due 01/15/2009	92,000	86,556

		12,026,091
Food & Beverages - 0.29%
McDonald's Corp.
5.80% due 10/15/2017	115,000	118,385
6.30% due 10/15/2037	115,000	119,266

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Yum! Brands, Inc.
6.25% due 03/15/2018	$165,000	$165,991
6.875% due 11/15/2037	415,000	405,400

		809,042
Gas & Pipeline Utilities - 0.18%
El Paso Natural Gas
5.95% due 04/15/2017	160,000	160,350
TransCanada Pipelines, Ltd.
6.20% due 10/15/2037	330,000	336,403

		496,753
Healthcare Products - 0.07%
Bristol-Myers Squibb Company
5.875% due 11/15/2036	185,000	183,593
Healthcare Services - 0.30%
Coventry Health Care, Inc.
5.95% due 03/15/2017	490,000	479,040
WellPoint, Inc.
5.875% due 06/15/2017	335,000	336,325

		815,365
Holdings Companies/Conglomerates - 0.14%
General Electric Company
5.25% due 12/06/2017	400,000	396,318
Insurance - 1.14%
ACE INA Holdings, Inc.
5.70% due 02/15/2017	210,000	206,699
6.70% due 05/15/2036	180,000	179,990
Aetna, Inc.
6.75% due 12/15/2037	480,000	473,883
American International Group, Inc.
4.70% due 10/01/2010	468,000	470,830
American International Group, Inc., Series MTN
5.45% due 05/18/2017	520,000	513,806
Cigna Corp.
6.15% due 11/15/2036	225,000	211,451
Liberty Mutual Group, Inc.
7.50% due 08/15/2036	410,000	421,234
MetLife, Inc.
6.40% due 12/15/2036 (b)	275,000	252,778
Prudential Financial, Inc., Series MTN
5.70% due 12/14/2036	200,000	177,803
6.00% due 12/01/2017	240,000	237,516

		3,145,990
International Oil - 0.28%
Canadian Natural Resources, Ltd.
5.70% due 05/15/2017	215,000	215,645
Husky Energy, Inc.
6.80% due 09/15/2037	165,000	173,529
Pemex Project Funding Master Trust
6.625% due 06/15/2035	370,000	392,765

		781,939
Investment Companies - 0.38%
Allied Capital Corp.
6.625% due 07/15/2011	1,005,000	1,055,649

The accompanying notes are an integral part of the financial statements.
30

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing - 0.26%
Textron, Inc.
5.60% due 12/01/2017	$160,000	$159,996
Tyco International Group SA
6.375% due 10/15/2011	464,000	484,717
6.875% due 01/15/2029	64,000	67,412

		712,125
Pharmaceuticals - 0.39%
AstraZeneca PLC
5.40% due 09/15/2012	420,000	433,598
5.40% due 06/01/2014	250,000	254,678
Schering-Plough Corp.
6.55% due 09/15/2037	370,000	388,594

		1,076,870
Real Estate - 0.57%
Developers Diversified Realty Corp., REIT
5.375% due 10/15/2012	131,000	133,412
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	585,000	572,468
ProLogis, REIT
5.25% due 11/15/2010	120,000	119,937
5.50% due 04/01/2012	415,000	419,509
Westfield Group
5.40% due 10/01/2012	311,000	315,119

		1,560,445
Retail - 0.18%
Nordstrom, Inc.
7.00% due 01/15/2038	480,000	483,665
Retail Grocery - 0.25%
Delhaize Group
6.50% due 06/15/2017	680,000	696,066
Telecommunications Equipment &
Services - 0.74%
Corning, Inc.
7.25% due 08/15/2036	145,000	162,530
Embarq Corp.
7.995% due 06/01/2036	85,000	89,836
France Telecom SA
7.75% due 03/01/2011	240,000	260,866
8.50% due 03/01/2031	160,000	212,030
SBC Communications, Inc.
5.10% due 09/15/2014	770,000	760,488
6.15% due 09/15/2034	545,000	545,792

		2,031,542
Telephone - 0.82%
Qwest Corp.
7.50% due 10/01/2014	675,000	683,437
Sprint Capital Corp.
6.125% due 11/15/2008	421,000	420,470
8.75% due 03/15/2032	75,000	81,497
Sprint Nextel Corp.
6.00% due 12/01/2016	180,000	171,382
Telefonica Emisiones SAU
5.984% due 06/20/2011	740,000	761,777

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Telefonica Emisiones SAU (continued)
6.221% due 07/03/2017	$135,000	$140,452

		2,259,015

Utility Service - 0.17%
Pacificorp
6.25% due 10/15/2037	450,000	464,989

TOTAL CORPORATE BONDS (Cost $56,887,076)		$57,292,112

COLLATERALIZED MORTGAGE
OBLIGATIONS - 33.07%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	484,000	493,336
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	149,022
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	309,625
Banc of America Commercial Mortgage, Inc.,
Series 2004-1, Class A4
4.76% due 11/10/2039	451,000	436,546
Banc of America Commercial Mortgage, Inc.,
Series 2004-2, Class A5
4.58% due 11/10/2038	78,000	74,919
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933% due 07/10/2045	79,000	76,627
Banc of America Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.11% due 10/10/2045 (b)	735,000	722,839
Banc of America Commercial Mortgage, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/2047 (b)	590,000	585,703
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2000-WF1, Class A2
7.78% due 02/15/2032 (b)	1,433,000	1,500,559
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-ESA, Class C
4.94% due 05/14/2016	569,000	576,371
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	85,266
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T18, Class A4
4.933% due 02/13/2042 (b)	316,000	305,969
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2007-PW15, Class A3
5.309% due 02/11/2044	386,000	382,191
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class C
5.5294% due 04/15/2040 (b)	211,000	205,781
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class E
7.22% due 05/15/2032 (b)	729,000	738,833
Commercial Mortgage Pass Through Certificates,
Series 2000-C1, Class C
7.706% due 08/15/2033	99,000	105,236

The accompanying notes are an integral part of the financial statements.
31

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial Mortgage Pass Through Certificates,
Series 2004-LB2A, Class A4
4.715% due 03/10/2039	$166,000	$160,508
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class B
5.28% due 07/10/2037 (b)	398,000	377,596
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5, Class A4
4.982% due 05/10/2043 (b)	1,274,000	1,237,532
Countrywide Alternative Loan Trust,
Series 2006-OC6, Class 2A1
4.85875% due 07/25/2036 (b)	553,331	543,174
Credit Suisse Mortgage Capital Certificates,
Series 2007-C5, Class A4
5.695% due 09/15/2040 (b)	318,000	318,868
CS First Boston Mortgage Securities Corp.,
Series 2001-CF2, Class A4
6.505% due 02/15/2034	330,000	342,999
CS First Boston Mortgage Securities Corp.,
Series 2001-CKN5, Class A4
5.435% due 09/15/2034	388,630	394,121
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133% due 04/15/2037	411,000	426,950
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4, Class A2
5.183% due 11/15/2036	1,265,000	1,264,115
CS First Boston Mortgage Securities Corp.,
Series 2003-C4, Class A4
5.137% due 08/15/2036 (b)	238,000	236,420
CS First Boston Mortgage Securities Corp.,
Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	637,000	623,484
CS First Boston Mortgage Securities Corp.,
Series 2003-CK2, Class A4
4.801% due 03/15/2036	180,000	176,542
CS First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2
5.416% due 05/15/2036 (b)	777,000	775,958
CS First Boston Mortgage Securities Corp.,
Series 2004-C3, Class A5
5.113% due 07/15/2036 (b)	342,000	335,575
CS First Boston Mortgage Securities Corp.,
Series 2004-C5, Class A4
4.829% due 11/15/2037	446,000	431,142
CS First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AAB
4.815% due 02/15/2038	159,000	157,347
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	168,000	162,094
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	109,981	112,935
Federal Home Loan Bank,
Series 2007-2014, Class 1
5.34% due 03/20/2014	816,159	836,710

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2002-2542, Class ES
5.00% due 12/15/2017	$686,000	$685,041
Federal Home Loan Mortgage Corp.,
Series 2003-2558, Class BD
5.00% due 01/15/2018	520,000	512,725
Federal Home Loan Mortgage Corp.,
Series 2003-2583, Class TD
4.50% due 12/15/2013	657,887	656,129
Federal Home Loan Mortgage Corp.,
Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	381,605
Federal Home Loan Mortgage Corp.,
Series 2003-2603, Class KT
4.75% due 07/15/2014	676,983	676,021
Federal Home Loan Mortgage Corp.,
Series 2003-2614, Class TD
3.50% due 05/15/2016	337,792	332,107
Federal Home Loan Mortgage Corp.,
Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	324,960
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class MT
3.50% due 01/15/2022	161,350	160,801
Federal Home Loan Mortgage Corp.,
Series 2003-2632, Class NE
4.00% due 06/15/2013	895,827	880,111
Federal Home Loan Mortgage Corp.,
Series 2003-2645, Class MK
3.50% due 07/15/2022	32,201	31,999
Federal Home Loan Mortgage Corp.,
Series 2003-2672, Class HA
4.00% due 09/15/2016	191,006	187,240
Federal Home Loan Mortgage Corp.,
Series 2003-2694, Class QG
4.50% due 01/15/2029	707,000	701,701
Federal Home Loan Mortgage Corp.,
Series 2003-2725, Class PC
4.50% due 05/15/2028	197,000	197,050
Federal Home Loan Mortgage Corp.,
Series 2004-2727, Class PE
4.50% due 07/15/2032	1,622,000	1,571,698
Federal Home Loan Mortgage Corp.,
Series 2004-2780, Class TB
3.00% due 12/15/2024	146,434	144,310
Federal Home Loan Mortgage Corp.,
Series 2004-2790, Class TN
4.00% due 05/15/2024	408,000	367,842
Federal Home Loan Mortgage Corp.,
Series 2004-2841, Class BD
4.00% due 04/15/2018	50,443	49,516
Federal Home Loan Mortgage Corp.,
Series 2005-2975, Class EA
5.00% due 05/15/2018	261,548	261,691
Federal Home Loan Mortgage Corp.,
Series 2005-3017, Class TA
4.50% due 08/15/2035	448,084	443,845

The accompanying notes are an integral part of the financial statements.
32

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2005-3020, Class MA
5.50% due 04/15/2027	$708,818	$713,600
Federal Home Loan Mortgage Corp.,
Series 2005-3034, Class EH
5.50% due 12/15/2034	628,750	640,600
Federal Home Loan Mortgage Corp.,
Series 2005-3035, Class PA
5.50% due 09/15/2035	335,541	342,195
Federal Home Loan Mortgage Corp.,
Series 2005-3062, Class LC
5.50% due 11/15/2028	367,000	371,343
Federal Home Loan Mortgage Corp.,
Series 2005-3075, Class PA
5.50% due 07/15/2025	247,834	249,138
Federal Home Loan Mortgage Corp.,
Series 2005-3078, Class PA
5.50% due 07/15/2024	326,579	328,157
Federal Home Loan Mortgage Corp.,
Series 2006-3104, Class QC
5.00% due 09/15/2031	585,000	578,832
Federal Home Loan Mortgage Corp.,
Series 2006-3135, Class JA
6.00% due 09/15/2027	662,771	670,488
Federal Home Loan Mortgage Corp.,
Series 2006-3151, Class PA
6.00% due 03/15/2026	751,873	762,433
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NA
6.00% due 02/15/2027	710,218	720,922
Federal Home Loan Mortgage Corp.,
Series 2006-3164, Class NC
6.00% due 12/15/2032	84,000	86,476
Federal Home Loan Mortgage Corp.,
Series 2006-3167, Class QA
6.00% due 10/15/2026 ***	2,022,553	2,062,886
Federal Home Loan Mortgage Corp.,
Series 2006-3171, Class NE
6.00% due 05/15/2027	342,099	347,212
Federal Home Loan Mortgage Corp.,
Series 2006-3173, Class PH
6.00% due 09/15/2027	625,855	635,839
Federal Home Loan Mortgage Corp.,
Series 2006-3178, Class MA
6.00% due 10/15/2026	401,022	406,571
Federal Home Loan Mortgage Corp.,
Series 2006-3184, Class PA
5.50% due 02/15/2027	207,693	210,702
Federal Home Loan Mortgage Corp.,
Series 2006-3192, Class GA
6.00% due 03/15/2027	538,112	545,369
Federal Home Loan Mortgage Corp.,
Series 2006-3205, Class PC
6.00% due 09/15/2032	641,000	654,211
Federal Home Loan Mortgage Corp.,
Series 2006-3216, Class NA
6.00% due 05/15/2028	472,090	479,425

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.,
Series 2007-3268, Class HC
5.00% due 12/15/2032	$273,000	$270,937
Federal Home Loan Mortgage Corp.,
Series 2007-3288, Class PA
5.50% due 05/15/2029	848,765	856,805
Federal Home Loan Mortgage Corp.,
Series 2007-3289, Class PB
5.00% due 11/15/2029	327,000	326,352
Federal Home Loan Mortgage Corp.,
Series 2007-3298, Class VB
5.00% due 11/15/2025	302,000	285,083
Federal Home Loan Mortgage Corp.,
Series 2007-3300, Class PB
5.50% due 02/15/2031	391,000	395,074
Federal Home Loan Mortgage Corp.,
Series 2007-3305, Class PD
5.50% due 11/15/2035	264,000	260,336
Federal Home Loan Mortgage Corp.,
Series 2007-3312, Class AP
5.50% due 11/15/2025	336,651	339,473
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class HA
5.00% due 07/15/2035	972,575	968,338
Federal Home Loan Mortgage Corp.,
Series 2007-3316, Class PB
5.50% due 03/15/2031	186,000	187,973
Federal Home Loan Mortgage Corp.,
Series 2007-3325, Class JL
5.50% due 06/15/2037	1,705,068	1,714,584
Federal Home Loan Mortgage Corp.,
Series 2007-3331, Class BP
5.50% due 02/15/2031	669,000	673,734
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PA
5.00% due 06/15/2028	607,645	610,239
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PC
5.00% due 07/15/2033	1,710,000	1,668,521
Federal Home Loan Mortgage Corp.,
Series 2007-3347, Class PD
5.00% due 09/15/2035	542,000	513,825
Federal Home Loan Mortgage Corp.,
Series 2007-3349, Class BP
6.00% due 03/15/2032	780,000	798,633
Federal Home Loan Mortgage Corp.,
Series 2007-3351, Class PK
5.50% due 01/15/2032	945,000	956,362
Federal Home Loan Mortgage Corp.,
Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	326,145
Federal National Mortgage Association,
Series 2001-T11, Class B
5.503% due 09/25/2011	200,000	206,048
Federal National Mortgage Association,
Series 2002-T11, Class A
4.768% due 04/25/2012	40,963	41,057

The accompanying notes are an integral part of the financial statements.
33

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2003-108, Class BE
4.00% due 11/25/2018	$333,000	$315,419
Federal National Mortgage Association,
Series 2003-113, Class PN
3.50% due 02/25/2013	750,883	742,974
Federal National Mortgage Association,
Series 2003-123, Class AB
4.00% due 10/25/2016	611,928	600,136
Federal National Mortgage Association,
Series 2003-15, Class CH
4.00% due 02/25/2017	191,332	187,863
Federal National Mortgage Association,
Series 2003-16, Class PN
4.50% due 10/25/2015	270,798	269,062
Federal National Mortgage Association,
Series 2003-24, Class LC
5.00% due 12/25/2015	163,000	162,882
Federal National Mortgage Association,
Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	323,445
Federal National Mortgage Association,
Series 2003-30, Class ET
3.50% due 08/25/2016	469,636	460,233
Federal National Mortgage Association,
Series 2003-33, Class CH
4.00% due 07/25/2017	473,434	463,692
Federal National Mortgage Association,
Series 2003-34, Class QJ
4.50% due 01/25/2016 ***	385,964	383,423
Federal National Mortgage Association,
Series 2003-92, Class PC
4.50% due 05/25/2015	573,000	572,613
Federal National Mortgage Association,
Series 2003-T1, Class A
3.807% due 11/25/2012	127,062	126,389
Federal National Mortgage Association,
Series 2004-34, Class PL
3.50% due 05/25/2014	233,702	231,314
Federal National Mortgage Association,
Series 2004-4, Class CA
4.00% due 09/25/2017	369,958	360,535
Federal National Mortgage Association,
Series 2004-6, Class CA
4.00% due 06/25/2017	336,003	330,442
Federal National Mortgage Association,
Series 2004-60, Class PA
5.50% due 04/25/2034	290,355	292,776
Federal National Mortgage Association,
Series 2004-81, Class AG
4.00% due 03/25/2018	488,567	476,178
Federal National Mortgage Association,
Series 2005-20, Class QD
5.00% due 03/25/2028	308,000	309,611
Federal National Mortgage Association,
Series 2005-38, Class CD
5.00% due 06/25/2019	309,050	309,167

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2005-45, Class BA
4.50% due 11/25/2014	$74,005	$73,764
Federal National Mortgage Association,
Series 2005-58, Class MA
5.50% due 07/25/2035	256,952	261,105
Federal National Mortgage Association,
Series 2006-18, Class PA
5.50% due 01/25/2026	382,505	384,164
Federal National Mortgage Association,
Series 2006-31, Class PA
5.50% due 11/25/2026	392,949	395,132
Federal National Mortgage Association,
Series 2006-3138, Class PA
5.50% due 02/15/2027	683,524	688,102
Federal National Mortgage Association,
Series 2006-34, Class PA
6.00% due 05/25/2027	955,195	966,260
Federal National Mortgage Association,
Series 2006-41, Class MA
5.50% due 04/25/2024	394,722	395,988
Federal National Mortgage Association,
Series 2006-45, Class NW
5.50% due 01/25/2035	1,185,000	1,185,087
Federal National Mortgage Association,
Series 2006-48, Class TD
5.50% due 12/25/2034	588,000	587,601
Federal National Mortgage Association,
Series 2006-53, Class PA
5.50% due 12/25/2026	124,396	125,221
Federal National Mortgage Association,
Series 2006-55, Class PA
6.00% due 05/25/2026	310,192	313,934
Federal National Mortgage Association,
Series 2006-64, Class PA
5.50% due 02/25/2030	250,220	252,356
Federal National Mortgage Association,
Series 2006-80, Class PB
6.00% due 10/25/2027	849,385	866,260
Federal National Mortgage Association,
Series 2007-109, Class VB
5.00% due 05/25/2028	697,000	655,403
Federal National Mortgage Association,
Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	313,814
Federal National Mortgage Association,
Series 2007-27, Class KA
5.75% due 09/25/2033	249,757	253,244
Federal National Mortgage Association,
Series 2007-30, Class MA
4.25% due 02/25/2037	1,027,349	994,838
Federal National Mortgage Association,
Series 2007-3326, Class PC
5.50% due 08/15/2032	224,000	226,585
Federal National Mortgage Association,
Series 2007-39, Class NA
4.25% due 01/25/2037	1,141,884	1,121,850

The accompanying notes are an integral part of the financial statements.
34

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association,
Series 2007-62, Class PA
6.00% due 03/25/2029	$346,709	$352,944
Federal National Mortgage Association,
Series 2007-80, Class TA
6.00% due 09/25/2026	288,821	293,300
Federal National Mortgage Association,
Series 2007-81, Class PA
6.00% due 02/25/2029	338,317	344,284
Federal National Mortgage Association,
Series 2007-81, Class AE
6.00% due 08/25/2028	1,629,727	1,657,059
First Union National Bank Commercial Mortgage,
Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	197,154
GE Capital Commercial Mortgage Corp.,
Series 2001-2, Class A3
6.03% due 08/11/2033	201,701	204,159
GE Capital Commercial Mortgage Corp.,
Series 2004-C1, Class A3
4.596% due 11/10/2038	556,000	535,970
GE Capital Commercial Mortgage Corp.,
Series 2004-C3, Class A4
5.189% due 07/10/2039 (b)	179,000	176,543
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Class A7A
4.97% due 07/10/2045 (b)	807,000	755,528
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.,
Series 2004-C1, Class A1
3.118% due 03/10/2038	159,822	157,639
Government National Mortgage Association,
Series 2006-3, Class A
4.212% due 01/16/2028	115,595	114,399
Government National Mortgage Association,
Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	242,024
Government National Mortgage Association,
Series 2006-8, Class A
3.942% due 08/16/2025	169,884	167,598
Government National Mortgage Association,
Series 2007-7, Class PG
5.00% due 02/16/2037 ***	1,844,000	1,784,752
GS Mortgage Securities Corp. II,
Series 1998-C1, Class B
6.97% due 10/18/2030	109,000	109,844
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396% due 08/10/2038 (b)	311,000	310,107
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2001-C1, Class A3
5.857% due 10/12/2035	198,000	203,646
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-C2, Class A2
5.05% due 12/12/2034	753,000	748,424
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	149,004

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	$629,393	$620,605
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2004-C3, Class A5
4.878% due 01/15/2042	310,000	300,008
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB11, Class ASB
5.201% due 08/12/2037 (b)	234,000	232,088
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-CB13, Class AM
5.513% due 01/12/2043 (b)	158,000	153,151
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP2, Class A4
4.738% due 07/15/2042	167,000	160,113
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class ASB
4.893% due 08/15/2042 (b)	321,000	318,478
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	98,553	98,061
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB16, Class ASB
5.523% due 05/12/2045	258,000	261,673
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB17, Class ASB
5.415% due 12/12/2043	614,000	618,546
LB-UBS Commercial Mortgage Trust,
Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	666,592
LB-UBS Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.478% due 07/15/2027	285,000	281,491
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A4
5.124% due 11/15/2032 (b)	214,000	211,587
LB-UBS Commercial Mortgage Trust,
Series 2005-C7, Class AM
5.263% due 11/15/2040 (b)	191,000	182,948
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A5
4.855% due 10/12/2041 (b)	836,000	810,555
Merrill Lynch Mortgage Trust,
Series 2004-MKB1, Class B
5.28% due 02/12/2042 (b)	126,000	124,331
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class AM
5.107% due 07/12/2038 (b)	162,000	154,207
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class A4
5.291% due 01/12/2044 (b)	650,000	645,688
Merrill Lynch Mortgage Trust, Series 2005-MKB2,
Class A4
5.204% due 09/12/2042 (b)	299,000	294,547
Merrill Lynch/Countrywide Commercial Mortgage
Trust, Series 2006-4, Class ASB
5.133% due 12/12/2049 (b)	1,012,000	1,005,173
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	497,784

The accompanying notes are an integral part of the financial statements.
35

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I,
Series 2004-HQ3, Class A4
4.80% due 01/13/2041	$334,000	$324,749
Morgan Stanley Capital I, Series 2004-HQ3, Class D
4.90% due 01/13/2041	100,000	96,114
Morgan Stanley Capital I, Series 2004-T13, Class B
4.76% due 09/13/2045 (b)	158,000	152,526
Morgan Stanley Capital I,
Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	442,162
Morgan Stanley Capital I,
Series 2005-HQ7, Class AAB
5.3511% due 11/14/2042 (b)	812,000	818,828
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	395,000	411,264
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP1, Class A4
6.66% due 02/15/2033	284,000	295,697
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ2, Class A3
5.52% due 12/15/2035	241,740	242,624
Morgan Stanley Mortgage Loan Trust,
Series 2007-6XS, Class 2A1S
4.8987% due 02/25/2047 (b)	171,781	169,366
Salomon Brothers Mortgage Securities VII, Series
2002-KEY2, Class A2
4.467% due 03/18/2036	365,624	361,111
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	362,860
Wachovia Bank Commercial Mortgage Trust,
Series 2002-C2, Class A4
4.98% due 11/15/2034	1,181,000	1,170,938
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class A2
3.989% due 06/15/2035	136,000	127,921
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class B
4.107% due 06/15/2035	252,000	236,940
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C6, Class A3
4.957% due 08/15/2035	588,000	587,434
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C7, Class A2
5.077% due 10/15/2035 (b)	553,000	544,977
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8, Class A3
4.445% due 11/15/2035	186,000	183,690
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class A4
5.012% due 12/15/2035	808,000	794,368
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C9, Class B
5.109% due 12/15/2035	79,000	77,964
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Class A4
4.748% due 02/15/2041	1,280,000	1,234,763

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C11, Class B
5.306% due 01/15/2041	$399,000	$379,502
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C12, Class A4
5.4086% due 07/15/2041 (b)	500,000	497,533
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C15, Class B
4.892% due 10/15/2041	219,000	205,132
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C19, Class A6
4.699% due 05/15/2044	278,000	264,616
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class A7
5.118% due 07/15/2042 (b)	938,000	921,329
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C21, Class A4
5.3847% due 10/15/2044 (b)	331,000	328,667
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C26, Class APB
5.997% due 06/15/2045	536,000	549,746

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $90,487,658)		$91,338,890

ASSET BACKED SECURITIES - 6.11%
American Express Issuance Trust,
Series 2007-2, Class A
5.052% due 07/15/2013	1,376,000	1,371,700
Americredit Prime Automobile Receivable,
Series 2007-1, Class A3
5.27% due 11/08/2011 (b)	537,000	539,014
Bank of America Credit Card Trust,
Series 2007-A8, Class A8
5.59% due 11/17/2014	146,000	152,547
California Infrastructure PG&E-1,
Series 1997-1, Class A8
6.48% due 12/26/2009	23,292	23,310
California Infrastructure SCE-1,
Series 1997-1, Class A7
6.42% due 12/26/2009	105,800	105,876
Capital Auto Receivables Asset Trust,
Series 2006-1, Class A3
5.03% due 10/15/2009	259,241	259,240
Capital Auto Receivables Asset Trust,
Series 2007-1, Class A3A
5.00% due 04/15/2011	290,000	290,181
Capital One Multi-Asset Execution Trust,
Series 2007-A7, Class A7
5.65% due 07/15/2020	799,000	838,084
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8
5.70% due 09/20/2019	613,000	635,385
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	278,445
Citicorp Residential Mortgage Securities, Inc.,
Series 2006-2, Class A2
5.557% due 09/25/2036	308,000	307,134

The accompanying notes are an integral part of the financial statements.
36

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AHL1, Class A2A
4.8288% due 12/25/2036 (b)	$390,219	$378,409
CNH Equipment Trust, Series 2004-A, Class A4A
4.7619% due 09/15/2011 (b)	346,013	345,694
Connecticut RRB Special Purpose Trust CL&P,
Series 2001-1, Class A5
6.21% due 12/30/2011	190,000	198,907
Countrywide Asset-Backed Certificates,
Series 2006-S1, Class A2
5.549% due 08/25/2021	537,194	531,091
Countrywide Asset-Backed Certificates,
Series 2007-3, Class 2A1
4.8888% due 02/25/2037 (b)	174,830	167,810
Daimler Chrysler Auto Trust,
Series 2006-D, Class A4
4.94% due 02/08/2012	300,000	301,481
Daimler Chrysler Auto Trust,
Series 2007-A, Class A4
5.28% due 03/08/2013	273,000	275,327
Discover Card Master Trust,
Series 2007-A1, Class A1
5.65% due 03/16/2020 ***	2,022,000	2,074,511
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037	480,000	473,859
Ford Credit Auto Owner Trust,
Series 2005-B, Class A3
4.17% due 01/15/2009	5,160	5,156
Ford Credit Auto Owner Trust,
Series 2007-B, Class A3A
5.15% due 11/15/2011	369,000	371,665
Great America Leasing Receivables,
Series 2006-1, Class A3
5.34% due 01/15/2010	474,000	474,889
Harley-Davidson Motorcycle Trust,
Series 2007-1, Class A2
5.29% due 01/18/2011	194,914	195,187
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	147,000	147,110
Hyundai Auto Receivables Trust,
Series 2007-A, Class A4
5.21% due 03/17/2014	590,000	594,061
M.A.S.Transactions Asset Backed Securities Trust,
Series 2005-AB1, Class A1B
5.143% due 11/25/2035 (b)	37,607	37,399
MBNA Credit Card Master Note Trust,
Series 2003-A7, Class A7
2.65% due 11/15/2010	372,000	367,749
Morgan Stanley ABS Capital I,
Series 2006-WMC1, Class A2A
4.8587% due 12/25/2035 (b)	34,772	34,444
Morgan Stanley ABS Capital I,
Series 2007-HE2, Class A2A
4.8288% due 01/25/2037 (b)	183,978	175,239
Morgan Stanley Home Equity Loans,
Series 2007-1, Class A1
4.8388% due 12/25/2036 (b)	169,227	165,600

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Nissan Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.16% due 02/15/2010	$131,943	$132,112
Nissan Auto Receivables Owner Trust,
Series 2007-B, Class A4
5.16% due 03/17/2014	1,720,000	1,727,525
Ownit Mortgage Loan Asset-Backed
Certificates, Series 2006-1, Class AF1
5.424% due 12/25/2036	80,710	79,111
Residential Asset Mortgage Products, Inc.,
Series 2003-RS7, Class AI6
5.34% due 08/25/2033	180,290	178,290
SLM Student Loan Trust, Series 2005-7, Class A3
4.41% due 07/25/2025 (b)	432,000	436,432
Triad Auto Receivables Owner Trust,
Series 2006-C, Class A3
5.26% due 11/14/2011	249,000	249,967
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012	142,000	144,159
USAA Auto Owner Trust, Series 2004-3, Class A4
3.53% due 06/15/2011	220,617	219,170
USAA Auto Owner Trust, Series 2005-1, Class A3
3.90% due 07/15/2009	13,907	13,873
Washington Mutual Master Note Trust, Series
2006-A2A, Class A
4.7019% due 06/15/2015 (b)	560,000	547,837
WFS Financial Owner Trust,
Series 2004-1, Class A4
2.81% due 08/22/2011	263,638	263,189
WFS Financial Owner Trust,
Series 2005-3, Class A3A
4.25% due 06/17/2010	42,645	42,535
World Omni Auto Receivables Trust,
Series 2007-B, Class A3A
5.28% due 01/17/2012	310,000	313,387
World Omni Auto Receivables Trust,
Series 2007-B, Class A4
5.39% due 05/15/2013	414,000	418,593

TOTAL ASSET BACKED SECURITIES
(Cost $16,761,312)		$16,882,684

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$773,248 on 12/03/2007,
collateralized by $765,000 Federal
National Mortgage Association,
6.125% due 07/17/2013 (valued at
$791,775, including interest) ***	$773,000	$773,000

TOTAL REPURCHASE AGREEMENTS
(Cost $773,000)		$773,000

SHORT TERM INVESTMENTS - 5.18%
Deutsche Bank Finance LLC
4.55% due 12/03/2007	$4,102,000	$4,100,963

The accompanying notes are an integral part of the financial statements.
37

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
Greenwich Capital Funding
4.58% due 12/03/2007	$4,102,000	$4,100,956
Rabobank USA Finance Corp.
4.56% due 12/03/2007	4,102,000	4,100,961
UBS Finance (Delaware) LLC
4.45% due 12/03/2007	1,997,000	1,996,507

TOTAL SHORT TERM INVESTMENTS
(Cost $14,299,387)		$14,299,387

Total Investments (Core Bond Fund)
(Cost $303,788,605) - 111.39%		$307,671,840
Liabilities in Excess of Other Assets - (11.39)%		(31,456,561)

TOTAL NET ASSETS - 100.00%		$276,215,279

Core Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.00%
Automobiles - 1.06%
General Motors Corp.	320,000	$9,545,600
Banking - 0.39%
Wachovia Corp.	81,400	3,500,200
Biotechnology - 1.59%
Amgen, Inc. *	259,025	14,311,131
Cable & Television - 3.32%
DIRECTV Group, Inc. *	353,940	8,802,488
Time Warner, Inc.	1,222,400	21,098,624

		29,901,112
Cellular Communications - 0.78%
Motorola, Inc.	437,000	6,978,890
Computers & Business Equipment - 6.30%
Cisco Systems, Inc. *	584,400	16,374,888
Hewlett-Packard Company	439,300	22,474,588
International Business Machines Corp.	152,800	16,071,504
Seagate Technology	69,601	1,795,010

		56,715,990
Electrical Utilities - 5.96%
AES Corp. *	2,453,200	53,602,420
Financial Services - 14.26%
Bear Stearns Companies, Inc.	120,100	11,973,970
Capital One Financial Corp.	226,100	12,053,391
Citigroup, Inc.	715,820	23,836,806
Countrywide Financial Corp.	1,092,700	11,823,014
Federal Home Loan Mortgage Corp.	202,100	7,087,647
Goldman Sachs Group, Inc.	25,900	5,869,976
JP Morgan Chase & Company	926,000	42,244,120
Merrill Lynch & Company, Inc.	129,000	7,732,260
NYSE Euronext	31,100	2,693,260

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Washington Mutual, Inc.	151,400	$2,952,300

		128,266,744
Healthcare Products - 0.98%
Covidien, Ltd.	218,975	8,783,087
Healthcare Services - 5.96%
Health Net, Inc. *	120,394	5,848,740
UnitedHealth Group, Inc.	867,800	47,729,000

		53,577,740
Holdings Companies/Conglomerates - 2.88%
General Electric Company	675,700	25,872,553
Homebuilders - 1.40%
Beazer Homes USA, Inc.	90,308	766,715
Centex Corp.	236,510	4,933,598
Pulte Homes, Inc.	412,300	4,213,706
Ryland Group, Inc.	118,108	2,716,484

		12,630,503
Insurance - 7.46%
Aetna, Inc.	765,400	42,770,552
American International Group, Inc.	419,000	24,356,470

		67,127,022
International Oil - 0.26%
Exxon Mobil Corp.	26,000	2,318,160
Internet Content - 6.81%
Google, Inc., Class A *	39,600	27,442,800
Yahoo!, Inc. *	1,262,400	33,844,944

		61,287,744
Internet Retail - 14.04%
Amazon.com, Inc. *	652,100	59,054,176
eBay, Inc. *	893,800	29,969,114
Expedia, Inc. *	636,108	20,737,121
IAC/InterActiveCorp. *	594,589	16,547,412

		126,307,823
Leisure Time - 1.94%
Electronic Arts, Inc. *	311,300	17,491,947
Manufacturing - 1.38%
Tyco International, Ltd.	309,975	12,439,297
Pharmaceuticals - 1.56%
Pfizer, Inc.	592,685	14,082,196
Photography - 2.85%
Eastman Kodak Company	1,090,648	25,608,415
Retail Trade - 4.30%
Best Buy Company, Inc.	61,700	3,149,785
J.C. Penney Company, Inc.	208,100	9,181,372
Sears Holdings Corp. *	249,600	26,335,296

		38,666,453
Semiconductors - 1.46%
Texas Instruments, Inc.	416,500	13,148,905

The accompanying notes are an integral part of the financial statements.
38

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.44%
CA, Inc.	527,800	$12,925,822
Steel - 0.54%
Nucor Corp.	82,800	4,902,588
Telephone - 8.08%
Qwest Communications International, Inc. *	4,998,100	33,137,403
Sprint Nextel Corp.	2,547,200	39,532,544

		72,669,947

TOTAL COMMON STOCKS (Cost $854,045,442)		$872,662,289

REPURCHASE AGREEMENTS - 6.17%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$55,464,789 on 12/03/2007,
collateralized by $54,060,000
Federal National Mortgage
Association, 5.45% due
10/18/2021 (valued at
$56,560,275, including interest)	$55,447,000	$55,447,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,447,000)		$55,447,000

Total Investments (Core Equity Fund)
(Cost $909,492,442) - 103.17%		$928,109,289
Liabilities in Excess of Other Assets - (3.17)%		(28,478,855)

TOTAL NET ASSETS - 100.00%		$899,630,434

Emerging Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.96%
Aerospace - 1.38%
Aerovironment, Inc. *	110,086	$2,651,972
Auto Parts - 0.25%
LKQ Corp. *	12,000	476,520
Banking - 2.76%
IBERIABANK Corp.	38,650	1,870,660
PrivateBancorp, Inc. (a)	67,500	2,066,175
Umpqua Holdings Corp.	84,440	1,362,862

		5,299,697
Biotechnology - 2.36%
Exelixis, Inc. *	196,550	1,715,882
Martek Biosciences Corp. * (a)	68,950	1,783,047
Sequenom, Inc., ADR *	91,180	846,150
Sequenom, Inc. *	21,000	194,880

		4,539,959
Broadcasting - 0.98%
Acacia Research - Acacia Technologies *	203,500	1,876,270

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services - 9.63%
Access Integrated Technologies, Inc. *	138,950	$622,496
Barrett Business Services, Inc.	174,300	2,855,034
Constant Contact, Inc. * (a)	85,000	1,618,400
Euronet Worldwide, Inc. * (a)	193,300	6,332,508
FTI Consulting, Inc. *	72,850	4,152,450
Hill International, Inc. *	215,355	2,368,905
Seachange International, Inc. *	72,000	542,880

		18,492,673
Commercial Services - 3.11%
Providence Service Corp. *	93,070	2,604,099
Stantec, Inc. *	100,200	3,375,738

		5,979,837
Computers & Business Equipment - 2.99%
Lasercard Corp. * (a)	204,400	2,031,736
Stratasys, Inc. * (a)	49,700	1,242,003
Trident Microsystems, Inc. *	392,350	2,463,958

		5,737,697
Drugs & Health Care - 1.99%
BioForm Medical, Inc. *	166,411	1,291,349
Matrixx Initiatives, Inc. *	155,750	2,521,593

		3,812,942
Electronics - 3.35%
Measurement Specialties, Inc. *	109,950	2,705,869
Medis Technologies, Ltd. * (a)	291,600	3,723,732

		6,429,601
Energy - 2.36%
InterOil Corp. * (a)	200,782	4,527,634
Financial Services - 2.61%
FCStone Group, Inc. *	70,225	2,964,197
Portfolio Recovery Associates, Inc. * (a)	51,055	2,056,496

		5,020,693
Food & Beverages - 1.04%
Smart Balance, Inc. *	159,848	1,988,509
Healthcare Products - 9.57%
Caliper Life Sciences, Inc. *	217,250	1,188,357
Nuvasive, Inc. *	96,900	4,125,033
ResMed, Inc. *	67,000	3,068,600
SenoRx, Inc. *	129,450	1,118,448
Somanetics Corp. *	133,200	2,665,332
SonoSite, Inc. * (a)	113,900	3,783,758
Spectranetics Corp. *	159,700	2,422,649

		18,372,177
Healthcare Services - 1.28%
Healthextras, Inc. *	92,350	2,453,739
Hotels & Restaurants - 2.21%
McCormick & Schmick's Seafood
Restaurants, Inc. *	118,450	1,736,477
Texas Roadhouse, Inc., Class A *	198,550	2,499,745

		4,236,222

The accompanying notes are an integral part of the financial statements.
39

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.60%
Select Comfort Corp. * (a)	107,825	$1,147,258
Industrial Machinery - 1.06%
Flow International Corp. *	256,500	2,026,350
Insurance - 2.34%
Infinity Property & Casualty Corp.	63,750	2,491,987
ProAssurance Corp. *	36,600	2,007,144

		4,499,131
International Oil - 1.73%
ATP Oil & Gas Corp. * (a)	74,450	3,318,981
Leisure Time - 4.26%
Bally Technologies, Inc. *	80,250	3,346,425
Imax Corp. *	438,200	2,050,776
Pinnacle Entertainment, Inc. *	67,600	1,855,620
Progressive Gaming International Corp. * (a)	390,050	936,120

		8,188,941
Manufacturing - 5.12%
Force Protection, Inc. * (a)	346,500	3,745,665
Fushi International, Inc. *	59,000	982,350
iRobot Corp. * (a)	189,500	3,035,790
Raven Industries, Inc.	48,050	1,668,777
Smith & Wesson Holding Corp. * (a)	40,000	398,400

		9,830,982
Medical-Hospitals - 2.72%
Electro-Optical Sciences, Inc. *	218,585	1,075,438
EV3, Inc. * (a)	107,300	1,570,872
Neurometrix, Inc. * (a)	127,550	1,066,318
Northstar Neuroscience, Inc. *	164,500	1,518,335

		5,230,963
Metal & Metal Products - 1.37%
Haynes International, Inc. *	31,200	2,636,712
Petroleum Services - 2.53%
Superior Energy Services, Inc. *	90,300	3,151,470
TETRA Technologies, Inc. *	108,250	1,711,433

		4,862,903
Pharmaceuticals - 3.74%
AMAG Pharmaceuticals, Inc. *	43,350	2,498,260
Inspire Pharmaceuticals, Inc. *	285,450	1,701,282
Medicis Pharmaceutical Corp., Class A	110,764	2,979,552

		7,179,094
Publishing - 1.42%
VistaPrint, Ltd. *	61,420	2,727,048
Retail Trade - 2.23%
A.C. Moore Arts & Crafts, Inc. *	119,950	1,903,606
Hibbett Sports, Inc. *	111,300	2,384,046

		4,287,652
Semiconductors - 6.87%
Cymer, Inc. *	77,400	3,178,818
FormFactor, Inc. *	122,800	4,659,032
Mattson Technology, Inc. *	328,050	2,703,132

Emerging Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Netlogic Microsystems, Inc. * (a)	90,850	$2,657,362

		13,198,344
Software - 8.40%
Allscripts Healthcare Solution, Inc. * (a)	134,800	2,384,612
Ansoft Corp. *	73,700	2,138,037
Concur Technologies, Inc. *	86,250	3,239,550
DivX, Inc. * (a)	168,050	2,845,086
FARO Technologies, Inc. *	99,380	2,685,248
Progress Software Corp. *	89,474	2,830,063

		16,122,596
Telecommunications Equipment &
Services - 2.25%
Comtech Telecommunications Corp. *	86,950	4,317,937
Trucking & Freight - 1.45%
ID Systems, Inc. * (a)	212,300	2,789,622

TOTAL COMMON STOCKS (Cost $191,026,375)		$184,260,656

WARRANTS - 0.00%
Medical-Hospitals - 0.00%
Electro-Optical Sciences, Inc.
(Expiration Date: 10/31/2011, Strike
Price: $6.70) *	5,396	0
(Expiration Date: 08/03/2012, Strike
Price: $8.00) *	45,653	0

TOTAL WARRANTS (Cost $0)		$0

RIGHTS - 0.00%
Electronics - 0.00%
Medis Technologies, Ltd. (Expiration Date:
12/17/2007, Strike Price: USD 0.30) * (a)	29,160	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 27.96%
Federal Home Loan Bank Discount Notes
3.75% due 12/03/2007	$9,700,000	$9,697,979
John Hancock Cash Investment Trust (c)	43,982,831	43,982,831

TOTAL SHORT TERM INVESTMENTS
(Cost $53,680,810)		$53,680,810

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$22,007 on 12/03/2007,
collateralized by $25,000 Federal
Home Loan Mortgage Corp.,
5.25% due 02/24/2011 (valued at
$25,781, including interest)	$22,000	$22,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,000)		$22,000

The accompanying notes are an integral part of the financial statements.
40

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Emerging Growth Fund)
(Cost $244,729,185) - 123.93%		$237,963,466
Liabilities in Excess of Other Assets - (23.93)%		(45,951,110)

TOTAL NET ASSETS - 100.00%		$192,012,356

Emerging Markets Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.70%
Bermuda - 0.20%
Brilliance China Automotive Holdings, Ltd. *	440,000	$92,954
Cosco Pacific, Ltd.	234,000	654,680
Digital China Holdings, Ltd.	103,000	70,348
TPV Technology, Ltd.	310,000	196,503

		1,014,485
Brazil - 4.43%
Aracruz Celulose SA, SADR	26,821	2,055,025
Braskem SA, SADR	119,002	2,124,186
Eternit SA *	30,000	106,766
Gerdau SA, SADR	341,389	9,596,445
Perdigao SA, SADR	55,763	2,662,125
Sadia SA, SADR *	45,729	2,798,615
Votorantim Celulose & Papel SA, SADR *	102,450	3,403,389

		22,746,551
Chile - 3.93%
Cementos Bio Bio SA	2,795	6,911
Companhia de Consumidores de Gas de
Santiago SA	6,504	32,138
Companhia Sudamericana de Vapores SA *	502,052	1,141,140
Compania de Telecomunicaciones de Chile
SA, SADR	214,262	1,737,665
Corpbanca SA, SADR	4,088	141,813
Cristalerias de Chile SA	1,061	12,582
Empresas CMPC SA	50,075	1,840,784
Empresas Copec SA	337,656	5,981,640
Empresas Iansa SA	439,146	33,842
Enersis SA, SADR	459,633	8,029,788
Industrias Forestales SA	77,846	20,771
Madeco SA, SADR *	41,779	495,081
Masisa SA	2,957,145	584,474
Soquimich Comercial SA	129,645	61,498
Vina San Pedro SA *	9,342,203	87,689

		20,207,816
China - 2.17%
Bank of China, Ltd.	3,064,000	1,602,364
Chaoda Modern Agriculture Holdings, Ltd.	396,900	373,093
China Construction Bank	726,000	703,024
China Petroleum & Chemical Corp., SADR	9,100	1,391,299
China Shipping Container Lines Company, Ltd.	289,850	264,586
China Travel International Investment
Hong Kong, Ltd.	652,000	438,900
Dongfeng Motor Group Company, Ltd.	674,000	523,780
Guangshen Railway Company, Ltd., Class H	110,000	80,846
Guangshen Railway Company, Ltd., SADR	4,500	165,105
Hunan Non Ferrous Metal Corp., Ltd.	200,000	145,523

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Industrial & Commercial Bank of China, Ltd.	832,000	$667,231
Maanshan Iron & Steel Company, Ltd.	346,000	248,834
PetroChina Company, Ltd., SADR	19,800	3,796,452
Qingling Motors Company, Ltd.	306,000	67,592
Semiconductor Manufacturing International
Corp., SADR *	66,200	317,760
Shanghai Electric Group Company, Ltd.	194,000	154,603
Sinopec Shanghai Petrochemical Company,
Ltd., SADR	400	25,184
Sinotrans, Ltd., H Shares	322,000	158,143

		11,124,319
Czech Republic - 1.17%
Telefonica Czech Republic AS	142,949	4,343,549
Unipetrol AS *	91,126	1,650,701

		5,994,250
Hong Kong - 1.79%
Amvig Holdings, Ltd.	118,000	166,850
Baoye Group Company, Ltd.	48,000	52,830
Beijing Capital Land, Ltd.	108,000	81,644
Beijing Enterprises Holdings, Ltd.	94,000	474,588
Catic Shenzhen Holdings, Ltd.	72,000	54,962
China Aerospace International Holdings, Ltd. *	365,400	64,772
China Green Holdings, Ltd.	135,000	141,604
China Haidian Holdings, Ltd. *	486,000	51,742
China Pharmaceutical Group, Ltd. *	236,000	93,528
China Rare Earth Holdings, Ltd.	96,000	24,634
China Resources Enterprises, Ltd.	166,000	701,585
China Unicom, Ltd., SADR	48,800	1,127,768
China Unicom, Ltd.	234,000	545,150
Chongqing Iron & Steel Company, Ltd. *	86,000	43,784
Citic Pacific, Ltd.	249,000	1,410,103
CNPC Hong Kong, Ltd.	460,000	319,400
COFCO International, Ltd. *	152,000	113,573
Comba Telecom Systems Holdings, Ltd.	136,000	39,201
Dalian Port PDA Company, Ltd.	58,000	43,723
Denway Motors, Ltd.	1,162,000	760,492
Dynasty Fine Wines Group, Ltd.	194,000	79,425
Enerchina Holdings, Ltd. *	162,500	8,031
First Tractor Company, Ltd. *	58,000	37,485
Geely Automobile Holdings Company, Ltd.	790,000	105,294
Global Bio-Chem Technology
Group Company, Ltd.	556,000	151,720
Great Wall Motor Company, Ltd.	67,500	103,606
Great Wall Technology Company, Ltd. *	142,000	45,756
Guangzhou Pharmaceutical Company, Ltd.	46,000	41,395
Hainan Meilan International Airport Company,
Ltd.	29,000	41,112
Harbin Power Equipment Company, Ltd.	50,000	170,760
HKC Holdings, Ltd.	200,000	63,885
Jingwei Textile Machinery Company, Ltd.	62,000	27,945
Kingway Brewery Holdings, Ltd.	142,000	31,240
Lianhua Supermarket Holdings, Ltd.	35,000	51,183

The accompanying notes are an integral part of the financial statements.
41

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Lingbao Gold Company, Ltd.	46,000	$27,960
Minmetals Resources, Ltd. *	184,000	125,567
Neo-China Group Holdings, Ltd.	57,500	53,985
Semiconductor Manufacturing
International Corp. *	771,000	73,245
Shanghai Industrial Holdings, Ltd.	117,000	565,200
Shanghai Prime Machinery Company, Ltd.	82,000	30,296
Shanghai Real Estate, Ltd.	242,000	78,699
Shenzhen Investment, Ltd.	204,000	156,924
Shenzhou International Group Holdings, Ltd.	204,000	91,876
Sinolink Worldwide Holdings, Ltd.	250,000	61,586
Sinopec Kantons Holdings, Ltd.	262,000	64,971
Skyworth Digital Holdings, Ltd.	390,000	58,431
Stone Group Holdings, Ltd.	500,000	53,215
TCL Multimedia Technology Holdings, Ltd. *	1,256,000	76,199
Travelsky Technology, Ltd., Class H	111,000	119,251
Weiqiao Textile Company, Ltd.	82,500	122,327
Xiamen International Port Company, Ltd.	192,000	52,099
Xiwang Sugar Holdings Company, Ltd.	200,000	69,646
Zhejiang Glass Company, Ltd. *	51,000	56,971

		9,209,218
Hungary - 2.75%
Egis Nyrt.	3,828	433,315
Fotex PLC *	65,740	331,854
Gedeon Richter Rt.	12,289	2,733,765
MOL Magyar Olaj & Gazipari Rt.	72,209	10,344,775
Pannonplast PLC *	16,510	140,565
Raba Jarmuipari Holding Nyilvanosan
Mukodo Rt. *	11,794	130,892

		14,115,166
India - 14.27%
Aditya Birla Nuvo, Ltd.	7,200	285,807
Ador Welding, Ltd.	8,367	47,274
Aftek, Ltd.	28,741	50,557
Alembic, Ltd.	38,000	85,346
Alok Industries, Ltd.	72,774	139,307
Ambuja Cements, Ltd. *	604,511	2,295,009
Amtek Auto, Ltd.	40,948	466,500
Apollo Hospitals Enterprise, Ltd.	17,400	214,272
Apollo Tyres, Ltd.	154,850	163,801
Arvind Mills, Ltd. *	104,142	196,507
Ashok Leyland, Ltd.	432,251	488,892
Aurobindo Pharma, Ltd.	20,097	253,611
Avaya Global Connect, Ltd. *	5,668	35,318
Aztecsoft, Ltd.	22,751	28,657
Bajaj Auto Finance, Ltd.	11,946	100,919
Bajaj Auto, Ltd.	24,676	1,687,598
Bajaj Hindusthan, Ltd.	38,278	208,929
Ballarpur Industries, Ltd.	72,742	280,471
Balmer Lawrie & Company, Ltd.	1,500	22,473
Balrampur Chini Mills, Ltd.	78,680	203,770
Bank of Maharashtra	130,888	256,249

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Bank of Rajasthan	39,971	$164,159
BASF India, Ltd.	16,182	106,118
Bata India, Ltd. *	25,249	144,292
Bharat Earth Movers, Ltd.	13,744	579,491
Bharat Forge, Ltd.	6,300	49,980
Bhushan Steel, Ltd.	16,585	565,439
Biocon, Ltd.	12,400	179,467
BOC India, Ltd.	9,300	34,462
Bombay Dyeing & Manufacturing Company,
Ltd.	6,668	122,246
Bosch Chassis Systems India, Ltd.	2,280	20,039
Ceat, Ltd.	26,055	129,411
Chambal Fertilizers & Chemicals, Ltd.	122,930	194,062
Cholamandalam DBS Finance, Ltd.	7,563	39,347
City Union Bank, Ltd.	5,850	34,664
Coromandel Fertilisers, Ltd.	12,000	35,055
Cranes Software International, Ltd. *	3,000	9,255
Dabur Pharma, Ltd. *	32,000	57,706
Dalmia Cement Bharat, Ltd.	6,800	84,109
DCM Shriram Consolidated, Ltd.	26,804	47,456
Deepak Fertilizers & Petrochemicals Corp.,
Ltd.	34,858	126,790
Dr. Reddy's Laboratories, Ltd., ADR	26,500	416,315
Eicher Motors, Ltd.	8,302	90,662
EID Parry India, Ltd.	18,099	73,157
EIH, Ltd.	108,400	449,733
Elder Pharmaceuticals, Ltd.	3,200	32,643
Electrosteel Castings, Ltd. *	47,000	99,397
Escorts, Ltd. *	36,222	139,490
Essel Propack, Ltd.	6,500	9,644
Eveready Industries, Ltd. *	21,000	40,247
Federal Bank, Ltd.	33,924	272,131
Finolex Cables, Ltd.	27,100	61,820
Finolex Industries, Ltd.	62,340	133,205
Gammon India, Ltd.	28,239	401,901
Graphite India, Ltd.	75,397	166,483
Great Eastern Shipping Company, Ltd.	51,772	644,880
GTL, Ltd.	48,244	304,920
Gujarat Alkalies & Chemicals, Ltd.	35,989	182,567
Gujarat Ambuja Exports, Ltd.	15,000	27,521
Gujarat Narmada Valley Fertilizers Company,
Ltd.	51,735	223,377
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	115,723
HCL Infosystems, Ltd.	63,711	367,591
HEG, Ltd.	13,300	142,772
Hexaware Technologies, Ltd.	38,931	76,574
Himatsingka Seide, Ltd.	4,000	10,094
Hinduja TMT, Ltd.	5,652	83,873
Hindustan Construction Company, Ltd.	60,588	307,983
Hindustan Motors, Ltd. *	62,438	65,162
Hotel Leela Venture, Ltd.	112,844	185,825
ICI India, Ltd.	4,700	69,787

The accompanying notes are an integral part of the financial statements.
42

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
ICICI Bank, Ltd., SADR	236,641	$14,319,147
iGATE Global Solutions, Ltd.	19,459	196,845
India Cements, Ltd.	65,673	494,156
India Glycols, Ltd.	14,305	151,343
Indian Hotels Company, Ltd.	294,257	1,002,746
IndusInd Bank, Ltd.	88,148	265,079
Industrial Development Bank of India, Ltd.	234,735	965,643
Infomedia India, Ltd.	7,700	38,801
Ipca Laboratories, Ltd.	4,298	65,094
Jammu & Kashmir Bank, Ltd.	14,831	270,304
JB Chemicals & Pharmaceuticals, Ltd.	21,800	35,832
JBF Industries, Ltd.	33,159	132,707
Jet Airways India, Ltd.	16,718	352,354
Jindal Saw, Ltd.	13,753	295,627
Jindal Stainless, Ltd.	44,557	245,079
JK Tyre & Industries, Ltd.	10,900	35,349
JSW Steel, Ltd.	51,671	1,324,545
Karnataka Bank, Ltd.	37,698	199,772
Karur Vysya Bank, Ltd.	21,841	186,806
Kesoram Industries, Ltd.	9,260	131,569
Kirloskar Oil Engines, Ltd.	57,456	229,720
LIC Housing Finance, Ltd.	34,065	297,848
Mahindra & Mahindra, Ltd.	195,127	3,586,878
Mangalam Cement, Ltd.	14,461	71,199
Maruti Udyog, Ltd.	65,711	1,681,446
Mastek, Ltd.	11,271	80,482
Matrix Laboratories, Ltd. *	58,149	322,863
Mercator Lines, Ltd.	105,166	338,659
Monnet Ispat & Energy, Ltd.	17,433	179,141
Moser Baer India, Ltd.	70,858	488,951
MRF, Ltd.	680	120,817
Mukand, Ltd.	28,732	61,692
Nagarjuna Construction Company, Ltd.	69,234	548,816
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	414,461
Nahar Spinning Mills, Ltd.	6,600	12,824
Natco Pharma, Ltd.	7,500	25,465
National Organic Chemical Industries, Ltd.	80,241	88,303
Navneet Publications India, Ltd.	46,585	124,374
Nirma, Ltd.	20,100	122,153
Orchid Chemicals & Pharmaceuticals, Ltd.	28,645	186,360
Orient Paper & Industries, Ltd.	5,177	90,063
Patni Computer Systems, Ltd.	38,484	305,860
Petronet LNG, Ltd.	240,816	632,731
Polaris Software Lab, Ltd.	39,735	109,546
PSL, Ltd.	6,900	86,858
PTC India, Ltd.	68,932	257,712
Punjab Tractors, Ltd. *	18,068	91,619
Rain Calcining, Ltd.	48,902	68,254
Raymond, Ltd.	13,679	145,447
Rei Agro, Ltd.	13,901	263,899
Reliance Industries, Ltd., GDR	117,696	17,213,040
Rolta India, Ltd.	29,378	547,962

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India (continued)
Ruchi Soya Industries, Ltd.	67,815	$175,597
Sakthi Sugars, Ltd. *	25,066	45,248
Seamec, Ltd. *	14,000	74,197
Shasun Chemicals & Drugs, Ltd.	16,408	28,326
Shriram Transport Finance Company, Ltd.	51,252	419,517
Sical Logistics, Ltd. *	4,881	29,113
Sonata Software, Ltd.	23,000	24,740
South Indian Bank, Ltd.	37,494	168,148
SREI Infrastructure Finance, Ltd.	24,771	116,403
SRF, Ltd.	37,385	150,443
Sterlite Optical Technologies, Ltd.	20,008	155,406
Strides Arcolab, Ltd.	13,608	90,857
Syndicate Bank, Ltd.	189,537	487,858
Tata Chemicals, Ltd.	71,422	567,910
Tata Investment Corp., Ltd.	6,928	119,184
Tata Metaliks, Ltd.	7,900	30,961
Tata Motors, Ltd.	157,232	2,913,551
Tele Data Informatics, Ltd. *	47,214	78,640
Tube Investments of India, Ltd.	62,323	108,323
TVS Motor Company, Ltd.	63,451	104,542
United Phosphorus, Ltd.	66,463	579,388
Usha Martin, Ltd.	106,610	347,700
Uttam Galva Steels, Ltd. *	56,948	77,595
Varun Shipping Company, Ltd.	62,246	116,907
Videsh Sanchar Nigam, Ltd., ADR	29,783	986,115
Vimta Labs, Ltd.	13,038	38,821
Wockhardt, Ltd.	24,300	240,707
Zensar Technologies, Ltd.	12,328	51,859
Zuari Industries, Ltd.	3,500	30,574

		73,293,163
Indonesia - 2.40%
Apexindo Pratama Duta Tbk PT	983,500	240,862
Astra Graphia Tbk PT	606,500	36,473
Astra International Tbk PT	2,031,500	5,451,412
Bakrie & Brothers Tbk PT *	10,129,500	321,981
Bank Central Asia Tbk PT	450,000	342,525
Bank Niaga Tbk PT	4,865,500	443,985
Bank Pan Indonesia Tbk PT *	6,711,000	475,517
Berlian Laju Tanker Tbk PT	2,148,500	495,908
Bhakti Investama Tbk PT *	1,011,825	116,353
Charoen Pokphand Indonesia Tbk PT *	1,060,500	101,862
Ciputra Surya Tbk PT *	971,000	80,424
Enseval Putera Megatrading Tbk PT	1,104,500	93,174
Gudang Garam Tbk PT	202,000	181,490
Indocement Tunggal Prakarsa Tbk PT	417,000	343,922
Indofood Sukses Makmur Tbk PT	4,583,500	1,241,603
Kawasan Industri Jababeka Tbk PT *	6,349,500	133,024
Lippo Karawaci Tbk PT	2,706,500	484,729
Matahari Putra Prima Tbk PT	2,845,500	197,425
Medco Energi Internasional Tbk PT	715,000	414,330
Mitra Adiperkasa Tbk PT	866,000	65,086

The accompanying notes are an integral part of the financial statements.
43

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Panin Insurance Tbk PT *	1,443,000	$52,564
Panin Life Tbk PT *	6,089,500	126,888
Polychem Indonesia Tbk PT *	1,930,000	37,819
Ramayana Lestari Sentosa Tbk PT	2,120,500	195,368
Samudera Indonesia Tbk PT	74,500	47,207
Suryainti Permata Tbk PT *	450,500	93,782
Tempo Scan Pacific Tbk PT	2,207,500	179,202
Timah Tbk PT	41,000	109,913
Trias Sentosa Tbk PT	1,000,000	19,213
Trimegah Securities Tbk PT	1,540,500	55,237
Tunas Ridean Tbk PT	948,500	130,510

		12,309,788
Israel - 3.32%
AudioCodes, Ltd. *	26,116	144,626
Azorim Investment Development &
Construction Company, Ltd.	11,262	172,887
Bank Hapoalim, Ltd.	1,073,537	5,423,246
Bank Leumi Le-Israel, Ltd.	974,197	4,555,091
Blue Square Israel, Ltd.	3,465	44,713
Clal Insurance Enterprise Holdings, Ltd.	16,304	472,507
Delta Galil Industries, Ltd. *	11,216	77,821
Discount Investment Corp.	25,779	848,480
Electra, Ltd. *	392	65,102
Elron Electronic Industries, Ltd. *	23,021	268,259
First International Bank of Israel, Ltd. *	57,569	152,455
Formula Systems, Ltd., GDR *	3,500	48,860
Formula Systems, Ltd. *	5,626	77,356
Frutarom Industries, Ltd.	6,800	58,209
IDB Development Corp., Ltd.	19,064	730,531
Israel Salt Industries, Ltd. *	17,450	125,185
Ituran Location & Control, Ltd.	2,562	26,392
Koor Industries, Ltd.	11,687	896,531
Leader Holding & Investments, Ltd.	21,500	57,403
Mivtach Shamir Holdings, Ltd.	4,390	122,133
Orbotech, Ltd. *	45,156	694,048
Packer Plada, Ltd. *	575	57,813
Retalix, Ltd. *	22,317	392,373
Scailex Corp., Ltd. *	11,425	116,814
Super-Sol, Ltd.	13,963	53,712
Tower Semiconductor, Ltd. *	103,528	161,454
Union Bank of Israel, Ltd.	25,609	131,603
United Mizrahi Bank, Ltd.	135,710	1,038,028
Urdan Industries, Ltd.	59,724	52,509

		17,066,141
Malaysia - 4.91%
Affin Holdings BHD	788,300	608,961
Al-'Aqar KPJ REIT *	6,510	1,896
AMDB BHD *	540,000	56,581
AMMB Holdings BHD	1,855,600	2,222,544
Ann Joo Resources BHD	108,900	82,909
Asas Dunia BHD	94,000	30,149

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Asia Pacific Land BHD	282,100	$43,932
Bandar Raya Developments BHD	242,900	233,315
Batu Kawan BHD	233,700	702,829
Berjaya Corp. BHD	1,312,300	434,605
Berjaya Land BHD	406,800	597,937
Boustead Holdings BHD	368,900	679,807
Cahya Mata Sarawak BHD	235,100	164,062
Dijaya Corp. BHD	16,900	6,826
DNP Holdings BHD	35,000	19,402
DRB-Hicom BHD	904,600	445,792
Eastern & Oriental BHD	66,000	46,670
Eastern Pacific Industrial Corp. BHD	155,700	113,031
ECM Libra Avenue BHD	516,700	136,448
Edaran Otomobil Nasional BHD *	123,000	75,629
Encorp BHD	114,800	55,040
EON Capital BHD	409,900	836,383
Esso Malaysia BHD	43,000	30,489
General Corp. BHD	242,500	82,719
Globetronics Technology BHD	864,900	68,088
Glomac BHD	108,200	42,414
Goldis BHD	179,000	121,485
Hap Seng Consolidated BHD	270,800	267,004
Hong Leong Credit BHD	308,300	542,381
Hong Leong Industries BHD	39,000	49,144
Hume Industries Malaysia BHD	138,900	148,123
Hunza Properties BHD	102,400	84,395
Hwang-DBS Malaysia BHD	69,400	47,350
IGB Corp. BHD	968,400	664,477
IJM Corp. BHD	95,000	234,715
IJM Plantations BHD	164,400	146,495
Insas BHD *	460,100	82,594
Integrated Logistics BHD	167,200	59,854
Jaks Resources BHD *	245,000	88,387
Jaya Tiasa Holdings BHD	56,700	59,623
K & N Kenanga Holdings BHD	154,200	45,270
Karambunai Corp. BHD *	2,558,200	103,277
Keck Seng BHD	178,900	247,956
Kian Joo Can Factory BHD	332,000	146,336
KLCC Property Holdings BHD	571,000	610,711
KPJ Healthcare BHD	93,000	94,618
KSL Holdings BHD	155,066	71,148
KUB Malaysia BHD *	592,900	142,946
Kulim Malaysia BHD	154,100	353,177
Kumpulan Hartanah Selangor BHD *	410,900	107,933
Land & General BHD *	1,081,300	152,494
Landmarks BHD	10,000	8,968
LBS Bina Group BHD *	210,000	36,187
Leader Universal Holdings BHD	717,000	220,284
Lion Corp. BHD *	454,900	106,819
Lion Industries Corp. BHD	448,000	289,972
MAA Holdings BHD	139,500	81,203
Malaysia Building Society BHD	274,400	103,440

The accompanying notes are an integral part of the financial statements.
44

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Malaysian Plantations BHD	545,400	$484,399
MBM Resources BHD	5,000	4,723
Measat Global BHD *	7,500	3,684
Mega First Corp. BHD	193,700	81,314
Melewar Industrial Group BHD	127,200	48,558
MISC BHD	178,000	517,107
MK Land Holdings BHD	656,100	123,896
MNRB Holdings BHD	18,000	26,730
MTD ACPI Engineering BHD	88,100	51,810
MTD Infraperdana BHD	250,000	51,259
Mulpha International BHD *	909,800	401,829
Naluri Corp. BHD *	221,000	46,620
New Straits Times Press BHD *	183,500	111,679
Nylex Malaysia BHD	52,000	23,295
Oriental Holdings BHD	304,200	598,114
OSK Holdings BHD	441,300	323,409
Padiberas Nasional BHD	428,300	274,846
Panasonic Manufacturing Malaysia BHD	8,100	26,994
PJ Development Holdings BHD	297,900	73,741
POS Malaysia & Services Holdings BHD *	419,700	337,208
PPB Group BHD	637,800	1,895,306
Protasco BHD	141,500	41,989
Proton Holdings BHD *	338,000	361,770
Ramunia Holdings BHD *	245,000	74,789
Ranhill BHD	382,200	274,262
RB Land Holdings BHD *	231,100	177,349
Sarawak Energy BHD	484,300	344,180
Sarawak Oil Palms BHD	8,000	14,426
Selangor Dredging BHD	328,000	95,778
Shangri-La Hotels BHD	21,100	15,226
Shell Refining Company Federation
of Malaya BHD	133,200	436,088
SHL Consolidated BHD	185,100	111,051
Sunway City BHD	268,900	394,437
Sunway Holdings, Inc. BHD *	478,600	261,014
Suria Capital Holdings BHD	286,100	252,007
TA Enterprise BHD	895,600	325,766
Talam Corp. BHD *	360,000	28,218
Tan Chong Motor Holdings BHD	444,000	305,695
TDM BHD	150,700	69,158
Tebrau Teguh BHD *	333,800	101,388
TH Group BHD	225,000	52,319
Time.Com BHD *	421,500	97,065
Tradewinds Corp. BHD *	583,200	239,920
Tradewinds Malaysia BHD	20,000	26,606
Tradewinds Plantation BHD	319,900	375,240
Unico-Desa Plantations BHD	245,000	75,389
Unisem M BHD	289,600	143,442
United Malacca BHD	38,700	77,291
Utama Banking Group BHD *	160,080	94,520
V.S. Industry BHD	130,900	141,437
WTK Holdings BHD	257,500	173,285

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
YTL Corp. BHD	508,700	$1,203,284

		25,228,134
Mexico - 8.28%
Alfa SA de CV	433,200	2,819,821
Cemex SA de CV, SADR *	594,287	17,002,551
Coca-Cola Femsa SA de CV, ADR	19,321	875,821
Consorcio ARA SA de CV	86,800	83,159
Controladora Comercial Mexicana SA de CV	431,100	1,184,117
Dine SA de CV *	103,700	104,579
Embotelladoras Arca SA de CV	38,516	128,887
Empresas ICA SA de CV, SADR *	117,456	2,775,485
Empresas ICA Sociedad
Controladora SA de CV *	25,600	150,209
Fomento Economico Mexicano SA de CV,
SADR	245,825	7,964,730
Gruma SA de CV, SADR	16,742	212,289
Gruma SA de CV	17,000	53,318
Grupo Aeroportuario del Pacifico SA de CV,
Series B, SADR	5,100	234,243
Grupo Aeroportuario del Sureste SA de CV,
SADR	21,550	1,293,000
Grupo Aeroportuario del Sureste SA de CV	27,200	157,103
Grupo Carso SA de CV	662,500	2,326,266
Grupo Cementos de Chihuahua SA de CV	35,600	189,301
Grupo Continential SA de CV	247,700	525,944
Grupo Financiero Inbursa SA de CV	462,900	1,153,908
Grupo Industrial Maseca SA de CV	2,600	2,550
Grupo Industrial Saltillo SA de CV	100,600	173,393
Grupo Iusacell SA de CV *	6	79
Grupo Kuo SA de CV *	164,700	158,547
Grupo Mexicano de Desarrollo SA de CV *	69,300	240,668
Industrias CH SA de CV *	358,600	1,328,209
Organizacion Soriana SA de CV	321,400	884,274
Vitro SA de CV, SADR	92,452	504,788

		42,527,239
Philippines - 0.65%
Belle Corp. *	1,800,000	47,767
China Banking Corp.	3,600	56,782
DMCI Holdings, Inc.	734,000	170,086
Empire East Land Holdings, Inc. *	5,890,000	101,800
Filinvest Development Corp.	404,000	61,530
Filinvest Land, Inc. *	11,798,750	414,052
First Philippine Holdings Corp.	281,100	426,431
Metropolitan Bank & Trust Company	571,900	731,330
Petron Corp.	2,325,000	312,903
Rizal Commercial Banking Corp.	311,400	178,316
Security Bank Corp.	127,400	210,483
Semirara Mining Corp.	122,000	132,786
Union Bank of Philippines	156,800	160,377
Universal Robina Corp.	1,082,100	357,707

		3,362,350

The accompanying notes are an integral part of the financial statements.
45

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland - 3.54%
ABG Ster-Projekt SA	30,807	$83,722
Agora SA	46,104	1,057,842
Alchemia SA *	26,056	108,934
Bank BPH SA	10,346	3,932,128
Boryszew SA *	21,709	100,585
Computerland SA	4,128	53,526
Debica SA	8,157	295,253
Echo Investment SA *	27,657	836,415
Fabryka Kotlow Rafako SA *	16,639	73,258
Fabryki Mebli Forte SA	23,417	58,361
Farmacol SA *	11,889	187,249
Firma Chemiczna Dwory SA *	278,184	181,969
Grupa Kety SA	11,048	720,987
Grupa Lotos SA	53,298	1,011,464
Impexmetal SA	74,550	243,878
Kredyt Bank SA	45,127	411,035
Krosno SA *	24,404	39,866
Netia SA *	146,302	242,973
Opoczno SA *	9,479	187,839
Orbis SA	34,217	837,123
Pekaes SA *	6,381	30,885
Polski Koncern Miesny Duda SA *	12,768	37,154
Polski Koncern Naftowy Orlen SA *	292,336	6,195,701
Praterm SA *	3,332	65,416
Prokom Software SA	13,280	705,705
Softbank SA	9,233	283,802
Zaklady Tluszczowe Kruszwica SA	1,270	23,250
Zelmer SA	7,579	187,508

		18,193,828
South Africa - 11.49%
Aeci, Ltd.	91,440	1,104,865
Afgri, Ltd.	325,008	339,574
African Oxygen, Ltd.	29,934	150,572
African Rainbow Minerals, Ltd.	77,899	1,702,209
AG Industries, Ltd. *	94,914	50,428
Allied Technologies, Ltd.	11,687	121,081
Amalgamated Appliance Holding Company,
Ltd. *	46,719	21,833
Argent Industrial, Ltd.	55,365	153,800
Astral Foods, Ltd.	8,106	174,409
AVI, Ltd.	193,728	580,191
Barloworld, Ltd.	26,940	450,051
Bytes Technology Group, Ltd.	35,480	93,904
Capitec Bank Holdings, Ltd.	6,964	48,814
Caxton & CTP Publishers & Printers, Ltd.	152,748	389,972
Ceramic Industries, Ltd.	1,781	42,918
DataTec, Ltd.	130,971	691,599
Dimension Data Holdings, Ltd.	260,585	327,877
Distell Group, Ltd.	6,321	57,254
Ellerine Holdings, Ltd.	55,895	666,620
Famous Brands, Ltd. *	21,997	62,876
Gijima Ast Group, Ltd.	338,993	55,893

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
Gold Fields, Ltd., SADR	317,258	$5,218,894
Gold Reef Resorts, Ltd.	18,411	90,962
Grindrod, Ltd.	73,852	266,311
Harmony Gold Mining Company, Ltd., SADR *	178,931	1,868,040
Highveld Steel & Vanadium Corp., Ltd.	3,483	56,352
Hulamin, Ltd.	13,561	42,580
Iliad Africa, Ltd. *	18,612	42,216
Illovo Sugar, Ltd.	15,751	57,180
Imperial Holdings, Ltd.	91,166	1,381,538
JD Group, Ltd.	71,090	565,046
Johnnic Communications, Ltd.	29,319	403,104
Johnnic Holdings, Ltd. *	44,519	104,654
Kap International Holdings, Ltd.	90,584	43,562
Lewis Group, Ltd.	75,357	530,934
Liberty Group, Ltd.	100,815	1,321,514
Medi-Clinic Corp., Ltd.	45,472	154,094
Metair Investments, Ltd.	99,170	205,975
Metropolitan Holdings, Ltd.	512,656	1,131,127
Mittal Steel South Africa, Ltd.	169,731	3,455,225
Mustek, Ltd.	97,803	101,720
Mvelaphanda Group, Ltd. *	133,929	198,604
Nampak, Ltd. *	282,551	917,764
Nedbank Group, Ltd.	140,866	2,796,248
New Clicks Holdings, Ltd.	39,503	94,922
Northam Platinum, Ltd.	43,977	287,666
Nu-World Holdings, Ltd. *	9,429	35,934
Oceana Group, Ltd.	30,290	106,266
Omnia Holdings, Ltd.	25,339	264,633
Peregrine Holdings, Ltd.	54,272	162,552
PSG Group, Ltd.	73,436	296,698
Sanlam, Ltd.	1,983,568	6,808,025
Santam, Ltd.	12,893	244,400
Sappi, Ltd., SADR	74,895	1,019,321
Sasol, Ltd., SADR	378,839	19,146,523
Steinhoff International Holdings, Ltd. *	474,395	1,331,880
Super Group, Ltd.	196,625	338,876
Tiger Wheels, Ltd. *	14,267	0
Tongaat Hulett, Ltd.	12,951	177,815
Trans Hex Group, Ltd.	57,462	84,949
Trencor, Ltd.	71,437	293,824
Value Group, Ltd. *	267,946	84,877

		59,019,545
South Korea - 11.69%
Aekyung Petrochemical Company, Ltd.	1,450	64,232
Asia Cement Company, Ltd.	1,280	86,848
Asia Paper Manufacturing Company, Ltd.	2,000	32,740
Auk Corp. *	5,400	17,851
Bohae Brewery Company, Ltd.	530	15,772
Boryung Pharmaceutical Company, Ltd.	1,140	56,876
Byucksan Engineering & Construction
Company, Ltd.	6,140	40,287
C. & Woobang Construction Company, Ltd. *	7,230	36,863

The accompanying notes are an integral part of the financial statements.
46

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Cambridge Members Company, Ltd.	790	$20,597
Cheil Industries, Inc.	14,720	837,853
Chokwang Leather Company, Ltd. *	2,300	19,446
Chosun Refractories Company, Ltd.	270	27,816
Crown Confectionery Company, Ltd.	230	24,749
Dae Chang Industrial Company, Ltd.	2,700	18,428
Dae Dong Industrial Company, Ltd.	2,600	56,556
Dae Han Flour Mills Company, Ltd.	500	102,787
Dae Won Kang Up Company, Ltd.	1,800	45,181
Daeduck Electronics Company, Ltd.	15,700	98,728
Daeduck GDS Company, Ltd.	5,010	43,052
Daehan Synthetic Fiber Company, Ltd.	130	21,347
Daekyo Company, Ltd.	2,480	236,921
Daesang Corp. *	7,470	104,602
Daesung Industrial Company, Ltd.	900	199,145
Daewoo Electronic Components Company,
Ltd. *	3,100	17,835
Daewoo Motor Sales Corp.	9,730	468,424
Daewoong Company, Ltd.	620	24,956
Daishin Securities Company, Ltd.	16,960	566,341
DI Corp. *	8,700	21,521
Digital Power Communications Company, Ltd.	14,000	22,831
Dong Ah Tire & Rubber Company, Ltd.	3,100	26,923
Dong Su Industrial Company, Ltd.	3,060	60,428
Dong Wha Pharmaceutical Industrial
Company, Ltd.	1,330	88,103
Dongbang Transport Logistics Company, Ltd.	1,130	41,591
Dongbu Corp.	6,900	183,910
Dongbu Hannong Chemicals Company, Ltd.	2,060	23,903
Dongbu Securities Company, Ltd.	150	1,129
Dongbu Steel Company, Ltd.	7,360	133,588
Dong-Il Corp.	600	52,109
Dongil Paper Manufacturing Comapny, Ltd.	1,300	23,221
Dongkuk Steel Mill Company, Ltd.	15,700	833,598
Dongwon F & B Company, Ltd.	800	46,981
Dongyang Engineering & Construction Corp.	970	45,763
Dongyang Mechatronics Corp.	8,024	68,672
Duksung Company, Ltd.	5,800	19,816
En Paper Manufacturing Company, Ltd. *	7,900	27,010
F&F Company, Ltd.	5,100	26,660
Fursys, Inc.	1,550	38,702
Gaon Cable Company, Ltd.	1,160	57,837
Global & Yuasa Battery Company, Ltd.	4,200	27,672
H.S. R & A Company, Ltd. *	2,200	28,533
Hae In Corp.	4,100	21,339
Halla Engineering & Construction Corp.	2,090	65,063
Hana Financial Group, Inc.	55,800	2,634,048
Hancook Tire Company(The), Ltd.	51,710	918,638
Handok Pharmaceuticals Company, Ltd.	1,000	21,019
Handsome Company, Ltd.	10,200	134,934
Hanil Cement Manufacturing Company, Ltd.	2,150	232,328
Hanil Construction Company, Ltd.	3,819	62,211

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Hanil E-Wha Company, Ltd.	6,400	$17,865
Hanjin Shipping Company, Ltd.	28,500	1,342,529
Hanjin Transportation Company, Ltd.	3,370	161,504
Hankook Cosmetics Company, Ltd.	6,300	25,152
Hankuk Electric Glass Company, Ltd.	1,930	75,030
Hankuk Glass Industries, Inc.	1,820	76,724
Hankuk Paper Manufacturing Company, Ltd.	1,520	68,843
Hanmi Capital Company, Ltd.	3,100	51,922
Hanshin Construction Company, Ltd.	3,010	98,067
Hansol Chemical Company, Ltd.	3,500	34,120
Hansol Paper Company, Inc. *	13,550	265,651
Hanssem Company, Ltd.	6,330	41,444
Hanwha Chem Corp.	25,750	615,854
Hanwha Securities Company, Ltd.	11,080	242,734
Hanwha Timeworld Company, Ltd.	1,700	28,455
Hanyang Securities Company, Ltd.	3,390	59,427
Heung-A Shipping Company, Ltd.	19,140	65,253
Honam Petrochemical Corp.	7,610	1,000,614
Hotel Shilla Company, Ltd.	15,690	430,077
Husteel Company, Ltd.	1,100	21,678
Hwa Shin Company, Ltd.	14,690	52,586
Hwa Sung Industrial Company, Ltd.	3,530	56,782
Hyosung Corp.	11,870	781,638
Hyundai Cement Company, Ltd.	2,370	103,428
Hyundai DSF Company, Ltd.	2,800	42,331
Hyundai H & S Company, Ltd.	430	51,544
Hyundai Hysco Company, Ltd.	21,140	248,414
Hyundai Motor Company, Ltd.	86,926	6,564,243
Hyundai Pharmaceutical Industrial Company,
Ltd. *	940	39,485
Hyundai Securities Company, Ltd.	44,757	856,469
Hyundai Steel Company	21,890	1,853,255
Il Dong Pharmaceutical Company, Ltd.	710	34,307
Iljin Diamond Company, Ltd.	1,400	22,709
Ilsung Pharmaceutical Company, Ltd.	990	132,264
Inzi Controls Company, Ltd.	6,490	35,954
Isu Chemical Company, Ltd.	1,800	22,376
Jahwa Electronics Company, Ltd.	5,200	33,556
Jeil Mutual Savings Bank	1,850	15,683
Jeonbuk Bank, Ltd.	9,500	86,036
Joongang Construction Company, Ltd.	2,700	46,352
KCC Corp.	2,250	1,310,955
KCTC	1,100	34,774
Keangnam Enterprises, Ltd.	3,359	159,181
Keyang Electric Machinery Company, Ltd.	18,120	54,361
KG Chemical Corp.	5,600	48,290
Kia Motors Corp. *	100,940	1,116,399
Kirin Company, Ltd. *	1,540	1,801
Kiswire, Ltd.	3,020	160,846
Kolon Engineering &
Construction Company, Ltd.	3,130	40,427
Kolon Industries, Inc. *	3,960	164,437

The accompanying notes are an integral part of the financial statements.
47

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Korea Airport Service Company, Ltd.	1,020	$59,851
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	35,711
Korea Circuit Company, Ltd. *	5,500	23,635
Korea Development Corp.	2,330	63,495
Korea Electric Terminal Company, Ltd.	2,340	48,364
Korea Exchange Bank	50,130	788,088
Korea Flange Company, Ltd.	1,830	30,680
Korea Iron & Steel Company, Ltd.	3,370	288,912
Korea Kumho Petrochemical Company, Ltd.	4,400	331,839
Korea Mutual Savings Bank	870	25,006
Korea Polyol Company, Ltd.	1,522	95,126
Korean Air Lines Company, Ltd.	18,990	1,604,853
Korean Petrochemical Industrial Company,
Ltd.	2,450	164,301
KP Chemical Corp. *	27,830	210,028
KT Freetel Company, Ltd.	51,100	1,778,941
KTB Network Corp. *	11,890	149,720
Kukdo Chemical Company, Ltd.	1,520	43,863
Kumho Investment Bank	5,750	56,267
Kumho Tire Company, Inc.	20,800	308,350
Kumkang Industrial Company, Ltd.	1,400	21,634
Kwang Dong Pharmaceutical Company, Ltd.	12,810	55,970
Kyeryong Construction
Industrial Company, Ltd.	2,550	112,678
Lee Ku Industrial Company, Ltd.	8,740	14,357
LG Chem, Ltd.	13,400	1,434,743
LG Corp.	13,370	1,142,901
LG Dacom Corp.	20,670	556,986
LG Electronics, Inc.	29,920	3,123,969
LG International Corp.	9,400	213,480
Lotte Chilsung Beverage Company, Ltd.	310	348,117
Lotte Confectionery Company, Ltd.	400	619,226
Lotte Samkang Company, Ltd.	350	87,773
LS Cable, Ltd.	6,135	706,723
Manho Rope & Wire, Ltd.	1,400	22,356
Meritz Investment Bank *	31,690	53,152
Meritz Securities Company, Ltd.	10,328	101,225
Moorim Paper Company, Ltd.	4,880	62,733
Namhae Chemical Corp.	15,130	239,385
Namyang Dairy Products Company, Ltd.	200	199,533
Nong Shim Company, Ltd.	730	141,184
Nong Shim Holdings Company, Ltd.	1,340	113,612
Ottogi Corp.	706	120,330
Pang Rim Company, Ltd.	950	25,409
PaperCorea, Inc.	2,900	22,644
Pohang Coated Steel Company, Ltd.	1,600	41,723
Poonglim Industrial Company, Ltd.	5,520	63,210
Poongsan Corp.	8,220	180,103
Pulmuone Company, Ltd.	1,110	65,782
Pumyang Construction Company, Ltd.	1,610	26,199
Pusan Bank	48,000	752,534
Pusan City Gas Company, Ltd.	3,700	107,178

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
S&T Dynamics Company, Ltd.	10,410	$135,661
Saehan Industries, Inc. *	17,230	185,388
Saehan Media Company, Ltd. *	18,800	29,165
Sam Kwang Glass Industrial Company, Ltd.	800	35,857
Sam Lip General Foods Company, Ltd.	3,850	45,690
Sam Young Electronics Company, Ltd.	5,610	61,036
Sambu Construction Company, Ltd.	2,400	134,651
Samick Musical Instruments Company, Ltd. *	8,830	7,586
Samick THK Company, Ltd.	11,120	37,211
Samjin Pharmaceutical Company, Ltd.	1,040	69,071
Samsung Corp.	40,923	2,884,048
Samsung Electro-Mechanics Company, Ltd.	18,100	952,805
Samsung Fine Chemicals Company, Ltd.	7,550	378,753
Samsung SDI Company, Ltd.	18,020	1,243,065
Samwhan Corp.	3,850	126,224
Samyang Corp.	2,060	124,953
Samyang Genex Company, Ltd.	800	70,599
Samyang Tongsang Company, Ltd.	690	25,649
Samyung Trading Company, Ltd. *	4,500	29,702
Savezone I & C Corp. *	16,880	53,137
Seah Besteel Corp.	5,550	96,713
SeAH Holdings Corp.	1,020	120,803
Sebang Company, Ltd.	5,070	74,294
Sejong Industrial Company, Ltd.	7,830	42,148
Sempio Foods Company, Ltd.	940	19,971
Sgwicus Corp. *	4,800	15,785
SH Chemical Company, Ltd. *	2,700	23,577
Shin Poong Pharmaceutical Company, Ltd.	1,880	51,757
Shinhan Engineering & Construction
Company, Ltd.	3,177	72,025
Shinhan Financial Group Company, Ltd.,
SADR	33,500	3,644,130
Shinheung Securities Company, Ltd.	3,650	48,801
Shinsegae Engineering & Construction
Company, Ltd.	1,110	44,194
Shinsung ENG Company, Ltd.	12,890	61,027
Shinyoung Securities Company, Ltd.	3,180	254,265
Silla Company, Ltd.	3,180	30,886
Sindo Ricoh Company, Ltd.	2,940	215,437
SJM Company, Ltd.	8,130	52,278
SK Gas Company, Ltd.	2,662	219,758
SKC Company, Ltd.	8,390	274,773
SL Corp.	5,830	48,720
Ssangyong Cement Industrial Company, Ltd. *	21,560	368,196
Ssangyong Motor Company, Ltd. *	27,890	170,666
Suheung Capsule Company, Ltd.	2,900	17,522
Sung Bo Chemicals Company, Ltd.	410	17,670
Sung Chang Enterprise Company, Ltd.	1,680	41,012
Sungjee Construction Company, Ltd.	2,210	53,277
Sungshin Cement Company, Ltd. *	5,760	91,234
Sungwon Corp. *	4,230	50,767
Sunjin Company, Ltd.	1,010	29,070

The accompanying notes are an integral part of the financial statements.
48

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Tae Kyung Industrial Company, Ltd.	14,930	$76,081
Taegu Department Store Company, Ltd.	2,740	44,463
Taekwang Industrial Company, Ltd.	120	181,078
Taeyoung Engineering & Construction, Ltd.	4,630	58,568
Taihan Electric Wire Company, Ltd.	4,000	270,267
Telcoware Company, Ltd.	4,000	34,814
Trybrands, Inc. *	8,760	49,351
TS Corp.	1,100	59,302
Unid Company, Ltd.	2,000	77,746
Union Steel Company, Ltd.	3,060	77,880
Wiscom Company, Ltd.	3,680	16,499
Woongjin Holdings Company, Ltd.	2,870	73,778
Woori Investment & Securities Company, Ltd.	26,930	707,459
Yesco Company, Ltd.	1,480	61,437
Yoosung Enterprise Company, Ltd.	9,880	43,809
Youlchon Chemical Company, Ltd.	9,090	74,460
Young Poong Corp.	112	71,397
Youngone Corp.	11,950	123,281
Yuhwa Securities Company, Ltd.	1,000	21,625

		60,058,321
Taiwan - 10.97%
Acbel Polytech, Inc. *	227,000	130,653
Achem Technology Corp.	103,000	57,549
AGV Products Corp. *	199,000	66,799
Allis Electric Company, Ltd.	135,000	44,470
Ambassador Hotel Company, Ltd.	117,000	103,575
Arima Computer Corp. *	490,000	99,294
Arima Optoelectronics Corp.	40,134	42,709
Asia Polymer Corp.	106,000	75,377
Avision, Inc.	77,376	45,028
Bank of Kaohsiung, Ltd.	197,000	104,805
Behavior Technology Computer Corp. *	122,000	33,986
BenQ Corp. *	794,400	834,539
BES Engineering Corp. *	802,200	210,559
Carnival Industrial Corp. *	198,000	44,592
Cathay Chemical Works, Inc.	73,000	26,127
Cathay Real Estate Development
Company, Ltd.	596,000	293,596
Central Reinsurance Company, Ltd.	256,700	130,790
Chang Hwa Commercial Bank, Ltd.	2,733,000	1,617,667
Charoen Pokphand Enterprise Company, Ltd.	122,000	54,430
Cheng Loong Corp.	539,000	184,049
Chenming Mold Industrial Corp.	88,008	31,463
Chi Mei Optoelectronics Corp.	2,076,880	2,806,854
Chia Hsin Cement Corp. *	285,000	243,313
Chien Shing Stainless Steel Company, Ltd. *	181,000	50,412
China Airlines, Ltd.	892,874	392,895
China Chemical & Pharmaceutical Company,
Ltd.	129,000	69,041
China Development Financial Holdings Corp.	6,209,870	2,468,575
China Electric Manufacturing Corp.	170,000	75,854
China General Plastics Corp. *	215,000	62,089

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
China Glaze Company, Ltd.	107,590	$36,698
China Manmade Fibers Corp. *	595,000	231,581
China Motor Company, Ltd.	382,905	298,271
China Petrochemical Development Corp. *	1,054,000	463,044
China Steel Structure Company, Ltd.	32,000	18,190
China Wire & Cable Company, Ltd. *	120,000	26,628
Ching Feng Home Fashions Company, Ltd.	105,000	60,258
Chin-Poon Industrial Company, Ltd.	145,000	131,935
Chun Yu Works & Company, Ltd.	88,000	25,956
Chun Yuan Steel Industrial Company, Ltd.	235,425	91,344
Chung Hwa Pulp Corp.	206,000	147,594
Chunghwa Picture Tubes, Ltd. *	4,029,000	1,537,233
CMC Magnetics Corp. *	1,919,000	713,425
Collins Company, Ltd.	222,000	82,785
Compeq Manufactuing Company, Ltd.	610,000	235,811
Continental Engineering Corp.	353,000	197,851
Cosmos Bank Taiwan *	766,000	50,573
Da-Cin Construction Company, Ltd.	77,000	34,110
Delpha Construction Company, Ltd. *	174,000	38,471
E.Sun Financial Holding Company, Ltd. *	2,016,000	1,075,364
Eastern Media International Corp.	519,000	191,270
Edom Technology Company, Ltd.	64,000	39,820
Elitegroup Computer Systems Company, Ltd. *	530,000	266,198
Enlight Corp.	164,799	48,890
EVA Airways Corp. *	884,000	354,667
Everest Textile Company, Ltd.	140,000	39,108
Evergreen International Storage & Transport
Corp.	453,000	235,248
Evergreen Marine Corp.	725,000	628,069
Everlight Chemical Industrial Corp.	38,000	26,846
Everspring Industry Company, Ltd. *	61,000	17,214
Evertop Wire Cable Corp.	93,596	24,248
Excel Cell Electronic Company, Ltd.	29,000	16,009
Far Eastern Department Stores Company, Ltd.	458,640	551,334
Far Eastern International Bank *	938,000	323,567
Federal Corp.	225,630	134,914
First Copper Technology Company, Ltd.	108,000	43,059
First Financial Holding Company, Ltd.	2,823,360	2,136,815
First Insurance Company, Ltd.	49,000	24,479
Formosa Taffeta Company, Ltd.	553,000	575,371
Formosan Rubber Group, Inc.	78,000	41,898
Fubon Group Company, Ltd.	2,720,000	2,389,966
Fwusow Industry Company, Ltd.	100,000	32,449
Gigabyte Technology Company, Ltd.	389,000	256,283
Gigastorage Corp. *	146,000	40,472
Goldsun Development & Construction
Company, Ltd.	673,620	336,071
Gordon Auto Body Parts Company, Ltd.	49,440	20,161
Grand Pacific Petrochemical Corp. *	285,000	107,311
Grape King, Inc.	108,000	67,877
Great China Metal Industry Company, Ltd.	137,000	65,724
Hey Song Corp.	218,000	89,058

The accompanying notes are an integral part of the financial statements.
49

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Hitron Technology, Inc. *	103,000	$33,002
Ho Tung Chemical Corp. *	312,000	93,761
Hocheng Group Corp. *	130,000	44,333
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	48,292
Hsing TA Cement Company, Ltd.	59,000	20,222
Hua Eng Wire & Cable Company, Ltd.	326,000	117,520
Hua Nan Financial Holdings Company, Ltd.	260,000	174,905
Hung Ching Development Company, Ltd.	114,000	51,109
Hung Sheng Construction Company, Ltd.	225,000	163,512
Hwa Fong Rubber Company, Ltd. *	78,000	20,508
Ichia Technologies, Inc.	74,000	58,526
International Semiconductor Technology, Ltd.	71,000	35,883
Jui Li Enterprise Company, Ltd.	65,000	22,026
Kang Na Hsiung Enterprise Company, Ltd.	79,000	46,321
Kao Hsing Chang Iron & Steel Corp. *	130,000	36,217
Kindom Construction Company, Ltd.	192,000	80,222
King Yuan Electronics Company, Ltd.	547,491	297,808
King's Town Bank *	477,000	149,848
Kinpo Electronics, Inc.	725,220	250,887
Kwong Fong Industries Corp. *	223,000	60,184
Lan Fa Textile Company, Ltd.	165,640	63,259
Lead Data, Inc. *	205,000	71,885
Lealea Enterprise Company, Ltd. *	310,000	75,511
Lelon Electronics Corp.	92,000	36,165
Leofoo Development Company, Ltd. *	179,000	86,071
Li Peng Enterprise Company, Ltd. *	281,600	73,701
Lien Hwa Industrial Corp.	307,838	160,596
Lingsen Precision Industries, Ltd.	146,178	67,589
Long Chen Paper Company, Ltd.	217,498	84,562
Lucky Cement Corp.	128,000	36,165
Macronix International Company, Ltd., SADR *	8,472	42,805
Macronix International Company, Ltd. *	1,892,692	961,924
Mega Financial Holding Company, Ltd.	6,070,000	3,756,351
Mercuries & Associates, Ltd.	194,000	124,902
Micro-Star International Company, Ltd.	534,126	474,439
Namchow Chemical Industrial Company, Ltd. *	100,000	28,817
Nanya Technology Corp.	1,155,057	620,851
Nien Hsing Textile Company, Ltd.	254,000	157,990
Optimax Technology Corp. *	319,000	139,693
Pacific Construction Company, Ltd. *	267,000	30,835
Prodisc Technology, Inc. *	540,000	96,073
Quintain Steel Company, Ltd. *	169,000	35,112
Ralec Electronic Corp. *	39,000	45,417
Rexon Industrial Corp., Ltd. *	153,000	39,642
Ritek Corp. *	1,545,000	382,501
Sampo Corp. *	300,000	58,855
Sanyang Industrial Company, Ltd.	270,000	198,408
Sanyo Electric Taiwan Company, Ltd.	28,000	32,113
Sesoda Corp.	69,750	48,393
Sheng Yu Steel Company, Ltd.	103,000	93,308
Shinkong Insurance Company, Ltd.	106,560	59,223
Shinkong Spinning Company, Ltd.	33,000	19,472

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Shinkong Synthetic Fibers Corp. *	709,000	$238,172
Shuttle, Inc. *	122,000	42,232
Silicon Integrated Systems Corp.	639,000	257,771
Sinon Corp.	164,000	49,006
SinoPac Holdings Company, Ltd.	3,966,000	1,638,682
Sintek Photronic Corp. *	329,000	92,304
Siward Crystal Technology Company, Ltd.	62,192	40,202
Southeast Cement Company, Ltd.	147,000	51,721
Standard Foods Corp.	98,000	47,289
Stark Technology, Inc.	95,000	46,941
T JOIN Transportation Company, Ltd. *	175,000	77,513
Ta Chong Bank, Ltd. *	1,009,000	332,845
Ta Ya Electric Wire & Cable Company, Ltd.	241,970	75,571
Tah Hsin Industrial Company, Ltd.	73,000	48,737
Taichung Commercial Bank *	734,000	305,098
Tainan Spinning Company, Ltd.	693,000	305,676
Taishin Financial Holdings Company, Ltd. *	2,815,000	1,208,982
Taisun Enterprise Company, Ltd. *	220,000	62,224
Taita Chemical Company, Ltd. *	93,000	30,327
Taiwan Acceptance Corp.	46,000	29,470
Taiwan Business Bank *	1,731,000	537,396
Taiwan Cooperative Bank	1,552,500	1,156,702
Taiwan Fire & Marine Insurance Company, Ltd.	77,000	66,527
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	54,234
Taiwan Glass Industrial Corp.	480,048	503,405
Taiwan Kai Yih Industrial Company, Ltd.	119,180	55,671
Taiwan Kolin Company, Ltd. *	350,000	120,828
Taiwan Mask Corp.	94,000	52,202
Taiwan Pulp & Paper Corp. *	179,000	61,724
Taiwan Sakura Corp. *	87,000	30,519
Taiwan Styrene Monomer Corp.	250,640	111,990
Taiwan Tea Corp. *	374,000	172,150
Taiyen Biotech Company, Ltd.	131,000	95,918
Tatung Company, Ltd. *	1,401,000	712,804
Teapo Electronic Corp. *	205,000	43,499
Teco Electric & Machinery Company, Ltd.	1,123,000	598,385
Tecom Company, Ltd.	108,000	69,306
Tex-Ray Industrial Company, Ltd.	90,000	37,049
Ton Yi Industrial Corp.	597,000	253,736
Twinhead International Corp. *	224,000	29,778
Tycoons Group Enterprise Company, Ltd. *	238,000	48,099
Tze Shin International Company, Ltd.	92,220	54,273
Union Bank of Taiwan *	764,000	174,562
Unitech Electronics Company, Ltd.	101,299	46,301
United Microelectronics Corp.	8,733,403	5,224,558
Universal Cement Corp. *	248,600	110,011
UPC Technology Corp.	327,539	183,170
USI Corp.	328,000	177,408
U-Tech Media Corp. *	180,000	59,517
Walsin Lihwa Corp.	1,885,000	827,292
Walsin Technology Corp.	265,000	229,954
Waterland Financial Holding Company	1,037,340	320,810

The accompanying notes are an integral part of the financial statements.
50

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Wei Chih Steel Industrial Company, Ltd. *	110,000	$29,292
Winbond Electronics Corp.	2,245,000	643,612
Wintek Corp.	498,000	666,150
WUS Printed Circuit Company, Ltd. *	254,000	77,529
Yageo Corp.	1,615,000	607,454
Yang Ming Marine Transport Corp.	852,758	668,732
Yi Jinn Industrial Company, Ltd. *	314,000	51,133
Yieh Phui Enterprise Company, Ltd.	664,350	256,734
Yosun Industrial Corp.	147,216	119,895
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	832,070	320,315
Yulon Motor Company, Ltd.	506,429	514,857
Yungtay Engineering Company, Ltd.	176,000	137,362
Zig Sheng Industrial Company, Ltd.	192,402	45,923

		56,369,851
Thailand - 2.76%
Aapico Hitech PCL	192,300	59,086
Adkinson Securities PCL *	2,243,400	60,314
Bangkok Bank PCL, NVDR	1,142,800	3,887,583
Bangkok Expressway PCL	300,700	202,554
Bangkok Insurance PCL	2,500	20,976
Bangkok Land PCL *	6,465,300	147,080
Bank of Ayudhya PCL, NVDR	720,000	576,312
Cal-Comp Electronics Thailand PCL	1,014,300	208,269
Charoen Pokphand Foods PCL	2,954,000	397,968
CS Loxinfo PCL	213,700	26,517
Delta Electronics Thailand PCL	321,600	207,131
Eastern Water Resources Development &
Management PCL	140,000	20,267
Hemaraj Land & Development PCL	5,223,400	219,137
Home Product Center PCL	897,844	129,448
Jasmine International PCL	3,860,700	45,625
KGI Securities Thailand PCL	1,922,600	162,453
Kiatnakin Finance PCL	282,500	231,609
Krung Thai Bank PCL	4,491,100	1,375,695
Krungthai Card PCL	126,000	113,539
Loxley PCL	988,200	70,653
Magnecomp Precision Technology PCL *	525,700	41,314
MBK PCL	57,800	114,413
Nakornthai Strip Mill PCL *	7,100,000	54,539
National Finance PCL	793,700	337,670
Padaeng Industry PCL	20,000	21,024
Polyplex PCL	190,000	33,680
Power Line Engineering PCL	246,200	36,733
Pranda Jewelry PCL	214,300	57,299
PTT Chemical PCL	584,500	2,072,236
Quality House PCL	3,882,100	254,620
Regional Container Lines PCL	209,100	179,154
Robinson Department Store PCL	331,700	106,818
Saha-Union PCL	134,800	72,881
Sahaviriya Steel Industries PCL	6,536,000	169,929
Sansiri PCL	1,102,100	113,963

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
SC Asset Corp. PCL	168,200	$48,451
Seamico Securities PCL	421,400	41,334
Shin Satellite PCL *	544,900	162,597
Siam Commercial Bank PCL	243,000	592,289
Siam Industrial Credit PCL	402,200	39,451
Sino Thai Engineering & Construction PCL *	512,900	76,524
Supalai PCL	985,400	102,477
Tata Steel Thailand PCL	2,220,800	115,477
Thai Plastic & Chemical PCL	292,800	166,956
Thai Union Frozen Products PCL	341,400	229,041
Tipco Asphalt PCL	103,300	77,824
TMB Bank PCL *	4,898,600	209,852
TPI Polene PCL	921,000	361,897
Vanachai Group PCL	672,000	82,592
Vinythai PCL	100,000	22,749

		14,158,000
Turkey - 3.98%
Adana Cimento Sanayii TAS	136,519	89,859
Akenerji Elektrik Uretim AS *	23,145	203,060
Aksa Akrilik Kimya Sanayii AS	43,831	101,762
Aksigorta AS	116,242	716,877
Alarko Holding AS	57,211	185,238
Alkim Alkali Kimya AS	9,414	51,360
Anadolu Cam Sanayii AS	60,758	125,925
Anadolu Isuzu Otomotiv Sanayi AS	7,282	51,149
Anadolu Sigorta AS	147,500	252,834
Ayen Enerji AS *	60,166	143,529
Aygaz AS	91,482	381,964
Bagfas Bandirma Gubre Fabrikalari AS	1,633	81,680
BatiSoke AS	17,732	45,340
Bolu Cimento Sanayii AS	83,405	167,364
Borusan Mannesmann Boru Sanayi AS	13,810	127,307
Bossa Ticaret ve Sanayi Isletmeleri TAS	35,235	47,518
Brisa Bridgestone Sabanci Lastik San ve Tic
AS	831	52,199
Cemtas Celik Makina Sanayi ve Ticaret AS *	56,218	86,352
Cimsa Cimento Sanayi ve Ticaret AS	47,945	359,741
Deva Holding AS *	9,443	120,902
Dogan Sirketler Grubu Holdings AS *	657,822	1,266,983
Dogus Otomotiv Servis ve Ticaret AS	47,528	312,906
Eczacibasi Ilac Sanayi AS *	55,531	245,973
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret
AS *	20,408	60,606
EGE Seramik Sanayi ve Ticaret AS *	26,340	46,963
Eregli Demir ve Celik Fabrikalari TAS	391,516	3,217,350
Gentas Genel Metal Sanayi ve Ticaret AS *	46,226	59,713
Global Yatirim Holding AS *	146,381	208,412
Goldas Kuyumculuk Sanayi AS *	54,847	128,998
Goodyear Lastikleri TAS *	3,921	49,765
GSD Holding AS *	221,249	291,101
Gunes Sigorta AS *	31,526	52,070
Hektas Ticaret TAS	57,406	58,534

The accompanying notes are an integral part of the financial statements.
51

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Ihlas Holding AS *	331,640	$303,610
Izmir Demir Celik Sanayi AS *	27,749	58,223
Kardemir Karabuk Demir Celik Sanayi ve
Ticaret AS *	140,183	205,404
Kartonsan Karton Sanayi ve Ticaret AS *	638	32,443
KOC Holdings AS *	28,469	142,855
Konya Cimento Sanayii AS	977	45,012
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	27,311	90,236
Mardin Cimento Sanayii ve Ticaret AS	8,752	50,547
Marmaris Marti Otel Isletmeleri AS *	71,538	71,471
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	67,006
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	59,665
Net Turizm Ticaret ve Sanayi AS *	98,336	99,289
Nortel Networks Netas Telekomunikasyon AS	2,177	53,936
Parsan Makina Parcalari Sanayii AS *	24,048	56,917
Pinar Entegre Et ve Un Sanayi AS	36,324	134,456
Pinar Sut Mamulleri Sanayii AS	15,498	103,029
Sanko Pazarlama Ithalat Ihracat AS *	20,076	63,202
Sarkuysan Elektrolitik Bakir AS	37,152	103,362
Tekstil Bankasi AS *	100,695	161,844
Trakya Cam Sanayi AS	159,274	380,096
Turk Demir Dokum Fabrikalari AS *	15,130	120,683
Turk Sise ve Cam Fabrikalari AS	416,279	802,120
Turkiye Is Bankasi AS	1,150,454	7,368,991
Ulker Gida Sanayi ve Ticaret AS	20,625	82,976
Usas Ucak Servisi AS	18,304	37,538
Vestel Elektronik Sanayi ve Tracaret AS *	72,630	193,764
Zorlu Enerji Elektrik Uretim AS *	37,761	150,297

		20,430,306

TOTAL COMMON STOCKS (Cost $436,090,709)		$486,428,471

PREFERRED STOCKS - 5.08%
Brazil - 5.08%
Acesita SA	3,700	177,147
Bardella SA Industrias Mecanicas *	916	72,045
Centrais Eletricas de Santa Catarina SA,
Series B	19,900	465,114
Companhia de Tecidos de Norte de Minas SA	10,000	56,953
Fabrica de Produtos Alimenticios Vigor SA *	70,000	105,428
Klabin SA	473,000	1,868,043
Marcopolo SA *	102,100	438,540
Metalurgica Gerdau SA	168,300	6,550,998
Petroquimica Uniao SA *	13,000	108,049
Suzano Bahia Sul Papel & Celulose SA,
Series A	137,900	2,300,000
Suzano Petroquimica SA	104,013	584,264
Telemar Norte Leste SA, Series A *	100,000	3,692,754
Uniao de Industrias Petroquimicas SA, Series
B	354,100	430,601

Emerging Markets Value Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Brazil (continued)
Usinas Siderurgicas de Minas Gerais SA,
Series A	182,100	$9,233,497

		26,083,433

TOTAL PREFERRED STOCKS (Cost $18,737,880)		$26,083,433

WARRANTS - 0.01%
Hong Kong - 0.00%
HKC Holdings, Ltd.
(Expiration Date 11/30/2009, Strike
Price 2.05 HKD) *	20,000	1,027
Malaysia - 0.01%
Bandar Raya Developments BHD
(Expiration Date 09/26/2012, Strike
Price 1.10 MYR) *	109,305	45,808

TOTAL WARRANTS (Cost $3,171)		$46,835

RIGHTS - 0.01%
Hong Kong - 0.00%
Wing Fat Printing Company, Ltd.
("Preferential Offer" for Shanghai Industrial
(6810010). Receive 1 Wing Fat Printing
share for every 100 Shanghai Industrial
shares held.) *	1,170	105
India - 0.01%
Federal Bank, Ltd. (Expiration Date
01/15/2008, Strike Price 250 INR) *	33,924	55,777
Poland - 0.00%
Krosno SA (Expiration Date 12/31/2008,
Strike Price 0.5 PLN) *	24,404	17,460
South Africa - 0.00%
Medi-Clinic Corp., Ltd. (Expiration Date
11/30/2007, Strike Price 22.65 ZAR) *	22,910	1,515
South Korea - 0.00%
Daewoo Electronic Components Company,
Ltd. (Expiration Date 12/24/2007, Strike
Price 5000 KRW) *	1,705	481
Thailand - 0.00%
TMB Bank PCL (Expiration Date 12/20/2007,
Strike Price 1.40 THB) *	2,420,398	3,575

TOTAL RIGHTS (Cost $53,971)		$78,913

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$1,458,468 on 12/03/2007,
collateralized by $1,185,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $1,490,138, including
interest)	$1,458,000	$1,458,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,458,000)		$1,458,000

The accompanying notes are an integral part of the financial statements.
52

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Investments (Emerging Markets Value Fund)
(Cost $456,343,731) - 100.08%		$514,095,652
Liabilities in Excess of Other Assets - (0.08)%		(434,735)

TOTAL NET ASSETS - 100.00%		$513,660,917

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Banking	13.01%
International Oil	6.75%
Steel	5.51%
Automobiles	5.29%
Financial Services	5.20%

Emerging Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.73%
Advertising - 0.75%
inVentiv Health, Inc. *	16,355	$477,239
Aerospace - 4.64%
BE Aerospace, Inc. *	20,910	982,770
HEICO Corp., Class A	14,318	572,720
Moog, Inc., Class A *	13,915	627,288
Triumph Group, Inc.	9,465	769,126

		2,951,904
Air Travel - 0.78%
Allegiant Travel Company *	13,979	494,857
Apparel & Textiles - 4.65%
Crocs, Inc. *	28,770	1,122,893
Iconix Brand Group, Inc. *	30,515	695,437
The Warnaco Group, Inc. *	17,895	660,325
Volcom, Inc. * (a)	17,733	478,259

		2,956,914
Auto Parts - 1.10%
LKQ Corp. *	17,565	697,506
Auto Services - 0.37%
Monro Muffler Brake, Inc.	11,325	238,618
Banking - 3.11%
East West Bancorp, Inc.	13,596	366,412
PrivateBancorp, Inc. (a)	9,350	286,204
Signature Bank *	13,865	513,698
United Community Banks, Inc. (a)	21,095	399,961
Virginia Commerce Bancorp, Inc. * (a)	32,849	411,598

		1,977,873
Biotechnology - 3.33%
Illumina, Inc. * (a)	10,115	584,546
Immucor, Inc. *	28,800	955,296
Integra LifeSciences Holdings Corp. * (a)	13,930	577,398

		2,117,240
Broadcasting - 0.80%
Sinclair Broadcast Group, Inc., Class A (a)	49,215	509,375
Business Services - 2.36%
Kenexa Corp. *	20,297	393,153

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Stanley, Inc. *	12,040	$412,972
Watson Wyatt Worldwide, Inc., Class A	15,110	695,815

		1,501,940
Cable & Television - 0.98%
Central European Media Enterprises, Ltd.,
Class A *	5,675	622,604
Chemicals - 1.02%
Zoltek Companies, Inc. * (a)	15,165	646,332
Commercial Services - 1.69%
HMS Holdings Corp. *	21,125	655,931
Live Nation, Inc. *	31,220	418,973

		1,074,904
Computers & Business Equipment - 2.96%
Internap Network Services Corp. * (a)	29,535	293,873
MICROS Systems, Inc. *	15,532	1,120,479
Synaptics, Inc. *	8,485	471,257

		1,885,609
Correctional Facilities - 1.24%
The Geo Group, Inc. *	31,060	790,788
Cosmetics & Toiletries - 0.53%
Chattem, Inc. *	4,783	339,163
Crude Petroleum & Natural Gas - 5.04%
Arena Resources, Inc. *	32,975	1,239,530
Carrizo Oil & Gas, Inc. *	17,405	843,272
Concho Resources, Inc. *	35,726	673,792
GMX Resources, Inc. * (a)	14,035	448,980

		3,205,574
Drugs & Health Care - 0.82%
Luminex Corp. *	32,640	522,566
Educational Services - 0.83%
Capella Education Co. *	7,472	526,178
Electrical Equipment - 1.33%
Anixter International, Inc. *	6,844	441,438
Baldor Electric Company	11,919	402,266

		843,704
Energy - 0.88%
Trina Solar, Ltd., SADR *	13,045	558,978
Financial Services - 6.03%
Affiliated Managers Group, Inc. *	12,610	1,566,793
GFI Group, Inc. *	8,714	848,569
optionsXpress Holdings, Inc.	23,730	721,629
Stifel Financial Corp. * (a)	15,035	699,879

		3,836,870
Food & Beverages - 0.74%
Hansen Natural Corp. *	10,900	473,169
Healthcare Products - 5.28%
Conceptus, Inc. *	40,175	807,116
Inverness Medical Innovations, Inc. * (a)	19,260	1,130,177

The accompanying notes are an integral part of the financial statements.
53

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
PSS World Medical, Inc. *	29,780	$571,180
Volcano, Corp. *	25,213	368,362
Wright Medical Group, Inc. *	18,009	485,883

		3,362,718
Healthcare Services - 4.89%
Amedisys, Inc. *	6,365	271,531
Healthextras, Inc. *	12,205	324,287
ICON PLC, SADR *	8,411	498,856
Psychiatric Solutions, Inc. *	26,137	954,785
Radiation Therapy Services, Inc. *	11,690	364,611
Sun Healthcare Group, Inc. *	42,220	700,430

		3,114,500
Insurance - 2.22%
Castlepoint Holdings, Ltd.	36,720	431,827
ProAssurance Corp. *	5,408	296,575
Tower Group, Inc.	21,148	685,618

		1,414,020
Internet Software - 1.41%
DealerTrack Holdings, Inc. *	21,135	899,083
Leisure Time - 2.54%
Life Time Fitness, Inc. * (a)	18,745	1,018,228
WMS Industries, Inc. *	17,825	595,355

		1,613,583
Liquor - 2.06%
Central European Distribution Corp. *	26,220	1,311,000
Manufacturing - 1.53%
Barnes Group, Inc.	21,410	662,854
Smith & Wesson Holding Corp. * (a)	31,020	308,959

		971,813
Metal & Metal Products - 0.62%
Horsehead Holding Corp. *	23,930	397,956
Office Furnishings & Supplies - 0.56%
Acco Brands Corp. *	21,515	359,516
Petroleum Services - 2.81%
Core Laboratories N.V. *	6,915	810,784
GulfMark Offshore, Inc. *	11,336	503,772
Superior Energy Services, Inc. *	13,590	474,291

		1,788,847
Pharmaceuticals - 1.61%
American Oriental Bioengineering, Inc. *	54,676	639,709
Eurand NV *	26,122	387,912

		1,027,621
Publishing - 0.46%
Consolidated Graphics, Inc. *	5,700	294,861
Real Estate - 2.34%
BioMed Realty Trust, Inc., REIT	20,480	462,438
Gafisa S.A., SADR * (a)	16,120	596,440
Sunstone Hotel Investors, Inc., REIT	18,480	428,736

		1,487,614

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade - 3.41%
First Cash Financial Services, Inc. *	27,805	$472,685
Longs Drug Stores Corp.	13,925	736,911
NexCen Brands, Inc. *	32,255	145,147
The Men's Wearhouse, Inc.	10,955	378,167
Zumiez, Inc. * (a)	15,800	439,240

		2,172,150
Semiconductors - 4.73%
Emulex Corp. *	26,975	451,831
FormFactor, Inc. *	16,365	620,888
Monolithic Power Systems, Inc. *	17,505	333,995
PMC-Sierra, Inc. *	19,035	133,626
Varian Semiconductor Equipment
Associates, Inc. * (a)	18,840	782,049
Verigy, Ltd. *	27,130	687,203

		3,009,592
Software - 6.96%
Allscripts Healthcare Solution, Inc. * (a)	8,597	152,081
Macrovision Corp. *	23,520	586,118
Magma Design Automation, Inc. *	30,780	411,221
Nuance Communications, Inc. *	36,015	726,783
Omniture, Inc. * (a)	14,712	417,968
Solera Holdings, Inc. *	29,664	682,569
Synchronoss Technologies, Inc. *	9,865	324,756
Taleo Corp. *	17,300	488,379
Ultimate Software Group, Inc. *	19,565	639,188

		4,429,063
Telecommunications Equipment &
Services - 4.98%
Comtech Telecommunications Corp. *	7,770	385,858
Golden Telecom, Inc. * (a)	6,410	650,359
NTELOS Holdings Corp.	32,170	853,470
PAETEC Holding Corp. *	61,470	657,729
Viasat, Inc. *	18,700	623,645

		3,171,061
Telephone - 0.82%
Centennial Communications Corp., Class A *	58,770	523,053
Trucking & Freight - 0.52%
Old Dominion Freight Lines, Inc. *	14,639	329,817

TOTAL COMMON STOCKS (Cost $56,443,486)		$60,927,773

SHORT TERM INVESTMENTS - 12.72%
John Hancock Cash Investment Trust (c)	$8,093,253	$8,093,253

TOTAL SHORT TERM INVESTMENTS
(Cost $8,093,253)		$8,093,253

The accompanying notes are an integral part of the financial statements.
54

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 4.28%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,722,873 on 12/03/2007,
collateralized by $2,740,000
Federal Home Loan Mortgage
Corp., 4.125% due 10/18/2010
(valued at $2,777,675, including
interest)	$2,722,000	$2,722,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,722,000)		$2,722,000

Total Investments (Emerging Small Company Fund)
(Cost $67,258,739) - 112.73%		$71,743,026
Liabilities in Excess of Other Assets - (12.73)%		(8,100,707)

TOTAL NET ASSETS - 100.00%		$63,642,319

Equity-Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.58%
Aerospace - 0.39%
Raytheon Company	60,900	$3,766,665
Air Travel - 0.32%
Southwest Airlines Company	220,900	3,125,735
Aluminum - 0.60%
Alcoa, Inc.	160,100	5,822,837
Auto Parts - 0.54%
Genuine Parts Company	108,550	5,215,827
Automobiles - 0.25%
Ford Motor Company *	319,000	2,395,690
Banking - 3.76%
Fifth Third Bancorp	247,762	7,410,562
National City Corp.	134,900	2,665,624
Royal Bank of Scotland Group PLC	295,000	2,785,425
SunTrust Banks, Inc.	160,200	11,231,622
U.S. Bancorp	377,100	12,478,239

		36,571,472
Biotechnology - 0.98%
Amgen, Inc. *	172,100	9,508,525
Broadcasting - 0.62%
CBS Corp., Class B	218,200	5,985,226
Building Materials & Construction - 0.77%
Masco Corp.	334,900	7,501,760
Business Services - 1.30%
Computer Sciences Corp. *	85,100	4,494,982
Electronic Data Systems Corp.	81,200	1,645,112
H & R Block, Inc.	331,600	6,525,888

		12,665,982

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable & Television - 1.45%
Cablevision Systems Corp., Class A *	131,900	$3,565,257
Time Warner, Inc.	611,500	10,554,490

		14,119,747
Cellular Communications - 0.51%
Motorola, Inc.	310,300	4,955,491
Chemicals - 0.84%
E.I. Du Pont de Nemours & Company	177,400	8,187,010
Computers & Business Equipment - 0.87%
Dell, Inc. *	344,700	8,458,938
Construction Materials - 1.02%
USG Corp. * (a)	106,000	3,889,140
Vulcan Materials Company	67,900	6,029,520

		9,918,660
Cosmetics & Toiletries - 4.10%
Avon Products, Inc.	180,300	7,401,315
Colgate-Palmolive Company	111,600	8,936,928
International Flavors & Fragrances, Inc.	158,500	7,947,190
Kimberly-Clark Corp.	82,200	5,738,382
Procter & Gamble Company	131,900	9,760,600

		39,784,415
Crude Petroleum & Natural Gas - 1.27%
Hess Corp.	140,300	9,992,166
Statoil ASA, ADR	43,500	1,405,920
Statoil ASA	30,500	988,139

		12,386,225
Drugs & Health Care - 0.93%
Wyeth	183,400	9,004,940
Electrical Equipment - 0.44%
Cooper Industries, Ltd., Class A	85,000	4,268,700
Electrical Utilities - 3.06%
Ameren Corp.	19,200	1,033,920
Entergy Corp.	80,100	9,575,154
FirstEnergy Corp.	98,475	6,751,446
Pinnacle West Capital Corp.	99,000	4,243,140
TECO Energy, Inc.	94,900	1,643,668
Xcel Energy, Inc.	279,100	6,450,001

		29,697,329
Electronics - 0.60%
Sony Corp.	106,900	5,781,915
Energy - 1.27%
Duke Energy Corp.	288,900	5,717,331
Progress Energy, Inc.	135,800	6,629,756

		12,347,087
Financial Services - 9.43%
Bank of New York Mellon Corp.	256,800	12,316,128
Capital One Financial Corp.	81,300	4,334,103
Charles Schwab Corp.	174,300	4,237,233
Citigroup, Inc.	245,296	8,168,357
Countrywide Financial Corp.	208,400	2,254,888

The accompanying notes are an integral part of the financial statements.
55

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federal National Mortgage Association	152,200	$5,847,524
JP Morgan Chase & Company	518,014	23,631,798
Legg Mason, Inc.	78,900	6,020,859
Merrill Lynch & Company, Inc.	211,200	12,659,328
State Street Corp.	102,400	8,180,736
Wells Fargo & Company	121,900	3,953,217

		91,604,171
Food & Beverages - 3.85%
Campbell Soup Company	92,200	3,385,584
General Mills, Inc.	145,500	8,751,825
Hershey Company	192,800	7,694,648
Kraft Foods, Inc., Class A	177,400	6,129,170
McCormick & Company, Inc.	93,800	3,584,098
The Coca-Cola Company	127,200	7,899,120

		37,444,445
Gas & Pipeline Utilities - 1.26%
NiSource, Inc.	428,000	7,922,280
Spectra Energy Corp.	174,300	4,294,752

		12,217,032
Healthcare Products - 2.10%
Baxter International, Inc.	104,000	6,226,480
Boston Scientific Corp. *	136,000	1,717,680
Johnson & Johnson	183,400	12,423,516

		20,367,676
Holdings Companies/Conglomerates - 3.24%
General Electric Company	822,500	31,493,525
Homebuilders - 0.27%
D.R. Horton, Inc.	216,900	2,596,293
Household Appliances - 0.11%
Whirlpool Corp.	13,200	1,068,672
Household Products - 1.67%
Fortune Brands, Inc.	103,300	7,917,945
Newell Rubbermaid, Inc.	311,400	8,339,292

		16,257,237
Industrial Machinery - 0.37%
Ingersoll-Rand Company, Ltd., Class A	58,200	3,005,448
Pall Corp.	14,400	550,800

		3,556,248
Insurance - 5.57%
American International Group, Inc.	202,965	11,798,356
Chubb Corp.	77,300	4,216,715
Genworth Financial, Inc., Class A	131,900	3,461,056
Lincoln National Corp.	155,698	9,586,326
Marsh & McLennan Companies, Inc.	479,000	12,032,480
Progressive Corp.	244,500	4,498,800
The Travelers Companies, Inc.	140,749	7,475,179
UnumProvident Corp.	40,600	1,008,504

		54,077,416

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil - 8.84%
Anadarko Petroleum Corp.	147,800	$8,365,480
BP PLC, ADR	110,392	8,029,914
Chevron Corp.	253,860	22,281,292
Exxon Mobil Corp.	249,224	22,220,812
Murphy Oil Corp.	116,500	8,332,080
Royal Dutch Shell PLC, ADR	203,800	16,595,434

		85,825,012
Internet Content - 0.85%
Yahoo!, Inc. *	309,400	8,295,014
Leisure Time - 0.88%
Walt Disney Company	258,100	8,556,015
Liquor - 1.10%
Anheuser-Busch Companies, Inc.	203,300	10,717,976
Manufacturing - 3.42%
3M Company	142,700	11,881,202
Harley-Davidson, Inc.	110,000	5,282,200
Honeywell International, Inc.	136,100	7,705,982
Illinois Tool Works, Inc.	150,700	8,363,850

		33,233,234
Office Furnishings & Supplies - 0.76%
Avery Dennison Corp.	142,200	7,410,042
Paper - 2.02%
International Paper Company	399,225	13,473,844
MeadWestvaco Corp.	187,200	6,153,264

		19,627,108
Petroleum Services - 1.21%
BJ Services Company	164,300	4,038,494
Schlumberger, Ltd.	82,300	7,690,935

		11,729,429
Pharmaceuticals - 5.39%
Abbott Laboratories	120,600	6,935,706
Bristol-Myers Squibb Company	264,100	7,825,283
Eli Lilly & Company	231,800	12,273,810
Merck & Company, Inc.	243,800	14,471,968
Pfizer, Inc.	455,200	10,815,552

		52,322,319
Photography - 0.65%
Eastman Kodak Company (a)	269,400	6,325,512
Publishing - 3.53%
Dow Jones & Company, Inc.	143,600	8,580,100
Gannett Company, Inc.	192,700	7,081,725
McGraw-Hill Companies, Inc.	169,200	8,304,336
The New York Times Company, Class A (a)	320,500	5,288,250
Tribune Company	160,844	4,992,598

		34,247,009
Railroads & Equipment - 0.79%
Union Pacific Corp.	60,900	7,681,926
Retail Trade - 2.65%
Bed Bath & Beyond, Inc. *	223,300	7,022,785

The accompanying notes are an integral part of the financial statements.
56

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Home Depot, Inc.	304,500	$8,696,520
The Gap, Inc.	8,200	167,280
Wal-Mart Stores, Inc.	206,300	9,881,770

		25,768,355
Sanitary Services - 0.52%
Waste Management, Inc.	147,422	5,059,523
Semiconductors - 1.41%
Analog Devices, Inc.	209,500	6,448,410
Applied Materials, Inc.	112,700	2,122,141
Intel Corp.	197,000	5,137,760

		13,708,311
Software - 1.97%
Microsoft Corp.	568,700	19,108,320
Telecommunications Equipment &
Services - 1.31%
Alcatel SA, ADR	423,900	3,433,590
Verizon Communications, Inc.	214,052	9,249,187

		12,682,777
Telephone - 3.21%
AT&T, Inc.	487,373	18,622,522
Qwest Communications International, Inc. *	908,000	6,020,040
Sprint Nextel Corp.	423,900	6,578,928

		31,221,490
Tobacco - 0.47%
UST, Inc.	79,600	4,608,840
Toys, Amusements & Sporting Goods - 0.52%
Mattel, Inc.	252,200	5,038,956
Trucking & Freight - 0.32%
United Parcel Service, Inc., Class B	42,000	3,094,560

TOTAL COMMON STOCKS (Cost $842,779,806)		$928,414,619

CORPORATE BONDS - 0.12%
Automobiles - 0.12%
Ford Motor Company
4.25% due 12/15/2036	1,043,000	1,109,439

TOTAL CORPORATE BONDS (Cost $1,043,000)		$1,109,439

SHORT TERM INVESTMENTS - 4.59%
John Hancock Cash Investment Trust (c)	$15,453,880	$15,453,880
T. Rowe Price Reserve Investment Fund (c)	29,151,545	29,151,545

TOTAL SHORT TERM INVESTMENTS
(Cost $44,605,425)		$44,605,425

Equity-Income Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 1.25%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$12,173,905 on 12/03/2007,
collateralized by $9,875,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $12,417,813, including
interest)	$12,170,000	$12,170,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,170,000)		$12,170,000

Total Investments (Equity-Income Fund)
(Cost $900,598,231) - 101.54%		$986,299,483
Liabilities in Excess of Other Assets - (1.54)%		(14,982,636)

TOTAL NET ASSETS - 100.00%		$971,316,847

Fundamental Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.51%
Advertising - 0.21%
WPP Group PLC, SADR	39,951	$2,526,901
Banking - 2.26%
Commerce Bancorp, Inc. (a)	172,565	6,871,538
Wachovia Corp.	465,030	19,996,290

		26,867,828
Broadcasting - 2.15%
Grupo Televisa SA, SADR *	149,639	3,616,774
Liberty Media Corp., Capital, Series A *	32,417	3,859,568
News Corp., Class A	858,055	18,079,219

		25,555,561
Business Services - 3.26%
Dun & Bradstreet Corp.	25,405	2,266,888
H & R Block, Inc.	499,199	9,824,237
Iron Mountain, Inc. *	506,936	18,493,025
Moody's Corp. (a)	214,694	8,085,376

		38,669,526
Cable & Television - 2.54%
Comcast Corp., Special Class A *	1,297,869	26,229,932
Virgin Media, Inc.	204,995	3,894,905

		30,124,837
Coal - 0.91%
China Coal Energy Company, H Shares	3,396,052	10,852,446
Computers & Business Equipment - 1.74%
Dell, Inc. *	497,845	12,217,116
Hewlett-Packard Company	165,510	8,467,492

		20,684,608
Construction Materials - 1.58%
Martin Marietta Materials, Inc. (a)	80,738	10,863,298

The accompanying notes are an integral part of the financial statements.
57

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	89,161	$7,917,497

		18,780,795
Containers & Glass - 1.43%
Sealed Air Corp.	726,509	16,978,515
Cosmetics & Toiletries - 1.65%
Avon Products, Inc.	129,030	5,296,681
Procter & Gamble Company	192,426	14,239,524

		19,536,205
Crude Petroleum & Natural Gas - 7.41%
Devon Energy Corp.	357,066	29,568,635
EOG Resources, Inc.	303,215	25,100,138
Occidental Petroleum Corp.	477,605	33,322,501

		87,991,274
Electronics - 1.64%
Agilent Technologies, Inc. *	159,280	6,025,562
Tyco Electronics, Ltd.	359,999	13,460,363

		19,485,925
Financial Services - 15.94%
American Express Company	893,487	52,697,863
Ameriprise Financial, Inc.	228,217	13,394,056
Bank of New York Mellon Corp.	334,572	16,046,073
Citigroup, Inc.	388,673	12,942,811
Discover Financial Services	50,819	882,726
E*TRADE Financial Corp. * (a)	74,281	341,693
HSBC Holdings PLC	1,061,236	18,144,717
JP Morgan Chase & Company	926,423	42,263,417
Morgan Stanley	98,442	5,189,862
State Street Corp.	32,675	2,610,406
Wells Fargo & Company	764,188	24,782,617

		189,296,241
Food & Beverages - 1.63%
Diageo PLC, SADR	174,921	15,844,344
Hershey Company	89,399	3,567,914

		19,412,258
Forest Products - 0.28%
Sino-Forest Corp. *	152,550	3,356,268
Gas & Pipeline Utilities - 0.84%
Transocean, Inc. *	73,021	10,025,019
Healthcare Products - 1.27%
Covidien, Ltd.	376,199	15,089,342
Healthcare Services - 2.44%
Cardinal Health, Inc.	150,939	9,139,356
Express Scripts, Inc. *	110,900	7,513,475
UnitedHealth Group, Inc.	224,670	12,356,850

		29,009,681
Holdings Companies/Conglomerates - 7.08%
Berkshire Hathaway, Inc., Class A *	334	46,793,400
China Merchants Holdings International
Company, Ltd.	1,695,104	11,011,516

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
Loews Corp.	549,752	$26,272,648

		84,077,564
Household Products - 0.15%
Hunter Douglas NV	23,800	1,738,224
Industrials - 0.27%
Cosco Pacific, Ltd.	1,133,526	3,171,356
Insurance - 8.93%
Ambac Financial Group, Inc.	99,435	2,707,615
American International Group, Inc.	729,140	42,384,908
Aon Corp.	174,904	8,739,953
Markel Corp. *	2,065	995,640
Millea Holdings, Inc.	270,484	9,505,780
NIPPONKOA Insurance Co., Ltd. *	601,765	5,766,401
Principal Financial Group, Inc.	62,630	4,101,639
Progressive Corp. (a)	971,743	17,880,071
Sun Life Financial, Inc.	37,945	2,017,915
Transatlantic Holdings, Inc.	160,043	11,899,197

		105,999,119
International Oil - 5.39%
Canadian Natural Resources Ltd.	199,923	13,088,959
ConocoPhillips	636,272	50,927,211

		64,016,170
Internet Content - 0.59%
Google, Inc., Class A *	10,156	7,038,108
Internet Retail - 0.60%
Amazon.com, Inc. *	43,655	3,953,397
Liberty Media Holding Corp.-Interactive A *	157,236	3,168,305

		7,121,702
Liquor - 0.78%
Heineken Holding NV	165,942	9,320,773
Manufacturing - 2.43%
Harley-Davidson, Inc.	285,972	13,732,375
Tyco International, Ltd.	376,899	15,124,957

		28,857,332
Mining - 0.70%
BHP Billiton PLC	103,702	3,425,680
Rio Tinto PLC	42,137	4,893,870

		8,319,550
Petroleum Services - 0.06%
Transocean, Inc. *	5,068	695,786
Publishing - 0.79%
Gannett Company, Inc.	33,711	1,238,879
Lagardere S.C.A.	102,139	8,189,097

		9,427,976
Real Estate - 0.37%
Hang Lung Group, Ltd.	758,609	4,347,915
Retail Trade - 8.80%
Bed Bath & Beyond, Inc. *	197,143	6,200,147

The accompanying notes are an integral part of the financial statements.
58

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
CarMax, Inc. * (a)	300,808	$6,879,479
Costco Wholesale Corp.	755,449	50,917,262
CVS Caremark Corp.	413,080	16,560,377
Lowe's Companies, Inc.	175,536	4,284,834
Sears Holdings Corp. *	16,662	1,758,008
Wal-Mart Stores, Inc.	374,921	17,958,716

		104,558,823
Semiconductors - 0.65%
Texas Instruments, Inc.	244,153	7,707,910
Shipbuilding - 0.33%
China Shipping Development Company, Ltd.,
Class H	1,405,363	3,864,899
Software - 2.32%
Microsoft Corp.	819,829	27,546,254
Telecommunications Equipment &
Services - 0.59%
SK Telecom Company, Ltd., ADR (a)	219,477	6,950,837
Telephone - 0.82%
Sprint Nextel Corp.	625,028	9,700,435
Tobacco - 3.64%
Altria Group, Inc.	557,220	43,217,983
Transportation - 0.06%
Asciano Group *	114,232	752,772
Trucking & Freight - 0.98%
Kuehne & Nagel International AG	44,520	4,580,168
Toll Holdings, Ltd.	155,833	1,896,253
United Parcel Service, Inc., Class B	70,171	5,170,199

		11,646,620

TOTAL COMMON STOCKS (Cost $996,500,584)		$1,134,321,338

SHORT TERM INVESTMENTS - 6.46%
Greenwich Capital Funding
5.17% due 12/03/2007	$42,918,000	$42,907,080
John Hancock Cash Investment Trust (c)	33,878,783	33,878,783

TOTAL SHORT TERM INVESTMENTS
(Cost $76,785,863)		$76,785,863

Total Investments (Fundamental Value Fund)
(Cost $1,073,286,447) - 101.97%		$1,211,107,201
Liabilities in Excess of Other Assets - (1.97)%		(23,445,962)

TOTAL NET ASSETS - 100.00%		$1,187,661,239

Global Bond Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 3.68%
Treasury Inflation Protected
Securities (d) - 2.78%
2.00% due 04/15/2012		$11,150,244	$11,548,341
2.375% due 01/15/2027		6,099,125	6,537,976
2.625% due 07/15/2017		4,425,784	4,818,227

			22,904,544
U.S. Treasury Bonds - 0.90%
7.875% due 02/15/2021		5,500,000	7,455,508

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,777,895)			$30,360,052

U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.41%
Federal Home Loan Mortgage Corp. - 0.85%
5.50% TBA **		7,000,000	7,000,000
Federal National Mortgage
Association - 44.56%
5.1331% due 03/25/2044 (b)		652,862	645,899
5.50% due 12/01/2036 to 11/01/2037		277,258,684	277,711,948
6.00% due 12/01/2035 to 11/01/2037		58,967,174	59,940,420
6.00% TBA **		4,000,000	4,065,000
6.133% due 11/01/2042 to 10/01/2044 (b)		5,364,803	5,403,481
6.50% due 07/01/2036 to 10/01/2037		6,116,894	6,291,513
6.50% TBA **		12,800,000	13,164,007
6.889% due 11/01/2035 (b)		832,416	853,698

			368,075,966

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $366,395,894)			$375,075,966

FOREIGN GOVERNMENT OBLIGATIONS - 48.72%
Canada - 0.95%
Province of Quebec, Canada
5.00% due 12/01/2038	CAD	6,900,000	7,039,180
Province of Ontario
6.20% due 06/02/2031		100,000	120,420
Province of Quebec, Canada
5.75% due 12/01/2036		600,000	681,238

			7,840,838
France - 2.53%
Government of France
5.50% due 04/25/2010	EUR	13,800,000	20,918,139
Germany - 28.32%
Federal Republic of Germany
4.00% due 04/13/2012		1,000,000	1,466,696
4.00% due 07/04/2016		57,500,000	83,537,561
4.25% due 02/15/2008		13,755,000	20,125,302
4.25% due 01/04/2014		4,800,000	7,112,750
4.25% due 07/04/2014		700,000	1,036,856
5.00% due 01/04/2012		5,100,000	7,753,149
5.25% due 01/04/2011		40,200,000	61,079,535
5.50% due 01/04/2031		18,200,000	30,089,176
6.50% due 07/04/2027		11,900,000	21,764,178

			233,965,203

The accompanying notes are an integral part of the financial statements.
59

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Italy - 1.09%
Republic of Italy
4.25% due 08/01/2014	EUR	6,100,000	$8,974,510
Japan - 14.87%
Government of Japan
1.00% due 06/10/2016	JPY	663,960,000	5,955,114
1.10% due 12/10/2016		3,706,290,000	33,495,535
1.20% due 03/10/2017		160,320,000	1,458,412
1.20% due 06/10/2017		2,215,400,000	20,077,467
1.20% due 03/20/2012		740,000,000	6,720,171
1.50% due 03/20/2015		900,000,000	8,253,522
1.50% due 03/20/2011		980,000,000	8,977,670
2.30% due 06/20/2035		1,270,000,000	11,408,741
2.40% due 03/20/2034		600,000,000	5,522,641
2.50% due 09/20/2035		1,210,000,000	11,326,837
2.50% due 06/20/2036		890,000,000	8,308,811
2.50% due 03/20/2036		140,000,000	1,307,102

			122,812,023
Netherlands - 0.55%
Kingdom of Netherlands
3.75% due 07/15/2014	EUR	3,200,000	4,596,006

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $390,137,942)			$402,471,038

CORPORATE BONDS - 19.79%
British Virgin Islands - 0.09%
C10 Capital SPV, Ltd.
6.722% due 12/31/2016 (b)		$800,000	750,528
Canada - 2.18%
Alcan, Inc.
6.45% due 03/15/2011		700,000	742,433
Canada Housing Trust
4.55% due 12/15/2012	CAD	16,300,000	16,582,004
DaimlerChrysler Canada Finance, Inc., Series MTN
4.85% due 03/30/2009		700,000	697,529

			18,021,966
Cayman Islands - 1.81%
Calabash Re, Ltd.
14.09438% due 01/08/2010 (b)		$900,000	929,160
Foundation Re II, Ltd.
11.655% due 11/26/2010 (b)		400,000	414,360
Mizuho Finance, Ltd.
1.06% due 09/28/2049 (b)	JPY	200,000,000	1,800,302
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		$2,500,000	2,550,975
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	3,125,598
Residential Reinsurance 2005 Ltd., Series A
11.62125% due 06/06/2008 (b)		$300,000	299,712
Residential Reinsurance 2007 Ltd, Series CL4
11.36% due 06/07/2010 (b)		1,900,000	1,945,220
SMFG Preferred Capital
6.078% due 01/25/2017 (b)		1,700,000	1,559,835

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cayman Islands (continued)
STB Finance Cayman, Ltd.
1.644% due 08/12/2049 (b)	JPY	100,000,000	$895,108
Transocean, Inc.
5.33125% due 09/05/2008 (b)		$1,400,000	1,391,074

			14,911,344

Germany - 0.21%
Deutsche Bank AG
6.00% due 09/01/2017		1,700,000	1,754,803
Iceland - 0.15%
Glitnir Banki HF
5.67875% due 01/18/2012 (b)		1,300,000	1,256,984
Ireland - 0.06%
Osiris Capital PLC, Series D
10.2425% due 01/15/2010 (b)		500,000	504,350
Italy - 0.11%
Intesa Sanpaolo SpA, Series EMTN
6.375% due 11/12/2017 (b)	GBP	450,000	916,471
Japan - 0.76%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series EMTN
3.50% due 12/16/2015 (b)	EUR	600,000	835,440
Mizuho Trust & Banking Company
2.404% due 04/27/2009	JPY	100,000,000	918,711
Sumitomo Mitsui Banking Corp., Series EMTN
1.266% due 12/31/2049 (b)		100,000,000	902,426
1.62875% due 12/01/2049 (b)		300,000,000	2,724,747
1.6356% due 12/31/2049 (b)		100,000,000	903,918

			6,285,242

Luxembourg - 0.19%
VTB Capital SA
5.51125% due 08/01/2008 (b)		$1,600,000	1,584,000
Netherlands - 0.44%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030		500,000	620,835
Rabobank Nederland
5.2625% due 01/15/2009 (b)		2,500,000	2,496,030
Siemens Financieringsmaatschappij NV
4.92% due 08/14/2009 (b)		500,000	499,790

			3,616,655

Spain - 0.67%
Santander US Debt SA Unipersonal
4.925% due 02/06/2009 (b)		2,500,000	2,483,220
5.19125% due 11/20/2009		1,600,000	1,578,286
5.2975% due 09/19/2008 (b)		1,500,000	1,493,835

			5,555,341

United Kingdom - 1.18%
Barclays Bank PLC, ADR
6.05% due 12/04/2017		4,800,000	4,801,248
HBOS Treasury Services PLC, Series MTN
5.25438% due 07/17/2009 (b)		200,000	199,660
HBOS Treasury Services PLC, Series MTN
4.68625% due 07/17/2008 (b)		1,400,000	1,398,837

The accompanying notes are an integral part of the financial statements.
60

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United Kingdom (continued)
HSBC Holdings PLC
6.50% due 05/02/2036		$2,000,000	$1,884,228
Royal Bank of Scotland Group PLC
5.2375% due 12/21/2007 (b)		1,200,000	1,199,983
Tate & Lyle International Finance PLC
5.00% due 11/15/2014		300,000	291,967

			9,775,923
United States - 11.94%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	303,314
American Express Centurion Bank, Series BKNT
4.6675% due 05/07/2008 (b)		100,000	99,873
American Express Credit Corp., Series MTN
4.7463% due 05/18/2009 (b)		1,400,000	1,393,440
American International Group, Inc.
5.21% due 06/23/2008 (b)		1,600,000	1,600,440
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	1,276,249
Autozone, Inc.
5.875% due 10/15/2012		$500,000	519,512
BAE Systems Holdings, Inc.
6.40% due 12/15/2011		700,000	741,615
Bank of America
0.801% due 07/07/2008 (b)	JPY	90,000,000	809,891
BellSouth Corp.
4.96875% due 08/15/2008 (b)		$1,400,000	1,396,507
5.20% due 09/15/2014		600,000	595,964
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	679,000
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011		600,000	575,568
Charter One Bank N.A., Series BKNT
5.115% due 04/24/2009 (b)		3,250,000	3,234,436
Cisco Systems, Inc.
5.095% due 02/20/2009 (b)		2,600,000	2,594,927
CIT Group, Inc., Series MTN
5.0519% due 02/21/2008 (b)		1,100,000	1,088,470
Citigroup, Inc.
6.00% due 08/15/2017		1,900,000	1,938,861
6.125% due 11/21/2017		6,600,000	6,791,723
Clorox Company
5.45% due 10/15/2012		2,000,000	2,045,174
CNA Financial Corp.
6.00% due 08/15/2011		1,000,000	1,025,297
Consumers Energy Company
5.00% due 02/15/2012		900,000	906,192
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	719,645
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	716,378
DaimlerChrysler N.A. Holding Corp., Series MTN
5.75% due 09/08/2011		300,000	307,784
East Lane Re Ltd.
11.91125% due 05/06/2011 (b)		400,000	399,775
Echostar DBS Corp.
6.375% due 10/01/2011		100,000	101,500

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Ford Motor Credit Company
7.25% due 10/25/2011		$700,000	$631,926
7.875% due 06/15/2010		200,000	185,639
General Electric Capital Corp.
6.375% due 11/15/2067 (b)		1,000,000	1,018,889
General Electric Capital Corp., Series MTN
5.095% due 10/26/2009 (b)		1,500,000	1,495,566
5.25% due 01/20/2010 (b)		2,600,000	2,593,583
General Motors Acceptance Corp.
7.00% due 02/01/2012		900,000	785,986
8.00% due 11/01/2031		900,000	763,617
General Motors Acceptance Corp. LLC, Series MTN
6.36% due 09/23/2008 (b)		200,000	194,135
Genworth Global Funding Trusts
5.7544% due 02/10/2009 (b)		2,600,000	2,594,111
GMAC LLC
6.00% due 04/01/2011		1,700,000	1,452,414
6.00% due 12/15/2011		900,000	764,744
6.11875% due 05/15/2009 (b)		1,800,000	1,686,478
Goldman Sachs Group, Inc.
5.25% due 12/23/2008 (b)		1,300,000	1,295,450
5.25% due 06/01/2016	CAD	1,500,000	1,429,992
6.25% due 09/01/2017		$2,000,000	2,073,868
Goldman Sachs Group, Inc., Series MTNB
5.30% due 12/22/2008 (b)		300,000	298,987
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)		600,000	628,912
HSBC Finance Corp.
5.24% due 10/21/2009 (b)		2,000,000	1,988,560
5.25% due 01/15/2014		1,700,000	1,674,488
HSBC Finance Corp., Series MTN
5.6875% due 06/19/2009 (b)		2,800,000	2,788,304
J.C. Penney Company, Inc.
8.00% due 03/01/2010		700,000	752,171
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	609,623
JP Morgan Chase & Company, Series 1
4.83875% due 06/26/2009 (b)		1,500,000	1,492,123
JP Morgan Chase & Company, Series MTN
5.058% due 02/22/2021 (b)	CAD	700,000	663,052
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017		$5,000,000	5,051,720
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036		900,000	789,265
Kinder Morgan Energy Partners LP, Series MTN
6.95% due 01/15/2038		2,500,000	2,630,423
Lehman Brothers Holdings, Inc., Series MTN
5.26% due 12/23/2008 (b)		1,000,000	987,149
Loews Corp.
5.25% due 03/15/2016		200,000	200,382
Masco Corp.
6.125% due 10/03/2016		700,000	702,706
McKesson Corp.
5.70% due 03/01/2017		600,000	609,847
Merrill Lynch & Company, Inc., Series MTN
4.96% due 08/14/2009 (b)		300,000	296,014

The accompanying notes are an integral part of the financial statements.
61

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
United States (continued)
Merrill Lynch & Company, Inc., Series MTN
(continued)
5.19125% due 10/23/2008 (b)	$1,200,000	$1,193,952
6.05% due 08/15/2012	100,000	101,554
Morgan Stanley
5.6588% due 10/18/2016 (b)	600,000	559,879
6.25% due 08/28/2017	300,000	305,059
Morgan Stanley, Series MTN
4.8075% due 11/21/2008 (b)	900,000	895,296
Motorola, Inc.
6.00% due 11/15/2017	700,000	695,424
Nationwide Health Properties, Inc., REIT
6.50% due 07/15/2011	600,000	626,926
Newell Rubbermaid, Inc.
4.00% due 05/01/2010	600,000	604,202
Nisource Finance Corp.
5.40% due 07/15/2014	200,000	200,163
Prudential Financial, Inc., Series MTN
6.625% due 12/01/2037	2,000,000	1,983,216
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)	1,700,000	1,606,104
Reynolds American, Inc.
6.39438% due 06/15/2011 (b)	800,000	786,000
Sabre Holdings Corp.
7.35% due 08/01/2011	700,000	656,250
Sara Lee Corp.
6.25% due 09/15/2011	500,000	531,069
Sealed Air Corp.
5.625% due 07/15/2013	700,000	699,211
Shackleton Re Ltd.
12.96% due 02/07/2008 (b)	1,000,000	1,004,500
Southwest Airlines Company
5.125% due 03/01/2017	500,000	482,307
Sprint Capital Corp.
8.75% due 03/15/2032	200,000	217,326
Sprint Nextel Corp.
6.00% due 12/01/2016	1,000,000	952,120
State Street Capital Trust IV
6.69438% due 06/15/2037 (b)	1,800,000	1,428,732
Supervalu, Inc.
7.50% due 11/15/2014	100,000	103,250
The Bear Stearns Companies, Inc.
6.95% due 08/10/2012	3,100,000	3,212,728
Time Warner, Inc.
5.10938% due 11/13/2009 (b)	1,500,000	1,487,998
US Bancorp
4.83% due 04/28/2009 (b)	1,600,000	1,592,947
Viacom, Inc.
5.75% due 04/30/2011	600,000	608,924
Virginia Electric Power Company
6.35% due 11/30/2037	100,000	100,831
Wal-Mart Stores, Inc.
5.59438% due 06/16/2008 (b)	1,600,000	1,599,800
Xerox Corp.
9.75% due 01/15/2009	700,000	728,270

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
United States (continued)
XL Capital Finance PLC
6.50% due 01/15/2012		$600,000	$627,791

			98,583,488

TOTAL CORPORATE BONDS (Cost $164,842,834)			$163,517,095

FOREIGN GOVERNMENT OBLIGATIONS - 48.72%
Denmark - 0.41%
Nykredit Realkredit A/S, Series IOH
5.00% due 10/01/2038	DKK	5,999,014	1,122,686
Realkredit Danmark A/S, Series 83D
5.00% due 10/01/2038		11,978,053	2,241,633

			3,364,319

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $390,137,942)			$402,471,038

MUNICIPAL BONDS - 0.29%
Illinois - 0.04%
City of Chicago, Illinois
4.75% due 01/01/2030		$300,000	303,198

New York - 0.05%
New York City Municipal Finance Authority, Water
& Sewer System Revenue, Series D
4.75% due 06/15/2038		400,000	402,504

Ohio - 0.19%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	1,614,354

Puerto Rico - 0.01%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		500,000	45,135

TOTAL MUNICIPAL BONDS (Cost $2,415,380)			$2,365,191

COLLATERALIZED MORTGAGE
OBLIGATIONS - 15.20%
Netherlands - 0.78%
Atomium Mortgage Finance BV,
Series 2003-I, Class A
4.311% due 07/01/2034 (b)	EUR	791,610	1,155,787
Delphinus BV, Series 2001-II, Class A1
5.003% due 11/28/2031 (b)		1,417,892	2,068,361
Delphinus BV, Series 2003-I, Class A1
2.41% due 04/25/2093 (b)		1,000,000	1,460,186
Dutch Mortgage Portfolio Loans, BV,
Series III, Class A
4.834% due 11/20/2035 (b)		1,223,930	1,778,232

			6,462,566

United States - 14.42%
Adjustable Rate Mortgage Trust, Series 2005-5,
Class 2A1
5.13410% due 09/25/2035 (b)		$187,453	189,978
American Home Mortgage Investment Trust,
Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		699,912	686,082

The accompanying notes are an integral part of the financial statements.
62

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Banc of America Commercial Mortgage, Inc.,
Series 2002-2, Class A2
4.772% due 07/11/2043	$2,097,343	$2,093,419
Banc of America Funding Corp., Series 2006-A,
Class 1A1
4.6211% due 02/20/2036 (b)	2,032,028	2,016,526
Banc of America Funding Corp., Series 2006-J,
Class 4A1
6.14469% due 01/20/2047 (b)	268,336	263,849
Banc of America Mortgage Securities,
Series 2004-4, Class 1A9
5.00% due 05/25/2034	1,701,548	1,623,247
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
4.6522% due 10/25/2033 (b)	327,613	323,572
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9, Class 2A1
4.48572% due 02/25/2034 (b)	56,106	55,424
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 22A
4.446654% due 05/25/2034 (b)	606,171	597,743
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-2, Class 23A
4.6727% due 05/25/2034 (b)	227,505	222,626
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	3,677,685	3,651,139
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,474,758	1,444,166
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	2,301,325	2,277,928
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,996,701	1,967,828
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1
4.625% due 10/25/2035 (b)	3,553,492	3,500,144
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
4.94875% due 09/25/2035 (b)	1,497,407	1,472,061
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
4.94875% due 02/25/2034 (b)	134,150	130,864
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.8094% due 11/25/2036 (b)	2,782,905	2,748,849
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.811% due 11/25/2036 (b)	2,237,569	2,209,891
Bear Stearns Structured Products, Inc., Series
2007-R6, Class 1A1
5.68792% due 01/26/2036 (b)	1,337,703	1,327,627
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
4.99% due 05/20/2045 (b)	1,076,719	1,053,453
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	603,286	603,555

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	$2,491,693	$2,458,082
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	1,262,945	1,257,186
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	1,102,066	1,082,155
Commercial Mortgage Pass Through
Certificates, Series 2006-CN2A, Class A2FL
4.9075% due 02/05/2019 (b)	2,600,000	2,559,329
Countrywide Alternative Loan Trust, Series
2006-OA19, Class A1
4.92% due 02/20/2047 (b)	2,590,220	2,491,581
Countrywide Alternative Loan Trust, Series
2007-OA7, Class A1A
4.96875% due 05/25/2047 (b)	2,696,500	2,605,750
Countrywide Alternative Loan Trust,
Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	1,215,318	1,202,722
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.06875% due 02/25/2037 (b)	4,640,829	4,443,090
Countrywide Alternative Loan Trust,
Series 2006-OA1, Class 2A1
4.95% due 03/20/2046 (b)	1,624,801	1,572,990
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-12, Class 11A1
6.158531% due 08/25/2034 (b)	148,307	149,527
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.799591% due 11/25/2034 (b)	410,353	407,993
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2005-R2, Class 1AF1
5.1288% due 06/25/2035 (b)	173,984	170,136
Countrywide Home Loan Mortgage
Pass Through Trust, Series 2005-HYB9,
Class 5A1
5.25% due 02/20/2036 (b)	748,702	728,200
Countrywide Home Loans,
Series 2004-12, Class 12A1
4.7143% due 08/25/2034 (b)	1,234,814	1,246,922
Countrywide Home Loans,
Series 2004-25, Class 1A1
5.1188% due 02/25/2035 (b)	386,167	380,598
Countrywide Home Loans,
Series 2004-25, Class 2A1
5.1288% due 02/25/2035 (b)	468,483	454,090
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	818,079	806,702
CS First Boston Mortgage Securities Corp., Series
2003-AR18, Class 2A3
4.1992% due 07/25/2033 (b)	59,707	59,439
CS First Boston Mortgage Securities Corp., Series
2003-AR20, Class 2A1
4.0909% due 08/25/2033 (b)	635,921	635,956

The accompanying notes are an integral part of the financial statements.
63

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
CSAB Mortgage Backed Trust,
Series 2006-1, Class A1A
4.8888% due 06/25/2036 (b)	$309,566	$308,888
Fannie Mae Whole Loan, Series 2003-W6, Class F
5.13313% due 09/25/2042 (b)	818,563	811,134
Fannie Mae, Series 2005-120, Class NF
4.88313% due 01/25/2021 (b)	641,742	640,639
Fannie Mae, Series 2006-5, Class 3A2
4.66888% due 05/25/2035 (b)	1,200,000	1,202,015
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
6.133% due 02/25/2045 (b)	419,900	419,394
Federal Home Loan Mortgage Corp.,
Series 2003-2631, Class PC
4.50% due 03/15/2016	7,288,949	7,251,778
Federal Home Loan Mortgage Corp.,
Series 2004-2770, Class YW
4.00% due 06/15/2022	783,171	778,700
Federal Home Loan Mortgage Corp.,
Series 2004-2895, Class F
5.0019% due 06/15/2031 (b)	739,128	734,838
Federal Home Loan Mortgage Corp.,
Series 2005-2987, Class HD
4.50% due 07/15/2018	4,125,551	4,082,709
Federal Home Loan Mortgage Corp.,
Series 2006-3117, Class PN
5.00% due 11/15/2021	973,068	973,506
Federal National Mortgage Association
4.9131% due 03/25/2036 (b)	1,328,680	1,323,275
5.0831% due 03/25/2036 (b)	2,608,671	2,570,228
First Horizon Asset Securities, Inc., Series
2003-AR2, Class 2A1
4.73472% due 07/25/2033 (b)	139,384	138,565
First Horizon Asset Securities, Inc., Series
2003-AR4, Class 2A1
4.41133% due 12/25/2033 (b)	360,404	357,787
First Horizon Asset Securities, Inc., Series
2005-AR3, Class 2A1
5.37108% due 08/25/2035 (b)	193,272	193,524
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
5.0019% due 11/15/2031 (b)	496,483	488,524
GMAC Mortgage Corp. Loan Trust, Series
2004-AR1, Class 22A
4.31867% due 06/25/2034 (b)	36,592	36,058
GMAC Mortgage Corp. Loan Trust,
Series 2004-J4, Class A1
5.50% due 09/25/2034	1,085,798	1,085,888
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
4.86875% due 10/25/2046 (b)	2,397,366	2,361,793
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
4.3843% due 10/25/2033 (b)	38,731	38,516
GS Mortgage Securities Corp., Series 2003-1,
Class A2
5.4888% due 01/25/2032 (b)	473,968	475,220

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.603% due 03/25/2033 (b)	$294,199	$288,677
Harborview Mortgage Loan Trust, Series 2003-1,
Class A
4.97784% due 05/19/2033 (b)	528,104	519,350
Harborview Mortgage Loan Trust, Series 2005-4,
Class 3A1
5.14776% due 07/19/2035 (b)	63,323	62,446
Harborview Mortgage Loan Trust, Series 2006-1,
Class 2A1A
4.9263% due 03/19/2037 (b)	1,647,090	1,595,156
Harborview Mortgage Loan Trust, Series 2006-12,
Class 2A11
4.77625% due 01/19/2038 (b)	1,696,278	1,685,462
Harborview Mortgage Loan Trust,
Series 2006-12, Class 2A2A
4.87625% due 01/19/2038	2,582,619	2,491,896
Impac Secured Assets Corp., Series 2006-4, Class
A2A
4.86875% due 01/25/2037 (b)	1,836,561	1,833,239
Indymac Index Mortgage Loan Trust, Series
2004-AR11, Class 2A
5.04849% due 12/25/2034 (b)	113,468	112,049
JP Morgan Mortgage Trust, Series 2003-A2, Class
3A1
4.39045% due 11/25/2033 (b)	314,655	309,594
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0235% due 02/25/2035 (b)	618,714	605,372
JP Morgan Mortgage Trust,
Series 2004-S1, Class 1A3
4.50% due 08/25/2019	2,024,235	2,015,045
Lehman XS Trust, Series 2006-4N, Class A1A
4.8688% due 04/25/2046 (b)	600,540	596,672
Mastr Adjustable Rate Mortgages Trust, Series
2004-6, Class 4A4
4.138848% due 07/25/2034 (b)	400,000	396,489
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
5.09188% due 12/15/2030 (b)	1,180,408	1,153,107
Merrill Lynch Mortgage Investors, Inc., Series
2003-A2, Class 1A1
5.70958% due 02/25/2033 (b)	505,886	511,737
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 1A
4.25% due 10/25/2035 (b)	1,614,758	1,551,766
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-C, Class A1
5.1188% due 06/25/2028 (b)	869,183	857,995
Merrill Lynch Mortgage Trust,
Series 2004-BPC1, Class A1
3.585% due 10/12/2041	603,214	594,689
Residential Accredit Loans, Inc.,
Series 2006-QO3, Class A1
4.9988% due 04/25/2046 (b)	1,927,520	1,867,344

The accompanying notes are an integral part of the financial statements.
64

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Residential Funding Mortgage Securities I, Series
2005-SA4, Class 1A21
5.21595% due 09/25/2035 (b)	$220,727	$217,028
Sequoia Mortgage Trust, Series 5, Class A
5.0363% due 10/19/2026 (b)	330,790	327,851
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
4.18% due 02/25/2034 (b)	231,955	229,922
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A2
4.58% due 02/25/2034 (b)	1,275,752	1,302,238
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 7A1
5.21% due 09/25/2034 (b)	1,013,202	1,006,513
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-19, Class 2A1
6.263% due 01/25/2035 (b)	954,069	944,218
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-4, Class 3A2
4.59% due 04/25/2034 (b)	504,522	502,402
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR3, Class 12A1
5.0088% due 05/25/2036 (b)	2,178,078	2,089,847
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
4.90875% due 09/25/2046 (b)	2,279,288	2,242,908
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
6.0633% due 11/25/2042 (b)	700,932	704,454
WaMu Mortgage Pass-Through Certificates, Series
2003-AR5, Class A7
4.208% due 06/25/2033 (b)	242,982	241,292
WaMu Mortgage Pass-Through Certificates, Series
2005-AR13, Class A1A1
5.0788% due 10/25/2045 (b)	234,697	228,399
WaMu Mortgage Pass-Through Certificates, Series
2005-AR2, Class 2A1A
5.0988% due 01/25/2045 (b)	422,221	413,921
WaMu Mortgage Pass-Through Certificates, Series
2005-AR6, Class 2A1A
5.0188% due 04/25/2045 (b)	722,433	696,078
WaMu Mortgage Pass-Through Certificates, Series
2006-AR17, Class 1A1A
5.673% due 12/25/2046 (b)	550,343	539,061
WaMu Mortgage Pass-Through Certificates, Series
2006-AR3, Class A1A
5.8633% due 02/25/2046 (b)	1,287,256	1,251,875
WaMu Mortgage Pass-Through Certificates,
Series 2003-R1, Class A1
5.3288% due 12/25/2027 (b)	1,287,919	1,268,479
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S, Class A1
3.53963% due 09/25/2034 (b)	2,269,215	2,236,196

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
United States (continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	$2,189,665	$2,166,790

		119,102,955

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $125,141,859)		$125,565,521

ASSET BACKED SECURITIES - 6.33%
United States - 6.33%
ACE Securities Corp.,
Series 2006-ASP4, Class A2A
4.8388% due 08/25/2036 (b)	1,234,977	1,214,483
ACE Securities Corp., Series 2006-HE1, Class A2A
4.8688% due 02/25/2036 (b)	357,659	355,570
ACE Securities Corp., Series 2006-NC1, Class A2A
4.8588% due 12/25/2035 (b)	266,693	264,885
ACE Securities Corp., Series 2006-NC1, Class A2B
4.9388% due 12/25/2035 (b)	2,500,000	2,452,345
Argent Securities, Inc., Series 2006-M2, Class A2A
4.83875% due 09/25/2036 (b)	1,355,078	1,333,678
Asset Backed Funding Certificates,
Series 2006-OPT1, Class A3A
4.8231% due 09/25/2036 (b)	295,228	290,456
Asset Backed Securities Corp.,
Home Equity Series 2006-HE3, Class A3
4.8488% due 03/25/2036 (b)	320,265	318,637
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
4.72188% due 08/15/2021 (b)	372,038	366,922
Countrywide Asset-Backed Certificates, Series
2006-1, Class AF1
4.9188% due 07/25/2036 (b)	153,550	153,184
Countrywide Asset-Backed Certificates, Series
2006-4, Class 2A1
4.8588% due 07/25/2036 (b)	406,838	404,352
Countrywide Asset-Backed Certificates,
Series 2006-25, Class 2A1
4.85875% due 06/25/2037 (b)	2,453,345	2,384,966
Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A1
4.8588% due 06/25/2036 (b)	436,686	433,709
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
4.83875% due 11/25/2036 (b)	2,177,950	2,095,937
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF18, Class A2A
4.85875% due 12/25/2037 (b)	2,281,415	2,222,278
GSAMP Trust, Series 2006-NC1, Class A1
4.8588% due 02/25/2036 (b)	398,153	395,179
GSAMP Trust, Series 2006-SD1, Class A1
4.9088% due 12/25/2035 (b)	373,881	372,070
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
4.88875% due 11/25/2030 (b)	195,178	193,290

The accompanying notes are an integral part of the financial statements.
65

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Honda Auto Receivables Owner Trust,
Series 2006-2, Class A2
5.42% due 12/22/2008	$233,408	$233,395
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
4.83313% due 12/25/2036 (b)	2,397,476	2,329,487
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	1,097,162
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
4.83875% due 08/25/2036 (b)	1,437,263	1,407,620
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
4.73188% due 09/15/2021 (b)	507,168	506,591
Lehman Brothers-UBS
Commercial Mortgage Trust,
Series 2003-C1, Class A2
3.323% due 03/15/2027	4,420,000	4,390,760
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
5.06875% due 10/25/2034 (b)	134,514	129,325
Long Beach Mortgage Loan Trust, Series 2006-2,
Class 2A1
4.8588% due 03/25/2036 (b)	32,301	32,244
Long Beach Mortgage Loan Trust,
Series 2006-WL1, Class 2A1
4.8788% due 01/25/2046 (b)	771,865	767,513
Master Asset Backed Securities Trust,
Series 2005-NC2, Class A1
4.8988% due 11/25/2035 (b)	6,701	6,697
Master Asset Backed Securities Trust,
Series 2006-HE1, Class A1
4.8688% due 01/25/2036 (b)	49,232	49,147
Master Asset Backed Securities Trust,
Series 2006-NC1, Class A1
4.8688% due 01/25/2036 (b)	26,207	26,162
Merrill Lynch Mortgage Investors Trust, Series
2006-RM5, Class A2A
4.84875% due 10/25/2037 (b)	484,221	452,266
Morgan Stanley Capital I, Series 2006-NC2, Class
A2B
4.90875% due 02/25/2036 (b)	3,900,000	3,805,444
Morgan Stanley Capital I,
Series 2006-NC2, Class A2A
4.8588% due 02/25/2036 (b)	617,526	614,269
New Century Home Equity Loan Trust,
Series 2005-D, Class A2B
4.95875% due 02/25/2036 (b)	2,723,722	2,713,393
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
4.85875% due 03/25/2036 (b)	373,999	370,027
Nomura Asset Acceptance Corp., Series 2006-S1,
Class A1
4.9288% due 01/25/2036 (b)	143,872	135,250
Residential Asset Mortgage Products, Inc., Series
2006-RZ5, Class A1A
4.88875% due 08/25/2046 (b)	1,910,279	1,874,524

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
United States (continued)
Residential Asset Mortgage Products, Inc.,
Series 2006-NC2, Class A1
4.8688% due 02/25/2036 (b)	$92,132	$91,968
Residential Asset Mortgage Products, Inc.,
Series 2006-RS1, Class AI1
4.8688% due 01/25/2036 (b)	34,030	33,971
Residential Asset Securities Corp., Series
2006-KS6, Class A1
4.82875% due 08/25/2036 (b)	1,003,333	994,819
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
4.85875% due 11/25/2036 (b)	1,968,208	1,926,077
Residential Asset Securities Corp.,
Series 2006-EMX1, Class A1
4.8688% due 01/25/2036 (b)	65,701	65,588
Residential Asset Securities Corp.,
Series 2006-KS2, Class A1
4.8588% due 03/25/2036 (b)	55,018	54,901
Residential Asset Securities Corp.,
Series 2006-KS7, Class A1
4.8388% due 09/25/2036 (b)	1,043,318	1,032,673
SACO I, Inc., Series 2005-10, Class 1A
5.04875% due 06/25/2036 (b)	697,567	669,387
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
4.83875% due 10/25/2036 (b)	1,190,207	1,161,401
Soundview Home Equity Loan Trust, Series
2006-EQ2, Class A1
4.86875% due 01/25/2037 (b)	1,898,889	1,869,149
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2A
4.8688% due 12/25/2036 (b)	588,615	582,375
Structured Asset Securities Corp., Series 2005-S7,
Class A1
4.91875% due 12/25/2035 (b)	239,331	238,687
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3243% due 10/25/2035 (b)	1,155,249	1,151,056
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	3,000,000	3,023,844
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1A
5.0188% due 10/25/2035 (b)	1,113,314	1,095,960
Wells Fargo Home Equity Trust,
Series 2005-3, Class AII2
5.0288% due 11/25/2035 (b)	1,764,034	1,747,469
Wells Fargo Home Equity Trust,
Series 2005-4, Class AII1
4.9088% due 12/25/2035 (b)	364,503	363,559

		52,296,101

TOTAL ASSET BACKED SECURITIES
(Cost $53,003,410)		$52,296,101

The accompanying notes are an integral part of the financial statements.
66

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS - 0.44%
Cayman Islands - 0.20%
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. *	1,700,000	$1,632,180
United States - 0.24%
Fresenius Medical Care Capital Trust	700	701,750
Mizuho Preferred Capital Company, LLC *	1,300,000	1,330,845

		2,032,595

TOTAL PREFERRED STOCKS (Cost $3,770,291)		$3,664,775

TERM LOANS - 1.83%
United States - 1.83%
Chrysler Financial
8.90% due 08/03/2012	10,200,000	9,988,707
Ford Motor Company, Term B
8.70% due 11/29/2013	992,500	930,131
Georgia Pacific Corp.
7.18% due 12/20/2012 (b)	982,500	932,579
HCA, Inc.
7.45% due 11/01/2013 (b)	1,290,250	1,238,453
Shackleton B Event Linked Loan
13.00% due 08/01/2008 (b)	1,000,000	997,500
Shackleton C Event Linked Loan
12.875% due 08/01/2008 (b)	1,000,000	997,500

		15,084,870

TOTAL TERM LOANS (Cost $14,945,250)		$15,084,870

OPTIONS - 3.18%
Denmark - 0.12%
Over The Counter European Style Call on the EUR
vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	629,260
Over The Counter European Style Put on the EUR
vs. USD
Expiration 07/08/2010 at $1.392 *	7,300,000	330,489

		959,749
France - 0.02%
Over The Counter European Purchase Call Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	75,325
Over The Counter European Purchase Put Option
on the EUR vs. JPY
Expiration 07/10/2008 at $161.40 *	1,900,000	113,352

		188,677
Germany - 0.00%
EUREX American Call on Euro-Shatz Futures
Expiration 02/22/2008 at $107.00 *	33,800,000	2,473
Expiration 02/22/2008 at $107.50 *	74,000,000	5,413
EUREX American Put on Euro-Bund Futures
Expiration 02/22/2008 at $105.50 *	82,500,000	12,069
Expiration 02/22/2008 at $106.00 *	39,100,000	5,720

		25,675

Global Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
United States - 3.04%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 2 Yrs. Futures
Expiration 02/22/2008 at $118.00 *	656,000	$5,125
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 Yrs. Futures
Expiration 02/22/2008 at $124.00 *	272,000	4,250
Expiration 02/22/2008 at $126.00 *	463,000	7,234
Expiration 02/22/2008 at $127.00 *	1,709,000	26,703
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 03/17/2008 at $91.75 *	275,000	688
Expiration 03/17/2008 at $92.00 *	622,500	1,556
Over The Counter European Purchase Call FNMA
TBA, 5.00%
Expiration 12/05/2007 at $103.875 *	9,000,000	0
Over The Counter European Purchase Call on
FNMA TBA, 5.00%
Expiration 02/05/2008 at $102.50 *	42,000,000	2,100
Expiration 02/05/2008 at $103.75 *	14,000,000	0
Over The Counter European Purchase Call Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	3,200,000	341,670
Expiration 05/21/2008 at $1.3550 *	5,200,000	586,967
Expiration 05/19/2010 at $1.3665 *	1,600,000	173,438
Expiration 05/21/2010 at $1.3750 *	1,600,000	164,724
Expiration 06/03/2010 at $1.3750 *	4,100,000	434,418
Over The Counter European Purchase Call Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	416,376
Expiration 01/18/2008 at $114.65 *	10,500,000	33,537
Expiration 02/13/2008 at $115.35 *	17,900,000	58,963
Expiration 12/05/2007 at $116.00 *	6,600,000	139
Expiration 01/18/2008 at $120.00 *	5,500,000	1,128
Over The Counter European Purchase Put on
FNMA TBA, 5.50%
Expiration 12/05/2007 at $86.9375 *	149,500,000	2
Over The Counter European Purchase Put on
FNMA TBA, 6.00%
Expiration 12/05/2007 at $88.75 *	15,000,000	0
Expiration 12/05/2007 at $89.546875 *	12,600,000	0
Over The Counter European Purchase Put Option
on the EUR vs. USD
Expiration 05/21/2008 at $1.3620 *	3,200,000	20,093
Expiration 05/21/2008 at $1.3550 *	5,200,000	28,847
Expiration 05/19/2010 at $1.3665 *	1,600,000	52,931
Expiration 05/21/2010 at $1.3750 *	1,600,000	56,564
Expiration 06/03/2010 at $1.3750 *	4,100,000	132,048
Over The Counter European Purchase Put Option
on the USD vs. JPY
Expiration 03/17/2010 at $103.80 *	8,000,000	387,288
Expiration 01/18/2008 at $114.65 *	10,500,000	422,804
Expiration 02/13/2008 at $115.35 *	17,900,000	882,613
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 09/26/2008 at $4.75 *	81,300,000	1,612,642
Expiration 09/26/2008 at $4.75 *	19,600,000	388,780
Expiration 09/08/2009 at $4.75 *	57,800,000	954,162

The accompanying notes are an integral part of the financial statements.
67

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
United States (continued)
Over The Counter European Style Call on
USD-LIBOR Rate Swaption (continued)
Expiration 03/31/2008 at $4.75 *		238,500,000	$4,669,329
Expiration 03/31/2008 at $4.75 *		93,600,000	1,832,491
Expiration 09/26/2008 at $4.75 *		4,600,000	91,244
Expiration 08/28/2009 at $5.00 *		37,000,000	721,330
Expiration 08/28/2009 at $5.00 *		74,100,000	1,444,609
Expiration 08/28/2009 at $5.00 *		16,200,000	315,825
Expiration 12/20/2007 at $5.00 *		52,300,000	1,126,542
Expiration 02/01/2008 at $5.00 *		121,000,000	2,783,605
Expiration 08/03/2009 at $5.30 *		206,500,000	4,925,335

			25,108,100

TOTAL OPTIONS (Cost $12,183,862)			$26,282,201

REPURCHASE AGREEMENTS - 0.73%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$6,037,937 on 12/03/2007,
collateralized by $6,010,000
Federal National Mortgage
Association, 5.125% due
11/02/2012 (valued at $6,160,250,
including interest)		$6,036,000	$6,036,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,036,000)			$6,036,000

SHORT TERM INVESTMENTS - 7.57%
Kingdom of Belgium
zero coupon due 03/13/2008	EUR	28,000,000	$40,503,320
Rabobank USA Finance Corp.
4.57% due 12/03/2007		$17,400,000	17,395,582
U.S. Treasury Bills
zero coupon due 12/13/2007 ****		4,615,000	4,609,201

TOTAL SHORT TERM INVESTMENTS
(Cost $62,617,837)			$62,508,103

Total Investments (Global Bond Fund)
(Cost $1,231,268,454) - 153.17%			$1,265,226,913
Liabilities in Excess of Other Assets - (53.17)%			(439,173,455)

TOTAL NET ASSETS - 100.00%			$826,053,458

Schedule of Securities Sold Short
		Shares or
		Principal
		Amount	Value

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 55.77%
Federal National Mortgage Association
5.00%, TBA **		$61,999,413	$60,711,491

TOTAL FEDERAL NATIONAL MORTGAGE
ASSOCIATION (Proceeds $59,237,455)			$60,711,491

	Shares or
	Principal
	Amount	Value

U.S. TREASURY BONDS - 2.24%
U.S. Treasury Bonds
4.50%, due 02/15/2036	$2,400,000	$2,434,874

TOTAL U.S. TREASURY
BONDS (Proceeds $2,353,621)		$2,434,874

U.S. TREASURY NOTES - 41.99%
U.S. Treasury Notes
4.875%, due 08/15/2016	25,300,000	$27,033,455
4.625%, due 02/15/2017	3,500,000	$3,676,641
4.50%, due 05/15/2017	14,400,000	$15,000,754

TOTAL U.S. TREASURY
NOTES (Proceeds $44,416,546)		$45,710,850

Total Securities Sold Short
(Proceeds $106,007,621)		$108,857,215

Global Real Estate Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.58%
Australia - 9.33%
Abacus Property Group	1,467,172	$2,351,555
Aspen Group, Ltd.	1,460,435	3,551,186
Becton Property Group	519,893	2,207,480
Centro Properties Group, Ltd.	768,172	3,736,378
Centro Retail Group	154,558	193,796
Charter Hall Group	1,462,465	3,446,374
FKP Property Group, Ltd. (a)	400,341	2,593,009
ING Industrial Fund (a)	472,251	1,124,363
Lend Lease Corp.	84,516	1,441,637
Macquarie Goodman Group, Ltd.	1,379,943	7,560,643
Macquarie Leisure Trust Group (a)	814,618	2,583,230
Mirvac Group, Ltd.	624,980	3,193,070
Stockland Company, Ltd.	399,947	3,196,362
Valad Property Group	2,082,776	2,953,879
Westfield Group	375,013	6,797,033

		46,929,995
Austria - 0.34%
Conwert Immobilien Invest AG *	100,000	1,721,322
Brazil - 0.87%
Brasil Brokers Participacoes SA *	400	234,284
Construtora Tenda SA *	285,450	1,456,946
Iguatemi Empresa de Shopping Centers SA	131,250	1,947,481
Multiplan Empreendimentos Imobiliarios SA *	54,300	737,852

		4,376,563
Canada - 1.36%
Allied Properties Real Estate Investment
Trust, REIT	52,450	1,104,128
Boardwalk Real Estate Investment Trust	49,600	2,247,984
Brookfield Properties Corp. (a)	77,170	1,659,155
Morguard Real Estate Investment Trust	135,200	1,825,291

		6,836,558

The accompanying notes are an integral part of the financial statements.
68

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China - 1.55%
Guangzhou R&F Properties Company, Ltd. -
H Shares	969,800	$4,184,412
Shui On Land, Ltd. (a)	2,920,000	3,629,940

		7,814,352
Finland - 0.58%
Sponda OYJ	100,000	1,173,199
Technopolis Oyj	225,000	1,747,255

		2,920,454
France - 3.23%
Fonciere Des Regions	16,000	2,214,289
Icade	30,000	2,189,828
Orco Property Group SA (a)	5,000	665,222
Societe de la Tour Eiffel	12,000	1,809,925
Unibail-Rodamco	26,637	5,976,242
Unibail-Rodamco	14,963	3,376,841

		16,232,347
Germany - 0.98%
Colonia Real Estate AG *	50,000	1,409,961
IVG Immobilien AG	65,000	2,585,117
Magnat Real Estate Opportunities GmbH &
Company. KGAA *	400,000	936,289

		4,931,367
Guernsey - 0.50%
Camper & Nicholsons Marina Investments, Ltd. *	1,200,000	1,615,937
Eurocastle Investment, Ltd.	30,000	886,077

		2,502,014
Hong Kong - 15.96%
C C Land Holdings, Ltd. (a)	504,000	855,466
China Overseas Land & Investment, Ltd.	3,437,166	7,851,932
China Resources Land, Ltd.	2,135,000	5,125,352
Hang Lung Properties, Ltd.	1,634,592	7,544,477
Henderson Land Development Company, Ltd. (a)	938,000	8,338,139
Kerry Properties, Ltd. (a)	953,000	8,689,561
New World China Land, Ltd. (a)	800,000	833,569
New World Development Company, Ltd.	3,731,000	14,293,788
Sun Hung Kai Properties, Ltd.	1,287,000	26,786,481

		80,318,765
India - 0.19%
DLF, Ltd.	41,000	971,228
Italy - 0.37%
Risanamento SpA *	300,000	1,829,866
Japan - 13.57%
Aeon Mall Company, Ltd.	94,000	2,525,342
Japan Real Estate Investment Corp., REIT	542	6,900,849
Mitsubishi Estate Company, Ltd.	833,000	22,526,416
Mitsui Fudosan Company, Ltd.	785,000	20,266,965
Nippon Building Fund, Inc., REIT	490	7,088,229
Sumitomo Realty &
Development Company, Ltd.	294,000	8,953,243

		68,261,044

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia - 0.43%
IGB Corp. BHD	1,600,000	$1,097,855
SP Setia BHD	250,000	568,065
Sunrise Berhad	482,000	492,046

		2,157,966
Netherlands - 0.27%
Eurocommercial Properties NV (a)	25,000	1,370,726
Norway - 0.45%
Norwegian Property ASA	143,375	1,582,712
Scandinavian Property Development ASA *	120,590	673,930

		2,256,642
Philippines - 0.40%
Megaworld Corp.	21,752,200	2,031,099
Russia - 0.13%
Sistema Hals *	73,250	651,925
Singapore - 5.41%
Allgreen Properties, Ltd. (a)	1,861,000	2,083,857
Ascendas India Trust *	1,710,000	1,712,362
Ascendas., REIT *	512,000	828,247
Capitaland, Ltd. *	1,380,000	6,701,445
CapitaMall Trust *	1,521,000	3,409,511
CDL Hospitality Trusts, REIT	713,040	1,072,015
City Developments, Ltd.	275,000	2,729,397
Hong Kong Land Holdings, Ltd.	1,665,000	8,313,953
The Ascott Group, Ltd.	397,872	381,735

		27,232,522
South Africa - 0.66%
Growthpoint Properties, Ltd. (a)	900,000	2,127,421
Madison Property Fund Managers Holdings,
Ltd. *	800,000	1,176,146

		3,303,567
Sweden - 0.23%
Lennart Wallenstam Byggnads AB, Series B	65,000	1,166,693
United Kingdom - 7.27%
Aseana Properties, Ltd. *	1,000,000	1,000,000
Big Yellow Group PLC	200,000	1,914,459
British Land Company PLC	190,000	3,587,678
Dawnay Day Sirius, Ltd. *	1,000,330	1,024,785
Derwent Valley Holdings PLC	85,000	2,627,695
Equest Balkan Properties PLC	647,078	1,109,354
Great Portland Estates PLC	193,540	1,991,031
Hammerson PLC	100,000	2,130,874
Helical Bar PLC	47,765	371,822
Hirco PLC *	200,000	1,679,799
Land Securities Group PLC	205,000	6,345,396
London & Stamford Property, Ltd. *	620,000	1,277,845
Mapeley, Ltd. (a)	30,000	900,619
Mucklow A & J Group PLC	50,000	299,805
North Real Estate Opportunities Fund, Ltd. *	600,000	860,215
Northern European Properties, Ltd.	700,000	694,832
Safestore Holdings, Ltd.	517,920	1,692,346

The accompanying notes are an integral part of the financial statements.
69

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Segro PLC, REIT	140,000	$1,268,160
South African Property Opportunities PLC *	1,250,000	2,865,410
Terrace Hill Group PLC	1,028,574	1,261,633
Unite Group PLC	200,000	1,681,526

		36,585,284
United States - 33.50%
Apartment Investment & Management
Company, Class A, REIT	112,180	4,461,399
Avalon Bay Communities, Inc., REIT	107,010	10,641,074
BioMed Realty Trust, Inc., REIT	85,990	1,941,654
Boston Properties, Inc., REIT	75,400	7,420,868
BRE Properties, Inc., Class A, REIT	102,000	4,544,100
Digital Realty Trust, Inc., REIT	46,850	1,787,796
Douglas Emmett, Inc., REIT	201,350	4,834,414
Equity Lifestyle Properties, Inc., REIT	69,480	3,223,177
Equity Residential, REIT	145,500	5,414,055
Essex Property Trust, Inc., REIT	7,820	811,247
Federal Realty Investment Trust, REIT	80,840	6,725,080
FelCor Lodging Trust, Inc., REIT	155,800	2,728,058
General Growth Properties, Inc., REIT	222,200	10,318,968
Host Hotels & Resorts, Inc., REIT	536,060	10,286,991
LaSalle Hotel Properties, REIT	57,550	2,140,860
LTC Properties, Inc., REIT	32,030	753,986
Mack-California Realty Corp., REIT	4,100	146,329
Nationwide Health Properties, Inc., REIT	118,420	3,704,178
Parkway Properties, Inc., REIT	22,500	890,325
ProLogis, REIT	206,690	13,521,660
Public Storage, Inc., REIT	88,500	6,844,590
Regency Centers Corp., REIT	109,730	7,290,461
Saul Centers, Inc., REIT	21,750	1,241,707
Senior Housing Properties Trust, REIT	97,150	2,146,043
Simon Property Group, Inc., REIT	176,140	17,340,983
SL Green Realty Corp., REIT	76,900	7,989,910
Starwood Hotels & Resorts Worldwide, Inc.	54,689	2,935,706
Tanger Factory Outlet Centers, Inc., REIT	87,650	3,690,941
Taubman Centers, Inc., REIT	40,850	2,186,701
The Macerich Company, REIT	52,800	4,099,920
Ventas, Inc., REIT	69,750	3,041,100
Vornado Realty Trust, REIT	149,676	13,470,840

		168,575,121

TOTAL COMMON STOCKS (Cost $452,085,160)		$490,977,420

RIGHTS - 0.00%
South Africa - 0.00%
Growthpoint Properties, Ltd. (Expiration Date:
12/07/2007, Strike Price: ZAR 1650) * (a)	1	0

TOTAL RIGHTS (Cost $0)		$0

Global Real Estate Fund (continued)
		Shares or
		Principal
		Amount	Value

CONVERTIBLE BONDS - 0.04%
Germany - 0.04%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	$211,328

TOTAL CONVERTIBLE BONDS (Cost $222,952)			$211,328

SHORT TERM INVESTMENTS - 6.79%
John Hancock Cash Investment Trust (c)		$34,158,179	$34,158,179

TOTAL SHORT TERM INVESTMENTS
(Cost $34,158,179)			$34,158,179

REPURCHASE AGREEMENTS - 1.52%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$7,675,462 on 12/03/2007,
collateralized by $7,725,000
Federal National Mortgage
Association, 6.02% due
08/08/2025 (valued at $7,831,219,
including interest)		$7,673,000	$7,673,000

TOTAL REPURCHASE AGREEMENTS
(Cost $7,673,000)			$7,673,000

Total Investments (Global Real Estate Fund)
(Cost $494,139,291) - 105.93%			$533,019,927
Liabilities in Excess of Other Assets - (5.93)%			(29,851,501)

TOTAL NET ASSETS - 100.00%			$503,168,426

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Real Estate		92.19%
Building Materials & Construction		2.99%
Investment Companies		0.87%
Hotels & Restaurants		0.58%
Financial Services		0.51%

High Income Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 1.26%
Brazil - 1.26%
Federative Republic of Brazil
12.50% due 01/05/2016	BRL	8,600,000	$5,133,280

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,677,212)			$5,133,280

CORPORATE BONDS - 58.49%
Advertising - 0.95%
Vertis, Inc.
9.75% due 04/01/2009		$3,108,000	2,890,440

The accompanying notes are an integral part of the financial statements.
70

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
Vertis, Inc. (continued)
10.875% due 06/15/2009	$1,500,000	$982,500

		3,872,940
Air Travel - 4.12%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	109,824	105,510
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	512,000	506,880
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014	980,000	989,800
AMR Corp., Series MTNB
10.40% due 03/10/2011	4,500,000	4,505,625
Gol Finance
8.75% due 04/29/2049	2,780,000	2,641,000
Northwest Airlines
6.625% due 02/15/2023 ^	15,690,000	588,375
7.625% due 11/15/2023 ^	8,745,000	327,938
8.70% due 03/15/2049 ^	2,055,000	82,200
8.875% due 06/01/2049 ^	6,360,000	246,450
9.875% due 03/15/2037 ^	7,045,000	281,800
10.00% due 02/01/2009 ^	3,115,000	120,706
Northwest Airlines Corp.
zero coupon due 01/16/2017	4,470,000	156,450
United Airlines, Inc., Series 00-2
7.762% due 10/01/2049 ^	6,676,394	6,209,047

		16,761,781
Aluminum - 0.90%
CII Carbon LLC
11.125% due 11/15/2015	3,715,000	3,659,275
Apparel & Textiles - 0.09%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)	365,000	359,525
Auto Parts - 0.27%
Federal-Mogul Corp.
7.50% due 01/15/2009 ^	525,000	430,500
7.875% due 07/01/2010 ^	830,000	680,600

		1,111,100
Broadcasting - 6.21%
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	1,700,000
12.75% due 02/15/2014	3,675,000	3,610,688
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	4,100,000	3,966,750
XM Satellite Radio Holdings, Inc.
1.75% due 12/01/2009	3,585,000	3,213,056
XM Satellite Radio, Inc.
9.4113% due 05/01/2013 (b)	5,295,000	5,162,625
9.75% due 05/01/2014	7,630,000	7,630,000

		25,283,119
Building Materials & Construction - 0.25%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	1,031,150

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services - 1.42%
Allied Security Escrow Corp.
11.375% due 07/15/2011	$276,000	$262,200
Minerva Overseas, Ltd.
9.50% due 02/01/2017	2,050,000	2,019,250
MSX International UK
12.50% due 04/01/2012	1,185,000	1,113,900
West Corp.
11.00% due 10/15/2016	2,365,000	2,365,000

		5,760,350
Cable & Television - 5.66%
Adelphia Communications Corp.
7.75% due 01/15/2009 ^	3,000,000	472,500
9.875% due 03/01/2049 ^	1,965,000	309,488
10.25% due 11/01/2049 ^	985,000	152,675
Century Communications
8.375% due 12/15/2049 ^	1,000,000	28,750
Charter Communications Holdings I LLC
10.00% due 05/15/2014	995,000	634,312
11.75% due 05/15/2014	4,680,000	3,182,400
12.125% due 01/15/2015	2,325,000	1,604,250
13.50% due 01/15/2014 (a)	1,455,000	1,113,075
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	9,640,000	8,386,800
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	1,345,000	1,328,188
Charter Communications Holdings LLC
9.92% due 04/01/2014	510,000	325,125
Charter Communications Operating LLC
8.00% due 04/30/2012	2,765,000	2,702,787
Insight Communications, Inc.
12.25% due 02/15/2011	74,000	77,052
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	18,765
Young Broadcasting, Inc.
8.75% due 01/15/2014	37,000	27,010
10.00% due 03/01/2011	3,360,000	2,688,000

		23,051,177
Cellular Communications - 6.59%
American Cellular Corp.
10.00% due 08/01/2011	4,450,000	4,661,375
American Tower Corp.
5.00% due 02/15/2010	441,000	439,898
Centennial Communications Corp.
10.00% due 01/01/2013	2,430,000	2,527,200
10.9806% due 01/01/2013 (b)	600,000	613,500
Cricket Communications, Inc.
9.375% due 11/01/2014	1,250,000	1,162,500
Dobson Communications Corp.
8.375% due 11/01/2011	335,000	359,287
8.875% due 10/01/2013	7,325,000	7,874,375
9.875% due 11/01/2012	1,180,000	1,289,150
Dobson Communications Corp., Series B
8.375% due 11/01/2011	976,000	1,046,760

The accompanying notes are an integral part of the financial statements.
71

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rural Cellular Corp.
8.58% due 06/01/2013 (b)	$4,810,000	$4,882,150
9.875% due 02/01/2010	1,220,000	1,265,750
10.6613% due 11/01/2012 (b)	695,000	708,900

		26,830,845
Chemicals - 1.63%
American Pacific Corp.
9.00% due 02/01/2015	4,980,000	5,042,250
Sterling Chemicals, Inc.
10.25% due 04/01/2015	340,000	340,000
Tronox Worldwide LLC
9.50% due 12/01/2012	1,320,000	1,260,600

		6,642,850
Containers & Glass - 2.04%
BWAY Corp.
10.00% due 10/15/2010	755,000	758,775
Graphic Packaging International Corp.
9.50% due 08/15/2013	2,750,000	2,722,500
Pliant Corp.
11.125% due 09/01/2009 ^	552,000	454,020
11.625% due 06/15/2009 ^	854,636	916,597
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	3,160,000	3,033,600
US Corrugated, Inc.
10.00% due 06/12/2013	460,000	423,200

		8,308,692
Crude Petroleum & Natural Gas - 0.55%
McMoRan Exploration Company
11.875% due 11/15/2014	2,225,000	2,252,813
Drugs & Health Care - 0.67%
Duane Reade, Inc.
9.75% due 08/01/2011	3,000,000	2,730,000
Electrical Utilities - 0.80%
CMS Energy Corp.
8.50% due 04/15/2011	37,000	39,832
Orion Power Holdings, Inc.
12.00% due 05/01/2010	2,945,000	3,210,050

		3,249,882
Electronics - 0.64%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009	919,000	551,400
10.00% due 02/15/2009	2,170,000	2,072,350

		2,623,750
Energy - 0.38%
Exide Technologies, Series B
10.50% due 03/15/2013	1,600,000	1,528,000
Financial Services - 1.09%
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013	1,122,000	1,110,780
TAM Capital, Inc.
7.375% due 04/25/2017	475,000	415,031

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ucar Finance, Inc.
10.25% due 02/15/2012		$2,828,000	$2,912,840

			4,438,651

Food & Beverages - 1.25%
ASG Consolidated LLC/ASG Finance, Inc.
zero coupon, Step up to 11.5% on
11/01/2008 due 11/01/2011		4,360,000	4,011,200
Constellation Brands, Inc., Series B
8.125% due 01/15/2012		55,000	54,725
Dole Food Company, Inc.
7.25% due 06/15/2010		1,100,000	1,006,500

			5,072,425

Forest Products - 0.07%
Tembec Industries, Inc.
8.50% due 02/01/2011		720,000	293,400
Gold - 0.42%
New Gold, Inc.
10.00% due 06/28/2017	CAD	2,035,000	1,719,661
Healthcare Services - 1.25%
Healthsouth Corp.
11.4091% due 06/15/2014 (b)		$5,000,000	5,075,000
Holdings Companies/Conglomerates - 1.69%
UAL Corp.
4.50% due 06/30/2021		5,080,000	6,875,780
Homebuilders - 0.01%
Meritage Homes Corp.
7.00% due 05/01/2014		18,000	13,770
Standard Pacific Corp.
6.50% due 10/01/2008		37,000	32,190

			45,960

Hotels & Restaurants - 0.35%
Buffalo Thunder Development Authority
9.375% due 12/15/2014		1,595,000	1,435,500
International Oil - 0.41%
Dominion Petroleum Acquisitions
8.50% due 10/01/2011		1,685,000	1,668,150
Leisure Time - 8.14%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012		18,000	18,405
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014		975,000	906,750
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015		5,030,000	4,451,550
Fontainebleau Senior Note
12.00% due 06/01/2022		2,895,000	2,460,750
Greektown Holdings LLC
10.75% due 12/01/2013		2,035,000	1,984,125
Indianapolis Downs Capital LLC
11.00% due 11/01/2012		1,110,000	1,076,700
Isle of Capri Casinos
7.00% due 03/01/2014		1,530,000	1,308,150

The accompanying notes are an integral part of the financial statements.
72

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	$1,800,000	$1,764,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	2,460,000	2,484,600
Majestic Star Casino LLC
9.50% due 10/15/2010	3,250,000	3,128,125
9.75% due 01/15/2011	4,515,000	3,566,850
Marquee Holdings, Inc.
12.00% due 08/15/2014	820,000	680,600
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015	1,375,000	1,375,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	750,000	712,500
9.75% due 04/01/2010	95,000	95,000
Seminole Hard Rock Entertainment, Inc.
8.1944% due 03/15/2014 (b)	805,000	772,800
Tropicana Entertainment LLC
9.625% due 12/15/2014	505,000	350,975
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	6,675,000	5,289,937
Turning Stone Resort Casino
9.125% due 09/15/2014	690,000	696,900

		33,123,717
Manufacturing - 0.48%
Vitro SAB de CV
9.125% due 02/01/2017	2,075,000	1,934,938
Medical-Hospitals - 1.42%
Alliance Imaging, Inc.
7.25% due 12/15/2012	2,870,000	2,669,100
Community Health Systems, Inc.
8.875% due 07/15/2015	575,000	580,750
Ralin Medical, Inc.
zero coupon due 11/21/2037	17,000	2,550,000

		5,799,850
Metal & Metal Products - 0.16%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	705,000	645,075
Mining - 0.11%
Drummond Company, Inc.
7.375% due 02/15/2016	470,000	430,050
Paper - 1.96%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	655,000	638,625
6.00% due 06/20/2013	1,620,000	1,109,700
7.40% due 04/01/2018	500,000	340,000
7.50% due 04/01/2028	347,000	229,020
7.75% due 06/15/2011	2,051,000	1,661,310
8.375% due 04/01/2015	1,110,000	838,050
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	732,600
Newark Group, Inc.
9.75% due 03/15/2014	1,581,000	1,534,544
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	330,750

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Pope & Talbot, Inc.
8.375% due 06/01/2013	$2,200,000	$555,500

		7,970,099

Publishing - 1.45%
Idearc, Inc.
8.00% due 11/15/2016	2,830,000	2,646,050
Quebecor World Capital Corp.
6.125% due 11/15/2013	3,630,000	2,849,550
8.75% due 03/15/2016	560,000	421,400

		5,917,000

Real Estate - 0.09%
Realogy Corp.
10.50% due 04/15/2014	505,000	380,013
Retail - 1.09%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,645,425
Jo-Ann Stores, Inc.
7.50% due 03/01/2012	3,177,000	2,795,760

		4,441,185

Sanitary Services - 0.32%
Allied Waste North America, Inc.
4.25% due 04/15/2034	1,415,000	1,312,412
Steel - 0.47%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,955,000	1,925,675
Telecommunications Equipment &
Services - 0.89%
Digicel Group, Ltd.
8.875% due 01/15/2015	1,780,000	1,593,100
Mobile Satellite Ventures LP
zero coupon, Step up to 14% on
04/01/2010 due 04/01/2013	1,190,000	797,300
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014	1,145,318	1,225,490

		3,615,890

Tobacco - 1.15%
Alliance One International, Inc.
8.50% due 05/15/2012	900,000	873,000
11.00% due 05/15/2012	1,275,000	1,338,750
North Atlantic Trading Company
10.00% due 03/01/2012	2,626,750	2,469,145

		4,680,895

Travel Services - 1.05%
Travelport LLC
9.875% due 09/01/2014	4,250,000	4,292,500

TOTAL CORPORATE BONDS (Cost $251,434,310)		$238,151,075

CONVERTIBLE BONDS - 5.75%
Air Travel - 2.75%
AMR Corp.
4.25% due 09/23/2023	8,350,000	11,209,875

The accompanying notes are an integral part of the financial statements.
73

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CONVERTIBLE BONDS (continued)
Cable & Television - 0.10%
Charter Communications, Inc.
6.50% due 10/01/2027	$604,508	$398,843

Holdings Companies/Conglomerates - 2.90%
UAL Corp.
4.50% due 06/30/2021	8,711,000	11,790,338

TOTAL CONVERTIBLE BONDS (Cost $23,999,800)		$23,399,056

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.91%
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B1
6.5331% due 06/25/2047 (b)	1,086,561	434,624
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B2
6.5331% due 06/25/2047 (b)	323,665	129,466
Countrywide Alternative Loan Trust, Series
2007-OA9, Class B3
6.5331% due 06/25/2047 (b)	645,865	258,346
Countrywide Alternative Loan Trust, Series
2007-OA9, Class XP
2.3231% IO due 06/25/2047	53,851,697	2,995,501
DSLA Mortgage Loan Trust, Series 2005-AR5,
Class X2
0.15% IO due 08/19/2045	59,954,713	1,948,528
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	515,000	495,358
GS Mortgage Securities Corp.
zero coupon due 10/26/2037	5,000	2,300,000
GS Mortgage Securities Corp., Series 2006-NIM3,
Class N3
8.112% due 06/25/2046	250,000	241,825
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon IO due 05/19/2047	73,434,174	562,230
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon IO due 07/19/2047	73,212,724	652,051
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon IO due 11/19/2015	51,980,194	397,973
Lehman XS Net Interest Margin Notes, Series
2007-GPM8, Class A3
9.00% due 01/28/2047	670,000	632,731
Lehman XS Net Interest Margin Notes, Series
2007-GPM8, Class A4
9.00% due 01/28/2047	470,000	431,813
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	1,750,000	1,639,699
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036	1,325,000	1,240,309
Washington Mutual Alternative Mortgage
Pass-Through Certificates, Series 2006-AR8,
Class CX2P
zero coupon IO due 10/25/2046	44,080,000	1,542,800

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $15,824,190)		$15,903,254

High Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES - 1.24%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	$1,525,000	$1,542,370
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037	3,560,000	3,517,974

TOTAL ASSET BACKED SECURITIES
(Cost $5,099,917)		$5,060,344

COMMON STOCKS - 17.08%
Air Travel - 6.10%
Northwest Airlines Corp. ^ *	1,365,358	24,822,200
Broadcasting - 2.84%
Canadian Satellite Radio Holdings, Inc. *	577,161	3,376,561
XM Satellite Radio Holdings, Inc., Class A *	525,300	8,194,680

		11,571,241
Cable & Television - 3.75%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	406,446
Adelphia Recovery Trust, Series Arahova *	424,949	220,973
Charter Communications, Inc., Class A * (a)	414,100	546,612
Comcast Corp., Special Class A *	537,975	10,872,475
Time Warner Cable, Inc. *	124,371	3,237,377

		15,283,883
Commercial Services - 0.28%
Paragon Shipping, Inc. *	56,717	1,130,370
Containers & Glass - 0.00%
Pliant Corp. *	78	0
International Oil - 0.19%
Dominion Petroleum, Ltd., GDR *	1,263,190	766,113
Leisure Time - 1.11%
Fontainebleau Resorts LLC, Class A *	65,203	665,070
Isle of Capri Casinos, Inc. *	221,850	3,877,938

		4,543,008
Telecommunications Equipment &
Services - 1.58%
Chunghwa Telecom Company, Ltd., SADR	322,587	6,429,159
Telephone - 1.23%
Sprint Nextel Corp.	321,650	4,992,008

TOTAL COMMON STOCKS (Cost $71,259,538)		$69,537,982

PREFERRED STOCKS - 3.64%
Cellular Communications - 0.70%
Rural Cellular Corp., PIK	2,254	2,856,945
Containers & Glass - 0.02%
Pliant Corp., Series AA *	685	71,925
Mining - 2.92%
Freeport-McMoRan Copper & Gold, Inc.	81,341	11,875,786

TOTAL PREFERRED STOCKS (Cost $15,104,990)		$14,804,656

The accompanying notes are an integral part of the financial statements.
74

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS - 5.33%
Air Travel - 0.34%
Delta Airlines Inc.
7.355% due 04/30/2012		$1,474,200	$1,410,168
Broadcasting - 0.08%
Sirius Satellite Radio, Inc.
7.84% due 12/20/2012		335,000	319,925
Educational Services - 0.42%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	1,712,033	1,703,832
Healthcare Products - 0.21%
Bausch & Lomb, Inc.
8.142% due 04/11/2015 (g)		$535,000	532,873
Inverness Medical Innovations, Inc.
9.59% due 06/26/2015		320,000	316,800

			849,673

Leisure Time - 0.19%
East Valley Tourist Development
7.00% due 08/06/2012		765,000	761,175
Medical-Hospitals - 1.69%
Community Health Systems, Inc.
7.32% due 07/25/2014 (g)		4,690,642	4,507,050
HCA Inc.
7.202% due 11/18/2012		2,513,480	2,385,972

			6,893,022

Newspapers - 1.42%
Star Tribune Corp.
7.587% due 03/01/2015		1,380,000	1,147,125
7.587% due 03/01/2014		2,862,825	2,379,723
Tribune Corp.
8.36% due 05/30/2014		2,563,575	2,265,560

			5,792,408

Real Estate - 0.35%
Realogy Corp.
8.07% due 10/10/2013		1,497,045	1,414,708
Trucking & Freight - 0.63%
Saint Acquisition Corp.
8.57% due 05/06/2014		3,000,000	2,576,250

TOTAL TERM LOANS (Cost $22,549,523)			$21,721,161

WARRANTS - 0.10%
Commercial Services - 0.04%
Paragon Shipping, Inc.
(Expiration Date: 11/21/2011) *		12,000	161,400
Gold - 0.06%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00) *		203,500	244,212

TOTAL WARRANTS (Cost $423,754)			$405,612

High Income Fund (continued)
		Shares or
		Principal
		Amount	Value

REPURCHASE AGREEMENTS - 0.02%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$71,023 on 12/03/2007,
collateralized by $75,000 Federal
Home Loan Mortgage Corp.,
6.125% due 10/15/2037 (valued at
$77,531, including interest)		$71,000	$71,000

TOTAL REPURCHASE AGREEMENTS
(Cost $71,000)			$71,000

SHORT TERM INVESTMENTS - 3.13%
Federal Home Loan Bank Discount Notes
3.75% due 12/03/2007		$11,200,000	$11,197,667
John Hancock Cash Investment Trust (c)		1,548,748	1,548,748

TOTAL SHORT TERM INVESTMENTS
(Cost $12,746,415)			$12,746,415

Total Investments (High Income Fund)
(Cost $424,190,649) - 99.95%			$406,933,835
Other Assets in Excess of Liabilities - 0.05%			205,279

TOTAL NET ASSETS - 100.00%			$407,139,114

High Yield Fund
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS - 4.61%
Argentina - 0.21%
Republic of Argentina
1.2621% due 12/15/2035 (b)	EUR	587,000	$89,740
1.3182% due 12/15/2035 (b)		$48,000	6,139
1.3834% due 12/15/2035 (b)	ARS	5,863,355	194,078
2.00% due 01/03/2010 (b)		1,954,773	656,480
5.83% due 12/31/2033 (b)		858,954	314,904
7.00% due 09/12/2013		$751,000	653,370
8.00% due 02/26/2008 ^	EUR	304,137	151,946
8.00% due 10/30/2009 ^		175,000,000	40,328
8.125% due 04/21/2008 ^		625,000	303,480
9.00% due 05/26/2009 ^		100,000	48,270
11.75% due 05/20/2011 ^		2,425,000	621,257
11.75% due 11/13/2026 ^		1,800,000	437,577

			3,517,569
Brazil - 1.36%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	2,849,000	2,460,589
8.25% due 01/20/2034 (a)		$3,667,000	4,675,425
8.75% due 02/04/2025		837,000	1,071,360
10.00% due 07/01/2010	BRL	25,691,000	14,233,318
10.00% due 01/01/2010		1,000	560
10.50% due 07/14/2014		$112,000	143,136

			22,584,388

The accompanying notes are an integral part of the financial statements.
75

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Colombia - 0.02%
Republic of Colombia
7.375% due 09/18/2037		$338,000	$380,250
Ecuador - 0.13%
Republic of Ecuador
9.375% due 12/15/2015		60,000	60,300
10.00% due 08/15/2030		2,222,000	2,144,230

			2,204,530
Indonesia - 0.30%
Republic of Indonesia
10.25% due 07/15/2022	IDR	14,706,000,000	1,483,361
Republic of Indonesia
9.75% due 05/15/2037		11,122,000,000	1,237,004
10.25% due 07/15/2027		9,327,000,000	910,667
11.00% due 09/15/2025		12,836,000,000	1,345,396

			4,976,428
Mexico - 0.32%
Government of Mexico
6.75% due 09/27/2034		$2,031,000	2,272,689
8.375% due 01/14/2011		129,000	143,061
11.375% due 09/15/2016		2,075,000	2,941,313

			5,357,063
Panama - 0.50%
Republic of Panama
6.70% due 01/26/2036		5,119,000	5,390,307
9.375% due 04/01/2029		2,150,000	2,929,375

			8,319,682
Peru - 0.12%
Republic of Peru
6.55% due 03/14/2037		648,000	673,920
7.35% due 07/21/2025		77,000	87,780
8.75% due 11/21/2033		862,000	1,137,840

			1,899,540
Russia - 0.09%
Russian Federation
11.00% due 07/24/2018		100,000	143,250
12.75% due 06/24/2028		771,000	1,400,521

			1,543,771
Turkey - 0.99%
Republic of Turkey
6.875% due 03/17/2036		10,496,000	10,312,320
7.00% due 06/05/2020		146,000	151,292
7.00% due 09/26/2016		535,000	561,750
7.375% due 02/05/2025		1,929,000	2,051,974
14.00% due 01/19/2011	TRY	3,896,000	3,272,179

			16,349,515
Uruguay - 0.07%
Republic of Uruguay
7.625% due 03/21/2036		$1,038,633	1,139,900
Venezuela - 0.50%
Republic of Venezuela
5.75% due 02/26/2016		4,667,000	3,593,590

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Venezuela (continued)
Republic of Venezuela (continued)
7.65% due 04/21/2025	$949,000	$804,278
8.50% due 10/08/2014	339,000	318,660
9.375% due 01/13/2034	1,588,000	1,561,798
10.75% due 09/19/2013	1,952,000	2,066,192

		8,344,518

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $74,345,456)		$76,617,154

CORPORATE BONDS - 85.56%
Advertising - 0.96%
Lamar Media Corp.
6.625% due 08/15/2015	4,275,000	4,061,250
R.H. Donnelley Corp.
8.875% due 10/15/2017	3,350,000	3,048,500
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	510,000	465,375
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013	685,000	625,063
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	8,200,000	7,749,000

		15,949,188
Aerospace - 1.29%
Alliant Techsystems, Inc.
6.75% due 04/01/2016	2,025,000	2,004,750
DRS Technologies, Inc.
6.625% due 02/01/2016	280,000	275,800
6.875% due 11/01/2013	4,925,000	4,863,437
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017	4,240,000	4,282,400
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015	9,180,000	9,065,250
Sequa Corp.
9.00% due 08/01/2009	910,000	973,700

		21,465,337
Air Travel - 1.33%
Continental Airlines, Inc.
6.541% due 09/15/2008	135,450	134,434
8.75% due 12/01/2011 (a)	2,945,000	2,812,475
Continental Airlines, Inc., Series C
7.339% due 04/19/2014	4,060,000	3,796,100
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015	11,600,000	12,180,000
Delta Air Lines, Inc.
8.954% due 08/10/2014	3,210,000	3,193,950

		22,116,959
Aluminum - 0.41%
Novelis, Inc.
7.25% due 02/15/2015	7,236,000	6,747,570
Apparel & Textiles - 0.41%
Levi Strauss & Company
9.75% due 01/15/2015	4,830,000	4,848,112

The accompanying notes are an integral part of the financial statements.
76

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Oxford Industries, Inc.
8.875% due 06/01/2011	$1,925,000	$1,910,563

		6,758,675
Auto Parts - 1.53%
Allison Transmission, Inc.
11.00% due 11/01/2015	2,840,000	2,733,500
11.25% due 11/01/2015 (a)	5,530,000	5,253,500
Goodyear Tire & Rubber Company
9.00% due 07/01/2015	34,000	36,210
Keystone Automotive Operations
9.75% due 11/01/2013	4,200,000	3,087,000
Visteon Corp.
8.25% due 08/01/2010	16,125,000	14,351,250

		25,461,460
Auto Services - 1.50%
Ashtead Holdings PLC
8.625% due 08/01/2015	1,505,000	1,309,350
Hertz Corp.
8.875% due 01/01/2014	6,615,000	6,615,000
10.50% due 01/01/2016	9,400,000	9,729,000
Penhall International Corp.
12.00% due 08/01/2014	7,900,000	7,268,000

		24,921,350
Automobiles - 2.49%
AutoNation, Inc.
7.00% due 04/15/2014	515,000	486,675
7.24250% due 04/15/2013 (b)	3,030,000	2,848,200
Ford Motor Company
7.45% due 07/16/2031	17,390,000	13,129,450
General Motors Corp.
7.20% due 01/15/2011	2,655,000	2,469,150
8.375% due 07/15/2033	26,275,000	21,808,250

		41,390,582
Banking - 1.62%
ATF Capital BV
9.25% due 02/21/2014	7,890,000	7,978,762
HSBC Bank PLC, Series EMTN
7.00% due 11/01/2011	588,536	593,833
HSBC Bank USA, Series BKNT
7.00% due 11/01/2011 (b)	257,513	259,831
7.00% due 11/01/2011 (b)	247,828	250,058
HSBK Europe BV
7.25% due 05/03/2017	7,160,000	6,824,143
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)	1,864,000	1,652,982
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)	1,573,000	1,414,693
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	944,000	885,850
RSHB Capital SA for OJSC Russian Agricultural
Bank
7.175% due 05/16/2013	1,479,000	1,525,145

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
TuranAlem Finance BV
8.25% due 01/22/2037	$4,265,000	$3,390,675
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037	2,738,000	2,176,710

		26,952,682
Broadcasting - 0.45%
CMP Susquehanna Corp.
9.875% due 05/15/2014	4,350,000	3,654,000
XM Satellite Radio, Inc.
9.4113% due 05/01/2013 (b)	2,770,000	2,700,750
9.75% due 05/01/2014	1,110,000	1,110,000

		7,464,750
Building Materials & Construction - 1.09%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	7,965,000	5,177,250
9.75% due 04/15/2012	7,005,000	7,145,100
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	9,820,000	5,793,800

		18,116,150
Buildings - 0.14%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017	2,280,000	2,388,424
Business Services - 2.67%
Affinion Group, Inc.
10.125% due 10/15/2013	5,315,000	5,328,287
11.50% due 10/15/2015	6,320,000	6,304,200
Allied Security Escrow Corp.
11.375% due 07/15/2011	9,005,000	8,554,750
Ceridian Corp.
11.25% due 11/15/2015	1,920,000	1,792,800
Ceridian Corp., PIK
12.25% due 11/15/2015	3,210,000	3,033,450
First Data Corp.
9.875% due 09/24/2015	7,650,000	7,114,500
Sungard Data Systems, Inc.
9.125% due 08/15/2013	4,126,000	4,198,205
10.25% due 08/15/2015	6,560,000	6,756,800
Vangent, Inc.
9.625% due 02/15/2015	1,415,000	1,223,975

		44,306,967
Cable & Television - 3.23%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	270,000	257,175
9.6444% due 04/01/2009 (b)	500,000	507,500
Charter Communications Holdings I LLC
11.75% due 05/15/2014	11,785,000	8,013,800
12.125% due 01/15/2015	3,020,000	2,083,800
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	12,704,000	11,052,480

The accompanying notes are an integral part of the financial statements.
77

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	$3,600,000	$3,555,000
10.25% due 10/01/2013	2,893,000	2,864,070
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,585,000	1,220,450
12.125 due 01/15/2012	1,760,000	1,320,000
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,390,625
7.25% due 07/15/2008	550,000	551,375
7.625% due 07/15/2018	1,403,000	1,276,730
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	764,400
8.125% due 08/15/2009	3,845,000	3,883,450
8.125% due 07/15/2009	470,000	474,700
EchoStar DBS Corp.
6.625% due 10/01/2014	6,575,000	6,657,187
7.125% due 02/01/2016 (a)	4,085,000	4,253,506
ION Media Networks, Inc., Series A
11.00% due 07/31/2013	500	335
Rogers Cable, Inc.
8.75% due 05/01/2032	750,000	947,617
Videotron Ltee.
6.375% due 12/15/2015	1,675,000	1,545,188

		53,619,388
Cellular Communications - 2.43%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017	3,940,000	3,644,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	335,000	317,412
9.25% due 11/01/2014	1,505,000	1,425,988
Rogers Wireless, Inc.
7.25% due 12/15/2012	270,000	294,893
9.625% due 05/01/2011	100,000	113,757
Rural Cellular Corp.
8.25% due 03/15/2012	5,590,000	5,799,625
8.58% due 06/01/2013 (b)	3,710,000	3,765,650
9.875% due 02/01/2010	2,025,000	2,100,937
True Move Company, Ltd.
10.75% due 12/16/2013	18,030,000	18,570,900
True Move Company, Ltd., Series REGS
10.75% due 12/16/2013	700,000	719,250
UBS Luxembourg SA for OJSC Vimpel
Communications, Series REGS
8.25% due 05/23/2016	3,600,000	3,645,720

		40,398,632
Chemicals - 1.58%
Equistar Chemicals LP
10.125% due 09/01/2008	32,000	33,120
10.625% due 05/01/2011	1,886,000	1,970,870
Georgia Gulf Corp.
9.50% due 10/15/2014	4,730,000	3,902,250
10.75% due 10/15/2016	6,460,000	4,457,400
Huntsman International LLC
7.875% due 11/15/2014	1,975,000	2,118,188

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
IMC Global, Inc.
7.30% due 01/15/2028	$25,000	$24,750
Lyondell Chemical Company
6.875% due 06/15/2017	1,845,000	2,094,075
8.00% due 09/15/2014	1,470,000	1,664,775
8.25% due 09/15/2016	1,210,000	1,418,725
10.50% due 06/01/2013	30,000	32,100
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,877,087
Montell Finance Company BV
8.10% due 03/15/2027	4,155,000	3,240,900
Westlake Chemical Corp.
6.625% due 01/15/2016	1,380,000	1,314,450

		26,148,690
Coal - 0.27%
International Coal Group, Inc.
10.25% due 07/15/2014	4,600,000	4,347,000
Peabody Energy Corp.
6.875% due 03/15/2013	50,000	50,125

		4,397,125
Commercial Services - 1.15%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	10,434,000	10,903,530
Rental Service Corp.
9.50% due 12/01/2014	5,705,000	5,291,388
U.S Investigations Services, Inc.
11.75% due 05/01/2016	3,240,000	2,916,000

		19,110,918
Computers & Business Equipment - 0.24%
Activant Solutions, Inc.
9.50% due 05/01/2016	4,725,000	4,051,688
Construction & Mining Equipment - 0.12%
Terex Corp.
7.375% due 01/15/2014	1,920,000	1,929,600
Construction Materials - 0.15%
Nortek, Inc.
8.50% due 09/01/2014	3,070,000	2,486,700
Containers & Glass - 1.83%
Graham Packaging Company
8.50% due 10/15/2012	610,000	568,825
9.875% due 10/15/2014	6,540,000	6,000,450
Graphic Packaging International Corp.
9.50% due 08/15/2013 (a)	8,335,000	8,251,650
Greif, Inc.
6.75% due 02/01/2017	4,185,000	3,965,288
Owens-Illinois, Inc.
7.35% due 05/15/2008	200,000	201,000
Owens-Illinois, Inc., Series 2010
7.50% due 05/15/2010 (a)	850,000	854,250
Plastipak Holdings, Inc.
8.50% due 12/15/2015	1,790,000	1,798,950
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	17,625

The accompanying notes are an integral part of the financial statements.
78

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	$7,505,000	$7,204,800
8.375% due 07/01/2012	1,505,000	1,471,137

		30,333,975
Correctional Facilities - 0.27%
Corrections Corp. of America
6.25% due 03/15/2013	3,725,000	3,678,437
6.75% due 01/31/2014	750,000	752,813

		4,431,250
Crude Petroleum & Natural Gas - 1.91%
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	5,829,362
6.375% due 06/15/2015	815,000	782,400
6.50% due 08/15/2017	3,015,000	2,894,400
6.625% due 01/15/2016	1,000,000	970,000
7.00% due 08/15/2014	425,000	425,000
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,729,000
8.00% due 05/15/2017	1,760,000	1,663,200
OPTI Canada, Inc.
8.25% due 12/15/2014	3,305,000	3,255,425
PetroHawk Energy Corp.
9.125% due 07/15/2013	2,465,000	2,588,250
Petrozuata Finance, Inc.
8.22% due 04/01/2017	219,000	223,380
Petrozuata Finance, Inc., Series REGS
8.22% due 04/01/2017	4,368,000	4,586,400
Quicksilver Resources, Inc.
7.125% due 04/01/2016	3,800,000	3,667,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (a)	3,320,000	3,120,800

		31,734,617
Domestic Oil - 1.77%
Exco Resources, Inc.
7.25% due 01/15/2011	8,815,000	8,572,587
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,600,000	4,577,000
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	3,565,875
8.25% due 12/15/2011	5,855,000	5,796,450
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,485,000	1,440,450
7.25% due 05/01/2012	5,595,000	5,483,100

		29,435,462
Educational Services - 0.57%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012	240,000	206,400
American Achievement Corp.
8.25% due 04/01/2012	695,000	677,625
Education Management Corp.
8.75% due 06/01/2014	5,030,000	5,030,000
10.25% due 06/01/2016	3,541,000	3,611,820

		9,525,845

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities - 6.46%
AES China Generating Company
8.25% due 06/26/2010	$605,000	$598,587
AES Corp.
8.00% due 10/15/2017	5,240,000	5,213,800
8.75% due 05/15/2013	62,000	64,480
8.875% due 02/15/2011	2,220,000	2,303,250
9.375% due 09/15/2010	5,000,000	5,206,250
9.50% due 06/01/2009	1,775,000	1,830,469
Edison Mission Energy
7.20% due 05/15/2019	3,670,000	3,504,850
7.625% due 05/15/2027	5,510,000	5,138,075
7.75% due 06/15/2016	3,140,000	3,171,400
EEB International Ltd.
8.75% due 10/31/2014	5,250,000	5,302,500
Energy Future Holdings Corp.
10.875% due 11/01/2017 (a)	1,095,000	1,073,100
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	48,310,000	47,223,025
Midwest Generation LLC, Series B
8.56% due 01/02/2016	951,672	1,014,720
Mirant Americas Generation LLC
8.30% due 05/01/2011	2,584,000	2,577,540
Mirant Mid Atlantic LLC, Series B
9.125% due 06/30/2017	6,109,625	6,728,225
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	409,204	486,952
Orion Power Holdings, Inc.
12.00% due 05/01/2010	6,820,000	7,433,800
Texas Competitive Electric Holdings Company
LLC, PIK
10.50% due 11/01/2016	8,860,000	8,350,550

		107,221,573
Electronics - 0.65%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,642,594
L-3 Communications Corp., Series B
6.375% due 10/15/2015	8,173,000	8,091,270

		10,733,864
Energy - 2.32%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	9,630,000	8,667,000
Mirant North America LLC
7.375% due 12/31/2013	3,500,000	3,508,750
NRG Energy, Inc.
7.25% due 02/01/2014	3,720,000	3,636,300
7.375% due 02/01/2016	12,405,000	12,156,900
7.375% due 01/15/2017	2,805,000	2,741,888
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	3,025,419
VeraSun Energy Corp.
9.375% due 06/01/2017	5,805,000	4,760,100

		38,496,357
Financial Services - 4.60%
AmeriCredit Corp.
8.50% due 07/01/2015	5,340,000	3,791,400

The accompanying notes are an integral part of the financial statements.
79

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
E*Trade Financial Corp.
7.375% due 09/15/2013	$430,000	$319,275
El Paso Performance-Linked Trust
7.75% due 07/15/2011	9,075,000	9,503,621
Ford Motor Credit Company
7.9925% due 01/13/2012 (b)	1,400,000	1,219,887
8.00% due 12/15/2016	2,890,000	2,528,602
10.9444% due 06/15/2011 (b)	7,400,000	7,034,077
General Motors Acceptance Corp.
6.875% due 08/28/2012	4,055,000	3,447,326
8.00% due 11/01/2031	22,185,000	18,823,152
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
9.36875% due 11/15/2014 (b)	2,215,000	2,259,300
JSG Funding PLC
7.75% due 04/01/2015	1,275,000	1,211,250
Leucadia National Corp.
8.125% due 09/15/2015	5,180,000	5,154,100
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,110,000	2,946,725
Nell AF SARL
8.375% due 08/15/2015	5,200,000	4,381,000
Residential Capital Corp.
6.375% due 06/30/2010	3,210,000	2,174,775
8.5444% due 04/17/2009 (b)	3,280,000	1,410,400
Residential Capital LLC
6.00% due 02/22/2011	6,965,000	4,596,900
6.875% due 06/30/2015	3,180,000	2,051,100
TNK-BP Finance SA
6.625% due 03/20/2017	96,000	87,677
7.50% due 07/18/2016	1,362,000	1,316,237
7.875% due 03/13/2018	340,000	334,475
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017	1,870,000	1,742,859

		76,334,138
Food & Beverages - 0.41%
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,740,000	1,592,100
8.625% due 05/01/2009	800,000	784,000
8.75% due 07/15/2013	425,000	394,187
8.875% due 03/15/2011 (a)	4,325,000	4,033,063

		6,803,350
Funeral Services - 0.27%
Service Corp. International
6.75% due 04/01/2016	95,000	89,775
7.50% due 04/01/2027	2,655,000	2,469,150
7.625% due 10/01/2018	1,310,000	1,300,175
7.875% due 02/01/2013	690,000	702,230

		4,561,330
Furniture & Fixtures - 0.67%
Norcraft Companies LP
9.00% due 11/01/2011	6,215,000	6,246,075

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Furniture & Fixtures (continued)
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	$5,395,000	$4,855,500

		11,101,575
Gas & Pipeline Utilities - 2.02%
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,505,138
El Paso Corp.
7.375% due 12/15/2012	225,000	234,641
7.75% due 01/15/2032	225,000	224,776
7.80% due 08/01/2031	6,395,000	6,388,490
7.875% due 06/15/2012 (a)	6,025,000	6,305,741
Southern Natural Gas Company
8.00% due 03/01/2032	580,000	663,688
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,353,237
Williams Companies, Inc.
7.125% due 09/01/2011	50,000	52,500
7.625% due 07/15/2019 (a)	3,050,000	3,377,875
7.875% due 09/01/2021 (a)	4,680,000	5,288,400
8.125% due 03/15/2012	125,000	136,250
8.75% due 03/15/2032	4,975,000	6,007,313

		33,538,049
Healthcare Products - 1.13%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	2,805,000	2,552,550
Leiner Health Products, Inc.
11.00% due 06/01/2012	14,450,000	11,415,500
ReAble Therapeutics Finance LLC
10.875% due 11/15/2014	1,690,000	1,626,625
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	1,300,000	1,280,500
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	1,855,000	1,855,000

		18,730,175
Healthcare Services - 1.32%
DaVita, Inc.
6.625% due 03/15/2013	310,000	300,700
7.25% due 03/15/2015	6,375,000	6,199,688
U.S. Oncology Holdings, Inc., PIK
10.7594% due 03/15/2012 (b)	6,825,000	5,767,125
U.S. Oncology Holdings, Inc., PIK, Series S/A
10.7594% due 03/15/2012	70,000	59,150
Vanguard Health Holding Company I LLC
zero coupon, Step up to 11.25% on
10/01/2009 due 10/01/2015	2,035,000	1,495,725
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	8,470,000	8,025,325

		21,847,713
Holdings Companies/Conglomerates - 0.22%
Ashtead Capital, Inc.
9.00% due 08/15/2016	4,102,000	3,609,760

The accompanying notes are an integral part of the financial statements.
80

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders - 0.59%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	$205,000	$142,475
8.625% due 01/15/2017 (a)	5,595,000	4,112,325
KB Home
7.75% due 02/01/2010	3,960,000	3,702,600
8.625% due 12/15/2008	1,910,000	1,867,025

		9,824,425
Hotels & Restaurants - 0.87%
Buffets, Inc.
12.50% due 11/01/2014	5,915,000	2,824,413
CCM Merger, Inc.
8.00% due 08/01/2013	3,405,000	3,158,137
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,475,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,120,000	3,026,400
Sbarro, Inc.
10.375% due 02/01/2015	3,380,000	2,940,600

		14,424,550
Household Products - 0.23%
Jarden Corp.
7.50% due 05/01/2017	4,295,000	3,865,500
Industrial Machinery - 0.51%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	9,070,000	8,389,750
Insurance - 0.18%
Crum & Forster Holdings Corp.
7.75% due 05/01/2017	3,145,000	3,050,650
International Oil - 1.57%
Corral Finans AB, PIK
10.2425% due 04/15/2010 (b)	3,489,026	3,209,904
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,060,000	1,022,582
6.51% due 03/07/2022	2,700,000	2,591,460
Gaz Capital for Gazprom, Series REGs
6.51% due 03/07/2022	4,017,000	3,876,405
Gazprom OAO, Series A6
6.95 due 08/06/2009	37,840,000	1,538,218
OAO Gazprom, Series A7
6.79% due 10/29/2009	93,970,000	3,819,934
OAO Gazprom, Series A8
7.00% due 10/27/2011	31,320,000	1,275,092
Pemex Project Funding Master Trust
6.625% due 06/15/2035	3,850,000	4,086,883
9.125% due 10/13/2010	50,000	55,500
Petroplus Finance, Ltd.
6.75% due 05/01/2014	1,745,000	1,622,850
7.00% due 05/01/2017	3,160,000	2,907,200

		26,006,028
Leisure Time - 4.01%
Boyd Gaming Corp.
6.75% due 04/15/2014	5,900,000	5,619,750
7.75% due 12/15/2012	25,000	25,437

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Caesars Entertainment, Inc.
7.00% due 04/15/2013	$635,000	$666,750
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	1,641,000	1,567,155
Downstream Development Authority of the Quapaw
Tribe of Oklahoma
12.00% due 10/15/2015	2,300,000	2,144,750
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	3,000,000	2,655,000
Herbst Gaming, Inc.
7.00% due 11/15/2014	3,750,000	2,475,000
8.125% due 06/01/2012	800,000	560,000
Indianapolis Downs Capital LLC
11.00% due 11/01/2012	3,510,000	3,404,700
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	4,665,000	4,880,756
Las Vegas Sands Corp.
6.375% due 02/15/2015	4,050,000	3,827,250
Mandalay Resort Group
7.625% due 07/15/2013	1,500,000	1,470,000
MGM Mirage, Inc.
5.875% due 02/27/2014 (a)	1,100,000	996,875
6.625% due 07/15/2015	260,000	241,800
6.75% due 09/01/2012	2,200,000	2,131,250
7.50% due 06/01/2016	875,000	859,688
7.625% due 01/15/2017	1,140,000	1,134,300
8.375% due 02/01/2011	2,800,000	2,863,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	2,900,000	2,791,250
Park Place Entertainment Corp.
7.875% due 03/15/2010	525,000	535,500
8.125% due 05/15/2011	2,250,000	2,227,500
8.875% due 09/15/2008	2,525,000	2,575,500
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	2,550,000	2,575,500
8.75% due 10/01/2013	3,050,000	3,111,000
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	458,350
Seneca Gaming Corp.
7.25% due 05/01/2012	1,825,000	1,834,125
Snoqualmie Entertainment Authority
9.0625% due 02/01/2014 (b)	1,125,000	1,074,375
9.125% due 02/01/2015	990,000	952,875
Station Casinos, Inc.
6.50% due 02/01/2014	500,000	405,000
6.625% due 03/15/2018	1,965,000	1,488,488
7.75% due 08/15/2016	3,625,000	3,407,500
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	5,780,000	5,606,600

		66,567,024
Manufacturing - 0.28%
Koppers, Inc.
9.875% due 10/15/2013	4,425,000	4,646,250

The accompanying notes are an integral part of the financial statements.
81

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Medical-Hospitals - 3.34%
Community Health Systems, Inc.
8.875% due 07/15/2015 (a)	$8,000,000	$8,080,000
HCA, Inc.
6.375% due 01/15/2015	7,055,000	5,855,650
7.50% due 12/15/2023	3,050,000	2,478,436
7.69% due 06/15/2025	405,000	328,396
8.75% due 09/01/2010	600,000	600,750
9.25% due 11/15/2016	4,405,000	4,559,175
HCA, Inc., PIK
9.625% due 11/15/2016	14,086,000	14,649,440
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,690,000	5,121,000
6.50% due 06/01/2012	1,005,000	884,400
7.375% due 02/01/2013	5,176,000	4,554,880
9.25% due 02/01/2015	900,000	830,250
9.875% due 07/01/2014	8,025,000	7,563,563

		55,505,940
Mining - 1.87%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	18,710,000	20,206,800
Noranda Aluminium Acquisition Corp.
9.36% due 05/15/2015	1,400,000	1,204,000
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)	3,785,000	3,283,487
Vale Overseas, Ltd.
6.875% due 11/21/2036	4,922,000	5,116,468
8.25% due 01/17/2034	1,021,000	1,217,992

		31,028,747
Office Furnishings & Supplies - 0.28%
Interface, Inc.
9.50% due 02/01/2014	3,075,000	3,198,000
10.375% due 02/01/2010	1,410,000	1,476,975

		4,674,975
Paper - 1.82%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	4,150,000	2,842,750
7.40% due 04/01/2018	3,750,000	2,550,000
7.75% due 06/15/2011	2,130,000	1,725,300
7.875% due 08/01/2009	1,440,000	1,378,800
8.375% due 04/01/2015	2,955,000	2,231,025
8.55% due 08/01/2010	540,000	469,800
9.1944% due 06/15/2011 (b)	920,000	727,950
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	2,254,000
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	4,755,000	4,653,956
NewPage Corp.
11.1613% due 05/01/2012 (b)	8,470,000	8,893,500
12.00% due 05/01/2013	500,000	522,500
Smurfit Capital Funding PLC
7.50% due 11/20/2025	2,010,000	1,929,600

		30,179,181

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 1.85%
Belden & Blake Corp.
8.75% due 07/15/2012	$6,555,000	$6,620,550
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,702,675
Complete Production Services, Inc.
8.00% due 12/15/2016	4,655,000	4,422,250
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	1,500,000	1,395,934
8.375% due 08/01/2066 (b)	2,800,000	2,923,091
Key Energy Services, Inc.
8.375% due 12/01/2014	5,380,000	5,393,450
Pride International, Inc.
7.375% due 07/15/2014	1,270,000	1,301,750
SemGroup LP
8.75% due 11/15/2015	7,150,000	6,828,250
SESI LLC
6.875% due 06/01/2014	195,000	188,175

		30,776,125

Plastics - 0.06%
Milacron Escrow Corp.
11.50% due 05/15/2011	1,115,000	1,042,525
Publishing - 1.40%
Dex Media West LLC
8.50% due 08/15/2010	50,000	50,875
9.875% due 08/15/2013	1,700,000	1,765,875
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	3,660,000	3,358,050
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	2,670,000	2,449,725
8.00% due 11/15/2013	25,000	23,875
Idearc, Inc.
8.00% due 11/15/2016	5,260,000	4,918,100
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	1,296,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (a)(b)	4,540,000	3,524,175
10.50% due 01/15/2015	6,000,000	5,850,000

		23,236,675

Railroads & Equipment - 0.75%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,529,500
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	6,115,000	6,451,325
Kansas City Southern de Mexico
7.625% due 12/01/2013	1,150,000	1,152,875
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,270,000	2,235,950
Kansas City Southern Railway Company
7.50% due 06/15/2009	1,060,000	1,065,300

		12,434,950

The accompanying notes are an integral part of the financial statements.
82

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 1.34%
Ashton Woods USA
9.50% due 10/01/2015	$2,950,000	$2,065,000
Forest City Enterprises
7.625% due 06/01/2015	145,000	141,012
Host Marriott LP, REIT
6.375% due 03/15/2015	1,300,000	1,270,750
7.125% due 11/01/2013 (a)	5,100,000	5,112,750
Kimball Hill, Inc.
10.50% due 12/15/2012	1,330,000	598,500
Realogy Corp.
12.375% due 04/15/2015	12,425,000	8,138,375
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	1,185,000	1,155,375
6.75% due 04/01/2017	3,890,000	3,841,375

		22,323,137
Retail - 0.90%
Eye Care Centers of America
10.75% due 02/15/2015	1,760,000	1,874,400
Michaels Stores Inc
10.00% due 11/01/2014	3,375,000	3,324,375
Suburban Propane Partners LP
6.875% due 12/15/2013	10,200,000	9,817,500

		15,016,275
Retail Grocery - 0.24%
Delhaize America, Inc.
9.00% due 04/15/2031	3,330,000	3,956,293
Retail Trade - 1.58%
American Greetings Corp.
7.375% due 06/01/2016	375,000	360,000
Blockbuster, Inc.
9.00% due 09/01/2012	4,930,000	4,190,500
Dollar General Corp.
10.625% due 07/15/2015 (a)	1,795,000	1,633,450
Dollar General Corp., PIK
11.875% due 07/15/2017	10,130,000	8,104,000
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	6,415,000	6,815,938
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015	3,370,000	3,504,800
Neiman-Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	1,701,700

		26,310,388
Sanitary Services - 0.34%
Allied Waste North America, Inc.
6.375% due 04/15/2011	1,725,000	1,703,437
6.875% due 06/01/2017	950,000	934,563
7.25% due 03/15/2015	3,000,000	2,985,000

		5,623,000
Semiconductors - 0.49%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	2,695,000	2,462,556
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	4,177,000	4,009,920

High Yield Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV / NXP Funding LLC (continued)
9.50% due 10/15/2015	$1,745,000	$1,587,950

		8,060,426
Steel - 1.79%
GTL Trade Finance, Inc.
7.25% due 10/20/2017	4,215,000	4,313,454
Metals USA Holdings Corp., PIK
11.36% due 07/01/2012	3,790,000	3,335,200
Metals USA, Inc.
11.125% due 12/01/2015	6,820,000	7,058,700
Ryerson, Inc.
12.00% due 11/01/2015	8,575,000	8,414,219
Steel Dynamics, Inc.
7.375% due 11/01/2012	2,295,000	2,277,787
Tube City IMS Corp.
9.75% due 02/01/2015	4,510,000	4,284,500

		29,683,860
Telecommunications Equipment &
Services - 4.27%
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,389,614
American Tower Corp.
7.00% due 10/15/2017	2,800,000	2,849,000
Axtel SAB de CV
7.625% due 02/01/2017	7,200,000	7,110,000
Axtel SAB de CV, Series REGS
7.625% due 02/01/2017	350,000	345,646
Citizens Communications Company
7.05% due 10/01/2046	1,000,000	815,000
7.875% due 01/15/2027	4,890,000	4,694,400
9.25% due 05/15/2011	100,000	108,250
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022	3,798,000	3,665,070
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 (a)	5,195,000	5,350,850
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	3,815,000	3,886,531
11.25% due 06/15/2016	10,550,000	10,919,250
iPCS, Inc.
7.03625% due 05/01/2013	3,140,000	2,920,200
Level 3 Financing, Inc.
9.15% due 02/15/2015 (b)	1,700,000	1,436,500
9.25% due 11/01/2014	9,445,000	8,476,888
PanAmSat Corp.
9.00% due 08/15/2014	655,000	664,825
9.00% due 06/15/2016	905,000	918,575
True Move Company, Ltd.
10.375% due 08/01/2014	2,610,000	2,721,650
United States West Communications, Inc.
6.875% due 09/15/2033	12,991,000	11,821,810
Wind Acquisition Finance SA
10.75% due 12/01/2015	700,000	756,000
World Access, Inc.
13.25% due 01/15/2008	1,469,547	42,617

		70,892,676

The accompanying notes are an integral part of the financial statements.
83

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone - 2.28%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		$2,115,000	$1,829,475
Cincinnati Bell, Inc.
7.00% due 02/15/2015		2,325,000	2,191,312
Nordic Telephone Company Holdings
8.875% due 05/01/2016		6,650,000	6,749,750
Qwest Communications International, Inc.
7.25% due 02/15/2011		25,000	24,750
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		5,743,000	5,699,928
Qwest Corp.
8.875% due 03/15/2012		2,105,000	2,260,244
Virgin Media, Inc.
9.125% due 08/15/2016		9,010,000	8,964,950
Virgin Media, Inc., Series S
8.75% due 04/15/2014		1,475,000	1,467,625
Windstream Corp.
8.625% due 08/01/2016		8,340,000	8,652,750

			37,840,784
Tobacco - 0.33%
Alliance One International, Inc.
8.50% due 05/15/2012		2,870,000	2,783,900
11.00% due 05/15/2012		2,580,000	2,709,000

			5,492,900
Transportation - 0.47%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,949,300
Teekay Shipping Corp.
8.875% due 07/15/2011		5,627,000	5,922,418

			7,871,718
Trucking & Freight - 0.44%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)		8,420,000	4,462,600
12.6188% due 05/15/2015 (a)(b)		5,415,000	2,869,950

			7,332,550

CORPORATE BONDS - 85.56%
Automobiles - 2.49%
Ford Motor Company
4.25% due 12/15/2036		610,000	648,857

TOTAL CORPORATE BONDS (Cost $1,494,787,293)			$1,420,679,170

DEFAULTED BONDS BEYOND MATURITY
DATES - 0.24%
Argentina - 0.24%
Republic of Argentina
7.00% due 03/18/2004 ^	EUR	6,100,000,000	1,534,303
7.00% due 03/18/2004 ^		625,000	308,591
7.625 due 08/11/2007 ^		505,000,000	121,250
8.125% due 10/04/2004 ^		375,000	179,010
8.50% due 02/23/2005 ^		2,400,000	615,749
9.25% due 10/21/2002 ^		225,000	107,143
9.50% due 03/04/2004 ^		456,000	213,474
9.75% due 11/26/2003 ^		600,000	292,737

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

DEFAULTED BONDS BEYOND MATURITY
DATES (continued)
Argentina (continued)
Republic of Argentina (continued)
9.75% due 11/26/2003 ^	EUR	425,000	$200,827
10.00% due 02/22/2007 ^		775,000	391,168

			3,964,252

TOTAL DEFAULTED BONDS BEYOND MATURITY DATES
(Cost $3,028,283)			$3,964,252

COMMON STOCKS - 0.00%
Household Products - 0.00%
Home Interiors *		9,260,656	92,606
Telecommunications Equipment &
Services - 0.00%
XO Holdings, Inc. *		821	1,626

TOTAL COMMON STOCKS (Cost $2,429,007)			$94,232

PREFERRED STOCKS - 0.39%
Broadcasting - 0.06%
Spanish Broadcasting System, Series B		1,000	1,055,000
Cable & Television - 0.00%
ION Media Networks, Inc., Series B *		10	85,000
Financial Services - 0.33%
Federal Home Loan Mortgage Corp., Series Z *		212,000	5,406,000

TOTAL PREFERRED STOCKS (Cost $6,468,032)			$6,546,000

TERM LOANS - 3.60%
Apparel & Textiles - 0.14%
Simmons Holdco, Inc., PIK
10.61% due 02/15/2012 (b)		2,500,000	2,287,500
Auto Parts - 0.37%
Allison Transmission, Inc.
8.45% due 08/07/2014 (b)		6,500,000	6,061,250
Auto Services - 0.15%
Penhall Holdings, PIK
12.84% due 04/01/2012 (b)		2,650,501	2,552,764
Business Services - 0.67%
First Data Corp.
7.98% due 10/15/2014 (b)		11,750,000	11,153,922
Containers & Glass - 0.37%
Berry Plastics Group, Inc.
11.61% due 06/15/2014 (b)		6,558,300	6,160,703
Domestic Oil - 0.79%
Ashmore Energy
8.35% due 03/30/2014 (b)		3,684,814	3,611,118
Sandridge Energy
8.625% due 04/01/2015 (b)		9,500,000	9,476,250

			13,087,368

Gas & Pipeline Utilities - 0.25%
Stallion Oilfield Services
9.86% due 07/31/2012 (b)		4,200,000	4,137,000

The accompanying notes are an integral part of the financial statements.
84

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS (continued)
Healthcare Services - 0.30%
Iasis Holdco, Inc., PIK
10.61% due 06/15/2014 (b)		$5,271,745	$5,008,158

Paper - 0.16%
Verso Paper Holdings, Inc.
11.61% due 02/01/2013 (b)		3,000,000	2,730,000

Telecommunications Equipment &
Services - 0.40%
Wind Acquisition Finance SA, PIK
12.65% due 12/21/2011 (b)		6,624,428	6,591,305

TOTAL TERM LOANS (Cost $60,912,635)			$59,769,970

WARRANTS - 0.01%
Republic of Venezuela - 0.01%
Republic of Venezuela
(Expiration date 04/15/2020; strike
price $26.00) *		305,000	112,850

TOTAL WARRANTS (Cost $94,550)			$112,850

REPURCHASE AGREEMENTS - 2.75%
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.50% to be repurchased at
$45,617,100 on 12/03/2007,
collateralized by $44,940,000
Federal Home Loan Bank, 4.875%
due 11/18/2011 (valued at
$46,591,114, including interest)		$45,600,000	$45,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $45,600,000)			$45,600,000

SHORT TERM INVESTMENTS - 5.13%
Bank Negara Malaysia Monetary Notes, Series 0707
zero coupon due 12/06/2007 to
12/21/2007	MYR	1,225,000	$363,647
3.569% due 02/14/2008		7,770,000	2,351,314
Bank Negara Malaysia Monetary Notes, Series 1807
zero coupon due 12/06/2007		4,458,000	1,324,396
Bank Negara Malaysia Monetary Notes, Series 4007
zero coupon due 04/10/2008		248,000	72,603
Bank Negara Malaysia Monetary Notes, Series 4207
zero coupon due 04/22/2008		5,789,000	1,694,161
Egypt Treasury Bills, Series 364
zero coupon due 10/28/2008 to
11/25/2008	EGP	96,200,000	16,221,508
John Hancock Cash Investment Trust (c)		$63,152,819	63,152,819

TOTAL SHORT TERM INVESTMENTS
(Cost $85,160,028)			$85,180,448

Total Investments (High Yield Fund)
(Cost $1,772,825,284) - 102.29%			$1,698,564,076
Liabilities in Excess of Other Assets - (2.29)%			(38,079,053)

TOTAL NET ASSETS - 100.00%			$1,660,485,023

Index 500 Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 76.40%
Advertising - 0.15%
Interpublic Group of Companies, Inc. *	3,720	$35,303
Monster Worldwide, Inc. *	1,044	35,256
Omnicom Group, Inc.	2,590	126,262

		196,821
Aerospace - 1.73%
Boeing Company	6,183	572,175
General Dynamics Corp.	3,201	284,185
Goodrich Corp.	988	70,435
Lockheed Martin Corp.	2,739	303,125
Northrop Grumman Corp.	2,712	213,678
Raytheon Company	3,450	213,382
Rockwell Collins, Inc.	1,315	94,838
United Technologies Corp.	7,825	585,075

		2,336,893
Agriculture - 0.45%
Archer-Daniels-Midland Company	5,078	184,585
Monsanto Company	4,304	427,689

		612,274
Air Travel - 0.06%
Southwest Airlines Company	5,896	83,428
Aluminum - 0.19%
Alcoa, Inc.	6,975	253,681
Apparel & Textiles - 0.34%
Cintas Corp.	1,064	34,037
Coach, Inc. *	2,944	109,340
Jones Apparel Group, Inc.	737	13,738
Liz Claiborne, Inc.	807	20,248
NIKE, Inc., Class B	3,050	200,232
Polo Ralph Lauren Corp., Class A	473	32,628
VF Corp.	701	52,428

		462,651
Auto Parts - 0.21%
AutoZone, Inc. *	361	40,298
Genuine Parts Company	1,341	64,435
Johnson Controls, Inc.	4,687	181,012

		285,745
Auto Services - 0.01%
AutoNation, Inc. *	1,196	19,734
Automobiles - 0.30%
Ford Motor Company *	16,565	124,403
General Motors Corp.	4,465	133,191
PACCAR, Inc.	2,806	142,012

		399,606
Banking - 3.03%
Bank of America Corp.	35,010	1,615,011
BB&T Corp.	4,355	157,128
Comerica, Inc.	1,207	55,256
Commerce Bancorp, Inc.	1,517	60,407
Fifth Third Bancorp	4,227	126,430

The accompanying notes are an integral part of the financial statements.
85

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
First Horizon National Corp.	996	$21,992
Hudson City Bancorp, Inc.	4,196	63,863
Huntington BancShares, Inc.	2,887	45,297
KeyCorp	3,072	80,917
M&T Bank Corp.	592	53,848
Marshall & Ilsley Corp.	2,103	66,181
National City Corp.	4,996	98,721
Northern Trust Corp.	1,511	122,376
Regions Financial Corp.	5,554	146,792
Sovereign Bancorp, Inc.	2,835	33,368
SunTrust Banks, Inc.	2,754	193,083
U.S. Bancorp	13,621	450,719
Wachovia Corp.	15,014	645,602
Zions Bancorp	849	46,330

		4,083,321
Biotechnology - 0.65%
Amgen, Inc. *	8,574	473,713
Applera Corp.	1,447	49,430
Biogen Idec, Inc. *	2,272	168,401
Genzyme Corp. *	2,081	155,929
Millipore Corp. *	426	34,881

		882,354
Broadcasting - 0.50%
CBS Corp., Class B	5,404	148,232
Clear Channel Communications, Inc.	3,929	141,051
News Corp., Class A	18,265	384,843

		674,126
Building Materials & Construction - 0.05%
Masco Corp.	2,897	64,893
Business Services - 0.80%
Affiliated Computer Services, Inc., Class A *	786	32,981
Automatic Data Processing, Inc.	4,190	188,801
Computer Sciences Corp. *	1,373	72,522
Convergys Corp. *	1,070	17,452
Electronic Data Systems Corp.	4,015	81,344
Equifax, Inc.	1,126	41,921
Fiserv, Inc. *	1,317	67,602
Fluor Corp.	697	102,577
H & R Block, Inc.	2,561	50,400
Jacobs Engineering Group, Inc. *	940	78,744
Moody's Corp.	1,748	65,830
Paychex, Inc.	2,684	104,676
Pitney Bowes, Inc.	1,735	66,797
R.R. Donnelley & Sons Company	1,752	64,228
Robert Half International, Inc.	1,293	34,859
Unisys Corp. *	2,761	13,695

		1,084,429
Cable & Television - 1.05%
Comcast Corp., Class A *	24,384	500,847
DIRECTV Group, Inc. *	5,993	149,046

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cable & Television (continued)
E.W. Scripps Company, Class A	708	$30,763
Time Warner, Inc.	29,424	507,858
Viacom, Inc., Class B *	5,417	227,622

		1,416,136
Cellular Communications - 0.22%
Motorola, Inc.	18,262	291,644
Chemicals - 0.97%
Air Products & Chemicals, Inc.	1,705	168,863
Ashland, Inc.	441	21,715
Dow Chemical Company	7,496	314,382
E.I. Du Pont de Nemours & Company	7,263	335,188
Eastman Chemical Company	663	42,571
Hercules, Inc.	915	17,760
PPG Industries, Inc.	1,294	88,820
Praxair, Inc.	2,524	215,499
Rohm & Haas Company	1,002	54,479
Sigma-Aldrich Corp.	1,036	54,546

		1,313,823
Coal - 0.15%
CONSOL Energy, Inc.	1,438	85,245
Patriot Coal Corp. *	209	7,066
Peabody Energy Corp.	2,095	116,566

		208,877
Commercial Services - 0.03%
CB Richard Ellis Group, Inc. *	1,556	36,955
Computers & Business Equipment - 4.57%
Apple, Inc. *	6,861	1,250,211
Cisco Systems, Inc. *	48,056	1,346,529
Cognizant Technology Solutions Corp.,
Class A *	2,282	70,970
Dell, Inc. *	17,923	439,831
EMC Corp. *	16,547	318,861
Hewlett-Packard Company	20,340	1,040,594
International Business Machines Corp.	10,733	1,128,897
Juniper Networks, Inc. *	4,056	120,544
Lexmark International, Inc. *	746	26,021
Metavante Technologies, Inc. *	701	15,969
Network Appliance, Inc. *	2,807	69,361
SanDisk Corp. *	1,798	67,317
Sun Microsystems, Inc. *	6,977	144,982
Xerox Corp. *	7,384	124,642

		6,164,729
Construction & Mining Equipment - 0.16%
National Oilwell Varco, Inc. *	2,810	191,501
Rowan Companies, Inc.	872	30,869

		222,370
Construction Materials - 0.13%
Sherwin-Williams Company	857	53,845
Trane, Inc.	1,432	52,569

The accompanying notes are an integral part of the financial statements.
86

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Construction Materials (continued)
Vulcan Materials Company	754	$66,955

		173,369
Containers & Glass - 0.09%
Ball Corp.	808	37,370
Bemis Company, Inc.	825	22,382
Pactiv Corp. *	1,031	26,188
Sealed Air Corp.	1,274	29,773

		115,713
Cosmetics & Toiletries - 1.92%
Avon Products, Inc.	3,414	140,145
Colgate-Palmolive Company	4,023	322,162
Estee Lauder Companies, Inc., Class A	904	40,571
International Flavors & Fragrances, Inc.	704	35,299
Kimberly-Clark Corp.	3,358	234,422
Procter & Gamble Company	24,622	1,822,028

		2,594,627
Crude Petroleum & Natural Gas - 1.55%
Apache Corp.	2,619	253,493
Chesapeake Energy Corp.	3,237	122,521
Devon Energy Corp.	3,519	291,408
EOG Resources, Inc.	1,931	159,848
Hess Corp.	2,183	155,473
Marathon Oil Corp.	5,374	300,407
Noble Energy, Inc.	1,350	97,254
Occidental Petroleum Corp.	6,554	457,273
Sunoco, Inc.	950	63,745
XTO Energy, Inc.	3,044	188,180

		2,089,602
Drugs & Health Care - 0.39%
Wyeth	10,609	520,902
Educational Services - 0.06%
Apollo Group, Inc., Class A *	1,121	85,779
Electrical Equipment - 0.34%
Cooper Industries, Ltd., Class A	1,449	72,769
Emerson Electric Company	6,249	356,318
Molex, Inc.	1,133	31,225

		460,312
Electrical Utilities - 2.32%
AES Corp. *	5,275	115,259
Allegheny Energy, Inc.	1,310	79,582
Ameren Corp.	1,638	88,206
American Electric Power Company, Inc.	3,150	150,161
CenterPoint Energy, Inc.	2,534	45,232
CMS Energy Corp.	1,772	30,886
Consolidated Edison, Inc.	2,138	103,586
Constellation Energy Group, Inc.	1,424	142,699
Dominion Resources, Inc.	4,592	216,880
DTE Energy Company	1,346	66,021
Dynegy, Inc., Class A *	3,910	29,755
Edison International	2,571	143,925

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities (continued)
Entergy Corp.	1,544	$184,570
Exelon Corp.	5,319	431,211
FirstEnergy Corp.	2,405	164,887
FPL Group, Inc.	3,210	223,930
Integrys Energy Group, Inc.	600	30,606
Pepco Holdings, Inc.	1,520	42,712
PG&E Corp.	2,788	129,001
Pinnacle West Capital Corp.	791	33,902
PPL Corp.	3,023	154,052
Public Service Enterprise Group, Inc.	2,006	192,054
TECO Energy, Inc.	1,661	28,769
The Southern Company	5,968	224,516
Xcel Energy, Inc.	3,313	76,563

		3,128,965
Electronics - 0.47%
Agilent Technologies, Inc. *	3,050	115,382
Harman International Industries, Inc.	515	37,904
Jabil Circuit, Inc.	1,638	27,764
L-3 Communications Holdings, Inc.	994	109,986
Thermo Fisher Scientific, Inc. *	3,366	194,016
Tyco Electronics, Ltd.	3,923	146,681

		631,733
Energy - 0.32%
Duke Energy Corp.	9,943	196,772
Progress Energy, Inc.	2,043	99,739
Sempra Energy	2,083	130,438

		426,949
Financial Services - 7.02%
American Capital Strategies, Ltd.	1,483	55,776
American Express Company	9,333	550,460
Ameriprise Financial, Inc.	1,856	108,929
Bank of New York Mellon Corp.	8,977	430,537
Bear Stearns Companies, Inc.	916	91,325
Capital One Financial Corp.	3,295	175,656
Charles Schwab Corp.	7,478	181,790
CIT Group, Inc.	1,505	40,033
Citigroup, Inc.	39,248	1,306,958
CME Group, Inc.	419	275,953
Countrywide Financial Corp.	4,545	49,177
Discover Financial Services	3,765	65,398
E*TRADE Financial Corp. *	3,355	15,433
Federal Home Loan Mortgage Corp.	5,129	179,874
Federal National Mortgage Association	7,680	295,066
Federated Investors, Inc., Class B	691	28,186
Fidelity National Information Services, Inc.	1,340	57,915
Franklin Resources, Inc.	1,281	157,794
Goldman Sachs Group, Inc.	3,201	725,475
IntercontinentalExchange, Inc. *	547	91,327
Janus Capital Group, Inc.	1,245	41,795
JP Morgan Chase & Company	26,698	1,217,963
Legg Mason, Inc.	1,048	79,973

The accompanying notes are an integral part of the financial statements.
87

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Lehman Brothers Holdings, Inc.	4,188	$262,294
Leucadia National Corp.	1,299	61,001
Merrill Lynch & Company, Inc.	6,800	407,592
Morgan Stanley	8,304	437,787
NYSE Euronext	2,100	181,860
PNC Financial Services Group, Inc.	2,698	197,521
SLM Corp.	3,255	123,950
State Street Corp.	3,073	245,502
Synovus Financial Corp.	2,583	64,291
T. Rowe Price Group, Inc.	2,092	128,616
Washington Mutual, Inc.	6,909	134,725
Wells Fargo & Company	26,371	855,211
Western Union Company	6,096	137,770

		9,460,913
Food & Beverages - 2.67%
Campbell Soup Company	1,773	65,104
Coca-Cola Enterprises, Inc.	2,249	58,406
ConAgra Foods, Inc.	3,864	96,677
Constellation Brands, Inc., Class A *	1,531	36,055
Dean Foods Company *	1,022	25,489
General Mills, Inc.	2,605	156,691
H.J. Heinz Company	2,518	119,101
Hershey Company	1,334	53,240
Kellogg Company	2,093	113,106
Kraft Foods, Inc., Class A	12,440	429,802
McCormick & Company, Inc.	1,023	39,089
Pepsi Bottling Group, Inc.	1,106	47,193
PepsiCo, Inc.	12,748	983,891
Sara Lee Corp.	5,716	96,200
Sysco Corp.	4,813	156,471
The Coca-Cola Company	15,698	974,846
Tyson Foods, Inc., Class A	2,170	32,355
William Wrigley Jr. Company	1,714	109,696

		3,593,412
Forest Products - 0.09%
Weyerhaeuser Company	1,703	124,626
Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	1,378	28,359
Gas & Pipeline Utilities - 0.60%
El Paso Corp.	5,527	88,874
Nicor, Inc.	356	15,002
NiSource, Inc.	2,163	40,037
Questar Corp.	1,362	72,799
Spectra Energy Corp.	4,987	122,880
Transocean, Inc. *	2,188	300,342
Williams Companies, Inc.	4,736	164,387

		804,321
Healthcare Products - 2.43%
Baxter International, Inc.	5,087	304,559
Becton, Dickinson & Company	1,920	158,842

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Boston Scientific Corp. *	10,526	$132,943
C.R. Bard, Inc.	815	68,892
Covidien, Ltd.	3,923	157,352
Johnson & Johnson	22,837	1,546,978
Medtronic, Inc.	8,948	455,006
Patterson Companies, Inc. *	1,104	35,527
St. Jude Medical, Inc. *	2,690	106,927
Stryker Corp.	1,872	135,963
Varian Medical Systems, Inc. *	997	49,810
Zimmer Holdings, Inc. *	1,863	120,592

		3,273,391
Healthcare Services - 1.49%
Cardinal Health, Inc.	2,876	174,142
Coventry Health Care, Inc. *	1,233	71,366
Express Scripts, Inc. *	2,034	137,803
Humana, Inc. *	1,330	102,450
IMS Health, Inc.	1,538	35,912
Laboratory Corp. of America Holdings *	925	67,220
McKesson Corp.	2,335	155,815
Medco Health Solutions, Inc. *	2,136	213,579
Quest Diagnostics, Inc.	1,233	67,889
UnitedHealth Group, Inc.	10,453	574,915
WellPoint, Inc. *	4,764	401,176

		2,002,267
Holdings Companies/Conglomerates - 2.52%
General Electric Company	80,840	3,095,364
Loews Corp.	3,508	167,647
Textron, Inc.	1,970	136,028

		3,399,039
Homebuilders - 0.07%
Centex Corp.	947	19,755
D.R. Horton, Inc.	2,156	25,807
KB Home	607	12,680
Lennar Corp., Class A	1,100	17,424
Pulte Homes, Inc.	1,676	17,129

		92,795
Hotels & Restaurants - 0.84%
Darden Restaurants, Inc.	1,118	44,485
Marriott International, Inc., Class A	2,521	94,538
McDonald's Corp.	9,403	549,793
Starbucks Corp. *	5,880	137,533
Starwood Hotels & Resorts Worldwide, Inc.	1,656	88,894
Wendy's International, Inc.	689	19,313
Wyndham Worldwide Corp.	1,409	41,101
Yum! Brands, Inc.	4,102	152,389

		1,128,046
Household Appliances - 0.07%
Black & Decker Corp.	518	42,813
Whirlpool Corp.	615	49,790

		92,603

The accompanying notes are an integral part of the financial statements.
88

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 0.16%
Clorox Company	1,092	$70,849
Fortune Brands, Inc.	1,209	92,670
Newell Rubbermaid, Inc.	2,180	58,380

		221,899
Industrial Machinery - 0.99%
Caterpillar, Inc.	5,043	362,591
Cummins, Inc.	821	95,975
Deere & Company	1,751	300,822
Dover Corp.	1,614	74,696
Ingersoll-Rand Company, Ltd., Class A	2,262	116,809
ITT Corp.	1,429	92,085
Pall Corp.	967	36,988
Parker-Hannifin Corp.	1,375	109,216
Terex Corp. *	804	51,818
The Manitowoc Company, Inc.	1,000	43,850
W.W. Grainger, Inc.	566	49,978

		1,334,828
Insurance - 3.47%
ACE, Ltd.	2,596	155,319
Aetna, Inc.	4,035	225,476
AFLAC, Inc.	3,854	241,415
Allstate Corp.	4,616	235,970
Ambac Financial Group, Inc.	803	21,866
American International Group, Inc.	20,233	1,176,144
Aon Corp.	2,310	115,431
Assurant, Inc.	761	49,792
Chubb Corp.	3,103	169,269
CIGNA Corp.	2,232	119,658
Cincinnati Financial Corp.	1,357	54,253
Genworth Financial, Inc., Class A	3,493	91,656
Hartford Financial Services Group, Inc.	2,506	238,872
Lincoln National Corp.	2,136	131,513
Marsh & McLennan Companies, Inc.	4,276	107,413
MBIA, Inc.	998	36,437
MetLife, Inc.	5,861	384,423
MGIC Investment Corp.	647	15,217
Principal Financial Group, Inc.	2,096	137,267
Progressive Corp.	5,713	105,119
Prudential Financial, Inc.	3,621	340,881
SAFECO Corp.	821	47,380
The Travelers Companies, Inc.	5,180	275,110
Torchmark Corp.	755	46,568
UnumProvident Corp.	2,847	70,719
XL Capital, Ltd., Class A	1,434	83,932

		4,677,100
International Oil - 5.23%
Anadarko Petroleum Corp.	3,660	207,156
Chevron Corp.	16,819	1,476,204
ConocoPhillips	12,838	1,027,554
Exxon Mobil Corp.	43,759	3,901,552
Murphy Oil Corp.	1,487	106,350

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Nabors Industries, Ltd. *	2,219	$59,691
Noble Corp.	2,118	110,411
Weatherford International, Ltd. *	2,659	166,507

		7,055,425
Internet Content - 1.15%
Google, Inc., Class A *	1,822	1,262,646
Yahoo!, Inc. *	10,629	284,963

		1,547,609
Internet Retail - 0.46%
Amazon.com, Inc. *	2,411	218,340
eBay, Inc. *	9,001	301,804
Expedia, Inc. *	1,612	52,551
IAC/InterActiveCorp. *	1,507	41,940

		614,635
Internet Software - 0.19%
Akamai Technologies, Inc. *	1,307	49,744
Symantec Corp. *	7,096	126,309
VeriSign, Inc. *	1,924	78,692

		254,745
Leisure Time - 0.79%
Brunswick Corp.	701	14,294
Carnival Corp.	3,443	155,348
Electronic Arts, Inc. *	2,454	137,890
Harrah's Entertainment, Inc.	1,477	130,079
International Game Technology	2,648	115,612
Walt Disney Company	15,314	507,659

		1,060,882
Life Sciences - 0.06%
PerkinElmer, Inc.	957	26,107
Waters Corp. *	787	61,417

		87,524
Liquor - 0.31%
Anheuser-Busch Companies, Inc.	5,914	311,786
Brown Forman Corp., Class B	682	48,177
Molson Coors Brewing Company, Class B	1,075	57,878

		417,841
Manufacturing - 1.22%
3M Company	5,648	470,252
Danaher Corp.	1,945	168,865
Eaton Corp.	1,150	102,706
Harley-Davidson, Inc.	1,982	95,176
Honeywell International, Inc.	5,905	334,341
Illinois Tool Works, Inc.	3,310	183,705
Rockwell Automation, Inc.	1,204	81,740
Snap-on, Inc.	457	22,338
Stanley Works	648	33,793
Tyco International, Ltd.	3,922	157,390

		1,650,306

The accompanying notes are an integral part of the financial statements.
89

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 0.04%
Manor Care, Inc.	578	$37,350
Tenet Healthcare Corp. *	3,739	20,602

		57,952
Metal & Metal Products - 0.13%
Precision Castparts Corp.	1,088	160,306
Titanium Metals Corp. *	690	20,472

		180,778
Mining - 0.35%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	3,012	297,977
Newmont Mining Corp.	3,563	177,046

		475,023
Office Furnishings & Supplies - 0.07%
Avery Dennison Corp.	840	43,772
Office Depot, Inc. *	2,152	36,885
OfficeMax, Inc.	594	14,809

		95,466
Paper - 0.20%
International Paper Company	3,390	114,413
MeadWestvaco Corp.	1,447	47,563
Plum Creek Timber Company, Inc.	1,377	63,851
Temple-Inland, Inc.	836	38,431

		264,258
Petroleum Services - 1.41%
Baker Hughes, Inc.	2,521	202,361
BJ Services Company	2,301	56,559
ENSCO International, Inc.	1,168	62,897
Halliburton Company	7,023	257,112
Schlumberger, Ltd.	9,405	878,897
Smith International, Inc.	1,582	99,223
Tesoro Corp.	1,080	53,114
Valero Energy Corp.	4,370	284,356

		1,894,519
Pharmaceuticals - 3.94%
Abbott Laboratories	12,193	701,219
Allergan, Inc.	2,426	162,639
AmerisourceBergen Corp.	1,422	64,516
Barr Pharmaceuticals, Inc. *	846	45,430
Bristol-Myers Squibb Company	15,605	462,376
Celgene Corp. *	3,020	185,881
Eli Lilly & Company	7,786	412,269
Forest Laboratories, Inc. *	2,494	96,144
Gilead Sciences, Inc. *	7,309	340,161
Hospira, Inc. *	1,239	53,649
King Pharmaceuticals, Inc. *	1,926	20,396
Merck & Company, Inc.	17,171	1,019,271
Mylan Laboratories, Inc.	1,963	28,228
Pfizer, Inc.	54,654	1,298,579
Schering-Plough Corp.	12,777	399,920

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. *	809	$23,712

		5,314,390
Photography - 0.04%
Eastman Kodak Company	2,264	53,159
Publishing - 0.21%
Dow Jones & Company, Inc.	515	30,771
Gannett Company, Inc.	1,838	67,547
McGraw-Hill Companies, Inc.	2,674	131,240
Meredith Corp.	304	16,735
The New York Times Company, Class A	1,136	18,744
Tribune Company	607	18,841

		283,878
Railroads & Equipment - 0.57%
Burlington Northern Santa Fe Corp.	2,370	197,943
CSX Corp.	3,464	145,488
Norfolk Southern Corp.	3,105	159,007
Union Pacific Corp.	2,102	265,146

		767,584
Real Estate - 0.77%
Apartment Investment & Management
Company, Class A, REIT	763	30,345
Avalon Bay Communities, Inc., REIT	629	62,548
Boston Properties, Inc., REIT	939	92,416
Developers Diversified Realty Corp., REIT	980	43,522
Equity Residential, REIT	2,187	81,378
General Growth Properties, Inc., REIT	1,938	90,001
Host Hotels & Resorts, Inc., REIT	4,121	79,082
Kimco Realty Corp., REIT	1,990	78,585
ProLogis, REIT	2,027	132,606
Public Storage, Inc., REIT	982	75,948
Simon Property Group, Inc., REIT	1,763	173,567
Vornado Realty Trust, REIT	1,055	94,950

		1,034,948
Retail Grocery - 0.30%
Safeway, Inc.	3,464	120,547
SUPERVALU, Inc.	1,658	69,420
The Kroger Company	5,582	160,483
Whole Foods Market, Inc.	1,097	47,182

		397,632
Retail Trade - 3.09%
Abercrombie & Fitch Company, Class A	684	56,115
Bed Bath & Beyond, Inc. *	2,141	67,334
Best Buy Company, Inc.	3,141	160,348
Big Lots, Inc. *	803	14,992
Circuit City Stores, Inc.	1,330	8,605
Costco Wholesale Corp.	3,455	232,867
CVS Caremark Corp.	11,683	468,372
Dillard's, Inc., Class A	480	9,787
Family Dollar Stores, Inc.	1,149	27,059
Home Depot, Inc.	13,323	380,505

The accompanying notes are an integral part of the financial statements.
90

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
J.C. Penney Company, Inc.	1,749	$77,166
Kohl's Corp. *	2,507	123,545
Limited Brands, Inc.	2,516	50,521
Lowe's Companies, Inc.	11,666	284,767
Macy's, Inc.	3,420	101,403
Nordstrom, Inc.	1,561	52,356
RadioShack Corp.	1,087	20,110
Sears Holdings Corp. *	597	62,989
Staples, Inc.	5,633	133,502
Target Corp.	6,680	401,201
The Gap, Inc.	3,905	79,662
The TJX Companies, Inc.	3,508	102,925
Tiffany & Company	1,079	50,098
Walgreen Company	7,840	286,866
Wal-Mart Stores, Inc.	18,938	907,130

		4,160,225
Sanitary Services - 0.17%
Allied Waste Industries, Inc. *	2,275	25,958
Ecolab, Inc.	1,374	65,814
Waste Management, Inc.	4,096	140,575

		232,347
Semiconductors - 2.01%
Advanced Micro Devices, Inc. *	4,339	42,349
Altera Corp.	2,809	52,753
Analog Devices, Inc.	2,455	75,565
Applied Materials, Inc.	10,873	204,738
Broadcom Corp., Class A *	3,701	98,965
Intel Corp.	46,077	1,201,688
KLA-Tencor Corp.	1,524	73,274
Linear Technology Corp.	1,752	53,366
LSI Logic Corp. *	5,650	31,357
MEMC Electronic Materials, Inc. *	1,776	137,782
Microchip Technology, Inc.	1,716	49,404
Micron Technology, Inc. *	5,972	49,687
National Semiconductor Corp.	1,897	43,365
Novellus Systems, Inc. *	977	25,412
NVIDIA Corp. *	4,329	136,537
QLogic Corp. *	1,159	15,670
Teradyne, Inc. *	1,496	16,291
Texas Instruments, Inc.	11,275	355,952
Xilinx, Inc.	2,335	51,136

		2,715,291
Software - 2.51%
Adobe Systems, Inc. *	4,643	195,656
Autodesk, Inc. *	1,815	85,468
BMC Software, Inc. *	1,587	52,498
CA, Inc.	3,066	75,086
Citrix Systems, Inc. *	1,418	52,438
Compuware Corp. *	2,391	19,750
Intuit, Inc. *	2,674	78,402
Microsoft Corp.	63,615	2,137,464

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Novell, Inc. *	2,760	$19,375
Oracle Corp. *	31,063	626,851
Teradata Corp. *	1,424	36,967

		3,379,955
Steel - 0.23%
Allegheny Technologies, Inc.	806	78,786
Nucor Corp.	2,271	134,466
United States Steel Corp.	933	91,154

		304,406
Telecommunications Equipment &
Services - 1.60%
American Tower Corp., Class A *	3,300	150,282
Ciena Corp. *	678	29,819
Citizens Communications Company	2,685	34,851
Corning, Inc.	12,411	301,463
Embarq Corp.	1,204	61,344
JDS Uniphase Corp. *	1,670	22,478
QUALCOMM, Inc.	13,209	538,663
Tellabs, Inc. *	3,458	24,068
Verizon Communications, Inc.	22,901	989,552

		2,152,520
Telephone - 1.75%
AT&T, Inc.	48,120	1,838,665
CenturyTel, Inc.	883	37,642
Qwest Communications International, Inc. *	12,605	83,571
Sprint Nextel Corp.	22,459	348,564
Windstream Corp.	3,767	48,783

		2,357,225
Tires & Rubber - 0.04%
Goodyear Tire & Rubber Company *	1,665	47,869
Tobacco - 1.08%
Altria Group, Inc.	16,610	1,288,272
Reynolds American, Inc.	1,350	94,527
UST, Inc.	1,257	72,780

		1,455,579
Toys, Amusements & Sporting Goods - 0.07%
Hasbro, Inc.	1,262	35,045
Mattel, Inc.	3,113	62,198

		97,243
Transportation - 0.11%
C.H. Robinson Worldwide, Inc.	1,362	70,211
Expeditors International of Washington, Inc.	1,680	78,826

		149,037
Trucking & Freight - 0.65%
FedEx Corp.	2,436	239,873
Ryder Systems, Inc.	472	20,466
United Parcel Service, Inc., Class B	8,283	610,291

		870,630

TOTAL COMMON STOCKS (Cost $102,300,669)		$102,986,921

The accompanying notes are an integral part of the financial statements.
91

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 22.07%
Dresdner U.S. Finance, Inc.
4.58% due 12/03/2007	$20,710,000	$20,704,731
Federal Home Loan Bank Discount Notes
zero coupon due 12/05/2007	7,900,000	7,896,313
U.S. Treasury Bills
3.786% due 01/17/2008 ****	1,150,000	1,139,847

TOTAL SHORT TERM INVESTMENTS
(Cost $29,740,891)		$29,740,891

Total Investments (Index 500 Fund)
(Cost $132,041,560) - 98.47%		$132,727,812
Other Assets in Excess of Liabilities - 1.53%		2,067,955

TOTAL NET ASSETS - 100.00%		$134,795,767

International Equity Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.31%
Argentina - 0.03%
Petrobras Energia Participaciones SA, ADR,
B Shares	2,810	$31,725
Siderar SA, Class A Shares, ADR	603	31,838
Telecom Argentina SA, ADR, B Shares *	2,416	64,894

		128,457
Australia - 4.89%
ABC Learning Centres, Ltd.	7,910	36,876
AGL Energy, Ltd.	10,760	122,156
Alumina, Ltd.	26,659	152,638
Amcor, Ltd.	21,938	132,912
AMP, Ltd.	45,826	411,793
Ansell, Ltd.	3,281	33,545
APN News & Media, Ltd.	8,741	38,677
Aristocrat Leisure, Ltd.	9,102	88,576
Asciano Group *	12,440	81,978
Australia and New Zealand
Banking Group, Ltd.	45,362	1,133,198
Australian Stock Exchange, Ltd.	3,993	200,219
Axa Asia Pacific Holdings, Ltd.	21,366	151,726
Babcock & Brown, Ltd.	5,889	136,178
Bendigo Bank, Ltd.	6,725	103,082
BHP Billiton, Ltd.	81,980	3,125,074
Billabong International, Ltd.	3,737	49,583
Bluescope Steel, Ltd.	17,799	155,718
Boral, Ltd.	15,726	89,514
Brambles, Ltd., GDR	12,414	131,448
Brambles, Ltd.	21,247	233,067
Caltex Australia, Ltd.	3,106	60,810
Centro Properties Group, Ltd.	20,831	101,322
Centro Retail Group	32,506	40,758
CFS Gandel Retail Trust	36,836	77,561
CFS Retail Property Trust	771	1,566

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Challenger Financial Services Group, Ltd.	7,777	$38,310
Coca-Cola Amatil, Ltd.	13,688	121,160
Cochlear, Ltd.	1,292	86,384
Coles Myer, Ltd.	28,275	0
Commonwealth Bank of Australia, Ltd.	31,827	1,684,740
Commonwealth Property Office Fund, Ltd.	31,916	44,989
Computershare, Ltd.	12,207	109,872
CSL, Ltd.	13,434	414,845
CSR, Ltd.	25,349	68,273
DB RREEF Trust	70,346	125,365
Downer EDI, Ltd.	7,015	30,600
Fortescue Metals Group, Ltd. *	3,203	163,359
Foster's Group, Ltd.	46,418	258,923
Futuris Corp., Ltd.	16,948	31,824
General Property Trust, Ltd.	50,108	192,798
Goodman Fielder, Ltd.	23,651	40,975
Harvey Norman Holding, Ltd.	14,392	91,300
Iluka Resources, Ltd.	4,678	17,904
ING Industrial Fund (a)	27,711	65,976
James Hardie Industries, Ltd.	10,713	60,081
John Fairfax Holdings, Ltd. (a)	30,754	129,030
Leighton Holdings, Ltd.	3,430	185,710
Lend Lease Corp.	8,815	150,362
Lion Nathan, Ltd. (a)	6,742	55,133
Macquarie Airports, Ltd.	15,776	60,670
Macquarie Communications
Infrastructure Group, Ltd.	10,064	47,728
Macquarie Goodman Group, Ltd.	36,678	200,957
Macquarie Group, Ltd., ADR *	6,403	454,081
Macquarie Infrastructure Group, Ltd.	63,874	182,105
Macquarie Office Trust	45,057	61,108
Mayne Nickless, Ltd.	14,151	50,758
Mirvac Group, Ltd.	25,029	127,875
National Australia Bank, Ltd.	39,962	1,355,870
Newcrest Mining, Ltd.	11,169	332,382
NRMA Insurance Group, Ltd. (a)	45,763	180,948
OneSteel, Ltd.	18,789	110,597
Orica, Ltd.	7,253	180,976
Origin Energy, Ltd.	20,222	156,055
Pacific Brands, Ltd.	9,748	26,970
Paladin Resources, Ltd. *	12,209	73,921
PaperlinX, Ltd.	10,000	21,534
Perpetual Trust of Australia, Ltd.	899	54,219
Publishing & Broadcasting, Ltd.	10,846	199,724
Qantas Airways, Ltd., ADR	24,727	128,118
QBE Insurance Group, Ltd.	20,595	592,602
Rio Tinto, Ltd.	6,847	882,795
Santos, Ltd.	14,555	184,562
Sonic Healthcare, Ltd.	8,085	119,925
Stockland Company, Ltd.	34,676	277,129
Stockland, New Shares *	947	7,301
Suncorp-Metway, Ltd.	21,946	363,675

The accompanying notes are an integral part of the financial statements.
92

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
TABCORP Holdings, Ltd.	13,513	$182,598
Tattersall's, Ltd.	28,142	99,879
Telstra Corp., Ltd. - Ins Recp.	38,725	107,914
Telstra Corp., Ltd.	67,672	279,571
Toll Holdings, Ltd.	12,496	152,058
Transurban Group, Ltd. *	25,596	163,027
Wesfarmers, Ltd., New Shares *	4,019	153,060
Wesfarmers, Ltd., Price Protected Shares *	4,019	154,090
Wesfarmers, Ltd.	12,899	496,811
Westfield Group	41,857	758,649
Westpac Banking Corp., Ltd.	45,377	1,141,345
Woodside Petroleum, Ltd.	11,371	489,195
Woolworths, Ltd.	29,661	889,111
WorleyParsons, Ltd.	3,496	155,968
Zinifex, Ltd.	12,497	159,742

		22,875,491
Austria - 0.43%
Andritz AG	916	56,551
BetandWin.com Interactive
Entertainment AG *	540	18,884
Erste Bank der Oesterreichischen
Sparkassen AG	4,726	343,376
Flughafen Wien AG	251	28,347
Immoeast Immobilien Anlagen AG *	10,451	113,237
Immofinanz Immobilien Anlage AG	11,496	120,510
Mayr-Melnhof Karton AG	198	22,290
Meinl European Land, Ltd. *	7,523	110,412
Oesterreichische Elektrizitaets AG, Class A	1,933	130,439
OMV AG	4,124	292,721
Raiffeisen International Bank Holding AG	894	145,407
RHI AG *	567	23,225
Telekom Austria AG	8,796	256,776
Voestalpine AG	2,773	202,610
Wiener Staedtische Allgemeine
Versicherung AG	745	55,563
Wienerberger Baustoffindustrie AG	1,767	99,854

		2,020,202
Belgium - 0.96%
Agfa Gevaert NV	1,502	16,523
Barco NV	249	19,229
Bekaert SA	140	19,418
Belgacom SA	4,281	223,328
Cofinimmo SA	100	19,162
Colruyt SA	414	91,449
Compagnie Maritime Belge SA	162	14,510
Compagnie Nationale A Portefeuille, ADR *	481	35,747
Delhaize Group	2,503	218,384
Dexia	13,228	360,346
Euronav NV	257	8,467
Fortis Group SA	52,071	1,390,547
Fortis, Strip VVPR *	20,296	297
Groupe Bruxelles Lambert SA	2,048	260,414

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Interbrew	4,634	$406,004
KBC Ancora, ADR	382	42,551
KBC Bancassurance Holding NV	4,584	638,133
Mobistar SA *	809	71,356
Omega Pharma SA	213	14,832
SA D'Ieteren Trading NV	32	12,381
Solvay SA	1,608	238,418
Suez SA	1,695	112,375
UCB SA	2,790	132,646
Union Miniere SA	614	143,252

		4,489,769
Bermuda - 0.27%
Brilliance China Automotive Holdings, Ltd. *	63,709	13,459
Central European Media Enterprises, Ltd. *	725	77,153
Cheung Kong Infrastructure Holdings, Ltd.	11,000	42,751
Cosco Pacific, Ltd.	28,855	80,730
Credicorp, Ltd., ADR	967	68,841
Esprit Holdings, Ltd.	25,500	382,854
Frontline, Ltd.	600	27,566
Giordano International, Ltd.	28,000	13,314
Johnson Electronic Holdings, Ltd. (a)	33,000	15,131
Li & Fung, Ltd.	53,600	214,154
Noble Group, Ltd. (a)	27,000	41,706
Orient Overseas International, Ltd.	5,000	38,407
SeaDrill, Ltd., GDR *	6,100	131,916
Sinofert Holdings, Ltd. (a)	56,000	44,957
TPV Technology, Ltd.	25,211	15,981
Yue Yuen Industrial Holdings, Ltd.	14,000	44,688

		1,253,608
Brazil - 1.45%
All America Latina Logistica SA	8,900	116,469
Aracruz Celulose SA, SADR	845	64,744
B2W Companhia Global Do Varejo	1,432	64,702
Banco Nossa Caixa SA	732	11,229
Bovespa Holding SA *	7,167	135,528
Brasil Telecom Participacoes SA, ADR	715	49,070
Brasil Telecom Participacoes SA	1,400	36,353
Centrais Eletricas Brasileiras SA, ADR,
B Shares (a)	2,071	28,610
Centrais Eletricas Brasileiras SA, ADR	3,447	48,492
Centrais Eletricas Brasileiras SA *	1,800	25,102
Cia Brasileira de Distribuicao Grupo Pao de
Acucar, ADR	436	14,397
Cia de Bebidas das Americas, ADR	743	52,939
Cia de Concessoes Rodoviarias, ADR	2,700	47,141
Cia de Saneamento Basico do Estado de Sao
Paulo *	2,950	72,109
Cia Energetica de Minas Gerais, ADR	5,304	111,119
Cia Vale do Rio Doce	15,106	528,335
Companhia Siderurgica Nacional SA, ADR (a)	2,397	184,353
Companhia Siderurgica Nacional SA	522	39,746
Companhia Vale Do Rio Doce, ADR	17,577	607,813

The accompanying notes are an integral part of the financial statements.
93

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Brazil (continued)
Companhia Vale Do Rio Doce, SADR	24,806	$717,638
Cosan SA Industria e Comercio	1,692	19,811
CPFL Energia SA	3,000	58,906
Cyrela Brazil Realty SA	4,000	61,851
Cyrela Commercial Properties SA
Empreendimentos e Participacoes *	800	5,899
Diagnosticos da America SA	300	5,802
EDP- Energias do Brasil SA *	1,700	25,462
Empresa Brasileira de Aeronautica SA *	4,200	45,920
Empresa Brasileira de Aeronautica SA, ADR (a)	1,575	68,638
Gafisa SA	2,288	42,692
Gerdau SA, SADR (a)	5,806	163,207
Gerdau SA	1,308	29,550
Lojas Renner SA	2,900	67,942
Natura Cosmeticos SA	2,400	24,968
Perdigao SA	2,600	62,538
Petroleo Brasileiro SA, ADR	7,671	738,717
Petroleo Brasileiro SA, SADR	10,734	871,279
Petroleo Brasileiro SA	12,092	570,638
Redecard SA	4,099	74,631
Souza Cruz SA	1,700	48,078
Tele Norte Leste Participacoes SA, ADR	5,457	114,160
Tele Norte Leste Participacoes SA	1,700	56,139
Tractebel Energia SA	3,100	38,475
Unibanco - Uniao de Bancos Brasileiros SA *	9,680	143,631
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	1,717	257,069
Usinas Siderurgicas de Minas Gerais SA,
SADR	2,171	111,023
Vivo Participacoes SA, ADR	3,208	18,542
Votorantim Celulose & Papel SA, SADR *	1,189	39,499
Weg SA	3,400	45,916

		6,766,872
Canada - 5.89%
ACE Aviation Holdings, Inc. *	1,900	52,044
Addax Petroleum Corp., ADR	400	17,245
Aeroplan Income Fund, ADR	2,036	46,835
Agnico-Eagle Mines, Ltd.	3,200	153,576
Agrium, Inc.	3,300	189,429
Alimentation Couche Tard, Inc., ADR	3,500	63,388
ARC Energy Trust, ADR	2,700	51,357
Astral Media, Inc.	1,200	52,215
Bank Nova Scotia Halifax	23,400	1,236,752
Bank of Montreal	11,800	748,629
Barrick Gold Corp.	21,108	851,117
BCE, Inc.	6,573	258,398
Biovail Corp.	3,200	48,674
Bombardier, Inc. *	35,800	216,601
Brookfield Asset Management, Inc.	12,125	437,734
Brookfield Properties Corp.	5,250	111,516
CAE, Inc.	6,000	70,684
Cameco Corp.	8,500	352,513

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Canadian Imperial Bank of Commerce	7,900	$701,950
Canadian National Railway Company	12,300	595,350
Canadian Natural Resources, Ltd.	13,100	850,494
Canadian Oil Sands Trust, ADR	5,500	199,330
Canadian Pacific Railway, Ltd.	3,800	253,245
Canadian Tire Corp., Ltd.	1,800	127,626
Canadian Utilities, Ltd.	1,200	60,603
Canetic Resources Trust	5,700	77,239
Canfor Corp. *	1,800	13,753
Celestica, Inc. *	3,800	21,699
CGI Group, Inc. *	7,100	80,731
CI Financial Income Fund	1,500	40,022
Cognos, Inc. *	2,100	120,021
Cott Corp. *	1,900	11,420
Eldorado Gold Corp. *	7,900	46,138
Enbridge, Inc.	8,400	311,740
EnCana Corp.	18,000	1,168,258
Enerplus Resources Fund	2,900	118,616
Ensign Energy Services, Inc., ADR	2,700	39,503
Fairfax Financial Holdings, Ltd.	400	116,002
Finning International, Inc.	4,400	120,434
First Calgary Petroleums, Ltd. *	7,000	16,451
First Quantum Minerals, Ltd., ADR	1,700	161,508
Fording Canadian Coal Trust	3,600	122,514
Fortis, Inc.	3,800	102,795
George Weston, Ltd.	1,300	71,296
Gildan Activewear, Inc. *	2,800	106,377
Goldcorp, Inc.	17,053	551,010
Great-West Lifeco, Inc.	6,600	234,444
Harry Winston Diamond Corp., ADR	1,400	51,803
Harvest Energy Trust	3,100	66,343
Husky Energy, Inc.	6,100	241,999
IGM Financial, Inc.	2,900	147,762
Imperial Oil, Ltd.	7,800	375,589
ING Canada, Inc., ADR *	200	8,390
Inmet Mining Corp.	900	83,704
Ivanhoe Mines, Ltd. *	5,800	64,615
Jazz Air Income Fund, ADR *	614	4,667
Kinross Gold Corp. *	14,458	248,979
Loblaw Companies, Ltd.	2,600	86,844
Lundin Mining Corp. *	7,900	77,345
Magna International, Inc.	2,200	176,009
Manulife Financial Corp.	37,000	1,545,937
MDS, Inc.	3,100	62,561
Methanex Corp.	2,600	77,224
Metro, Inc. *	900	26,101
MI Developments, Inc., Class A	300	8,190
National Bank of Canada	3,800	205,134
Nexen, Inc.	11,700	332,180
Niko Resources, Ltd.	1,100	101,392
Nortel Networks Corp. *	10,260	173,403
Nova Chemicals Corp.	2,100	67,980

The accompanying notes are an integral part of the financial statements.
94

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued (showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Onex Corp.	2,300	$83,448
Open Text Corp. *	300	9,651
OPTI Canada, Inc. *	4,000	71,204
Pan American Silver Corp. *	1,500	47,492
Penn West Energy Trust	5,980	158,717
Petro-Canada	12,000	579,629
Potash Corp. of Saskatchewan, Inc.	7,600	902,925
Power Corp. Of Canada	8,300	335,918
Power Financial Corp.	6,000	249,252
Precision Drilling Trust, ADR	1,200	19,201
Provident Energy Trust	5,500	58,303
QLT, Inc. *	250	1,220
Quebecor World, Inc. *	1,600	3,568
Research In Motion, Ltd. *	12,000	1,366,028
RioCan Real Estate Investment Trust	2,600	58,815
Ritchie Bros. Auctioneers, Inc.	700	51,845
Rogers Communications, Inc., Class B	12,300	511,214
RONA, Inc. *	2,400	42,050
Royal Bank of Canada	30,600	1,621,881
Saputo, Inc.	1,800	104,567
Shaw Communications, Inc.	8,200	201,484
Sherritt International Corp., ADR	5,600	78,348
Shoppers Drug Mart Corp.	4,800	263,341
Sino-Forest Corp. *	3,300	72,604
SNC-Lavalin Group, Inc.	3,800	181,003
Sun Life Financial, Inc.	13,500	711,216
Suncor Energy, Inc.	11,000	1,051,763
Talisman Energy, Inc.	25,500	450,097
Teck Cominco, Ltd.	10,500	402,170
Telus Corp. - Non Voting Shares	3,700	171,356
Telus Corp.	1,400	65,551
Thomson Corp.	5,500	212,861
Toronto Dominion Bank Ontario	8,500	637,532
TransAlta Corp.	4,800	151,640
Trans-Canada Corp.	12,800	508,313
Trican Well Service, Ltd.	3,100	52,858
TSX Group, Inc.	1,600	86,132
Uranium One, Inc. *	4,700	43,620
UTS Energy Corp. *	3,600	19,189
WesternZagros Resources, Ltd. *	3,500	7,805
Yamana Gold, Inc.	15,893	205,825
Yellow Pages Income Fund	5,800	81,030

		27,566,093
Cayman Islands - 0.17%
Agile Property Holdings, Ltd. (a)	39,211	78,481
ASM Pacific Technology, Ltd.	4,500	31,996
Belle International Holdings, Ltd., GDR	50,888	66,869
Country Garden Holdings Company, Ltd. *	82,000	103,472
Foxconn International Holdings, Ltd. *	50,000	124,602
Hengan International Group Company, Ltd.,
GDR (a)	14,000	61,203

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cayman Islands (continued)
Hutchison Telecommunications
International, Ltd. *	36,000	$50,729
Kingboard Chemical Holdings, Ltd.	14,000	76,259
Shimao Property Holdings, Ltd., GDR (a)	38,500	113,589
Tingyi Cayman Islands Holding Corp., GDR	42,000	59,934
Xinao Gas Holdings, Ltd., GDR	14,000	26,060

		793,194
Chile - 0.21%
Banco Santander Chile SA, ADR	2,667	128,283
Cia Cervecerias Unidas SA, ADR	457	16,292
Compania de Telecomunicaciones de Chile
SA, SADR (a)	7,734	62,723
Distribucion y Servicio D&S SA, ADR (a)	966	32,062
Embotelladora Andina SA, ADR, Series A	915	14,795
Embotelladora Andina SA, ADR, Series B	1,006	17,102
Empresa Nacional de Electricidad SA, ADR	6,419	260,226
Enersis SA, SADR	15,435	269,649
Sociedad Quimica y Minera de
Chile SA, ADR, B Shares	717	125,948
Vina Concha Y Toro SA, ADR (a)	911	39,893

		966,973
China - 1.48%
Air China, Ltd., Class H	61,466	78,213
Aluminum Corp. of China, Ltd.	78,780	178,695
Angang New Steel Company, Ltd. Class H	33,012	102,772
Bank of China, Ltd.	579,500	303,058
Bank of Communications Company, Ltd.,
Class H	141,879	225,257
Beijing Capital International Airport Company,
Ltd., Class H	39,211	67,289
Beijing Datang Power Generation
Company , Ltd., Class H	75,136	68,457
BYD Company, Ltd., H Shares	3,446	26,511
Chaoda Modern Agriculture Holdings, Ltd.	38,399	36,096
China Construction Bank	624,118	604,367
China Life Insurance Company, Ltd. (a)	178,376	981,651
China Mengniu Dairy Company, Ltd.	25,498	91,944
China Petroleum & Chemical Corp., Class H (a)	424,030	643,655
China Shipping Container Lines Company, Ltd.	85,076	77,661
China Shipping Development Company, Ltd.,
Class H	33,568	92,316
China Telecom Corp., Ltd. (a)	354,396	286,108
China Travel International Investment
Hong Kong, Ltd.	73,709	49,618
COSCO Holdings	65,879	247,805
Dongfeng Motor Group Company, Ltd.	74,780	58,113
Guangdong Investment, Ltd.	52,780	30,678
Guangshen Railway Company, Ltd., Class H (a)	33,211	24,409
Guangzhou R&F Properties Company, Ltd. -
H Shares	25,200	108,731
Huadian Power International Corp., Ltd.,
Class H	35,211	18,528
Huaneng Power International, Inc., Class H	76,564	81,935

The accompanying notes are an integral part of the financial statements.
95

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
China (continued)
Hunan Non Ferrous Metal Corp., Ltd. (a)	34,000	$24,739
Industrial & Commercial Bank of China, Ltd.	735,000	589,441
Jiangsu Expressway, Ltd.	28,855	29,483
Jiangxi Copper Company, Ltd., Class H	34,925	92,868
Lenovo Group, Ltd.	88,564	79,200
Maanshan Iron & Steel Company, Ltd. (a)	41,925	30,151
PetroChina Company, Ltd., Class H	479,739	923,296
PICC Property & Casualty Company, Ltd.,
Class H (a)	62,780	97,993
Shanghai Electric Group Company, Ltd.	75,136	59,878
Shanghai Forte Land Company	25,211	15,745
Shenzhen Expressway Company, Ltd.	18,141	18,320
Shui On Land, Ltd.	42,500	52,833
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	52,066	32,526
Sinopec Yizheng Chemical Fibre
Company, Ltd. * (a)	29,925	11,497
Sinotrans, Ltd., H Shares	35,390	17,381
Tsingtao Brewery Company, Ltd., Series H (a)	7,070	24,323
Weichai Power Company, Ltd.	3,357	25,892
Yanzhou Coal Mining Company, Ltd., Class H	49,210	101,304
Zhejiang Expressway Company, Ltd., Class H	32,282	46,114
Zijin Mining Group, Ltd.	99,686	146,356
ZTE Corp., Class H (a)	3,757	18,016

		6,921,223
Colombia - 0.06%
BanColombia SA, ADR	7,807	288,859
Czech Republic - 0.14%
CEZ AS	5,446	404,643
Komercni Banka AS	400	90,947
Philip Morris CR AS	18	8,017
Telefonica Czech Republic AS	2,966	90,123
Unipetrol AS *	1,919	34,762
Zentiva NV (a)	603	32,590

		661,082
Denmark - 0.67%
A P Moller Maersk AS	27	320,606
Bang & Olufsen A/S, Series B	225	22,187
Carlsberg AS, B Shares	800	101,631
Coloplast AS	665	61,952
Dampskibsselskabet Torm AS, ADR	750	28,632
Danisco AS	1,200	88,359
Danske Bank AS	11,200	447,734
Det Ostasiatiske Kompagni A/S	375	25,699
DSV AS, ADR	4,800	111,617
FLS Industries AS, B Shares	1,300	131,086
GN Store Nord AS *	5,000	38,601
H. Lundbeck AS	1,200	34,393
Jyske Bank *	1,461	115,637
NKT Holding A/S	600	57,365
Novo Nordisk AS	5,950	755,810
Novozymes AS, B Shares	1,150	125,125

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Denmark (continued)
Sydbank AS	1,570	$65,814
Topdanmark AS * (a)	450	67,043
TrygVesta AS	681	53,071
Vestas Wind Systems AS *	4,600	434,429
William Demant Holdings AS *	600	53,901

		3,140,692
Egypt - 0.13%
Alexandria Mineral Oils Company	384	5,654
Commercial International Bank	3,695	53,154
Credit Agricole Egypt *	1,277	6,015
Eastern Tobacco	251	19,953
Egyptian Company for Mobile Services	780	29,736
Egyptian Financial Group-Hermes Holding	3,889	40,846
Egyptian International Pharmaceutical
Industries Company	723	4,115
EL Ezz Aldekhela Steel Alexandria	61	11,558
El Ezz Steel Company	1,819	18,993
Medinet Nasr Housing	715	8,591
Misr Beni Suef Cement Company	290	6,393
Olympic Group Financial Investments	803	10,420
Orascom Construction Industries	1,801	165,856
Orascom Hotels & Development *	1,926	26,878
Orascom Telecom Holding SAE	11,035	168,984
Oriental Weavers	357	3,487
Sidi Kerir Petrochemicals Company	2,925	10,965
Telecom Egypt	7,610	27,085

		618,683
Finland - 1.38%
Amer Sports Oyj, A Shares	800	21,846
Cargotec Corp. Oyj, B Shares	996	52,507
Elisa Oyj, A Shares	3,750	117,072
Fortum Corp. Oyj	10,859	466,976
KCI Konecranes Oyj	700	26,701
Kesko Oyj	1,600	93,773
Kone Corp. Oyj	1,843	138,707
Metra Oyj, B Shares	1,600	122,361
Metso Oyj	3,200	173,698
Neste Oil Oyj	3,227	113,593
Nokia AB Oyj	96,150	3,790,379
Nokian Renkaat Oyj	2,680	101,818
OKO Bank, Series A	2,400	47,405
Orion Oyj, Series B	2,087	49,373
Outokumpu Oyj	3,000	96,386
Rautaruukki Oyj	2,000	93,919
Sampo Oyj, A Shares	10,525	308,560
SanomaWSOY Oyj	1,990	56,762
Stora Enso Oyj, R Shares	14,100	233,060
TietoEnator Oyj	820	17,583
UPM-Kymmene Oyj	12,844	271,196
Uponor Oyj	600	14,328

The accompanying notes are an integral part of the financial statements.
96

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
YIT Oyj	3,127	$73,233

		6,481,236
France - 7.35%
Accor SA	4,568	385,892
Aeroports de Paris	897	102,324
Air France KLM	2,755	98,410
Air Liquide	5,773	837,127
Alcatel-Lucent	56,288	455,878
Alstom	2,475	553,694
Atos Origin SA *	1,722	97,581
AXA Group SA	38,571	1,571,851
BNP Paribas SA	20,100	2,265,630
Bouygues SA	5,361	479,884
Business Objects SA *	2,481	151,156
Cap Gemini SA	3,193	185,585
Carrefour SA	14,592	1,127,406
Casino Guich-Perrachon SA	953	104,659
Christian Dior SA	571	74,655
Cie Generale de Geophysique-Veritas *	586	175,754
CNP Assurances SA	1,093	135,940
Compagnie de Saint-Gobain SA	6,610	647,431
Compagnie Generale des Etablissements
Michelin, Class B	3,508	415,103
Credit Agricole SA	16,030	563,599
Dassault Systemes SA	1,400	81,972
Eiffage SA	352	39,266
Electricite de France	2,316	281,483
Essilor International SA	4,821	302,255
Eurazeo	220	31,268
European Aeronautic Defence &
Space Company	7,921	253,024
France Telecom SA	44,744	1,695,659
Gaz de France	4,832	270,583
Gecina SA	319	54,120
Groupe DANONE	10,814	951,847
Hermes International SA	1,613	208,388
Icade	691	50,439
Imerys SA	796	67,326
JC Decaux SA	1,327	51,323
Klepierre SA	1,665	85,744
Lafarge SA	3,666	580,954
Lagardere S.C.A.	3,075	246,541
Legrand SA, ADR	822	28,789
L'Oreal SA	5,985	831,936
LVMH Moet Hennessy SA	5,953	720,583
M6-Metropole Television	1,462	39,652
Natixis, ADR	3,863	78,102
Neopost SA	752	80,274
Neuf Cegetel	546	28,476
PagesJaunes Groupe SA	3,253	71,479
Pernod-Ricard SA	2,205	487,538
Pinault-Printemps-Redoute SA	1,891	317,972

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
PSA Peugeot Citroen SA	3,752	$290,856
Publicis Groupe SA	3,212	116,652
Renault Regie Nationale SA	4,501	652,877
Safran SA	4,155	80,748
Sanofi-Aventis SA	24,355	2,322,673
Schneider Electric SA	5,188	720,123
SCOR SE	4,287	111,192
Societe BIC SA	609	45,461
Societe Des Autoroutes Paris-Rhin-Rhone	592	65,804
Societe Generale	8,856	1,364,131
Societe Television Francaise 1 (a)	2,677	73,805
Sodexho Alliance	2,414	152,061
STMicroelectronics NV	16,696	254,810
Suez SA Strip VVPR *	1,452	21
Suez SA	23,499	1,563,622
Technip SA	2,462	200,730
Thales SA	2,184	130,388
Thomson SA	5,520	85,671
Total SA	51,462	4,161,676
Unibail-Rodamco	1,517	342,356
Valeo SA	1,584	79,611
Vallourec SA	1,177	332,073
Veolia Environnement SA	8,283	766,148
Vinci SA, ADR	9,559	759,201
Vivendi SA	27,710	1,270,695
Wendel, ADR	322	50,551
Zodiac SA	1,000	65,600

		34,426,088
Germany - 6.38%
Adidas-Salomon AG	5,098	339,639
Allianz AG	10,753	2,216,128
Altana AG	1,512	37,600
Arcandor AG *	1,345	40,770
BASF AG	11,725	1,626,674
Bayer AG	17,486	1,443,351
Bayerische Motoren Werke (BMW) AG	3,827	233,844
Beiersdorf AG	2,135	172,092
Bilfinger Berger AG	835	67,833
Celesio AG	2,080	120,294
Commerzbank AG	14,766	584,808
Continental AG	3,789	494,737
DaimlerChrysler AG	22,634	2,299,639
Deutsche Bank AG	12,221	1,600,668
Deutsche Boerse AG	4,757	892,590
Deutsche Lufthansa AG	5,540	149,757
Deutsche Post AG, GDR	1,460	43,328
Deutsche Post AG	17,079	581,770
Deutsche Postbank AG	1,995	174,806
Deutsche Telekom AG	68,276	1,511,632
Douglas Holding AG	661	40,508
E.ON AG	14,927	3,042,740

The accompanying notes are an integral part of the financial statements.
97

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fraport AG, ADR	270	$20,836
Fresenius Medical Care AG	4,713	264,085
Fresenius SE	820	67,784
GEA Group AG *	3,589	130,228
Heidelbergcement AG	233	38,075
Heidelberger Druckmaschinen AG	1,353	42,723
Henkel KGaA	2,610	135,329
Henkel KGaA	4,497	249,239
Hochtief AG	1,079	141,864
Hypo Real Estate Holding AG	4,983	263,159
Infineon Technologies AG *	18,459	220,531
IVG Immobilien AG	2,299	91,434
K+S AG	843	171,957
Linde AG	2,960	387,055
MAN AG	2,758	445,245
Merck & Company AG	1,509	195,998
Metro AG	4,051	370,831
MLP AG	1,580	22,883
Muenchener Rueckversicherungs-
Gesellschaft AG	4,926	899,123
Premiere AG *	2,117	33,334
ProSieben Sat.1 Media AG	1,970	52,446
Puma AG	164	66,188
Q-Cells AG *	1,074	151,833
Qiagen AG *	1,717	36,431
Rheinmetall AG	788	65,356
RWE AG	10,713	1,463,370
Salzgitter AG	962	154,138
SAP AG	21,143	1,081,997
Siemens AG	20,407	3,098,094
Solarworld AG	2,014	124,639
Suedzucker AG	1,309	28,614
Thyssen Krupp AG	8,789	518,941
TUI AG *	5,216	146,722
Volkswagen AG	3,851	924,374
Wacker Chemie AG	154	43,007
Wincor Nixdorf AG	268	23,052

		29,886,123
Greece - 0.61%
Alpha Bank A.E.	9,834	333,093
Athens Stock Exchange SA (ASE)	1,430	42,229
Bank of Piraeus SA	8,131	313,781
Coca Cola Hellenic Bottling Company SA	4,155	176,512
Cosmote Mobile Communications SA	2,990	114,753
EFG Eurobank Ergas SA	7,934	278,622
Folli-Follie SA	340	13,674
Greek Organization of Football Prognostics	5,670	220,716
Hellenic Petroleum SA	2,760	42,686
Hellenic Technodomiki Tev SA	2,960	38,818
Hellenic Telecommunications Organization SA	9,320	335,353
Motor Oil Hellas Corinth Refineries SA	1,110	23,885
National Bank of Greece SA	10,237	687,462

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Greece (continued)
Public Power Corp.	2,570	$126,226
Titan Cement Company SA	1,570	69,892
Viohalco SA	2,250	30,088

		2,847,790
Hong Kong - 2.79%
Anhui Conch Cement Company, Ltd., Series H (a)	11,070	95,666
Bank of East Asia, Ltd.	34,142	207,852
Beijing Enterprises Holdings, Ltd.	12,714	64,190
BOC Hong Kong Holdings, Ltd.	90,500	236,282
Cathay Pacific Airways, Ltd.	33,000	87,156
Cheung Kong Holdings, Ltd.	37,000	700,110
China Agri-Industries Holdings, Ltd. *	34,784	23,817
China CITIC Bank * (a)	116,000	79,057
China Communications
Construction Company , Ltd.	106,665	314,684
China Eastern Airlines Corp., Ltd. *	32,639	31,354
China Everbright, Ltd. * (a)	19,784	65,351
China Merchants Holdings International
Company, Ltd.	25,560	166,040
China Mobile, Ltd.	150,970	2,762,527
China Overseas Land & Investment, Ltd. (a)	90,921	207,702
China Resource Power Holdings, Ltd.	37,211	128,913
China Resources Enterprises, Ltd.	28,855	121,953
China Resources Land, Ltd. (a)	41,211	98,932
China Shenhua Energy Company, Ltd.	81,500	484,783
China Southern Airlines Company, Ltd. *	30,855	38,358
Citic Pacific, Ltd.	28,033	158,753
CLP Holdings, Ltd.	32,500	221,620
CNOOC, Ltd.	383,720	704,725
COFCO International, Ltd. * (a)	15,784	11,794
Denway Motors, Ltd.	123,559	80,865
Fu Ji Food & Catering Services Holdings, Ltd. (a)	4,900	12,296
Global Bio-Chem Technology
Group Company, Ltd.	32,855	8,965
Gome Electrical Appliances Holdings, Ltd.	43,427	89,918
Guangzhou Investment Company, Ltd.	95,493	31,397
Hang Lung Properties, Ltd.	51,000	235,391
Hang Seng Bank, Ltd.	18,700	359,605
Henderson Land Development Company, Ltd.	21,000	186,675
Hong Kong & China Gas Company, Ltd.	88,700	261,552
Hong Kong Electric Holdings, Ltd.	34,000	178,428
Hong Kong Exchange & Clearing, Ltd. (a)	26,000	791,748
Hopewell Holdings, Ltd.	15,000	68,394
Hopson Development Holdings, Ltd., GDR	14,000	44,158
Hutchison Whampoa, Ltd.	52,000	620,892
Hysan Development Company, Ltd. (a)	15,643	44,922
Kerry Properties, Ltd. (a)	15,924	145,195
Li Ning Company, Ltd. (a)	16,749	57,048
Link, REIT	51,486	112,619
Melco International Development	16,000	25,918
MTR Corp., Ltd. (a)	32,699	110,602
New World Development Company, Ltd.	58,177	222,881

The accompanying notes are an integral part of the financial statements.
98

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Nine Dragons Paper Holdings, Ltd. (a)	32,600	$81,440
PCCW, Ltd.	99,000	59,477
Ping An Insurance Group Company of China,
Ltd.	35,855	399,007
Semiconductor Manufacturing
International Corp. *	379,912	36,092
Shanghai Industrial Holdings, Ltd.	13,070	63,138
Shangri-La Asia, Ltd.	28,000	79,873
Shenzhen Investment, Ltd.	44,682	34,371
Shun Tak Holdings, Ltd.	30,000	45,923
Sino Land Company, Ltd.	33,158	118,654
Sun Hung Kai Properties, Ltd.	33,000	686,833
Swire Pacific, Ltd., Class A	20,500	277,885
Techtronic Industries Company, Ltd.	28,500	24,129
Television Broadcasting Company, Ltd.	7,000	43,047
Tencent Holdings, Ltd.	22,000	166,152
Travelsky Technology, Ltd., Class H	13,428	14,426
Weiqiao Textile Company, Ltd. (a)	8,749	12,973
Wharf Holdings, Ltd.	29,000	173,002
Wing Hang Bank, Ltd.	4,085	51,238

		13,068,748
Hungary - 0.15%
Gedeon Richter Rt.	346	76,970
Magyar Telekom Rt.	11,601	60,550
MOL Magyar Olaj & Gazipari Rt.	1,751	250,851
OTP Bank Rt.	6,230	307,096

		695,467
India - 1.43%
Bajaj Auto, Ltd., ADR	1,087	75,981
Dr. Reddy's Laboratories, Ltd., ADR	5,617	88,243
Grasim Industries, Ltd., ADR	1,991	197,706
Hindalco Industries, Ltd., ADR	2,729	12,826
ICICI Bank, Ltd., SADR (a)	15,169	917,876
Infosys Technologies, Ltd., ADR	20,104	847,384
Larsen & Toubro, Ltd., ADR	1,366	142,331
Mahindra & Mahindra, Ltd., ADR	800	15,024
Ranbaxy Laboratories, Ltd., ADR	7,736	75,813
Reliance Capital, Ltd. *	895	53,360
Reliance Communication, Ltd., ADR	21,346	363,623
Reliance Energy, Ltd., ADR	447	58,684
Reliance Industries, Ltd., GDR	19,410	2,838,712
Reliance Natural Resources, Ltd., ADR * (a)	8,956	76,236
Satyam Computer Services, Ltd., ADR	14,300	374,088
State Bank of India GDR	50	6,008
State Bank of India, Ltd., ADR (a)	1,281	154,361
Tata Motors, Ltd., SADR (a)	9,871	184,292
Videsh Sanchar Nigam, Ltd., ADR (a)	1,347	44,599
Wipro, Ltd., ADR (a)	11,526	167,127

		6,694,274
Indonesia - 0.31%
Aneka Tambang Tbk PT	82,500	41,338

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Indonesia (continued)
Astra Agro Lestari Tbk PT	10,000	$27,287
Astra International Tbk PT	50,000	134,172
Bank Central Asia Tbk PT	150,500	114,555
Bank Danamon Indonesia Tbk PT	42,500	37,813
Bank Internasional Indonesia Tbk PT	402,500	11,655
Bank Mandiri Tbk PT	149,000	56,800
Bank Pan Indonesia Tbk PT *	128,750	9,123
Bank Rakyat Indonesia Tbk PT	134,500	112,431
Berlian Laju Tanker Tbk PT	48,500	11,195
Bumi Resources Tbk PT	407,500	246,914
Energi Mega Persada Tbk PT *	91,500	13,258
Gudang Garam Tbk PT	14,500	13,028
Indocement Tunggal Prakarsa Tbk PT	23,000	18,969
Indofood Sukses Makmur Tbk PT	105,500	28,578
Indosat Tbk PT	60,500	54,401
International Nickel Indonesia Tbk PT	5,000	50,470
Kalbe Farma Tbk PT	113,500	14,800
Perusahaan Gas Negara Tbk PT	45,000	81,517
PT Telekomunikiasi Indonesia, ADR	4,500	194,985
Ramayana Lestari Sentosa Tbk PT	53,000	4,883
Semen Gresik Persero Tbk PT	35,000	22,357
Telekomunikasi Indonesia Tbk PT	71,500	77,452
Unilever Indonesia Tbk PT	38,000	26,973
United Tractors Tbk PT	32,000	38,611

		1,443,565
Ireland - 0.55%
Allied Irish Banks PLC - London	3,618	81,770
Allied Irish Banks PLC	18,191	407,188
Anglo Irish Bank Corp. PLC	9,394	158,731
Bank of Ireland - London	3,798	60,266
Bank of Ireland	20,688	328,386
C&C Group PLC	30	163
CRH PLC - London	2,233	84,131
CRH PLC	11,402	430,715
DCC PLC - London	403	10,574
DCC PLC	577	14,374
Elan Corp PLC - London *	1,434	33,202
Elan Corp. *	10,203	237,188
Experian Group, Ltd.	25,105	219,311
Greencore Group PLC - London	1,013	6,513
Greencore Group PLC	3,075	19,537
Iaws Group PLC - London	887	20,414
Iaws Group PLC	665	14,421
Irish Life & Permanent PLC - London	764	14,737
Irish Life & Permanent PLC	6,111	120,811
Kerry Group PLC	2,619	76,517
Kerry Group PLC - London	675	19,779
Kingspan Group PLC - London	213	4,486
Kingspan Group PLC	2,798	58,818
Paddy Power PLC - London	146	4,626
Paddy Power PLC	417	13,063

The accompanying notes are an integral part of the financial statements.
99

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR *	732	$5,204
Ryanair Holdings PLC, SADR *	1,496	60,693
Smurfit Kappa Group PLC *	2,953	49,799

		2,555,417
Israel - 0.38%
Africa-Israel Investments, Ltd.	311	31,383
Aladdin Knowledge Systems, ADR *	122	3,194
Alvarion, Ltd., ADR *	649	6,328
Audio Codes, Ltd., ADR *	664	3,406
Bank Hapoalim, Ltd.	23,474	118,585
Bank Leumi Le-Israel, Ltd.	21,163	98,953
Bezek Israeli Telecommunications Corp., Ltd.	26,127	47,696
Check Point Software Technologies, Ltd. *	4,203	95,912
Clal Industries & Investments, Ltd.	1,492	8,923
Clal Insurance Enterprise Holdings, Ltd.	432	12,520
Discount Investment Corp.	438	14,416
Elbit Systems, Ltd.	533	30,314
Given Imaging Corp., ADR * (a)	288	6,702
Harel Insurance Investments, Ltd.	176	10,371
ICL Israel Chemicals, Ltd.	12,831	137,135
IDB Development Corp., Ltd.	512	19,620
Israel Corp., Ltd.	58	59,110
Israel Discount Bank, Ltd. *	11,163	29,006
Koor Industries, Ltd.	225	17,273
Makhteshim-Agam Industries, Ltd. *	7,688	65,563
Migdal Insurance Holdings, Ltd.	6,198	10,588
Nice Systems, Ltd. *	1,233	40,876
Partner Communications, Ltd.	1,752	36,138
RADWARE, Ltd., ADR *	413	5,547
Retalix, Ltd. *	389	6,839
Strauss-Elite, Ltd. *	629	9,089
Super-Sol, Ltd.	2,031	7,813
Syneron Medical, Ltd., ADR *	423	6,205
Teva Pharmaceutical Industries, Ltd.	18,150	813,050
United Mizrahi Bank, Ltd.	3,045	23,291

		1,775,846
Italy - 2.90%
AEM SpA	10,033	42,155
Alleanza Assicuraz SpA	10,233	135,015
Assicurazioni Generali SpA	26,219	1,204,623
Autogrill SpA	2,441	42,773
Autostrade SpA	6,380	242,631
Banca Carige SpA	5,169	25,786
Banca Intesa SpA - Non convertible	23,646	178,318
Banca Monte dei Paschi Siena SpA	27,477	153,078
Banca Popolare di Milano SpA	10,539	152,544
Banche Popolari Unite SpA	14,799	421,645
Banco Popolare Scarl *	16,730	376,161
Bulgari SpA	3,956	58,520
Enel SpA	107,552	1,287,715
Eni SpA	63,534	2,274,107

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Fiat SpA	17,340	$476,336
Finmeccanica SpA	7,367	219,841
Fondiaria-Sai SpA	1,627	71,155
IFIL - Investments SpA	4,055	41,882
Intesa Sanpaolo SpA	187,783	1,494,842
Italcementi SpA, RNC	1,013	15,221
Italcementi SpA	1,507	31,255
Lottomatica SpA	1,736	59,288
Luxottica Group SpA	3,348	111,573
Mediaset SpA	19,030	185,712
Mediobanca SpA (a)	11,906	267,966
Mediolanum SpA	5,585	40,342
Mondadori (Arnoldo) Editore SpA	3,341	27,925
Parmalat SpA	40,342	155,425
Pirelli & Company SpA *	75,308	89,667
Prysmian SpA *	3,136	79,165
Saipem SpA	3,139	126,255
Seat Pagine Gialle SpA	99,855	47,265
Snam Rete Gas SpA	21,580	137,232
Telecom Italia SpA	266,504	847,193
Telecom Italia SpA-RNC	150,849	377,119
Terna SpA	29,262	114,666
UniCredito Italiano SpA	227,828	1,936,107
Unipol Gruppo Finanziario SpA, ADR	6,065	23,513

		13,572,016
Japan - 14.99%
Access Company, Ltd. *	5	20,293
Acom Company, Ltd.	1,430	35,343
Aderans Company, Ltd.	900	14,305
Advantest Corp.	3,700	104,731
AEON Company, Ltd.	15,900	243,792
AEON Credit Service Company, Ltd.	1,600	26,649
Aeon Mall Company, Ltd.	1,700	45,671
Aiful Corp.	1,700	33,445
Aisin Seiki Company	4,800	194,255
Ajinomoto Company, Inc.	17,000	187,369
Alfresa Holdings Corp.	800	46,447
All Nippon Airways Company, Ltd.	16,000	62,310
Alps Electric Company, Ltd.	4,700	59,067
Amada Company, Ltd.	10,000	92,377
Aoyama Trading Company, Ltd.	1,100	28,021
Asahi Breweries, Ltd.	9,900	171,829
Asahi Glass Company, Ltd.	23,000	321,814
Asahi Kasei Corp.	30,000	216,838
ASATSU-DK, Inc.	600	17,570
Asics Corp.	4,000	57,960
Astellas Pharmaceuticals, Inc.	13,000	580,002
Autobacs Seven Company, Ltd.	600	12,906
Bank of Kyoto, Ltd.	7,000	90,018
Benesse Corp.	1,800	74,787
Bridgestone Corp.	14,800	283,996

The accompanying notes are an integral part of the financial statements.
100

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Canon Sales Company, Inc.	1,800	$36,722
Canon, Inc.	26,100	1,376,703
Casio Computer Company, Ltd.	6,000	76,610
Central Glass Company, Ltd.	5,000	18,499
Central Japan Railway Company, Ltd.	39	412,532
Chiba Bank, Ltd.	18,000	155,175
Chiyoda Corp.	4,000	52,402
Chubu Electric Power Company, Inc.	15,800	438,425
Chugai Pharmaceutical Company, Ltd.	6,800	118,933
Circle K Sunkus Company, Ltd.	700	10,265
Citizen Watch Company, Ltd.	8,600	92,201
Coca-Cola West Japan Company, Ltd.	1,100	25,011
COMSYS Holdings Corp.	3,000	24,664
Credit Saison Company, Ltd.	3,700	105,190
CSK Corp.	1,600	52,824
Dai Nippon Printing Company, Ltd.	15,000	218,487
Daicel Chemical Industries, Ltd.	7,000	41,503
Daido Steel Company, Ltd.	7,000	51,822
Daifuku Company, Ltd.	2,000	28,209
Daiichi Sankyo Company, Ltd.	17,000	533,479
Daikin Industries, Ltd.	6,400	331,721
Dainippon Ink & Chemicals, Inc.	16,000	80,540
Dainippon Screen Manufacturing
Company, Ltd.	5,000	28,138
Daito Trust Construction Company, Ltd.	2,000	96,211
Daiwa House Industry Company, Ltd.	12,000	159,352
Daiwa Securities Group, Inc.	33,000	334,347
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	62,389
Denso Corp.	11,600	476,765
Dentsu, Inc.	47	120,715
Dowa Mining Company, Ltd.	7,000	49,275
E-Access, Ltd.	37	20,000
East Japan Railway Company	83	687,030
Ebara Corp.	10,000	36,272
EDION Corp.	1,800	22,478
Eisai Company, Ltd.	6,300	278,693
Electric Power Development Company, Ltd.	3,700	134,184
Elpida Memory, Inc. *	2,400	81,265
Familymart Company, Ltd.	1,300	38,643
Fanuc, Ltd.	4,600	481,836
Fast Retailing Company, Ltd.	1,300	85,619
Fuji Electric Holdings Company, Ltd.	15,000	55,650
Fuji Photo Film Company, Ltd.	11,900	525,583
Fuji Software ABC, Inc.	900	15,240
Fuji Television Network, Inc.	11	18,090
Fujikura, Ltd.	8,000	39,817
Fujitsu, Ltd.	45,000	318,286
Fukuoka Financial Group, Inc. *	19,000	123,723
Furukawa Electric Company, Ltd.	15,000	64,872
Glory, Ltd.	1,700	46,241
Goodwill Group, Inc. *	34	8,546
Gunma Bank	9,000	66,040

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Gunze, Ltd.	4,000	$16,784
Hakuhodo DY Holdings, Inc.	650	37,834
Hankyu Department Stores	4,000	33,418
Hankyu Hanshin Holdings, Inc.	29,200	135,668
Haseko Corp. *	22,500	44,914
Hikari Tsushin, Inc.	500	15,418
Hino Motors, Ltd.	6,000	36,824
Hirose Electric Company, Ltd.	800	90,333
Hitachi Cable, Ltd.	5,000	32,304
Hitachi Capital Corp.	900	12,552
Hitachi Chemical, Ltd.	2,100	49,626
Hitachi Construction Machinery Company, Ltd.	2,400	86,693
Hitachi High-Technologies Corp.	1,400	31,359
Hitachi, Ltd.	83,000	585,654
Hokkaido Electric Power Company, Inc.	4,600	101,729
Hokuhoku Financial Group, Inc.	30,000	97,491
Honda Motor Company, Ltd.	38,100	1,323,232
House Food Corp.	1,500	26,614
Hoya Corp.	9,900	347,471
Ibiden Company, Ltd.	3,200	252,573
Idemitsu Kosan Company, Ltd.	500	56,420
Inpex Holdings, Inc.	21	216,195
Isetan Company, Ltd.	4,200	61,026
Ishikawajima-Harima Heavy Industries
Company, Ltd.	31,000	71,389
ITO EN, Ltd.	1,200	28,415
Itochu Corp.	37,000	393,912
Itochu Techno-Science Corp.	800	28,555
J Front Retailing Company, Ltd. *	11,000	99,887
JAFCO Company, Ltd.	900	33,997
Japan Airlines System Corp. *	24,000	57,471
Japan Petroleum Exploration Company, Ltd.	800	63,072
Japan Prime Realty Investment Corp., REIT	13	53,984
Japan Real Estate Investment Corp., REIT	9	114,590
Japan Retail Fund Investment Corp., REIT	8	52,817
Japan Tobacco, Inc.	110	624,636
JFE Holdings, Inc.	14,300	788,551
JGC Corp.	5,000	93,119
Joyo Bank, Ltd.	16,000	96,473
JS Group Corp.	6,100	97,975
JSR Corp.	4,100	99,343
Jupiter Telecommunications Company, Ltd. *	100	81,085
Kajima Corp.	21,000	68,937
Kamigumi Company, Ltd.	7,000	54,591
Kaneka Corp.	8,000	66,315
Kansai Electric Power Company, Ltd.	18,300	469,480
Kansai Paint Company, Ltd.	6,000	44,605
Kao Corp.	13,000	393,942
Kawasaki Heavy Industries, Ltd.	37,000	122,419
Kawasaki Kisen Kaisha, Ltd.	14,000	168,183
KDDI Corp.	61	435,426

The accompanying notes are an integral part of the financial statements.
101

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Keihin Electric Express Railway
Company, Ltd.	10,000	$65,214
Keio Electric Railway Company, Ltd.	13,000	81,758
Keisei Electric Railway Company, Ltd.	7,000	40,994
Keyence Corp.	900	209,211
Kikkoman Corp.	3,000	41,161
Kinden Corp.	4,000	32,641
Kintetsu Corp.	40,000	133,111
Kirin Brewery Company, Ltd.	19,000	300,493
KK DaVinci Advisors *	26	26,174
Kobe Steel Company, Ltd.	65,000	214,261
Kokuyo Company, Ltd.	1,700	15,227
Komatsu, Ltd.	21,800	667,368
Komori Corp.	1,600	38,247
Konami Corp.	2,200	65,365
Konica Minolta Holdings, Inc.	11,500	219,526
Kose Corp.	600	15,411
Koyo Seiko Company, Ltd.	4,900	84,661
Kubota Corp.	26,000	193,690
Kuraray Company, Ltd.	9,000	111,193
Kurita Water Industries, Ltd.	2,900	86,389
Kyocera Corp.	3,900	351,850
KYOWA HAKKO KOGYO COMPANY, LTD.	8,000	90,530
Kyushu Electric Power Company, Inc.	8,900	241,981
Lawson, Inc.	1,600	58,461
LeoPalace21 Corp.	3,300	97,250
Mabuchi Motor Company, Ltd.	600	39,028
Makita Corp.	2,700	121,429
Marubeni Corp.	40,000	307,610
Marui Company, Ltd.	7,100	72,761
Matsui Securities Company, Ltd.	2,000	16,577
Matsumotokiyoshi Holdings Company, Ltd. *	800	15,875
Matsushita Electric Industrial Company, Ltd.	48,000	976,098
Matsushita Electric Works, Ltd.	9,000	94,358
Mediceo Holdings Company, Ltd.	3,800	52,437
Meiji Dairies Corp.	7,000	35,305
Meiji Seika Kaisha, Ltd.	8,000	35,272
Meitec Corp.	800	26,835
Millea Holdings, Inc.	17,700	622,042
Minebea Company, Ltd.	10,000	62,421
Mitsubishi Chemical Holdings Corp, ADR	29,500	236,129
Mitsubishi Corp.	32,900	955,323
Mitsubishi Electric Corp.	47,000	543,356
Mitsubishi Estate Company, Ltd.	29,000	784,233
Mitsubishi Gas & Chemicals Company, Inc.	9,000	93,375
Mitsubishi Heavy Industries, Ltd.	78,000	379,800
Mitsubishi Logistc Corp.	3,000	36,425
Mitsubishi Materials Corp.	27,000	137,448
Mitsubishi Rayon Company, Ltd.	12,000	64,774
Mitsubishi UFJ Financial Group, Inc.	212,020	2,093,777
Mitsubishi UFJ Lease & Finance
Company, Ltd.	760	26,912

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsui & Company, Ltd.	41,000	$946,415
Mitsui Chemicals, Inc.	15,000	110,005
Mitsui Engineering & Shipbuilding
Company, Ltd.	18,000	82,666
Mitsui Fudosan Company, Ltd.	20,000	516,356
Mitsui Mining & Smelting Company, Ltd.	12,000	51,578
Mitsui O.S.K. Lines, Ltd.	26,000	391,886
Mitsui Sumitomo Insurance Company, Ltd.	30,000	326,655
Mitsui Trust Holdings, Inc.	17,000	144,928
Mitsukoshi, Ltd.	11,000	53,587
Mitsumi Electric Company, Ltd.	1,800	71,277
Mizuho Financial Group, Inc.	241	1,301,499
Murata Manufacturing Company, Ltd.	5,300	310,444
Namco Bandai Holdings, Inc.	5,300	87,932
NEC Corp.	51,000	239,951
NEC Electronics Corp. *	700	19,634
NGK INSULATORS, LTD.	7,000	217,026
NGK Spark Plug Company, Ltd.	4,000	71,131
NHK Spring Company, Ltd.	3,000	30,352
NICHIREI Corp.	5,000	20,851
Nidec Corp.	2,800	212,425
Nikko Cordial Corp.	9,000	133,645
Nikon Corp.	8,000	250,727
Nintendo Company, Ltd.	2,400	1,473,701
Nippon Building Fund, Inc., REIT	11	159,124
Nippon Electric Glass Company, Ltd.	8,000	134,502
Nippon Express Company, Ltd.	19,000	97,753
Nippon Kayaku Company, Ltd.	3,000	24,486
Nippon Light Metal Company, Ltd.	10,000	17,797
NIPPON MEAT PACKERS, Inc.	4,000	39,251
Nippon Mining Holdings, Inc.	22,500	166,892
Nippon Oil Corp.	31,000	257,340
Nippon Paper Group, Inc.	19	55,718
Nippon Sheet Glass Company, Ltd.	16,000	88,364
Nippon Shokubai Company, Ltd.	3,000	29,016
Nippon Steel Corp.	142,000	861,022
Nippon Telegraph & Telephone Corp.	124	562,654
Nippon Yusen Kabushiki Kaisha	28,000	244,296
Nippon Zeon Company	4,000	26,655
Nishimatsu Construction Company, Ltd.	5,000	14,134
Nishi-Nippon City Bank, Ltd.	18,000	50,579
Nissan Chemical Industries, Ltd.	4,000	54,844
Nissan Motor Company, Ltd.	54,400	623,740
Nisshin Seifun Group, Inc.	5,000	49,359
Nisshin Steel Company	21,000	79,041
Nisshinbo Industries, Inc.	3,000	39,975
Nissin Food Products Company, Ltd.	2,300	82,176
Nitori Company, Ltd.	750	36,753
Nitto Denko Corp.	4,200	218,125
NOK Corp.	2,700	54,725
Nomura Holdings, Inc.	42,300	763,575
Nomura Real Estate Holdings, Inc.	1,000	27,138

The accompanying notes are an integral part of the financial statements.
102

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nomura Real Estate Office Fund, Inc.	6	$62,330
Nomura Research Institute, Ltd.	2,500	88,970
NSK, Ltd.	11,000	106,594
NTN Corp.	9,000	79,080
NTT Data Corp.	30	136,891
NTT DoCoMo, Inc.	383	612,961
NTT Urban Development Corp.	31	62,530
Obayashi Corp.	16,000	81,134
OBIC Company, Ltd.	150	28,806
Odakyu Electric Railway Company, Ltd.	14,000	101,514
Oji Paper Company, Ltd.	20,000	95,835
Oki Electric Industry Company, Ltd. *	10,000	17,051
Okuma Holdings, Inc.	3,000	34,606
Okumura Corp.	4,000	18,288
Olympus Optical Company, Ltd.	6,000	248,171
Omron Corp.	5,300	138,185
Onward Kashiyama Company, Ltd.	3,000	32,566
Oracle Corp. - Japan	1,000	45,079
Oriental Land Company, Ltd.	1,300	79,155
Orix Corp.	2,170	448,427
Osaka Gas Company, Ltd.	47,000	186,746
OSG Corp.	1,900	21,316
Otsuka Corp.	400	35,717
Park24 Company, Ltd.	2,200	20,386
Pioneer Electronic Corp.	3,000	28,471
Promise Company, Ltd.	1,700	47,879
Q.P. Corp.	2,700	27,666
Rakuten, Inc.	173	88,731
Resona Holdings, Inc.	141	275,339
Ricoh Company, Ltd.	16,000	306,417
Rinnai Corp.	1,000	34,244
Rohm Company, Ltd.	2,500	228,884
Round One Corp.	8	19,420
Ryohin Keikaku Company, Ltd.	500	30,897
Sanken Electric Company, Ltd.	3,000	15,979
SANKYO Company, Ltd.	1,300	59,062
Santen Pharmaceutical Company, Ltd.	1,800	44,112
Sanwa Shutter Corp.	6,000	30,433
Sanyo Electric Company, Ltd. *	39,000	75,262
Sapporo Hokuyo Holdings, Inc.	7	72,714
Sapporo Holdings	6,000	49,009
SBI E*Trade Securities Compnay, Ltd.	36	36,637
SBI Holdings, Inc.	233	70,250
Secom Company, Ltd.	5,200	289,892
SEGA SAMMY HOLDINGS, INC.	5,100	65,284
Seiko Epson Corp.	3,000	66,860
Seino Transportation Company, Ltd.	3,000	22,032
Sekisui Chemical Company, Ltd.	11,000	75,451
Sekisui House, Ltd.	12,000	153,413
Seven & I Holdings Company, Ltd.	19,800	496,859
Sharp Corp.	24,000	395,341
Shimachu Company, Ltd.	900	26,745

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shimamura Company, Ltd.	600	$61,503
Shimano, Inc.	1,500	56,661
Shimizu Corp.	14,000	60,427
Shin-Etsu Chemical Company, Ltd.	9,800	584,122
Shinko Electric Industries Company, Ltd.	1,600	34,930
Shinko Securities Company, Ltd.	14,000	62,501
Shinsei Bank, Ltd.	36,000	129,445
Shionogi & Company, Ltd.	7,000	134,580
Shiseido Company, Ltd.	8,000	191,837
Shizuoka Bank, Ltd.	15,000	178,044
Showa Denko K.K.	25,000	86,437
Showa Shell Sekiyu K.K.	4,400	50,291
SMC Corp.	1,400	161,965
SOFTBANK CORP.	17,500	404,369
Sojitz Holdings Corp.	23,300	92,209
Sompo Japan Insurance, Inc.	20,000	193,617
Sony Corp.	24,500	1,325,135
Sony Financial Holdings, Inc. *	23	86,937
Stanley Electric Corp.	3,600	88,647
Sumco Corp.	2,700	84,218
Sumitomo Bakelite Company, Ltd.	5,000	32,234
Sumitomo Chemical Company, Ltd.	38,000	324,645
Sumitomo Corp.	25,600	386,059
Sumitomo Electric Industries, Ltd.	17,800	277,207
Sumitomo Heavy Industries, Ltd.	14,000	151,857
Sumitomo Metal Industries, Ltd.	100,000	446,079
Sumitomo Metal Mining Company, Ltd.	13,000	271,206
Sumitomo Mitsui Financial Group, Inc.	161	1,385,735
Sumitomo Osaka Cement Company, Ltd.	8,000	16,050
Sumitomo Realty &
Development Company, Ltd.	9,000	274,079
Sumitomo Rubber Industries, Inc.	4,000	39,476
Sumitomo Titanium Corp.	400	31,203
Sumitomo Trust & Banking Company, Ltd.	31,000	258,095
Suruga Bank, Ltd.	5,000	63,940
Suzuken Company, Ltd.	1,600	52,870
T&D Holdings, Inc.	4,850	281,510
TAIHEIYO CEMENT CORP.	21,000	51,191
Taisei Corp.	22,000	65,057
Taisho Pharmaceuticals Company, Ltd.	4,000	78,311
Taiyo Nippon Sanso Corp.	6,000	59,037
Taiyo Yuden Company, Ltd.	3,000	50,802
Takara Holdings, Inc.	3,000	18,624
Takashimaya Company, Ltd.	8,000	98,874
Takeda Pharmaceutical Company, Ltd.	20,600	1,321,991
Takefuji Corp.	2,950	75,988
Tanabe Seiyaku Company, Ltd.	5,000	48,370
TDK Corp.	3,100	220,622
Teijin, Ltd.	20,000	86,894
Terumo Corp.	4,000	204,202
The 77th Bank, Ltd.	8,000	54,157
The Bank of Yokohama, Ltd.	28,000	219,111

The accompanying notes are an integral part of the financial statements.
103

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
The Hachijuni Bank, Ltd.	10,000	$79,507
The Hiroshima Bank, Ltd.	13,000	76,872
The Japan Steel Works, Ltd.	9,000	132,945
The Tokyo Electric Power Company, Ltd.	29,900	821,604
THK Company, Ltd.	3,400	62,070
TIS, Inc.	1,100	21,853
Tobu Railway Company, Ltd.	20,000	97,103
Toda Corp.	4,000	21,346
Toho Company, Ltd.	3,000	67,859
Toho Titanium Company, Ltd.	600	20,125
Tohoku Electric Power Company, Inc.	10,000	230,658
Tokai Rika Company, Ltd.	1,400	42,567
Tokuyama Corp.	5,000	52,365
Tokyo Broadcasting Company, Ltd.	1,000	23,387
Tokyo Electron, Ltd.	4,100	252,670
Tokyo Gas Company, Ltd.	56,000	279,650
Tokyo Seimitsu Company, Ltd.	800	20,402
Tokyo Steel Manufacturing Company, Ltd.	2,200	28,395
Tokyo Tatemono Company, Ltd.	7,000	82,873
Tokyu Corp.	26,000	182,468
Tokyu Land Corp.	10,000	94,966
TonenGeneral Sekiyu K.K.	7,000	73,181
Toppan Printing Company, Ltd.	14,000	137,516
Toray Industries, Inc.	33,000	267,865
Toshiba Corp.	74,000	606,323
Tosoh Corp.	12,000	58,911
Toto, Ltd.	7,000	55,961
Toyo Seikan Kaisha, Ltd.	3,800	66,442
Toyo Suisan Kaisha, Ltd.	2,000	37,537
Toyobo Company, Ltd.	17,000	36,229
Toyoda Gosei Company, Ltd.	1,400	50,473
Toyota Boshoku Corp.	1,800	60,343
Toyota Industries Corp.	4,500	189,243
Toyota Motor Corp.	66,000	3,741,979
Toyota Tsusho Corp.	5,400	156,859
Trend Micro, Inc.	2,500	101,118
Ube Industries, Ltd.	24,000	87,498
UNI Charm Corp.	900	58,275
UNY Company, Ltd.	4,000	35,400
Ushio, Inc.	2,700	58,637
USS Company, Ltd.	500	32,164
Wacoal Corp.	2,000	25,768
West Japan Railway Company, Ltd.	40	195,171
Yahoo Japan Corp.	359	172,468
Yakult Honsha Company, Ltd.	2,800	68,922
Yamada Denki Company, Ltd.	2,150	249,073
Yamaha Corp.	4,100	99,119
Yamaha Motor Company, Ltd.	4,800	131,343
Yamato Transport Company, Ltd.	9,000	126,193
Yamazaki Baking Company, Ltd.	3,000	30,486
YASKAWA Electric Corp.	5,000	65,987

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yokogawa Electric Corp.	5,000	$55,600

		70,162,526
Korea - 0.01%
LG Philips LCD Company, Ltd., ADR * (a)	2,120	59,530
Luxembourg - 0.44%
ArcelorMittal	21,533	1,581,783
Millicom International Cellular SA, ADR *	764	92,063
SES, ADR	3,179	79,760
Tenaris SA, ADR (a)	6,960	328,373

		2,081,979
Malaysia - 0.44%
AirAsia BHD *	17,100	9,396
AMMB Holdings BHD	33,600	40,244
Berjaya Sports Toto BHD	19,100	28,365
British American Tobacco Malaysia BHD	3,100	37,089
Bursa Malaysia BHD	7,600	30,397
Commerce Asset Holdings	63,700	203,010
DRB-Hicom BHD	12,700	6,259
Gamuda BHD	39,200	51,256
Genting BHD	46,700	110,247
Guinness Anchor BHD	2,900	4,535
Hong Leong Bank BHD	11,600	21,571
Hong Leong Credit BHD	4,400	7,741
IGB Corp. BHD	13,900	9,538
IJM Corp. BHD	13,600	33,601
IOI Corp. BHD *	82,600	166,707
IOI Properties, BHD	1,800	7,339
KLCC Property Holdings BHD	8,900	9,519
Kuala Lumpur Kepong BHD	10,900	51,339
Lafarge Malayan Cement BHD	7,380	11,597
Magnum Corp. BHD	17,700	17,401
Malay Airline System *	1,800	2,167
Malayan Bank BHD	49,000	166,021
Malaysian Airline System BHD *	7,200	10,536
Malaysian Bulk Carriers BHD	7,375	9,960
Malaysian Pacific Industries BHD	1,800	4,626
Malaysian Resources Corp. BHD *	18,800	13,775
Media Prima BHD	15,000	10,752
MISC BHD	26,900	78,147
MMC Corp. BHD	6,400	16,560
Mulpha International BHD *	16,000	7,067
Multi-Purpose Holdings BHD	14,000	8,603
Petronas Dagangan BHD	5,200	13,350
Petronas Gas BHD	12,600	41,253
PLUS Expressways BHD	33,700	33,478
POS Malaysia & Services Holdings BHD *	6,400	5,142
PPB Group BHD	11,600	34,471
Proton Holdings BHD *	5,100	5,459
Public Bank BHD	25,000	79,562
Resorts World BHD	65,100	73,907
RHB Capital BHD	15,600	26,934

The accompanying notes are an integral part of the financial statements.
104

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Malaysia (continued)
Scomi Group BHD	12,900	$5,386
Shell Refining Company Federation
of Malaya BHD	3,100	10,149
Sime Darby BHD *	58,340	190,739
SP Setia BHD	12,300	27,949
Star Publications Malaysia BHD	9,200	9,352
TA Enterprise BHD	16,600	6,038
Tanjong PLC	5,000	25,498
Telekom Malaysia, BHD	26,000	83,697
Tenaga Nasional BHD	32,800	90,411
Transmile Group BHD *	3,500	3,169
UEM World BHD	16,200	18,133
UMW Holdings BHD	6,000	26,806
YTL Corp. BHD	21,300	50,383

		2,046,631
Mexico - 0.85%
Alfa SA de CV (a)	7,800	50,772
America Movil SA de CV, Series L, ADR	10,617	654,644
America Movil SA de CV	229,600	705,587
Axtel SAB de CV, ADR *	13,700	33,598
Banco Compartamos SA de CV, ADR *	5,400	24,100
Carso Global Telecom SAB de CV, ADR *	8,200	38,716
Carso Infraestructura y Construccion SA de
CV *	7,300	6,559
Cemex SA de CV, SADR *	8,184	234,144
Cemex SA de CV *	86,936	248,275
Coca-Cola Femsa SA de CV	6,100	27,711
Consorcio ARA SA de CV	9,100	8,718
Controladora Comercial Mexicana SA de CV (a)	7,800	21,425
Corp. GEO SA de CV, Series B *	10,400	29,558
Desarrolladora Homex SA de CV *	3,400	27,727
Empresas ICA Sociedad
Controladora SA de CV *	9,100	53,394
Fomento Economico Mexicano SA de CV (a)	51,600	166,520
Grupo Aeroportuario del Pacifico SA de CV,
B Shares	12,000	55,118
Grupo Aeroportuario del Sureste SA de CV	2,500	14,440
Grupo Bimbo SA de CV	7,500	41,944
Grupo Carso SA de CV (a)	14,262	50,079
Grupo Elektra SA de CV	1,700	41,146
Grupo Financiero Banorte SA de CV	31,565	136,881
Grupo Mexico SA	30,374	212,750
Grupo Modelo SA (a)	12,600	55,633
Grupo Televisa SA, SADR *	6,344	153,335
Grupo Televisa SA	29,300	141,645
Industrias Penoles SA de CV	2,500	59,821
Kimberly-Clark de Mexico SA de CV (a)	11,800	48,141
Telefonos de Mexico SA de CV, Class L, ADR	2,926	109,052
Telefonos de Mexico SA de CV	123,000	229,367
TV Azteca SA de CV *	26,400	14,861
Urbi Desarrollos Urbanos SA de CV *	9,200	31,208

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mexico (continued)
Wal-Mart de Mexico SA de CV, Series V	74,031	$265,446

		3,992,315
Netherlands - 2.03%
Aegon NV	35,773	638,654
Akzo Nobel NV	6,649	511,027
ASML Holding NV *	9,992	349,230
Buhrmann NV	1,457	12,874
Corio NV	894	75,880
DSM NV	3,603	179,240
Fugro NV - CVA	1,475	121,510
Hagemeyer NV	6,774	46,178
Heineken Holding NV	1,292	72,570
Heineken NV	5,924	389,024
ING Groep NV	45,699	1,772,705
Koninklijke (Royal) KPN NV	47,277	869,235
Koninklijke (Royal) Philips Electronics NV	27,773	1,156,096
Koninklijke Ahold NV *	31,105	442,241
Oce NV (a)	795	14,412
Randstad Holdings NV	1,281	60,723
Reed Elsevier NV	17,934	329,014
SBM Offshore NV	3,461	120,268
TNT Post Group NV	9,808	402,260
TomTom NV *	1,213	115,372
Unilever NV	41,693	1,476,838
Vedior NV	4,401	109,384
Wereldhave NV	227	25,011
Wolters Kluwer NV	7,053	219,365

		9,509,111
New Zealand - 0.12%
Auckland International Airport, Ltd.	27,486	59,343
Contact Energy, Ltd.	8,111	53,725
Fisher & Paykel Appliances Holdings, Ltd.	7,627	19,899
Fisher & Paykel Healthcare Corp.	14,412	34,658
Fletcher Building, Ltd.	13,980	126,045
Kiwi Income Property Trust	17,720	18,732
Sky City Entertainment Group, Ltd.	12,760	46,647
Sky Network Television, Ltd.	5,496	23,338
Telecom Corp. of New Zealand, Ltd.	50,100	164,975
Vector, Ltd.	5,002	9,049

		556,411
Norway - 0.73%
Acergy SA	4,910	104,121
Aker Kvaerner ASA	4,157	118,365
Den Norske Bank ASA	18,400	287,417
Det Norske Oljeselskapb ASA *	9,000	16,102
Lighthouse Caledonia ASA *	530	908
Norsk Hydro ASA	17,746	244,901
Ocean Rig ASA *	1,965	15,458
Orkla ASA	20,501	369,160
Pan Fish ASA *	62,400	38,867
Petroleum Geo-Services ASA *	4,310	123,489

The accompanying notes are an integral part of the financial statements.
105

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
ProSafe ASA	4,500	$77,049
Renewable Energy Corp ASA *	4,347	212,341
Schibsted ASA	600	27,251
Statoil ASA	31,641	1,025,105
Stolt-Nielsen SA	400	10,038
Storebrand ASA	5,600	62,383
Tandberg ASA	1,300	29,023
Telenor ASA	20,600	477,517
TGS Nopec Geophysical Company ASA *	1,200	16,446
Tomra Systems ASA	1,600	10,393
Yara International ASA	4,200	159,632

		3,425,966
Peru - 0.07%
Cia de Minas Buenaventura SA	946	52,816
Compania de Minas Buenaventura SA, ADR	1,366	76,264
Credicorp SA	800	56,800
Minsur SA	9,795	28,765
Southern Peru Copper Corp.	889	98,679
Volcan Compania Minera SA, CMN Series B	11,211	34,420

		347,744
Philippines - 0.09%
Ayala Corp.	3,211	42,695
Ayala Land, Inc.	135,600	49,110
Banco De Oro	7,314	9,678
Bank of the Philippine Islands	27,840	41,063
Filinvest Land, Inc. *	126,321	4,433
First Philippine Holdings Corp.	5,924	8,987
Globe Telecommunications, Inc.	690	24,703
Jollibee Foods Corp.	9,000	10,491
Manila Electric Company	9,142	15,823
Megaworld Corp.	213,952	19,978
Metropolitan Bank & Trust Company	12,800	16,368
Petron Corp.	48,152	6,480
Philippine Long Distance Telephone Company	1,420	102,947
San Miguel Corp.	9,600	11,407
SM Investments Corp.	3,594	27,871
SM Prime Holdings, Ltd.	113,941	31,351

		423,385
Poland - 0.31%
Agora SA	1,018	23,358
Bank BPH SA	218	82,854
Bank Pekao SA	1,897	188,931
Bank Zachodni WBK SA	555	52,672
Bioton SA *	27,293	10,228
Boryszew SA *	550	2,548
BRE Bank SA *	225	44,968
Budimex SA *	271	8,314
Computerland SA	160	2,075
Debica SA	125	4,525
Echo Investment SA *	579	17,510
Globe Trade Centre SA *	3,060	57,379

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Poland (continued)
Grupa Kety SA	219	$14,292
KGHM Polska Miedz SA	3,029	137,497
Mondi Packaging Paper Swiecie SA	295	6,938
Orbis SA	661	16,171
PBG SA *	223	30,405
Polish Oil & Gas Company	29,907	65,401
Polska Grupa Farmaceutyczna SA	235	9,004
Polski Koncern Naftowy Orlen SA *	8,092	171,500
Powszechna Kasa Oszczednosci Bank
Polski SA	12,603	255,202
Prokom Software SA	265	14,082
Softbank SA	716	22,008
Telekomunikacja Polska SA	17,667	158,461
TVN SA	3,980	40,218

		1,436,541
Portugal - 0.30%
Banco BPI, SA (a)	7,002	55,206
Banco Comercial dos Acores, S.A. (a)	55,357	240,987
Banco Espirito Santo SA (a)	5,756	133,145
Brisa Auto Estrada, SA	6,945	105,102
Cimpor-Cimentos De Portugal, SA (a)	5,417	48,248
Electricidade De Portugal, SA	51,362	347,141
Jeronimo Martins, SGPS SA	4,350	34,996
Portugal Telecom, SGPS, SA	20,182	276,009
PT Multimedia.com, SGPS, SA	5,671	78,722
Sonae Industria, SGPS SA *	1,612	18,231
Sonae, SGPS, SA	18,991	56,525

		1,394,312
Russia - 1.75%
AFK Sistema, Reg. S, Spons. GDR	2,264	89,541
Comstar United Telesystems, GDR	3,812	42,694
JSC MMC Norilsk Nickel, ADR	2,051	596,841
Lukoil Oil Company, ADR	11,594	992,446
Mechel Steel Group, ADR	907	82,519
Mobile Telesystems, SADR	4,991	452,684
NovaTek OAO, ADR	1,912	123,863
Novolipetsk Steel, ADR	1,929	76,967
OAO Gazprom, SADR	58,883	3,103,134
Polyus Gold Company ZAO, SADR (a)	1,815	78,953
RAO Unified Energy System, SADR * (a)	2,415	301,150
Rostelecom, ADR	1,442	93,369
Sberbank, ADR	2,294	973,803
Severstal, ADR	4,900	114,660
Sibirtelecom, ADR	106	10,261
Surgutneftegaz, ADR (a)	3,435	197,856
Tatneft, ADR	1,569	191,026
UralsvyAzinform, ADR	1,471	19,182
VolgaTelecom, ADR	1,172	13,525
VTB Bank OJSC, GDR *	21,218	193,416
Vympel Communicatii, SADR	11,563	388,517

The accompanying notes are an integral part of the financial statements.
106

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Russia (continued)
Wimm-Bill-Dann Foods OJSC, ADR	441	$50,525

		8,186,932
Singapore - 0.82%
Allgreen Properties, Ltd.	18,500	20,715
Ascendas., REIT *	23,000	37,206
Capitacommercial *	24,000	37,513
Capitaland, Ltd. *	39,000	189,389
CapitaMall Trust *	24,000	53,799
Chartered Semiconductor Manufacturing, Ltd. *	23,000	15,979
City Developments, Ltd.	13,000	129,026
ComfortDelGro Corp., Ltd.	48,000	63,445
Cosco Corp. Singapore, Ltd.	20,000	98,373
DBS Group Holdings, Ltd.	29,000	403,450
Fraser and Neave, Ltd.	20,000	80,077
Haw Par Corp., Ltd.	2,000	9,556
Jardine Cycle and Carriage, Ltd.	3,147	45,670
Keppel Corp., Ltd.	28,210	262,716
Keppel Land, Ltd.	9,000	46,807
Neptune Orient Lines, Ltd.	10,000	28,807
Olam International, Ltd.	15,000	31,887
Oversea-Chinese Banking Corp., Ltd.	63,000	371,386
Parkway Holdings, Ltd.	15,649	41,074
SembCorp Industries, Ltd.	23,000	89,137
SembCorp Marine, Ltd.	20,600	62,790
Singapore Airlines, Ltd.	13,140	162,548
Singapore Exchange, Ltd.	20,000	195,207
Singapore Land, Ltd.	3,000	16,440
Singapore Petroleum Company, Ltd.	5,000	26,269
Singapore Post, Ltd.	38,000	28,641
Singapore Press Holdings, Ltd.	37,000	116,054
Singapore Technologies Engineering, Ltd.	33,000	86,472
Singapore Telecommunications, Ltd.	199,950	535,352
SMRT Corp., Ltd.	16,000	17,807
Suntec Real Estate Investment Trust *	23,000	24,620
United Overseas Bank, Ltd.	31,000	425,116
United Overseas Land, Ltd.	12,000	37,614
Venture Corp., Ltd.	6,000	52,409
Wing Tai Holdings, Ltd.	11,000	20,116

		3,863,467
South Africa - 1.24%
African Bank Investments, Ltd. (a)	11,215	57,699
Allan Gray Property Trust (a)	21,325	21,191
Anglo Platinum, Ltd.	1,716	245,045
AngloGold Ashanti, Ltd.	3,718	183,578
Aspen Pharmacare Holdings, Ltd. *	4,549	24,068
Aveng, Ltd. (a)	9,763	82,679
AVI, Ltd.	6,769	20,272
Barloworld, Ltd.	5,005	83,612
Bidvest Group, Ltd. *	6,385	112,662
Discovery Holdings, Ltd., ADR	3,849	15,768
Ellerine Holdings, Ltd.	3,085	36,793

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Africa (continued)
FirstRand, Ltd.	68,566	$215,953
Foschini, Ltd.	4,844	34,351
Gold Fields, Ltd.	15,056	250,633
Grindrod, Ltd.	6,966	25,119
Harmony Gold Mining Company, Ltd. *	8,392	88,923
Hulamin, Ltd.	83	261
Impala Platinum Holdings, Ltd.	13,003	451,603
Imperial Holdings, Ltd.	4,211	63,814
Investec, Ltd.	4,018	42,703
JD Group, Ltd.	4,222	33,558
Kumba Iron Ore, Ltd.	1,848	73,287
Lewis Group, Ltd.	2,034	14,331
Liberty Group, Ltd.	2,755	36,113
Massmart Holdings, Ltd.	4,714	50,570
Metropolitan Holdings, Ltd.	14,077	31,060
Mittal Steel South Africa, Ltd.	4,928	100,320
Mondi, Ltd.	3,647	31,904
MTN Group, Ltd.	36,067	729,044
Murray & Roberts Holdings, Ltd. (a)	7,152	101,443
Nampak, Ltd. * (a)	12,492	40,576
Naspers, Ltd.	8,497	224,746
Nedbank Group, Ltd.	4,908	97,426
Network Healthcare Holdings, Ltd. *	29,089	49,494
Pick'n Pay Stores, Ltd.	4,684	25,243
Pretoria Portland Cement Company, Ltd.	13,256	88,380
Reunert, Ltd.	4,168	46,982
Sanlam, Ltd.	55,779	191,445
Sappi, Ltd.	5,068	69,733
Sasol, Ltd.	14,421	729,112
Shoprite Holdings, Ltd.	10,263	60,892
Spar Group, Ltd.	4,075	33,973
Standard Bank Group, Ltd.	29,904	461,440
Steinhoff International Holdings, Ltd. *	23,609	66,283
Super Group, Ltd.	6,067	10,456
Telkom SA, Ltd. (a)	7,148	153,467
Tiger Brands, Ltd.	3,884	103,397
Truworths International, Ltd.	10,796	45,474
Woolworths Holdings, Ltd.	18,895	43,075

		5,799,951
South Korea - 2.57%
Amorepacific Corp.	90	74,425
Asiana Airlines (a)	2,342	22,041
Cheil Communications, Inc.	90	25,984
Cheil Industries, Inc.	1,170	66,596
CJ CheilJedang Corp. *	148	45,309
CJ Corp.	252	21,198
Daegu Bank	2,770	43,763
Daelim Industrial Company	680	120,291
Daewoo Engineering & Construction
Company, Ltd. (a)	3,770	106,410
Daewoo International Corp.	1,220	50,268
Daewoo Securities Company, Ltd. (a)	2,840	73,362

The accompanying notes are an integral part of the financial statements.
107

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
Daewoo Shipbuilding & Marine Engineering
Company, Ltd.	2,300	$113,610
Daishin Securities Company, Ltd. (a)	890	29,720
Daum Communications Corp. *	259	24,348
Dongbu Insurance Company, Ltd.	770	39,223
Dongkuk Steel Mill Company, Ltd.	860	45,662
Doosan Heavy Industries and Construction
Company, Ltd.	810	123,791
Doosan Infracore Company, Ltd.	1,860	66,066
GS Engineering & Construction Corp.	880	155,191
Hana Financial Group, Inc.	2,950	139,255
Hancook Tire Company(The), Ltd.	2,360	41,926
Hanjin Heavy Industries & Construction
Company, Ltd. *	781	65,370
Hanjin Heavy Industries & Construction
Holdings Company, Ltd.	288	13,232
Hanjin Shipping Company, Ltd. (a)	1,400	65,949
Hanmi Pharm Company, Ltd.	115	19,437
Hanwha Chem Corp.	1,200	28,700
Hanwha Corp.	1,150	87,585
Hite Brewery Company, Ltd.	330	47,969
Honam Petrochemical Corp.	370	48,650
Hyosung Corp.	490	32,266
Hyundai Autonet Company, Ltd. (a)	2,200	14,620
Hyundai Department Store Company, Ltd.	350	42,953
Hyundai Development Company	1,540	138,521
Hyundai Engineering & Construction
Company, Ltd. *	1,100	92,947
Hyundai Heavy Industries	1,060	544,356
Hyundai Marine & Fire
Insurance Company, Ltd.	1,710	38,273
Hyundai Merchant Marine Company, Ltd. (a)	910	41,263
Hyundai Mipo Dockyard	280	97,743
Hyundai Mobis	1,360	127,757
Hyundai Motor Company, Ltd. (a)	3,730	281,672
Hyundai Securities Company, Ltd. (a)	4,148	79,376
Hyundai Steel Company	1,280	108,368
Kangwon Land, Inc.	2,740	69,276
KCC Corp. (a)	130	75,744
Kia Motors Corp. *	4,220	46,673
Kookmin Bank, SADR	4,474	324,365
Kookmin Bank	3,437	248,584
Korea Electric Power Corp., ADR	6,776	142,838
Korea Electric Power Corp.	2,633	110,895
Korea Exchange Bank	6,500	102,186
Korea Investment Holdings Company, Ltd.	1,010	80,113
Korea Zinc Company, Ltd.	290	42,699
Korean Air Lines Company, Ltd. (a)	937	79,186
Korean Reinsurance Company, Ltd.	1,780	25,451
KT Corp., SADR	4,271	111,986
KT Corp. (a)	1,290	68,363
KT Freetel Company, Ltd.	2,180	75,892
KT&G Corp.	2,700	225,675

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
South Korea (continued)
LG Chem, Ltd. (a)	1,283	$137,425
LG Electronics, Inc.	2,330	243,277
LG Fashion Corp., Ltd.	550	19,191
LG Household & Health Care, Ltd.	240	51,050
LG International Corp. (a)	729	16,556
LG Philips LCD Company, Ltd. *	1,526	86,238
Lotte Chilsung Beverage Company, Ltd.	20	22,459
Lotte Confectionery Company, Ltd.	20	30,961
Lotte Shopping Company, Ltd.	200	81,690
LS Cable, Ltd.	500	57,598
Mirae Asset Securities Company, Ltd. (a)	475	81,322
NCSoft Corp. * (a)	310	16,635
NHN Corp. *	948	269,201
Nong Shim Company, Ltd.	80	15,472
Orion Corp.	80	23,933
Pacific Corp.	60	10,921
Poongsan Corp.	570	12,489
POSCO, SADR	4,007	632,585
POSCO	750	476,900
Pusan Bank	2,740	42,957
S1 Corp.	410	24,233
Samsung Corp.	3,277	230,947
Samsung Electro-Mechanics Company, Ltd.	1,500	78,962
Samsung Electronics Company, Ltd., GDR	170	51,850
Samsung Electronics Company, Ltd.	2,583	1,585,643
Samsung Engineering Company, Ltd.	800	92,539
Samsung Fine Chemicals Company, Ltd. (a)	430	21,571
Samsung Fire & Marine
Insurance Company, Ltd.	910	226,732
Samsung Heavy Industries Company, Ltd.	4,281	197,159
Samsung SDI Company, Ltd.	900	62,084
Samsung Securities Company, Ltd. (a)	1,290	126,512
Samsung Techwin Company, Ltd.	1,320	66,231
Shinhan Financial Group Company, Ltd.	8,040	436,939
Shinsegae Company, Ltd.	360	285,019
SK Corp.	603	141,511
SK Energy Company, Ltd. *	1,466	301,587
SK Telecom Company, Ltd., ADR (a)	5,517	174,723
SK Telecom Company, Ltd.	267	71,908
S-Oil Corp.	1,120	104,520
Tong Yang Investment Bank (a)	2,060	37,393
Woongjin Coway Company, Ltd.	990	32,783
Woori Investment & Securities Company, Ltd. (a)	2,050	53,854
Yuhan Corp.	178	38,637

		12,047,569
Spain - 3.16%
Abertis Infraestructuras SA	6,274	209,761
Acciona SA	668	226,739
Acerinox SA	3,695	99,575
ACS Actividades SA	5,155	331,796
Aguas de Barcelona SA-Class A	1,394	56,206
Altadis SA, Series A	6,202	450,378

The accompanying notes are an integral part of the financial statements.
108

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Spain (continued)
Antena 3 de Television SA	1,898	$29,083
Banco Bilbao Vizcaya Argentaria SA	89,019	2,213,615
Banco de Sabadell SA	11,266	130,972
Banco Popular Espanol SA (a)	20,039	354,246
Banco Santander Central Hispano SA	148,642	3,184,465
Bankinter SA, ADR	3,081	64,771
Cintra Concesiones de Infraestructuras de
Transporte SA	4,601	73,511
Cintra Concesiones de Infraestructuras de
Transporte SA *	230	3,672
Corporacion Mapfre SA (a)	12,420	56,681
Fomento de Construcciones SA	1,046	88,359
Gamesa Corporacion Tecno SA	3,973	180,152
Gas Natural SDG SA	2,793	171,992
Gestevision Telecinco SA	2,563	69,190
Grupo Ferrovial SA	1,484	126,937
Iberdrola SA, GDR	4,300	67,673
Iberdrola SA	84,566	1,393,654
Iberia Lineas Aereas de Espana SA	11,209	52,814
Indra Sistemas SA	2,819	77,003
Industria de Diseno Textil SA	5,144	357,616
Promotora de Informaciones SA	1,526	26,515
Red Electrica De Espana	2,501	154,517
Repsol YPF, SA	18,764	692,580
Sacyr Vallehermoso SA (a)	2,184	96,641
Sogecable SA *	1,198	42,572
Telefonica SA	102,114	3,420,834
Union Fenosa SA	2,659	184,329
Zardoya Otis SA (a)	2,802	89,367
Zeltia SA * (a)	3,133	31,792

		14,810,008
Sweden - 1.68%
Alfa Laval AB	2,300	148,280
Assa Abloy AB - Series B	7,600	158,247
Atlas Copco AB, Series A, ADR	16,042	236,030
Atlas Copco AB, Series B, ADR	9,177	125,690
Axfood AB	300	11,419
Billerud Aktibolag AB	1,000	11,584
Boliden AB	7,000	98,843
Castellum AB	1,600	18,334
D. Carnegie & Company AB	700	13,505
Electrolux AB, Series B	6,123	103,172
Elekta AB, Series B	884	15,007
Eniro AB	1,700	18,483
Ericsson LM, Series B	356,000	869,716
Fabege AB, ADR	1,400	15,882
Getinge AB, Series B	4,000	100,751
Hennes & Mauritz AB, B shares	11,400	711,870
Hoganas AB, Series B	200	4,655
Holmen AB, Series B	1,300	50,077
Husqvarna AB, B Shares	6,593	70,672
Investor AB, B shares	5,400	126,732

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Kungsleden AB, Redemption Shares * (a)	3,550	$6,389
Kungsleden AB	1,428	16,911
Lundin Petroleum AB, Series A *	5,696	64,219
Modern Times Group AB, Series B	1,310	85,735
Nobia AB	1,500	13,994
Nordea Bank AB	50,000	840,106
OMX AB	1,000	41,739
Oriflame Cosmetics AB	465	28,337
Sandvik AB *	22,766	412,287
SAS AB * (a)	2,000	30,558
Scania AB, Series B	8,800	220,026
Securitas AB, B Shares	7,800	106,508
Securitas Direct AB, B Shares *	3,188	13,485
Securitas Systems AB, B Shares	2,991	9,435
Skandinaviska Enskilda Banken AB, Series A	11,000	307,502
Skanska AB, Series B	9,000	174,833
SKF AB, B Shares	9,600	169,344
SSAB Svenskt Stal AB, Series A	4,300	118,031
SSAB Svenskt Stal AB, Series B	2,150	53,657
Svenska Cellulosa AB, ADR	13,400	239,042
Svenska Handelsbanken AB, Series A	11,800	375,258
Swedbank AB, A shares	4,200	135,383
Swedish Match AB	6,500	150,062
Tele2 AB, Series B	7,196	164,232
Teliasonera AB	54,000	516,025
Trelleborg AB, Series B	800	17,825
Volvo AB, Series A	11,300	191,742
Volvo AB, Series B	26,100	444,625
Wihlborgs Fastigheter AB	582	10,452

		7,866,691
Switzerland - 5.06%
ABB, Ltd.	52,330	1,539,960
Actelion, Ltd. *	2,236	98,989
Adecco SA	3,312	184,674
Ciba Specialty Chemicals AG	1,831	82,889
Compagnie Financiere
Richemont AG, Series A	12,772	877,848
Credit Suisse Group AG	25,491	1,540,255
EFG International, ADR	962	39,115
Geberit AG, ADR	975	134,027
Givaudan AG	156	150,241
Holcim, Ltd.	4,973	535,212
Julius Baer Holding AG	2,536	214,607
Kudelski SA	688	11,910
Kuehne & Nagel International AG	1,394	143,413
Kuoni Reisen Holding AG, Series B	61	32,263
Lindt & Spruengli AG, ADR	19	63,079
Logitech International SA *	4,034	137,334
Lonza Group AG	1,090	127,340
Nestle SA	9,600	4,615,727
Nobel Biocare Holding AG, Series BR	599	170,348
Novartis AG	56,627	3,211,413

The accompanying notes are an integral part of the financial statements.
109

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Pargesa Holding SA, ADR	288	$32,346
Phonak Holding AG	1,176	125,774
PSP Swiss Property AG *	1,046	53,654
Rieter Holding AG	109	54,194
Roche Holdings AG - Genusschein	17,151	3,275,324
Schindler Holding AG	1,332	82,849
Societe Generale de Surveillance Holdings AG	111	138,380
Straumann Holding AG	193	54,504
Sulzer AG	69	104,327
Swatch Group AG, BR shares	788	221,137
Swatch Group AG	1,378	75,580
Swiss Life Holding *	820	230,910
Swiss Re	8,528	632,792
Swisscom AG	570	216,947
Syngenta AG *	2,524	623,962
Synthes AG	1,456	182,192
UBS AG	50,566	2,561,234
Unaxis Holding AG *	141	64,877
Zurich Financial Services AG	3,557	1,036,658

		23,678,285
Taiwan - 1.85%
Acer Sertek, Inc.	55,720	118,467
Advanced Semiconductor Engineering, Inc.	91,651	93,809
Advantech Company, Ltd.	5,250	12,536
Asia Cement Corp.	35,640	52,215
Asia Optical Company, Inc.	4,039	11,082
Asustek Computer, Inc.	74,183	234,167
AU Optronics Corp.	147,687	289,803
BenQ Corp. *	30,000	31,516
Catcher Technology Company, Ltd.	11,700	72,279
Cathay Financial Holdings Company, Ltd.	135,000	304,355
Cathay Real Estate Development
Company, Ltd.	18,000	8,867
Chang Hwa Commercial Bank, Ltd.	82,000	48,536
Cheng Shin Rubber Industry Company, Ltd.	16,840	28,819
Cheng Uei Precision Industry Company, Ltd.	7,250	17,851
Chi Mei Optoelectronics Corp.	99,480	134,445
China Airlines, Ltd.	24,716	10,876
China Development Financial Holdings Corp.	218,880	87,010
China Motor Company, Ltd.	11,055	8,611
China Steel Corp.	207,520	275,977
Chinatrust Finance Holding Company, Ltd. *	163,000	118,843
Chunghwa Picture Tubes, Ltd. *	135,000	51,508
Chunghwa Telecom Company, Ltd. *	127,400	254,415
CMC Magnetics Corp. *	65,000	24,165
Compal Communications, Inc.	4,200	9,464
Compal Electronics, Inc.	72,345	84,196
Compeq Manufactuing Company, Ltd.	19,000	7,345
Delta Electronics, Inc.	34,500	119,068
D-Link Corp.	14,280	26,195
E.Sun Financial Holding Company, Ltd. *	61,000	32,538
Epistar Corp.	8,858	36,939

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Eternal Chemical Company, Ltd.	11,200	$12,014
EVA Airways Corp. *	24,000	9,629
Evergreen Marine Corp.	28,000	24,256
Far Eastern Textile, Ltd.	63,770	77,471
First Financial Holding Company, Ltd.	101,800	77,046
Formosa Chemicals & Fibre Corp.	68,000	174,163
Formosa Petrochemical Corp.	44,000	125,458
Formosa Plastic Corp.	98,000	267,751
Formosa Taffeta Company, Ltd.	19,000	19,769
Foxconn Technology Company, Ltd.	10,200	100,475
Fubon Group Company, Ltd.	83,000	72,929
Fuhwa Financial Holdings Company, Ltd. *	128,825	86,374
Gigabyte Technology Company, Ltd.	11,000	7,247
HannStar Display Corp. *	98,532	44,973
High Tech Computer Corp.	11,400	213,218
Hon Hai Precision Industry Company, Ltd.	119,719	770,821
Hua Nan Financial Holdings Company, Ltd.	79,000	53,144
InnoLux Display Corp.	47,713	181,305
Inotera Memories, Inc.	74,780	63,845
Inventec Appliances Corp.	4,200	8,706
Inventec Company, Ltd.	33,600	18,909
Kinpo Electronics, Inc.	20,400	7,057
Kinsus Interconnect Technology Corp	5,500	19,742
Largan Precision Company, Ltd.	3,040	39,385
Lite-On Technology Corp.	43,877	76,622
Macronix International Company, Ltd.	66,142	33,615
MediaTek, Inc.	19,850	261,250
Mega Financial Holding Company, Ltd.	206,000	127,481
Micro-Star International Company, Ltd.	14,836	13,178
Mitac International	23,742	26,677
Mosel Vitelic, Inc.	20,600	17,602
Motech Industries, Inc.	2,425	18,357
Nan Ya Plastics Corp.	120,000	313,697
Nan Ya Printed Circuit Board Corp.	4,105	27,668
Nanya Technology Corp.	56,347	30,287
Novatek Microelectronics Corp., Ltd.	10,179	40,554
Oriental Union Chemical Corp.	10,200	11,581
Phoenix Precision Technology Corp.	11,054	12,262
Polaris Securities Company, Ltd. *	42,299	20,930
Pou Chen Corp.	43,774	39,721
Powerchip Semiconductor Corp.	170,386	65,952
Powertech Technology, Inc.	10,050	34,886
President Chain Store Corp.	11,000	29,906
ProMOS Technologies, Inc.	139,000	37,498
Quanta Computer, Inc.	44,820	67,756
Realtek Semiconductor Corp.	8,925	32,877
Ritek Corp. *	43,000	10,646
Shin Kong Financial Holding Company, Ltd.	80,124	63,744
Siliconware Precision Industries Company	62,045	113,527
SinoPac Holdings Company, Ltd.	144,000	59,498
Synnex Technology International Corp.	17,750	47,090
Taishin Financial Holdings Company, Ltd. *	141,000	60,556

The accompanying notes are an integral part of the financial statements.
110

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan (continued)
Taiwan Cellular Corp.	55,000	$74,800
Taiwan Cement Corp.	61,590	90,694
Taiwan Fertilizer Company, Ltd.	16,000	36,822
Taiwan Glass Industrial Corp.	19,248	20,184
Taiwan Secom Company, Ltd.	5,000	7,866
Taiwan Semiconductor
Manufacturing Company, Ltd.	502,289	952,332
Tatung Company, Ltd. *	88,000	44,773
Teco Electric & Machinery Company, Ltd.	47,000	25,044
Tripod Technology Corp.	7,980	29,461
U-Ming Marine Transport Corp.	11,000	29,459
Unimicron Technology Corp.	17,340	33,781
Uni-President Enterprises Corp.	67,240	87,589
United Microelectronics Corp.	285,866	171,013
Vanguard International Semiconductor Corp.	19,188	15,181
Via Technologies, Inc. *	23,000	14,646
Walsin Lihwa Corp.	60,000	26,333
Wan Hai Lines, Ltd.	28,000	24,601
Waterland Financial Holding Company	29,580	9,148
Winbond Electronics Corp.	76,000	21,788
Wintek Corp.	25,000	33,441
Wistron Corp.	23,317	40,493
Yageo Corp.	55,000	20,687
Yang Ming Marine Transport Corp.	24,191	18,971
Yieh Phui Enterprise Company, Ltd.	18,540	7,165
Yuen Foong Yu Paper Manufacturing
Company, Ltd.	23,230	8,943
Yulon Motor Company, Ltd.	15,223	15,476
Zyxel Communications Corp.	7,140	10,388

		8,648,081
Thailand - 0.22%
Advanced Info Service PCL	18,000	47,199
Airports of Thailand PCL	8,700	14,908
Aromatics Thailand PCL	4,700	8,956
Bangkok Bank PCL, Foreign Shares	19,100	64,912
Bangkok Bank PCL, NVDR	4,900	16,669
Bangkok Bank PCL	9,000	30,616
Bangkok Expressway PCL	7,100	4,783
Banpu PCL, Reg.	2,600	34,967
BEC World PCL	18,400	13,862
C.P. Seven Eleven PCL	31,600	8,916
Central Pattana PCL	15,000	10,636
Charoen Pokphand Foods PCL	61,300	8,259
Electricity Generating PCL, Foreign Shares	2,700	9,253
Electricity Generating PCL	3,400	11,690
Glow Energy PCL	11,700	12,271
Hana Microelectronics PCL	11,500	7,339
IRPC PCL	197,100	35,521
Kasikornbank PCL - Foreign Shares	26,200	66,548
Kasikornbank PCL, NVDR	7,000	17,817
Kasikornbank PCL	4,800	12,217
Krung Thai Bank PCL (a)	57,000	17,460

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Thailand (continued)
Land & Houses PCL, Foreign Shares	42,300	$10,744
Land & Houses PCL, NVDR	21,200	5,405
Land & Houses PCL	46,400	11,830
National Finance PCL	13,300	5,658
Precious Shipping PCL	8,400	6,825
PTT Chemical PCL	5,500	19,499
PTT Exploration & Production PCL	26,700	119,903
PTT PCL, Foreign Shares	18,800	203,288
Ratchaburi Electricity Generating Holding PCL	5,900	8,193
Rayong Refinery PCL (a)	32,500	21,412
Siam Cement PCL, Foreign Shares	6,100	42,642
Siam Cement PCL, NVDR	1,900	13,307
Siam Cement PCL	3,000	21,011
Siam City Cement PCL	1,300	8,911
Siam Commercial Bank PCL	16,500	40,217
Siam Makro PCL	2,000	5,702
Thai Airways International PCL	10,400	11,292
True Corp. PCL *	33,900	6,510

		1,017,148
Turkey - 0.31%
Adana Cimento Sanayii Turk Anonim Sirketi,
Class A	1,047	6,672
Akbank AS (a)	23,254	166,997
Akcansa Cimento AS (a)	982	6,318
Aksigorta AS (a)	2,924	18,033
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	5,306	55,932
Arcelik AS (a)	2,378	16,340
Aygaz AS	1,542	6,438
Cimsa Cimento Sanayi ve Ticaret AS	747	5,605
Dogan Sirketler Grubu Holdings AS * (a)	12,411	23,904
Dogan Yayin Holding AS *	5,058	21,631
Eregli Demir ve Celik Fabrikalari TAS (a)	13,046	107,208
Ford Otomotiv Sanayi AS	1,674	17,467
HACI Omer Sabanci Holdings, AS (a)	11,671	64,473
Hurriyet Gazetecilik AS *	4,478	13,951
Is Gayrimenkul Yatirim Ortakligi AS * (a)	4,154	6,226
KOC Holdings AS *	8,265	41,473
Migros Turk TAS	2,316	40,602
Petkim Petrokimya Holding AS *	1,680	13,154
Tofas Turk Otomobil Fabrik AS	3,007	14,447
Trakya Cam Sanayi AS	3,384	8,076
Tupras Turkiye Petrol Rafine AS	3,246	83,541
Turk Hava Yollari AS *	1,700	11,206
Turk Sise ve Cam Fabrikalari AS	7,938	15,295
Turkcell Iletisim Hizmetleri AS, ADR	3,371	92,163
Turkcell Iletisim Hizmetleri AS	5,739	62,811
Turkiye Garanti Bankasi AS	27,121	236,219
Turkiye Is Bankasi AS	24,942	159,761
Turkiye Vakiflar Bankasi Tao (a)	25,897	83,393
Ulker Gida Sanayi ve Ticaret AS (a)	1,484	5,970
Vestel Elektronik Sanayi ve Tracaret AS *	1,632	4,354

The accompanying notes are an integral part of the financial statements.
111

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Turkey (continued)
Yapi ve Kredi Bankasi AS *	17,795	$65,651

		1,475,311
United Kingdom - 16.22%
3i Group PLC	9,319	208,241
Aggreko PLC	1,661	17,306
Alliance & Leicester PLC	3,508	52,579
AMEC PLC	8,369	132,044
Amvescap PLC	19,761	255,366
Anglo American PLC	31,533	2,124,717
Antofagasta PLC, ADR	3,701	58,030
ARM Holdings PLC	34,377	93,896
Arriva PLC	1,446	24,258
Associated British Foods PLC	3,461	63,083
AstraZeneca Group PLC	35,203	1,669,447
Astro All Asia Networks PLC, GDR	11,900	11,012
Aviva PLC	62,142	870,644
BAE Systems PLC	82,529	780,188
Barclays PLC	162,428	1,877,415
Barratt Developments PLC	7,099	67,785
BBA Aviation PLC	1,539	6,906
Berkeley Group Holdings PLC *	1,981	57,398
BG Group PLC	79,963	1,674,375
BHP Billiton PLC	54,759	1,808,902
BICC PLC	10,019	100,652
Biffa PLC	7,147	47,440
Bovis Homes Group PLC	2,613	33,949
BP PLC	455,718	5,526,351
Britannic Group PLC	16,137	234,738
British Airways PLC *	14,626	102,513
British American Tobacco PLC	36,140	1,403,627
British Energy Group PLC	24,564	263,495
British Land Company PLC	12,709	239,978
British Sky Broadcasting Group PLC	27,620	354,989
Brixton PLC	976	6,362
BT Group PLC	196,484	1,157,420
Bunzl PLC	8,253	121,418
Burberry Group PLC	11,012	130,091
Cadbury Schweppes PLC	51,621	661,726
Capita Group PLC	15,205	231,758
Carnival PLC	4,079	177,978
Carphone Warehouse	8,921	67,079
Cattles PLC	8,226	51,046
Centrica PLC	90,054	673,269
Charter PLC *	1,172	20,789
Close Brothers Group PLC	805	14,906
Cobham PLC	26,375	112,805
Compass Group PLC	50,011	327,632
Cookson Group PLC	1,563	23,960
CSR PLC *	2,781	36,383
Daily Mail and General Trust PLC	7,598	86,856
Davis Service Group PLC	4,197	45,608

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
De La Rue PLC	972	$17,423
Diageo PLC	62,301	1,406,020
Dixons Group PLC	44,476	102,990
Electrocomponents PLC	8,643	39,315
EMAP PLC	5,092	87,040
Enterprise Inns PLC	12,592	137,717
FirstGroup PLC	10,775	157,039
FKI PLC	17,910	28,468
Friends Provident Ethical Investment
Trust PLC	43,320	139,435
Galiform PLC *	16,109	30,937
GKN PLC	17,571	115,555
GlaxoSmithKline PLC	134,702	3,559,025
Great Portland Estates PLC	704	7,242
Group 4 Securicor PLC	26,898	120,596
Hammerson PLC	7,122	151,761
Hays PLC	34,831	91,097
HBOS PLC	90,056	1,476,483
Home Retail Group	20,993	149,650
HSBC Holdings PLC	281,321	4,809,948
ICAP PLC	12,459	176,617
IMI PLC	8,607	79,958
Imperial Chemical Industries PLC	28,976	396,546
Imperial Tobacco Group PLC	16,592	857,937
Inchcape PLC	10,647	89,801
Intercontinental Hotels Group PLC	7,155	137,019
International Power PLC	36,508	350,376
Intertek Group PLC	1,089	20,246
Invensys PLC *	18,559	94,979
Investec PLC	10,414	111,417
ITV PLC	91,596	161,188
J Sainsbury PLC	37,813	341,707
Johnson Matthey PLC	5,176	183,555
Kazakhmys PLC, ADR	1,971	54,502
Kelda Group PLC	6,260	138,634
Kesa Electricals PLC	12,473	60,570
Kingfisher PLC	59,701	186,905
Ladbrokes PLC	14,463	91,513
Land Securities Group PLC	11,649	360,573
Legal & General Group PLC	161,377	430,181
Liberty International PLC	6,206	144,895
Lloyds TSB Group PLC	135,470	1,379,536
Logicacmg PLC	39,107	99,649
London Stock Exchange Group PLC	3,743	136,974
Lonmin PLC, ADR *	1,635	109,212
Man Group PLC, ADR	38,403	439,358
Marks & Spencer Group PLC	40,506	485,672
Meggitt PLC	16,791	107,356
Misys PLC	10,405	42,947
Mondi PLC	8,401	66,820
National Express Group PLC	2,863	69,685
National Grid PLC, ADR	61,731	1,040,620

The accompanying notes are an integral part of the financial statements.
112

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Next Group PLC	5,347	$191,257
Old Mutual PLC	128,989	446,719
Pearson PLC	19,665	302,120
Persimmon PLC	6,951	113,980
Premier Farnell PLC	6,379	18,638
Prudential PLC	60,178	838,936
Punch Taverns PLC	6,595	111,315
Rank Group PLC	8,856	18,279
Reckitt Benckiser PLC	14,593	866,163
Reed Elsevier PLC	31,679	397,919
Rentokil Initial PLC	43,925	135,948
Reuters Group PLC	30,876	380,509
Rexam PLC	15,278	152,821
Rio Tinto PLC	23,760	2,759,531
Rolls-Royce Group PLC, B Shares *	1,763,904	3,989
Rolls-Royce Group PLC *	43,661	474,079
Royal Bank of Scotland Group PLC	238,407	2,251,067
Royal Dutch Shell PLC, A Shares	86,721	3,508,337
Royal Dutch Shell PLC, B Shares	65,777	2,644,190
SABMiller PLC	22,135	629,427
Schroders PLC	2,594	71,283
Scottish & Newcastle PLC	19,969	306,224
Scottish & Southern Energy PLC	21,155	691,389
Segro PLC, REIT	10,935	99,052
Serco Group PLC	11,200	109,475
Severn Trent PLC	5,899	189,930
Shire PLC	6,045	143,456
Signet Group PLC	45,958	59,144
Smith & Nephew PLC	23,490	280,379
Smiths Group PLC	9,549	209,509
SSL International PLC	851	8,808
Stagecoach Group PLC	11,332	57,518
Standard Chartered PLC	15,569	612,353
Standard Life PLC	51,972	280,128
Tate & Lyle PLC	12,176	112,764
Taylor Woodrow PLC	28,017	118,496
Tesco PLC	187,162	1,843,845
The Sage Group PLC	29,909	132,512
Thomas Cook Group PLC *	12,376	67,264
Tomkins PLC	20,946	84,164
Travis Perkins PLC	2,681	73,262
Trinity Mirror PLC	6,139	42,705
TUI Travel PLC *	11,680	65,975
Tullett Prebon PLC	4,390	42,792
Tullow Oil PLC	16,101	222,115
Unilever PLC	31,434	1,149,953
United Business Media PLC	5,955	78,187
United Utilities PLC	21,450	330,544
Vedanta Resources PLC	1,370	64,850
Vodafone Group PLC (a)	1,267,047	4,741,429
Whitbread PLC	4,667	138,039
William Hill PLC	8,998	95,754

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
William Morrison Supermarket PLC	26,594	$168,697
Wolseley PLC	16,086	229,391
WPP Group PLC	27,445	346,222
Xstrata PLC	15,145	1,063,552
Yell Group PLC	19,753	169,194

		75,928,677
United States - 0.04%
AbitibiBowater, Inc. *	444	9,790
Marathon Oil Corp.	293	16,379
Southern Copper Corp.	1,400	154,910

		181,079

TOTAL COMMON STOCKS (Cost $344,072,973)		$450,877,418

PREFERRED STOCKS - 1.17%
Brazil - 0.85%
Aracruz Celulose SA	2,200	17,156
Banco Bradesco SA	23,648	750,584
Banco Itau Holding Financeira SA	23,800	657,165
Brasil Telecom Participacoes SA	800	11,063
Braskem SA, A Shares	3,800	33,385
Centrais Eletricas Brasileiras SA *	2,200	30,128
Cia Brasileira de Distribuicao Grupo Pao de
Acucar	920	15,324
Cia de Bebidas das Americas, ADR	2,653	199,187
Cia de Bebidas das Americas	1,314	97,852
Cia de Gas de Sao Paulo, A Shares	500	11,405
Cia Energetica de Minas Gerais	1,477	31,407
Cia Energetica de Sao Paulo *	3,238	57,311
Cia Paranaense de Energia	2,500	38,838
Cia Vale do Rio Doce	21,582	627,825
Companhia de Tecidos de Norte de Minas SA	1,800	10,251
Duratex SA	1,800	44,882
Eletropaulo Metropolitana de Sao Paulo SA	498,183	38,930
Gerdau SA	1,480	42,021
Gol Linhas Aereas Inteligentes SA	1,100	28,183
Klabin SA	9,000	35,544
Lojas Americanas SA	8,000	76,756
NET Servicos de Comunicacao SA *	4,344	64,456
Petroleo Brasileiro SA	16,592	665,457
Sadia SA, ADR *	9,000	55,525
Tam SA	1,584	44,630
Tele Norte Leste Participacoes SA	1,200	24,968
Telemig Celular Participacoes SA	536	14,964
Telesp Celular Participacoes SA	9,150	54,307
Tim Participacoes SA	15,540	59,899
Usinas Siderurgicas de Minas Gerais SA,
Series A	1,995	101,158
Votorantim Celulose e Papel SA *	1,000	32,800

		3,973,361
Germany - 0.21%
Bayerische Motoren Werke (BMW) AG	262	13,304

The accompanying notes are an integral part of the financial statements.
113

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

PREFERRED STOCKS (continued)
Germany (continued)
Porsche AG	214	$471,231
RWE AG	919	108,841
Volkswagen AG	2,604	395,642

		989,018
Italy - 0.03%
IFI-Istituto Finanziario Industriale SpA *	1,295	45,999
Unipol SpA	20,813	73,917

		119,916
Japan - 0.00%
ITO EN, Ltd. *	360	5,832
Russia - 0.02%
Surgutneftegaz SADR (a)	1,724	110,336
South Korea - 0.06%
Hyundai Motor Company	820	29,006
LG Electronics, Inc.	310	15,289
Samsung Electronics Company, Ltd.	530	232,650

		276,945

TOTAL PREFERRED STOCKS (Cost $3,223,490)		$5,475,408

WARRANTS - 0.00%
Canada - 0.00%
WesternZagros Resources, Ltd.
(Expiration Date: 01/18/2008, Strike
Price: CAD 2.50) *	350	98
Hong Kong - 0.00%
China Overseas Land & Investment, Ltd.
(Expiration Date: 08/27/2008, Strike
Price: HKD 12.50) *	6,743	4,980
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT
(Expiration Date: 10/07/2009, Strike
Price: IDR 400.00) *	25,750	701

TOTAL WARRANTS (Cost $515)		$5,779

RIGHTS - 0.00%
Belgium - 0.00%
Omega Pharma SA (Strike Price: EUR 10.25) *	422	0
Brazil - 0.00%
Tim Participacoes SA (Expiration Date:
12/06/2007, Strike Price: BRL 7.69) *	28	1
Hong Kong - 0.00%
Wing Fat Printing Company, Ltd. *	131	12
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date:
01/29/2010, Strike Price: JPY 1.00) *	5,000	1,742
Norway - 0.00%
Storebrand ASA (Expiration Date:
12/10/2007, Strike Price: NOK 45) *	5,600	13,124

International Equity Index Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Singapore - 0.00%
Wing Tai Holdings, Ltd. (Strike Price: SGD
2.05) *	1,100	$532

TOTAL RIGHTS (Cost $0)		$15,411

SHORT TERM INVESTMENTS - 4.54%
AIM Short-Term Investment Trust,
STIC Prime Portfolio, Institutional
Class	$8,642,337	$8,642,337
John Hancock Cash Investment Trust (c)	12,589,896	12,589,896

TOTAL SHORT TERM INVESTMENTS
(Cost $21,232,233)		$21,232,233

Total Investments (International Equity Index Fund)
(Cost $368,529,211) - 102.02%		$477,606,249
Liabilities in Excess of Other Assets - (2.02)%		(9,459,893)

TOTAL NET ASSETS - 100.00%		$468,146,356

International Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.73%
Australia - 2.23%
CSL, Ltd.	329,055	$10,161,295
Macquarie Group, Ltd., ADR	117,590	8,339,127

		18,500,422
Austria - 1.22%
Erste Bank der Oesterreichischen
Sparkassen AG	139,125	10,108,376
Bermuda - 0.96%
Esprit Holdings, Ltd.	528,000	7,927,336
Brazil - 7.88%
All America Latina Logistica SA	358,627	4,693,138
Bovespa Holding SA * (a)	828,800	15,672,628
Gafisa SA	454,383	8,478,335
Petroleo Brasileiro SA, ADR	250,299	24,103,794
Unibanco - Uniao De Bancos
Brasileiros SA, ADR *	82,776	12,393,223

		65,341,118
Canada - 3.89%
Potash Corp. of Saskatchewan, Inc.	133,703	16,029,653
Research In Motion, Ltd. *	142,182	16,183,155

		32,212,808
France - 12.39%
Accor SA	189,235	15,986,052
Alstom	36,979	8,272,746
Cie Generale de Geophysique-Veritas *	29,700	8,907,680
Electricite de France (a)	164,589	20,003,921
JC Decaux SA	311,473	12,046,487
Pinault-Printemps-Redoute SA (a)	91,341	15,358,984

The accompanying notes are an integral part of the financial statements.
114

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Veolia Environnement SA	239,282	$22,132,743

		102,708,613
Germany - 8.42%
Continental AG	252,691	32,994,366
DaimlerChrysler AG	268,112	27,240,474
GEA Group AG *	146,569	5,318,309
MTU Aero Engines Holding AG	80,025	4,266,424

		69,819,573
Hong Kong - 3.98%
China Merchants Holdings International
Company, Ltd.	650,000	4,222,446
China Mobile, Ltd.	640,500	11,720,202
CNOOC, Ltd.	4,727,600	8,682,525
Shangri-La Asia, Ltd.	2,927,308	8,350,417

		32,975,590
India - 1.65%
ICICI Bank, Ltd., SADR	225,702	13,657,228
Japan - 9.21%
Daikin Industries, Ltd.	170,305	8,827,157
Fujitsu, Ltd.	595,000	4,208,450
Marubeni Corp.	1,543,000	11,866,043
Mitsui Trust Holdings, Inc.	1,005,000	8,567,799
Nintendo Company, Ltd.	45,600	28,000,312
Nomura Holdings, Inc.	259,800	4,689,757
Yamada Denki Company, Ltd.	87,528	10,139,953

		76,299,471
Mexico - 3.49%
America Movil SA de CV, Series L, ADR	215,861	13,309,989
Grupo Televisa SA, SADR *	646,626	15,628,951

		28,938,940
Netherlands - 1.45%
Heineken NV	183,497	12,050,073
Singapore - 1.20%
Capitaland, Ltd. *	2,042,587	9,919,046
South Africa - 1.78%
MTN Group, Ltd.	728,696	14,729,563
South Korea - 1.54%
Samsung Electronics Company, Ltd.	20,850	12,799,325
Switzerland - 17.35%
ABB, Ltd.	547,454	16,110,395
Actelion, Ltd. *	193,451	8,564,183
Credit Suisse Group AG	218,724	13,216,066
Holcim, Ltd. (a)	245,197	26,388,968
Julius Baer Holding AG	197,804	16,739,042
Kuehne & Nagel International AG	43,281	4,452,701
Lonza Group AG	146,764	17,145,854
Nestle SA	39,736	19,105,264
Roche Holdings AG - Genusschein	115,570	22,070,386

		143,792,859

International Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom - 11.74%
British Sky Broadcasting Group PLC	1,732,972	$22,273,193
Johnson Matthey PLC	130,109	4,614,015
Man Group PLC, ADR	1,074,669	12,295,025
Reckitt Benckiser PLC	170,363	10,111,839
Rio Tinto PLC	111,188	12,913,582
Tesco PLC	3,561,635	35,087,807

		97,295,461
United States - 4.35%
Baidu.com, Inc., SADR *	21,981	8,395,863
Las Vegas Sands Corp. *	132,700	15,048,180
Schlumberger, Ltd.	89,667	8,379,381
Suntech Power Holdings Company, Ltd., ADR *	53,904	4,267,580

		36,091,004

TOTAL COMMON STOCKS (Cost $605,987,705)		$785,166,806

SHORT TERM INVESTMENTS - 4.61%
John Hancock Cash Investment Trust (c)	$38,237,736	$38,237,736

TOTAL SHORT TERM INVESTMENTS
(Cost $38,237,736)		$38,237,736

REPURCHASE AGREEMENTS - 4.83%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$40,044,844 on 12/03/2007,
collateralized by $40,280,000
Federal National Mortgage
Association, 5.00% due
10/15/2010 (valued at
$40,833,850, including interest)	$40,032,000	$40,032,000

TOTAL REPURCHASE AGREEMENTS
(Cost $40,032,000)		$40,032,000

Total Investments (International Opportunities Fund)
(Cost $684,257,441) - 104.17%		$863,436,542
Liabilities in Excess of Other Assets - (4.17)%		(34,537,023)

TOTAL NET ASSETS - 100.00%		$828,899,519

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Banking	6.38%
Financial Services	5.68%
Cellular Communications	4.80%
Broadcasting	4.57%
Retail Grocery	4.23%

The accompanying notes are an integral part of the financial statements.
115

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.99%
Australia - 5.55%
Billabong International, Ltd. (a)	452,750	$6,007,128
Downer EDI, Ltd. (a)	2,030,919	8,858,990
Iluka Resources, Ltd. (a)	805,478	3,082,803
PaperlinX, Ltd. (a)	3,766,657	8,111,108

		26,060,029
Belgium - 1.24%
Barco NV	75,310	5,815,953
Bermuda - 5.87%
Bio-Treat Technology, Ltd. (a)	6,693,612	3,333,155
Giordano International, Ltd. (a)	7,906,365	3,759,467
Ngai Lik Industrial Holdings, Ltd.	18,284,513	1,127,431
People's Food Holdings, Ltd.	8,982,174	7,186,043
Texwinca Holdings, Ltd. (a)	10,784,907	8,049,611
Yue Yuen Industrial Holdings, Ltd. (a)	1,286,140	4,105,379

		27,561,086
Brazil - 0.96%
Companhia de Saneamento de Minas Gerais	256,219	4,513,525
Canada - 8.93%
ATS Automation Tooling Systems, Inc. *	519,360	2,243,747
Dorel Industries, Inc., Class B	196,800	6,229,032
GSI Group, Inc. *	470,784	4,547,773
Linamar Corp.	18,417	365,596
MDS, Inc.	450,677	9,095,117
Mega Brands, Inc. *	196,700	1,066,167
North West Company	272,199	5,945,123
Open Text Corp. *	285,653	9,189,917
Quebecor World, Inc. *	171,546	382,567
Saxon Energy Services, Inc. *	567,900	2,868,038

		41,933,077
Cayman Islands - 0.62%
Chitaly Holdings, Ltd.	9,692,729	1,653,744
TCL Communication Technology
Holdings, Ltd. * (a)	37,286,192	1,245,197

		2,898,941
China - 2.85%
BYD Company, Ltd., H Shares (a)	922,358	5,310,469
Sinotrans, Ltd., H Shares	16,490,000	8,098,675

		13,409,144
Finland - 3.62%
Amer Sports Oyj, A Shares (a)	344,084	9,396,190
Elcoteq SE, A Shares (a)	248,560	1,368,549
Huhtamaki Oyj (a)	486,026	6,217,511

		16,982,250
Germany - 1.87%
Jenoptik AG * (a)	737,145	6,658,963
Vossloh AG	19,785	2,147,602

		8,806,565
Hong Kong - 4.45%
AAC Acoustic Technology Holdings, Inc. *	3,016,000	4,073,093
Dah Sing Financial Group	633,174	5,672,039

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Fountain Set Holdings, Ltd.	11,313,425	$2,561,371
Lerado Group Holding Company, Ltd.	12,649,682	1,091,088
Travelsky Technology, Ltd., Class H (a)	2,655,132	2,852,505
Weiqiao Textile Company, Ltd. (a)	3,138,106	4,653,037

		20,903,133
Indonesia - 1.24%
Astra International Tbk PT	2,178,881	5,846,900
Japan - 4.92%
Descente, Ltd. (a)	503,000	2,650,413
Meitec Corp. (a)	159,911	5,364,005
Nichii Gakkan Company, Ltd. (a)	373,866	5,363,583
Sohgo Security Services Company, Ltd. (a)	357,373	5,925,584
Takuma Company, Ltd. (a)	849,000	3,800,583

		23,104,168
Luxembourg - 0.47%
Thiel Logistik AG * (a)	577,341	2,198,235
Netherlands - 5.91%
Draka Holding NV	57,148	2,002,600
Imtech NV	120,274	2,905,693
OPG Groep NV	273,908	8,826,944
SBM Offshore NV	113,984	3,960,898
Vedior NV	404,425	10,051,749

		27,747,884
Norway - 0.79%
Tomra Systems ASA	573,950	3,728,142
Philippines - 0.30%
First Gen Corp.	1,066,400	1,425,528
Singapore - 2.27%
Cerebos Pacific, Ltd.	239,226	712,771
Huan Hsin Holdings, Ltd.	3,335,298	1,243,780
Osim International, Ltd. (a)	4,045,008	1,896,360
Venture Corp., Ltd.	777,229	6,789,016

		10,641,927
South Korea - 9.46%
Daeduck Electronics Company, Ltd. (a)	448,800	2,822,223
Daegu Bank	374,000	5,908,765
Halla Climate Control Company, Ltd. (a)	600,100	5,509,424
Intops Company, Ltd. (a)	96,966	3,339,822
People & Telecommunication, Inc.	263,304	3,168,355
Pusan Bank	653,820	10,250,456
Sindo Ricoh Company, Ltd.	78,430	5,747,191
Youngone Corp.	747,110	7,707,472

		44,453,708
Sweden - 2.72%
D. Carnegie & Company AB	475,626	9,176,500
Securitas Systems AB, B Shares	1,136,010	3,583,410

		12,759,910
Switzerland - 1.36%
Verwaltungs & Privat Bank AG	25,881	6,401,591

The accompanying notes are an integral part of the financial statements.
116

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Taiwan - 10.97%
Acbel Polytech, Inc. *	5,100,000	$2,935,372
BenQ Corp. *	3,197,800	3,359,377
D-Link Corp.	6,394,992	11,731,100
Giant Manufacturing Company, Ltd.	850,000	2,016,083
KYE Systems Corp.	3,136,843	6,080,781
Pihsiang Machinery Mfg. Company, Ltd.	2,610,000	4,913,693
Simplo Technology Company, Ltd.	1,587,600	7,998,198
Ta Chong Bank, Ltd. *	17,866,000	5,893,567
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	1,885,774
Test-Rite International Company, Ltd.	7,821,785	4,706,244

		51,520,189
Thailand - 4.46%
Bank of Ayudhya PCL, NVDR (a)	11,782,900	9,431,434
Glow Energy PCL	6,865,525	7,200,713
Total Access Communication PCL *	4,240,660	4,339,154

		20,971,301
United Kingdom - 12.93%
Bodycote International PLC	1,457,303	7,424,499
Burberry Group PLC	470,439	5,557,544
Fiberweb PLC	1,862,198	1,502,683
FKI PLC	5,393,600	8,573,208
Future PLC	5,499,140	3,787,403
Game Group PLC	4,920,796	19,935,726
John Wood Group PLC	650,643	5,490,965
Yule Catto & Company PLC	2,435,404	8,456,809

		60,728,837
United States - 2.23%
AbitibiBowater, Inc. *	139,321	3,072,182
Quebecor World, Inc. * (a)	146,526	329,684
Steiner Leisure, Ltd. *	165,855	7,082,008

		10,483,874

TOTAL COMMON STOCKS (Cost $385,993,540)		$450,895,897

SHORT TERM INVESTMENTS - 26.45%
John Hancock Cash Investment Trust (c)	$78,265,573	$78,265,573
Paribas Corp. Time Deposit
4.60% due 12/03/2007	23,000,000	23,000,000
4.62% due 12/03/2007	23,000,000	23,000,000

TOTAL SHORT TERM INVESTMENTS
(Cost $124,265,573)		$124,265,573

International Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$1,343,431 on 12/03/2007,
collateralized by $1,305,000
Federal National Mortgage
Association, 5.8% due 02/09/2026
(valued at $1,370,250, including
interest)	$1,343,000	$1,343,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,343,000)		$1,343,000

Total Investments (International Small Cap Fund)
(Cost $511,602,113) - 122.73%		$576,504,470
Liabilities in Excess of Other Assets - (22.73)%		(106,784,044)

TOTAL NET ASSETS - 100.00%		$469,720,426

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Apparel & Textiles	8.24%
Banking	8.07%
Computers & Business Equipment	5.75%
Software	5.32%
Business Services	5.31%

International Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.72%
Australia - 8.29%
ABB Grain, Ltd.	31,307	$232,331
Adelaide Brighton, Ltd.	105,031	334,470
AED Oil, Ltd. * (a)	16,283	62,211
Aevum, Ltd.	15,092	37,893
Alchemia, Ltd. *	43,512	25,878
Alesco Corp., Ltd. (a)	18,007	159,684
Allegiance Mining NL *	149,191	89,439
Amadeus Energy, Ltd. * (a)	46,767	30,674
Amalgamated Holdings, Ltd.	20,306	118,116
Andean Resources, Ltd. *	79,891	128,409
Ansell, Ltd.	30,331	310,109
Anzon Australia, Ltd. *	15,000	21,012
APA Group (a)	72,472	236,392
Aquila Resources, Ltd. * (a)	28,956	235,920
ARB Corp., Ltd.	16,596	62,090
ARC Energy, Ltd. * (a)	74,431	92,227
Arrow Energy NL *	82,935	226,000
Ausdrill, Ltd.	42,454	89,174
Austal, Ltd.	37,191	87,633
Austar United Communications, Ltd. *	187,684	259,438
Austereo Group, Ltd.	68,999	149,998

The accompanying notes are an integral part of the financial statements.
117

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Australian Agricultural Company, Ltd.	54,556	$163,605
Australian Infrastructure Fund (a)	70,430	205,715
Australian Pharmaceutical Industries, Ltd. *	22,423	36,813
Australian Worldwide Exploration, Ltd. *	74,302	223,162
AVJennings, Ltd.	48,073	49,257
AWB, Ltd.	49,468	120,062
Babcock & Brown Environmental
Investments, Ltd. *	19,026	8,230
Bank of Queensland, Ltd. (a)	20,257	326,642
Beach Petroleum, Ltd.	162,495	207,112
Becton Property Group	9,529	40,460
Bemax Resources, Ltd. *	223,103	47,385
Bendigo Bank, Ltd. (a)	17,377	266,357
Bendigo Bank, Ltd. *	23,395	347,113
Bendigo Mining, Ltd. * (a)	31,918	9,382
Biota Holdings, Ltd. *	39,986	45,284
Blackmores, Ltd.	2,127	41,382
Bolnisi Gold NL * (a)	53,676	152,472
Boom Logistics, Ltd.	25,797	49,360
Bradken, Ltd.	22,400	268,840
Brickworks, Ltd.	11,163	132,103
Cabcharge Australia, Ltd.	19,412	189,482
Campbell Brothers, Ltd.	10,377	309,007
Candle Australia, Ltd. (a)	17,571	36,873
CBH Resources, Ltd. * (a)	158,181	83,883
CEC Group, Ltd.	8,875	19,277
Cellestis, Ltd. *	15,855	35,009
Centamin Egypt, Ltd. *	20,000	25,263
Centennial Coal Company, Ltd.	41,004	170,911
Charter Hall Group	41,950	98,857
Citigold Corp., Ltd. *	151,498	62,237
City Pacific, Ltd. (a)	15,734	51,096
Clinuvel Pharmaceuticals, Ltd. *	69,980	25,363
Coal of Africa, Ltd. *	45,708	73,362
Coates Hire, Ltd. (a)	43,113	249,702
Commander Communications, Ltd. (a)	51,195	14,533
Compass Resources NL *	15,577	43,820
ConnectEast Group *	218,847	326,632
Consolidated Rutile, Ltd.	52,500	24,100
CopperCo, Ltd. *	58,463	45,670
Corporate Express Australia, Ltd.	17,731	98,683
Count Financial, Ltd.	24,455	61,997
Coventry Group, Ltd.	4,500	14,264
Crane Group, Ltd.	15,714	232,356
Crescent Gold, Ltd. *	120,652	44,700
Customers, Ltd. * (a)	272,077	43,440
David Jones, Ltd.	95,364	422,885
Deep Yellow, Ltd. * (a)	136,944	43,928
Downer EDI, Ltd.	56,046	244,476
Duet Group	83,792	249,887
Dyno Nobel, Ltd. (a)	41,739	90,999
Energy Developments, Ltd.	26,612	84,725

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Energy World Corp., Ltd. *	118,888	$106,317
Envestra, Ltd. (a)	154,037	134,298
Equigold NL	27,470	76,652
Felix Resources, Ltd. (a)	10,738	76,205
FKP Property Group, Ltd. (a)	37,372	242,058
Fleetwood Corp., Ltd.	8,604	81,658
Flight Centre, Ltd.	15,759	409,133
Forest Enterprises Australia, Ltd.	101,860	57,264
Funtastic, Ltd.	33,265	20,059
Futuris Corp., Ltd.	83,756	157,275
Geodynamics, Ltd. * (a)	25,906	46,522
Gindalbie Metals, Ltd. *	112,045	133,105
GrainCorp., Ltd.	9,486	78,498
Grange Resources Corp., Ltd. *	20,914	46,527
GRD, Ltd.	54,499	101,172
Great Southern Plantations, Ltd.	43,653	83,394
GUD Holdings, Ltd.	13,336	128,606
Gunns, Ltd.	2,187	7,369
GWA International, Ltd. (a)	49,659	166,523
Healthscope, Ltd. (a)	36,771	177,619
Herald Resources, Ltd. *	17,198	23,604
Heron Resources, Ltd. *	9,000	10,906
Hills Industries, Ltd. (a)	37,379	211,529
Home Building Society, Ltd. (a)	2,720	42,572
Horizon Oil, Ltd. * (a)	172,869	53,623
Housewares International, Ltd. *	39,380	76,949
IBA Health, Ltd. (a)	447,864	376,238
IBT Education, Ltd.	26,000	48,132
iiNET, Ltd.	18,866	34,112
Iluka Resources, Ltd.	30,244	115,753
Imdex, Ltd.	41,654	89,906
Independence Group NL	19,208	140,090
Independent Practitioner Network, Ltd. *	7,772	1,724
Indophil Resources NL *	72,190	60,024
Infomedia, Ltd.	87,333	40,319
Invocare, Ltd.	11,389	70,008
IOOF Holdings, Ltd.	13,384	106,210
Iress Market Technology, Ltd. (a)	19,452	147,697
JB Hi-Fi, Ltd.	21,677	311,559
Jubilee Mines NL (a)	15,147	309,604
Just Group, Ltd.	31,400	147,171
Kagara Zinc, Ltd.	21,063	120,001
Kings Minerals NL *	37,728	20,738
Kingsgate Consolidated, Ltd. *	11,715	50,957
MacArthur Coal, Ltd. (a)	24,217	193,239
Macmahon Holdings, Ltd.	117,598	203,772
Macquarie Media Group, Ltd.	28,639	109,059
Marion Energy, Ltd. * (a)	54,928	47,973
Maxitrans Industries, Ltd.	86,185	47,387
McGuigan Simeon Wines, Ltd. * (a)	17,945	25,529
McPherson's, Ltd.	18,009	58,764
Mincor Resources NL	54,880	219,083

The accompanying notes are an integral part of the financial statements.
118

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
Mineral Deposits, Ltd. *	39,608	$45,936
Monadelphous Group, Ltd.	15,546	201,570
Mortgage Choice, Ltd.	19,081	38,687
Mount Gibson Iron, Ltd. *	64,184	149,407
Murchison Metals, Ltd. *	12,280	43,654
MYOB, Ltd.	33,790	41,043
New Hope Corp., Ltd. (a)	144,455	304,179
Nexus Energy, Ltd. * (a)	86,760	130,369
Nido Petroleum, Ltd. *	256,103	62,248
Oakton, Ltd.	15,760	85,819
Pacific Brands, Ltd.	91,047	251,897
Pan Australian Resources, Ltd. *	284,957	255,010
Pan Pacific Petroleum NL *	177,591	35,534
PaperlinX, Ltd.	80,373	173,075
Peet & Company, Ltd. (a)	34,269	125,513
Peptech, Ltd. * (a)	37,842	38,511
Perilya, Ltd.	22,619	59,723
Perseverance Corp., Ltd. *	143,419	24,947
Petsec Energy, Ltd. *	36,147	52,208
Pharmaxis, Ltd. *	50,510	185,151
Photon Group, Ltd.	4,850	28,336
PMP, Ltd.	84,363	136,310
Port Bouvard, Ltd. (a)	14,000	25,047
Portman, Ltd. *	14,292	141,291
Primary Health Care, Ltd.	22,114	242,628
Prime Television, Ltd.	4,418	14,522
Primelife Corp., Ltd. * (a)	41,302	35,796
Programmed Maintenance Services, Ltd.	19,236	88,115
pSivida, Ltd. *	95,189	8,048
Ramsay Health Care, Ltd.	12,960	125,972
RCR Tomlinson, Ltd.	22,598	48,399
Reckon, Ltd.	37,302	43,712
Redflex Holdings, Ltd.	11,233	32,553
Resolute Mining, Ltd. *	43,345	67,147
Resource Pacific Holdings, Ltd. *	42,097	73,581
Ridley Corp., Ltd.	50,580	51,923
Riversdale Mining, Ltd. *	17,852	156,438
Roc Oil Company, Ltd. *	76,440	203,779
SAI Global, Ltd.	16,831	42,650
Sally Malay Mining, Ltd.	43,373	198,261
Salmat, Ltd. (a)	25,132	90,340
Select Harvests, Ltd.	6,297	43,975
ServCorp, Ltd.	13,939	63,812
Silex Systems, Ltd. *	20,060	127,084
Sino Gold, Ltd. *	25,236	156,599
Sino Strategic International, Ltd. *	11,948	11,142
Sirtex Medical, Ltd. *	11,366	50,116
Skilled Group, Ltd.	13,334	63,691
SMS Management & Technology, Ltd.	12,633	81,203
SP Telemedia, Ltd.	63,587	21,409
Specialty Fashion Group, Ltd.	51,331	68,286
Spotless Group, Ltd.	44,712	180,438

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Australia (continued)
St. Barbara, Ltd. * (a)	100,516	$69,532
Staging Connections Group, Ltd.	16,800	14,858
Straits Resources, Ltd.	31,023	181,046
STW Communications Group, Ltd.	36,346	79,566
Sunland Group, Ltd.	52,498	191,854
Super Cheap Auto Group, Ltd.	12,800	49,387
Talent2 International, Ltd.	6,000	15,421
Tamaya Resources, Ltd. *	219,476	48,784
Tap Oil, Ltd. *	40,556	89,306
Tassal Group, Ltd. (a)	15,760	52,866
Technology One, Ltd.	46,859	45,766
TFS Corp., Ltd.	49,984	42,793
Thakral Holdings Group	137,513	135,245
The Reject Shop, Ltd.	8,900	102,243
Timbercorp, Ltd. (a)	50,273	76,801
Troy Resources NL	18,408	52,294
UXC, Ltd.	52,216	92,168
Village Roadshow Company, Ltd.	27,228	71,568
Vision Group Holdings, Ltd.	10,760	31,911
Washington H Soul Pattinson & Company, Ltd.	7,500	61,187
Watpac, Ltd. (a)	7,375	31,371
Wattyl, Ltd. (a)	17,112	39,922
Webster, Ltd.	28,872	45,898
Western Areas NL *	30,734	160,657
WHK Group, Ltd. (a)	56,586	115,502
Wide Bay Australia, Ltd.	3,123	34,562

		22,051,329
Austria - 0.90%
Agrana Beteiligungs AG (a)	715	72,353
Andritz AG	5,678	350,541
Austrian Airlines AG *	7,737	65,125
BetandWin.com Interactive
Entertainment AG *	4,109	143,694
BWT AG	1,398	91,165
Constantia Packaging AG	1,661	117,550
Flughafen Wien AG	1,880	212,318
Frauenthal Holdings AG	2,607	83,474
Intercell AG *	5,499	208,053
Lenzing AG	139	74,784
Mayr-Melnhof Karton AG	962	108,299
Palfinger AG	2,433	111,774
RHI AG *	6,028	246,921
Rosenbauer International AG	1,472	75,109
S&T System Integration & Technology
Distribution AG *	541	39,573
Schoeller-Bleckmann Oilfield Equipment AG	1,577	144,529
Uniqa Versicherungen AG (a)	5,823	184,548
Wolford AG	1,578	70,035

		2,399,845
Belgium - 1.18%
Ackermans & Van Haaren NV	2,991	305,325
Banque Nationale de Belgique	31	143,679

The accompanying notes are an integral part of the financial statements.
119

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Belgium (continued)
Barco NV	1,899	$146,654
Bekaert SA	1,839	255,075
CFE (CIE Francois D'enter)	75	152,838
Compagnie Immobiliere de Belgique SA	645	35,857
Compagnie Maritime Belge SA	2,799	250,694
Deceuninck NV (a)	4,147	97,182
Duvel Moortgat SA	873	56,384
Econocom Group SA	5,040	57,987
Elia System Operator SA/NV (a)	2,537	104,241
Euronav NV (a)	3,000	98,841
Exmar NV	1,797	58,130
Icos Vision Systems NV *	922	36,687
Innogenetics NV * (a)	3,366	29,079
Ion Beam Applications SA *	2,557	72,202
Melexis NV	4,995	79,117
Nord-Sumatra Investissements SA	47	35,138
Omega Pharma SA	5,762	401,233
Option NV *	3,580	30,522
Recticel SA	3,266	48,498
Roularta Media Group NV (a)	668	51,040
SA D'Ieteren Trading NV	569	220,154
Sapec SA	305	45,567
Sioen Industries NV	1,985	26,646
Sipef SA	121	67,645
Tessenderlo Chemie NV	3,252	179,352
Van De Velde NV	870	43,268

		3,129,035
Bermuda - 0.46%
Cafe de Coral Holdings, Ltd. (a)	58,000	126,202
China Oriental Group Company, Ltd.	224,000	155,357
Giordano International, Ltd.	1,113,708	529,567
Smartone Telecommunications Holdings, Ltd.	46,500	44,933
South China Morning Post, Ltd. (a)	146,000	41,630
Texwinca Holdings, Ltd. (a)	423,961	316,435

		1,214,124
Canada - 11.22%
20-20 Technologies, Inc. *	6,400	41,538
Aastra Technologies, Ltd. *	4,100	123,006
Absolute Software Corp. *	3,200	123,142
Aecon Group, Inc.	3,100	52,858
Akita Drilling, Ltd.	2,100	21,526
Alamos Gold, Inc. *	8,700	43,937
Alberta Clipper Energy, Inc. *	4,800	7,968
Alexco Resource Corp. *	5,500	26,016
Allen-Vanguard Corp. *	7,547	64,530
Altius Minerals Corp. *	1,800	44,984
Amerigo Resources, Ltd.	22,400	48,834
Anderson Energy, Ltd. *	2,600	7,904
Angiotech Pharmaceuticals, Inc. *	15,900	62,967
Antrim Energy, Inc. *	18,600	89,284
Anvil Mining, Ltd. *	10,400	172,649

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Aquiline Resources, Inc. *	8,400	$82,324
Arawak Energy Corp. *	9,400	25,757
Aspreva Pharmaceuticals Corp. *	3,100	79,705
Astral Media, Inc.	6,689	291,053
Atrium Innovations, Inc. *	2,600	58,503
ATS Automation Tooling Systems, Inc. *	11,800	50,979
Augusta Resource Corp. *	10,900	39,787
Aurelian Resources, Inc. *	15,600	117,786
Aurizon Mines, Ltd. *	22,400	79,300
Aurora Energy Resources, Inc. *	10,400	146,023
Axcan Pharma, Inc. *	9,300	210,563
Axia NetMedia Corp. *	9,200	32,570
Baffinland Iron Mines Corp. *	9,200	32,386
Baja Mining Corp. *	16,100	28,498
Ballard Power Systems, Inc. *	21,400	96,305
Bioms Medical Corp. *	9,900	24,256
Bioteq Environmental Tech, Inc. *	6,200	25,111
Birch Mountain Resources, Ltd. *	11,200	13,105
Birchcliff Energy, Ltd. *	13,800	67,485
BMTC Group, Inc., Class A	1,000	19,911
Boralex, Inc., Class A *	4,500	74,074
Bow Valley Energy, Ltd. *	12,900	79,597
Breaker Energy, Ltd., Class A *	1,800	9,667
Breakwater Resources, Ltd. *	63,300	113,313
Bulldog Resources, Inc. *	2,800	18,341
Calfrac Well Services, Ltd.	4,000	75,724
Calvalley Petroleums, Inc., Class A *	9,427	52,700
Canaccord Capital, Inc.	5,900	93,638
Canada Bread Company, Ltd.	1,400	93,805
Canadian Hydro Developers, Inc. *	20,600	126,902
Canadian Royalties, Inc. *	4,500	13,321
Canadian Superior Energy, Inc. *	16,800	43,682
Canadian Western Bank	11,034	298,264
Canam Group, Inc., Class A	8,300	98,858
Candax Energy, Inc. *	82,101	70,610
Canfor Corp. *	17,500	133,707
Cangene Corp. *	5,900	43,957
CanWest Global Communications Corp. *	15,050	106,860
Capstone Mining Corp. *	17,200	46,614
Cardiome Pharma Corp. *	11,800	119,068
Carpathian Gold, Inc. *	20,000	12,801
Cascades, Inc.	17,950	148,633
Catalyst Paper Corp. *	43,000	64,503
CCL Industries, Inc., Class B	4,400	163,644
Celestica, Inc. *	34,800	198,718
Celtic Exploration, Ltd. *	10,700	125,945
Chariot Resources, Ltd. *	40,500	37,262
CHC Helicopter Corp., Class A	2,600	52,887
Churchill (The), Corp. *	2,800	67,903
Clarke, Inc.	10,800	86,404
Claude Resources, Inc. *	35,700	47,483
Coalcorp Mining, Inc. *	4,571	9,142

The accompanying notes are an integral part of the financial statements.
120

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Cogeco Cable, Inc.	3,800	$166,866
Com Dev International, Ltd. *	4,300	14,621
Compton Petroleum Corp. *	15,600	122,154
Connacher Oil & Gas, Ltd. *	36,000	122,766
Constellation Software, Inc.	1,300	31,202
Corby Distilleries, Ltd.	500	12,496
Corridor Resources, Inc. *	10,800	113,946
Corus Entertainment, Inc., Class B	5,700	282,449
Cott Corp. *	10,300	61,906
Crew Energy, Inc. *	14,500	116,006
Cryocath Technologies, Inc. *	700	3,465
Crystallex International Corp. *	43,800	100,745
Cyries Energy, Inc. *	8,000	44,082
Dalsa Corp. *	2,300	19,965
Delphi Energy Corp. *	30,700	48,508
Denison Mines Corp. *	28,216	259,318
Descartes Systems Group, Inc. *	10,100	42,321
Divestco, Inc. *	2,800	4,900
Dorel Industries, Inc., Class B	5,000	158,258
Draxis Health, Inc. *	6,200	24,491
Dundee Precious Metals, Inc. *	17,200	135,887
Dundee Wealth Management, Inc.	21,542	474,163
Duvernay Oil Corp. *	8,500	208,430
Eastern Platinum, Ltd. *	112,490	305,988
Eldorado Gold Corp. *	51,263	299,391
Emera, Inc.	4,700	100,820
Emergis, Inc. *	20,420	167,248
Endeavour Silver Corp. *	5,600	21,729
Enghouse Systems, Ltd.	1,000	7,560
Ensign Energy Services, Inc., ADR	8,800	128,750
Entree Gold, Inc. *	11,700	28,198
Equinox Minerals, Ltd. *	89,300	388,474
Equitable Group, Inc.	1,200	34,166
Etruscan Resources, Inc. *	6,300	13,798
European Goldfields, Ltd. *	28,800	171,657
Evertz Technologies, Ltd.	2,700	102,605
Exco Technologies, Ltd.	7,900	33,182
Farallon Resources, Ltd. *	10,100	7,171
First Calgary Petroleums, Ltd. *	45,600	107,165
First Nickel, Inc. *	30,500	22,876
Fishery Products(FPI), Ltd. *	1,800	28,801
Flint Energy Services, Ltd. *	4,300	84,499
Forsys Metals Corp. *	4,600	16,883
Forzani Group, Ltd., Class A *	8,400	118,614
Fraser Papers, Inc. *	4,800	15,601
Fronteer Development Group, Inc. *	11,800	119,068
Frontera Copper Corp. *	6,600	40,064
Fun Technologies, Inc. *	2,300	7,590
Galleon Energy, Inc., Class A *	9,650	141,090
Garda World Security Corp., Class A *	3,700	53,505
Gennum Corp.	1,858	19,975
Gentry Resources, Ltd. *	7,316	15,364

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Glacier Ventures International Corp. *	11,700	$48,206
Glencairn Gold Corp. *	29,000	5,800
Gluskin Sheff & Associates, Inc.	1,300	32,866
Gold Eagle Mines, Ltd. *	13,000	96,335
Golden Star Resources, Ltd. *	48,400	146,175
Grande Cache Coal Corp. *	41,200	41,614
Great Basin Gold, Ltd. *	37,300	105,564
Great Canadian Gaming Corp. *	11,700	192,709
Grey Wolf Exploration, Inc. *	800	1,440
Greystar Resources, Ltd. *	1,300	8,814
GSI Group, Inc. *	61,283	591,994
Guyana Goldfields, Inc. *	3,700	30,342
Hanfeng Evergreen, Inc. *	7,600	100,401
Harry Winston Diamond Corp., ADR	9,600	355,218
Heritage Oil Corp. *	1,500	77,659
Heroux-Devtek, Inc. *	6,800	57,803
High River Gold Mines, Ltd. *	48,300	120,273
Highpine Oil & Gas, Ltd. *	12,642	104,934
Home Capital Group, Inc.	4,700	186,834
Husky Injection Molding Systems, Ltd.	12,700	104,018
IAMGOLD, Corp.	23,800	204,928
Imperial Metals Corp. *	2,400	31,802
Intermap Technologies Corp., Class A *	400	4,200
International Forest Products, Ltd., Class A *	5,500	28,711
International Royalty Corp.	7,800	41,732
Intertape Polymer Group, Inc. *	9,300	25,111
Iteration Energy, Ltd. *	13,800	69,555
Ivanhoe Energy, Inc. *	39,900	68,631
Jinshan Gold Mines, Inc. *	19,000	55,673
Kaboose, Inc. *	7,500	20,026
Kereco Energy, Ltd. *	14,200	54,389
Kingsway Financial Services, Inc.	15,200	245,492
Kirkland Lake Gold, Inc. *	10,700	143,066
Labopharm, Inc. *	12,200	12,079
Lake Shore Gold, Corp. *	23,500	37,837
Laramide Resources, Ltd. *	3,600	27,073
Laurentian Bank of Canada	6,400	259,789
Le Chateau, Inc.	1,600	18,801
Leon's Furniture, Ltd.	8,944	116,278
Linamar Corp.	39,306	780,263
MacDonald Dettwiler & Associates, Ltd. *	5,300	236,392
Magellan Aerospace Corp. *	11,200	12,881
Mahalo Energy, Ltd. *	12,900	32,510
Major Drilling Group International Company,
Inc. *	4,300	246,101
Maple Leaf Foods, Inc.	12,900	168,353
March Networks Corp. *	7,500	76,279
Martinrea International, Inc. *	14,200	160,468
Maxim Power Corp. *	6,100	37,761
MDS, Inc.	21,600	435,910
Mega Brands, Inc. *	3,200	17,345
Mega Uranium, Ltd. *	16,600	62,917

The accompanying notes are an integral part of the financial statements.
121

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Methanex Corp.	7,800	$231,672
Miramar Mining Corp. *	30,600	191,566
Mosaid Technologies, Inc.	1,600	25,361
Neo Material Technologies, Inc. *	6,100	29,709
Neurochemical Company, Inc. *	3,500	10,921
Norbord, Inc.	16,100	119,951
North American Palladium, Ltd. *	10,150	54,813
Northbridge Financial Corp.	7,000	259,013
Northern Peru Copper Corp. *	3,300	33,827
Northgate Minerals Corp. *	49,700	154,078
Nova Chemicals Corp.	2,500	80,929
NuVista Energy, Ltd. *	10,400	127,406
Open Text Corp. *	71,989	2,316,002
Orvana Minerals, Corp. *	48,020	38,418
Pacific Stratus Energy, Ltd. *	6,800	82,148
Paladin Labs, Inc. *	3,300	32,672
Pan American Silver Corp. *	10,300	326,114
Paramount Resources, Ltd. *	6,200	89,160
Pason Systems, Inc.	8,600	102,173
Patheon, Inc. *	21,400	69,553
Peerless Energy, Inc., Class A *	11,315	57,596
Petaquilla Minerals Company, Ltd. *	30,600	93,029
Petrolifera Petroleum, Ltd. *	4,200	43,682
Platinum Group Metals, Ltd. *	11,200	38,194
Points International, Ltd. *	16,500	52,143
Polymet Mining Corp. *	11,400	35,912
ProEx Energy, Ltd. *	12,000	142,207
Q9 Networks, Inc. *	1,300	19,254
QLT, Inc. *	24,600	120,054
Quadra Mining, Ltd. *	9,100	150,431
Quebecor World, Inc. *	21,545	48,048
Quebecor, Inc.	7,991	308,948
Quest Capital Corp.	50,300	123,744
Reitman's Canada, Ltd., Class A	7,917	129,449
Resin Systems, Inc. *	24,300	30,134
Resverlogix Corp. *	2,300	31,144
Richelieu Hardware, Ltd.	1,800	41,474
Rider Resources, Ltd. *	5,000	19,901
Ritchie Bros. Auctioneers, Inc.	4,900	362,912
RONA, Inc. *	17,000	297,855
Rothmans, Inc.	10,000	250,013
Rubicon Minerals Corp. *	10,300	16,275
Russel Metals, Inc.	12,000	295,695
Samuel Manu-Tech, Inc.	3,200	32,002
Saskatchewan Wheat Pool, Inc. *	37,400	417,405
Savanna Energy Services Corp.	9,700	142,597
Saxon Energy Services, Inc. *	23,758	119,984
Sceptre Investment Counsel, Ltd.	7,600	74,484
Semafo, Inc. *	15,800	15,169
ShawCor, Ltd., Class A	8,800	296,839
Shore Gold, Inc. *	27,600	130,831
Sierra Wireless, Inc. *	6,250	100,693

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Silver Standard Resources, Inc. *	10,100	$363,618
Silvercorp Metals, Inc.	27,300	218,138
Skye Resources, Inc. *	5,600	48,722
Softchoice Corp.	2,000	39,702
Stantec, Inc. *	10,100	340,892
Stella-Jones, Inc.	800	32,426
Storm Exploration, Inc. *	1,500	12,226
Stornoway Diamond Corp. *	44,100	28,225
Stratos Global Corp. *	6,300	43,283
SunOpta, Inc. *	9,600	136,711
Suramina Resources, Inc. *	4,000	5,320
SXC Health Solutions Corp. *	2,000	28,041
Synenco Energy, Inc. *	7,500	55,878
Tanzanian Royalty Exploration Corp. *	17,900	113,671
Taseko Mines, Ltd. *	15,800	73,948
Teal Exploration & Mining, Inc. *	4,000	20,081
Tembec, Inc. *	4,700	2,162
Tesco Corp. *	7,300	161,265
Theratechnologies, Inc. *	5,900	59,888
Thompson Creek Metals Company, Inc. *	18,200	363,472
Timminco, Ltd. *	4,000	58,203
TLC Vision Corp. *	13,700	28,771
Toromont Industries, Ltd.	10,500	279,629
Torstar Corp., Class B	10,400	200,938
Transat A.T., Inc., Class A	2,100	78,922
Transcontinental, Inc., Class A	11,900	216,829
Transglobe Energy Corp. *	8,000	40,722
Transition Therapeutics, Inc. *	800	7,792
Trican Well Service, Ltd.	17,100	291,570
Tristar Oil & Gas, Ltd. *	6,200	71,118
Tundra Semiconductor Corp. *	2,300	10,834
Turnkey E&P, Inc. *	1,100	5,940
Uex Corp. *	27,900	208,423
Uni-Select, Inc.	4,200	114,876
Uranium Participation Corp. *	12,700	143,771
Ur-Energy, Inc. *	10,200	37,232
UTS Energy Corp. *	68,300	364,057
Vector Aerospace Corp. *	2,100	8,715
Verenex Energy, Inc. *	3,500	30,067
Vero Energy, Inc. *	6,700	37,254
Vitran Corp., Inc. *	300	3,990
Wesdome Gold Mines, Ltd. *	17,100	22,402
West Energy, Ltd. *	100	229
West Fraser Timber Company, Ltd.	6,100	182,704
Western Canadian Coal Corp. *	9,000	6,120
Western Financial Group, Inc.	10,800	62,427
Westport Innovations, Inc. *	14,700	39,986
Wi-LAN, Inc. *	9,000	25,741
Winpak, Ltd.	1,100	7,150
Xantrex Technology, Inc. *	9,700	92,931
Xceed Mortgage Corp.	1,800	5,220
Xtreme Coil Drilling Corp. *	1,300	10,076

The accompanying notes are an integral part of the financial statements.
122

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Canada (continued)
Yukon-Nevada Gold Corp. *	47,100	$74,893
Zarlink Semiconductor, Inc. *	33,700	23,928
ZCL Composites, Inc.	1,000	10,141

		29,857,560
China - 0.01%
Solomon Systech International, Ltd.	320,000	27,257
Denmark - 1.22%
Alm. Brand Skadesforsikring A/S *	3,700	219,695
Amagerbanken A/S	1,350	75,701
Bang & Olufsen A/S, Series B	2,100	207,073
Bavarian Nordic A/S *	1,260	78,752
Brodrene Hartmann A/S *	450	13,241
Capinordic A/S * (a)	9,300	35,392
Dalhoff Larsen & Horneman A/S, Series B	2,500	36,510
Det Ostasiatiske Kompagni A/S	4,300	294,683
DFDS A/S	550	83,041
DiBa Bank A/S	550	41,634
EDB Gruppen A/S, Series B *	700	21,796
Fionia Bank A/S	125	39,036
Fluegger A/S, Series B	300	31,990
Forstaedernes Bank A/S	2,800	105,635
IC Companys A/S (a)	1,800	110,049
NeuroSearch A/S *	4,339	284,475
Nordjyske Bank A/S	1,190	42,755
Ostjydsk Bank A/S	150	29,286
Parken Sport & Entertainment A/S * (a)	450	106,288
Pharmexa A/S *	10,600	19,230
Ringkjoebing Landbobank A/S (a)	535	95,089
Roskilde Bank A/S	495	36,423
Royal Unibrew A/S	875	100,560
Sanistal A/S, Series B	250	36,445
Satair A/S	1,000	55,115
Schouw & Company A/S, Series B	2,450	215,335
SimCorp A/S (a)	1,150	232,947
Sjaelso Gruppen A/S	2,400	73,721
Spar Nord Bank A/S (a)	12,250	288,713
Sparbank Vest A/S	275	19,497
TK Development A/S *	6,500	103,965
Vestjysk Bank A/S	1,950	113,122

		3,247,194
Finland - 2.42%
Aldata Solution Oyj *	13,900	25,012
Alma Media Oyj (a)	8,051	137,285
Amer Sports Oyj, A Shares	41,993	1,146,738
Aspo Oyj	4,950	47,335
Cramo Oyj, Series B	2,125	58,774
Finnair Oyj	4,400	53,877
Finnlines Oyj	6,400	135,762
Fiskars Oyj Abp, Series A	3,249	62,945
F-Secure Oyj	13,850	47,723
HK Ruokatalo Oyj, Series A	6,090	136,456

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Finland (continued)
Huhtamaki Oyj	45,417	$580,999
KCI Konecranes Oyj	51,234	1,954,252
Kemira Oyj	6,977	139,016
Lassila & Tikanoja Oyj (a)	4,595	147,468
Lemminkainen Oyj	2,350	121,174
M-real Oyj, Series B (a)	18,950	99,710
OKO Bank, Series A	10,795	213,224
Olvi Oyj, Series A	2,000	69,869
Orion Oyj, Series A	2,850	67,780
Orion Oyj, Series B	10,447	247,150
Ponsse Oyj	1,712	39,609
Poyry Oyj	7,200	185,111
Raisio Oyj (a)	15,429	36,475
Ramirent Oyj	8,276	141,070
Stockmann Oyj Abp, Series A	600	27,606
Stockmann Oyj Abp, Series B	3,126	145,895
Uponor Oyj	6,439	153,767
Vacon Oyj	709	31,183
Vaisala Oyj, Series A	1,800	84,345
YIT Oyj	3,970	92,975

		6,430,585
France - 4.94%
Ales Groupe SA	1,081	32,594
Alten SA *	3,914	151,370
Altran Technologies SA *	16,346	103,778
April Group SA (a)	2,848	183,668
Archos SA * (a)	1,721	50,721
Assystem SA	4,109	59,693
Audika SA	1,625	85,630
Avanquest Software SA *	1,218	13,444
Bacou Dalloz SA (a)	1,599	189,856
Beneteau SA	11,605	326,882
BioMerieux SA	158	17,240
Boiron SA	515	13,336
Bonduelle SCA	961	120,355
Bongrain SA	1,100	130,941
Bourbon SA	5,383	358,768
Bull SA *	11,140	66,994
Business Objects SA, SADR *	8,772	533,162
Canal Plus SA	16,823	195,820
Carbone Lorraine SA	2,556	187,170
Cegedim SA	323	34,113
Cegid SA	1,808	82,578
Clarins SA (a)	1,706	149,658
Club Mediterranee SA *	2,334	146,907
Compagnie Plastic Omnium SA	3,169	186,969
Delachaux SA	2,118	221,239
Electricite de Strasbourg SA	1,094	228,867
Esso SAF	408	113,370
Etablissements Maurel et Prom SA	11,820	247,820
Etam Developpement SA (a)	1,713	86,383

The accompanying notes are an integral part of the financial statements.
123

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Faurecia SA *	2,085	$156,738
Fleury Michon SA	344	24,920
Geodis SA	967	180,712
GFI Informatique SA	9,954	97,698
GL Events SA	2,064	137,412
Groupe Crit SA (a)	1,884	78,937
Groupe Open SA *	2,447	31,231
Groupe Steria SCA	2,803	111,340
Guerbet SA	558	130,092
Guyenne & Gascogne SA	1,445	260,661
Havas SA	50,789	264,967
Ingenico SA (a)	4,406	129,459
International Metal Service SA (a)	4,726	200,181
Ipsos SA	2,619	86,926
Lafuma SA	424	31,333
Laurent-Perrier SA	1,018	175,861
Lectra SA	6,134	51,150
Lisi SA	610	60,466
LVL Medical Groupe SA *	3,125	94,877
Maisons France Confort SA	709	55,818
Manitou BF SA	3,693	196,813
Manutan SA	1,304	121,758
Montupet SA (a)	553	11,461
Mr. Bricolage SA	1,756	52,429
Nexity SA	3,100	168,286
Norbert Dentressangle SA	1,107	124,947
Oberthur Card Systems SA	10,817	95,096
Orco Property Group SA (a)	1,093	145,418
Orpea SA *	4,196	271,632
Penauille Polyservices SA * (a)	28,582	244,569
Pierre & Vacances SA	1,327	171,099
Pinguely-Haulotte SA	2,723	89,466
Radiall SA	349	49,525
Rallye SA (a)	5,515	398,726
Remy Cointreau SA	3,051	222,018
Robertet SA	258	44,538
Rubis SA	1,805	171,309
Saft Groupe SA *	1,100	49,079
Samse SA	317	42,198
SEB SA	1,821	326,431
Sechilienne-Sidec SA	2,979	239,295
Silicon-On-Insulator Technologies SA * (a)	10,465	138,351
Societe BIC SA (a)	3,304	246,641
Societe des Bains de Mer & du Cercle des
Etrangers a Monaco	42	44,240
Somfy SA	206	61,509
Sopra Group SA	2,126	186,880
Spir Communication SA	493	55,296
SR Teleperformance SA	8,451	324,119
Stallergenes SA	2,320	187,249
Stef-TFE Group	799	60,272
Sucriere de Pithiviers-Le-Vieil SA	73	61,619

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
France (continued)
Synergie SA (a)	1,224	$48,079
Tessi SA	206	13,078
Theolia SA * (a)	4,792	153,491
Toupargel-Agrigel SA (a)	936	36,855
Trigano SA (a)	2,853	139,484
UbiSoft Entertainment SA *	5,766	501,352
Union Financiere de France Banque SA	725	43,146
Valeo SA	6,031	303,113
Viel & Compagnie SA	7,076	49,779
Vilmorin & Compagnie SA	901	138,269
Virbac SA	1,389	131,666
VM Materiaux SA	118	13,315
Vranken-Pommery Monopole Group	721	56,050
Zodiac SA	3,460	226,974

		13,137,025
Germany - 5.49%
Aareal Bank AG	7,762	335,064
Adlink Internet Media AG * (a)	4,151	93,683
ADVA AG Optical Networking *	10,567	68,660
Aixtron AG *	20,549	258,206
Altana AG	3,322	82,610
Augusta Technologie AG *	2,266	53,276
AWD Holding AG	4,069	136,750
Baader Wertpapierhandelsbank AG	12,358	86,656
Balda AG *	3,189	43,353
Beate Uhse AG	5,482	15,639
Bechtle AG	3,518	154,439
Biotest AG	1,095	59,004
Boewe Systec AG	1,342	58,506
Borussia Dortmund GMBH & Co KGAA *	20,750	48,570
Centrotec Sustainable AG *	2,162	46,349
ComBOTS AG * (a)	2,445	43,706
Comdirect Bank AG	8,396	104,496
ComputerLinks AG	2,468	46,918
Conergy AG (a)	1,920	78,512
CTS Eventim AG	2,979	117,123
Curanum AG	4,385	59,598
D Logistics AG *	17,468	45,985
D&S Europe AG *	12,806	244,136
Deutz AG *	13,899	150,276
Douglas Holding AG (a)	8,523	522,311
Drillisch AG *	6,749	59,926
Duerr AG *	2,766	112,320
DVB Bank AG	11	4,587
EM.TV AG *	17,451	99,568
Epcos AG	17,467	313,342
Escada AG *	2,739	97,371
Euwax AG	668	52,869
Evotec AG * (a)	8,820	31,295
Fielmann AG	1,902	126,484
Freenet AG *	10,782	253,619

The accompanying notes are an integral part of the financial statements.
124

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Fuchs Petrolub AG	1,810	$168,695
Gerry Weber International AG	3,420	113,081
Gesco AG	829	61,689
GFK AG	2,880	117,404
GFT Technologies AG *	9,511	45,782
GPC Biotech AG *	5,604	27,343
Grenkeleasing AG	1,687	56,690
Hawesko Holding AG	1,432	43,632
Heidelberger Druckmaschinen AG	6,217	196,313
Indus Holding AG	2,245	80,968
IWKA AG *	6,306	251,767
Jenoptik AG * (a)	20,577	185,881
Kontron AG	7,100	152,909
Krones AG	5,868	488,301
KSB AG	139	100,830
KWS Saat AG	415	79,764
Lanxess AG	6,327	295,241
Leoni AG	6,550	349,717
MasterFlex AG (a)	1,234	33,324
Mediclin AG *	8,648	36,437
Medigene AG *	7,224	52,779
Medion AG *	5,908	161,244
MLP AG	1,718	24,881
Morphosys AG *	835	50,899
MTU Aero Engines Holding AG	6,500	346,539
MVV Energie AG	7,457	358,578
Nemetschek AG	1,701	52,839
Norddeutsche Affinerie AG	10,201	344,832
Nordex AG * (a)	3,448	170,002
Pfeiffer Vacuum Technology AG	2,709	223,413
Pfleiderer AG	5,794	117,023
Premiere AG *	13,082	205,987
Qiagen AG * (a)	23,319	494,784
QSC AG * (a)	22,823	92,748
R. Stahl AG	1,092	53,191
Rational AG	513	114,134
REpower Systems AG *	2,414	485,919
Rheinmetall AG	655	54,325
Rhoen-Klinikum AG	8,590	270,960
Sartorius AG (a)	997	46,966
Schlott Gruppe AG	1,862	47,589
SGL Carbon AG *	12,140	685,675
SHB Stuttgarter Finanz & Beteiligungs AG	951	40,346
Singulus Technologies AG *	6,859	75,031
Sixt AG	2,811	132,680
Software AG (a)	5,638	459,741
Solon AG Fuer Solartechnik *	632	67,517
Stada Arzneimittel AG	6,718	416,761
Strabag AG (a)	320	110,631
Suedzucker AG	7,302	159,620
Suess MicroTec AG *	4,728	30,812
Takkt AG	4,283	76,819

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Germany (continued)
Techem AG	3,577	$303,490
Vivacon AG	1,093	21,977
Vossloh AG	7,123	773,180
Wincor Nixdorf AG	2,250	193,536
Wire Card AG *	12,980	218,913
Wuerttembergische Lebensversicherung AG	1,865	72,747

		14,600,083
Greece - 1.50%
Alapis Holding Industrial & Commercial SA *	60,054	207,528
Aspis Bank SA	10,270	45,054
Astir Palace Hotel SA *	6,080	55,368
Athens Medical Center SA	8,110	53,143
Attica Holdings SA	16,150	127,895
Autohellas SA	8,930	71,954
Bank of Attica SA *	5,325	29,940
Bank of Greece SA	1,980	257,900
Blue Star Maritime SA	12,260	68,372
C. Rokas SA	3,530	105,718
Forthnet SA *	3,580	54,523
Fourlis SA	2,950	109,415
Frigoglass SA	5,740	213,212
GEK Group of Companies SA	4,450	69,152
Geniki Bank SA *	13,528	95,136
Halcor SA	19,210	93,069
Hellenic Technodomiki Tev SA	25,060	328,638
Heracles General Cement SA	4,800	116,339
Iaso SA	11,020	207,260
Intracom Holdings SA	28,550	152,115
Intracom SA Technical & Steel Constructions *	26,335	47,611
J&P-Avax SA	12,040	122,816
Loulis Mills SA *	9,563	50,560
Maritime Company of Lesvos SA *	26,037	33,034
Metka SA	4,120	96,905
Michaniki SA	17,800	155,966
Minoan Lines Shipping SA	16,450	125,100
Mytilineos Holdings SA	3,990	206,000
Neochimiki LV Lavrentiadis SA	2,640	75,002
Pantechniki SA *	9,420	55,048
S&B Industrial Minerals SA	3,540	67,080
Sarantis SA	3,820	77,715
Teletypos SA Mega Channel	7,852	51,837
Terna SA	6,110	112,959
Viohalco SA	18,430	246,457

		3,985,821
Hong Kong - 2.47%
Alco Holdings, Ltd.	94,000	44,308
Allied Group, Ltd.	34,000	201,282
Asia Financial Holdings, Ltd.	98,000	52,461
Asia Satellite Telecom Holdings Company, Ltd.	300,720	575,739
Asia Standard Hotel Group, Ltd.	3,610,000	46,610
Asia Standard International Group, Ltd.	1,583,171	58,371

The accompanying notes are an integral part of the financial statements.
125

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Baltrans Holdings, Ltd.	8,000	$5,181
Burwill Holdings, Ltd. *	398,000	53,757
Century City International Holdings, Ltd.	3,496,000	70,224
Champion Technology Holdings, Ltd.	309,437	62,205
Chen Hsong Holdings, Ltd.	74,000	46,314
Chevalier International Holdings, Ltd. (a)	32,000	35,750
China Metal International Holdings, Inc.	108,000	37,575
China Seven Star Shopping, Ltd. *	850,000	30,710
China Solar Energy Holdings, Ltd. * (a)	540,000	36,119
Chinese People Gas Holdings Company, Ltd. * (a)	654,000	42,211
Chong Hing Bank, Ltd.	43,000	100,310
Chow Sang Sang Holdings, Ltd.	108,000	142,808
Chuang's China Investments, Ltd.	271,000	36,545
Clear Media, Ltd. *	37,000	34,862
Coslight Technology International Group, Ltd. * (a)	52,000	29,392
Dickson Concepts International, Ltd.	37,000	29,205
Easyknit Enterprises Holdings, Ltd. *	205,000	2,291
EganaGoldpfeil Holdings, Ltd. (a)	131,750	11,168
Emperor Capital Group, Ltd. *	33,600	6,558
Emperor Entertainment Hotel, Ltd.	165,000	36,168
Emperor International Holdings, Ltd.	168,000	75,932
eSun Holdings, Ltd. * (a)	50,000	33,834
Far East Consortium International, Ltd.	184,750	99,170
Fong's Industries Company, Ltd.	66,000	40,265
Fubon Bank, Ltd.	110,000	65,112
Fushan International Energy Group, Ltd. * (a)	84,000	52,326
Glorious Sun Enterprises, Ltd.	88,000	53,360
Golden Resorts Group, Ltd. *	500,000	37,692
Hang Fung Gold Technology, Ltd.	310,000	57,991
Hanny Holdings, Ltd.	744,000	21,326
Harbour Centre Development, Ltd.	25,000	60,547
Heng Tai Consumables Group, Ltd. *	325,000	62,828
Hi Sun Technology China, Ltd. *	153,000	56,085
HKR International, Ltd. (a)	135,200	133,100
Hon Kwok Land Investment Company, Ltd.	104,000	42,010
Hongkong Chinese, Ltd.	298,000	61,814
Hung Hing Printing Group, Ltd.	134,216	67,983
Hutchison Harbour Ring, Ltd.	494,000	37,526
I.T., Ltd.	242,000	79,090
i-Cable Communications, Ltd.	179,000	37,418
Imagi International Holdings, Ltd. *	140,000	25,353
Integrated Distribution Services Group, Ltd.	24,000	78,667
ITC Corp., Ltd.	660,000	52,735
K Wah International Holdings, Ltd.	367,227	239,778
Kantone Holdings, Ltd.	709,933	71,355
Karl Thomson Holdings, Ltd. * (a)	92,000	21,348
Keck Seng Investments, Ltd.	61,000	48,366
Lai Fung Holdings, Ltd.	974,000	50,557
Lai Sun Development Company, Ltd. * (a)	2,414,000	73,213
Lai Sun Garment International, Ltd. *	609,000	49,427
Lippo, Ltd.	25,000	22,754
Liu Chong Hing Investment, Ltd.	40,000	56,554

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hong Kong (continued)
Luks Group Vietnam Holdings Company, Ltd.	34,000	$44,495
Lung Kee Holdings, Ltd.	76,000	34,098
Magnificent Estates, Ltd.	1,130,000	43,965
Matsunichi Communication Holdings, Ltd.	93,000	80,181
Midland Holdings, Ltd.	98,000	146,860
Mirabell International Holdings, Ltd. *	50,000	29,233
Miramar Hotel & Investment Company, Ltd.	8,000	13,209
Natural Beauty Bio-Technology, Ltd.	280,000	71,741
Next Media, Ltd. (a)	150,000	55,956
Norstar Founders Group, Ltd.	168,000	46,676
Oriental Press Group, Ltd. (a)	202,000	25,735
Oriental Watch Holdings, Ltd.	128,000	49,350
Pacific Andes International Holdings, Ltd. (a)	302,611	83,625
Pacific Century Premium Developments, Ltd. (a)	195,000	65,061
Paliburg Holdings, Ltd. (a)	1,333,800	37,138
Peace Mark Holdings, Ltd.	90,000	133,962
Pico Far East Holdings, Ltd.	200,000	55,690
Playmates Holdings, Ltd. (a)	384,000	34,129
Prime Success International Group, Ltd. (a)	122,000	91,837
Public Financial Holdings, Ltd. (a)	52,000	29,008
PYI Corp., Ltd.	164,801	70,413
Regal Hotels International Holdings, Ltd.	838,000	60,619
Road King Infrastructure, Ltd.	56,000	105,408
Sa Sa International Holdings, Ltd.	112,000	43,995
SEA Holdings, Ltd.	52,000	41,486
Shaw Brothers Hong Kong, Ltd.	23,000	45,940
Shell Electric Manufacturing Company, Ltd.	102,000	134,691
Shui On Construction & Materials, Ltd.	22,000	84,826
Singamas Container Holdings, Ltd. (a)	60,000	28,655
Sino-I Technology, Ltd. *	2,940,000	50,019
Skyfame Realty Holdings, Ltd. *	216,000	41,665
Symphony Holdings, Ltd. (a)	296,000	30,469
TAI Cheung Holdings, Ltd.	76,000	63,271
Tan Chong International, Ltd.	63,000	21,352
TCC International Holdings, Ltd. *	105,444	122,080
Titan Petrochemicals Group, Ltd. *	600,000	42,684
Top Form International, Ltd. (a)	226,000	26,920
Truly International Holdings, Ltd.	34,000	87,081
Upbest Group, Ltd.	158,000	18,925
USI Holding Corp.	72,000	55,474
Varitronix International, Ltd.	68,000	52,639
Victory City International Holdings, Ltd.	138,502	38,085
Vitasoy International Holdings, Ltd.	114,000	49,110
Wai Kee Holdings, Ltd.	130,000	51,858
Willie International Holdings, Ltd. *	6,716,000	27,503
Wing On Company International, Ltd.	33,000	58,287
Yau Lee Holdings, Ltd.	88,000	19,501
Yip's Chemical Holdings, Ltd.	112,000	78,351
Yugang International, Ltd.	1,366,000	51,119

		6,568,015

The accompanying notes are an integral part of the financial statements.
126

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
India - 0.64%
Ballarpur Industries, Ltd.	19,133	$73,771
Blue Star, Ltd.	9,464	106,289
Carborundum Universal, Ltd.	9,825	42,242
Chennai Petroleum Corp., Ltd.	8,097	83,651
Dishman Pharmaceuticals & Chemicals, Ltd.	7,085	49,594
Federal Bank, Ltd.	10,024	80,410
GlaxoSmithKline Consumer Healthcare, Ltd.	3,819	69,529
Greaves Cotton, Ltd.	2,000	16,942
GTL, Ltd.	12,066	76,262
Gujarat State Fertilisers & Chemicals, Ltd.	10,141	68,155
HTMT Global Solutions, Ltd.	2,398	30,375
IndusInd Bank, Ltd.	37,267	112,069
Ipca Laboratories, Ltd.	2,949	44,663
Jain Irrigation Systems, Ltd.	4,644	72,857
Jammu & Kashmir Bank, Ltd.	2,945	53,674
Jindal Saw, Ltd.	2,500	53,739
Jindal Stainless, Ltd.	15,539	85,470
LIC Housing Finance, Ltd.	10,789	94,334
Maharashtra Seamless, Ltd.	3,782	47,915
Marico, Ltd.	68,010	112,879
Moser Baer India, Ltd.	9,487	65,464
Motherson Sumi Systems, Ltd.	7,017	16,939
NIIT, Ltd.	11,250	41,968
Pfizer, Ltd.	2,055	34,076
Pidilite Industries, Ltd.	7,500	37,036
Punjab Tractors, Ltd. *	2,462	12,484
Radico Khaitan, Ltd.	12,061	44,203
SKF India, Ltd.	6,184	68,705

		1,695,695
Ireland - 1.10%
DCC PLC - London	1,967	51,611
DCC PLC	17,641	439,458
Dragon Oil PLC *	34,938	228,676
FBD Holdings PLC	1,517	54,664
FBD Holdings PLC	3,299	97,837
Fyffes PLC	113,040	153,796
Glanbia PLC	15,218	107,266
Greencore Group PLC	44,368	281,896
Iaws Group PLC	18,171	394,043
IFG Group PLC	17,394	40,444
Independent News & Media PLC	42,581	134,287
Independent News & Media PLC	9,522	30,480
Irish Continental Group PLC *	2,933	100,476
Irish Continental Group PLC *	2,896	93,631
Kenmare Resources PLC *	66,301	72,964
Kingspan Group PLC - London	8,557	180,212
McInerney Holdings PLC (a)	27,705	50,282
Paddy Power PLC	7,635	239,176
United Drug PLC	34,029	175,988

		2,927,187

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy - 2.86%
Acea SpA	9,068	$177,478
Acegas-APS SpA	3,947	41,370
Actelios SpA	8,203	71,202
Aedes SpA	6,455	35,743
Amplifon SpA	31,967	182,148
Astaldi SpA	11,817	96,700
Azimut Holding SpA	11,000	156,672
Banca Intermobiliare SpA (a)	17,737	191,473
Banca Popolare dell'Etruria e del Lazio Scrl	11,446	177,230
Banca Profilo SpA	11,108	30,079
Banco di Desio e della Brianza SpA	11,958	125,306
Benetton Group SpA, SADR	200	7,330
Biesse SpA	3,083	65,519
Bonifica Ferraresi e Imprese Agricole SpA	918	48,277
Brembo SpA	12,719	200,619
Caltagirone Editore SpA	9,281	61,660
Caltagirone SpA	7,345	66,316
Cementir SpA	24,008	227,313
CIR-Compagnie Industriali Riunite SpA	42,113	152,561
Credito Artigiano SpA	21,622	120,899
Credito Bergamasco SpA	4,262	179,563
Cremonini SpA	25,773	80,608
Danieli & Company SpA	7,817	254,806
Davide Campari Milano SpA	13,461	133,580
De Longhi SpA	23,047	156,334
Digital Multimedia Technologies SpA *	2,000	117,333
Ducati Motor Holding SpA *	28,717	73,533
ERG SpA	6,489	132,063
Ergo Previdenza SpA	5,344	28,024
Esprinet SpA	4,770	56,919
Gemina SpA	37,070	76,278
Gewiss SpA	4,550	31,872
GranitiFiandre SpA (a)	7,189	93,370
Gruppo Editoriale L'Espresso SpA	30,704	141,382
Hera SpA	27,312	116,450
Immobiliare Lombarda SpA *	341,153	67,713
Immsi SpA	42,868	95,011
Impregilo SpA *	70,148	462,438
Indesit Company SpA (a)	7,439	125,354
Industria Macchine Automatiche SpA	5,896	128,772
Intek SpA	30,078	31,643
Interpump SpA	16,266	171,390
Iride SpA	49,082	176,351
KME Group SpA *	17,570	43,316
Mariella Burani SpA	3,142	93,587
Marr SpA	5,328	59,987
Meliorbanca SpA	17,273	84,394
Milano Assicurazioni SpA	7,672	56,384
Mirato SpA	3,489	41,200
Navigazione Montanari SpA	17,762	73,999
Permasteelisa SpA	4,223	90,093
Piccolo Credito Valtellinese Scrl (a)	13,365	180,087

The accompanying notes are an integral part of the financial statements.
127

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Italy (continued)
Premafin Finanziaria SpA	50,691	$151,116
Premuda SpA	17,385	41,398
Recordati SpA	13,404	127,161
Reno de Medici SpA *	57,383	48,681
Risanamento SpA *	13,318	81,234
SAES Getters SpA	2,559	73,498
Save SpA (a)	222	7,251
Societa Cattolica di Assicurazioni SCRL (a)	4,054	221,542
Societa Partecipazioni Finanziarie SpA *	121,974	81,241
Socotherm SpA (a)	2,703	29,075
Sogefi SpA	6,285	54,248
Sol SpA	10,699	83,123
Sorin SpA *	28,050	56,351
Stefanel SpA *	8,571	29,703
Targetti Sankey SpA	4,115	41,659
Telecom Italia Media SpA *	308,257	112,475
Tiscali SpA *	57,429	188,394
Trevi Finanziaria SpA	5,462	96,446
Vianini Lavori SpA	5,861	98,974
Vittoria Assicurazioni SpA	5,949	102,415

		7,615,714
Japan - 21.90%
A&A Material Corp.	19,000	22,611
Abilit Corp.	3,000	6,921
Achilles Corp.	29,000	42,503
Adeka Corp.	14,000	148,354
Aderans Company, Ltd.	6,100	96,959
Advan Company, Ltd.	2,200	18,571
Advanex, Inc.	12,000	16,739
Aeon Delight Company, Ltd.	4,000	83,277
Aeon Fantasy Company, Ltd.	1,680	42,165
Ahresty Corp.	3,900	64,120
AI Holdings Corp.	5,900	37,924
Aica Kogyo Company, Ltd.	9,900	94,423
Aichi Bank, Ltd.	1,800	159,328
Aichi Corp.	10,600	118,806
Aichi Machine Industry Company, Ltd.	12,000	26,675
Aichi Steel Corp.	20,000	111,805
Aichi Tokei Denki Company, Ltd.	10,000	29,120
Aida Engineering, Ltd. *	10,000	60,005
Aigan Company, Ltd.	4,600	29,604
Aiphone Company, Ltd.	2,800	44,165
Airport Facilities Company, Ltd.	7,000	46,722
Aisan Industry Company, Ltd.	9,300	116,588
Akebono Brake Industry Company, Ltd.	17,000	121,923
Akindo Sushiro Company, Ltd.	1,000	29,020
Akita Bank, Ltd.	36,000	181,650
Aloka Company, Ltd.	5,000	70,282
Alpha Corp.	1,000	18,667
Alpha Systems, Inc.	1,700	41,826
Alpine Electronics, Inc.	7,400	125,630

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Alps Logistics Company, Ltd.	2,000	$19,013
Amano Corp.	10,000	117,332
Amuse, Inc.	2,000	38,369
Ando Corp.	14,000	22,132
Anest Iwata Corp.	6,000	26,664
Anritsu Corp.	20,000	88,057
AOC Holdings, Inc. *	6,600	107,095
AOI Electronic Company, Ltd.	1,700	20,292
AOKI Holdings, Inc.	4,800	92,221
Aomori Bank, Ltd.	29,000	119,807
Arakawa Chemical Industries, Ltd.	3,500	38,178
Araya Industrial Company, Ltd.	14,000	35,924
Arealink Company, Ltd. *	70	29,819
Ariake Japan Company, Ltd.	4,900	97,029
Arisawa Manufacturing Company, Ltd.	8,200	91,057
Aronkasei Company, Ltd.	7,000	29,904
Art Corp.	2,000	53,739
As One Corp.	1,800	46,943
Asahi Diamond Industrial Company, Ltd.	12,000	89,955
Asahi Kogyosha Company, Ltd.	8,000	26,885
Asahi Organic Chemicals
Industry Company, Ltd.	20,000	61,318
Asahi Pretec Corp.	5,100	146,069
Asahi Soft Drinks Company, Ltd.	5,000	95,715
Asahi Tec Corp. *	39,000	38,404
Asanuma Corp.	17,000	26,923
Ashimori Industry Company, Ltd.	13,000	24,783
Asia Securities Printing Company, Ltd.	4,000	34,749
ASKA Pharmaceutical Company, Ltd.	5,000	44,474
Asunaro Aoki Construction Company, Ltd.	11,000	71,297
Atsugi Company, Ltd.	50,000	67,341
Aucnet, Inc.	2,700	47,918
Autobacs Seven Company, Ltd.	2,900	62,377
Avex Group Holdings, Inc.	3,600	49,031
Awa Bank (The), Ltd. *	16,000	96,110
Azel Corp.	17,000	48,122
Bando Chemical Industries, Ltd.	10,000	44,744
Bank of Ikeda, Ltd.	3,300	133,600
Bank of Iwate, Ltd.	3,200	203,553
Bank of Nagoya (The), Ltd. *	14,000	89,565
Bank of Okinawa, Ltd.	4,300	167,387
Bank of Saga, Ltd.	33,000	118,931
Bank of the Ryukyus, Ltd.	5,500	75,971
Belluna Company, Ltd.	3,400	27,655
Best Denki Company, Ltd.	14,500	112,722
Bookoff Corp.	3,000	19,924
BSL Corp.	27,000	12,209
Bunka Shutter Company, Ltd.	14,000	58,049
C.I. Kasei Company, Ltd.	4,000	10,833
CAC Corp.	3,400	25,703
Canon Electronics, Inc.	4,500	105,280
Canon Finetech, Inc.	6,000	91,820

The accompanying notes are an integral part of the financial statements.
128

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Cawachi, Ltd.	3,000	$80,363
Central Finance Company, Ltd.	13,000	28,247
Central Glass Company, Ltd.	25,000	92,495
Century Leasing System, Inc.	7,600	67,390
CFS Corp.	6,000	27,811
Chiba Kogyo Bank, Ltd. *	5,800	82,650
Chino Corp.	11,000	30,910
Chiyoda Company, Ltd.	3,800	64,127
Chofu Seisakusho Company, Ltd.	5,900	96,695
Chori Company, Ltd. *	19,000	20,448
Chubu Shiryo Company, Ltd.	6,000	59,674
Chudenko Corp.	5,600	106,628
Chuetsu Pulp & Paper Company, Ltd.	15,000	31,785
Chugai Mining Company, Ltd.	34,900	13,006
Chugai Ro Company, Ltd.	9,000	31,664
Chugoku Marine Paints, Ltd.	7,000	78,237
Chukyo Bank, Ltd.	49,000	151,569
Chuo Gyorui Company, Ltd.	12,000	29,382
Chuo Spring Company, Ltd.	9,000	33,604
Circle K Sunkus Company, Ltd.	2,500	36,661
CKD Corp.	8,000	61,470
Clarion Company, Ltd.	39,000	84,739
Cleanup Corp.	5,000	35,539
CMK Corp.	8,000	59,290
Coca-Cola Central Japan Company, Ltd.	15	113,693
Colowide Company, Ltd.	5,500	25,486
Columbia Music Entertainment, Inc. *	29,000	21,604
Commuture Corp.	9,000	51,329
Computer Engineering & Consulting, Ltd.	2,900	26,743
Corona Corp.	4,900	68,286
Cosel Company, Ltd.	5,600	77,171
Cosmo Securities Company, Ltd.	22,000	28,427
Cross Plus, Inc.	2,000	23,741
CTI Engineering Company, Ltd. *	5,500	38,079
Culture Convenience Club Company, Ltd.	21,700	142,465
Cybozu, Inc.	45	17,300
D&M Holdings, Inc.	12,000	47,301
D.G. Roland Corp.	1,700	86,775
Dai Nippon Toryo Company, Ltd.	22,000	30,722
Dai-Dan Company, Ltd.	6,000	29,054
Daido Kogyo Company, Ltd.	11,000	30,824
Daido Metal Company, Ltd.	5,000	25,774
Daidoh, Ltd.	4,000	52,740
Daifuku Company, Ltd.	2,500	35,261
Daihen Corp.	20,000	112,889
Daiho Corp.	14,000	18,468
Daiichi Jitsugyo Company, Ltd.	7,000	32,524
Daiken Corp.	23,000	62,407
Daiko Clearing Services Corp.	3,000	21,572
Daikoku Denki Company, Ltd.	1,400	16,667
Daikyo, Inc.	7,144	20,564
Daimei Telecom Engineering Corp.	8,000	62,502

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Dainichi Company, Ltd.	3,800	$32,584
Dainichiseika Color & Chemicals
Manufacturing Company, Ltd.	15,000	68,770
Daio Paper Corp.	20,000	174,784
Daisan Bank, Ltd.	30,000	102,551
Daiseki Company, Ltd.	3,200	107,794
Daiso Company, Ltd.	11,000	39,063
Daisyo Corp.	2,800	38,711
Daito Bank, Ltd.	19,000	19,926
Daiwa Industries, Ltd.	4,000	24,098
Daiwa Seiko, Inc.	18,000	35,531
Daiwabo Company, Ltd.	24,000	61,712
Daiwabo Information System Company, Ltd.	3,000	42,474
Danto Holdings Corp. *	12,000	27,666
DC Company, Ltd.	8,000	26,821
DCM Japan Holdings Company, Ltd.	19,520	145,264
Denki Kogyo Company, Ltd.	8,000	46,249
Denyo Company, Ltd.	3,000	29,641
Descente, Ltd.	15,000	79,038
DIA Kensetsu Company, Ltd. *	15,300	5,866
Doshisha Company, Ltd.	1,800	31,516
Doutor Nichires Holdings Company, Ltd. *	6,893	111,415
DTS Corp.	4,800	88,411
Dydo Drinco, Inc.	3,300	132,447
Dynic Corp.	13,000	29,047
E-Access, Ltd.	1,000	540,537
Eagle Industry Company, Ltd.	5,000	71,727
Ehime Bank, Ltd.	24,000	90,673
Eighteenth Bank, Ltd.	30,000	108,322
Eiken Chemical Company, Ltd.	4,000	34,240
Eizo Nanao Corp.	2,900	78,869
Eneserve Corp. *	4,800	20,447
Enplas Corp.	4,400	53,364
Enshu, Ltd.	15,000	21,337
Epson Toyocom Corp.	7,000	33,739
Espec Corp.	3,000	20,522
Exedy Corp. *	1,400	48,384
Ezaki Glico Company, Ltd. *	5,000	52,364
F&A Aqua Holdings, Inc.	3,800	27,708
Fancl Corp.	9,400	115,052
FDK Corp. *	21,000	25,410
Foster Electric Company, Ltd.	3,000	87,527
FP Corp.	2,900	99,625
France Bed Holdings Company, Ltd.	42,000	62,631
Fudo Construction Company, Ltd.	27,000	33,069
Fuji Company, Ltd.	5,700	93,211
Fuji Corp., Ltd.	5,000	19,079
Fuji Kiko Company, Ltd.	11,000	25,285
Fuji Kosan Company, Ltd. *	21,000	27,257
Fuji Kyuko Company, Ltd.	10,000	37,833
Fuji Oil Company, Ltd.	12,400	95,786
Fuji Software ABC, Inc.	5,400	91,442

The accompanying notes are an integral part of the financial statements.
129

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Fujibo Holdings, Inc. *	15,000	$24,000
Fujicco Company, Ltd.	7,000	75,911
Fujikura Kasei Company, Ltd.	3,000	25,835
Fujikura Rubber, Ltd.	5,000	25,989
Fujita Corp.	5,400	16,184
Fujita Kanko, Inc.	7,000	54,389
Fujitec Company, Ltd.	13,000	75,345
Fujitsu Business Systems, Ltd.	5,100	64,452
Fujitsu Frontech, Ltd.	4,000	36,156
Fujitsu General, Ltd. *	14,000	75,719
Fujiya Company, Ltd. *	19,000	29,794
Fukuda Corp.	8,000	29,052
Fukui Bank, Ltd.	41,000	133,514
Fukushima Bank, Ltd.	25,000	25,509
Fukushima Industries Corp.	3,000	26,461
Fukuyama Transporting Company, Ltd.	42,000	177,527
Funai Consulting Company, Ltd.	5,000	32,906
Furukawa Company, Ltd.	50,000	111,231
Furusato Industries, Ltd.	2,000	20,575
Fuso Pharmaceutical Industries, Ltd.	13,000	35,612
Futaba Corp.	7,600	158,513
Future System Consulting Corp.	36	21,735
Fuyo General Lease Company, Ltd.	3,000	88,985
Gakken Company, Ltd.	13,000	32,667
Gecoss Corp.	5,500	30,236
Gigas K's Denki Corp.	4,600	131,144
GMO Internet, Inc.	6,000	16,595
Godo Steel, Ltd.	11,000	32,376
Goldwin, Inc. *	12,000	17,674
Gourmet Kineya Company, Ltd.	5,000	39,961
Green Hospital Supply, Inc. *	42	43,713
GS Yuasa Corp.	72,000	154,394
Gulliver International Company, Ltd.	1,130	84,714
Gun-Ei Chemical Industry Company, Ltd.	11,000	24,900
Gunze, Ltd.	12,000	50,353
Hakuto Company, Ltd.	2,700	36,043
Hakuyosha Company, Ltd.	5,000	14,777
Hanwa Company, Ltd.	49,000	233,559
Happinet Corp.	1,600	21,784
Harashin Narus Holdings Company, Ltd.	3,000	31,192
Harima Chemicals, Inc.	5,000	25,503
Haruyama Trading Company, Ltd.	2,700	20,630
Hayashikane Sangyo Company, Ltd. *	28,000	26,864
Hazama Corp.	18,700	20,798
Heiwado Company, Ltd.	9,000	163,203
Hibiya Engineering, Ltd.	6,000	48,663
Higashi-Nippon Bank, Ltd.	35,000	125,947
HIS Company, Ltd.	3,700	71,260
Hitachi Information Systems, Ltd.	8,500	193,467
Hitachi Kokusai Electric, Inc.	11,000	143,442
Hitachi Maxell, Ltd.	6,500	82,264
Hitachi Medical Corp.	6,000	51,746

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Hitachi Plant Technologies, Ltd.	25,000	$108,928
Hitachi Powdered Metals Company, Ltd.	7,000	32,875
Hitachi Software Engineering Company, Ltd.	300	6,331
Hitachi Systems & Services, Ltd.	4,000	87,185
Hitachi Tool Engineering, Ltd.	4,000	47,211
Hitachi Transport System, Ltd.	15,000	172,749
Hitachi Zosen Corp. *	87,500	132,143
Hochiki Corp.	7,000	38,545
Hodogaya Chemical Company, Ltd.	8,000	21,507
Hogy Medical Company, Ltd.	2,300	104,705
Hokkaido Gas Company, Ltd.	14,000	36,772
Hokkan Holdings, Ltd.	11,000	34,594
Hokuetsu Bank, Ltd.	52,000	126,756
Hokuetsu Paper Mills, Ltd.	32,000	150,974
Hokuriku Electric Industry Company, Ltd.	12,000	19,689
Hokuto Corp.	2,800	45,431
Horipro, Inc.	3,300	42,764
Hosiden Corp.	12,100	205,270
Hosokawa Micron Corp.	4,000	33,687
Howa Machinery, Ltd.	20,000	17,968
I Metal Technology Company, Ltd. *	10,000	20,904
IBJ Leasing Company, Ltd.	4,000	69,011
Ichikoh Industries, Ltd.	12,000	29,087
Ichiyoshi Securities Company, Ltd.	5,000	55,257
ICOM, Inc.	3,000	82,586
IDEC Corp.	3,500	40,486
Ihara Chemical Industry Company, Ltd.	10,000	23,416
Iino Kaiun Kaisha, Ltd.	15,000	175,778
Ikegami Tsushinki Company, Ltd. *	13,000	23,908
Imasen Electric Industrial Company, Ltd.	3,900	63,748
Impress Holdings, Inc.	105	18,252
Inaba Denki Sangyo Company, Ltd.	3,400	127,130
Inaba Seisakusho Company, Ltd.	2,400	38,547
Inabata & Company, Ltd.	11,000	63,452
Inageya Company, Ltd.	6,000	49,389
Ines Corp.	6,600	34,414
Information Services International -
Dentsu, Ltd.	3,400	33,980
Intec, Ltd.	8,000	117,784
Invoice, Inc.	2,047	72,451
Iseki & Company, Ltd.	49,000	83,935
Ishihara Sangyo Kaisha, Ltd. *	58,000	93,156
Ishii Hyoki Company, Ltd.	1,600	24,921
Itochu Enex Company, Ltd.	13,200	97,263
Itochu-Shokuhin Company, Ltd.	2,400	66,680
Itoham Foods, Inc.	29,000	118,880
Itoki Corp.	8,000	57,639
Iwasaki Electric Company, Ltd.	11,000	24,028
Iwatani International Corp.	33,000	104,530
Iwatsu Electric Company, Ltd. *	17,000	20,765
Izumiya Company, Ltd.	15,000	81,881
J. Bridge Corp. *	7,000	3,302

The accompanying notes are an integral part of the financial statements.
130

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Jalux, Inc.	2,200	$40,100
Jamco Corp.	3,000	25,870
Janome Sewing Machine Company, Ltd. *	19,000	18,680
Japan Aviation Electronics Industry, Ltd.	9,000	136,470
Japan Cash Machine Company, Ltd.	2,600	20,296
Japan Digital Laboratory Company, Ltd.	5,400	76,456
Japan Foundation Engineering Company, Ltd.	7,000	18,585
Japan General Estate Company, Ltd.	4,400	74,990
Japan Pulp & Paper Company, Ltd.	23,000	84,975
Japan Radio Company, Ltd. *	29,000	107,091
Japan Transcity Corp., Ltd.	9,000	42,592
Japan Vilene Company, Ltd.	12,000	53,518
Japan Wool Textile Company, Ltd.	13,000	104,490
JBCC Holdings, Inc.	4,200	37,655
JBIS Holdings, Inc.	10,000	37,767
Jeans Mate Corp.	2,300	19,831
Jeol, Ltd.	8,000	36,359
JK Holdings Company, Ltd.	5,700	27,382
JMS Company, Ltd.	9,000	21,584
Joban Kosan Company, Ltd. *	15,000	23,612
J-Oil Mills, Inc.	23,000	69,854
Joshin Denki Company, Ltd.	12,000	98,381
JSP Corp.	3,800	40,081
Juki Corp.	23,000	193,426
Kabuki-Za Company, Ltd.	1,000	42,596
Kadokawa Holdings, Inc.	4,600	139,359
Kaga Electronics Company, Ltd.	6,800	100,850
Kagawa Bank, Ltd.	15,000	82,414
Kagoshima Bank(The), Ltd. *	13,000	93,378
Kakaku.com, Inc. *	3	12,412
Kaken Pharmaceutical Company, Ltd.	17,000	116,933
Kameda Seika Company, Ltd.	4,000	56,256
Kamei Corp.	5,000	24,537
Kanaden Corp.	6,000	36,582
Kanagawa Chuo Kotsu Company, Ltd.	8,000	39,168
Kanamoto Company, Ltd.	5,000	36,379
Kanematsu Corp. *	62,000	102,818
Kanematsu Electronics, Ltd.	4,500	35,913
Kanto Auto Works, Ltd.	9,800	132,760
Kanto Denka Kogyo Company, Ltd.	5,000	29,268
Kanto Natural Gas Development, Ltd.	5,000	30,388
Kanto Tsukuba Bank, Ltd.	8,800	60,469
Kasai Kogyo Company, Ltd.	8,000	24,700
Kasumi Company, Ltd.	6,000	33,004
Katakura Industries Company, Ltd.	5,000	87,057
Kato Sangyo Company, Ltd.	7,000	84,234
Kato Works Company, Ltd.	10,000	43,700
Katokichi Company, Ltd.	25,900	164,563
Kawada Industries, Inc.	16,000	30,401
Kawai Musical Instruments Manufacturing
Company, Ltd.	16,000	26,902
Kawashima Selkon Textiles Company, Ltd. *	17,000	19,419

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kayaba Industry Company, Ltd.	29,000	$173,885
Keihin Company, Ltd.	10,000	17,311
Keihin Corp. *	1,500	28,037
Keiiyu Company, Ltd.	4,400	16,875
Keiyo Company, Ltd.	6,100	36,829
Kenedix, Inc.	27	51,510
Kentucky Fried Chicken Japan, Ltd.	3,000	52,499
Kenwood Corp.	61,000	76,739
KEY Coffee, Inc.	3,100	42,237
Kibun Food Chemifa Company, Ltd.	4,000	36,628
Kinki Nippon Tourist Company, Ltd.	9,000	18,607
Kinki Sharyo Company, Ltd.	7,000	22,805
Kintetsu World Express, Inc.	3,800	144,303
Kinugawa Rubber Industrial Company, Ltd. *	25,000	33,775
Kioritz Corp.	10,000	25,334
Kishu Paper Company, Ltd. *	17,000	24,953
Kisoji Company, Ltd.	2,200	42,432
Kissei Pharmaceutical Company, Ltd.	8,000	163,085
Kitagawa Iron Works Company, Ltd.	12,000	23,549
Kita-Nippon Bank, Ltd.	1,400	56,864
Kitano Construction Corp.	12,000	24,463
Kitz Corp.	15,000	92,467
Kiyo Holdings, Inc.	84,000	141,273
Koa Corp.	8,000	68,663
Koatsu Gas Kogyo Company, Ltd.	7,000	43,409
Koei Company, Ltd.	2,500	49,491
Kohnan Shoji Company, Ltd.	5,800	95,561
Koike Sanso Kogyo Company, Ltd.	9,000	71,462
Kojima Company, Ltd.	3,100	16,282
Kokusai Kogyo Holdings Company, Ltd. *	12,000	46,330
Kokuyo Company, Ltd.	9,000	80,612
Komatsu Seiren Company, Ltd.	9,000	40,638
Komatsu Wall Industry Company, Ltd.	2,100	28,439
Komeri Company, Ltd. *	1,500	43,069
Konaka Company, Ltd.	4,600	41,784
Kondotec, Inc.	3,000	21,581
Konishi Company, Ltd.	3,900	34,789
Kosaido Company, Ltd.	3,800	30,244
Kosei Securities Company, Ltd.	18,000	24,569
Krosaki Harima Corp.	15,000	42,762
KRS Corp.	2,700	26,094
Kumagai Gumi Company, Ltd.	11,000	13,738
Kumiai Chemical Industry Company, Ltd.	15,000	26,745
Kurabo Industries, Ltd.	54,000	133,401
Kureha Corp.	24,000	127,396
Kurimoto, Ltd.	28,000	54,968
Kuroda Electric Company, Ltd.	6,200	100,104
Kyoden Company, Ltd.	7,000	15,371
Kyodo Printing Company, Ltd.	14,000	38,488
Kyodo Shiryo Company, Ltd.	24,000	30,359
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	76,708
Kyokuyo Company, Ltd.	16,000	29,031

The accompanying notes are an integral part of the financial statements.
131

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Kyoritsu Maintenance Company, Ltd.	2,000	$41,458
Kyosan Electric Manufacturing Company, Ltd.	11,000	38,850
Kyoto Kimono Yuzen Company, Ltd.	24	20,380
Kyowa Leather Cloth Company, Ltd.	5,200	30,706
Kyudenko Corp.	14,000	77,376
Laox Company, Ltd.	10,000	9,328
Life Corp.	11,000	148,756
Lion Corp. *	19,000	90,662
Livedoor Auto Company, Ltd. *	29,500	10,089
Macnica, Inc.	3,400	72,698
Maeda Corp.	33,000	110,057
Maeda Road Construction Company, Ltd.	14,000	115,608
Maezawa Industries, Inc.	5,100	15,626
Maezawa Kasei Industries Company, Ltd.	2,000	24,443
Maezawa Kyuso Industries Company, Ltd.	2,400	42,380
Mandom Corp.	4,200	111,004
Mars Engineering Corp.	1,600	21,346
Marubun Corp.	3,000	24,850
Marudai Food Company, Ltd.	29,000	67,003
Maruetsu, Inc. *	13,000	92,932
Maruha Group, Inc.	47,815	63,580
Maruka Machinery Company, Ltd.	3,000	27,068
Marusan Securities Company, Ltd.	8,000	80,516
Maruwa Company, Ltd.	1,400	23,821
Maruyama Manufacturing Company, Inc.	10,000	26,771
Maruzen Company, Ltd., Second Section	4,000	17,824
Maruzen Company, Ltd. *	23,000	31,198
Maruzen Showa Unyu Company, Ltd.	12,000	41,577
Maspro Denkoh Corp.	4,000	32,813
Matsuda Sangyo Company, Ltd.	2,200	61,669
Matsui Construction Company, Ltd.	8,000	33,890
Matsuya Company, Ltd.	5,000	98,616
Matsuya Foods Company, Ltd.	4,300	53,189
Max Company, Ltd.	7,000	81,749
Maxvalu Tokai Company, Ltd.	3,000	45,365
MEC Company, Ltd.	2,400	25,259
Megachips Corp.	2,400	40,743
Meidensha Corp.	17,000	47,804
Meito Sangyo Company, Ltd.	2,900	56,278
Meiwa Corp. *	8,000	22,209
Meiwa Estate Company, Ltd.	5,000	53,509
Mercian Corp.	19,400	42,298
Michinoku Bank, Ltd.	25,000	80,442
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	102,105
Mikuni Corp. *	9,000	28,106
Milbon Company, Ltd.	1,200	34,815
Minato Bank, Ltd.	77,000	177,572
Ministop Company, Ltd.	2,500	45,193
Miraca Holdings, Inc. *	3,400	82,824
Misawa Homes Holdings, Inc. *	6,000	33,044
Mitani Corp.	4,000	39,243
Mito Securities Company, Ltd.	17,000	70,663

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Mitsuba Corp., Ltd.	8,000	$49,237
Mitsubishi Cable Industries, Ltd.	19,000	27,577
Mitsubishi Kakoki Kaisha, Ltd.	11,000	39,121
Mitsubishi Paper Mills, Ltd.	47,000	106,661
Mitsubishi Pencil Company, Ltd.	4,000	59,628
Mitsubishi Steel Manufacturing Company, Ltd.	18,000	76,416
Mitsuboshi Belting Company, Ltd.	14,000	71,402
Mitsui High-Tec, Inc.	7,100	75,848
Mitsui Home Company, Ltd.	12,000	52,627
Mitsui Knowledge Industry Company, Ltd.	124	25,858
Mitsui Mining Company, Ltd. *	38,000	135,511
Mitsui Sugar Company, Ltd.	14,000	60,903
Mitsui-Soko Company, Ltd.	20,000	113,444
Mitsumura Printing Company, Ltd.	7,000	25,664
Mitsuuroko Company, Ltd.	13,000	89,658
Miura Company, Ltd.	4,700	113,847
Miyazaki Bank, Ltd.	32,000	135,638
Miyoshi Oil & Fat Company, Ltd.	14,000	21,419
Miyuki Holdings Company, Ltd.	8,000	22,356
Mizuno Corp.	18,000	114,500
Mochida Pharmaceutical Company, Ltd.	16,000	161,408
Modec, Inc.	7,400	247,042
Morinaga & Company, Ltd.	41,000	89,169
Morinaga Milk Industry Company, Ltd.	36,000	102,284
Morita Corp.	6,000	32,397
Mory Industries, Inc.	11,000	39,533
MOS Food Services, Inc.	7,000	94,406
Moshi Moshi Hotline, Inc.	1,100	59,472
Mr. Max Corp.	7,300	31,860
Mutoh Holdings Company, Ltd. *	8,000	40,009
Nagano Bank, Ltd.	13,000	34,880
Nagatanien Company, Ltd.	5,000	38,298
Nakabayashi Company, Ltd.	14,000	26,070
Nakamuraya Company, Ltd.	6,000	28,161
Nakayama Steel Works, Ltd.	22,000	48,734
Nanto Bank(The), Ltd. *	24,000	138,140
NEC Fielding, Ltd.	8,400	100,856
NEC Leasing, Ltd.	4,000	63,064
NEC Mobiling, Ltd.	2,000	32,244
NEC Networks & System Integration Corp.	7,700	91,688
NEC Tokin Corp.	11,000	45,153
Net One Systems Company, Ltd.	101	115,354
Netmarks, Inc.	29	6,452
Neturen Company, Ltd.	8,000	100,463
Nice Corp.	22,000	77,853
Nichia Steel Works, Ltd.	8,000	30,513
Nichias Corp.	15,000	50,817
Nichiban Company, Ltd.	10,000	29,758
Nichicon Corp.	12,000	127,848
Nichiha Corp.	4,200	27,696
Nichii Gakkan Company, Ltd.	6,700	96,120
Nichimo Corp.	29,000	17,691

The accompanying notes are an integral part of the financial statements.
132

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
NICHIREI Corp.	26,000	$108,427
Nichireki Company, Ltd. *	1,000	3,267
Nidec Copal Corp.	2,700	38,234
Nidec Tosok Corp.	2,800	21,073
Nifco, Inc.	9,000	220,918
Nihon Dempa Kogyo Company, Ltd.	3,500	162,208
Nihon Eslead Corp.	2,000	29,342
Nihon Inter Electronics Corp.	5,000	13,268
Nihon Kagaku Sangyo Company, Ltd.	5,000	38,796
Nihon Kohden Corp.	5,000	119,417
Nihon Nohyaku Company, Ltd.	10,000	66,292
Nihon Parkerizing Company, Ltd.	7,000	100,185
Nihon Tokushu Toryo Company, Ltd.	6,000	29,995
Nihon Unisys, Ltd. *	3,600	50,398
Nihon Yamamura Glass Company, Ltd.	26,000	59,544
Nikkiso Company, Ltd.	8,000	67,996
Nikko Company, Ltd.	5,000	11,823
Nippei Toyama Corp.	4,000	33,159
Nippo Corp.	11,000	78,910
Nippon Beet Sugar
Manufacturing Company, Ltd.	30,000	65,593
Nippon Carbide Industries Company, Inc. *	16,000	34,650
Nippon Carbon Company, Ltd.	12,000	62,620
Nippon Ceramic Company, Ltd.	3,000	41,478
Nippon Chemical Industrial Company, Ltd.	13,000	35,559
Nippon Chemi-Con Corp.	22,000	138,575
Nippon Chemiphar Company, Ltd. *	5,000	24,574
Nippon Concrete Industries Company, Ltd.	15,000	31,225
Nippon Denko Company, Ltd.	14,000	104,447
Nippon Densetsu Kogyo Company, Ltd.	12,000	86,045
Nippon Denwa Shisetsu Company, Ltd.	10,000	27,604
Nippon Felt Company, Ltd.	5,000	27,629
Nippon Fine Chemical Company, Ltd.	6,000	43,275
Nippon Flour Mills Company, Ltd.	35,000	131,108
Nippon Gas Company, Ltd.	5,000	36,006
Nippon Jogesuido Sekkei Company, Ltd.	28	27,390
Nippon Kanzai Company, Ltd.	3,600	103,989
Nippon Kasei Chemical Company, Ltd.	16,000	33,356
Nippon Kinzoku Company, Ltd.	16,000	45,883
Nippon Koei Company, Ltd.	11,000	30,718
Nippon Konpo Unyu Soko Company, Ltd.	13,000	170,546
Nippon Koshuha Steel Company, Ltd.	17,000	36,463
Nippon Metal Industry Company, Ltd.	17,000	55,248
Nippon Paint Company, Ltd.	33,000	177,293
Nippon Parking Development Company, Ltd.	293	14,752
Nippon Pillar Packing Company, Ltd.	4,000	26,423
Nippon Piston Ring Company, Ltd.	13,000	21,874
Nippon Road Company, Ltd.	15,000	24,453
Nippon Seiki Company, Ltd.	6,000	129,760
Nippon Sharyo, Ltd.	36,000	67,300
Nippon Shinyaku Company, Ltd.	12,000	119,245
Nippon Signal Company, Ltd.	9,000	48,864

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Nippon Soda Company, Ltd.	26,000	$113,348
Nippon Steel Trading Company, Ltd. *	18,000	52,188
Nippon Suisan Kaisha, Ltd. *	13,200	71,279
Nippon Synthetic Chemical Industry
Company, Ltd.	20,000	116,799
Nippon System Development Company, Ltd.	7,200	104,156
Nippon Thompson Company, Ltd.	12,000	89,483
Nippon Valqua Industries, Ltd.	11,000	37,362
Nippon Yakin Kogyo Company, Ltd.	8,500	71,919
Nippon Yusoki Company, Ltd.	5,000	18,551
Nipro Corp.	9,000	174,066
Nishimatsu Construction Company, Ltd.	67,000	189,390
Nissan Shatai Company, Ltd.	17,000	134,088
Nissei Corp.	6,000	65,632
Nissei Plastic Industrial Company, Ltd.	4,000	17,698
Nissen Company, Ltd.	5,300	33,743
Nissha Printing Company, Ltd.	3,000	109,338
Nisshin Fudosan Company, Ltd.	3,000	23,940
Nisshin Oillio Group, Ltd.	20,000	76,822
Nissin Corp.	11,000	36,343
Nissin Sugar Manufacturing Company, Ltd.	12,000	23,659
Nissui Pharmaceutical Company, Ltd.	5,000	36,455
Nitta Corp.	4,500	100,072
Nittan Valve Company, Ltd.	4,000	25,163
Nittetsu Mining Company, Ltd.	17,000	124,960
Nitto Boseki Company, Ltd.	44,000	118,303
Nitto Kogyo Corp.	5,700	69,120
Nitto Kohki Company, Ltd.	3,700	75,180
NIWS Company HQ, Ltd.	124	4,504
NOF Corp.	26,000	105,334
Nohmi Bosai, Ltd.	13,000	82,036
Nomura Company, Ltd.	6,000	36,578
Noritake Company, Ltd.	21,000	92,018
Noritsu Koki Company, Ltd.	3,800	76,605
Noritz Corp.	7,400	99,147
NS Solutions Corp.	5,000	145,120
Oenon Holdings, Inc.	9,000	21,102
Oiles Corp.	4,900	93,041
Oita Bank, Ltd.	27,000	162,649
Okabe Company, Ltd.	9,000	40,501
Okamoto Industries, Inc.	11,000	35,510
Okamoto Machine Tool Works, Ltd.	7,000	18,703
Okamura Corp.	13,000	116,137
Okasan Holdings, Inc.	22,000	140,922
Oki Electric Industry Company, Ltd. *	106,000	180,744
Okinawa Electric Power Company, Inc.	3,400	183,647
OKK Corp.	10,000	22,886
Okumura Corp.	23,000	105,153
Okura Industrial Company, Ltd.	8,000	19,910
Okuwa Company, Ltd.	7,000	97,151
Olympic Corp.	4,600	31,963
O-M, Ltd.	8,000	80,365
The accompanying notes are an integral part of the financial statements.
133

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
OMC Card, Inc. *	855	$3,462
ONO Sokki Company, Ltd.	5,000	32,250
Onoken Company, Ltd.	3,000	36,453
Organo Corp.	5,000	55,126
Oriental Yeast Company, Ltd.	6,000	30,502
Origin Electric Company, Ltd.	6,000	33,764
Osaka Steel Company, Ltd.	8,400	116,301
Osaki Electric Company, Ltd.	4,000	20,735
Oyo Corp.	7,000	87,977
Pacific Industrial Company, Ltd.	7,000	32,330
PanaHome Corp.	16,000	109,371
Paramount Bed Company, Ltd.	5,000	73,552
Parco Company, Ltd.	10,000	132,865
Paris Miki, Inc.	5,300	69,896
Pasona, Inc.	34	39,473
PCA Corp.	1,500	14,269
Penta-Ocean Construction Company, Ltd. *	38,000	66,081
PIA Corp. *	2,600	40,775
Pigeon Corp.	2,800	48,505
Piolax, Inc.	1,800	37,704
Press Kogyo Company, Ltd.	12,000	63,229
Prima Meat Packers, Ltd. *	30,000	31,763
Raito Kogyo Company, Ltd.	9,900	26,270
Rasa Industries, Ltd.	10,000	20,917
Renown, Inc. *	8,000	63,759
Resort Solution Company, Ltd.	9,000	35,630
Resorttrust, Inc.	6,600	139,093
Rhythm Watch Company, Ltd.	20,000	26,812
Ricoh Elemex Corp.	4,000	33,212
Ricoh Leasing Company, Ltd.	4,800	112,539
Right On Company, Ltd.	3,900	46,519
Riken Corp.	16,000	89,778
Riken Keiki Company, Ltd.	4,000	32,913
Riken Technos Corp.	8,000	22,108
Riken Vitamin Company, Ltd.	2,000	55,882
Ringer Hut Company, Ltd.	3,000	38,635
Rock Field Company, Ltd.	1,800	27,283
Rohto Pharmaceutical Company, Ltd. *	6,000	71,805
Roland Corp.	4,200	122,285
Royal Holdings Company, Ltd.	6,000	64,071
Ryobi, Ltd.	22,000	148,522
Ryoden Trading Company, Ltd.	10,000	77,486
Ryosan Company, Ltd.	9,200	237,498
Ryoshoku, Ltd.	4,000	83,036
Ryoyo Electro Corp.	6,600	98,150
S Foods, Inc.	4,500	38,500
S Science Company, Ltd.	102,000	14,687
Sagami Chain Company, Ltd.	4,000	41,477
Sagami Railway Company, Ltd. *	12,000	43,568
Saibu Gas Company, Ltd.	54,000	133,544
Saizeriya Company, Ltd.	6,400	102,020
Sakai Chemical Industry Company, Ltd.	18,000	79,320

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sakata INX Corp.	8,000	$43,037
Sakata Seed Corp.	8,000	110,309
Sala Corp.	8,000	40,385
San-Ai Oil Company, Ltd.	19,000	74,090
Sanden Corp.	24,000	130,082
Sanei-International Company, Ltd.	1,300	29,243
San-In Godo Bank(The), Ltd. *	17,000	155,536
Sankei Building Company, Ltd.	11,000	104,123
Sanken Electric Company, Ltd.	9,000	47,936
Sanki Engineering Company, Ltd.	12,000	70,546
Sankyo Seiko Company, Ltd.	7,000	17,702
Sankyo-Tateyama Holdings, Inc.	47,000	56,769
Sanoh Industrial Company, Ltd.	5,000	40,369
Sanrio Company, Ltd.	6,100	53,966
Sanshin Electronics Company, Ltd.	5,000	66,999
Sanyo Chemical Industries, Ltd.	16,000	92,179
Sanyo Denki Company, Ltd.	6,000	30,109
Sanyo Shokai, Ltd.	18,000	141,097
Sanyo Special Steel Company, Ltd.	23,000	160,879
Sasebo Heavy Industries Company, Ltd.	18,000	106,797
Sato Corp.	2,500	40,206
Sato Shoji Corp.	3,000	22,148
Satori Electric Company, Ltd.	2,400	28,455
Secom Techno Service Company, Ltd.	2,000	64,410
Seibu Electric Industry Company, Ltd.	3,000	13,782
Seijo Corp.	1,300	25,959
Seika Corp.	16,000	41,945
Seikagaku Corp.	7,600	89,204
Seiko Corp.	17,000	81,093
Seiren Company, Ltd.	6,000	50,042
Seiyu, Ltd. *	111,000	139,613
Sekisui Jushi Corp.	7,000	58,211
Sekisui Plastics Company, Ltd.	21,000	67,003
Senko Company, Ltd.	12,000	35,442
Senshu Electric Company, Ltd.	1,500	24,778
Senshukai Company, Ltd.	8,000	81,609
Shibaura Mechatronics Corp.	4,000	19,228
Shibusawa Warehouse Company, Ltd.	10,000	61,381
Shibuya Kogyo Company, Ltd.	3,300	27,021
Shikibo, Ltd.	20,000	23,446
Shikoku Bank, Ltd.	46,000	188,971
Shikoku Chemicals Corp.	6,000	29,124
Shikoku Coca-Cola Bottling Company, Ltd.	3,300	38,600
Shimizu Bank, Ltd.	1,800	78,183
Shin Nippon Air Technologies Company, Ltd.	4,500	24,226
Shinagawa Refractories Company, Ltd.	8,000	28,070
Shindengen Electric Manufacturing
Company, Ltd.	15,000	45,280
Shin-Etsu Polymer Company, Ltd.	7,000	52,897
Shinkawa, Ltd.	3,500	53,047
Shin-Keisei Electric Railway Company, Ltd.	10,000	34,807
Shinki Company, Ltd.	10,500	10,119

The accompanying notes are an integral part of the financial statements.
134

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Shinko Electric Company, Ltd.	12,000	$32,860
Shinko Plantech Company, Ltd.	6,000	96,438
Shinko Shoji Company, Ltd.	3,000	34,877
Shin-Kobe Electric Machinery Company, Ltd.	7,000	29,404
Shinmaywa Industries, Ltd.	26,000	103,382
Shinnihon Corp.	8,000	27,634
Shinsho Corp.	13,000	47,697
Shinwa Kaiun Kaisha, Ltd.	14,000	108,263
Shiroki Corp.	12,000	34,559
Shizuki Electric Company, Inc.	8,000	28,707
Shizuoka Gas Company, Ltd.	7,000	35,616
Sho-Bond Corp.	4,200	50,677
Shobunsha Publications, Inc.	2,400	20,608
Shochiku Company, Ltd.	18,000	136,292
Shoko Company, Ltd.	20,000	28,335
Showa Aircraft Industry Company, Ltd.	3,000	29,132
Showa Corp.	9,100	77,370
Showa KDE Company, Ltd.	10,000	12,961
Showa Sangyo Company, Ltd.	33,000	81,512
Siix Corp.	2,000	53,265
Silver Seiko, Ltd. *	70,000	24,790
Sinanen Company, Ltd.	7,000	34,087
Sintokogio, Ltd.	9,000	94,985
SKY Perfect JSAT Corp. *	128	54,351
SMK Corp.	14,000	118,331
Snow Brand Milk Products Company, Ltd.	41,000	137,054
SNT Corp.	7,000	46,182
Soda Nikka Company, Ltd.	4,000	15,912
Sodick Company, Ltd.	10,000	49,886
Soft99 Corp.	3,500	24,002
Sogo Medical Company, Ltd.	1,400	40,918
Sorun Corp.	4,700	26,140
Space Company, Ltd.	4,200	34,077
SRA Holdings, Inc.	3,300	56,423
SSP Company, Ltd.	16,000	79,386
ST Chemical Company, Ltd.	6,000	76,022
St. Marc Holdings Company, Ltd.	1,000	48,763
Star Micronics Company, Ltd.	5,000	132,794
Starzen Company, Ltd.	14,000	32,881
Stella Chemifa Corp.	1,000	23,699
Sugimoto & Company, Ltd.	2,000	26,220
Sumida Corp.	4,100	59,971
Suminoe Textile Company, Ltd.	11,000	27,123
Sumisho Computer Systems Corp.	5,400	87,815
Sumitomo Coal Mining Company, Ltd. *	20,000	19,121
Sumitomo Densetsu Company, Ltd.	12,700	74,046
Sumitomo Forestry Company, Ltd. *	17,000	123,029
Sumitomo Light Metal Industries, Ltd.	47,000	75,229
Sumitomo Mitsui Company, Ltd. *	27,000	38,676
Sumitomo Pipe & Tube Company, Ltd.	6,000	47,668
Sumitomo Precision Products Company, Ltd.	6,000	21,725
Sumitomo Seika Chemicals Company, Ltd.	8,000	35,987

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Sumitomo Warehouse Company(The), Ltd. *	22,000	$127,938
Sun Wave Corp.	11,000	17,946
Sunx, Ltd.	5,400	37,337
Suruga Corp.	3,900	74,165
SWCC Showa Holdings Company, Ltd.	58,000	79,351
SxL Corp. *	25,000	16,051
T. Hasegawa Company, Ltd.	6,900	111,930
T. Rad Company, Ltd.	11,000	71,885
Tachibana Eletech Company, Ltd.	4,000	37,334
Tachikawa Corp.	4,600	30,757
Tachi-S Company, Ltd.	8,300	63,767
Tadano, Ltd.	3,000	34,718
Taihei Dengyo Kaisha, Ltd.	11,000	97,487
Taihei Kogyo Company, Ltd.	12,000	69,011
Taiho Kogyo Company, Ltd.	3,400	53,283
Taikisha, Ltd.	10,000	105,165
Taisei Rotec Corp.	18,000	27,565
Takagi Securities Company, Ltd.	15,000	44,049
Takamatsu Corp.	6,200	91,909
Takano Company, Ltd.	2,000	15,017
Takaoka Electric Manufacturing Company, Ltd.	18,000	24,130
Takara Holdings, Inc.	17,000	105,535
Takara Printing Company, Ltd.	3,300	27,429
Takara Standard Company, Ltd.	26,000	143,913
Takasago International Corp.	16,000	119,699
Takasago Thermal Engineering Company, Ltd.	12,000	108,212
Takiron Company, Ltd.	10,000	24,878
Takuma Company, Ltd.	14,000	62,672
Tamura Corp.	11,000	61,745
Tamura Taiko Holdings, Inc.	9,000	16,188
Tasaki Shinju Company, Ltd.	7,000	27,388
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	30,481
Tayca Corp.	11,000	33,710
TBK Company, Ltd.	10,000	59,398
TCM Corp.	12,000	37,660
Teac Corp. *	26,000	22,864
Techno Ryowa, Ltd.	6,400	42,414
Tecmo, Ltd.	5,300	71,710
Teikoku Electric Manufacturing Company, Ltd.	2,000	38,955
Teikoku Piston Ring Company, Ltd.	3,000	31,311
Teikoku Sen-I Company, Ltd.	8,000	30,543
Teikoku Tsushin Kogyo Company, Ltd.	7,000	26,505
Tekken Corp.	19,000	23,486
Tenma Corp.	5,000	88,709
Tigers Polymer Corp.	2,000	9,990
TIS, Inc.	6,500	129,129
TKC Corp.	2,900	51,576
TOA Corp. *	29,000	29,419
TOA Oil Company, Ltd.	22,000	33,823
TOA Road Corp.	15,000	24,769
Toagosei Company, Ltd.	44,000	145,457
Tobishima Corp. *	38,500	17,407

The accompanying notes are an integral part of the financial statements.
135

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Tobu Store Company, Ltd.	14,000	$55,114
TOC Company, Ltd.	22,000	188,187
Tocalo Company, Ltd.	2,000	32,202
Tochigi Bank, Ltd.	19,000	113,626
Toda Kogyo Corp.	9,000	38,801
Todentsu Corp. *	6,000	14,661
Toei Company, Ltd.	16,000	101,608
Toenec Corp.	14,000	75,616
Tohcello Company, Ltd.	4,000	27,361
Toho Bank, Ltd.	48,000	200,514
Toho Company, Ltd.	12,000	41,106
Toho Real Estate Company, Ltd.	6,000	45,970
Toho Zinc Company, Ltd.	17,000	118,209
Tohoku Bank, Ltd.	15,000	26,899
Tohto Suisan Company, Ltd. *	15,000	27,915
Tokai Corp.	15,000	56,030
Tokimec, Inc.	13,000	39,631
Toko Electric Corp.	8,000	21,156
Toko, Inc.	16,000	32,869
Tokushima Bank, Ltd.	19,000	120,613
Tokushu Tokai Holdings Company, Ltd. *	23,110	51,437
Tokyo Dome Corp.	21,000	114,126
Tokyo Electron Device, Ltd.	22	38,604
Tokyo Energy & Systems, Inc.	9,000	56,055
Tokyo Kikai Seisakusho, Ltd.	10,000	24,995
Tokyo Leasing Company, Ltd.	8,000	76,649
Tokyo Ohka Kogyo Company, Ltd.	5,900	133,133
Tokyo Rakutenchi Company, Ltd.	9,000	33,443
Tokyo Rope Manufacturing Company, Ltd.	34,000	65,474
Tokyo Style Company, Ltd.	15,000	159,598
Tokyo Tekko Company, Ltd.	4,000	18,972
Tokyo Theatres Company, Inc.	12,000	25,251
Tokyo Tomin Bank (The), Ltd. *	3,300	118,702
Tokyotokeiba Company, Ltd.	33,000	82,668
Tokyu Community Corp.	1,300	33,443
Tokyu Construction Company, Ltd.	16,440	68,562
Tokyu Livable, Inc.	2,400	34,033
Tokyu Recreation Company, Ltd.	6,000	37,419
Tokyu Store Chain Company, Ltd.	8,000	36,116
Toli Corp.	10,000	21,116
Tomato Bank, Ltd.	27,000	59,108
Tomen Electronics Corp.	2,200	28,425
Tomoe Corp.	8,000	23,366
Tomoku Company, Ltd.	16,000	33,409
Tomy Company, Ltd.	5,600	40,764
Tonami Transportation Company, Ltd.	11,000	29,193
Toppan Forms Company, Ltd. *	7,200	69,412
Topre Corp.	9,000	95,950
Topy Industries, Ltd.	29,000	77,840
Tori Holdings Company, Ltd.	73,000	11,910
Torigoe Company, Ltd.	5,000	33,778
Torii Pharmaceutical Company, Ltd.	5,100	88,270

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Torishima Pump Manufacturing Company, Ltd.	5,000	$62,715
Toshiba Plant Systems & Services Corp.	16,000	163,723
Tosho Printing Company, Ltd.	9,000	20,619
Totetsu Kogyo Company, Ltd.	6,000	35,148
Tottori Bank, Ltd.	13,000	35,981
Touei Housing Corp.	4,800	44,388
Towa Bank, Ltd.	46,000	55,488
Towa Corp.	4,900	49,634
Towa Pharmaceutical Company, Ltd.	1,600	72,725
Towa Real Estate Development
Company, Ltd. *	15,000	33,380
Toyo Construction Company, Ltd. *	26,000	22,496
Toyo Corp.	3,400	44,822
Toyo Electric Manufacturing Company, Ltd.	6,000	21,310
Toyo Engineering Corp.	18,000	109,757
Toyo Ink Manufacturing Company, Ltd.	44,000	149,403
Toyo Kanetsu KK	30,000	86,616
Toyo Kohan Company, Ltd.	22,000	117,940
Toyo Machinery & Metal Company, Ltd.	4,000	19,914
Toyo Securities Company, Ltd.	19,000	91,865
Toyo Tire & Rubber Company, Ltd.	30,000	115,500
Toyo Wharf & Warehouse Company, Ltd.	17,000	30,646
Trans Cosmos, Inc.	3,900	39,165
Trusco Nakayama Corp.	5,800	90,042
Tsubakimoto Chain Company, Ltd.	23,000	148,088
Tsubakimoto Kogyo Company, Ltd.	10,000	35,608
Tsudakoma Corp.	20,000	71,446
Tsugami Corp.	14,000	47,486
Tsukishima Kikai Company, Ltd.	7,000	67,508
Tsumura & Company, Ltd. *	1,700	35,850
Tsurumi Manufacturing Company, Ltd.	4,000	32,220
Tsutsumi Jewelry Company, Ltd.	3,000	61,786
TTK Company, Ltd.	6,000	35,475
TYK Corp.	8,000	16,031
Ube Material Industries, Ltd.	12,000	39,332
Uchida Yoko Company, Ltd.	8,000	32,914
Unicharm Petcare Corp.	2,000	93,911
Uniden Corp.	12,000	71,959
Unimat Life Corp.	2,800	33,618
Union Tool Company, Ltd.	1,700	57,507
Unitika, Ltd.	73,000	90,072
U-Shin, Ltd.	5,000	25,604
Valor Company, Ltd.	6,000	81,134
Venture Link Company, Ltd. *	9,800	18,737
Victor Company of Japan, Ltd. *	25,000	52,000
Vital-Net, Inc.	6,500	39,896
Wakachiku Construction Company, Ltd.	17,000	14,464
Warabeya Nichiyo Company, Ltd.	2,500	36,219
Watabe Wedding Corp.	2,000	26,525
Watami Company, Ltd.	3,000	49,290
Wood One Company, Ltd.	6,000	33,425
Xebio Company, Ltd. *	1,600	51,624

The accompanying notes are an integral part of the financial statements.
136

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Japan (continued)
Yahagi Construction Company, Ltd.	8,000	$33,122
Yaizu Suisankagaku Industry Company, Ltd.	2,700	29,006
Yamagata Bank, Ltd.	27,000	156,507
Yamaichi Electronics Company, Ltd.	3,100	12,394
Yamanashi Chuo Bank, Ltd. *	14,000	87,972
Yamatane Corp.	20,000	22,103
Yamazen Corp.	6,000	31,854
Yaoko Company, Ltd.	1,900	56,332
Yasuda Warehouse Company, Ltd.	4,000	39,459
Yellow Hat, Ltd.	3,600	23,893
Yodogawa Steel Works, Ltd.	30,000	163,692
Yokogawa Bridge Corp.	9,000	51,835
Yokohama Reito Company, Ltd.	10,000	77,765
Yokowo Company, Ltd.	2,800	17,847
Yomeishu Seizo Company, Ltd.	2,000	20,767
Yomiuri Land Company, Ltd.	6,000	23,159
Yondenko Corp.	7,000	35,322
Yonekyu Corp.	3,500	34,275
Yorozu Corp.	3,000	44,454
Yoshimoto Kogyo Company, Ltd.	4,000	55,494
Yoshinoya D&C Company, Ltd.	48	81,146
Yuasa Funashoku Company, Ltd. *	4,000	10,100
Yuasa Trading Company, Ltd.	35,000	50,772
Yuken Kogyo Company, Ltd.	14,000	48,607
Yukiguni Maitake Company, Ltd.	8,500	29,515
Yuraku Real Estate Company, Ltd.	13,000	46,361
Yurtec Corp.	15,000	81,777
Yushiro Chemical Industry Company, Ltd.	2,000	35,563
Zenrin Company, Ltd.	5,000	158,643
Zensho Company, Ltd.	12,200	121,295
Zeria Pharmaceutical Company, Ltd.	5,000	45,646
Zuken, Inc.	3,800	41,711

		58,251,449
Luxembourg - 0.08%
Thiel Logistik AG *	55,482	211,249
Netherlands - 2.77%
Aalberts Industries NV	64,768	1,359,351
Accell Group NV	891	37,761
Arcadis NV	2,012	142,748
ASM International NV	3,220	75,452
BE Semiconductor Industries NV * (a)	1,750	8,100
Beter Bed Holding NV	1,579	41,981
Brunel International NV	1,093	28,728
Crucell NV, ADR * (a)	4,400	82,016
Draka Holding NV	1,398	48,989
Eriks Group NV (a)	3,577	286,506
Exact Holdings NV	1,381	54,887
Fornix Biosciences NV	1,231	33,367
Gamma Holding NV	586	45,808
Grolsch NV (a)	1,634	114,939
Grontmij NV	1,015	37,462

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands (continued)
Heijmans NV (a)	3,315	$127,508
Hunter Douglas NV	2,046	149,429
ICT Automatisering NV	1,167	20,487
Imtech NV	47,994	1,159,484
InnoConcepts NV	1,889	39,480
KAS Bank NV	3,349	118,926
Kendrion NV * (a)	3,294	99,036
Koninklijke BAM Groep NV	16,719	398,985
Koninklijke Ten Cate NV	3,898	134,346
Koninklijke Vopak NV	2,753	150,098
Laurus NV *	6,829	38,319
Macintosh Retail Group NV	3,032	102,025
Nutreco Holding NV	4,355	265,544
Oce NV (a)	9,632	174,607
OPG Groep NV	23,944	771,618
Ordina NV	3,328	58,552
Samas NV *	11,681	87,871
Sligro Food Group NV (a)	2,182	84,103
Smit Internationale NV	1,764	178,334
Stork NV	4,004	279,053
Tele Atlas NV *	2,100	86,566
Telegraaf Media Groep NV	5,688	196,040
TKH Group NV	3,588	79,191
Unit 4 Agresso NV	1,972	52,221
USG People NV	1,680	46,094
Van der Moolen Holding NV *	13,465	65,466

		7,361,478
New Zealand - 0.48%
Ebos Group, Ltd.	2,867	11,171
Fisher & Paykel Appliances Holdings, Ltd.	39,128	102,084
Fisher & Paykel Healthcare Corp.	64,677	155,537
Freightways, Ltd. (a)	20,218	57,326
Hallenstein Glasson Holdings, Ltd.	5,755	19,056
Hellaby Holdings, Ltd.	11,832	22,702
Infratil, Ltd.	65,958	140,731
Infratil, Ltd. *	13,191	17,093
Mainfreight, Ltd. (a)	12,437	68,002
New Zealand Exchange, Ltd.	2,000	14,314
New Zealand Oil & Gas, Ltd. *	70,331	58,607
New Zealand Refining Company, Ltd.	9,900	58,101
Nuplex Industries, Ltd.	16,317	88,417
PGG Wrightson, Ltd.	35,557	51,533
Port of Tauranga, Ltd.	12,311	63,379
Pumpkin Patch, Ltd. (a)	30,500	61,936
Ryman Healthcare, Ltd. (a)	122,620	201,063
Sanford, Ltd.	3,021	9,659
Steel & Tube Holdings, Ltd.	7,400	21,470
Tower, Ltd. *	37,391	63,403

		1,285,584
Norway - 0.95%
Acta Holding ASA (a)	30,000	123,959

The accompanying notes are an integral part of the financial statements.
137

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Norway (continued)
Aktiv Kapital ASA * (a)	5,600	$80,314
Bonheur ASA *	1,450	61,430
Camillo Eitzen & Company ASA *	5,800	75,534
CorrOcean ASA *	34,000	40,465
Det Norske Oljeselskapb ASA *	104,000	186,074
DOF ASA (a)	5,500	54,792
EDB Business Partner ASA	4,400	34,073
Ekornes ASA	3,800	61,033
Eltek ASA *	9,400	53,489
Ementor ASA *	5,653	39,468
Farstad Shipping ASA (a)	4,000	97,675
Fast Search & Transfer ASA * (a)	36,000	71,260
Ganger Rolf ASA	2,300	87,159
Kongsberg Gruppen ASA	1,600	92,083
Leroy Seafood Group ASA (a)	7,900	142,242
Norse Energy Corp., ASA *	62,000	45,772
Norwegian Air Shuttle ASA *	1,800	51,093
Ocean Rig ASA *	28,500	224,200
Odfjell ASA	2,400	38,939
Petrolia Drilling ASA *	90,000	38,975
Sevan Marine ASA *	19,213	257,838
Solstad Offshore ASA	2,200	58,251
Sparebanken Midt-Norge	12,900	168,309
Tomra Systems ASA	15,121	98,220
TTS Marine ASA	3,000	54,344
Veidekke ASA	10,500	96,335
Wilhelm Wilhelmsen ASA * (a)	2,450	97,772

		2,531,098
Portugal - 0.31%
Finibanco Holding SGPS SA	4,000	26,458
Impresa, SGPS SA *	13,900	42,790
Mota Engil, SGPS SA	15,218	115,231
Novabase SGPS SA *	7,943	45,173
Pararede SGPS SA *	195,550	51,650
Semapa-Sociedade de Investimento &
Gestao, SGPS SA	7,734	113,993
Sonae Industria, SGPS SA *	21,800	246,546
Sonaecom, SGPS SA * (a)	22,954	127,837
Teixeira Duarte, Engenharia & Construcoes SA	18,893	61,169

		830,847
Singapore - 1.47%
Asia Food & Properties, Ltd. *	140,000	89,931
Beyonics Technology, Ltd.	178,000	47,131
Bonvests Holdings, Ltd.	56,400	46,654
Bukit Sembawang Estates, Ltd.	12,000	94,281
Cerebos Pacific, Ltd.	22,000	65,549
CH Offshore, Ltd.	136,000	78,077
China Merchants Holdings Pacific, Ltd.	70,000	47,030
Chuan Hup Holdings, Ltd.	192,000	50,450
Creative Technology, Ltd.	15,150	66,895
CSE Global, Ltd.	57,000	49,490

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Delong Holdings, Ltd.	45,500	$67,743
Ezra Holdings Pte, Ltd.	82,000	189,580
FJ Benjamin Holdings, Ltd. *	66,000	36,328
Food Empire Holdings, Ltd.	44,000	24,037
Fu Yu Corp., Ltd. *	220,000	29,884
Goodpack, Ltd. *	28,000	44,550
Hi-P International, Ltd. (a)	80,000	27,525
Ho Bee Investment, Ltd.	45,000	46,362
Hong Fok Corp., Ltd. *	74,800	68,379
Hong Leong Asia, Ltd.	43,000	101,586
Hotel Plaza, Ltd.	40,000	52,046
Hotel Properties, Ltd. *	67,100	181,326
HTL International Holdings, Ltd.	57,000	23,115
Hwa Hong Corp., Ltd.	92,000	44,957
Hyflux, Ltd.	31,000	75,271
Innotek, Ltd. *	65,000	38,692
Jaya Holdings, Ltd.	56,000	70,714
Jurong Technologies Industrial Corp., Ltd. (a)	64,000	19,250
K1 Ventures, Ltd. *	374,000	80,601
Keppel Telecommunications & Transportation
Company, Ltd. (a)	47,000	187,049
Kim Eng Holdings, Ltd.	51,000	79,433
Labroy Marine, Ltd.	25,000	48,896
MediaRing, Ltd. *	145,000	20,126
Metro Holdings, Ltd.	81,000	60,825
MFS Technology, Ltd.	56,000	19,530
Midas Holdings, Ltd.	77,000	77,911
MobileOne, Ltd. (a)	59,000	81,964
NatSteel, Ltd.	41,000	41,219
Orchard Parade Holdings, Ltd. *	70,000	78,082
Osim International, Ltd. (a)	81,000	37,974
Petra Foods, Ltd.	46,000	44,754
Robinson & Company, Ltd.	13,000	38,802
SBS Transit, Ltd.	29,500	60,184
SC Global Developments, Ltd. *	26,000	43,982
Sim Lian Group, Ltd.	42,000	18,312
Singapore Food Industries, Ltd.	68,000	37,574
Singapore Post, Ltd.	178,000	134,162
Singapore Shipping Corp., Ltd. *	90,000	31,389
Sinomem Technology, Ltd. *	76,000	48,539
SMRT Corp., Ltd.	104,000	115,747
SP Chemicals, Ltd. (a)	49,000	33,833
Straits Trading Company, Ltd.	39,000	128,848
Sunningdale Tech, Ltd.	200,000	43,884
Tat Hong Holdings, Ltd.	52,000	113,940
The Ascott Group, Ltd.	74,000	70,999
TT International, Ltd. *	190,000	20,421
Unisteel Technology, Ltd. (a)	31,250	37,126
United Engineers, Ltd.	25,000	64,125
UOB-Kay Hian Holdings, Ltd.	75,000	112,858
WBL Corp., Ltd.	30,000	82,216

The accompanying notes are an integral part of the financial statements.
138

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Singapore (continued)
Wing Tai Holdings, Ltd.	25,300	$46,266

		3,918,404
South Korea - 0.00%
Pantech & Curitel Communications, Inc. *	882	0
Pantech Company, Ltd. *	1,112	0
Spain - 1.96%
Abengoa SA	4,647	157,064
Adolfo Dominguez SA (a)	1,580	67,926
Amper SA	3,877	64,517
Avanzit SA *	12,655	113,560
Baron de Ley SA *	1,392	103,718
Campofrio Alimentacion SA *	2,450	36,905
Construcciones & Auxiliar de Ferrocarriles SA	288	128,454
Corporacion Dermoestetica SA *	3,631	47,766
Duro Felguera SA	7,697	100,425
Ebro Puleva SA	9,321	182,500
Electrificaciones del Norte SA	5,639	343,726
FAES FARMA SA	12,406	218,889
Grupo Empresarial Ence SA	24,660	301,766
Iberpapel Gestion SA *	2,124	59,848
La Seda de Barcelona SA	127,228	366,927
Mecalux SA *	3,385	138,322
Miquel y Costas SA (a)	1,148	28,490
Natra SA (a)	4,190	60,290
Natraceutical SA * (a)	49,023	78,745
NH Hoteles SA * (a)	10,996	220,029
Obrascon Huarte Lain SA	7,972	320,553
Papeles & Cartones de Europa SA *	4,627	53,368
Pescanova SA	1,698	100,284
Prosegur Cia de Seguridad SA	3,560	130,826
Service Point Solutions SA (a)	11,008	49,692
Sociedad Nacional Inds., Aplicaciones
Celulosa Espanola SA * (a)	11,739	60,678
Sol Melia SA	12,473	208,123
SOS Cuetara SA	8,556	176,632
Tecnocom, Telecomunicaciones & Energia SA * (a)	8,629	55,350
Tubacex SA	31,018	325,630
Tubos Reunidos SA	22,580	179,254
Unipapel SA *	1,247	33,789
Urbas Proyectos Urbanisticos SA *	10,449	15,932
Vertice Trescientos Sesenta Grados SA *	12,655	2,777
Vidrala SA	4,037	154,457
Viscofan SA	11,089	258,837
Zeltia SA * (a)	26,133	265,188

		5,211,237
Sweden - 1.87%
Acando AB, Series B *	14,000	30,616
Active Biotech AB *	4,200	40,065
AddTech AB, Series B (a)	3,800	72,106
Angpanneforeningen AB, Series B	2,000	51,544
Axfood AB (a)	5,750	218,865

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sweden (continued)
Axis Communications AB	9,900	$248,638
Bergman & Beving AB, Series B (a)	5,500	145,568
Bilia AB, Series A (a)	5,300	82,796
Billerud Aktibolag AB (a)	11,500	133,212
Biotage AB *	25,000	37,022
Bong Ljungdahl AB, Series B	4,000	30,592
Cardo AB	5,000	156,124
Clas Ohlson AB, Series B (a)	2,250	54,820
Cloetta Fazer AB (a)	2,050	67,702
Concordia Maritime AB, Series B	6,500	30,467
D. Carnegie & Company AB	52,789	1,018,486
Elekta AB, Series B	6,000	101,856
Eniro AB	6,400	35,944
Gunnebo AB	5,274	59,702
Haldex AB	3,300	56,414
HIQ International AB	3,000	16,541
Hoganas AB, Series B	7,400	172,223
IBS AB, Series B *	17,000	38,968
Industrial & Financial Systems AB * (a)	56,000	54,826
JM AB	13,867	285,829
Lagercrantz AB	4,000	18,882
Lindex AB	10,000	178,963
Micronic Laser Systems AB * (a)	7,700	53,077
Munters AB *	4,950	59,236
New Wave Group AB, Series B	6,000	68,209
Nibe Industrier AB, Series B	10,200	106,499
Nobia AB	29,100	271,485
Nolato AB, Series B	3,400	27,334
Obsever AB * (a)	18,200	54,703
OEM International AB, Series B *	2,700	17,815
Peab AB, Series B	17,600	177,153
Peab Industri AB *	8,800	66,517
Proffice AB *	10,000	25,567
Q-Med AB	14,300	186,358
Rederi AB Transatlantic, Series B	9,000	63,318
RNB Retail & Brands AB	5,000	47,024
Skanditek Industriforvaltning AB	9,500	35,680
SkiStar AB, Series B	5,100	87,907
Studsvik AB	1,200	34,917
Sweco AB, Series B *	13,000	114,019
Teleca AB, Series B *	14,200	32,904

		4,968,493
Switzerland - 3.79%
AFG Arbonia-Forster Holding AG	394	136,832
Allreal Holding AG	553	63,308
Also Holding AG	779	44,292
Ascom Holding AG *	5,820	64,290
Bank Coop AG	1,189	79,461
Bank Sarasin & Compagnie AG, Series B	41	195,245
Basilea Pharmaceutica AG *	636	110,271
Belimo Holding AG	55	64,495

The accompanying notes are an integral part of the financial statements.
139

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Switzerland (continued)
Berner Kantonalbank *	1,072	$203,115
Bobst Group AG	1,033	71,282
Bucher Industries AG	1,062	263,150
Charles Voegele Holding AG *	553	47,923
Conzzeta Holding AG	51	107,850
Cytos Biotechnology AG *	528	38,857
Daetwyler Holding AG	2,100	143,050
Emmi AG	663	99,171
Energiedienst Holding AG *	222	119,885
Flughafen Zuerich AG	524	208,294
Forbo Holding AG *	319	191,871
Galenica Holding AG	190	103,257
Georg Fischer AG *	439	289,247
Gurit Heberlein AG	475	367,181
Helvetia Patria Holding AG	769	258,690
Hiestand Holding AG, Series A	37	90,005
Jelmoli Holding AG	51	123,858
Kaba Holding AG, Series B	351	111,710
Kudelski SA	1,673	28,962
Kuoni Reisen Holding AG, Series B	3,158	1,670,250
LEM Holding SA	350	96,420
Luzerner Kantonalbank	435	99,095
Medisize Holding AG	3,598	241,541
Mobilezone Holding AG	8,109	53,700
Phoenix Mecano AG	185	85,683
PubliGroupe SA	373	123,710
Rieter Holding AG	1,205	599,117
SEZ Holding AG	2,074	41,810
Sia Abrasives Holding AG	134	47,563
St. Galler Kantonalbank *	320	135,511
Swissfirst AG	465	35,455
Swisslog Holding AG *	37,946	51,418
Swissquote Group Holding SA *	1,660	105,340
Tamedia AG	447	59,203
Tecan Group AG *	2,047	127,404
Temenos Group AG *	3,887	93,948
Valiant Holding AG *	5,783	903,761
Valora Holding AG	858	218,414
Verwaltungs & Privat Bank AG	5,047	1,248,361
Von Roll Holding AG *	20,062	153,927
Vontobel Holding AG	2,200	107,965
Zehnder Group AG	27	44,128
Zuger Kantonalbank	35	101,982

		10,071,258
Taiwan - 0.01%
Sinyi Realty Company, Ltd.	7,674	17,658
United Kingdom - 18.43%
A.G. Barr PLC	2,441	58,687
Abacus Group PLC	13,889	21,665
Abbot Group PLC	38,594	261,318
Aberdeen Asset Management PLC	118,701	409,071

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Acal PLC	5,883	$24,170
AEA Technology PLC *	18,852	40,371
Aga Foodservice Group PLC	22,290	171,968
Aggreko PLC	98,123	1,022,345
Alexon Group PLC	8,602	22,633
Alfred McAlpine PLC	18,539	199,631
Alizyme PLC *	58,896	93,781
Alphameric PLC *	33,484	18,775
Amlin PLC *	27,206	172,733
Anite Group PLC	41,216	36,897
Antisoma PLC *	137,552	84,455
ARC International PLC *	45,915	35,111
Arena Leisure PLC	50,686	56,531
Arriva PLC	35,959	603,253
Ashtead Group PLC	106,406	166,353
Autonomy Corp. PLC *	36,311	595,446
Aveva Group PLC	7,896	153,458
Avis Europe PLC *	65,846	38,960
Avon Rubber PLC	11,107	37,604
Axis-Shield PLC *	6,029	32,573
Axon Group PLC	13,826	163,299
Babcock International Group PLC	32,683	396,060
BBA Aviation PLC	68,439	307,122
Beazley Group PLC	11,542	39,078
Benfield Group, Ltd. (a)	13,959	87,291
Bespak PLC	7,040	89,012
BICC PLC	49,833	500,630
Biocompatibles International PLC *	10,935	31,962
Blacks Leisure Group PLC	5,193	24,060
Blinkx PLC *	34,951	15,788
Bloomsbury Publishing PLC	15,244	37,600
Bodycote International PLC	295,612	1,506,050
Bovis Homes Group PLC	24,215	314,606
BPP Holdings PLC	5,823	88,351
Brammer PLC	5,727	26,609
Brewin Dolphin Holdings PLC	36,061	126,646
Brit Insurance Holdings PLC	63,981	337,453
British Polythene Industries PLC	4,400	24,876
Britvic PLC	18,158	129,317
BSS Group PLC	15,247	139,338
Burren Energy PLC	14,828	380,531
Business Post Group PLC	6,109	35,111
Capital & Regional PLC	14,846	167,360
Care UK PLC	6,169	54,684
Carillion PLC	47,584	361,488
Carpetright PLC	6,062	132,870
Castings PLC	6,764	40,298
Catlin Group, Ltd.	5,526	47,664
Centaur Media PLC	37,860	73,991
Charles Stanley Group PLC	5,789	30,944
Charles Taylor Consulting PLC	5,241	34,313
Charter PLC *	21,222	376,429

The accompanying notes are an integral part of the financial statements.
140

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Chemring Group PLC	7,531	$331,320
Chime Communications PLC	25,000	17,739
Chloride Group PLC	46,548	178,720
Chrysalis Group PLC	18,683	42,292
Clarkson PLC	2,080	46,358
Clinton Cards PLC	33,476	40,907
Colt Telecom Group PLC *	15,623	58,536
Communisis PLC	29,820	43,528
Computacenter PLC	23,039	79,445
Costain Group PLC *	147,453	81,105
Cranswick PLC	9,285	150,810
Creston PLC	10,587	19,605
Croda International PLC	20,057	239,931
CSR PLC *	11,810	154,508
D.S. Smith PLC	179,314	773,876
Dairy Crest Group PLC	26,977	332,094
Dana Petroleum PLC *	13,920	378,762
Davis Service Group PLC	30,431	330,690
Dawson Holdings PLC	18,937	40,101
De La Rue PLC *	25,355	454,496
Dechra Pharmaceuticals PLC	20,895	143,872
Delta PLC	30,141	70,476
Detica Group PLC	21,459	101,416
Development Securities PLC	9,003	75,518
Devro PLC	33,835	59,649
Dicom Group PLC	14,754	57,632
Dignity PLC	6,799	110,716
Diploma PLC	2,919	57,019
Domino Printing Sciences PLC	29,115	158,686
DTZ Holdings PLC	19,551	131,131
E2V Technologies PLC	10,056	57,833
Electrocomponents PLC	133,547	607,470
Elementis PLC	72,963	126,073
EMAP PLC	26,537	453,609
Emerald Energy PLC * (a)	6,316	25,994
Ennstone PLC	77,985	58,584
Enodis PLC	69,220	245,177
Entertainment Rights PLC *	92,761	34,288
Euromoney Institutional Investor PLC	19,007	158,067
Evolution Group PLC	41,382	90,040
Expro International Group PLC	19,421	404,980
F&C Asset Management PLC	110,863	460,111
Fenner PLC	23,357	113,486
Filtrona PLC	35,950	164,613
Findel PLC	15,671	197,427
FKI PLC	82,889	131,753
Forth Ports PLC	6,238	233,410
Fortune Oil PLC *	359,509	57,462
Foseco PLC	9,846	56,005
French Connection Group PLC	17,888	40,370
Fuller Smith & Turner PLC	4,822	61,464
Future PLC	44,714	30,796

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Galiform PLC *	112,844	$216,713
Galliford Try PLC	63,253	164,573
Game Group PLC	182,118	737,819
GCAP Media PLC	28,992	75,930
Go-Ahead Group PLC	5,963	303,177
Greene King PLC	13,780	231,831
Greggs PLC	1,277	125,156
Gyrus Group PLC *	30,914	385,281
Halfords Group PLC	37,576	240,159
Halma PLC	89,053	392,326
Headlam Group PLC	15,591	157,964
Helical Bar PLC	17,052	132,740
Helphire PLC	16,744	129,740
Henderson Group PLC	123,204	364,027
Henry Boot PLC	22,990	81,853
Highway Insurance Holdings PLC	55,651	82,426
Hikma Pharmaceuticals PLC	9,949	96,488
Hill & Smith Holdings PLC	19,511	133,655
Hiscox PLC	54,162	297,282
HMV Group PLC	68,817	160,060
Holidaybreak PLC	5,973	81,873
Homeserve PLC	57,619	2,108,737
Hunting PLC	24,225	349,124
Huntsworth PLC	20,523	33,887
Hyder Consulting PLC	4,784	47,107
IG Group Holdings PLC	50,004	420,210
Imagination Technologies Group PLC *	26,486	59,456
IMI PLC	46,754	434,341
Innovation Group PLC *	119,179	75,290
Intec Telecom Systems PLC *	40,144	33,040
Interserve PLC	17,157	166,283
Intertek Group PLC	26,185	486,819
ITE Group PLC	44,002	154,197
J.D. Wetherspoon PLC	24,171	198,565
James Fisher & Sons PLC	11,043	141,203
Jardine Lloyd Thompson Group PLC	17,641	129,619
JJB Sports PLC	47,024	134,121
JKX Oil & Gas PLC	56,800	434,692
Johnson Service Group PLC	10,919	13,237
Johnston Press PLC	45,952	252,717
Keller Group PLC	10,102	169,193
Kesa Electricals PLC	53,550	260,044
Kier Group PLC	2,616	86,192
Kiln, Ltd.	63,629	137,975
Kingston Communications PLC	123,424	141,878
Laird Group PLC	31,885	384,124
Laura Ashley Holdings PLC	68,094	35,836
Liontrust Asset Management PLC	5,127	34,784
Lookers PLC	35,795	94,213
Low & Bonar PLC	45,266	106,324
Luminar Group Holdings PLC *	14,299	154,054
M.J. Gleeson Group PLC	11,305	81,368

The accompanying notes are an integral part of the financial statements.
141

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Management Consulting Group PLC	104,375	$68,672
Marshalls PLC	22,799	135,943
Marston's PLC	71,152	491,048
Marylebone Warwick Balfour Group PLC *	24,660	126,660
McBride PLC	26,220	85,036
Melrose Resources PLC	17,369	117,839
Metalrax Group PLC	29,412	11,490
Mice Group PLC *	64,572	0
Micro Focus International PLC	9,800	56,425
Minerva PLC *	29,079	95,165
Misys PLC	85,011	350,887
Mitie Group PLC	47,278	267,530
Morgan Crucible Company PLC	40,098	215,542
Morgan Sindall PLC	13,744	341,449
Morse PLC	17,420	24,532
Mothercare PLC	12,706	91,341
Mouchel Parkman PLC	22,298	202,347
N. Brown Group PLC	43,978	223,350
National Express Group PLC	18,307	445,588
Nord Anglia Education PLC *	6,519	34,505
Northern Foods PLC	47,494	92,912
Northgate Information Solutions PLC	106,937	145,139
Northgate PLC	10,631	163,110
Northumbrian Water Group PLC	65,840	474,443
Novae Group PLC *	167,663	110,262
NSB Retail Systems PLC	64,125	28,585
Oxford Biomedica PLC *	90,000	40,692
Pace Micro Technology PLC *	44,430	86,989
Paypoint PLC	5,867	79,247
Pendragon PLC	119,021	94,878
Photo-Me International PLC	22,753	18,731
Pinewood Shepperton PLC	8,060	39,975
Premier Oil PLC *	19,397	517,425
Protherics PLC *	31,033	35,039
Psion PLC	17,318	34,617
PZ Cussons PLC	32,680	145,925
QXL Ricardo PLC *	4,040	141,054
Rathbone Brothers PLC	7,195	163,071
Raymarine PLC	13,480	59,053
Redrow PLC	32,950	237,348
Regent Inns PLC *	12,166	10,693
Regus Group PLC	198,278	334,370
Renishaw PLC	9,048	119,069
Rensburg Sheppards PLC	4,945	62,268
Restaurant Group PLC	25,822	115,637
RM PLC	11,530	47,391
Robert Walters PLC	17,416	61,949
Robert Wiseman Dairies PLC	9,457	98,256
ROK PLC	20,480	55,965
Rotork PLC	15,924	321,868
Royalblue Group PLC	5,476	107,888
RPC Group PLC	19,627	93,752

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
RPS Group PLC	47,731	$296,123
Savills PLC	18,273	118,830
SCI Entertainment Group PLC *	12,995	64,900
SDL PLC *	10,750	61,975
Senior PLC	136,652	311,697
Serco Group PLC	58,747	574,227
Severfield Rowen PLC	7,892	82,022
Shanks Group PLC	42,010	189,636
Shore Capital Group PLC	82,607	76,752
SIG PLC	15,668	278,428
Skyepharma PLC *	127,235	34,013
SMG PLC *	31,166	8,001
Smiths News PLC	27,259	62,450
Soco International PLC *	11,357	542,719
Spectris PLC	17,256	272,099
Speedy Hire PLC	4,678	82,399
Spirax-Sarco Engineering PLC	28,330	560,311
Spirent Communications PLC, ADR *	107,904	140,323
Spirent Communications PLC *	1,208	6,161
Sportech PLC *	67,000	14,119
Spring Group PLC	29,466	28,219
SSL International PLC	42,217	436,955
St. Ives Group PLC	24,755	127,106
St. Modwen Properties PLC	23,243	202,423
Stagecoach Group PLC	78,051	396,167
Sthree PLC	11,298	45,448
Taylor Nelson Sofres PLC	63,309	261,841
TDG PLC	11,424	49,119
Ted Baker PLC	4,286	46,818
Thorntons PLC	10,805	39,533
Thus Group PLC *	17,980	50,037
Topps Tiles PLC	25,009	83,487
Town Centre Securities PLC	11,969	86,760
TT electronics PLC	25,281	67,420
UK Coal PLC *	38,818	338,702
Ultra Electronics Holdings PLC	6,375	155,423
Umeco PLC	8,762	109,042
Uniq PLC	31,252	132,062
United Business Media PLC	37,925	497,940
UTV Media PLC	5,622	30,997
Vanco PLC *	9,115	32,213
Venture Production PLC	18,606	304,196
Vernalis PLC *	62,378	12,636
Victrex PLC	29,565	415,504
Vislink PLC	22,958	24,555
Vitec Group PLC	8,660	101,839
VT Group PLC	25,669	339,949
W.H. Smith PLC	27,259	178,184
W.S. Atkins PLC	20,825	517,375
Wagon PLC	23,762	13,728
Weir Group PLC	33,017	530,750
Whatman PLC	50,013	194,847

The accompanying notes are an integral part of the financial statements.
142

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
White Young Green PLC	8,638	$69,763
Wilmington Group PLC	8,311	35,068
Wincanton PLC	21,560	178,214
Wolfson Microelectronics PLC *	17,835	86,781
Woolworths Group PLC	94,167	28,599
WSP Group PLC	9,127	129,006
Xaar PLC	8,223	33,811
Yule Catto & Company PLC	83,739	290,779
Zetex PLC	22,571	23,436

		49,025,140

TOTAL COMMON STOCKS (Cost $244,344,479)		$262,570,364

PREFERRED STOCKS - 0.03%
Australia - 0.03%
Village Roadshow, Ltd.	33,387	87,356

TOTAL PREFERRED STOCKS (Cost $81,756)		$87,356

WARRANTS - 0.00%
Hong Kong - 0.00%
Asia Standard International Group, Ltd.
(Expiration Date 08/27/2008, Strike
Price 0.29 HKD) *	312,262	0
Champion Technology Holdings, Ltd.
(Expiration Date 04/16/2009, Strike
Price 1.60 HKD) *	61,887	0
Kantone Holdings, Ltd.
(Expiration Date 01/08/2009, Strike
Price 0.81 HKD) *	141,987	0
Matsunichi Communication Holdings, Ltd.
(Expiration Date 08/28/2010, Strike
Price 6.00 HKD) *	9,300	2,628
Paliburg Holdings, Ltd.
(Expiration Date: 04/10/2017, Strike
Price .21 HKD) *	148,200	114

		2,742
New Zealand - 0.00%
Infratil, Ltd.
(Expiration Date 06/29/2012, Strike
Price 4.12 NZD) *	6,595	2,815
New Zealand Oil & Gas, Ltd.
(Expiration Date 06/30/2008, Strike
Price 1.50 NZD) *	6,394	414

		3,229

TOTAL WARRANTS (Cost $0)		$5,971

RIGHTS - 0.01%
Finland - 0.00%
Finnair Oyj (Expiration Date 12/10/2007,
Strike Price 6.30 EUR) *	4,400	13,582
India - 0.01%
Federal Bank, Ltd. (Expiration Date
01/15/2008, Strike Price 250 INR) *	10,024	16,481

International Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

RIGHTS (continued)
Norway - 0.00%
TTS Marine ASA (Expiration Date
12/06/2007, Strike Price 110 NOK) *	223	$0
Singapore - 0.00%
Hotel Plaza, Ltd. (Expiration Date 12/19/2007,
Strike Price 1.70 SGD) *	20,000	2,486
Jurong Technologies Industrial Corp., Ltd.
(Expiration Date 12/04/2007, Strike Price
0.37 SGD) * (a)	19,200	597

		3,083

United Kingdom - 0.00%
SMG PLC (Expiration Date 12/14/2007, Strike
Price 15 GBP) *	62,332	1,000

TOTAL RIGHTS (Cost $11,086)		$34,146

SHORT TERM INVESTMENTS - 7.72%
John Hancock Cash Investment Trust (c)	$20,518,872	$20,518,872

TOTAL SHORT TERM INVESTMENTS
(Cost $20,518,872)		$20,518,872

REPURCHASE AGREEMENTS - 0.95%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,524,810 on 12/03/2007,
collateralized by $2,050,000
Federal Home Loan Mortgage
Corp., 6.75% due 03/15/2031
(valued at $2,577,875, including
interest)	$2,524,000	$2,524,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,524,000)		$2,524,000

Total Investments (International Small Company Fund)
(Cost $267,480,193) - 107.43%		$285,740,709
Liabilities in Excess of Other Assets - (7.43)%		(19,774,351)

TOTAL NET ASSETS - 100.00%		$265,966,358

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Building Materials & Construction	5.97%
Banking	4.84%
Food & Beverages	4.34%
Business Services	3.90%
Metal & Metal Products	3.83%

The accompanying notes are an integral part of the financial statements.
143

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 90.68%
Austria - 1.06%
Telekom Austria AG	643,120	$18,774,174
Belgium - 1.07%
Belgacom SA	364,750	19,028,047
Cayman Islands - 1.37%
ACE, Ltd.	405,496	24,260,826
China - 0.64%
China Telecom Corp., Ltd. (a)	14,031,589	11,327,867
Denmark - 0.48%
Vestas Wind Systems AS *	90,817	8,576,846
Finland - 1.86%
Stora Enso Oyj, R Shares (a)	977,700	16,160,498
UPM-Kymmene Oyj	801,271	16,918,500

		33,078,998
France - 11.01%
AXA Group SA	811,266	33,060,825
France Telecom SA	1,312,521	49,740,487
Sanofi-Aventis SA	490,066	46,736,321
Thomson SA	1,620,170	25,145,192
Total SA	338,772	27,396,120
Vivendi SA	296,380	13,591,070

		195,670,015
Germany - 6.07%
Bayerische Motoren Werke (BMW) AG	290,394	17,744,163
Deutsche Post AG	611,241	20,820,991
E.ON AG	57,369	11,694,173
Infineon Technologies AG *	683,600	8,167,011
Muenchener Rueckversicherungs-
Gesellschaft AG	115,196	21,026,270
Siemens AG	187,599	28,480,389

		107,932,997
Hong Kong - 1.63%
Hutchison Whampoa, Ltd.	2,428,620	28,998,263
Israel - 1.47%
Check Point Software Technologies, Ltd. *	1,145,490	26,140,082
Italy - 3.26%
Eni SpA	616,170	22,054,906
Mediaset SpA	2,326,479	22,703,893
UniCredito Italiano SpA	1,555,077	13,215,213

		57,974,012
Japan - 7.53%
Aiful Corp. (a)	401,449	7,898,005
Konica Minolta Holdings, Inc.	834,962	15,938,774
Mitsubishi UFJ Financial Group, Inc.	1,827,300	18,045,277
NGK Spark Plug Company, Ltd. (a)	1,217,000	21,641,533
Nissan Motor Company, Ltd.	1,846,600	21,172,761
Promise Company, Ltd. (a)	248,550	7,000,144
Sony Corp.	398,014	21,527,436
USS Company, Ltd.	320,890	20,642,152

		133,866,082

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Netherlands - 6.03%
ING Groep NV	894,282	$34,689,996
Koninklijke (Royal) Philips Electronics NV	504,976	21,020,445
Reed Elsevier NV	1,914,955	35,131,382
Vedior NV	654,220	16,260,259

		107,102,082
Norway - 2.05%
Norske Skogindustrier ASA (a)	1,682,924	12,050,395
Telenor ASA	1,048,381	24,301,924

		36,352,319
Singapore - 3.15%
Flextronics International, Ltd. *	1,557,710	18,630,212
Singapore Telecommunications, Ltd.	8,705,000	23,307,006
Venture Corp., Ltd.	1,614,840	14,105,462

		56,042,680
South Korea - 3.41%
Kookmin Bank, SADR	156,851	11,371,697
KT Corp., SADR	181,994	4,771,883
Samsung Electronics Company, Ltd., GDR	145,464	44,366,520

		60,510,100
Spain - 2.03%
Gamesa Corporacion Tecno SA	103,307	4,684,369
Telefonica SA	935,922	31,353,525

		36,037,894
Sweden - 0.84%
Securitas AB, B Shares	595,658	8,133,642
Securitas Systems AB, B Shares	2,172,308	6,852,290

		14,985,932
Switzerland - 4.60%
Adecco SA	320,710	17,882,449
Nestle SA	40,017	19,240,370
Novartis AG	387,970	22,002,436
Swiss Re	180,633	13,403,276
UBS AG	181,218	9,178,928

		81,707,459
Taiwan - 5.27%
Chunghwa Telecom Company, Ltd., SADR	1,185,645	23,629,905
Compal Electronics, Inc., GDR	2,998,367	16,940,773
Lite-On Technology Corp., GDR (a)	1,148,369	19,862,068
Lite-On Technology Corp.	2,590,818	4,524,297
Mega Financial Holding Company, Ltd.	46,463,000	28,753,101

		93,710,144
Thailand - 0.15%
Advanced Info Service PCL	1,020,700	2,676,439
United Kingdom - 25.70%
Amvescap PLC	490,552	6,339,257
Aviva PLC	1,661,960	23,284,979
BAE Systems PLC	783,913	7,410,727
BP PLC	3,298,392	39,998,580
British Sky Broadcasting Group PLC	1,519,306	19,527,030

The accompanying notes are an integral part of the financial statements.
144

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
United Kingdom (continued)
Centrica PLC	2,839,432	$21,228,377
Compass Group PLC	4,557,957	29,860,121
Fiberweb PLC	343,555	277,229
GlaxoSmithKline PLC	1,422,615	37,587,579
Group 4 Securicor PLC	6,277,380	28,144,468
HBOS PLC	576,070	9,444,766
HSBC Holdings PLC	1,877,170	32,095,329
Kingfisher PLC	3,380,640	10,583,727
Old Mutual PLC (a)	6,929,172	23,997,339
Pearson PLC	1,037,756	15,943,372
Persimmon PLC	143,500	2,353,072
Reed Elsevier PLC	115,404	1,449,586
Rentokil Initial PLC	4,284,007	13,258,989
Royal Bank of Scotland Group PLC	3,276,456	30,936,688
Royal Dutch Shell PLC, B Shares	748,573	30,092,116
Tesco PLC	1,508,370	14,859,859
Unilever PLC	492,711	18,024,897
Vodafone Group PLC	10,727,796	40,144,592

		456,842,679

TOTAL COMMON STOCKS (Cost $1,390,271,512)		$1,611,595,937

SHORT TERM INVESTMENTS - 6.59%
John Hancock Cash Investment Trust (c)	$52,845,734	$52,845,734
Paribas Corp. Time Deposit
4.60% due 12/03/2007	64,295,000	64,295,000

TOTAL SHORT TERM INVESTMENTS
(Cost $117,140,734)		$117,140,734

REPURCHASE AGREEMENTS - 0.00%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$49,016 on 12/03/2007,
collateralized by $50,000 Federal
National Mortgage Association,
5.8% due 02/09/2026 (valued at
$52,500, including interest)	$49,000	$49,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,000)		$49,000

Total Investments (International Value Fund)
(Cost $1,507,461,246) - 97.27%		$1,728,785,671
Other Assets in Excess of Liabilities - 2.73%		48,564,655

TOTAL NET ASSETS - 100.00%		$1,777,350,326

The portfolio had the following five top industry concentrations as of
November 30, 2007 (as a percentage of total net assets):

Telecommunications Equipment & Services	13.86%
Insurance	9.77%
Electronics	8.15%
Financial Services	5.22%
Pharmaceuticals	4.74%

Investment Quality Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 26.08%
Treasury Inflation Protected
Securities (d) - 5.89%
2.375% due 04/15/2011	$10,082,880	$10,513,762
U.S. Treasury Bonds - 15.45%
7.875% due 02/15/2021	7,250,000	9,827,716
8.125% due 08/15/2021	1,600,000	2,222,000
8.125% due 08/15/2019 ****	3,060,000	4,154,905
8.75% due 08/15/2020	7,285,000	10,456,823
8.875% due 02/15/2019	662,000	937,454

		27,598,898
U.S. Treasury Notes - 4.74%
6.50% due 02/15/2010	7,900,000	8,469,661

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $44,240,483)		$46,582,321

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.06%
Federal Home Loan Bank - 1.19%
5.80% due 09/02/2008	2,105,000	2,127,629
Federal Home Loan Mortgage Corp. - 1.69%
4.00% due 11/15/2019	135,265	125,678
5.00% due 03/01/2019 to 12/01/2019	715,248	716,010
6.30% due 03/15/2023	1,372	1,371
6.50% due 04/01/2029 to 08/01/2034	27,404	28,274
6.625% due 09/15/2009	2,030,000	2,130,734
7.50% due 06/01/2010 to 05/01/2028	8,433	8,940

		3,011,007
Federal National Mortgage
Association - 4.95%
3.125% due 12/15/2007	541,000	540,766
4.682% due 05/01/2013	195,726	196,126
4.86% due 01/01/2015	2,939,788	2,970,613
4.874% due 02/01/2013	265,086	268,476
5.00% due 03/01/2019 to 06/01/2019	1,401,280	1,403,717
5.50% due 08/01/2035 to 11/01/2035	1,269,988	1,272,909
5.636% due 12/01/2011	209,252	216,812
5.885% due 11/01/2011	160,594	167,528
6.051% due 03/01/2012 to 05/01/2012	258,690	271,364
6.085% due 10/01/2011	147,732	154,398
6.44% due 02/01/2011	462,806	485,326
6.50% due 09/01/2031	128	132
6.625% due 09/15/2009	850,000	892,180
7.00% due 06/01/2029	471	496

		8,840,843
Government National Mortgage
Association - 0.18%
6.00% due 08/15/2008 to 04/15/2035	90,173	92,411
6.50% due 06/15/2028 to 08/15/2034	56,006	58,268
7.00% due 11/15/2031 to 05/15/2033	165,483	175,365
8.00% due 07/15/2030 to 10/15/2030	3,582	3,877

		329,921

The accompanying notes are an integral part of the financial statements.
145

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Housing & Urban Development - 0.05%
7.498% due 08/01/2011		$81,000	$85,980

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $14,290,925)			$14,395,380

FOREIGN GOVERNMENT OBLIGATIONS - 0.92%
Brazil - 0.92%
Federative Republic of Brazil
10.00% due 01/01/2017	BRL	2,780,000	1,395,660
10.00% due 01/01/2014		460,000	239,767

			1,635,427

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,583,021)			$1,635,427

CORPORATE BONDS - 35.92%
Advertising - 0.01%
R.H. Donnelley Corp.
6.875% due 01/15/2013		$5,000	4,563
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		10,000	9,125

			13,688
Aerospace - 0.07%
Goodrich Corp.
7.10% due 11/15/2027		115,000	131,639
Agriculture - 0.29%
Cargill, Inc.
5.60% due 09/15/2012		485,000	493,403
Case New Holland, Inc.
7.125% due 03/01/2014		10,000	9,975
Mosaic Company
7.375% due 12/01/2014		5,000	5,275
7.625% due 12/01/2016		5,000	5,350

			514,003
Air Travel - 0.43%
American Airlines
3.857% due 07/09/2010		21,120	20,904
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018		118,480	120,258
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017		263,788	265,107
Continental Airlines, Inc., Series A
5.983% due 04/19/2022		30,000	28,875
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021		13,877	14,467
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022		310,000	320,111

			769,722
Aluminum - 0.04%
Alcan, Inc.
6.45% due 03/15/2011		59,000	62,576
Novelis, Inc.
7.25% due 02/15/2015		3,000	2,798

			65,374

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Auto Parts - 0.04%
TRW Automotive, Inc.
7.00% due 03/15/2014	$75,000	$70,125
Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	14,400
United Rentals North America, Inc.
6.50% due 02/15/2012	10,000	9,525

		23,925
Automobiles - 0.13%
DaimlerChrysler N.A. Holding Corp.
8.50% due 01/18/2031	175,000	223,818
General Motors Corp.
8.375% due 07/15/2033	9,000	7,470

		231,288
Banking - 3.95%
Bank of America Corp.
4.375% due 12/01/2010	436,000	435,556
5.42% due 03/15/2017	1,600,000	1,554,402
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	141,186
Citicorp
6.375% due 11/15/2008	231,000	234,039
Export-Import Bank Of Korea
5.50% due 10/17/2012	445,000	452,269
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	119,723
First Union National Bank
7.80% due 08/18/2010	350,000	378,123
HBOS PLC
6.00% due 11/01/2033	210,000	218,229
HSBC Holdings PLC
6.50% due 09/15/2037	375,000	352,945
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	25,211
NBD Bancorp
8.25% due 11/01/2024	270,000	320,866
Republic New York Corp.
9.50% due 04/15/2014	135,000	158,700
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	716,373
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017	165,000	154,836
7.175% due 05/16/2013	250,000	257,125
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	325,043
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	29,911
VTB Capital SA
6.25% due 07/02/2035	150,000	143,835
Wachovia Corp.
5.50% due 08/01/2035	150,000	131,885
5.75% due 06/15/2017	925,000	911,972

		7,062,229

The accompanying notes are an integral part of the financial statements.
146

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.91%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015	$131,000	$131,460
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	9,275
Clear Channel Communications, Inc.
7.65% due 09/15/2010	400,000	400,000
Comcast Cable Communications
8.50% due 05/01/2027	189,000	228,475
Grupo Televisa SA
6.625% due 03/18/2025	62,000	63,386
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,760
7.75% due 07/15/2009	90,000	91,633
7.875% due 07/15/2009	9,000	9,183
8.25% due 02/01/2030	2,000	1,910
News America Holdings, Inc.
7.75% due 01/20/2024	453,000	513,754
Viacom, Inc.
6.625% due 05/15/2011	175,000	182,365

		1,635,201
Building Materials & Construction - 0.09%
Ahern Rentals, Inc.
9.25% due 08/15/2013	20,000	17,100
SCL Terminal Aereo Santiago
6.95% due 07/01/2012	129,562	135,618
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	9,700

		162,418
Business Services - 0.25%
Deluxe Corp.
7.375% due 06/01/2015	50,000	49,625
FedEx Corp., Series 981A
6.72% due 01/15/2022	151,259	166,563
Fiserv, Inc.
6.125% due 11/20/2012	200,000	203,762
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	5,000	4,300
Sungard Data Systems, Inc.
9.125% due 08/15/2013	23,000	23,402

		447,652
Cable & Television - 2.21%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	12,382
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	10,000	8,700
Coleman Cable, Inc.
9.875% due 10/01/2012	15,000	14,250
Comcast Corp.
5.85% due 11/15/2015	350,000	353,570
6.50% due 11/15/2035	175,000	174,812
Cox Communications, Inc.
7.125% due 10/01/2012	458,000	493,717
Cox Enterprises, Inc.
4.375% due 05/01/2008	64,000	63,676

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
CSC Holdings, Inc.
7.625% due 07/15/2018	$21,000	$19,110
DirecTV Holdings LLC
6.375% due 06/15/2015	10,000	9,675
LIN Television Corp.
6.50% due 05/15/2013	5,000	4,725
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	6,615
Mediacom Broadband LLC
8.50% due 10/15/2015	27,000	24,030
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,600
Quebecor Media, Inc.
7.75% due 03/15/2016	15,000	13,987
7.75% due 03/15/2016	5,000	4,662
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	135,105
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,170
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	3,000	3,060
TCI Communications, Inc.
8.75% due 08/01/2015	183,000	215,674
Time Warner Cable, Inc.
5.85% due 05/01/2017	645,000	637,261
Time Warner, Inc.
7.25% due 10/15/2017	60,000	63,961
7.70% due 05/01/2032	552,000	606,646
Viacom, Inc.
6.125% due 10/05/2017	550,000	546,222
6.25% due 04/30/2016	252,000	256,625
7.875% due 07/30/2030	250,000	270,742

		3,947,977
Cellular Communications - 0.44%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	101,934
8.125% due 05/01/2012	56,000	62,921
8.75% due 03/01/2031	217,000	280,493
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	74,169
Dobson Communications Corp.
8.375% due 11/01/2011	15,000	16,088
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	30,714
Vodafone Group PLC
7.75% due 02/15/2010	211,000	223,057

		789,376
Chemicals - 0.39%
Agrium, Inc.
7.125% due 05/23/2036	225,000	245,988
Cytec Industries, Inc.
4.60% due 07/01/2013	135,000	131,362
5.50% due 10/01/2010	90,000	92,700
6.00% due 10/01/2015	200,000	204,604

The accompanying notes are an integral part of the financial statements.
147

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Equistar Chemicals LP
10.625% due 05/01/2011	$5,000	$5,225
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,970
Lyondell Chemical Company
8.00% due 09/15/2014	5,000	5,662
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	4,937

		693,448
Coal - 0.06%
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	11,028
7.375% due 11/01/2016	95,000	97,375

		108,403
Commercial Services - 0.02%
Aramark Services, Inc.
8.50% due 02/01/2015	15,000	15,056
Rental Service Corp.
9.50% due 12/01/2014	15,000	13,913

		28,969
Computers & Business Equipment - 0.14%
Xerox Corp.
5.50% due 05/15/2012	95,000	96,736
6.40% due 03/15/2016	125,000	129,297
7.20% due 04/01/2016	15,000	16,197

		242,230
Containers & Glass - 0.09%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,560
Pactiv Corp.
5.875% due 07/15/2012	135,000	139,969

		156,529
Correctional Facilities - 0.06%
Corrections Corp. of America
6.75% due 01/31/2014	100,000	100,375
Crude Petroleum & Natural Gas - 0.53%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	78,164
Burlington Resources Finance Company
7.40% due 12/01/2031	159,000	190,097
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	19,200
6.625% due 01/15/2016	97,000	94,090
7.50% due 09/15/2013	3,000	3,067
7.625% due 07/15/2013	10,000	10,325
OPTI Canada, Inc.
7.875% due 12/15/2014	10,000	9,750
Petrobras International Finance Company
5.875% due 03/01/2018	510,000	521,475
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	15,750

		941,918

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Domestic Oil - 0.21%
Delta Petroleum Corp.
7.00% due 04/01/2015	$25,000	$21,000
Exco Resources, Inc.
7.25% due 01/15/2011	4,000	3,890
Motiva Enterprises LLC
5.20% due 09/15/2012	148,000	154,974
Valero Energy Corp.
8.75% due 06/15/2030	162,000	198,150
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,910
7.25% due 05/01/2013	3,000	2,925

		383,849
Drugs & Health Care - 0.02%
Allegiance Corp.
7.00% due 10/15/2026	13,000	14,176
Rite Aid Corp.
8.125% due 05/01/2010	18,000	18,000

		32,176
Electrical Utilities - 2.30%
Avista Corp.
9.75% due 06/01/2008	17,000	17,420
Baltimore Gas & Electric Company
6.35% due 10/01/2036	75,000	73,938
Carolina Power & Light Company
6.50% due 07/15/2012	371,000	398,135
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,306
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	127,812
6.15% due 03/15/2012	92,000	95,788
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	12,937
Edison Mission Energy
7.75% due 06/15/2016	20,000	20,200
Enel Finance International SA
6.80% due 09/15/2037	355,000	370,920
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	195,218
Georgia Power Company
5.25% due 12/15/2015	150,000	150,017
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	67,582
Northern States Power Company
6.25% due 06/01/2036	125,000	130,857
6.50% due 03/01/2028	67,000	71,639
NSTAR
8.00% due 02/15/2010	270,000	290,599
Ohio Edison Company
4.00% due 05/01/2008	212,000	210,965
Old Dominion Electric Cooperative
6.25% due 06/01/2011	141,000	151,563
Pacificorp
6.375% due 05/15/2008	135,000	135,693
Pacificorp Australia LLC
6.15% due 01/15/2008	111,000	111,210

The accompanying notes are an integral part of the financial statements.
148

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Potomac Electric Power Company
6.50% due 11/15/2037	$250,000	$255,731
PSEG Power LLC
8.625% due 04/15/2031	154,000	190,691
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	58,627
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	9,975
Southern California Edison Company
6.00% due 01/15/2034	201,000	204,237
TXU Corp., Series P
5.55% due 11/15/2014	26,000	19,958
Union Electric Company
6.40% due 06/15/2017	560,000	594,079
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	101,733
Wisconsin Energy Corp.
6.20% due 04/01/2033	33,000	33,599

		4,105,429
Electronics - 0.13%
Avnet, Inc.
6.625% due 09/15/2016	200,000	209,521
Sanmina-SCI Corp.
8.4444% due 06/15/2010 (b)	15,000	15,000

		224,521
Energy - 0.54%
Abu Dhabi National Energy Company
5.875% due 10/27/2016	110,000	107,444
6.50% due 10/27/2036	375,000	357,277
Aquila, Inc.
9.95 due 02/01/2011	10,000	10,905
11.875% due 07/01/2012	20,000	25,200
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	9,612
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	277,063
Mirant North America LLC
7.375% due 12/31/2013	20,000	20,050
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	24,437
7.375% due 01/15/2017	5,000	4,888
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	127,867

		964,743
Financial Services - 9.67%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	170,000	156,866
American Financial Group, Inc.
7.125% due 04/15/2009	245,000	254,396
American General Finance Corp.
5.375% due 10/01/2012	154,000	153,691
Arch Western Finance LLC
6.75% due 07/01/2013	26,000	25,155
Associates Corp. of North America
8.55% due 07/15/2009	81,000	85,857

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Bear Stearns Companies, Inc.
6.40% due 10/02/2017	$780,000	$762,319
Beneficial Corp.
8.40% due 05/15/2008	47,000	47,897
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	92,965
Capmark Financial Group, Inc.
5.875% due 05/10/2012	330,000	255,804
6.30% due 05/10/2017	90,000	62,029
CIT Group, Inc.
5.00% due 02/01/2015	300,000	266,044
7.625% due 11/30/2012	300,000	302,640
Citigroup, Inc.
4.875% due 05/07/2015	286,000	270,318
5.50% due 08/27/2012	700,000	711,999
6.00% due 08/15/2017	485,000	494,920
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	52,312
5.80% due 06/07/2012	510,000	382,398
6.25% due 05/15/2016	40,000	25,204
Countrywide Home Loan
4.00% due 03/22/2011	105,000	79,858
Discover Financial Services
6.45% due 06/12/2017	300,000	304,108
E*Trade Financial Corp.
7.375% due 09/15/2013	7,000	5,198
8.00% due 06/15/2011	8,000	6,120
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	261,668
Erac USA Finance Company
8.00% due 01/15/2011	534,000	581,779
Farmers Exchange Capital
7.05% due 07/15/2028	350,000	358,186
Ford Motor Credit Company
6.625% due 06/16/2008	20,000	19,669
7.00% due 10/01/2013	21,000	18,341
GATX Financial Corp.
5.50% due 02/15/2012	200,000	205,379
General Electric Capital Corp.
6.125% due 02/22/2011	67,000	70,711
6.75% due 03/15/2032	634,000	725,447
General Motors Acceptance Corp.
8.00% due 11/01/2031	165,000	139,996
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	349,624
5.625% due 01/15/2017	1,310,000	1,274,778
6.75% due 10/01/2037	420,000	417,293
6.875% due 01/15/2011	208,000	220,933
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	172,981
5.875% due 05/01/2013	150,000	152,874
Janus Capital Group, Inc.
6.25% due 06/15/2012	100,000	104,614
JP Morgan Chase & Company
5.15% due 10/01/2015	200,000	192,341
5.375% due 10/01/2012	600,000	603,153

The accompanying notes are an integral part of the financial statements.
149

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
JP Morgan Chase Capital XV
5.875% due 03/15/2035	$467,000	$378,967
KAR Holdings, Inc.
10.00% due 05/01/2015	10,000	9,075
Lazard Group
6.85% due 06/15/2017	660,000	654,534
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027	635,000	642,674
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	850,000	849,805
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	125,000	118,927
6.05% due 05/16/2016	250,000	244,665
6.11% due 01/29/2037	490,000	427,243
6.40% due 08/28/2017	500,000	506,893
Mizuho Financial Group, Cayman
5.79% due 04/15/2014	246,000	257,179
Morgan Stanley
4.75% due 04/01/2014	401,000	382,328
5.55% due 04/27/2017	225,000	218,474
6.25% due 08/28/2017	270,000	274,553
6.75% due 04/15/2011	106,000	111,328
Morgan Stanley Dean Witter
6.60% due 04/01/2012	135,000	141,526
NiSource Finance Corp.
6.40% due 03/15/2018	120,000	124,688
Sun Canada Financial Company
7.25% due 12/15/2015	229,000	258,325
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	162,802
The Bear Stearns Companies, Inc.
6.95% due 08/10/2012	240,000	248,727
United States Bancorp Oregon
7.50% due 06/01/2026	525,000	602,126

		17,282,704
Food & Beverages - 0.63%
Cia Brasileira de Bebidas
8.75% due 09/15/2013	246,000	279,210
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	74,801
6.75% due 09/15/2011	46,000	48,814
Kraft Foods, Inc.
5.625% due 11/01/2011	160,000	163,963
6.50% due 11/01/2031	266,000	266,300
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	9,900
Tyson Foods, Inc.
6.60% due 04/01/2016	125,000	129,647
YUM Brands, Inc.
7.65% due 05/15/2008	147,000	148,527

		1,121,162
Forest Products - 0.21%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	324,757

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Forest Products (continued)
Weyerhaeuser Company (continued)
7.95% due 03/15/2025	$40,000	$42,686

		367,443
Funeral Services - 0.00%
Service Corp. International
7.625% due 10/01/2018	10,000	9,925
Gas & Pipeline Utilities - 0.25%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	127,135
El Paso Corp.
7.00% due 06/15/2017	10,000	10,022
El Paso Natural Gas
5.95% due 04/15/2017	25,000	25,054
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	208,000	223,323
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016	20,000	17,881
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	13,650
8.125% due 03/15/2012	26,000	28,340

		445,405
Healthcare Products - 0.01%
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	10,000	10,000
Healthcare Services - 0.00%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,940
7.25% due 03/15/2015	2,000	1,945

		3,885
Holdings Companies/Conglomerates - 0.05%
General Electric Company
5.25% due 12/06/2017	85,000	84,218
Homebuilders - 0.47%
Centex Corp.
7.875% due 02/01/2011	260,000	254,311
D.R. Horton, Inc.
7.875% due 08/15/2011	370,000	358,678
9.75% due 09/15/2010	14,000	13,708
Pulte Homes, Inc.
7.875% due 08/01/2011	100,000	94,110
8.125% due 03/01/2011	125,000	121,203

		842,010
Hotels & Restaurants - 0.04%
Buffalo Thunder Development Authority
9.375% due 12/15/2014	20,000	18,000
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	59,507

		77,507
Household Products - 0.20%
Procter & Gamble, Series A
9.36% due 01/01/2021	285,474	361,698

The accompanying notes are an integral part of the financial statements.
150

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials - 0.00%
Goodman Global Holding Company, Inc.
7.875% due 12/15/2012	$5,000	$5,125
Insurance - 3.05%
AAG Holding Company, Inc.
6.875% due 06/01/2008	231,000	231,981
ACE Capital Trust II
9.70% due 04/01/2030	248,000	302,645
ACE INA Holdings, Inc.
5.875% due 06/15/2014	125,000	126,381
AIG SunAmerica Global Financing X
6.90% due 03/15/2032	100,000	112,247
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	156,755
Equitable Life Assurance Society
7.70% due 12/01/2015	250,000	287,822
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	495,000	450,609
8.75% due 03/15/2010	294,000	322,436
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	81,000	84,931
Jackson National Life Insurance Company
8.15% due 03/15/2027	377,000	468,416
Liberty Mutual Insurance Company
7.697% due 10/15/2097	700,000	689,779
Metlife, Inc.
5.375% due 12/15/2012	150,000	155,315
5.70% due 06/15/2035	208,000	190,357
Nationwide Mutual Insurance Company
8.25% due 12/01/2031	260,000	329,178
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	63,047
Ohio National Life Insurance Company
8.50% due 05/15/2026	155,000	185,431
Premium Asset Trust
4.125% due 03/12/2009	87,000	84,967
Principal Life Global Funding I
6.125% due 10/15/2033	108,000	112,219
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	144,257
Unitrin, Inc.
6.00% due 05/15/2017	250,000	254,179
UnumProvident Finance Company, PLC
6.85% due 11/15/2015	125,000	130,923
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	55,660
5.60% due 05/15/2015	263,000	264,375
Willis North America, Inc.
6.20% due 03/28/2017	240,000	240,478

		5,444,388
International Oil - 0.17%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033	37,000	37,898
Canadian Oil Sands
7.90% due 09/01/2021	135,000	155,210

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
International Oil (continued)
Newfield Exploration Company
6.625% due 04/15/2016	$10,000	$9,800
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	81,377
6.875% due 05/01/2018	15,000	14,363

		298,648
Leisure Time - 0.11%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	15,713
Harrahs Operating Company, Inc.
5.625% due 06/01/2015	10,000	7,450
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	99,000
OED Corp./ Diamond Jo
8.75% due 04/15/2012	15,000	14,925
Park Place Entertainment Corp.
8.125% due 05/15/2011	24,000	23,760
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	10,050
Station Casinos, Inc.
6.00% due 04/01/2012	5,000	4,537
Wynn Las Vegas Capital Corp.
6.625% due 12/01/2014	5,000	4,850
Wynn Las Vegas LLC
6.625% due 12/01/2014	9,000	8,730

		189,015
Liquor - 0.30%
Constellation Brands, Inc.
7.25% due 09/01/2016	15,000	14,025
7.25% due 05/15/2017	5,000	4,650
Miller Brewing Company
5.50% due 08/15/2013	390,000	395,303
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	118,937

		532,915
Manufacturing - 0.05%
Tyco International Group SA
6.75% due 02/15/2011	85,000	91,964
Medical-Hospitals - 0.29%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	10,100
HCA, Inc.
6.375% due 01/15/2015	20,000	16,600
7.875% due 02/01/2011	20,000	19,450
HCA, Inc., PIK
9.625% due 11/15/2016	20,000	20,800
Quest Diagnostics, Inc.
5.45% due 11/01/2015	125,000	122,320
6.95% due 07/01/2037	180,000	195,336
7.50% due 07/12/2011	100,000	109,211
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	18,850

		512,667

The accompanying notes are an integral part of the financial statements.
151

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Metal & Metal Products - 0.13%
Inco, Ltd.
5.70% due 10/15/2015	$233,000	$236,521
Mining - 0.14%
Corporacion Nacional Del Cobre de Chile -
CODELCO
6.375% due 11/30/2012	200,000	216,999
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	5,337
8.375% due 04/01/2017	25,000	27,000

		249,336

Newspapers - 0.07%
News America Holdings, Inc.
9.25% due 02/01/2013	109,000	128,165
Office Furnishings & Supplies - 0.00%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	5,000	5,064
Paper - 0.14%
Alto Parana SA
6.375% due 06/09/2017	90,000	93,618
Georgia-Pacific Corp.
7.00% due 01/15/2015	30,000	28,800
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	130,161

		252,579

Petroleum Services - 0.32%
Halliburton Company
5.50% due 10/15/2010	192,000	198,234
Noram Energy Corp.
6.50% due 02/01/2008	138,000	138,217
Petroleum Export, Ltd.
5.265% due 06/15/2011	94,976	96,360
Pride International, Inc.
7.375% due 07/15/2014	5,000	5,125
Tesoro Corp.
6.50% due 06/01/2017	135,000	133,313

		571,249

Pharmaceuticals - 0.26%
AmerisourceBergen Corp.
5.875% due 09/15/2015	420,000	424,051
Elan Finance PLC/Elan Finance Corp.
7.75% due 11/15/2011	40,000	39,200
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,600
6.875% due 12/15/2015	5,000	4,600

		472,451

Publishing - 0.06%
Dex Media, Inc.
zero coupon, Step up to 9.00% on
11/15/2008 due 11/15/2013	7,000	6,422
8.00% due 11/15/2013	25,000	23,875
Idearc, Inc.
8.00% due 11/15/2016	40,000	37,400

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Medianews Group, Inc.
6.375% due 04/01/2014	$10,000	$6,400
Scholastic Corp.
5.00% due 04/15/2013	35,000	30,397

		104,494
Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	4,750
Real Estate - 2.27%
AMB Property LP, REIT
5.45% due 12/01/2010	80,000	81,604
7.50% due 06/30/2018	106,000	120,182
AvalonBay Communities, Inc., REIT
5.50% due 01/15/2012	300,000	306,329
Brandywine Operating Partnership, REIT
5.70% due 05/01/2017	285,000	264,936
Developers Diversified Realty Corp., REIT
4.625% due 08/01/2010	55,000	55,350
5.00% due 05/03/2010	25,000	25,391
Duke Realty Corp. LP, REIT
5.25% due 01/15/2010	275,000	279,014
Equity One, Inc., REIT
6.00% due 09/15/2017	235,000	232,863
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	54,199
Health Care Property Investors, Inc., REIT
5.65% due 12/15/2013	150,000	146,787
6.00% due 03/01/2015	175,000	172,689
7.072 due 06/08/2015	67,000	69,578
Healthcare Realty Trust, Inc., REIT
8.125% due 05/01/2011	377,000	414,787
Kimco Realty Corp., REIT
5.584% due 11/23/2015	125,000	123,721
Liberty Property LP, REIT
6.625% due 10/01/2017	100,000	101,315
7.25% due 03/15/2011	195,000	207,975
Realty Income Corp., REIT
6.75% due 08/15/2019	480,000	497,649
Regency Centers LP, REIT
7.95% due 01/15/2011	169,000	184,678
Rouse Company LP, REIT
6.75% due 05/01/2013	15,000	13,993
United Dominion Realty Trust, Inc., REIT
5.25% due 01/15/2016	142,000	140,928
6.05% due 06/01/2013	200,000	206,571
Ventas Realty LP/Ventas Capital Corp., REIT
6.625% due 10/15/2014	95,000	93,813
6.75% due 06/01/2010	2,000	1,990
7.125% due 06/01/2015	3,000	2,985
Westfield Group
5.40% due 10/01/2012	250,000	253,311

		4,052,638
Retail - 0.19%
CVS Lease Pass Through Certificate
5.88% due 01/10/2028	349,665	344,087

The accompanying notes are an integral part of the financial statements.
152

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Grocery - 0.12%
Kroger Company
6.75% due 04/15/2012	$179,000	$192,211
Pathmark Stores, Inc.
8.75% due 02/01/2012	18,000	18,450

		210,661

Retail Trade - 0.43%
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	146,408
Lazy Days RV Center, Inc.
11.75% due 05/15/2012	9,000	7,785
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	625,000	623,543

		777,736

Sanitary Services - 0.01%
Allied Waste North America, Inc.
6.50% due 11/15/2010	5,000	5,006
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	10,000	9,738

		14,744

Semiconductors - 0.01%
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014	25,000	21,813
Software - 0.04%
Intuit, Inc.
5.40% due 03/15/2012	75,000	76,310
Steel - 0.01%
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	15,723
Telecommunications Equipment &
Services - 0.74%
AT&T, Inc.
6.50% due 09/01/2037	400,000	421,333
Bellsouth Corp.
4.75% due 11/15/2012	302,000	299,827
Citizens Communications Company
9.25% due 05/15/2011	22,000	23,815
GCI, Inc.
7.25% due 02/15/2014	15,000	13,575
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	10,000	10,188
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013	17,000	17,170
8.63% due 01/15/2015	7,000	7,053
PanAmSat Corp.
9.00% due 08/15/2014	1,000	1,015
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	365,274
5.875% due 08/15/2012	150,000	156,278

		1,315,528

Telephone - 1.63%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	161,206

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
British Telecommunications PLC
8.625% due 12/15/2010	$156,000	$171,180
Qwest Corp.
7.50% due 10/01/2014	25,000	25,313
Sprint Capital Corp.
7.625% due 01/30/2011	430,000	446,445
8.375% due 03/15/2012	300,000	321,647
8.75% due 03/15/2032	125,000	135,829
Telecom Italia Capital SA
6.00% due 09/30/2034	146,000	140,203
6.20% due 07/18/2011	500,000	514,360
Telefonica Emisones SAU
7.045% due 06/20/2036	175,000	194,466
Verizon Communications, Inc.
5.55% due 02/15/2016	420,000	423,593
8.75% due 11/01/2021	285,000	363,901
Windstream Corp.
8.625% due 08/01/2016	20,000	20,750

		2,918,893
Tobacco - 0.24%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	12,600
Altria Group, Inc.
7.00% due 11/04/2013	269,000	301,797
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	102,342
7.30% due 07/15/2015	6,000	6,389

		423,128
Transportation - 0.25%
DP World, Ltd.
6.85% due 07/02/2037	450,000	449,853

TOTAL CORPORATE BONDS (Cost $65,052,532)		$64,173,609

MUNICIPAL BONDS - 0.46%
Arizona - 0.08%
Phoenix Arizona Civic Improvement Corp.
6.30% due 07/01/2008	135,000	136,571
California - 0.11%
Southern California Public Power Authority Project,
Series B
6.93% due 05/15/2017	175,000	202,347
Florida - 0.09%
Miami Beach Florida Redevelopment Agency Tax
Increment Revenue
8.95% due 12/01/2022	135,000	158,054
Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	15,027
Maryland - 0.02%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	42,183
The accompanying notes are an integral part of the financial statements.
153

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Michigan - 0.10%
Detroit Michigan Downtown Development Authority
6.20% due 07/01/2008	$180,000	$181,993

New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	19,950

New York - 0.04%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	65,000	64,427

TOTAL MUNICIPAL BONDS (Cost $835,116)		$820,552

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.06%
American Tower Trust, Series 2007-1A, Class AFX
5.419% due 04/15/2037	300,000	305,787
Asset Securitization Corp.,
Series 1997-D5, Class A1D
6.85% due 02/14/2043	500,000	518,310
Banc of America Commercial Mortgage, Inc, Series
2006-2, Class A4
5.74% due 05/10/2045 (b)	1,000,000	1,026,004
Banc of America Commercial Mortgage, Inc.,
Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	422,276
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039	405,797	393,391
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	560,000	542,233
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class AM
5.9339% due 09/11/2038 (b)	500,000	494,727
Bear Stearns Commercial Mortgage Securities,
Inc., Series 2005-T20, Class A4A
5.3018% due 10/12/2042 (b)	500,000	495,021
Chase Commercial Mortgage Securities Corp.,
Series 1998-1, Class A2
6.56% due 05/18/2030	236,838	236,524
Chase Commercial Mortgage Securities Corp.,
Series 1998-2, Class A2
6.39% due 11/18/2030	298,468	300,094
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	500,000	497,786
Commercial Mortgage Asset Trust, Series
1999-C1, Class A3
6.64% due 01/17/2032	388,159	394,155
Commercial Mortgage Pass Through Certificates,
Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	491,180
Commercial Mortgage Pass Through Certificates,
Series 2006-C7, Class A4
5.9615% due 06/10/2046 (b)	500,000	514,081
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.55% due 02/15/2039 (b)	1,000,000	1,009,748

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467% due 09/15/2039	$1,000,000	$999,855
CS First Boston Mortgage Securities Corp, Series
2003-C3, Class A5
3.936% due 05/15/2038	500,000	468,786
First Union - Chase Commercial Mortgage,
Series 1999-C2, Class A2
6.645% due 06/15/2031	347,020	351,610
General Electric Capital Assurance Company,
Series 2003-1, Class A5
5.743% due 05/12/2035 (b)	89,275	90,172
Government National Mortgage Association, Series
2006-38, Class XS
2.5919% IO due 09/16/2035 (b)	84,436	7,322
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224% due 04/10/2037 (b)	500,000	495,211
GS Mortgage Securities Corp. II, Series 2006-GG6,
Class A4
5.553% due 04/10/2038 (b)	1,000,000	1,010,094
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.56% due 11/10/2039 (b)	1,200,000	1,209,121
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	305,875
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-CB18, Class A4
5.44% due 06/12/2047	45,000	44,746
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-LDP7, Class A4
6.0656% due 04/15/2045 (b)	1,645,000	1,696,898
JP Morgan Chase Commercial Mortgage
Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	911,342
LB-UBS Commercial Mortgage Trust,
Series 2001-C7, Class A3
5.642% due 12/15/2025	186,106	187,875
LB-UBS Commercial Mortgage Trust,
Series 2002-C1,Class A4
6.462% due 03/15/2031	202,898	213,187
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.0808% due 06/15/2038 (b)	500,000	517,955
Merrill Lynch Mortgage Trust, Series 2005-CIP1,
Class A4
5.047% due 07/12/2038 (b)	500,000	488,988
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6586% due 05/12/2039 (b)	500,000	511,022
Morgan Stanley Capital I, Inc., Series 1998-WF2,
Class A2
6.54% due 07/15/2030 (b)	59,458	59,384
Morgan Stanley Capital I, Inc., Series 1999-WF1,
Class A2
6.21% due 11/15/2031 (b)	318,388	319,099

The accompanying notes are an integral part of the financial statements.
154

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2007-HQ11,
Class A4
5.447% due 02/12/2044 (b)	$1,000,000	$991,389
Morgan Stanley Dean Witter Capital I, Series
2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	282,472
Morgan Stanley Dean Witter Capital I,
Series 2001, Class A4
6.39% due 07/15/2033	113,623	118,302
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	41,864
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1B
6.59% due 03/15/2030	222,400	222,764
Prudential Commercial Mortgage Trust, Series
2003-PWR1, Class A1
3.669% due 02/11/2036	183,501	178,922
Prudential Commercial Mortgage Trust,
Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	391,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,682,560)		$19,756,923

ASSET BACKED SECURITIES - 4.46%
Advanta Business Card Master Trust,
Series 2005-A4, Class A4
4.75% due 01/20/2011	370,000	369,689
AESOP Funding II LLC, Series 2003-4, Class A
2.86% due 08/20/2009	235,000	232,602
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/2011	700,000	695,184
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/2011	415,000	411,911
Carmax Auto Owner Trust, Series 2004-2, Class A4
3.46% due 09/15/2011	263,777	261,218
Chase Manhattan Auto Owner Trust,
Series 2005-B, Class A4
4.88% due 06/15/2012	700,000	700,232
Dominos Pizza Master Issuer LLC,
Series 2007-1, Class A2
5.261% due 04/25/2037	300,000	296,162
Ford Credit Auto Owner Trust, Series 2005-C,
Class A4
4.36% due 06/15/2010	279,000	277,867
Harley-Davidson Motorcycle Trust,
Series 2005-1, Class A2
3.76% due 12/17/2012	347,206	343,530
Honda Auto Receivables Owner Trust,
Series 2005-1, Class A4
3.82% due 05/21/2010	560,688	556,679
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	700,000	700,619
Massachusetts RRB Special Purpose Trust,
Series 1999-1, Class A5
7.03% due 03/15/2012	600,000	618,781

Investment Quality Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Massachusetts RRB Special Purpose Trust,
Series 2001-1, Class A
6.53% due 06/01/2015	$78,443	$83,873
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,988
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	700,000	702,240
Wachovia Auto Owner Trust,
Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	703,035
WFS Financial Owner Trust,
Series 2005-2, Class A4
4.39% due 11/19/2012	290,000	289,245
World Omni Auto Receivables Trust,
Series 2005-A, Class A4
3.82% due 11/12/2011	700,000	694,973

TOTAL ASSET BACKED SECURITIES
(Cost $7,944,623)		$7,972,828

REPURCHASE AGREEMENTS - 11.64%
CSFB Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.63% to be repurchased at
$20,808,025 on 12/03/2007,
collateralized by $30,757,344
Federal National Mortgage
Association, 6.00% due
12/01/2029 (valued at
$21,216,514, including interest)	$20,800,000	$20,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,800,000)		$20,800,000

Total Investments (Investment Quality Bond Fund)
(Cost $174,429,260) - 98.60%		$176,137,040
Other Assets in Excess of Liabilities - 1.40%		2,507,455

TOTAL NET ASSETS - 100.00%		$178,644,495

Large Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.09%
Advertising - 1.62%
Interpublic Group of Companies, Inc. *	207,000	$1,964,430
Omnicom Group, Inc.	93,450	4,555,688

		6,520,118

Apparel & Textiles - 0.62%
Coach, Inc. *	67,000	2,488,380

Auto Parts - 3.27%
BorgWarner, Inc.	61,169	5,909,537
Johnson Controls, Inc.	188,481	7,279,136

		13,188,673

The accompanying notes are an integral part of the financial statements.
155

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Automobiles - 1.09%
PACCAR, Inc.	86,700	$4,387,887
Banking - 1.96%
City National Corp.	26,800	1,726,456
Fifth Third Bancorp	206,095	6,164,301

		7,890,757
Biotechnology - 3.59%
Amgen, Inc. *	26,600	1,469,650
Cephalon, Inc. *	23,103	1,730,877
Genzyme Corp. *	106,502	7,980,195
Millennium Pharmaceuticals, Inc. *	129,500	1,908,830
Millipore Corp. *	16,800	1,375,584

		14,465,136
Broadcasting - 0.99%
News Corp., Class A	189,500	3,992,765
Building Materials & Construction - 1.63%
Masco Corp.	293,878	6,582,867
Business Services - 0.68%
R.H. Donnelley Corp. *	62,224	2,763,990
Cable & Television - 1.83%
Comcast Corp., Class A *	183,100	3,760,874
Viacom, Inc., Class B *	85,900	3,609,518

		7,370,392
Coal - 1.38%
Patriot Coal Corp. *	5,520	186,631
Peabody Energy Corp.	96,800	5,385,952

		5,572,583
Computers & Business Equipment - 1.81%
Dell, Inc. *	152,100	3,732,534
Lexmark International, Inc. *	40,200	1,402,176
Network Appliance, Inc. *	87,100	2,152,241

		7,286,951
Crude Petroleum & Natural Gas - 1.02%
EOG Resources, Inc.	49,700	4,114,166
Drugs & Health Care - 2.27%
Wyeth	186,518	9,158,034
Electrical Utilities - 4.87%
American Electric Power Company, Inc.	82,643	3,939,592
Exelon Corp.	167,613	13,588,386
Northeast Utilities	10,200	322,116
Pepco Holdings, Inc.	64,481	1,811,916

		19,662,010
Energy - 1.22%
Sempra Energy	78,414	4,910,285
Financial Services - 14.63%
Bank of New York Mellon Corp.	172,868	8,290,749
Citigroup, Inc.	325,134	10,826,962
Discover Financial Services	161,756	2,809,702
Federal Home Loan Mortgage Corp.	146,745	5,146,347
JP Morgan Chase & Company	131,399	5,994,422

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Morgan Stanley	197,113	$10,391,797
PNC Financial Services Group, Inc.	45,804	3,353,311
Wells Fargo & Company	375,478	12,176,752

		58,990,042
Food & Beverages - 2.06%
Constellation Brands, Inc., Class A *	140,300	3,304,065
Sysco Corp.	153,700	4,996,787

		8,300,852
Gas & Pipeline Utilities - 1.34%
NiSource, Inc.	98,398	1,821,347
Transocean, Inc. *	26,259	3,605,049

		5,426,396
Healthcare Products - 3.30%
Johnson & Johnson	111,308	7,540,004
Medtronic, Inc.	113,534	5,773,204

		13,313,208
Healthcare Services - 2.06%
DaVita, Inc. *	6,100	377,956
Medco Health Solutions, Inc. *	47,750	4,774,523
UnitedHealth Group, Inc.	57,543	3,164,865

		8,317,344
Holdings Companies/Conglomerates - 3.33%
General Electric Company	351,100	13,443,619
Household Products - 0.88%
Fortune Brands, Inc.	46,500	3,564,225
Insurance - 2.57%
AFLAC, Inc.	97,300	6,094,872
Hartford Financial Services Group, Inc.	44,638	4,254,894

		10,349,766
International Oil - 1.71%
Chevron Corp.	33,400	2,931,518
Exxon Mobil Corp.	44,469	3,964,856

		6,896,374
Internet Software - 1.68%
Symantec Corp. *	381,788	6,795,826
Investment Companies - 0.24%
The Blackstone Group LP (a)	44,069	969,518
Leisure Time - 1.53%
Carnival Corp. (a)	135,199	6,100,179
Royal Caribbean Cruises, Ltd.	1,300	52,728

		6,152,907
Life Sciences - 0.42%
Pharmaceutical Product Development, Inc.	39,900	1,689,366
Liquor - 0.76%
Anheuser-Busch Companies, Inc.	57,900	3,052,488
Manufacturing - 2.61%
Harley-Davidson, Inc.	40,300	1,935,206

The accompanying notes are an integral part of the financial statements.
156

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Illinois Tool Works, Inc.	154,748	$8,588,514

		10,523,720
Petroleum Services - 2.30%
ENSCO International, Inc.	54,200	2,918,670
Halliburton Company	174,000	6,370,140

		9,288,810
Pharmaceuticals - 5.93%
Allergan, Inc.	138,726	9,300,191
Bristol-Myers Squibb Company	115,099	3,410,383
Merck & Company, Inc.	146,000	8,666,560
Schering-Plough Corp.	81,700	2,557,210

		23,934,344
Publishing - 0.50%
McGraw-Hill Companies, Inc.	40,800	2,002,464
Railroads & Equipment - 2.01%
Burlington Northern Santa Fe Corp.	97,150	8,113,968
Retail Trade - 2.30%
Chico's FAS, Inc. *	121,600	1,375,296
Costco Wholesale Corp.	60,290	4,063,546
Target Corp.	63,900	3,837,834

		9,276,676
Semiconductors - 6.06%
Analog Devices, Inc.	199,800	6,149,844
Intel Corp.	462,400	12,059,392
Linear Technology Corp. (a)	90,900	2,768,814
Xilinx, Inc.	158,691	3,475,333

		24,453,383
Software - 3.62%
Intuit, Inc. *	97,100	2,846,972
Microsoft Corp.	313,489	10,533,230
Red Hat, Inc. *	60,700	1,215,214

		14,595,416
Telephone - 3.19%
AT&T, Inc.	149,074	5,696,118
Sprint Nextel Corp.	463,027	7,186,179

		12,882,297
Trucking & Freight - 2.21%
FedEx Corp.	67,183	6,615,510
Ryder Systems, Inc.	53,100	2,302,416

		8,917,926

TOTAL COMMON STOCKS (Cost $376,725,506)		$391,605,929

SHORT TERM INVESTMENTS - 2.33%
John Hancock Cash Investment Trust (c)	$9,401,169	$9,401,169

TOTAL SHORT TERM INVESTMENTS
(Cost $9,401,169)		$9,401,169

Large Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.25%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$9,070,909 on 12/03/2007,
collateralized by $8,940,000
Federal National Mortgage
Association, 6.125% due
07/17/2013 (valued at $9,252,900,
including interest)	$9,068,000	$9,068,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,068,000)		$9,068,000

Total Investments (Large Cap Fund)
(Cost $395,194,675) - 101.67%		$410,075,098
Liabilities in Excess of Other Assets - (1.67)%		(6,742,945)

TOTAL NET ASSETS - 100.00%		$403,332,153

Large Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.42%
Aerospace - 1.94%
Lockheed Martin Corp.	6,520	$721,569
Northrop Grumman Corp.	98,000	7,721,420
Raytheon Company	46,000	2,845,100

		11,288,089
Banking - 1.06%
Bank of America Corp.	103,000	4,751,390
East West Bancorp, Inc.	52,000	1,401,400

		6,152,790
Biotechnology - 1.12%
Biogen Idec, Inc. *	88,000	6,522,560
Business Services - 1.16%
Cadence Design Systems, Inc. *	51,000	846,600
Computer Sciences Corp. *	52,000	2,746,640
Electronic Data Systems Corp.	16,000	324,160
R.R. Donnelley & Sons Company	77,000	2,822,820

		6,740,220
Cellular Communications - 0.06%
Telephone & Data Systems, Inc.	6,000	373,500
Chemicals - 2.30%
Dow Chemical Company	71,000	2,977,740
E.I. Du Pont de Nemours & Company	109,000	5,030,350
FMC Corp.	98,000	5,362,560

		13,370,650
Computers & Business Equipment - 4.87%
EMC Corp. *	253,000	4,875,310
Hewlett-Packard Company	110,000	5,627,600
International Business Machines Corp.	78,000	8,204,040
Juniper Networks, Inc. *	203,000	6,033,160

The accompanying notes are an integral part of the financial statements.
157

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Xerox Corp. *	210,000	$3,544,800

		28,284,910
Cosmetics & Toiletries - 0.44%
Colgate-Palmolive Company	32,000	2,562,560
Crude Petroleum & Natural Gas - 5.16%
Marathon Oil Corp.	157,000	8,776,300
Noble Energy, Inc.	87,000	6,267,480
Occidental Petroleum Corp.	151,000	10,535,270
Sunoco, Inc.	66,000	4,428,600

		30,007,650
Domestic Oil - 1.01%
Frontier Oil Corp.	133,000	5,878,600
Electrical Utilities - 0.49%
CMS Energy Corp.	162,000	2,823,660
Electronics - 2.63%
Agilent Technologies, Inc. *	46,000	1,740,180
Arrow Electronics, Inc. *	139,000	5,144,390
L-3 Communications Holdings, Inc.	60,000	6,639,000
Synopsys, Inc. *	72,000	1,771,920

		15,295,490
Energy - 1.01%
NRG Energy, Inc. *	138,000	5,849,820
Financial Services - 5.67%
Citigroup, Inc.	48,000	1,598,400
Goldman Sachs Group, Inc.	42,000	9,518,880
JP Morgan Chase & Company	363,000	16,560,060
Nasdaq Stock Market, Inc. *	122,000	5,289,920

		32,967,260
Food & Beverages - 0.93%
H.J. Heinz Company	114,000	5,392,200
Healthcare Services - 3.59%
Humana, Inc. *	45,000	3,466,350
Laboratory Corp. of America Holdings *	25,000	1,816,750
McKesson Corp.	91,000	6,072,430
Medco Health Solutions, Inc. *	15,000	1,499,850
WellPoint, Inc. *	95,000	7,999,950

		20,855,330
Holdings Companies/Conglomerates - 4.11%
General Electric Company	446,000	17,077,340
Loews Corp.	142,000	6,786,180

		23,863,520
Hotels & Restaurants - 1.76%
McDonald's Corp.	175,000	10,232,250
Industrial Machinery - 4.49%
AGCO Corp. *	97,000	6,687,180
Deere & Company	57,000	9,792,600
Parker-Hannifin Corp.	71,000	5,639,530

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Terex Corp. *	62,000	$3,995,900

		26,115,210
Insurance - 13.26%
ACE, Ltd.	123,000	7,359,090
Aetna, Inc.	110,000	6,146,800
Allstate Corp.	40,000	2,044,800
American International Group, Inc.	262,000	15,230,060
Chubb Corp.	143,000	7,800,650
HCC Insurance Holdings, Inc.	33,000	1,014,420
MBIA, Inc.	101,000	3,687,510
MetLife, Inc.	130,000	8,526,700
Prudential Financial, Inc.	71,000	6,683,940
SAFECO Corp.	67,000	3,866,570
The Travelers Companies, Inc.	163,000	8,656,930
XL Capital, Ltd., Class A	103,000	6,028,590

		77,046,060
International Oil - 13.03%
Chevron Corp.	240,000	21,064,800
ConocoPhillips	204,000	16,328,160
Exxon Mobil Corp.	430,000	38,338,800

		75,731,760
Leisure Time - 1.47%
Walt Disney Company	258,000	8,552,700
Manufacturing - 1.80%
Honeywell International, Inc.	106,000	6,001,720
SPX Corp.	44,000	4,477,440

		10,479,160
Office Furnishings & Supplies - 0.12%
Steelcase, Inc. Class A	47,000	711,110
Paper - 1.02%
International Paper Company	176,000	5,940,000
Petroleum Services - 3.28%
ENSCO International, Inc.	92,000	4,954,200
Tesoro Corp.	90,000	4,426,200
Tidewater, Inc.	80,000	3,911,200
Valero Energy Corp.	89,000	5,791,230

		19,082,830
Pharmaceuticals - 6.90%
AmerisourceBergen Corp.	107,000	4,854,590
Eli Lilly & Company	151,000	7,995,450
Merck & Company, Inc.	132,000	7,835,520
Pfizer, Inc.	817,000	19,411,920

		40,097,480
Railroads & Equipment - 0.86%
CSX Corp.	119,000	4,998,000
Retail Grocery - 1.13%
The Kroger Company	229,000	6,583,750
Retail Trade - 1.14%
BJ's Wholesale Club, Inc. *	24,000	898,800

The accompanying notes are an integral part of the financial statements.
158

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
RadioShack Corp. (a)	308,000	$5,698,000

		6,596,800
Sanitary Services - 1.05%
Republic Services, Inc.	76,000	2,520,920
Waste Management, Inc.	105,000	3,603,600

		6,124,520
Semiconductors - 3.24%
Integrated Device Technology, Inc. *	148,000	1,795,240
Intersil Corp., Class A	170,000	4,239,800
KLA-Tencor Corp.	91,000	4,375,280
Novellus Systems, Inc. *	196,000	5,097,960
Teradyne, Inc. *	305,000	3,321,450

		18,829,730
Software - 1.06%
BMC Software, Inc. *	12,335	408,042
CA, Inc.	35,000	857,150
Compuware Corp. *	175,000	1,445,500
Novell, Inc. *	248,000	1,740,960
Oracle Corp. *	83,441	1,683,839

		6,135,491
Steel - 1.03%
United States Steel Corp.	61,000	5,959,700
Telecommunications Equipment &
Services - 0.83%
ADC Telecommunications, Inc. *	290,000	4,802,400
Telephone - 3.08%
AT&T, Inc.	211,000	8,062,310
CenturyTel, Inc.	123,000	5,243,490
Qwest Communications International, Inc. *	692,000	4,587,960

		17,893,760
Toys, Amusements & Sporting Goods - 0.52%
Hasbro, Inc.	108,000	2,999,160
Transportation - 0.80%
Overseas Shipholding Group, Inc.	65,000	4,654,000

TOTAL COMMON STOCKS (Cost $526,652,599)		$577,794,680

SHORT TERM INVESTMENTS - 1.00%
John Hancock Cash Investment Trust	$5,785,587	$5,785,587

TOTAL SHORT TERM INVESTMENTS
(Cost $5,785,587)		$5,785,587

Large Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$1,635,525 on 12/03/2007,
collateralized by $1,620,000
Federal National Mortgage
Association, 6% due 12/02/2021
(valued at $1,670,625, including
interest)	$1,635,000	$1,635,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,635,000)		$1,635,000

Total Investments (Large Cap Value Fund)
(Cost $534,073,186) - 100.70%		$585,215,267
Liabilities in Excess of Other Assets - (0.70)%		(4,050,627)

TOTAL NET ASSETS - 100.00%		$581,164,640

Mid Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.55%
Advertising - 0.68%
Getty Images, Inc. *	18,289	$533,124
Lamar Advertising Company, Class A *	31,521	1,639,407
ValueClick, Inc. *	38,707	915,034

		3,087,565
Aerospace - 0.45%
Alliant Techsystems, Inc. *	12,959	1,514,000
Sequa Corp., Class A *	2,824	494,059

		2,008,059
Air Travel - 0.26%
Airtran Holdings, Inc. *	35,346	300,087
Alaska Air Group, Inc. *	15,615	395,528
JetBlue Airways Corp. *	69,453	486,171

		1,181,786
Apparel & Textiles - 1.25%
Guess?, Inc.	21,058	988,252
Hanesbrands, Inc. *	36,991	1,044,256
Mohawk Industries, Inc. * (a)	21,266	1,710,637
Phillips-Van Heusen Corp.	21,784	924,077
The Warnaco Group, Inc. *	17,553	647,706
Timberland Company, Class A *	19,388	315,637

		5,630,565
Auto Parts - 1.41%
ArvinMeritor, Inc.	27,881	281,877
BorgWarner, Inc.	22,350	2,159,233
Federal Signal Corp.	18,500	212,750
Gentex Corp.	55,454	1,099,098
Lear Corp. *	29,738	875,487
Modine Manufacturing Company	12,691	258,135

The accompanying notes are an integral part of the financial statements.
159

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
O'Reilly Automotive, Inc. *	44,302	$1,455,764

		6,342,344
Auto Services - 0.36%
Avis Budget Group, Inc. *	40,032	601,681
Copart, Inc. *	27,821	1,039,392

		1,641,073
Banking - 3.37%
Associated Banc-Corp.	49,033	1,334,188
Astoria Financial Corp.	31,723	794,344
Bank of Hawaii Corp.	19,073	993,131
Cathay General Bancorp, Inc.	19,275	558,589
City National Corp.	15,792	1,017,321
Colonial Bancgroup, Inc.	59,158	941,795
Cullen Frost Bankers, Inc.	22,790	1,198,982
First Community Bancorp	10,214	459,528
First Niagara Financial Group, Inc.	40,649	505,267
FirstMerit Corp.	31,046	639,858
New York Community Bancorp, Inc.	121,078	2,253,262
SVB Financial Group *	13,266	682,934
TCF Financial Corp.	42,120	817,549
Washington Federal, Inc.	33,702	790,986
Webster Financial Corp.	21,080	710,185
WestAmerica Bancorp	11,470	539,205
Wilmington Trust Corp.	26,232	937,007

		15,174,131
Biotechnology - 1.93%
Affymetrix, Inc. *	26,426	550,982
Cephalon, Inc. *	25,794	1,932,487
Charles River Laboratories International, Inc. *	26,197	1,664,295
Invitrogen Corp. *	17,865	1,733,084
Millennium Pharmaceuticals, Inc. *	123,622	1,822,188
Techne Corp. *	15,244	993,147

		8,696,183
Broadcasting - 0.16%
Belo Corp., Class A	33,907	561,500
Entercom Communications Corp.	10,198	166,125

		727,625
Building Materials & Construction - 1.00%
Dycom Industries, Inc. *	15,819	445,147
Granite Construction, Inc.	13,594	557,626
KBR, Inc. *	65,192	2,595,945
RPM International, Inc.	46,748	890,549

		4,489,267
Business Services - 5.32%
Acxiom Corp.	26,678	328,673
Alliance Data Systems Corp. *	30,371	2,359,827
Brinks Company	18,709	1,197,002
Cadence Design Systems, Inc. *	107,065	1,777,279
ChoicePoint, Inc. *	28,993	1,097,385
Corporate Executive Board Company	13,953	936,107

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
CSG Systems International, Inc. *	16,413	$271,963
Deluxe Corp.	20,138	636,159
DST Systems, Inc. *	20,561	1,742,545
Dun & Bradstreet Corp.	22,701	2,025,610
Fair Isaac Corp.	22,039	814,561
Gartner Group, Inc., Class A *	26,866	507,499
Global Payments, Inc.	31,226	1,349,588
Harte-Hanks, Inc.	19,090	320,712
Kelly Services, Inc., Class A	9,067	172,726
Korn/Ferry International *	18,659	321,495
Manpower, Inc.	32,652	1,995,037
MPS Group, Inc. *	39,259	435,775
Navigant Consulting Company *	17,206	223,334
NCR Corp. *	69,633	1,667,014
Rollins, Inc.	11,009	324,105
Sotheby's	25,542	956,548
SRA International, Inc., Class A *	16,335	446,599
URS Corp. *	31,100	1,787,939
Wind River Systems, Inc. *	29,539	301,593

		23,997,075
Cellular Communications - 0.71%
RF Micro Devices, Inc. *	108,000	624,240
Telephone & Data Systems, Inc.	41,099	2,558,413

		3,182,653
Chemicals - 4.40%
Airgas, Inc.	30,564	1,512,307
Albemarle Corp.	30,588	1,350,154
Cabot Corp.	26,117	898,947
CF Industries Holdings, Inc.	18,400	1,674,032
Chemtura Corp.	93,203	699,023
Cytec Industries, Inc.	16,197	993,524
Ferro Corp.	16,757	355,081
FMC Corp.	29,353	1,606,196
Lubrizol Corp.	26,644	1,708,946
Lyondell Chemical Company	97,775	4,614,980
Minerals Technologies, Inc.	7,436	497,468
Olin Corp.	28,509	596,979
Sensient Technologies Corp.	18,176	502,930
Terra Industries, Inc. *	35,437	1,338,810
The Scotts Company, Class A	16,930	624,886
Valspar Corp.	38,793	874,394

		19,848,657
Coal - 0.46%
Arch Coal, Inc.	55,205	2,090,061
Colleges & Universities - 0.64%
Career Education Corp. *	35,186	1,010,894
Corinthian Colleges, Inc. *	32,636	569,825
ITT Educational Services, Inc. *	11,524	1,303,825

		2,884,544

The accompanying notes are an integral part of the financial statements.
160

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 2.13%
3Com Corp. *	154,120	$664,257
Avocent Corp. *	19,492	485,351
Diebold, Inc.	25,382	861,973
Ingram Micro, Inc., Class A *	56,378	1,121,922
Jack Henry & Associates, Inc.	30,311	811,122
Metavante Technologies, Inc. *	34,200	779,076
National Instruments Corp.	22,100	737,477
Palm, Inc. * (a)	40,143	279,797
Parametric Technology Corp. *	44,306	739,910
Tech Data Corp. *	21,306	801,319
Western Digital Corp. *	84,486	2,334,348

		9,616,552
Construction & Mining Equipment - 0.54%
Joy Global, Inc.	41,682	2,417,556
Construction Materials - 0.86%
Louisiana-Pacific Corp.	40,276	619,445
Martin Marietta Materials, Inc. (a)	16,124	2,169,484
Vulcan Materials Company (a)	12,021	1,067,468

		3,856,397
Containers & Glass - 0.49%
Packaging Corp. of America	35,763	1,011,735
Sonoco Products Company	38,890	1,181,478

		2,193,213
Cosmetics & Toiletries - 0.18%
Alberto-Culver Company	32,483	830,265
Crude Petroleum & Natural Gas - 3.57%
Bill Barrett Corp. *	12,920	498,712
Cimarex Energy Company	32,066	1,238,710
Forest Oil Corp. *	33,939	1,597,848
Newfield Exploration Company *	50,130	2,498,980
Patterson-UTI Energy, Inc.	60,420	1,138,917
Pioneer Natural Resources Company	46,811	2,086,366
Plains Exploration & Production Company *	54,944	2,769,749
Quicksilver Resources, Inc. *	19,666	995,100
Southwestern Energy Company *	65,671	3,268,446

		16,092,828
Domestic Oil - 1.11%
Denbury Resources, Inc. *	47,080	2,510,306
Encore Aquisition Company *	20,519	667,893
Frontier Oil Corp.	41,332	1,826,874

		5,005,073
Drugs & Health Care - 0.21%
Perrigo Company	29,999	926,969
Educational Services - 0.50%
DeVry, Inc.	23,039	1,266,684
Strayer Education, Inc.	5,593	1,011,550

		2,278,234
Electrical Equipment - 0.86%
AMETEK, Inc.	41,294	1,816,936

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Hubbell, Inc., Class B	22,877	$1,256,634
Varian, Inc. *	11,771	824,558

		3,898,128
Electrical Utilities - 4.19%
Alliant Energy Corp.	43,182	1,792,917
Black Hills Corp.	14,563	606,695
DPL, Inc.	43,807	1,326,476
Great Plains Energy, Inc.	33,215	985,821
Hawaiian Electric Industries, Inc.	31,836	737,003
IDACORP, Inc.	17,091	600,919
Northeast Utilities	59,757	1,887,126
NSTAR	41,204	1,442,140
OGE Energy Corp.	35,398	1,260,169
PNM Resources, Inc.	29,600	656,528
Puget Energy, Inc.	45,146	1,267,248
Quanta Services, Inc. *	65,494	1,793,226
Sierra Pacific Resources	85,499	1,470,583
Westar Energy, Inc.	35,291	914,390
Wisconsin Energy Corp.	45,116	2,158,349

		18,899,590
Electronics - 3.06%
Amphenol Corp., Class A	68,669	2,976,801
Arrow Electronics, Inc. *	47,740	1,766,857
Avnet, Inc. *	57,819	1,994,756
DRS Technologies, Inc.	15,862	939,189
Imation Corp.	13,189	264,703
Kemet Corp. *	32,310	200,322
Mentor Graphics Corp. *	34,556	376,315
Synopsys, Inc. *	55,908	1,375,896
Teleflex, Inc.	15,193	916,594
Thomas & Betts Corp. *	19,565	1,063,553
Vishay Intertechnology, Inc. *	71,888	897,881
Zebra Technologies Corp., Class A *	26,639	1,027,466

		13,800,333
Energy - 1.62%
Energen Corp.	27,700	1,765,598
Energy East Corp.	61,061	1,687,726
MDU Resources Group, Inc.	70,255	1,917,259
SCANA Corp.	45,007	1,917,748

		7,288,331
Financial Services - 2.56%
AmeriCredit Corp. *	44,171	506,641
Broadridge Financial Solutions, Inc.	53,706	1,222,886
Eaton Vance Corp.	47,680	2,086,477
Fidelity National Financial, Inc., Class A	85,223	1,331,183
GATX Corp.	19,845	734,860
IndyMac Bancorp, Inc. (a)	28,420	271,411
Jefferies Group, Inc.	43,207	1,104,371
MoneyGram International, Inc.	31,970	493,617
Raymond James Financial, Inc.	36,392	1,182,012
SEI Investments Company	49,104	1,523,206

The accompanying notes are an integral part of the financial statements.
161

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Waddell & Reed Financial, Inc., Class A	32,327	$1,104,937

		11,561,601
Food & Beverages - 1.49%
Corn Products International, Inc.	28,673	1,127,709
Hansen Natural Corp. *	22,818	990,530
Hormel Foods Corp.	27,915	1,109,621
J.M. Smucker Company	22,187	1,090,047
PepsiAmericas, Inc.	22,849	773,439
Smithfield Foods, Inc. *	45,057	1,353,963
Tootsie Roll Industries, Inc.	10,400	256,256

		6,701,565
Forest Products - 0.31%
Rayonier, Inc.	30,031	1,392,838
Funeral Services - 0.33%
Service Corporation International	110,700	1,470,096
Furniture & Fixtures - 0.04%
Furniture Brands International, Inc. (a)	18,647	188,894
Gas & Pipeline Utilities - 2.01%
AGL Resources, Inc.	29,973	1,111,399
Aquila, Inc. *	144,595	572,596
Equitable Resources, Inc.	46,929	2,480,667
National Fuel Gas Company	32,232	1,535,855
ONEOK, Inc.	40,077	1,863,580
Vectren Corp.	29,519	866,678
WGL Holdings, Inc.	19,023	628,520

		9,059,295
Healthcare Products - 5.01%
Advanced Medical Optics, Inc. * (a)	23,324	588,231
Beckman Coulter, Inc.	23,880	1,689,032
DENTSPLY International, Inc.	58,639	2,508,576
Edwards Lifesciences Corp. *	22,096	1,092,647
Gen-Probe, Inc. *	20,421	1,365,961
Henry Schein, Inc. *	34,358	2,032,276
Hillenbrand Industries, Inc.	23,895	1,286,507
Hologic, Inc. *	44,500	2,954,355
Intuitive Surgical, Inc. *	14,563	4,772,004
Kinetic Concepts, Inc. *	20,700	1,213,848
ResMed, Inc. *	29,892	1,369,054
STERIS Corp.	25,069	700,929
Ventana Medical Systems, Inc. *	11,286	1,002,423

		22,575,843
Healthcare Services - 2.24%
Apria Healthcare Group, Inc. *	16,865	365,464
Cerner Corp. *	25,315	1,512,571
Covance, Inc. *	24,576	2,146,222
Health Net, Inc. *	42,920	2,085,054
Kindred Healthcare, Inc. *	12,312	302,506
Lincare Holdings, Inc. *	32,753	1,119,825
Omnicare, Inc.	46,923	1,195,598
Psychiatric Solutions, Inc. *	20,958	765,596

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
WellCare Health Plans, Inc. *	16,089	$626,023

		10,118,859
Homebuilders - 0.66%
Hovnanian Enterprises, Inc., Class A * (a)	14,159	107,042
M.D.C. Holdings, Inc.	13,440	475,642
NVR, Inc. * (a)	2,099	1,032,708
Ryland Group, Inc.	16,143	371,289
Toll Brothers, Inc. *	48,981	1,012,437

		2,999,118
Hotels & Restaurants - 1.13%
Bob Evans Farms, Inc.	13,640	420,658
Boyd Gaming Corp.	21,655	838,482
Brinker International, Inc.	40,565	934,212
CBRL Group, Inc.	9,436	315,728
Chipotle Mexican Grill, Inc., Class A * (a)	12,500	1,664,375
Ruby Tuesday, Inc.	19,936	261,361
The Cheesecake Factory, Inc. *	27,835	648,277

		5,083,093
Household Products - 1.10%
Blyth, Inc.	9,900	194,733
Church & Dwight, Inc.	25,425	1,426,851
Energizer Holdings, Inc. *	21,974	2,496,905
Tupperware Brands Corp.	23,828	831,121

		4,949,610
Industrial Machinery - 4.46%
AGCO Corp. *	35,285	2,432,548
Cameron International Corp. *	41,929	3,909,041
Crane Company	19,554	878,757
Donaldson Company, Inc.	27,537	1,288,181
Flowserve Corp.	21,998	2,069,792
FMC Technologies, Inc. *	49,986	2,778,222
Graco, Inc.	25,320	942,917
Grant Prideco, Inc. *	49,484	2,380,180
IDEX Corp.	31,398	1,120,909
Kennametal, Inc.	15,031	1,173,169
Lincoln Electric Holdings, Inc.	16,542	1,154,135

		20,127,851
Industrials - 0.86%
Fastenal Company	48,794	1,934,194
Harsco Corp.	32,476	1,950,833

		3,885,027
Insurance - 3.95%
American Financial Group, Inc.	28,999	847,351
Arthur J. Gallagher & Company	36,765	966,184
Brown & Brown, Inc.	43,853	1,078,784
Commerce Group, Inc.	17,531	630,239
Everest Re Group, Ltd.	24,386	2,558,823
First American Corp.	36,942	1,262,677
Hanover Insurance Group, Inc.	20,017	902,767
HCC Insurance Holdings, Inc.	43,439	1,335,315

The accompanying notes are an integral part of the financial statements.
162

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Horace Mann Educators Corp.	16,644	$325,557
Mercury General Corp.	13,721	711,983
Old Republic International Corp.	89,335	1,340,918
PMI Group, Inc.	33,375	441,551
Protective Life Corp.	27,059	1,119,701
Radian Group, Inc. (a)	31,014	351,699
Stancorp Financial Group, Inc.	20,390	1,062,115
Unitrin, Inc.	20,230	935,840
W.R. Berkley Corp.	63,576	1,944,154

		17,815,658
Internet Retail - 0.10%
Netflix, Inc. * (a)	19,048	440,009
Internet Software - 1.21%
CheckFree Corp. *	34,053	1,620,923
Digital River, Inc. *	15,483	598,728
F5 Networks, Inc. *	32,494	858,491
McAfee, Inc. *	61,541	2,397,022

		5,475,164
Leisure Time - 0.54%
Callaway Golf Company	27,328	466,216
International Speedway Corp., Class A	12,046	513,280
Life Time Fitness, Inc. *	12,215	663,519
Scientific Games Corp., Class A *	25,036	810,916

		2,453,931
Life Sciences - 0.38%
Pharmaceutical Product Development, Inc.	40,308	1,706,641
Manufacturing - 1.98%
Carlisle Companies, Inc.	24,063	957,948
Lancaster Colony Corp.	8,433	324,839
Mine Safety Appliances Company	11,319	554,744
Nordson Corp.	13,024	687,667
Pentair, Inc.	38,492	1,305,649
Roper Industries, Inc.	34,171	2,168,150
SPX Corp.	21,014	2,138,385
Trinity Industries, Inc.	31,287	791,874

		8,929,256
Medical-Hospitals - 1.10%
Community Health Systems, Inc. *	36,990	1,236,206
Health Management Associates, Inc., Class A *	93,536	636,980
LifePoint Hospitals, Inc. *	22,396	708,610
Universal Health Services, Inc., Class B	20,795	1,059,505
VCA Antech, Inc. *	32,402	1,329,454

		4,970,755
Metal & Metal Products - 0.99%
Commercial Metals Company	46,176	1,427,300
Matthews International Corp., Class A	12,076	533,035
Reliance Steel & Aluminum Company	25,602	1,320,807
Timken Company	36,608	1,167,429

		4,448,571

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 0.32%
Cleveland-Cliffs, Inc.	15,827	$1,427,595
Mobile Homes - 0.10%
Thor Industries, Inc. (a)	13,339	470,200
Newspapers - 0.45%
Lee Enterprises, Inc.	15,323	214,522
Washington Post Company, Class B	2,236	1,803,334

		2,017,856
Office Furnishings & Supplies - 0.29%
Herman Miller, Inc.	23,727	651,306
HNI Corp. (a)	18,489	675,403

		1,326,709
Paper - 0.15%
Potlatch Corp.	15,059	691,359
Petroleum Services - 1.70%
Exterran Holdings, Inc. *	25,379	2,031,335
Helmerich & Payne, Inc.	39,836	1,376,334
Pride International, Inc. *	64,338	2,121,224
Superior Energy Services, Inc. *	31,426	1,096,767
Tidewater, Inc.	21,514	1,051,820

		7,677,480
Pharmaceuticals - 1.30%
Endo Pharmaceutical Holdings, Inc. *	51,707	1,417,289
Medicis Pharmaceutical Corp., Class A	21,536	579,318
Par Pharmaceutical Companies, Inc. *	13,686	263,319
PDL BioPharma, Inc. *	45,071	798,207
Sepracor, Inc. *	41,398	1,098,289
Valeant Pharmaceuticals International *	35,470	409,679
Vertex Pharmaceuticals, Inc. *	50,832	1,290,624

		5,856,725
Publishing - 0.45%
American Greetings Corp., Class A	21,466	499,299
John Wiley & Sons, Inc., Class A	17,237	726,540
Media General, Inc., Class A	8,727	216,168
Scholastic Corp. *	10,031	353,492
Valassis Communications, Inc. *	18,470	227,735

		2,023,234
Railroads & Equipment - 0.14%
Wabtec Corp.	18,700	634,678
Real Estate - 4.49%
AMB Property Corp., REIT	38,544	2,357,351
BRE Properties, Inc., Class A, REIT	19,700	877,635
Cousins Properties, Inc., REIT	14,402	342,336
Duke Realty Corp., REIT	55,531	1,459,910
Equity One, Inc., REIT	14,240	337,061
Health Care, Inc., REIT	30,600	1,371,186
Highwoods Properties, Inc., REIT	22,040	699,329
Hospitality Properties Trust, REIT	36,213	1,323,223
Jones Lang LaSalle, Inc.	14,437	1,213,719
Liberty Property Trust, REIT	35,206	1,102,300

The accompanying notes are an integral part of the financial statements.
163

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Mack-California Realty Corp., REIT	26,205	$935,256
Nationwide Health Properties, Inc., REIT	35,091	1,097,647
Realty Income Corp., REIT	34,700	988,950
Regency Centers Corp., REIT	26,814	1,781,522
The Macerich Company, REIT	27,726	2,152,924
UDR, Inc., REIT	51,981	1,145,141
Weingarten Realty Investors, REIT	29,682	1,058,163

		20,243,653
Retail Grocery - 0.11%
Ruddick Corp.	14,257	510,258
Retail Trade - 5.87%
99 Cents Only Stores *	18,106	145,934
Advance Auto Parts, Inc.	40,915	1,471,303
Aeropostale, Inc. *	29,738	759,806
American Eagle Outfitters, Inc.	82,907	1,897,741
AnnTaylor Stores Corp. *	24,003	730,891
Barnes & Noble, Inc.	19,558	752,005
BJ's Wholesale Club, Inc. *	25,110	940,370
Borders Group, Inc.	22,697	283,940
CarMax, Inc. * (a)	83,964	1,920,257
Charming Shoppes, Inc. *	47,279	261,453
Chico's FAS, Inc. *	67,904	767,994
Coldwater Creek, Inc. *	23,839	196,672
Collective Brands, Inc. *	25,279	387,527
Dick's Sporting Goods, Inc. *	31,990	1,000,007
Dollar Tree Stores, Inc. *	36,718	1,052,338
Foot Locker, Inc.	59,547	777,088
GameStop Corp., Class A *	61,355	3,524,845
MSC Industrial Direct Company, Inc., Class A	18,330	792,223
NBTY, Inc. *	21,831	652,092
Pacific Sunwear of California, Inc. *	27,006	442,358
PetSmart, Inc.	51,915	1,478,539
Regis Corp.	17,035	500,659
Rent-A-Center, Inc. *	26,681	377,803
Ross Stores, Inc.	52,897	1,395,423
Saks, Inc. *	55,326	1,139,716
United Rentals, Inc. *	28,175	655,632
Urban Outfitters, Inc. *	43,499	1,139,674
Williams-Sonoma, Inc.	34,756	1,011,747

		26,456,037
Sanitary Services - 1.16%
Aqua America, Inc. (a)	51,144	1,132,328
Republic Services, Inc.	63,341	2,101,021
Stericycle, Inc. *	33,803	1,989,307

		5,222,656
Semiconductors - 2.52%
Atmel Corp. *	188,585	827,888
Cree, Inc. * (a)	32,695	805,278
Cypress Semiconductor Corp. *	59,554	1,978,384
Fairchild Semiconductor International, Inc. *	47,930	760,170
Integrated Device Technology, Inc. *	75,715	918,423

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
International Rectifier Corp. *	27,975	$909,747
Intersil Corp., Class A	51,364	1,281,018
Lam Research Corp. *	52,109	2,389,198
Semtech Corp. *	24,519	374,160
Silicon Laboratories, Inc. *	21,297	790,970
Triquint Semiconductor, Inc. *	53,645	318,115

		11,353,351
Software - 1.01%
ACI Worldwide, Inc. *	14,147	322,976
Activision, Inc. *	110,132	2,439,424
Advent Software, Inc. *	6,744	342,326
Macrovision Corp. *	21,175	527,681
Sybase, Inc. *	35,249	903,784

		4,536,191
Steel - 0.91%
Carpenter Technology Corp.	19,928	1,503,568
Steel Dynamics, Inc.	40,184	2,021,657
Worthington Industries, Inc.	26,606	563,781

		4,089,006
Telecommunications Equipment &
Services - 1.24%
ADC Telecommunications, Inc. *	45,330	750,665
ADTRAN, Inc.	23,514	510,019
Andrew Corp. *	60,185	882,312
CommScope, Inc. *	23,789	963,454
NeuStar, Inc., Class A *	29,481	936,611
Plantronics, Inc.	18,543	497,880
Polycom, Inc. *	35,283	856,318
Powerwave Technologies, Inc. *	50,435	208,801

		5,606,060
Telephone - 0.84%
Cincinnati Bell, Inc. *	95,715	455,603
Harris Corp.	53,010	3,327,438

		3,783,041
Tobacco - 0.13%
Universal Corp.	10,556	566,646
Transportation - 0.53%
Alexander & Baldwin, Inc.	16,584	852,086
Con-way, Inc.	17,666	746,918
Overseas Shipholding Group, Inc.	10,965	785,094

		2,384,098
Trucking & Freight - 0.67%
J.B. Hunt Transport Services, Inc.	35,995	946,309
Oshkosh Truck Corp.	28,570	1,373,931
Werner Enterprises, Inc.	17,729	311,144
YRC Worldwide, Inc. *	22,248	394,012

		3,025,396

TOTAL COMMON STOCKS (Cost $432,848,102)		$444,340,961

The accompanying notes are an integral part of the financial statements.
164

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 5.12%
Dresdner U.S. Finance, Inc.
4.58% due 12/03/2007	$7,130,000	$7,128,185
John Hancock Cash Investment Trust (c)	14,404,554	14,404,554
U.S. Treasury Bills
zero coupon due 01/17/2008 ****	1,550,000	1,542,533

TOTAL SHORT TERM INVESTMENTS
(Cost $23,075,273)		$23,075,272

Total Investments (Mid Cap Index Fund)
(Cost $455,923,375) - 103.67%		$467,416,233
Liabilities in Excess of Other Assets - (3.67)%		(16,529,027)

TOTAL NET ASSETS - 100.00%		$450,887,206

Mid Cap Intersection Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.78%
Aerospace - 1.21%
Curtiss-Wright Corp.	19,600	$1,057,224
Teledyne Technologies, Inc. *	16,300	883,786
Woodward Governor Company	34,100	2,337,214

		4,278,224
Air Travel - 1.25%
Continental Airlines, Inc., Class B *	22,100	622,115
Delta Air Lines, Inc. *	49,500	978,120
Northwest Airlines Corp. ^ *	35,000	636,300
SkyWest, Inc.	60,100	1,581,231
US Airways Group, Inc. *	29,500	612,715

		4,430,481
Aluminum - 0.26%
Century Aluminum Company *	16,000	917,440
Apparel & Textiles - 0.41%
Crocs, Inc. *	21,400	835,242
The Warnaco Group, Inc. *	16,400	605,160

		1,440,402
Auto Parts - 1.37%
BorgWarner, Inc.	28,700	2,772,707
TRW Automotive Holdings Corp. *	92,900	2,085,605

		4,858,312
Auto Services - 0.63%
Avis Budget Group, Inc. *	148,610	2,233,608
Banking - 0.52%
Comerica, Inc.	40,400	1,849,512
Biotechnology - 2.27%
Bio-Rad Laboratories, Inc., Class A *	7,500	756,825
Cephalon, Inc. *	63,845	4,783,267
Millennium Pharmaceuticals, Inc. *	167,985	2,476,099

		8,016,191

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 0.51%
Foster Wheeler, Ltd. *	4,200	$625,800
Lennox International, Inc.	34,700	1,174,248

		1,800,048
Business Services - 4.49%
Cadence Design Systems, Inc. *	205,441	3,410,321
Deluxe Corp.	51,900	1,639,521
DST Systems, Inc. *	55,068	4,667,013
Dun & Bradstreet Corp.	2,422	216,115
Manpower, Inc.	75,899	4,637,429
Sotheby's	34,867	1,305,769

		15,876,168
Cellular Communications - 0.66%
Telephone & Data Systems, Inc.	37,367	2,326,096
Chemicals - 3.16%
Albemarle Corp.	34,200	1,509,588
Celanese Corp., Series A	31,400	1,245,952
CF Industries Holdings, Inc.	35,000	3,184,300
FMC Corp.	22,018	1,204,825
Lubrizol Corp.	21,807	1,398,701
Terra Industries, Inc. *	40,400	1,526,312
W. R. Grace & Company *	40,800	1,102,008

		11,171,686
Colleges & Universities - 1.67%
ITT Educational Services, Inc. *	52,093	5,893,802
Commercial Services - 0.49%
Chemed Corp.	20,000	1,083,000
Shaw Group, Inc. *	10,200	646,884

		1,729,884
Computers & Business Equipment - 3.10%
Electronics for Imaging, Inc. *	48,800	1,119,472
Ingram Micro, Inc., Class A *	248,101	4,937,210
SanDisk Corp. *	36,400	1,362,816
Tech Data Corp. *	16,900	635,609
Western Digital Corp. *	105,700	2,920,491

		10,975,598
Containers & Glass - 1.03%
Owens-Illinois, Inc. *	81,500	3,658,535
Crude Petroleum & Natural Gas - 5.30%
Cimarex Energy Company	34,489	1,332,310
Noble Energy, Inc.	131,312	9,459,717
Patterson-UTI Energy, Inc.	53,166	1,002,179
Sunoco, Inc.	46,000	3,086,600
Unit Corp. *	86,400	3,863,808

		18,744,614
Domestic Oil - 0.48%
Continental Resources, Inc. *	71,000	1,691,220
Drugs & Health Care - 0.50%
Perrigo Company	57,400	1,773,660

The accompanying notes are an integral part of the financial statements.
165

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services - 0.26%
Apollo Group, Inc., Class A *	11,900	$910,588
Electrical Utilities - 3.92%
CenterPoint Energy, Inc.	192,000	3,427,200
DTE Energy Company	34,900	1,711,845
Northeast Utilities	173,400	5,475,972
NSTAR	20,107	703,745
Pepco Holdings, Inc.	63,085	1,772,688
Puget Energy, Inc.	27,913	783,518

		13,874,968
Electronics - 3.59%
Amphenol Corp., Class A	64,452	2,793,994
Arrow Electronics, Inc. *	35,614	1,318,074
Avnet, Inc. *	59,631	2,057,269
Belden, Inc.	29,800	1,372,290
Mentor Graphics Corp. *	72,967	794,611
Teleflex, Inc.	23,338	1,407,982
Vishay Intertechnology, Inc. *	235,990	2,947,515

		12,691,735
Energy - 2.98%
Energen Corp.	86,500	5,513,510
MDU Resources Group, Inc.	156,253	4,264,144
SCANA Corp.	18,000	766,980

		10,544,634
Financial Services - 2.83%
Affiliated Managers Group, Inc. *	45,100	5,603,675
CIT Group, Inc.	14,300	380,380
E*TRADE Financial Corp. *	52,000	239,200
UMB Financial Corp.	100,400	3,777,048

		10,000,303
Food & Beverages - 0.51%
Pepsi Bottling Group, Inc.	41,900	1,787,873
Gas & Pipeline Utilities - 1.82%
Global Industries, Ltd. *	26,800	594,156
Questar Corp.	49,300	2,635,085
UGI Corp.	121,300	3,207,172

		6,436,413
Healthcare Products - 1.93%
Beckman Coulter, Inc.	56,192	3,974,460
Intuitive Surgical, Inc. *	5,700	1,867,776
STERIS Corp.	35,600	995,376

		6,837,612
Healthcare Services - 2.97%
Coventry Health Care, Inc. *	50,400	2,917,152
Health Net, Inc. *	119,133	5,787,481
Kindred Healthcare, Inc. *	40,800	1,002,456
Pediatrix Medical Group, Inc. *	12,300	795,318

		10,502,407
Homebuilders - 0.28%
NVR, Inc. *	2,000	984,000

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 2.82%
Church & Dwight, Inc.	43,430	$2,437,291
Energizer Holdings, Inc. *	9,495	1,078,917
Newell Rubbermaid, Inc.	109,600	2,935,088
Tempur-Pedic International, Inc.	60,900	1,808,121
Tupperware Brands Corp.	49,600	1,730,048

		9,989,465
Industrial Machinery - 3.95%
AGCO Corp. *	45,499	3,136,701
Dresser-Rand Group, Inc. *	34,700	1,235,320
Gardner Denver, Inc. *	78,000	2,582,580
Grant Prideco, Inc. *	56,834	2,733,716
The Manitowoc Company, Inc.	65,600	2,876,560
W.W. Grainger, Inc.	16,000	1,412,800

		13,977,677
Industrials - 0.30%
Harsco Corp.	17,617	1,058,253
Insurance - 6.58%
Allied World Assurance Holdings, Ltd.	89,600	4,146,688
Assurant, Inc.	36,600	2,394,738
Axis Capital Holdings, Ltd.	130,300	4,969,642
Everest Re Group, Ltd.	66,376	6,964,833
HCC Insurance Holdings, Inc.	23,532	723,374
MBIA, Inc.	15,300	558,603
Reinsurance Group of America, Inc.	65,000	3,517,150

		23,275,028
Internet Retail - 0.59%
Netflix, Inc. *	89,697	2,072,001
Internet Software - 0.86%
McAfee, Inc. *	77,849	3,032,219
Leisure Time - 0.52%
Callaway Golf Company	71,800	1,224,908
Regal Entertainment Group, Class A	31,200	617,448

		1,842,356
Manufacturing - 1.56%
Acuity Brands, Inc.	62,300	2,460,227
Barnes Group, Inc.	34,800	1,077,408
Ceradyne, Inc. *	17,000	840,480
Mettler-Toledo International, Inc. *	9,800	1,140,328

		5,518,443
Medical-Hospitals - 0.79%
LifePoint Hospitals, Inc. *	88,695	2,806,310
Metal & Metal Products - 3.23%
Commercial Metals Company	21,355	660,083
Precision Castparts Corp.	53,019	7,811,819
Reliance Steel & Aluminum Company	32,247	1,663,623
Timken Company	22,100	704,769
USEC, Inc. *	69,400	569,774

		11,410,068

The accompanying notes are an integral part of the financial statements.
166

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Mining - 0.67%
Cleveland-Cliffs, Inc.	26,100	$2,354,220
Petroleum Services - 2.30%
Pride International, Inc. *	101,494	3,346,257
SEACOR Holdings, Inc. *	21,900	1,983,483
Tesoro Corp.	57,200	2,813,096

		8,142,836
Pharmaceuticals - 2.43%
Alkermes, Inc. *	134,900	1,923,674
Amylin Pharmaceuticals, Inc. *	81,200	3,101,028
Barr Pharmaceuticals, Inc. *	13,200	708,840
Vertex Pharmaceuticals, Inc. *	64,322	1,633,136
Watson Pharmaceuticals, Inc. *	42,500	1,245,675

		8,612,353
Publishing - 0.31%
American Greetings Corp., Class A	46,700	1,086,242
Real Estate - 2.02%
Annaly Capital Management, Inc., REIT	40,100	690,121
Forest City Enterprises, Inc., Class A	33,800	1,694,732
Host Hotels & Resorts, Inc., REIT	32,500	623,675
Sunstone Hotel Investors, Inc., REIT	60,100	1,394,320
Taubman Centers, Inc., REIT	50,900	2,724,677

		7,127,525
Retail Grocery - 1.65%
Ruddick Corp.	23,500	841,065
SUPERVALU, Inc.	118,900	4,978,343

		5,819,408
Retail Trade - 5.86%
Aaron Rents, Inc., Class B	28,500	573,135
Abercrombie & Fitch Company, Class A	61,900	5,078,276
Aeropostale, Inc. *	71,427	1,824,960
American Eagle Outfitters, Inc.	64,315	1,472,170
Big Lots, Inc. *	48,900	912,963
BJ's Wholesale Club, Inc. *	97,200	3,640,140
Dollar Tree Stores, Inc. *	56,026	1,605,705
Fossil, Inc. *	18,800	814,792
GameStop Corp., Class A *	21,700	1,246,665
J. Crew Group, Inc. *	41,800	2,008,490
MSC Industrial Direct Company, Inc., Class A	25,100	1,084,822
The Men's Wearhouse, Inc.	13,500	466,020

		20,728,138
Semiconductors - 4.47%
Emulex Corp. *	52,800	884,400
Fairchild Semiconductor International, Inc. *	48,900	775,554
Integrated Device Technology, Inc. *	62,500	758,125
Lam Research Corp. *	154,472	7,082,541
MKS Instruments, Inc. *	43,400	788,578
ON Semiconductor Corp. *	80,100	736,119
Semtech Corp. *	35,300	538,678

Mid Cap Intersection Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Varian Semiconductor Equipment
Associates, Inc. *	102,300	$4,246,473

		15,810,468
Software - 0.42%
Sybase, Inc. *	58,099	1,489,658
Steel - 1.15%
Schnitzer Steel Industries, Inc.	10,700	667,894
Steel Dynamics, Inc.	67,900	3,416,049

		4,083,943
Telecommunications Equipment &
Services - 1.26%
ADC Telecommunications, Inc. *	49,500	819,720
CommScope, Inc. *	36,400	1,474,200
NeuStar, Inc., Class A *	68,197	2,166,619

		4,460,539
Telephone - 1.67%
CenturyTel, Inc.	57,900	2,468,277
Harris Corp.	41,928	2,631,821
U.S. Cellular Corp. *	9,900	811,800

		5,911,898
Tires & Rubber - 0.20%
Goodyear Tire & Rubber Company *	25,100	721,625
Toys, Amusements & Sporting Goods - 0.38%
Hasbro, Inc.	48,900	1,357,953
Transportation - 0.21%
Overseas Shipholding Group, Inc.	10,200	730,320
Trucking & Freight - 1.18%
Landstar Systems, Inc.	68,000	2,705,040
Werner Enterprises, Inc.	84,200	1,477,710

		4,182,750

TOTAL COMMON STOCKS (Cost $357,522,350)		$345,837,710

REPURCHASE AGREEMENTS - 2.33%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$8,263,650 on 12/03/2007,
collateralized by $8,325,000
Federal Home Loan Bank, 4.31%
due 02/08/2010 (valued at
$8,429,063, including interest)	$8,261,000	$8,261,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,261,000)		$8,261,000

Total Investments (Mid Cap Intersection Fund)
(Cost $365,783,350) - 100.11%		$354,098,710
Liabilities in Excess of Other Assets - (0.11)%		(406,393)

TOTAL NET ASSETS - 100.00%		$353,692,317

The accompanying notes are an integral part of the financial statements.
167

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.27%
Advertising - 1.59%
Focus Media Holding, Ltd., ADR *	201,100	$11,350,084
Aerospace - 1.23%
Teledyne Technologies, Inc. *	161,000	8,729,420
Apparel & Textiles - 1.50%
Bosideng International Holdings, Ltd. *	19,022,700	6,669,959
Liz Claiborne, Inc.	158,400	3,974,256

		10,644,215
Auto Parts - 1.13%
LKQ Corp. *	203,300	8,073,043
Biotechnology - 2.85%
Cephalon, Inc. *	138,477	10,374,697
Charles River Laboratories International, Inc. *	155,700	9,891,621

		20,266,318
Building Materials & Construction - 0.51%
Foster Wheeler, Ltd. *	24,200	3,605,800
Business Services - 3.30%
DST Systems, Inc. *	73,900	6,263,025
Iron Mountain, Inc. *	230,225	8,398,608
Net 1 UEPS Technologies, Inc. *	204,200	6,322,032
Peace Mark Holdings, Ltd.	1,660,000	2,470,854

		23,454,519
Cable & Television - 0.69%
Net Servicos de Comunicacao SA, PR ADR * (a)	334,600	4,938,696
Cellular Communications - 0.36%
Millicom International Cellular SA * (a)	21,700	2,588,376
Chemicals - 4.33%
FMC Corp.	81,600	4,465,152
Hercules, Inc.	309,000	5,997,690
Kingboard Chemical Holdings, Ltd.	1,311,100	7,141,639
Rhodia SA *	171,491	6,013,593
Terra Industries, Inc. *	190,700	7,204,646

		30,822,720
Coal - 1.22%
CONSOL Energy, Inc.	146,100	8,660,808
Computers & Business Equipment - 1.46%
MICROS Systems, Inc. *	49,600	3,578,144
SanDisk Corp. *	181,900	6,810,336

		10,388,480
Containers & Glass - 2.59%
Owens-Illinois, Inc. *	259,400	11,644,466
Rexam PLC	677,198	6,773,787

		18,418,253
Crude Petroleum & Natural Gas - 5.45%
Chesapeake Energy Corp.	319,828	12,105,490
EOG Resources, Inc.	119,100	9,859,098
Forest Oil Corp. * (a)	183,300	8,629,764
Ultra Petroleum Corp. *	125,900	8,170,910

		38,765,262

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care - 2.90%
Perrigo Company	317,500	$9,810,750
Shionogi & Company, Ltd.	472,447	9,083,145
Zymogenetics, Inc. * (a)	116,600	1,711,688

		20,605,583
Electrical Equipment - 1.73%
FLIR Systems, Inc. *	179,600	12,343,908
Energy - 4.66%
Covanta Holding Corp. *	322,500	8,704,275
SunPower Corp., Class A. * (a)	78,400	9,756,096
Suntech Power Holdings Company, Ltd., ADR * (a)	186,200	14,741,454

		33,201,825
Financial Services - 4.18%
BM&F (Bolsa de Mercadorias e Futuros) *	208,500	2,837,842
Interactive Data Corp.	296,200	9,250,326
Invesco PLC, SADR	287,100	7,536,375
Western Union Company	448,100	10,127,060

		29,751,603
Gas & Pipeline Utilities - 0.85%
Transocean, Inc. *	43,955	6,034,538
Healthcare Products - 3.90%
Hologic, Inc. * (a)	167,300	11,107,047
Mindray Medical International, Ltd., ADR (a)	207,100	8,387,550
St. Jude Medical, Inc. *	163,600	6,503,100
The Medicines Company *	101,339	1,791,674

		27,789,371
Healthcare Services - 1.00%
Coventry Health Care, Inc. *	122,600	7,096,088
Household Products - 2.17%
Jarden Corp. *	317,968	8,381,636
Newell Rubbermaid, Inc.	264,100	7,072,598

		15,454,234
Industrial Machinery - 4.43%
Cummins, Inc.	62,300	7,282,870
Flowserve Corp.	106,600	10,029,994
Kennametal, Inc.	87,000	6,790,350
Pall Corp.	194,600	7,443,450

		31,546,664
International Oil - 1.11%
Noble Corp.	151,600	7,902,908
Internet Service Provider - 1.40%
Equinix, Inc. *	95,500	9,942,505
Internet Software - 2.38%
Digital River, Inc. *	154,400	5,970,648
McAfee, Inc. *	242,000	9,425,900
VeriSign, Inc. *	37,100	1,517,390

		16,913,938
Leisure Time - 2.56%
DreamWorks Animation SKG, Inc., Class A *	155,939	4,101,196

The accompanying notes are an integral part of the financial statements.
168

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time (continued)
Electronic Arts, Inc. *	251,500	$14,131,785

		18,232,981
Life Sciences - 0.75%
Pharmaceutical Product Development, Inc.	126,100	5,339,074
Manufacturing - 1.84%
Mine Safety Appliances Company	115,288	5,650,265
Snap-on, Inc.	152,100	7,434,648

		13,084,913
Metal & Metal Products - 1.34%
Cameco Corp.	229,952	9,513,114
Mining - 2.53%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	118,000	11,673,740
Teck Cominco, Ltd., Class B	165,200	6,312,292

		17,986,032
Pharmaceuticals - 2.32%
Alkermes, Inc. *	214,501	3,058,784
Amylin Pharmaceuticals, Inc. * (a)	180,067	6,876,759
Elan Corp. PLC, SADR *	285,800	6,581,974

		16,517,517
Retail Grocery - 1.36%
SUPERVALU, Inc.	231,100	9,676,157
Retail Trade - 6.79%
BJ's Wholesale Club, Inc. *	320,300	11,995,235
Dick's Sporting Goods, Inc. *	228,800	7,152,288
Fossil, Inc. *	208,300	9,027,722
Kohl's Corp. *	192,700	9,496,256
Luxottica Group SpA	56,334	1,877,347
The Gap, Inc.	430,700	8,786,280

		48,335,128
Sanitary Services - 0.70%
Allied Waste Industries, Inc. *	437,400	4,990,734
Semiconductors - 3.04%
Broadcom Corp., Class A *	179,200	4,791,808
MEMC Electronic Materials, Inc. *	133,851	10,384,161
NVIDIA Corp. *	204,600	6,453,084

		21,629,053
Software - 7.22%
Activision, Inc. *	454,300	10,062,745
Autodesk, Inc. *	154,800	7,289,532
Citrix Systems, Inc. *	180,400	6,671,192
Nuance Communications, Inc. *	125,800	2,538,644
THQ, Inc. *	139,900	3,420,555
UbiSoft Entertainment SA *	120,394	10,468,214
VeriFone Holdings, Inc. *	186,794	8,971,716
Verint Systems, Inc. *	115,100	1,986,626

		51,409,224

Mid Cap Stock Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services - 1.06%
NICE Systems, Ltd., ADR *	231,200	$7,532,496
Toys, Amusements & Sporting Goods - 1.14%
Marvel Entertainment, Inc. * (a)	294,000	8,143,800
Transportation - 1.88%
Aircastle, Ltd.	278,600	7,360,612
C.H. Robinson Worldwide, Inc.	116,600	6,010,730

		13,371,342
Travel Services - 0.82%
Ctrip.com International, Ltd., ADR	96,800	5,818,648

TOTAL COMMON STOCKS (Cost $584,419,627)		$670,869,372

SHORT TERM INVESTMENTS - 7.28%
John Hancock Cash Investment Trust (c)	$51,822,584	$51,822,584

TOTAL SHORT TERM INVESTMENTS
(Cost $51,822,584)		$51,822,584

REPURCHASE AGREEMENTS - 6.07%
CSFB Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.63% to be repurchased at
$43,216,668 on 12/03/2007,
collateralized by $68,226,240
Federal National Mortgage
Association, 5.00% due
02/01/2037 (valued at
$44,066,159, including interest)	$43,200,000	$43,200,000

TOTAL REPURCHASE AGREEMENTS
(Cost $43,200,000)		$43,200,000

Total Investments (Mid Cap Stock Fund)
(Cost $679,442,211) - 107.62%		$765,891,956
Liabilities in Excess of Other Assets - (7.62)%		(54,227,151)

TOTAL NET ASSETS - 100.00%		$711,664,805

Mid Cap Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.99%
Advertising - 2.71%
Interpublic Group of Companies, Inc. *	805,806	$7,647,099
Agriculture - 2.59%
Monsanto Company	21,096	2,096,310
The Mosaic Company *	75,629	5,229,745

		7,326,055
Auto Parts - 2.11%
ArvinMeritor, Inc.	83,300	842,163
Genuine Parts Company	106,493	5,116,989

		5,959,152

The accompanying notes are an integral part of the financial statements.
169

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Building Materials & Construction - 1.28%
KBR, Inc. *	72,631	$2,892,166
Owens Corning, Inc. *	33,200	730,732

		3,622,898
Business Services - 7.62%
Arbitron, Inc.	53,600	2,135,960
Cadence Design Systems, Inc. *	318,229	5,282,602
R.H. Donnelley Corp. *	164,053	7,287,234
R.R. Donnelley & Sons Company	185,776	6,810,548

		21,516,344
Chemicals - 3.16%
Chemtura Corp.	376,031	2,820,232
Eastman Chemical Company	84,562	5,429,726
Valspar Corp.	29,600	667,184

		8,917,142
Containers & Glass - 3.27%
Ball Corp.	106,922	4,945,143
Pactiv Corp. *	168,573	4,281,754

		9,226,897
Crude Petroleum & Natural Gas - 2.11%
EOG Resources, Inc.	72,015	5,961,402
Domestic Oil - 1.07%
Range Resources Corp.	74,500	3,030,660
Electrical Equipment - 1.41%
Hubbell, Inc., Class B	72,337	3,973,471
Electrical Utilities - 7.86%
Ameren Corp.	123,442	6,647,352
CMS Energy Corp.	350,723	6,113,102
Northeast Utilities	229,421	7,245,115
Puget Energy, Inc.	77,757	2,182,639

		22,188,208
Food & Beverages - 4.73%
Coca-Cola Enterprises, Inc.	251,815	6,539,636
Dean Foods Company *	112,000	2,793,280
Smithfield Foods, Inc. *	134,400	4,038,720

		13,371,636
Gas & Pipeline Utilities - 4.13%
NiSource, Inc.	334,651	6,194,390
Southwest Gas Corp.	39,645	1,146,534
Transocean, Inc. *	31,570	4,334,287

		11,675,211
Healthcare Products - 0.73%
Covidien, Ltd.	51,300	2,057,643
Healthcare Services - 0.74%
Healthsouth Corp. * (a)	105,800	2,098,014
Hotels & Restaurants - 1.12%
Brinker International, Inc.	136,698	3,148,155
Household Products - 1.18%
Newell Rubbermaid, Inc.	124,179	3,325,514

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery - 1.88%
Cummins, Inc.	22,834	$2,669,295
W.W. Grainger, Inc.	29,788	2,630,280

		5,299,575
Insurance - 7.05%
ACE, Ltd.	54,863	3,282,453
Aetna, Inc.	36,528	2,041,185
Conseco, Inc. *	320,063	4,109,609
PartnerRe, Ltd.	63,715	5,260,947
SAFECO Corp.	32,000	1,846,720
XL Capital, Ltd., Class A	57,386	3,358,803

		19,899,717
Internet Software - 2.95%
McAfee, Inc. *	200,054	7,792,103
Openwave Systems, Inc. *	199,900	549,725

		8,341,828
Manufacturing - 1.87%
Pentair, Inc.	23,700	803,904
Snap-on, Inc.	91,334	4,464,406

		5,268,310
Metal & Metal Products - 1.66%
Timken Company	146,944	4,686,044
Office Furnishings & Supplies - 1.62%
OfficeMax, Inc.	183,945	4,585,749
Paper - 2.36%
AbitibiBowater, Inc. * (a)	147,217	3,306,494
MeadWestvaco Corp.	102,079	3,355,337

		6,661,831
Petroleum Services - 1.90%
Halliburton Company	146,833	5,375,556
Pharmaceuticals - 4.19%
King Pharmaceuticals, Inc. *	492,429	5,214,823
Mylan Laboratories, Inc.	460,588	6,623,256

		11,838,079
Publishing - 0.53%
Idearc, Inc.	79,800	1,509,816
Real Estate - 0.30%
Host Hotels & Resorts, Inc., REIT	43,722	839,025
Retail Grocery - 2.84%
Safeway, Inc.	123,973	4,314,260
The Kroger Company	128,600	3,697,250

		8,011,510
Retail Trade - 1.83%
Foot Locker, Inc.	174,026	2,271,039
Macy's, Inc.	97,766	2,898,762

		5,169,801
Sanitary Services - 1.08%
Allied Waste Industries, Inc. *	268,100	3,059,021

The accompanying notes are an integral part of the financial statements.
170

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 1.37%
Sybase, Inc. *	150,656	$3,862,820
Telecommunications Equipment &
Services - 7.82%
ADC Telecommunications, Inc. *	226,549	3,751,651
Embarq Corp.	141,400	7,204,330
JDS Uniphase Corp. *	544,275	7,325,941
Tellabs, Inc. *	547,211	3,808,589

		22,090,511
Telephone - 5.92%
CenturyTel, Inc.	87,853	3,745,173
Qwest Communications International, Inc. *	1,327,200	8,799,336
Windstream Corp.	323,300	4,186,735

		16,731,244
Tires & Rubber - 1.00%
Goodyear Tire & Rubber Company *	98,400	2,829,000

TOTAL COMMON STOCKS (Cost $273,749,261)		$271,104,938

SHORT TERM INVESTMENTS - 1.77%
John Hancock Cash Investment Trust (c)	$4,985,859	$4,985,859

TOTAL SHORT TERM INVESTMENTS
(Cost $4,985,859)		$4,985,859

REPURCHASE AGREEMENTS - 3.44%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$9,727,120 on 12/03/2007,
collateralized by $9,860,000
Federal National Mortgage
Association, 6.03% due
05/09/2017 (valued at $9,921,625,
including interest)	$9,724,000	$9,724,000

TOTAL REPURCHASE AGREEMENTS
(Cost $9,724,000)		$9,724,000

Total Investments (Mid Cap Value Fund)
(Cost $288,459,120) - 101.20%		$285,814,797
Liabilities in Excess of Other Assets - (1.20)%		(3,379,242)

TOTAL NET ASSETS - 100.00%		$282,435,555

Mid Cap Value Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.55%
Advertising - 0.49%
Interpublic Group of Companies, Inc. *	74,629	$708,229
Aerospace - 1.13%
Goodrich Corp.	22,745	1,621,491
Agriculture - 1.56%
The Mosaic Company *	32,464	2,244,886

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Air Travel - 0.94%
AMR Corp. *	20,217	$428,196
Continental Airlines, Inc., Class B *	13,106	368,934
Delta Air Lines, Inc. *	7,355	145,335
UAL Corp. *	2,628	107,590
US Airways Group, Inc. *	14,518	301,539

		1,351,594
Apparel & Textiles - 1.83%
Liz Claiborne, Inc.	23,194	581,938
Mohawk Industries, Inc. *	8,474	681,649
VF Corp.	18,255	1,365,291

		2,628,878
Auto Parts - 1.75%
ArvinMeritor, Inc.	27,802	281,078
Genuine Parts Company	7,188	345,383
Johnson Controls, Inc.	14,714	568,255
Magna International, Inc., Class A (a)	6,497	547,502
WABCO Holdings, Inc.	16,310	765,918

		2,508,136
Automobiles - 2.37%
Ford Motor Company *	403,840	3,032,838
General Motors Corp.	12,477	372,189

		3,405,027
Building Materials & Construction - 0.85%
Chicago Bridge & Iron Company N.V.	22,987	1,221,759
Business Services - 4.47%
Computer Sciences Corp. *	22,476	1,187,182
Deluxe Corp.	17,724	559,901
Dun & Bradstreet Corp.	4,969	443,384
Electronic Data Systems Corp.	57,242	1,159,723
Fluor Corp.	11,165	1,643,153
Pitney Bowes, Inc.	8,434	324,709
R.H. Donnelley Corp. *	24,908	1,106,414

		6,424,466
Chemicals - 4.38%
Eastman Chemical Company	28,336	1,819,454
Imperial Chemical Industries PLC, ADR	14,973	817,526
Lubrizol Corp.	13,750	881,925
Lyondell Chemical Company	23,504	1,109,389
PPG Industries, Inc.	24,240	1,663,834

		6,292,128
Construction & Mining Equipment - 0.47%
National Oilwell Varco, Inc. *	9,907	675,162
Construction Materials - 1.60%
Trane, Inc.	48,937	1,796,477
USG Corp. * (a)	13,761	504,891

		2,301,368
Crude Petroleum & Natural Gas - 4.39%
Chesapeake Energy Corp.	12,804	484,631
Hess Corp.	10,204	726,729

The accompanying notes are an integral part of the financial statements.
171

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Newfield Exploration Company *	29,673	$1,479,199
Pioneer Natural Resources Company	27,868	1,242,077
Southwestern Energy Company *	32,428	1,613,941
Sunoco, Inc.	11,407	765,410

		6,311,987
Electrical Equipment - 1.20%
Cooper Industries, Ltd., Class A	34,162	1,715,616
Electrical Utilities - 4.30%
American Electric Power Company, Inc.	18,868	899,438
Consolidated Edison, Inc.	17,141	830,482
DTE Energy Company	18,094	887,511
Edison International	17,094	956,922
Mirant Corp. *	18,021	695,430
Pinnacle West Capital Corp.	23,954	1,026,668
PPL Corp.	17,402	886,806

		6,183,257
Electronics - 0.94%
Celestica, Inc. *	94,600	555,302
Flextronics International, Ltd. *	66,862	799,670

		1,354,972
Energy - 2.83%
Energy East Corp.	34,511	953,884
McDermott International, Inc. *	27,040	1,414,192
Sempra Energy	27,080	1,695,750

		4,063,826
Financial Services - 0.29%
Amvescap PLC	32,402	418,721
Food & Beverages - 0.99%
Del Monte Foods Company	60,794	534,987
Tyson Foods, Inc., Class A	59,376	885,296

		1,420,283
Forest Products - 0.80%
Rayonier, Inc.	24,747	1,147,766
Gas & Pipeline Utilities - 3.97%
El Paso Corp.	80,404	1,292,896
Enbridge, Inc. (a)	43,809	1,632,762
NiSource, Inc.	45,180	836,282
Questar Corp.	9,194	491,419
Transocean, Inc. *	10,572	1,451,489

		5,704,848
Healthcare Services - 2.52%
Health Net, Inc. *	26,379	1,281,492
Humana, Inc. *	15,633	1,204,210
McKesson Corp.	7,758	517,691
Omnicare, Inc.	24,179	616,081

		3,619,474
Holdings Companies/Conglomerates - 1.59%
Loews Corp.	29,167	1,393,891

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Holdings Companies/Conglomerates
(continued)
Textron, Inc.	12,980	$896,269

		2,290,160
Household Appliances - 0.64%
Whirlpool Corp.	11,316	916,143
Industrial Machinery - 6.43%
AGCO Corp. *	48,622	3,352,001
Cameron International Corp. *	17,795	1,659,028
Ingersoll-Rand Company, Ltd., Class A	46,122	2,381,740
Terex Corp. *	7,774	501,034
The Manitowoc Company, Inc.	30,684	1,345,493

		9,239,296
Insurance - 14.04%
ACE, Ltd.	36,908	2,208,206
Ambac Financial Group, Inc.	10,155	276,521
Aon Corp.	77,162	3,855,785
Axis Capital Holdings, Ltd.	37,952	1,447,489
Everest Re Group, Ltd.	35,314	3,705,498
Lincoln National Corp.	14,426	888,209
MBIA, Inc.	15,055	549,658
PartnerRe, Ltd.	38,401	3,170,771
Willis Group Holdings, Ltd.	22,493	898,370
XL Capital, Ltd., Class A	54,148	3,169,282

		20,169,789
International Oil - 1.07%
Nabors Industries, Ltd. *	13,237	356,075
Weatherford International, Ltd. *	18,899	1,183,456

		1,539,531
Internet Software - 0.84%
McAfee, Inc. *	31,074	1,210,332
Leisure Time - 3.09%
National Cinemedia, Inc.	42,348	1,172,192
Regal Entertainment Group, Class A	57,839	1,144,634
Royal Caribbean Cruises, Ltd.	52,400	2,125,344

		4,442,170
Manufacturing - 4.01%
Eaton Corp.	30,923	2,761,733
Reddy Ice Holdings, Inc.	21,944	572,519
Rockwell Automation, Inc.	15,475	1,050,598
Stanley Works	26,509	1,382,444

		5,767,294
Medical-Hospitals - 0.30%
Health Management Associates, Inc., Class A *	63,836	434,723
Mining - 0.83%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	12,081	1,195,173
Paper - 0.45%
MeadWestvaco Corp.	19,740	648,854

The accompanying notes are an integral part of the financial statements.
172

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 1.58%
BJ Services Company	50,179	$1,233,400
ENSCO International, Inc.	6,173	332,416
Smith International, Inc.	11,163	700,143

		2,265,959
Pharmaceuticals - 1.80%
Hospira, Inc. *	15,810	684,573
King Pharmaceuticals, Inc. *	35,948	380,689
Mylan Laboratories, Inc.	76,589	1,101,350
Watson Pharmaceuticals, Inc. *	14,108	413,506

		2,580,118
Photography - 0.62%
Eastman Kodak Company	37,932	890,643
Railroads & Equipment - 1.17%
CSX Corp.	28,643	1,203,006
Kansas City Southern *	13,829	476,133

		1,679,139
Real Estate - 1.68%
Boston Properties, Inc., REIT	3,757	369,764
Equity Residential, REIT	25,106	934,194
Simon Property Group, Inc., REIT	7,680	756,096
The St. Joe Company, REIT (a)	12,551	357,076

		2,417,130
Retail Trade - 1.73%
Family Dollar Stores, Inc.	42,875	1,009,707
Macy's, Inc.	15,945	472,769
Ritchie Brothers Auctioneers, Inc.	13,481	998,942

		2,481,418
Sanitary Services - 0.06%
Insituform Technologies, Inc., Class A *	6,163	80,057
Semiconductors - 4.06%
Intersil Corp., Class A	37,473	934,576
LSI Logic Corp. *	187,874	1,042,701
Maxim Integrated Products, Inc.	40,772	945,503
Microchip Technology, Inc.	30,776	886,041
Micron Technology, Inc. *	97,712	812,964
National Semiconductor Corp.	53,096	1,213,774

		5,835,559
Software - 0.84%
BMC Software, Inc. *	36,619	1,211,357
Steel - 0.59%
Nucor Corp.	14,411	853,275
Telecommunications Equipment &
Services - 0.67%
Embarq Corp.	5,097	259,692
Tellabs, Inc. *	100,681	700,740

		960,432
Telephone - 2.43%
CenturyTel, Inc.	33,591	1,431,984
Qwest Communications International, Inc. *	158,157	1,048,581

Mid Cap Value Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Windstream Corp.	77,764	$1,007,044

		3,487,609
Tires & Rubber - 0.40%
Goodyear Tire & Rubber Company *	20,141	579,054
Tobacco - 3.20%
Loews Corp. - Carolina Group	40,540	3,606,033
Reynolds American, Inc.	14,247	997,575

		4,603,608
Toys, Amusements & Sporting Goods - 0.36%
Hasbro, Inc.	18,739	520,382

TOTAL COMMON STOCKS (Cost $129,715,767)		$141,623,079

CONVERTIBLE BONDS - 0.27%
Telephone - 0.27%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	389,958

TOTAL CONVERTIBLE BONDS (Cost $408,455)		$389,958

SHORT TERM INVESTMENTS - 3.83%
John Hancock Cash Investment Trust (c)	$2,813,248	$2,813,248
Societe Generale North America
5.18% due 12/03/2007	2,700,000	2,699,317

TOTAL SHORT TERM INVESTMENTS
(Cost $5,512,566)		$5,512,565

Total Investments (Mid Cap Value Equity Fund)
(Cost $135,636,788) - 102.65%		$147,525,602
Liabilities in Excess of Other Assets - (2.65)%		(3,814,988)

TOTAL NET ASSETS - 100.00%		$143,710,614

Natural Resources Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.83%
Aluminum - 0.84%
Alcoa, Inc.	204,225	$7,427,663
Coal - 4.62%
CONSOL Energy, Inc.	441,786	26,189,074
Patriot Coal Corp. *	25,240	853,364
Peabody Energy Corp.	251,900	14,015,716

		41,058,154
Crude Petroleum & Natural Gas - 12.74%
Devon Energy Corp.	92,600	7,668,206
EOG Resources, Inc.	383,569	31,751,842
Marathon Oil Corp.	205,609	11,493,543
Newfield Exploration Company *	233,752	11,652,537
Noble Energy, Inc.	138,364	9,967,743
Rosneft Oil Company, GDR *	1,013,069	9,107,490

The accompanying notes are an integral part of the financial statements.
173

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Ultra Petroleum Corp. *	147,000	$9,540,300
XTO Energy, Inc.	356,286	22,025,601

		113,207,262
Domestic Oil - 3.92%
Denbury Resources, Inc. *	225,200	12,007,664
Suncor Energy, Inc.	238,507	22,804,795

		34,812,459
Gas & Pipeline Utilities - 4.07%
Eni SPA, SADR	278,600	19,936,616
Equitable Resources, Inc.	132,660	7,012,408
Transocean, Inc. *	67,180	9,223,112

		36,172,136
Gold - 3.83%
AngloGold Ashanti, Ltd., SADR	325,300	15,864,881
Barrick Gold Corp. (a)	216,456	8,768,633
Gold Fields, Ltd.	565,687	9,416,840

		34,050,354
International Oil - 26.76%
BP PLC, ADR	365,527	26,588,434
Canadian Natural Resources, Ltd.	468,533	30,418,683
ConocoPhillips	193,828	15,513,993
EnCana Corp.	438,954	28,489,539
Exxon Mobil Corp.	362,605	32,329,862
Gazprom OAO, SADR	459,900	24,260,021
Lukoil Oil Company, ADR	251,927	21,564,951
Petroleo Brasileiro SA, ADR	295,798	28,485,347
Royal Dutch Shell PLC, ADR	128,769	10,485,660
Talisman Energy, Inc.	1,067,698	18,845,812
WesternZagros Resources, Ltd. *	331,511	739,307

		237,721,609
Metal & Metal Products - 13.22%
Alumina, Ltd. (a)	2,386,727	13,665,359
Cameco Corp.	471,822	19,519,276
Companhia Vale Do Rio Doce, SADR	1,908,904	55,224,593
Vedanta Resources PLC	614,016	29,064,804

		117,474,032
Mining - 8.63%
Anglo American PLC	136,802	9,217,821
Anglo Platinum, Ltd. (a)	146,310	20,893,057
Freeport-McMoRan Copper & Gold, Inc.,
Class B	173,630	17,177,216
Xstrata PLC	418,113	29,361,840

		76,649,934
Paper - 0.97%
AbitibiBowater, Inc. * (a)	76,072	1,708,577
Mondi PLC	37,583	298,929
Mondi, Ltd.	460	4,024
Mondi, Ltd. (a)	15,754	134,413

Natural Resources Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
Smurfit-Stone Container Corp. *	583,500	$6,424,335

		8,570,278
Petroleum Services - 10.34%
Baker Hughes, Inc.	152,600	12,249,202
Halliburton Company	328,202	12,015,475
Petro-Canada	206,031	9,951,795
Total SA, ADR	324,362	26,247,373
Valero Energy Corp.	481,866	31,355,021

		91,818,866
Steel - 3.89%
ArcelorMittal (a)	236,125	17,430,747
Nucor Corp.	289,300	17,129,453

		34,560,200

TOTAL COMMON STOCKS (Cost $611,138,049)		$833,522,947

PREFERRED STOCKS - 0.21%
Mining - 0.21%
Anglo American Platinum Corp., Ltd. *	38,100	1,903,600

TOTAL PREFERRED STOCKS (Cost $1,178,863)		$1,903,600

WARRANTS - 0.00%
International Oil - 0.00%
WesternZagros Resources, Ltd.
(Expiration Date: 01/18/2008, Strike
Price: CAD 2.50) *	33,161	9,286

TOTAL WARRANTS (Cost $25,685)		$9,286

SHORT TERM INVESTMENTS - 5.51%
John Hancock Cash Investment Trust (c)	$48,948,009	$48,948,009

TOTAL SHORT TERM INVESTMENTS
(Cost $48,948,009)		$48,948,009

REPURCHASE AGREEMENTS - 5.61%
CSFB Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.63% to be repurchased at
$49,819,214 on 12/03/2007,
collateralized by $78,393,031
Federal National Mortgage
Association, 5.5% due 09/01/2037
(valued at $50,798,166, including
interest)	$49,800,000	$49,800,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,800,000)		$49,800,000

Total Investments (Natural Resources Fund)
(Cost $711,090,606) - 105.16%		$934,183,842
Liabilities in Excess of Other Assets - (5.16)%		(45,867,907)

TOTAL NET ASSETS - 100.00%		$888,315,935

The accompanying notes are an integral part of the financial statements.
174

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.25%
Advertising - 1.36%
Omnicom Group, Inc.	1,652	$80,535
Aerospace - 3.04%
Lockheed Martin Corp.	1,469	162,574
Orbital Sciences Corp., Class A *	716	17,227

		179,801
Aluminum - 0.64%
Century Aluminum Company *	664	38,074
Apparel & Textiles - 0.29%
Wolverine World Wide, Inc.	686	16,992
Auto Parts - 1.05%
Lear Corp. *	2,105	61,971
Banking - 6.14%
Bank of America Corp.	3,779	174,325
Credit Suisse Group-Sponsored ADR	1,658	100,011
Deutsche Bank AG	668	88,009

		362,345
Biotechnology - 2.26%
Applera Corp.	2,874	98,176
Bio-Rad Laboratories, Inc., Class A *	352	35,520

		133,696
Building Materials & Construction - 0.59%
EMCOR Group, Inc. *	1,303	34,712
Business Services - 3.27%
Computer Sciences Corp. *	863	45,584
CSG Systems International, Inc. *	2,319	38,426
Informatica Corp. *	2,981	51,124
SRA International, Inc., Class A *	2,121	57,988

		193,122
Chemicals - 0.29%
Albemarle Corp.	387	17,082
Commercial Services - 0.29%
Chemed Corp.	311	16,841
Computers & Business Equipment - 5.18%
Cisco Systems, Inc. *	4,005	112,220
EMC Corp. *	2,993	57,675
Foundry Networks, Inc. *	3,338	58,849
Juniper Networks, Inc. *	1,694	50,346
Radiant Systems, Inc. *	1,683	26,877

		305,967
Containers & Glass - 0.54%
Ball Corp.	692	32,005
Cosmetics & Toiletries - 1.74%
Colgate-Palmolive Company	1,286	102,983
Crude Petroleum & Natural Gas - 1.77%
Chesapeake Energy Corp.	1,285	48,637
Unit Corp. *	1,252	55,990

		104,627
Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment - 2.92%
Cooper Industries, Ltd., Class A	907	$45,550
Emerson Electric Company	2,225	126,869

		172,419
Electrical Utilities - 0.57%
Public Service Enterprise Group, Inc.	353	33,796
Energy - 0.90%
Energen Corp.	336	21,416
Nexen, Inc.	1,107	31,439

		52,855
Financial Services - 4.66%
Barclays PLC, SADR	1,439	66,712
Goldman Sachs Group, Inc.	121	27,424
Lehman Brothers Holdings, Inc.	845	52,922
Merrill Lynch & Company, Inc.	2,136	128,032

		275,090
Food & Beverages - 3.33%
Constellation Brands, Inc., Class A *	1,331	31,345
PepsiCo, Inc.	2,140	165,165

		196,510
Gas & Pipeline Utilities - 0.73%
Suburban Propane Partners, L.P.	1,009	43,175
Healthcare Products - 7.30%
DENTSPLY International, Inc.	427	18,267
Herbalife, Ltd.	2,932	122,763
Johnson & Johnson	2,818	190,891
NutriSystem, Inc. * (a)	1,856	46,679
USANA Health Sciences, Inc. * (a)	1,256	52,350

		430,950
Healthcare Services - 2.20%
UnitedHealth Group, Inc.	2,365	130,075
Holdings Companies/Conglomerates - 0.75%
General Electric Company	739	28,296
Pearson PLC, SADR	1,046	16,109

		44,405
Hotels & Restaurants - 3.35%
McDonald's Corp.	3,385	197,921
Industrial Machinery - 2.20%
Cummins, Inc.	194	22,679
Gardner Denver, Inc. *	930	30,792
Robbins & Myers, Inc.	726	49,731
Terex Corp. *	412	26,553

		129,755
Industrials - 1.26%
Companhia de Saneamento Basico do
Estado de Sao Paulo, ADR *	1,509	74,680
Insurance - 7.85%
Aspen Insurance Holdings, Ltd.	1,456	41,933
Axis Capital Holdings, Ltd.	1,482	56,523
CNA Financial Corp.	1,961	69,498

The accompanying notes are an integral part of the financial statements.
175

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
ING Groep NV, SADR	2,180	$84,540
RenaissanceRe Holdings, Ltd.	1,489	88,015
W.R. Berkley Corp.	1,762	53,882
XL Capital, Ltd., Class A	1,186	69,417

		463,808
International Oil - 5.02%
ConocoPhillips	2,088	167,124
Exxon Mobil Corp.	631	56,260
Noble Corp.	503	26,221
Parker Drilling Company *	6,566	46,947

		296,552
Internet Retail - 1.71%
eBay, Inc. *	3,005	100,758
Internet Software - 1.16%
Check Point Software Technologies, Ltd. *	1,845	42,103
Vocus, Inc. *	842	26,439

		68,542
Leisure Time - 0.54%
Walt Disney Company	959	31,791
Manufacturing - 0.95%
Trinity Industries, Inc.	2,206	55,834
Medical-Hospitals - 0.30%
VCA Antech, Inc. *	429	17,602
Mining - 0.53%
Anglo American PLC, ADR	932	31,399
Paper - 0.39%
Buckeye Technologies, Inc. *	1,632	23,305
Petroleum Services - 2.22%
ENSCO International, Inc.	2,014	108,454
Petro-Canada	463	22,395

		130,849
Pharmaceuticals - 1.48%
Abbott Laboratories	288	16,563
American Oriental Bioengineering, Inc. *	2,400	28,080
Eli Lilly & Company	317	16,785
Pfizer, Inc.	1,105	26,255

		87,683
Publishing - 1.58%
Idearc, Inc.	3,904	73,864
McGraw-Hill Companies, Inc.	394	19,337

		93,201
Real Estate - 1.13%
Arbor Realty Trust, Inc., REIT	1,133	19,374
First Industrial Realty Trust, Inc., REIT	1,301	47,513

		66,887
Retail Trade - 2.32%
CVS Caremark Corp.	492	19,724
Dollar Tree Stores, Inc. *	1,162	33,303

Quantitative All Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
NBTY, Inc. *	1,133	$33,843
The Gap, Inc.	2,462	50,225

		137,095
Sanitary Services - 0.41%
Waste Management, Inc.	703	24,127
Semiconductors - 0.80%
Microsemi Corp. *	898	20,546
Semtech Corp. *	1,766	26,949

		47,495
Software - 7.56%
Actuate Corp. *	3,073	23,263
Adobe Systems, Inc. *	691	29,119
Ansoft Corp. *	1,056	30,635
ANSYS, Inc. *	970	37,694
CIBER, Inc. *	2,518	17,173
Magma Design Automation, Inc. *	1,565	20,908
Microsoft Corp.	1,704	57,254
Nuance Communications, Inc. *	3,630	73,253
Oracle Corp. *	2,217	44,739
VeriFone Holdings, Inc. *	2,338	112,294

		446,332
Steel - 1.44%
Gerdau Ameristeel Corp.	5,259	65,948
Steel Dynamics, Inc.	376	18,916

		84,864
Telecommunications Equipment &
Services - 0.52%
Tele Norte Leste Participacoes SA, ADR	1,465	30,648
Telephone - 2.72%
AT&T, Inc.	4,207	160,749

TOTAL COMMON STOCKS (Cost $5,561,261)		$5,861,905

SHORT TERM INVESTMENTS - 1.61%
John Hancock Cash Investment Trust (c)	$95,154	$95,154

TOTAL SHORT TERM INVESTMENTS
(Cost $95,154)		$95,154

Total Investments (Quantitative All Cap Fund)
(Cost $5,656,415) - 100.86%		$5,957,059
Liabilities in Excess of Other Assets - (0.86)%		(50,822)

TOTAL NET ASSETS - 100.00%		$5,906,237

Quantitative Mid Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.00%
Advertising - 0.38%
Omnicom Group, Inc.	9,000	$438,750

The accompanying notes are an integral part of the financial statements.
176

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts - 2.15%
Lear Corp. *	84,300	$2,481,792
Auto Services - 1.32%
RSC Holdings, Inc. *	123,800	1,520,264
Banking - 2.31%
Colonial Bancgroup, Inc.	107,200	1,706,624
Sovereign Bancorp, Inc.	81,400	958,078

		2,664,702
Biotechnology - 2.90%
Applera Corp.	53,700	1,834,392
Techne Corp. *	23,200	1,511,480

		3,345,872
Building Materials & Construction - 0.81%
Lennox International, Inc.	27,500	930,600
Business Services - 0.74%
Cadence Design Systems, Inc. *	5,200	86,320
R.R. Donnelley & Sons Company	9,255	339,288
TeleTech Holdings, Inc. *	20,900	432,839

		858,447
Chemicals - 2.85%
Airgas, Inc.	13,400	663,032
Hercules, Inc.	27,500	533,775
OM Group, Inc. *	37,100	2,088,359

		3,285,166
Computers & Business Equipment - 3.51%
Cognizant Technology Solutions Corp.,
Class A *	55,500	1,726,050
Foundry Networks, Inc. *	78,500	1,383,955
Juniper Networks, Inc. *	31,481	935,615

		4,045,620
Containers & Glass - 1.77%
Pactiv Corp. *	80,400	2,042,160
Crude Petroleum & Natural Gas - 2.27%
Sunoco, Inc.	13,600	912,560
Unit Corp. *	24,000	1,073,280
XTO Energy, Inc.	10,200	630,564

		2,616,404
Drugs & Health Care - 0.07%
China Nepstar Chain Drugstore Ltd., ADR *	4,100	76,383
Electrical Equipment - 2.98%
AMETEK, Inc.	51,600	2,270,400
Hubbell, Inc., Class B	21,200	1,164,516

		3,434,916
Electrical Utilities - 5.68%
Alliant Energy Corp.	31,000	1,287,120
Mirant Corp. *	75,900	2,928,981
Xcel Energy, Inc.	101,000	2,334,110

		6,550,211
Electronics - 4.02%
Amphenol Corp., Class A	37,100	1,608,285

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Dolby Laboratories, Inc., Class A *	39,800	$1,999,552
Thomas & Betts Corp. *	18,900	1,027,404

		4,635,241
Financial Services - 4.34%
Legg Mason, Inc.	15,800	1,205,698
Och-Ziff Capital Management Group LLC.,
Class A *	90,524	2,231,417
The First Marblehead Corp.	52,200	1,566,522

		5,003,637
Food & Beverages - 1.42%
Coca-Cola Enterprises, Inc.	26,900	698,593
McCormick & Company, Inc.	24,500	936,145

		1,634,738
Gas & Pipeline Utilities - 3.01%
AGL Resources, Inc.	62,700	2,324,916
Suburban Propane Partners, L.P.	26,800	1,146,772

		3,471,688
Healthcare Products - 4.37%
DENTSPLY International, Inc.	42,100	1,801,038
Herbalife, Ltd.	77,300	3,236,551

		5,037,589
Healthcare Services - 2.11%
athenahealth, Inc. * (a)	5,500	234,630
Coventry Health Care, Inc. *	38,000	2,199,440

		2,434,070
Hotels & Restaurants - 4.10%
Darden Restaurants, Inc.	47,200	1,878,088
Sonic Corp. *	25,800	629,520
Wyndham Worldwide Corp.	76,300	2,225,671

		4,733,279
Industrial Machinery - 2.10%
Crane Company	54,000	2,426,760
Insurance - 7.41%
American Financial Group, Inc.	15,900	464,598
Arch Capital Group, Ltd. *	15,143	1,056,679
Aspen Insurance Holdings, Ltd.	45,800	1,319,040
Axis Capital Holdings, Ltd.	63,800	2,433,332
Endurance Specialty Holdings, Ltd.	20,367	822,623
RenaissanceRe Holdings, Ltd.	19,000	1,123,090
XL Capital, Ltd., Class A	22,610	1,323,363

		8,542,725
International Oil - 1.09%
Nabors Industries, Ltd. *	46,800	1,258,920
Internet Service Provider - 1.20%
Salesforce.com, Inc. *	24,400	1,384,212
Life Sciences - 0.70%
Waters Corp. *	10,400	811,616
Manufacturing - 1.09%
Trinity Industries, Inc.	49,800	1,260,438

The accompanying notes are an integral part of the financial statements.
177

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Medical-Hospitals - 0.37%
VCA Antech, Inc. *	10,400	$426,712
Metal & Metal Products - 1.12%
Crown Holdings, Inc. *	50,400	1,293,264
Office Furnishings & Supplies - 2.53%
Avery Dennison Corp.	25,700	1,339,227
IKON Office Solutions, Inc.	125,510	1,585,191

		2,924,418
Petroleum Services - 4.22%
ENSCO International, Inc.	55,400	2,983,290
Petro-Canada (a)	9,353	452,405
Tesoro Corp.	7,700	378,686
Tidewater, Inc.	21,500	1,051,135

		4,865,516
Pharmaceuticals - 0.38%
Warner Chilcott, Ltd., Class A *	24,300	443,475
Publishing - 1.88%
Idearc, Inc. (a)	92,300	1,746,316
Meredith Corp.	7,600	418,380

		2,164,696
Real Estate - 4.07%
Hospitality Properties Trust, REIT	78,300	2,861,082
iStar Financial, Inc., REIT	62,800	1,838,156

		4,699,238
Retail Trade - 3.36%
Dick's Sporting Goods, Inc. *	54,100	1,691,166
Dollar Tree Stores, Inc. *	60,900	1,745,394
The TJX Companies, Inc.	14,900	437,166

		3,873,726
Sanitary Services - 4.53%
Allied Waste Industries, Inc. *	170,600	1,946,546
Republic Services, Inc.	53,900	1,787,863
Stericycle, Inc. *	25,400	1,494,790

		5,229,199
Semiconductors - 0.88%
Intersil Corp., Class A	40,600	1,012,564
Software - 4.09%
Nuance Communications, Inc. * (a)	114,000	2,300,520
VeriFone Holdings, Inc. *	50,300	2,415,909

		4,716,429
Telecommunications Equipment &
Services - 1.23%
Amdocs, Ltd. *	42,722	1,413,671
Telephone - 0.81%
AT&T, Inc.	13,100	500,551
CenturyTel, Inc.	10,200	434,826

		935,377
Toys, Amusements & Sporting Goods - 1.41%
Hasbro, Inc.	58,700	1,630,099

Quantitative Mid Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation - 0.42%
Genco Shipping & Trading, Ltd.	7,600	$481,080

TOTAL COMMON STOCKS (Cost $112,316,727)		$113,035,664

SHORT TERM INVESTMENTS - 5.64%
Dresdner U.S. Finance, Inc.
4.58% due 12/03/2007	$2,290,000	$2,289,417
John Hancock Cash Investment Trust (c)	4,218,459	4,218,459

TOTAL SHORT TERM INVESTMENTS
(Cost $6,507,876)		$6,507,876

Total Investments (Quantitative Mid Cap Fund)
(Cost $118,824,603) - 103.64%		$119,543,540
Liabilities in Excess of Other Assets - (3.64)%		(4,200,353)

TOTAL NET ASSETS - 100.00%		$115,343,187

Optimized Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.05%
Advertising - 2.36%
Omnicom Group, Inc.	397,700	$19,387,875
Aerospace - 1.42%
Lockheed Martin Corp.	105,300	11,653,551
Banking - 8.52%
Bank of America Corp.	134,700	6,213,711
Credit Suisse Group-Sponsored ADR	367,400	22,161,568
Deutsche Bank AG	109,100	14,373,925
Wachovia Corp.	636,196	27,356,428

		70,105,632
Biotechnology - 0.85%
Techne Corp. *	106,900	6,964,535
Business Services - 0.61%
CSG Systems International, Inc. *	301,600	4,997,512
Chemicals - 0.86%
Praxair, Inc.	83,300	7,112,154
Computers & Business Equipment - 3.20%
Cognizant Technology Solutions Corp.,
Class A *	107,505	3,343,405
EMC Corp. *	301,700	5,813,759
Foundry Networks, Inc. *	210,900	3,718,167
Juniper Networks, Inc. *	329,400	9,789,768
Parametric Technology Corp. *	220,200	3,677,340

		26,342,439
Construction Materials - 0.48%
Sherwin-Williams Company	62,900	3,952,007
Containers & Glass - 0.67%
Sealed Air Corp.	235,300	5,498,961

The accompanying notes are an integral part of the financial statements.
178

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries - 3.19%
Kimberly-Clark Corp.	327,900	$22,890,699
Procter & Gamble Company	45,100	3,337,400

		26,228,099
Crude Petroleum & Natural Gas - 1.15%
Unit Corp. *	211,000	9,435,920
Domestic Oil - 0.82%
St. Mary Land & Exploration Company	171,800	6,751,740
Electrical Equipment - 1.37%
Cooper Industries, Ltd., Class A	224,147	11,256,662
Electrical Utilities - 5.42%
American Electric Power Company, Inc.	117,400	5,596,458
Mirant Corp. *	436,200	16,832,958
Public Service Enterprise Group, Inc.	231,700	22,182,958

		44,612,374
Energy - 1.67%
Energen Corp.	92,100	5,870,454
Nexen, Inc.	278,200	7,900,880

		13,771,334
Financial Services - 9.71%
Barclays PLC, SADR	267,000	12,378,120
CIT Group, Inc.	124,423	3,309,652
Citigroup, Inc.	131,900	4,392,270
E*TRADE Financial Corp. * (a)	722,900	3,325,340
Legg Mason, Inc.	111,400	8,500,934
Lehman Brothers Holdings, Inc.	147,500	9,237,925
Merrill Lynch & Company, Inc.	236,700	14,187,798
Morgan Stanley	207,500	10,939,400
The First Marblehead Corp. (a)	454,200	13,630,542

		79,901,981
Food & Beverages - 2.92%
Coca-Cola Enterprises, Inc.	269,856	7,008,160
McCormick & Company, Inc.	343,457	13,123,492
Pepsi Bottling Group, Inc.	91,918	3,922,141

		24,053,793
Gas & Pipeline Utilities - 2.14%
AGL Resources, Inc.	102,500	3,800,700
Eni SPA, SADR	193,400	13,839,704

		17,640,404
Healthcare Products - 3.02%
Baxter International, Inc.	182,400	10,920,288
DENTSPLY International, Inc.	160,900	6,883,302
Herbalife, Ltd.	167,616	7,018,082

		24,821,672
Healthcare Services - 0.88%
Covance, Inc. *	83,400	7,283,322
Holdings Companies/Conglomerates - 4.61%
General Electric Company	991,500	37,964,535
Hotels & Restaurants - 0.96%
Yum! Brands, Inc.	213,500	7,931,525

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance - 9.97%
Ambac Financial Group, Inc.	293,200	$7,983,836
American Financial Group, Inc.	392,200	11,460,084
Axis Capital Holdings, Ltd.	314,000	11,975,960
CNA Financial Corp.	226,400	8,023,616
Genworth Financial, Inc., Class A	380,700	9,989,568
ING Groep NV, SADR	346,700	13,445,026
RenaissanceRe Holdings, Ltd.	60,500	3,576,155
The Travelers Companies, Inc.	166,200	8,826,882
XL Capital, Ltd., Class A	115,235	6,744,705

		82,025,832
International Oil - 7.18%
Chevron Corp.	77,700	6,819,729
ConocoPhillips	135,200	10,821,408
Exxon Mobil Corp.	294,800	26,284,368
Nabors Industries, Ltd. *	246,500	6,630,850
Sasol, Ltd., SADR	169,200	8,551,368

		59,107,723
Internet Retail - 1.16%
eBay, Inc. *	284,112	9,526,275
Leisure Time - 0.65%
Walt Disney Company	160,400	5,317,260
Manufacturing - 1.03%
Trinity Industries, Inc.	336,300	8,511,753
Medical-Hospitals - 0.47%
VCA Antech, Inc. *	93,800	3,848,614
Metal & Metal Products - 0.32%
Reliance Steel & Aluminum Company	51,958	2,680,513
Mining - 0.28%
Alliance Resource Partners LP	60,700	2,309,028
Petroleum Services - 2.96%
ENSCO International, Inc.	272,700	14,684,895
Valero Energy Corp.	149,000	9,695,430

		24,380,325
Pharmaceuticals - 2.63%
Eli Lilly & Company	200,200	10,600,590
Pfizer, Inc.	463,900	11,022,264

		21,622,854
Publishing - 1.08%
McGraw-Hill Companies, Inc.	57,900	2,841,732
Meredith Corp.	110,200	6,066,510

		8,908,242
Real Estate - 1.39%
Hospitality Properties Trust, REIT	147,000	5,371,380
iStar Financial, Inc., REIT	208,400	6,099,868

		11,471,248
Retail Trade - 1.19%
Dollar Tree Stores, Inc. *	341,400	9,784,524

The accompanying notes are an integral part of the financial statements.
179

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Optimized Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Sanitary Services - 1.44%
Allied Waste Industries, Inc. *	1,042,121	$11,890,601
Software - 1.80%
Nuance Communications, Inc. *	196,100	3,957,298
VeriFone Holdings, Inc. *	225,700	10,840,371

		14,797,669
Telecommunications Equipment &
Services - 0.29%
Verizon Communications, Inc.	55,400	2,393,834
Telephone - 5.23%
AT&T, Inc.	934,900	35,722,529
CenturyTel, Inc.	171,033	7,291,137

		43,013,666
Tobacco - 0.77%
Altria Group, Inc.	81,300	6,305,628
Toys, Amusements & Sporting Goods - 0.38%
Mattel, Inc.	157,900	3,154,842

TOTAL COMMON STOCKS (Cost $813,716,860)		$798,718,458

SHORT TERM INVESTMENTS - 3.57%
John Hancock Cash Investment Trust (c)	$6,164,336	$6,164,336
Societe Generale North America
zero coupon due 12/03/2007	23,180,000	23,174,141

TOTAL SHORT TERM INVESTMENTS
(Cost $29,338,476)		$29,338,477

Total Investments (Optimized Value Fund)
(Cost $843,055,336) - 100.62%		$828,056,935
Liabilities in Excess of Other Assets - (0.62)%		(5,080,232)

TOTAL NET ASSETS - 100.00%		$822,976,703

Real Estate Equity Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 93.56%
Hotels & Restaurants - 2.03%
Marriott International, Inc., Class A	133,100	$4,991,250
Paper - 1.53%
Plum Creek Timber Company, Inc.	81,300	3,769,881
Real Estate - 90.00%
Alexandria Real Estate Equities, Inc., REIT	46,700	4,587,341
AMB Property Corp., REIT	156,330	9,561,143
Avalon Bay Communities, Inc., REIT	71,790	7,138,798
Boston Properties, Inc., REIT	81,750	8,045,835
Brandywine Realty Trust, REIT	143,600	2,943,800
BRE Properties, Inc., Class A, REIT	133,240	5,935,842
Brookfield Properties Corp. (a)	310,600	6,677,900
Camden Property Trust, REIT	135,500	7,128,655
CBL & Associates Properties, Inc., REIT	176,100	5,085,768

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Cousins Properties, Inc., REIT	142,500	$3,387,225
DCT Industrial Trust, Inc., REIT	482,100	4,864,389
Douglas Emmett, Inc., REIT	178,800	4,292,988
Duke Realty Corp., REIT	161,910	4,256,614
EastGroup Properties, Inc., REIT	120,000	5,535,600
Equity One, Inc., REIT	222,800	5,273,676
Equity Residential, REIT	237,250	8,828,072
Essex Property Trust, Inc., REIT	76,700	7,956,858
Federal Realty Investment Trust, REIT	54,580	4,540,510
General Growth Properties, Inc., REIT	189,260	8,789,234
Highwoods Properties, Inc., REIT	95,200	3,020,696
Host Hotels & Resorts, Inc., REIT	430,550	8,262,255
Kilroy Realty Corp., REIT	83,730	4,679,670
Kimco Realty Corp., REIT	222,700	8,794,423
LaSalle Hotel Properties, REIT	148,920	5,539,824
Mack-California Realty Corp., REIT	134,010	4,782,817
Mitsubishi Estate Company, Ltd.	161,000	4,353,845
ProLogis, REIT	142,670	9,333,471
Public Storage, Inc., REIT	45,800	3,542,172
Regency Centers Corp., REIT	91,050	6,049,362
Simon Property Group, Inc., REIT	173,780	17,108,641
SL Green Realty Corp., REIT	48,170	5,004,863
The Macerich Company, REIT	120,620	9,366,143
The St. Joe Company, REIT (a)	101,500	2,887,675
Vornado Realty Trust, REIT	97,000	8,730,000
Weingarten Realty Investors, REIT	148,400	5,290,460

		221,576,565

TOTAL COMMON STOCKS (Cost $247,160,099)		$230,337,696

CORPORATE BONDS - 2.03%
Real Estate - 2.03%
Alexandria Real Estate Equities, Inc., REIT
3.70% due 01/15/2027	798,500	786,522
CORPORATE BONDS - 2.03%
Real Estate - 2.03%
BRE Properties, Inc.
4.125% due 08/15/2026	2,035,000	1,928,354
Kilroy Realty L.P.
3.25% due 04/15/2012	2,640,000	2,292,238

		5,007,114

TOTAL CORPORATE BONDS (Cost $5,453,683)		$5,007,114

SHORT TERM INVESTMENTS - 2.77%
John Hancock Cash Investment Trust (c)	$6,819,715	$6,819,715

TOTAL SHORT TERM INVESTMENTS
(Cost $6,819,715)		$6,819,715

The accompanying notes are an integral part of the financial statements.
180

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.24%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$5,513,768 on 12/03/2007,
collateralized by $5,365,000
Federal Farm Credit Bank, 4.875%
due 12/16/2015 (valued at
$5,626,544, including interest)	$5,512,000	$5,512,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,512,000)		$5,512,000

Total Investments (Real Estate Equity Fund)
(Cost $264,945,497) - 100.60%		$247,676,525
Liabilities in Excess of Other Assets - (0.60)%		(1,488,430)

TOTAL NET ASSETS - 100.00%		$246,188,095

Real Estate Securities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 100.17%
Hotels & Restaurants - 1.42%
Starwood Hotels & Resorts Worldwide, Inc.	34,132	$1,832,206
Real Estate - 98.75%
Apartment Investment & Management
Company, Class A, REIT	91,513	3,639,472
Avalon Bay Communities, Inc., REIT	69,474	6,908,495
BioMed Realty Trust, Inc., REIT	54,780	1,236,932
Boston Properties, Inc., REIT	49,450	4,866,869
BRE Properties, Inc., Class A, REIT	77,830	3,467,326
Digital Realty Trust, Inc., REIT	32,718	1,248,519
Douglas Emmett, Inc., REIT	131,900	3,166,919
Entertainment Properties Trust, REIT	21,443	1,142,697
Equity Lifestyle Properties, Inc., REIT	40,511	1,879,305
Equity Residential, REIT	145,760	5,423,730
Essex Property Trust, Inc., REIT	10,224	1,060,638
Extra Space Storage, Inc., REIT	18,900	269,514
Federal Realty Investment Trust, REIT	55,796	4,641,669
FelCor Lodging Trust, Inc., REIT	84,850	1,485,723
General Growth Properties, Inc., REIT	159,354	7,400,400
Host Hotels & Resorts, Inc., REIT	359,000	6,889,210
Kilroy Realty Corp., REIT	18,450	1,031,170
Kite Realty Group Trust, REIT	72,685	1,137,520
LaSalle Hotel Properties, REIT	53,400	1,986,480
LTC Properties, Inc., REIT	53,331	1,255,412
Mack-California Realty Corp., REIT	22,497	802,918
Nationwide Health Properties, Inc., REIT	110,264	3,449,058
Parkway Properties, Inc., REIT	16,500	652,905
Post Properties, Inc., REIT	24,450	887,779
ProLogis, REIT	170,192	11,133,961
Public Storage, Inc., REIT	55,080	4,259,887
Regency Centers Corp., REIT	72,220	4,798,297
Saul Centers, Inc., REIT	22,300	1,273,107

Real Estate Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Senior Housing Properties Trust, REIT	91,100	$2,012,399
Simon Property Group, Inc., REIT	134,443	13,235,913
SL Green Realty Corp., REIT	48,780	5,068,242
Tanger Factory Outlet Centers, Inc., REIT	52,550	2,212,881
Taubman Centers, Inc., REIT	24,950	1,335,574
The Macerich Company, REIT	54,024	4,194,964
Ventas, Inc., REIT	67,050	2,923,380
Vornado Realty Trust, REIT	95,762	8,618,580
Washington Real Estate Investment Trust,
REIT	15,850	507,834

		127,505,679

TOTAL COMMON STOCKS (Cost $117,805,228)		$129,337,885

REPURCHASE AGREEMENTS - 0.21%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$277,089 on 12/03/2007,
collateralized by $270,000 Federal
Home Loan Bank, 4.875% due
12/13/2013 (valued at $283,163,
including interest)	$277,000	$277,000

TOTAL REPURCHASE AGREEMENTS
(Cost $277,000)		$277,000

Total Investments (Real Estate Securities Fund)
(Cost $118,082,228) - 100.38%		$129,614,885
Liabilities in Excess of Other Assets - (0.38)%		(494,212)

TOTAL NET ASSETS - 100.00%		$129,120,673

Real Return Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 105.69%
Treasury Inflation Protected
Securities (d) - 105.69%
0.875% due 04/15/2010	$152,246,445	$151,782,550
1.875% due 07/15/2013 to 07/15/2015	185,182,420	190,801,295
2.00% due 04/15/2012 to 01/15/2026	264,578,523	272,040,393
2.375% due 04/15/2011 to 01/15/2027	172,194,007	183,025,403
2.50% due 07/15/2016	15,042,300	16,151,670
2.625% due 07/15/2017	23,738,296	25,843,218
3.00% due 07/15/2012	23,305,146	25,247,840
3.50% due 01/15/2011	48,151,560	51,856,967
3.625% due 04/15/2028	7,218,008	9,286,415
3.875% due 01/15/2009 to 04/15/2029	112,190,508	141,708,048

		1,067,743,799

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,047,106,441)		$1,067,743,799

The accompanying notes are an integral part of the financial statements.
181

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.11%
Federal Home Loan Mortgage Corp. - 11.03%
4.50% due 05/15/2017		$218,803	$216,946
5.50% TBA **		60,000,000	60,000,000
6.00% due 01/01/2037		15,508,897	15,746,165
6.00% TBA **		35,000,000	35,457,023

			111,420,134
Federal National Mortgage
Association - 20.69%
5.50% due 03/01/2034 to 11/01/2037		164,887,937	165,179,816
6.00% due 09/01/2035 to 12/01/2037		43,032,917	43,742,245
6.133% due 10/01/2044 (b)		120,900	122,256

			209,044,317
Small Business Administration - 0.39%
4.504% due 02/01/2014		1,253,663	1,227,017
4.88% due 11/01/2024		2,624,296	2,655,741

			3,882,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $319,592,181)			$324,347,209

FOREIGN GOVERNMENT OBLIGATIONS - 4.01%
Canada - 0.05%
Government of Canada
3.00% due 12/01/2036	CAD	434,572	520,860
Japan - 3.39%
Government of Japan
0.80% due 12/10/2015	JPY	522,080,000	4,637,944
1.10% due 12/10/2016		879,120,000	7,945,033
1.20% due 06/10/2017		2,386,590,000	21,628,908

			34,211,885
Russia - 0.14%
Russian Federation, Series REGS
7.50% due 03/31/2030		$1,287,000	1,460,874
United Kingdom - 0.43%
United Kingdom Gilt Inflation Linked, Series 8MO
2.50% due 05/20/2009	GBP	800,000	4,347,965

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $38,172,074)			$40,541,584

CORPORATE BONDS - 7.70%
Banking - 0.36%
Barclays Bank, PLC
7.434% due 09/29/2049 (b)		$600,000	606,974
Royal Bank of Scotland Group, PLC
7.091% due 10/29/2049	EUR	400,000	581,113
Unicredit Luxembourg Finance SA
5.1425% due 10/24/2008 (b)		$1,100,000	1,097,251
Wachovia Bank NA, Series BKNT
5.69125% due 12/02/2010 (b)		1,400,000	1,387,694

			3,673,032
Cable & Television - 0.14%
CSC Holdings, Inc.
7.875% due 12/15/2007		1,400,000	1,400,000

Real Return Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas - 0.39%
Chesapeake Energy Corp.
2.50% due 05/15/2037		$3,550,000	$3,891,155
Financial Services - 6.05%
Abbey National Treasury Services PLC, Series YCD
5.175% due 07/02/2008 (b)		6,300,000	6,301,291
American Express Bank FSB, Series BKNT
6.00% due 09/13/2017		2,200,000	2,205,034
American Express Centurion Bank, Series BKN1
6.00% due 09/13/2017		2,200,000	2,205,034
Barclays Bank, PLC
5.45% due 09/12/2012		6,100,000	6,238,662
C10 Capital SPV, Ltd.
6.722% due 12/31/2016 (b)		400,000	375,264
Calabash Re, Ltd.
14.09438% due 01/08/2010 (b)		300,000	309,720
Capital One Financial Corp.
6.75% due 09/15/2017		1,000,000	977,784
Citigroup, Inc.
5.02375% due 01/30/2009 (b)		600,000	596,878
5.22813% due 12/28/2009 (b)		4,000,000	3,956,520
East Lane Re Ltd.
11.91125% due 05/06/2011 (b)		300,000	299,831
Ford Motor Credit Company
7.25% due 10/25/2011		6,350,000	5,732,469
7.80% due 06/01/2012		450,000	401,051
General Electric Capital Corp.
5.50% due 09/15/2067 (b)	EUR	100,000	142,749
6.375% due 11/15/2067 (b)		$800,000	815,111
6.50% due 09/15/2067 (b)	GBP	4,500,000	9,275,604
General Electric Capital Corp., Series MTN
5.74375% due 12/12/2008 (b)		$500,000	499,399
Goldman Sachs Group, Inc.
6.75% due 10/01/2037		600,000	596,133
Lehman Brothers Holdings, Inc.
7.00% due 09/27/2027		300,000	303,625
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014		300,000	299,931
Longpoint Re, Ltd.
10.94438% due 05/08/2010 (b)		800,000	819,040
Merna Reinsurance Ltd., Series A
5.88063% due 07/07/2010 (b)		3,500,000	3,452,400
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,300,000	2,331,708
Mystic Re, Ltd.
14.08125% due 12/05/2008 (b)		500,000	508,550
15.08125% due 06/07/2011 (b)		1,500,000	1,579,950
Nuveen Investments, Inc.
10.50% due 11/15/2015		1,500,000	1,488,750
Rabobank Nederland
5.2625% due 01/15/2009 (b)		500,000	499,206
Redwood Capital IX, Ltd., Series D
12.99313% due 01/09/2008 (b)		300,000	300,090
Residential Reinsurance 2005 Ltd., Series A
11.62125% due 06/06/2008 (b)		600,000	599,424
Residential Reinsurance 2007 Ltd., Series CL1
12.87125% due 06/07/2010 (b)		2,200,000	2,270,400

The accompanying notes are an integral part of the financial statements.
182

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Santander Perpetual SA Unipersonal
6.671% due 10/24/2017 (b)	$2,500,000	$2,413,063
The Bear Stearns Companies, Inc.
6.95% due 08/10/2012	2,400,000	2,487,274
Vita Capita II, Ltd.
6.13063% due 01/01/2010 (b)	300,000	296,400
Vita Capital III Ltd., Series B-II
6.35063% due 01/01/2012 (b)	500,000	492,050

		61,070,395

Food & Beverages - 0.09%
Kraft Foods, Inc.
6.00% due 02/11/2013	900,000	932,756

Hotels & Restaurants - 0.02%
Harrah's Operating Company, Inc.
7.50% due 01/15/2009	200,000	202,500

Insurance - 0.06%
Foundation Re II, Ltd.
11.655% due 11/26/2010 (b)	600,000	621,540

Leisure Time - 0.15%
Park Place Entertainment Corp.
8.875% due 09/15/2008	1,500,000	1,530,000

Telephone - 0.44%
BellSouth Corp.
4.24% due 04/26/2008 (b)	4,500,000	4,481,577

TOTAL CORPORATE BONDS (Cost $76,718,587)		$77,802,955

MUNICIPAL BONDS - 0.15%
New York - 0.02%
New York City Municipal Finance Authority, Water
& Sewer System Revenue, Series D
4.75% due 06/15/2038	200,000	201,252

Ohio - 0.08%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	784,144

West Virginia - 0.05%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	500,000	497,290

TOTAL MUNICIPAL BONDS (Cost $1,464,086)		$1,482,686

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.18%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A1
4.125% due 03/25/2035 (b)	2,303,851	2,287,222
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-2, Class A2
4.125% due 03/25/2035 (b)	1,169,975	1,145,705
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A1
4.55% due 08/25/2035 (b)	789,026	781,004
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	1,110,465	1,094,407

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
4.98875% due 01/25/2037 (b)	$4,671,296	$4,642,100
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	134,064	134,123
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A1
4.7475% due 08/25/2035 (b)	918,505	914,317
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A2
4.2475% due 08/25/2035 (b)	787,190	772,968
Citigroup Mortgage Loan Trust, Inc., Series 2005-6,
Class A3
4.0975% due 08/25/2035 (b)	168,209	164,810

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,853,598)		$11,936,656

ASSET BACKED SECURITIES - 0.03%
Lehman XS Trust, Series 2006-10N, Class 1A1A
4.86875% due 07/25/2046 (b)	273,084	271,193
Residential Asset Securities Corp., Series
2006-KS3, Class AI1
4.85875% due 04/25/2036 (b)	21,080	20,989

TOTAL ASSET BACKED SECURITIES
(Cost $294,164)		$292,182

TERM LOANS - 0.92%
Financial Services - 0.47%
DaimlerChrysler Financial Company
8.90% due 08/03/2012 (b)	4,800,000	4,700,568

Medical-Hospitals - 0.36%
HCA, Inc.
7.45% due 11/01/2013 (b)	3,771,500	3,620,093

Paper - 0.09%
Georgia Pacific Corp.
7.18% due 12/20/2012 (b)	982,500	932,579

TOTAL TERM LOANS (Cost $9,314,000)		$9,253,240

OPTIONS - 0.26%
Call Options - 0.16%
Chicago Board of Trade American Purchase Call
on U.S. Treasury Bond 20 Yrs. Futures
Expiration 12/21/2007 at $129.00 *	50,000	781
Expiration 12/21/2007 at $130.00 *	603,000	9,422
Expiration 12/21/2007 at $131.00 *	145,000	2,266
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 10 Yrs. Futures
Expiration 02/22/2008 at $136.00 *	138,000	2,156
Expiration 02/22/2008 at $137.00 *	568,000	8,875
Expiration 02/22/2008 at $138.00 *	269,000	4,203
Chicago Board of Trade American Purchase Call
on U.S. Treasury Note 5 Yrs. Futures
Expiration 12/21/2007 at $119.50 *	991,000	15,484
Expiration 02/22/2008 at $126.00 *	22,000	344
Expiration 02/22/2008 at $127.00 *	3,000	47

The accompanying notes are an integral part of the financial statements.
183

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

OPTIONS (continued)
Call Options (continued)
Over The Counter European Style Call on the EUR
vs. USD
Expiration 06/26/2008 at $1.353 *	4,300,000	$477,476
Expiration 07/08/2010 at $1.392 *	4,900,000	422,380
Over The Counter European Style Call on the USD
vs. JPY
Expiration 06/23/2008 at $118.15 *	8,800,000	25,494
Over The Counter European Style Call on
USD-LIBOR Rate Swaption
Expiration 03/31/2008 at $4.75 *	25,000,000	489,447
Expiration 09/26/2008 at $4.75 *	6,000,000	119,014

		1,577,389

Put Options - 0.10%
Over The Counter European Style Put on the EUR
vs. USD
Expiration 06/26/2008 at $1.353 *	4,300,000	33,781
Expiration 07/08/2010 at $1.392 *	4,900,000	221,835
Over The Counter European Style Put on the USD
vs. JPY
Expiration 06/23/2008 at $118.15 *	8,800,000	754,072

		1,009,688

TOTAL OPTIONS (Cost $1,472,346)		$2,587,077

REPURCHASE AGREEMENTS - 0.53%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$5,403,733 on 12/03/2007,
collateralized by $5,140,000
Federal Home Loan Mortgage
Corp., 6.375% due 06/29/2022
(valued at $5,512,650, including
interest)	$5,402,000	$5,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,402,000)		$5,402,000

SHORT TERM INVESTMENTS - 0.58%
U.S. Treasury Bills
zero coupon due 02/28/2008	$1,035,000	$1,026,812
zero coupon due 12/13/2007 ****	4,260,000	4,254,746
UniCredito Italiano Bank Ireland PLC
4.81% due 02/15/2008	600,000	593,907

TOTAL SHORT TERM INVESTMENTS
(Cost $5,875,465)		$5,875,465

Total Investments (Real Return Bond Fund)
(Cost $1,517,264,942) - 153.16%		$1,547,264,853
Liabilities in Excess of Other Assets - (53.16)%		(537,059,233)

TOTAL NET ASSETS - 100.00%		$1,010,205,620

Schedule of Securities Sold Short
	Shares or
	Principal
	Amount	Value

U.S. TREASURY BONDS - 3.01%
U.S. Treasury Bond
4.25%, due 08/15/2014	$300,000	$310,219
4.75%, due 02/15/2037	200,000	$211,297

TOTAL U.S. TREASURY
BONDS (Proceeds $493,180)		$521,516

U.S. TREASURY NOTES - 96.99%
U.S. Treasury Note
4.125%, due 08/31/2012	6,100,000	$6,286,337
4.75%, due 08/15/2017	9,900,000	$10,511,790

TOTAL U.S. TREASURY
NOTES (Proceeds $16,156,747)		$16,798,127

Total Securities Sold Short
(Proceeds $16,649,927)		$17,319,643

Small Cap Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.54%
Advertising - 3.23%
inVentiv Health, Inc. *	193,200	$5,637,576
Air Travel - 1.18%
Allegiant Travel Company *	58,300	2,063,820
Apparel & Textiles - 2.98%
G-III Apparel Group, Ltd. *	280,202	4,026,503
Hartmarx Corp. *	292,600	1,170,400

		5,196,903
Auto Parts - 1.05%
Fuel Systems Solutions, Inc. *	124,600	1,836,604
Banking - 5.83%
Boston Private Financial Holdings, Inc. (a)	63,700	1,754,298
First Community Bancorp	68,400	3,077,316
SVB Financial Group *	103,900	5,348,772

		10,180,386
Business Services - 4.07%
Kendle International, Inc. * (a)	161,500	6,971,955
Kenexa Corp. *	6,600	127,842

		7,099,797
Chemicals - 6.10%
Arch Chemicals, Inc.	112,900	4,645,835
H.B. Fuller Company	153,791	3,889,374
ICO, Inc. *	194,000	2,104,900

		10,640,109
Computers & Business Equipment - 2.65%
Radiant Systems, Inc. *	290,200	4,634,494
Cosmetics & Toiletries - 1.79%
Intermediate Parfums, Inc.	170,800	3,120,516

The accompanying notes are an integral part of the financial statements.
184

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 2.17%
Goodrich Petroleum Corp. * (a)	154,800	$3,781,764
Domestic Oil - 2.44%
Mariner Energy, Inc. *	196,200	4,253,616
Electronics - 2.50%
Daktronics, Inc. (a)	186,800	4,358,044
Energy - 1.64%
PowerSecure International, Inc. * (a)	208,200	2,860,668
Financial Services - 3.11%
FBR Capital Markets Corp. *	209,000	2,104,630
SWS Group, Inc.	245,500	3,328,980

		5,433,610
Healthcare Products - 11.85%
Cantel Medical Corp. *	230,700	4,081,083
Inverness Medical Innovations, Inc. * (a)	117,600	6,900,768
SurModics, Inc. * (a)	55,889	2,886,108
Symmetry Medical, Inc. *	404,500	6,811,780

		20,679,739
Healthcare Services - 6.19%
Air Methods Corp. *	115,300	6,070,545
Nighthawk Radiology Holdings, Inc. * (a)	223,800	4,731,132

		10,801,677
Industrial Machinery - 5.61%
Chart Industries, Inc. *	232,629	6,467,086
Flow International Corp. *	420,039	3,318,308

		9,785,394
Insurance - 8.33%
First Mercury Financial Corp. *	204,460	4,338,641
National Interstate Corp.	159,137	5,240,382
Philadelphia Consolidated Holding Corp. *	116,530	4,961,847

		14,540,870
International Oil - 1.29%
ATP Oil & Gas Corp. *	50,600	2,255,748
Internet Content - 2.14%
TheStreet.com, Inc.	303,900	3,737,970
Internet Software - 0.64%
Lionbridge Technologies, Inc. *	367,200	1,116,288
Investment Companies - 1.94%
iShares Russell 2000 Index Fund (a)	44,200	3,384,836
Leisure Time - 2.60%
Gaylord Entertainment Company *	107,700	4,529,862
Publishing - 0.30%
Courier Corp.	16,200	532,494
Railroads & Equipment - 2.35%
Genesee & Wyoming, Inc., Class A *	156,388	4,097,366
Retail Trade - 6.90%
Christopher & Banks Corp.	358,000	5,770,960
Gaiam, Inc., Class A *	92,728	2,183,744

Small Cap Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Tractor Supply Company * (a)	99,700	$4,089,694

		12,044,398
Software - 6.01%
ACI Worldwide, Inc. *	198,300	4,527,189
Secure Computing Corp. *	656,800	5,957,176

		10,484,365
Transportation - 1.65%
Pacer International, Inc.	208,900	2,874,464

TOTAL COMMON STOCKS (Cost $159,867,811)		$171,963,378

SHORT TERM INVESTMENTS - 19.61%
John Hancock Cash Investment Trust (c)	$34,216,868	$34,216,868

TOTAL SHORT TERM INVESTMENTS
(Cost $34,216,868)		$34,216,868

REPURCHASE AGREEMENTS - 1.19%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,070,664 on 12/03/2007,
collateralized by $2,050,000
Federal Home Loan Mortgage
Corp., 5.25% due 02/24/2011
(valued at $2,114,063, including
interest)	$2,070,000	$2,070,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,070,000)		$2,070,000

Total Investments (Small Cap Fund)
(Cost $196,154,679) - 119.34%		$208,250,246
Liabilities in Excess of Other Assets - (19.34)%		(33,746,329)

TOTAL NET ASSETS - 100.00%		$174,503,917

Small Cap Index Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 77.25%
Advertising - 0.24%
Greenfield Online, Inc. *	1,135	$17,070
inVentiv Health, Inc. *	1,582	46,163
Marchex, Inc., Class B (a)	1,451	17,862
ValueClick, Inc. *	5,068	119,807

		200,902
Aerospace - 1.15%
AAR Corp. *	1,894	62,540
Aerovironment, Inc. *	366	8,817
Argon ST, Inc. *	681	12,408
Curtiss-Wright Corp.	2,241	120,880
EDO Corp.	895	49,959
Esterline Technologies Corp. *	1,478	77,181

The accompanying notes are an integral part of the financial statements.
185

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
GenCorp, Inc. *	2,902	$35,114
HEICO Corp. (a)	1,302	64,136
Innovative Solutions & Support, Inc. * (a)	672	9,563
Integral Systems, Inc.	622	15,506
Moog, Inc., Class A *	1,919	86,509
MTC Technologies, Inc. *	523	8,551
Orbital Sciences Corp., Class A *	3,009	72,397
Sequa Corp., Class A *	365	63,857
Teledyne Technologies, Inc. *	1,773	96,132
TransDigm Group, Inc. *	472	22,505
Triumph Group, Inc.	832	67,608
Woodward Governor Company	1,523	104,386

		978,049
Agriculture - 0.14%
Alico, Inc.	205	9,100
Andersons, Inc.	788	33,427
Cadiz, Inc. * (a)	665	13,207
Fresh Del Monte Produce, Inc. *	1,446	44,710
Tejon Ranch Company *	578	22,340

		122,784
Air Freight - 0.03%
ABX Air, Inc. *	3,115	13,862
ExpressJet Holdings, Inc. *	2,946	7,365

		21,227
Air Travel - 0.38%
Airtran Holdings, Inc. *	4,616	39,190
Alaska Air Group, Inc. *	2,050	51,926
Allegiant Travel Company *	272	9,629
JetBlue Airways Corp. * (a)	9,029	63,203
Midwest Air Group, Inc. *	1,264	19,693
Pinnacle Airline Corp. *	944	15,349
Republic Airways Holdings, Inc. *	1,708	34,297
SkyWest, Inc.	3,261	85,797

		319,084
Aluminum - 0.13%
Century Aluminum Company *	1,490	85,437
Superior Essex, Inc. *	1,050	25,473

		110,910
Amusement & Theme Parks - 0.02%
Great Wolf Resorts, Inc. *	1,641	17,756
Apparel & Textiles - 1.32%
Bebe Stores, Inc. (a)	1,302	17,577
Brown Shoe, Inc.	2,233	37,894
Carter's, Inc. *	2,972	66,662
Cherokee, Inc. (a)	401	12,635
Columbia Sportswear Company	703	33,751
Deckers Outdoor Corp. *	650	93,710
G & K Services, Class A	1,097	44,615
G-III Apparel Group, Ltd. *	692	9,944
Iconix Brand Group, Inc. *	2,585	58,912

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Apparel & Textiles (continued)
Interface, Inc., Class A	2,787	$48,605
Jos. A. Bank Clothiers, Inc. * (a)	920	23,819
Kellwood Company	1,350	20,236
K-Swiss, Inc., Class A	1,338	24,285
Lululemon Athletica, Inc. * (a)	643	23,579
Maidenform Brands, Inc. *	1,208	15,789
Movado Group, Inc.	880	24,376
Oxford Industries, Inc.	796	19,717
Perry Ellis International, Inc. *	605	9,753
Quiksilver, Inc. *	6,325	67,045
Skechers United States of America, Inc.,
Class A *	1,042	23,601
Stage Stores, Inc.	2,205	37,309
Steven Madden, Ltd. *	1,057	24,026
The Gymboree Corp. *	1,563	52,142
The Warnaco Group, Inc. *	2,352	86,789
Timberland Company, Class A *	2,415	39,316
True Religion Apparel, Inc. * (a)	726	12,647
Under Armour, Inc., Class A * (a)	1,251	62,150
Unifirst Corp.	731	27,317
Volcom, Inc. *	753	20,308
Weyco Group, Inc.	398	10,897
Wolverine World Wide, Inc.	2,769	68,588

		1,117,994
Auto Parts - 0.86%
Accuride Corp. *	1,224	9,290
Aftermarket Technology Corp. *	1,110	30,991
American Axle & Manufacturing Holdings, Inc.	2,267	52,413
Amerigon, Inc. *	1,113	20,346
ArvinMeritor, Inc.	3,634	36,740
Commercial Vehicle Group, Inc. *	1,124	14,983
CSK Auto Corp. *	2,262	22,054
Exide Technologies *	3,851	27,073
Federal Signal Corp.	2,465	28,348
Hayes Lemmerz International, Inc. *	5,233	21,612
Lear Corp. *	3,898	114,757
LKQ Corp. *	2,856	113,412
Miller Industries, Inc. *	548	7,140
Modine Manufacturing Company	1,652	33,602
Noble International, Ltd.	629	10,265
Pep Boys - Manny, Moe & Jack	2,033	22,221
Standard Motor Products, Inc.	857	6,350
Superior Industries International, Inc.	1,168	21,631
Tenneco, Inc. *	2,349	69,507
Titan International, Inc.	1,228	33,721
Visteon Corp. *	6,702	29,489

		725,945
Auto Services - 0.11%
Dollar Thrifty Automotive Group, Inc. *	1,212	31,439
Lithia Motors, Inc., Class A	824	12,854
Midas, Inc. *	790	12,940

The accompanying notes are an integral part of the financial statements.
186

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Services (continued)
Monro Muffler Brake, Inc.	979	$20,628
RSC Holdings, Inc. *	1,074	13,189

		91,050
Automobiles - 0.11%
Asbury Automotive Group, Inc.	1,301	21,779
Group 1 Automotive, Inc.	1,232	33,116
Monaco Coach Corp.	1,567	14,150
Rush Enterprises, Inc., Class A *	1,700	26,792

		95,837
Banking - 5.35%
1st Source Corp.	728	14,662
Alabama National BanCorp.	866	66,933
AMCORE Financial, Inc.	1,194	28,059
Americanwest BanCorp	911	16,535
Ameris Bancorp	758	12,757
Anchor BanCorp Wisconsin, Inc. (a)	1,033	26,259
BancFirst Corp.	410	19,172
Banco Latinoamericano de Exportaciones,
S.A.	1,398	24,968
Bancorp, Inc. *	594	9,599
Bank Mutual Corp.	2,921	29,560
Bank of the Ozarks, Inc.	657	19,112
BankAtlantic Bancorp, Inc., Class A	2,431	9,359
BankFinancial Corp.	1,270	20,079
BankUnited Financial Corp., Class A	1,711	13,654
Banner Corp.	807	24,178
Beneficial Mutual Bancorp, Inc. *	1,940	18,915
Berkshire Hill Bancorp, Inc.	490	11,892
Boston Private Financial Holdings, Inc. (a)	1,881	51,803
Brookline Bancorp, Inc.	3,301	33,835
Capital City Bank Group, Inc. (a)	669	19,421
Capital Corp of the West	539	10,128
Capitol Bancorp, Ltd. (a)	754	15,110
Cascade Bancorp (a)	1,167	20,236
Cathay General Bancorp, Inc. (a)	2,588	75,000
Centennial Bank Holdings, Inc. *	2,978	15,039
Central Pacific Financial Corp.	1,574	31,811
Chemical Financial Corp.	1,277	32,053
Chittenden Corp.	2,298	80,499
Citizens Banking Corp.	3,865	54,960
City Bank, Lynnwood, WA (a)	715	14,872
CoBiz, Inc. (a)	980	16,013
Columbia Banking System, Inc.	923	28,438
Community Bancorp - NV *	571	10,295
Community Bank Systems, Inc.	1,544	31,142
Community Trust Bancorp, Inc.	797	22,515
Corus Bankshares, Inc. (a)	2,003	19,008
CVB Financial Corp. (a)	3,395	37,752
Dime Community Bancorp, Inc.	1,395	18,930
Downey Financial Corp. (a)	1,080	44,939
Enterprise Financial Services Corp. (a)	560	12,841

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
F.N.B. Corp. (a)	3,039	$47,135
First BanCorp Puerto Rico (a)	4,731	30,941
First Bancorp	663	12,670
First Busey Corp.	1,331	27,805
First Charter Corp.	1,788	53,855
First Commonwealth Financial Corp. (a)	3,778	43,976
First Community Bancorp	1,298	58,397
First Community Bancshares, Inc.	526	16,890
First Financial BanCorp.	1,748	20,067
First Financial Bankshares, Inc.	1,053	41,067
First Financial Corp. (a)	691	19,611
First Financial Holdings, Inc.	651	17,844
First Indiana Corp.	633	20,161
First Merchants Corp.	958	20,779
First Midwest BanCorp, Inc., Illinois	2,480	81,096
First Niagara Financial Group, Inc.	5,507	68,452
First Place Financial Corp. (a)	963	13,906
First Regional Bancorp *	458	10,094
First South Bancorp, Inc.	485	11,693
First State Bancorp	1,083	15,833
FirstFed Financial Corp. * (a)	752	26,335
FirstMerit Corp.	4,057	83,615
Flagstar Bancorp, Inc. (a)	2,360	14,868
Flushing Financial Corp.	1,153	18,517
Franklin Bank Corp. *	1,437	6,107
Frontier Financial Corp. (a)	1,995	38,224
Glacier Bancorp, Inc.	2,684	53,438
Great Southern Bancorp, Inc. (a)	590	13,116
Greene County Bancshares, Inc.	596	17,802
Greenhill & Company, Inc. (a)	965	69,760
Hancock Holding Company	1,360	53,326
Hanmi Financial Corp.	2,106	20,196
Harleysville National Corp. (a)	1,613	24,760
Heartland Financial USA, Inc.	682	13,633
Heritage Commerce Corp.	728	12,958
Home Bancshares, Inc. (a)	635	12,719
Horizon Financial Corp.	704	12,116
IBERIABANK Corp.	595	28,798
Imperial Capital Bancorp, Inc.	314	7,159
Independent Bank Corp. - MA	749	21,676
Independent Bank Corp. - MI	1,235	11,807
Integra Bank Corp.	1,112	17,870
International Bancshares Corp.	2,603	57,370
KNBT Bancorp, Inc.	1,466	23,251
Lakeland Bancorp, Inc.	1,079	12,413
Lakeland Financial Corp. (a)	668	12,652
Macatawa Bank Corp.	867	8,653
MainSource Financial Group, Inc. (a)	1,009	15,195
MB Financial, Inc.	1,844	58,455
Midwest Banc Holdings, Inc. (a)	1,061	13,369
Nara Bancorp, Inc.	1,191	15,888
National Penn Bancshares, Inc. (a)	2,505	39,354

The accompanying notes are an integral part of the financial statements.
187

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
NewAlliance Bancshares, Inc. (a)	5,811	$74,962
Northwest Bancorp, Inc. (a)	960	26,630
Old National Bancorp	3,364	53,757
Old Second Bancorp, Inc. (a)	656	17,377
Omega Financial Corp.	674	20,860
Oriental Financial Group, Inc.	1,096	14,774
Oritani Financial Corp. *	702	9,056
Pacific Capital Bancorp (a)	2,400	49,320
Park National Corp. (a)	614	46,400
Partners Trust Financial Group, Inc.	2,289	29,185
Peoples Bancorp, Inc.	575	13,909
PFF Bancorp, Inc. (a)	1,211	11,383
Pinnacle Financial Partners, Inc. *	810	23,595
Preferred Bank, Los Angeles, CA	492	13,151
PrivateBancorp, Inc.	969	29,661
Prosperity Bancshares, Inc.	1,796	57,723
Provident Bankshares Corp.	1,651	38,716
Provident Financial Services, Inc.	3,180	47,255
Provident New York Bancorp	2,203	26,877
Renasant Corp.	1,105	21,559
Republic Bancorp, Inc., Class A	533	8,661
S & T Bancorp, Inc.	1,255	40,198
S.Y. Bancorp, Inc. (a)	660	15,616
Sandy Spring Bancorp, Inc.	823	24,163
SCBT Financial Corp.	493	15,283
Seacoast Banking Corp. of Florida (a)	807	10,128
Security Bank Corp. (a)	904	10,188
Signature Bank *	1,507	55,834
Simmons First National Corp., Class A	745	19,437
Southside Bancshares, Inc.	640	12,256
Southwest Bancorp, Inc.	776	13,929
Sterling Bancorp	1,028	13,734
Sterling Bancshares, Inc.	3,781	46,657
Sterling Financial Corp., PA	1,359	23,307
Sterling Financial Corp., Spokane	2,634	47,228
Suffolk Bancorp	539	16,634
Sun Bancorp, Inc. of New Jersey *	849	14,306
Superior Bancorp *	1,902	11,393
Susquehanna Bancshares, Inc. (a)	6,289	125,084
SVB Financial Group *	1,727	88,906
Texas Capital Bancshares, Inc. *	1,207	25,444
The South Financial Group, Inc.	3,758	67,343
Tierone Corp.	949	22,207
Tompkins Trustco, Inc.	357	15,190
Trico Bancshares	753	15,971
TrustCo Bank Corp. (a)	3,836	40,777
Trustmark Corp.	2,470	62,886
U.S.B. Holding Company, Inc.	595	12,543
UCBH Holdings, Inc.	5,053	81,252
Umpqua Holdings Corp.	3,124	50,421
Union Bankshares Corp.	724	14,994
United Bankshares, Inc.	1,945	60,451

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
United Community Banks, Inc. (a)	2,125	$40,290
United Security Bancshares	451	7,013
Univest Corp. of Pennsylvania (a)	702	14,953
ViewPoint Financial Group	663	11,821
Virginia Commerce Bancorp, Inc. *	926	11,603
W Holding Company, Inc. (a)	6,256	7,319
Washington Trust Bancorp, Inc.	615	15,283
WesBanco, Inc.	1,083	25,970
West Coast Bancorp	831	16,587
WestAmerica Bancorp (a)	1,512	71,079
Western Alliance Bancorp * (a)	859	18,950
Wilshire Bancorp, Inc.	976	9,096
Wintrust Financial Corp.	1,230	43,444

		4,531,984
Biotechnology - 1.82%
Acorda Therapeutics, Inc. *	1,277	23,893
Affymetrix, Inc. *	3,470	72,349
Alnylam Pharmaceuticals, Inc. *	1,645	53,660
Applera Corp. - Celera Genomics Group *	4,005	60,556
Arena Pharmaceuticals, Inc. *	3,136	27,440
Arqule, Inc. *	2,037	13,220
Bio Reference Labs, Inc. *	570	19,078
BioMimetic Therapeutics, Inc. *	598	7,290
Bio-Rad Laboratories, Inc., Class A *	946	95,461
Cytokinetics, Inc. *	1,812	8,806
Discovery Laboratories, Inc. *	4,496	13,128
Exelixis, Inc. *	5,341	46,627
Genomic Health, Inc. *	699	16,930
Genvec, Inc. * (a)	3,568	6,565
Geron Corp. *	3,737	24,178
GTx, Inc. * (a)	881	12,660
Human Genome Sciences, Inc. * (a)	6,865	71,465
Illumina, Inc. * (a)	2,722	157,304
Immucor, Inc. *	3,493	115,863
Integra LifeSciences Holdings Corp. * (a)	907	37,595
Intermune, Inc. * (a)	1,547	25,123
Keryx Biopharmaceuticals, Inc. *	2,262	20,810
Kosan Biosciences, Inc. *	2,274	10,847
Martek Biosciences Corp. * (a)	1,636	42,307
Medarex, Inc. *	6,420	81,534
Medivation, Inc. * (a)	1,093	14,865
MGI Pharma, Inc. *	4,050	140,171
Momenta Pharmaceuticals, Inc. * (a)	1,269	6,776
Myriad Genetics, Inc. *	2,184	105,269
Nabi Biopharmaceuticals * (a)	3,252	10,732
Nektar Therapeutics *	4,732	31,562
Neurocrine Biosciences, Inc. * (a)	1,988	25,884
Orexigen Therapeutics Inc * (a)	407	5,360
Osiris Therapeutics, Inc. * (a)	722	8,065
Pharmanet Development Group, Inc. *	946	37,367
PRA International *	1,001	30,330

The accompanying notes are an integral part of the financial statements.
188

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology (continued)
Progenics Pharmaceuticals, Inc. *	1,315	$25,511
Regeneration Technologies, Inc. *	1,573	13,968
Telik, Inc. * (a)	2,902	9,722
Tercica, Inc. * (a)	1,747	11,600

		1,541,871
Broadcasting - 0.43%
Acacia Research - Acacia Technologies *	1,486	13,701
Belo Corp., Class A	4,288	71,009
Citadel Broadcasting Corp.	9,351	21,507
CKX, Inc. *	1,940	23,532
Cox Radio, Inc., Class A *	1,715	20,203
Crown Media Holdings, Inc., Class A * (a)	908	6,601
Cumulus Media, Inc., Class A * (a)	1,532	12,884
Emmis Communications Corp., Class A *	1,699	7,323
Entercom Communications Corp.	1,671	27,221
Entravision Communications Corp., Class A *	3,565	26,666
Fisher Communications, Inc. *	336	13,685
Gray Television, Inc.	2,184	18,586
Journal Communications, Inc.	2,438	22,186
Mediacom Communications Corp., Class A *	2,906	13,106
Nexstar Broadcasting Group, Inc. *	612	5,551
Radio One, Inc., Class D *	4,159	8,484
Sinclair Broadcast Group, Inc., Class A (a)	2,527	26,154
Westwood One, Inc.	3,883	7,417
World Wrestling Entertainment, Inc., Class A	1,158	18,250

		364,066
Building Materials & Construction - 0.70%
Apogee Enterprises, Inc.	1,473	32,730
Beacon Roofing Supply, Inc. * (a)	2,316	21,330
Builders FirstSource, Inc. * (a)	853	5,903
Drew Industries, Inc. *	923	25,216
Dycom Industries, Inc. *	2,079	58,503
EMCOR Group, Inc. *	3,228	85,994
Granite Construction, Inc.	1,829	75,026
Griffon Corp. *	1,550	20,026
Interline Brands, Inc. *	1,404	33,598
LSI Industries, Inc.	950	19,627
NCI Building Systems, Inc. * (a)	1,026	35,223
Perini Corp. *	1,355	72,072
Texas Industries, Inc. (a)	1,384	96,022
U.S. Concrete, Inc. *	1,890	7,106
WCI Communities, Inc. * (a)	1,707	5,736

		594,112
Business Services - 3.76%
ABM Industries, Inc.	2,205	44,982
Administaff, Inc.	1,189	38,857
AMERCO, Inc. * (a)	513	33,586
Arbitron, Inc.	1,514	60,333
Barrett Business Services, Inc.	409	6,699
BearingPoint, Inc. *	10,369	37,847
Black Box Corp.	890	32,752

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Bowne & Company, Inc.	1,429	$25,808
Bright Horizons Family Solutions, Inc. *	1,335	50,450
CDI Corp.	668	17,816
CMGI, Inc. *	2,493	25,852
Coinstar, Inc. *	1,426	37,261
Compass Diversified Trust	1,110	16,528
Compucredit Corp. * (a)	1,058	13,712
comScore, Inc. *	309	10,027
COMSYS IT Partners, Inc. *	928	12,389
Core-Mark Holding Company, Inc. *	493	13,227
Cornell Corrections, Inc. *	561	13,195
CoStar Group, Inc. *	982	47,323
CRA International, Inc. *	565	26,137
CSG Systems International, Inc. *	1,901	31,500
Deluxe Corp.	2,629	83,050
DG Fastchannel, Inc. *	776	15,179
Diamond Management & Technology
Consultants, Inc.	1,515	11,256
Electro Rent Corp.	931	12,736
Ennis Business Forms, Inc.	1,318	24,198
Euronet Worldwide, Inc. * (a)	2,335	76,495
Exponent, Inc. *	769	21,417
EZCORP, Inc., Class A *	1,908	23,964
Forrester Research, Inc. *	794	20,787
FTI Consulting, Inc. *	2,401	136,857
Gartner Group, Inc., Class A *	3,507	66,247
Gevity HR, Inc.	1,350	5,737
Global Cash Access, Inc. *	2,340	8,143
Global Sources, Ltd. * (a)	800	24,344
GSI Commerce, Inc. * (a)	1,020	26,642
Healthcare Services Group, Inc.	2,118	46,384
Heidrick & Struggles International, Inc.	920	33,368
Hudson Highland Group, Inc. *	1,326	11,815
Huron Consulting Group, Inc. *	948	69,460
Informatica Corp. *	4,465	76,575
Insight Enterprises, Inc. *	2,453	48,594
Intervoice Brite, Inc. *	2,030	19,853
Jackson Hewitt Tax Service, Inc.	1,526	49,213
Kelly Services, Inc., Class A	1,202	22,898
Kendle International, Inc. *	650	28,060
Kenexa Corp. *	1,297	25,123
Kforce, Inc. *	1,676	18,185
Korn/Ferry International *	2,433	41,921
Labor Ready, Inc. *	2,363	35,563
LECG Corp. *	1,319	20,919
MAXIMUS, Inc.	1,108	43,212
McGrath Rentcorp	1,285	34,168
Michael Baker Corp. *	373	13,029
MPS Group, Inc. *	5,226	58,009
Navigant Consulting Company * (a)	2,433	31,580
Net 1 UEPS Technologies, Inc. *	2,133	66,038
On Assignment, Inc. *	1,872	11,962

The accompanying notes are an integral part of the financial statements.
189

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Perot Systems Corp., Class A *	4,436	$58,333
PHH Corp. *	2,731	60,519
Pre-Paid Legal Services, Inc. *	460	23,005
Quest Software, Inc. *	3,481	56,288
Resource America, Inc.	712	11,549
Resources Connection, Inc.	2,501	51,571
Rollins, Inc.	1,433	42,187
SAIC, Inc. *	6,490	129,411
ScanSource, Inc. *	1,317	46,464
Seachange International, Inc. *	1,656	12,486
SonicWALL, Inc. *	3,303	33,426
Sotheby's	3,349	125,420
Spherion Corp. *	2,919	22,710
SRA International, Inc., Class A *	2,101	57,441
Standard Parking Corp. *	261	12,103
Stanley, Inc. *	413	14,166
SYNNEX Corp. *	842	17,396
Syntel, Inc.	640	23,059
TeleTech Holdings, Inc. *	2,125	44,009
Tetra Tech, Inc. *	2,953	61,186
Tyler Technologies, Inc. *	2,000	30,120
URS Corp. *	1,733	99,601
Viad Corp.	1,076	33,367
Volt Information Sciences, Inc. *	743	9,451
Waste Industries USA	263	8,889
Watson Wyatt Worldwide, Inc., Class A	2,161	99,514
Wind River Systems, Inc. *	3,834	39,145

		3,182,078
Cable & Television - 0.43%
Charter Communications, Inc., Class A * (a)	20,990	27,707
Gemstar-TV Guide International, Inc. *	12,751	75,231
Knology Inc *	1,365	18,346
Lin TV Corp. *	1,416	15,887
LodgeNet Entertainment Corp. *	1,185	22,752
Time Warner Telecom, Inc., Class A *	7,362	165,130
TiVo, Inc. * (a)	5,025	37,637

		362,690
Cellular Communications - 0.29%
Brightpoint, Inc. *	2,577	42,804
iPCS, Inc.	878	30,379
Novatel Wireless, Inc. *	1,651	25,657
RF Micro Devices, Inc. *	13,488	77,961
Rural Cellular Corp., Class A *	625	27,537
Syniverse Holdings, Inc. *	1,389	21,696
USA Mobility, Inc. *	1,187	15,656

		241,690
Chemicals - 1.96%
A. Schulman, Inc.	1,390	29,968
Albany Molecular Research, Inc. *	1,247	16,473
American Vanguard Corp. (a)	946	15,467
Arch Chemicals, Inc.	1,236	50,861

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals (continued)
Balchem Corp.	933	$19,947
Calgon Carbon Corp. * (a)	2,058	29,964
Cambrex Corp.	1,496	11,579
CF Industries Holdings, Inc.	2,813	255,927
Ferro Corp.	2,216	46,957
Georgia Gulf Corp. (a)	1,844	13,719
H.B. Fuller Company	3,075	77,767
Hercules, Inc.	5,919	114,888
Innophos Holdings, Inc.	1,106	15,827
Innospec, Inc.	1,248	21,915
Landec Corp. *	1,136	14,927
LSB Industries, Inc. *	798	18,099
Metabolix, Inc. *	755	16,248
Minerals Technologies, Inc.	963	64,425
Newmarket Corp.	780	41,855
Olin Corp.	3,736	78,232
OM Group, Inc. *	1,517	85,392
PolyOne Corp. *	4,794	30,058
Rockwood Holdings, Inc. *	1,782	60,018
Sensient Technologies Corp.	2,393	66,214
ShengdaTech, Inc. * (a)	1,522	12,450
Stepan Company	342	10,445
Terra Industries, Inc. *	4,717	178,208
Tronox, Inc.	2,184	17,690
UAP Holding Corp.	2,614	78,185
W. R. Grace & Company *	3,566	96,318
Zep, Inc. *	1,139	14,955
Zoltek Companies, Inc. * (a)	1,274	54,298

		1,659,276
Coal - 0.15%
Alpha Natural Resources, Inc. *	3,338	93,798
International Coal Group, Inc. * (a)	6,570	32,915

		126,713
Colleges & Universities - 0.09%
Corinthian Colleges, Inc. *	4,415	77,086
Commercial Services - 0.62%
CBIZ, Inc. *	2,457	22,703
Cenveo, Inc. *	2,736	56,252
Chemed Corp.	1,210	65,521
DynCorp International, Inc. *	1,261	26,355
Exlservice Holdings, Inc. *	1,161	27,829
HMS Holdings Corp. *	1,074	33,348
Live Nation, Inc. *	3,332	44,715
Morningstar, Inc. *	619	50,356
Odyssey Marine Exploration, Inc. * (a)	2,159	12,155
PeopleSupport, Inc. *	1,232	17,310
Perficient, Inc. *	1,491	25,004
Providence Service Corp. *	597	16,704
Team, Inc. *	812	24,262
TNS, Inc.	1,251	19,666
Waste Services, Inc. * (a)	1,046	9,665

The accompanying notes are an integral part of the financial statements.
190

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Commercial Services (continued)
Wright Express Corp. *	2,026	$76,887

		528,732
Computers & Business Equipment - 2.54%
3Com Corp. *	19,846	85,536
3D Systems Corp. * (a)	923	16,217
Acme Packet, Inc. * (a)	1,157	14,231
Agilysys, Inc.	1,607	22,321
Avocent Corp. *	2,580	64,242
Benchmark Electronics, Inc. *	3,692	66,271
BigBand Networks, Inc. * (a)	688	4,121
Blue Coat Systems, Inc. *	1,412	51,129
CACI International, Inc., Class A *	1,563	70,945
Cogent, Inc. *	2,242	24,886
Cray, Inc. *	1,762	10,272
Data Domain, Inc. *	450	11,601
Digi International, Inc. *	1,331	20,471
Echelon Corp. * (a)	1,536	25,789
Electronics for Imaging, Inc. *	2,901	66,549
EMS Technologies, Inc. *	801	23,317
Extreme Networks, Inc. *	6,146	22,371
Falconstor Software, Inc. * (a)	1,660	20,103
Foundry Networks, Inc. *	7,407	130,585
Gerber Scientific, Inc. *	1,255	11,923
Hurco Companies, Inc. *	293	12,092
Hypercom Corp. *	2,862	15,312
IHS, Inc., Class A *	1,592	111,663
Immersion Corp. *	1,443	18,947
Intermec, Inc. * (a)	3,091	66,364
Internap Network Services Corp. * (a)	2,520	25,074
Ixia *	2,273	23,480
Jack Henry & Associates, Inc.	3,991	106,799
L-1 Identity Solutions, Inc. *	3,025	56,205
Limelight Networks Inc *	959	7,624
Liveperson, Inc. *	1,952	9,760
MICROS Systems, Inc. *	2,057	148,392
MTS Systems Corp.	911	37,342
Ness Technologies, Inc. *	1,780	16,750
NETGEAR, Inc. *	1,765	59,816
Palm, Inc. (a)	5,290	36,871
Parametric Technology Corp. *	5,845	97,612
Plexus Corp. *	2,366	70,412
Quantum Corp. *	10,087	31,976
Rackable Systems, Inc. *	1,497	15,943
Radiant Systems, Inc. *	1,365	21,799
RadiSys Corp. *	1,159	18,011
Rimage Corp. *	540	13,462
SI International, Inc. *	685	17,783
Sigma Designs, Inc. *	1,429	92,914
Silicon Graphics, Inc. * (a)	374	6,362
Silicon Storage Technology, Inc. *	4,834	13,729
Smart Modular Technologies (WWH), Inc. *	2,582	21,689

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
Sonic Solutions * (a)	1,175	$11,668
Standard Microsystems Corp. *	1,168	41,195
STEC, Inc. *	1,701	15,853
Stratasys, Inc. *	1,059	26,464
Sykes Enterprises, Inc. *	1,688	31,160
Synaptics, Inc. *	1,306	72,535
Trident Microsystems, Inc. *	2,958	18,576

		2,154,514
Construction & Mining Equipment - 0.47%
A.S.V., Inc. *	1,078	12,569
Astec Industries, Inc. *	958	35,982
Bucyrus International, Inc., Class A	1,898	166,474
Carbo Ceramics, Inc. (a)	1,032	40,970
Gulf Islands Fabrication, Inc.	570	18,132
Kaman Corp., Class A	1,240	39,556
Layne Christensen Company *	850	48,408
Matrix Service Company *	1,362	35,535

		397,626
Construction Materials - 0.41%
Ameron International Corp.	463	48,976
Applied Industrial Technologies, Inc.	2,188	66,100
Clarcor, Inc.	2,604	92,729
Columbus McKinnon Corp. *	964	30,000
Comfort Systems USA, Inc.	2,107	24,757
Simpson Manufacturing Company, Inc. (a)	1,877	49,947
Standex International Corp.	680	12,974
Universal Forest Products, Inc.	853	24,404

		349,887
Containers & Glass - 0.28%
Graphic Packaging Corp. *	3,592	14,727
Greif, Inc., Class A	1,674	98,883
Mobile Mini, Inc. *	1,842	35,403
Silgan Holdings, Inc.	1,261	67,628
TAL International Group, Inc.	848	19,207

		235,848
Correctional Facilities - 0.08%
The Geo Group, Inc. *	2,561	65,203
Cosmetics & Toiletries - 0.30%
Chattem, Inc. * (a)	860	60,983
Elizabeth Arden, Inc. *	1,260	30,278
Helen of Troy, Ltd. *	1,555	28,192
Intermediate Parfums, Inc.	466	8,514
Nu Skin Enterprises, Inc., Class A	2,592	45,853
Sally Beauty Holdings, Inc. *	4,748	43,254
Steiner Leisure, Ltd. *	872	37,234

		254,308
Crude Petroleum & Natural Gas - 1.03%
Allis-Chalmers Energy, Inc. * (a)	1,285	19,468
Arena Resources, Inc. *	1,550	58,264

The accompanying notes are an integral part of the financial statements.
191

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Crude Petroleum & Natural Gas
(continued)
Bill Barrett Corp. *	1,576	$60,834
Bois d'Arc Energy, Inc. *	958	18,777
Carrizo Oil & Gas, Inc. * (a)	1,244	60,272
Concho Resources, Inc. *	1,190	22,443
Contango Oil & Gas Company * (a)	680	32,096
Edge Petroleum Corp. * (a)	1,570	9,263
EXCO Resources, Inc. *	3,166	44,261
FX Energy, Inc. * (a)	1,912	14,225
Geokinetics, Inc. *	386	8,407
GMX Resources, Inc. * (a)	604	19,322
Goodrich Petroleum Corp. * (a)	809	19,764
Gulfport Energy Corp. *	1,015	21,132
Harvest Natural Resources, Inc. *	1,961	25,552
MarkWest Hydrocarbon, Inc.	338	20,719
Oilsands Quest, Inc. * (a)	6,413	28,859
Parallel Petroleum Corp. *	1,946	37,266
Penn Virginia Corp.	1,912	79,577
Petroquest Energy, Inc. *	2,138	28,414
SulphCo, Inc. * (a)	2,290	12,137
Swift Energy Company *	1,520	61,575
Toreador Resources Corp. * (a)	879	5,731
TXCO Resources, Inc. *	1,780	21,449
VAALCO Energy, Inc. *	3,120	13,603
Venoco, Inc. *	757	13,823
Whiting Petroleum Corp. *	2,140	112,821

		870,054
Domestic Oil - 0.89%
Atlas America, Inc.	1,168	66,319
Berry Petroleum Company, Class A	2,011	83,175
Brigham Exploration Company *	2,451	16,936
Comstock Resources, Inc. *	2,265	75,877
Delta Petroleum Corp. * (a)	3,380	51,951
Encore Aquisition Company *	2,705	88,048
Energy Partners, Ltd. *	1,506	18,644
EnergySouth, Inc. (a)	374	20,675
GeoGlobal Resources, Inc. *	1,779	5,550
Mariner Energy, Inc. *	4,445	96,368
McMoran Exploration Company * (a)	1,532	18,016
Meridian Resource Corp. *	5,040	8,770
Oil States International, Inc. *	2,490	78,958
Stone Energy Corp. *	1,435	64,862
Union Drilling, Inc. *	770	9,779
Warren Resources, Inc. *	3,000	38,280
Williams Clayton Energy, Inc. *	308	8,858

		751,066
Drugs & Health Care - 1.59%
Abaxis, Inc. *	1,067	35,392
Abiomed, Inc. * (a)	1,507	19,365
Acadia Pharmaceuticals, Inc. * (a)	1,601	18,155
Alpharma Inc., Class A *	2,205	46,305

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Ariad Pharmaceuticals, Inc. * (a)	3,592	$16,164
BioMarin Pharmaceutical, Inc. *	4,866	133,815
Cell Genesys, Inc. * (a)	3,984	9,283
CV Therapeutics, Inc. *	3,060	26,683
Datascope Corp.	660	24,149
Dendreon Corp. * (a)	4,271	21,355
Durect Corp. * (a)	3,612	20,950
Gentiva Health Services, Inc. *	1,412	25,501
Hansen Medical, Inc. * (a)	490	14,450
I-Flow Corp. * (a)	1,065	17,754
Immunomedics, Inc. *	3,152	7,124
Invacare Corp.	1,469	38,194
K-V Pharmaceutical Company, Class A *	1,798	50,704
Landauer, Inc.	483	24,251
Luminex Corp. * (a)	1,838	29,426
Mannatech, Inc. (a)	855	5,395
Matria Healthcare, Inc. *	1,100	24,992
Maxygen, Inc. *	1,334	10,098
Medical Action, Inc. *	725	14,507
Mentor Corp.	1,706	64,129
Meridian Bioscience, Inc.	2,014	62,132
Molina Healthcare, Inc. *	685	25,681
Neurogen Corp. *	1,772	5,848
OraSure Technologies, Inc. *	2,373	22,496
Pain Therapeutics, Inc. * (a)	1,874	19,658
Parexel International Corp. *	1,412	62,481
Perrigo Company	3,909	120,788
Quidel Corp. *	1,468	27,745
Res-Care, Inc. *	1,242	28,293
Savient Pharmaceuticals, Inc. *	2,714	38,159
Seattle Genetics, Inc. *	2,505	27,530
Synutra International, Inc. * (a)	225	8,410
Vital Signs, Inc.	551	29,153
Vivus, Inc. *	3,065	17,348
West Pharmaceutical Services, Inc.	1,666	62,592
XenoPort, Inc. *	1,095	57,586
Zymogenetics, Inc. * (a)	2,008	29,477

		1,343,518
Educational Services - 0.49%
Capella Education Co. *	547	38,520
DeVry, Inc.	3,047	167,524
INVESTools, Inc. *	2,673	41,298
Leapfrog Enterprises, Inc., Class A * (a)	1,854	12,422
Strayer Education, Inc.	736	133,113
Universal Technical Institute, Inc. * (a)	1,213	21,385

		414,262
Electrical Equipment - 1.50%
A.O. Smith Corp.	1,047	37,053
Aaon, Inc.	739	14,063
American Science & Engineering, Inc. (a)	467	27,016
Anaren, Inc. *	860	13,244

The accompanying notes are an integral part of the financial statements.
192

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Equipment (continued)
Anixter International, Inc. *	1,560	$100,620
Audiovox Corp., Class A *	897	11,455
AZZ, Inc. *	602	16,122
Baldor Electric Company	2,324	78,435
Cohu, Inc.	1,213	18,983
DTS, Inc. *	943	23,339
Eagle Test Systems, Inc. *	691	7,566
Encore Wire Corp. (a)	1,204	20,588
Excel Technology, Inc. *	651	17,558
FLIR Systems, Inc. *	3,369	231,551
Genlyte Group, Inc. *	1,446	136,286
GrafTech International, Ltd. *	5,310	85,332
Greatbatch, Inc. *	1,140	23,461
Houston Wire & Cable Company (a)	887	13,136
Littelfuse, Inc. *	1,141	38,052
Methode Electronics, Inc.	1,896	22,847
Powell Industries, Inc. *	420	17,157
Power-One, Inc. * (a)	3,679	17,181
Universal Electronics, Inc. *	736	27,195
Varian, Inc. *	1,553	108,788
Vicor Corp.	1,038	14,989
W.H. Brady Company, Class A	2,563	102,597
Watsco, Inc.	1,162	42,123

		1,266,737
Electrical Utilities - 1.32%
Allete, Inc.	1,299	53,207
Avista Corp.	2,698	57,683
Black Hills Corp.	1,906	79,404
Central Vermont Public Service Corp. (a)	542	14,992
CH Energy Group, Inc.	817	36,209
Cleco Corp.	3,031	84,686
El Paso Electric Company *	2,334	60,007
Empire District Electric Company	1,571	36,196
EnerNOC, Inc. *	204	9,337
IDACORP, Inc. (a)	2,223	78,161
ITC Holdings Corp.	2,159	110,195
MGE Energy, Inc.	1,102	38,647
NorthWestern Corp.	1,843	51,327
Otter Tail Corp. (a)	1,513	50,701
Pike Electric Corp. *	925	14,707
PNM Resources, Inc.	3,892	86,325
Portland General Electric Company	1,522	40,744
UIL Holding Corp.	1,290	46,208
Unisource Energy Corp.	1,791	55,396
Westar Energy, Inc.	4,488	116,284

		1,120,416
Electronics - 1.70%
Adaptec, Inc. *	6,254	20,951
Anadigics, Inc. * (a)	3,008	33,118
Analogic Corp.	674	36,275
AuthenTec, Inc. *	424	7,250

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics (continued)
Bel Fuse, Inc., Class B	626	$18,730
Belden, Inc.	2,287	105,316
Checkpoint Systems, Inc. *	2,009	47,734
Comtech Group, Inc. *	1,005	17,829
CTS Corp.	1,874	19,808
Cubic Corp.	791	31,229
Cynosure, Inc. *	392	11,638
Daktronics, Inc. (a)	1,622	37,841
Electro Scientific Industries, Inc. *	1,521	30,800
Enersys *	1,103	25,667
FEI Company *	2,001	49,845
Franklin Electric, Inc. (a)	997	38,843
Hutchinson Technology, Inc. * (a)	1,336	35,150
II-VI, Inc. *	1,212	40,650
Imation Corp.	1,805	36,226
Integrated Electrical Services, Inc. *	697	13,083
IPG Photonics Corp. *	530	10,786
Itron, Inc. * (a)	1,523	118,109
Kemet Corp. *	4,320	26,784
LoJack Corp. *	979	17,142
Measurement Specialties, Inc. *	743	18,285
Medis Technologies, Ltd. * (a)	1,203	15,362
Mentor Graphics Corp. *	4,584	49,920
Mercury Computer Systems, Inc. *	1,181	17,313
Multi-Fineline Electronix, Inc. *	458	8,368
Newport Corp. *	1,819	24,120
OSI Systems, Inc. *	788	19,535
Park Electrochemical Corp.	1,037	30,540
Rogers Corp. *	905	39,874
SiRF Technology Holdings, Inc. *	2,698	64,995
Sonic Innovations, Inc. *	1,414	11,779
Stoneridge, Inc. *	801	6,664
Supertex, Inc. *	594	20,166
Sycamore Networks, Inc. *	9,494	36,552
Syntax-Brillian Corp. * (a)	2,981	8,675
Taser International, Inc. * (a)	3,166	44,356
Technitrol, Inc.	2,084	55,789
TTM Technologies, Inc. *	2,171	26,247
Universal Display Corp. * (a)	1,409	23,333
X-Rite, Inc. *	1,535	19,080
Zoran Corp. *	2,533	55,270
Zygo Corp. *	898	10,138

		1,437,165
Energy - 0.54%
Alon USA Energy, Inc.	656	18,250
Aventine Renewable Energy Holdings, Inc. * (a)	1,600	15,760
Clean Energy Fuels Corp. *	535	7,982
Comverge, Inc. *	313	9,853
Energy Conversion Devices, Inc. * (a)	2,021	52,283
Evergreen Energy, Inc. * (a)	4,403	16,159
Evergreen Solar, Inc. * (a)	4,370	57,553

The accompanying notes are an integral part of the financial statements.
193

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Energy (continued)
Fuelcell Energy, Inc. * (a)	3,422	$31,038
Headwaters, Inc. * (a)	2,021	24,252
Horizon Offshore, Inc. *	1,693	28,679
New Jersey Resources Corp.	1,406	70,933
Ormat Technologies, Inc.	696	35,148
Pacific Ethanol, Inc. * (a)	1,886	11,523
Rosetta Resources, Inc. *	2,616	47,873
VeraSun Energy Corp. *	1,713	20,231
Verenium Corp. * (a)	2,194	8,008

		455,525
Financial Services - 2.21%
Advance America Cash Advance Centers, Inc.	3,436	31,336
Advanta Corp., Class B	1,910	19,119
Asset Acceptance Capital Corp.	815	9,209
Asta Funding, Inc. (a)	581	21,009
Bankrate, Inc. * (a)	569	22,271
Calamos Asset Management, Inc.	1,194	35,354
Capital Southwest Corp.	157	18,878
Cass Information Systems, Inc. (a)	380	14,148
Centerline Holding Company (a)	2,611	31,567
City Holding Company	875	31,483
Cohen & Steers, Inc.	893	25,334
Cowen Group, Inc. *	870	9,335
Delphi Financial Group, Inc.	2,223	85,452
Dollar Financial Corp. *	827	24,711
Encore Capital Group, Inc. *	869	8,925
Epoch Holding Corp.	475	6,645
Evercore Partners, Inc.	489	10,254
FBR Capital Markets Corp. *	1,598	16,092
FCStone Group, Inc. *	455	19,206
Federal Agricultural Mortgage Corp., Class C	543	14,775
Financial Federal Corp.	1,375	30,374
Fremont General Corp.	3,597	9,028
Friedman, Billings, Ramsey Group, Inc.	8,371	25,029
GFI Group, Inc. *	810	78,878
Heartland Payment Systems, Inc. (a)	832	26,857
HFF, Inc. *	919	6,277
Interactive Brokers Group, Inc. *	2,024	59,506
Interactive Data Corp.	1,821	56,870
International Securities Exchange
Holdings, Inc.	1,968	132,230
Investors Bancorp, Inc. * (a)	2,641	38,743
Irwin Financial Corp.	1,036	8,423
KBW, Inc. * (a)	1,492	39,389
Kearny Financial Corp.	1,165	14,749
Knight Capital Group, Inc. *	5,288	70,595
LaBranche & Company, Inc. *	2,787	14,799
Ladenburg Thalmann Financial Services, Inc. * (a)	5,152	9,943
MarketAxess Holdings, Inc. * (a)	1,605	23,048
MCG Capital Corp. (a)	3,192	36,070
MVC Capital, Inc.	1,264	20,312
National Financial Partners Corp. (a)	1,901	86,305

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
NBT Bancorp, Inc.	1,736	$43,278
Nelnet, Inc., Class A	918	12,659
NewStar Financial, Inc. *	762	6,995
Ocwen Financial Corp. *	1,874	10,494
optionsXpress Holdings, Inc.	2,221	67,541
Patriot Capital Funding, Inc.	1,008	10,806
PennantPark Investment Corp.	1,074	12,340
Penson Worldwide, Inc. *	762	11,681
Piper Jaffray Companies, Inc. *	962	44,560
Portfolio Recovery Associates, Inc. (a)	817	32,909
Prospect Capital Corp. (a)	1,231	17,259
RAM Holdings, Ltd. *	1,036	6,009
Sanders Morris Harris Group, Inc.	1,025	9,973
Stifel Financial Corp. * (a)	759	35,331
SWS Group, Inc.	1,153	15,635
Thomas Weisel Partners Group, Inc. *	1,136	15,609
TICC Capital Corp.	1,147	11,986
UMB Financial Corp.	1,557	58,574
United Community Financial Corp.	1,527	8,658
Waddell & Reed Financial, Inc., Class A	4,255	145,436
World Acceptance Corp. *	902	28,476
WSFS Financial Corp.	342	19,111

		1,867,848
Food & Beverages - 0.94%
Cal-Maine Foods, Inc. (a)	650	16,010
Chiquita Brands International, Inc. * (a)	2,176	41,757
Coca-Cola Bottling Company (a)	320	18,157
Farmer Brothers Company	386	8,874
Flowers Foods, Inc.	3,901	90,620
Green Mountain Coffee Roasters, Inc. *	880	28,706
Hain Celestial Group, Inc. *	2,026	67,020
Imperial Sugar Company (a)	619	14,126
J & J Snack Foods Corp.	729	23,605
Jones Soda Company *	1,360	8,976
Lance, Inc.	1,601	33,205
M & F Worldwide Corp. *	618	31,747
Morton's Restaurant Group, Inc. *	590	6,773
Nuco2, Inc. *	811	22,367
Performance Food Group Company *	1,809	50,091
Pilgrim's Pride Corp. (a)	2,054	53,568
Ralcorp Holdings, Inc. *	1,372	84,227
Sanderson Farms, Inc. (a)	867	26,929
Seaboard Corp.	18	27,162
Spartan Stores, Inc.	1,120	25,200
Tootsie Roll Industries, Inc. (a)	1,836	45,239
TreeHouse Foods, Inc. *	1,602	37,759
Winn-Dixie Stores, Inc. *	1,754	33,168

		795,286
Forest Products - 0.03%
Deltic Timber Corp.	536	25,808

The accompanying notes are an integral part of the financial statements.
194

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Funeral Services - 0.05%
Stewart Enterprises, Inc., Class A	4,838	$39,672
Furniture & Fixtures - 0.17%
American Woodmark Corp. (a)	581	11,254
Ethan Allen Interiors, Inc. (a)	1,324	37,813
Furniture Brands International, Inc. (a)	2,475	25,072
Hooker Furniture Corp.	583	9,806
Kimball International, Inc., Class B	1,378	18,383
La-Z-Boy, Inc. (a)	2,672	14,589
Sealy Corp. (a)	2,277	29,692

		146,609
Gas & Pipeline Utilities - 0.88%
American States Water Company (a)	874	36,402
Aquila, Inc. *	19,177	75,941
Cal Dive International, Inc. * (a)	1,155	14,334
California Water Service Group (a)	1,001	39,109
Crosstex Energy, Inc. (a)	1,885	67,671
Nicor, Inc.	2,264	95,405
Northwest Natural Gas Company	1,366	65,527
Piedmont Natural Gas, Inc. (a)	3,775	98,301
South Jersey Industries, Inc.	1,492	55,055
Southwest Gas Corp.	2,149	62,149
Southwest Water Company (a)	1,324	15,862
The Laclede Group, Inc.	1,113	38,298
WGL Holdings, Inc.	2,468	81,543

		745,597
Healthcare Products - 2.53%
Accuray, Inc. * (a)	846	14,052
Align Technology, Inc. *	3,018	50,974
American Medical Systems Holdings, Inc. * (a)	3,682	50,333
AngioDynamics, Inc. * (a)	1,084	21,040
Animal Health International, Inc. *	649	7,788
ArthroCare Corp. *	1,395	75,511
Aspect Medical Systems, Inc. *	823	12,230
Bruker BioSciences Corp. *	3,327	30,908
Cantel Medical Corp. *	610	10,791
Computer Programs & Systems, Inc.	507	11,291
Conceptus, Inc. * (a)	1,509	30,316
CONMED Corp. *	1,438	35,777
Cutera, Inc. *	704	10,659
Cyberonics, Inc. *	1,158	15,795
Cypress Biosciences, Inc. *	1,893	23,095
Haemonetics Corp. *	1,337	77,559
Hologic, Inc. *	5,779	383,668
ICU Medical, Inc. *	660	24,499
Insulet Corp *	413	11,341
Inverness Medical Innovations, Inc. *	2,834	166,299
Kensey Nash Corp. *	621	16,742
LCA-Vision, Inc. (a)	1,034	16,813
LifeCell Corp. *	1,714	69,503
Mannkind Corp. *	2,169	20,389
Masimo Corp. *	699	25,835

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Merit Medical Systems, Inc. *	1,430	$20,778
Micrus Endovascular Corp. *	777	14,227
Natus Medical, Inc. *	1,119	18,877
Nuvasive, Inc. *	1,754	74,668
Orthofix International NV *	842	49,181
Owens & Minor, Inc.	2,038	80,032
PSS World Medical, Inc. *	3,408	65,365
Sirona Dental Systems, Inc. * (a)	853	23,082
SonoSite, Inc. *	850	28,237
Spectranetics Corp. * (a)	1,593	24,166
Stereotaxis, Inc. * (a)	1,364	18,400
STERIS Corp.	3,286	91,877
SurModics, Inc. * (a)	770	39,763
Symmetry Medical, Inc. *	1,798	30,278
The Medicines Company *	2,640	46,675
Thoratec Corp. *	2,702	52,932
TomoTherapy, Inc. *	613	11,402
USANA Health Sciences, Inc. * (a)	431	17,964
Ventana Medical Systems, Inc. *	1,357	120,529
Visicu, Inc. *	860	7,207
Volcano, Corp. *	1,477	21,579
Wright Medical Group, Inc. *	1,801	48,591
Zoll Medical Corp. *	1,042	24,258

		2,143,276
Healthcare Services - 1.39%
Air Methods Corp. *	530	27,905
Alliance Imaging, Inc. *	1,337	12,768
Amedisys, Inc. *	1,311	55,927
American Dental Partners, Inc. *	658	13,114
AMERIGROUP Corp. *	2,670	91,768
AMN Healthcare Services, Inc. *	1,777	29,996
Apria Healthcare Group, Inc. *	2,202	47,717
Assisted Living Concepts, Inc. *	3,099	21,321
Capital Senior Living Corp. *	1,247	10,238
CorVel Corp. *	410	9,533
Cross Country Healthcare, Inc. *	1,661	24,184
Emergency Medical Services Corp., Class A *	475	14,611
Emeritus Corp. *	626	15,775
Enzo Biochem, Inc. * (a)	1,608	17,624
Healthextras, Inc. *	1,569	41,688
Healthsouth Corp. * (a)	4,017	79,657
Healthspring, Inc. *	2,429	45,908
Healthways, Inc. * (a)	1,776	103,665
Kindred Healthcare, Inc. *	1,536	37,740
LHC Group, Inc. * (a)	743	19,021
Magellan Health Services, Inc. *	1,978	89,900
National Healthcare Corp.	359	17,627
Nighthawk Radiology Holdings, Inc. *	1,078	22,789
Odyssey Healthcare, Inc. *	1,760	17,600
Palomar Medical Technologies, Inc. *	946	16,593
Phase Forward, Inc. *	2,103	51,313

The accompanying notes are an integral part of the financial statements.
195

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Psychiatric Solutions, Inc. *	2,751	$100,494
Radiation Therapy Services, Inc. *	663	20,679
Skilled Healthcare Group Inc *	1,167	17,680
Sun Healthcare Group, Inc. *	2,196	36,432
The Advisory Board Company *	919	59,744
Town Sports International Holdings, Inc. *	883	8,918

		1,179,929
Holdings Companies/Conglomerates - 0.08%
Information Services Group, Inc. *	1,739	11,704
Marathon Acquisition Corp. * (a)	1,986	15,709
NTR Acquisition Company *	1,326	12,716
PICO Holdings, Inc. *	787	30,292

		70,421
Homebuilders - 0.24%
Beazer Homes USA, Inc. (a)	2,039	17,311
Champion Enterprises, Inc. * (a)	3,931	35,458
Hovnanian Enterprises, Inc., Class A * (a)	1,978	14,954
M/I Homes, Inc.	673	6,750
Meritage Homes Corp. * (a)	1,369	18,714
Palm Harbor Homes, Inc. *	570	6,430
Standard Pacific Corp. (a)	3,474	12,020
Walter Industries, Inc.	2,648	91,859

		203,496
Hotels & Restaurants - 1.34%
AFC Enterprises, Inc. *	1,567	17,096
Ameristar Casinos, Inc.	1,286	40,368
Benihana, Inc. Class A *	691	9,674
BJ's Restaurants, Inc. * (a)	897	15,958
Bob Evans Farms, Inc.	1,829	56,406
Buffalo Wild Wings, Inc. * (a)	785	22,694
California Pizza Kitchen, Inc. *	1,506	23,960
CBRL Group, Inc.	1,258	42,093
CEC Entertainment, Inc. *	1,458	41,553
Chipotle Mexican Grill, Inc. *	1,665	192,341
CKE Restaurants, Inc.	2,925	42,763
Denny's Corp. *	4,885	20,028
Domino's Pizza, Inc.	2,245	31,116
IHOP Corp. (a)	883	44,803
Jack in the Box, Inc. *	3,171	94,971
Jamba, Inc. * (a)	2,821	9,648
Krispy Kreme Doughnuts, Inc. * (a)	3,443	9,193
Landry's Restaurants, Inc. (a)	729	17,219
Lodgian, Inc. *	1,030	11,804
Marcus Corp.	1,097	19,768
McCormick & Schmick's Seafood
Restaurants, Inc. *	787	11,537
Morgans Hotel Group Company *	1,144	21,153
O'Charley's, Inc.	1,260	18,787
P.F. Chang's China Bistro, Inc. * (a)	1,324	33,881
Papa John's International, Inc. *	1,116	26,282
Peets Coffee & Tea, Inc. * (a)	729	19,479
Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Red Robin Gourmet Burgers, Inc. *	853	$33,745
Ruby Tuesday, Inc.	2,782	36,472
Ruth's Chris Steak House, Inc. *	1,018	12,318
Sonic Corp. *	3,402	83,009
Texas Roadhouse, Inc., Class A *	2,711	34,131
The Steak & Shake Company * (a)	1,503	17,390
Triarc Companies, Inc.	3,261	27,425

		1,139,065
Household Appliances - 0.06%
Consolidated Tomoka Land Company (a)	302	19,056
Libbey, Inc.	777	12,051
Lifetime Brands, Inc. (a)	627	8,038
National Presto Industries, Inc.	240	12,999

		52,144
Household Products - 0.43%
Blyth, Inc.	1,323	26,023
Central Garden & Pet Company, Class A *	3,633	19,073
Cryolife, Inc. *	1,299	9,327
Select Comfort Corp. * (a)	2,398	25,515
Tempur-Pedic International, Inc. (a)	4,206	124,876
Tupperware Brands Corp.	3,126	109,035
TurboChef Technologies, Inc. *	1,031	15,331
WD-40 Company	915	36,298

		365,478
Industrial Machinery - 1.49%
Actuant Corp., Class A	2,779	88,011
Albany International Corp., Class A	1,492	57,696
Altra Holdings, Inc. *	625	10,019
Badger Meter, Inc. (a)	731	28,509
Briggs & Stratton Corp. (a)	2,516	57,365
Cascade Corp.	599	36,138
Chart Industries, Inc. *	698	19,404
Circor International, Inc.	836	36,274
Cognex Corp.	2,276	46,135
Dionex Corp. *	967	81,682
EnPro Industries, Inc. *	1,099	33,629
Flow International Corp. *	1,967	15,539
Gehl Company *	560	9,078
Gorman-Rupp Company	597	23,552
H&E Equipment Services, Inc. *	926	15,992
Intevac, Inc. *	1,111	17,443
Kadant, Inc. *	726	21,388
Lindsay Corp. (a)	596	31,540
Lufkin Industries, Inc.	763	39,684
Middleby Corp. *	696	52,819
NACCO Industries, Inc., Class A	298	30,217
NATCO Group, Inc. *	886	42,120
OYO Geospace Corp. *	205	21,463
Raser Technologies, Inc. *	1,609	20,064
Regal-Beloit Corp.	1,625	76,505
Robbins & Myers, Inc.	716	49,046

The accompanying notes are an integral part of the financial statements.
196

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Rofin-Sinar Technologies, Inc. *	794	$72,286
Sauer-Danfoss, Inc.	571	13,875
Tecumseh Products Company, Class A *	817	19,420
Tennant Company	855	37,475
Tredegar Industries, Inc.	1,623	23,469
Twin Disc, Inc.	239	14,849
Valmont Industries, Inc.	942	73,938
Watts Water Technologies, Inc., Class A (a)	1,598	46,757

		1,263,381
Industrials - 0.13%
Aecom Technology Corp. *	2,182	58,020
Brookfield Homes Corp.	598	10,082
Clean Harbors, Inc. *	839	45,088

		113,190
Insurance - 2.63%
Alfa Corp.	1,694	36,607
American Equity Investment Life Holding
Company	2,964	26,706
American Physicians Capital, Inc.	509	21,358
Amerisafe, Inc. *	1,004	15,321
Amtrust Financial Services, Inc.	1,324	16,815
Argo Group International Holdings, Ltd. *	1,518	59,976
Aspen Insurance Holdings, Ltd.	4,482	129,082
Assured Guaranty, Ltd.	3,457	78,024
Citizens, Inc. Class A * (a)	1,842	12,084
CNA Surety Corp. *	872	17,989
Commerce Group, Inc.	2,714	97,568
Crawford & Company, Class B *	1,438	5,752
Darwin Professional Underwriters, Inc. *	418	9,614
Donegal Group, Inc.	739	12,482
eHealth, Inc. *	653	20,236
Employers Holdings, Inc.	2,747	48,869
Enstar Group, Ltd. * (a)	361	39,168
FBL Financial Group, Inc., Class A	746	27,654
First Mercury Financial Corp. *	663	14,069
Flagstone Reinsurance Holdings Ltd.	738	10,443
FPIC Insurance Group, Inc. *	509	21,750
Greenlight Capital Re, Ltd. *	581	12,625
Harleysville Group, Inc.	817	28,595
Hilb, Rogal and Hamilton Company	1,860	79,515
Horace Mann Educators Corp.	2,225	43,521
Infinity Property & Casualty Corp.	1,001	39,129
IPC Holdings, Ltd.	3,082	91,104
James River Group, Inc.	323	11,047
LandAmerica Financial Group, Inc.	884	23,267
Max Re Capital, Ltd.	3,074	87,025
Meadowbrook Insurance Group, Inc. *	1,735	15,945
Midland Company	510	32,620
Montpelier Re Holdings, Ltd.	5,239	90,739
National Interstate Corp.	287	9,451
National Western Life Insurance Company,
Class A	119	23,915

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Navigators Group, Inc. *	674	$39,564
Odyssey Re Holdings Corp.	1,445	55,690
Phoenix Companies, Inc.	5,864	70,485
Platinum Underwriters Holdings, Ltd.	3,037	110,304
PMA Capital Corp., Class A *	1,769	15,461
Presidential Life Corp.	1,152	19,860
Primus Guaranty, Ltd. *	2,357	15,061
ProAssurance Corp. *	1,701	93,283
RLI Corp.	1,072	63,923
Safety Insurance Group, Inc.	845	30,851
Scottish Re Group, Ltd. *	4,094	4,708
SeaBright Insurance Holdings, Inc. *	1,106	17,154
Security Capital Assurance, Ltd.	1,283	9,084
Selective Insurance Group, Inc.	2,815	66,406
State Auto Financial Corp.	756	21,077
Stewart Information Services Corp.	901	24,390
Tower Group, Inc.	1,031	33,425
Triad Guaranty, Inc. *	637	5,485
United America Indemnity Ltd. *	1,302	25,780
United Fire & Casualty Company	1,131	34,857
Universal American Financial Corp. *	2,506	59,743
Validus Holdings, Ltd. *	814	20,269
Zenith National Insurance Corp.	1,875	78,806

		2,225,731
International Oil - 0.16%
ATP Oil & Gas Corp. * (a)	1,097	48,904
BPZ Energy, Inc. *	2,656	30,278
Callon Petroleum Company *	1,112	16,625
Parker Drilling Company *	5,705	40,791

		136,598
Internet Content - 0.41%
CNET Networks, Inc. *	7,701	58,374
Dice Holdings, Inc. *	897	8,862
Harris Interactive, Inc. *	2,861	11,988
InfoSpace, Inc.	1,687	30,045
Internet Cap Group, Inc. *	1,992	22,251
Liquidity Services, Inc. *	581	6,937
LoopNet, Inc. *	1,384	21,258
Move, Inc. *	5,426	12,751
RightNow Technologies, Inc. * (a)	938	17,025
Safeguard Scientifics, Inc. *	6,498	12,801
Schawk, Inc., Class A	767	11,022
Sohu.com, Inc. *	1,395	80,045
SourceForge, Inc. *	3,636	8,399
TechTarget, Inc. *	402	5,491
The Knot, Inc. * (a)	1,425	18,810
TheStreet.com, Inc.	1,065	13,100
Travelzoo, Inc. *	393	6,001

		345,160
Internet Retail - 0.59%
1-800-Flowers.com, Inc. *	1,257	13,161

The accompanying notes are an integral part of the financial statements.
197

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet Retail (continued)
Ariba, Inc. *	3,990	$47,361
Blue Nile, Inc. * (a)	681	50,265
Mercadolibre, Inc. *	820	34,776
Netflix, Inc. * (a)	2,389	55,186
Orbitz Worldwide, Inc. *	1,739	13,912
Overstock.com, Inc. *	843	19,532
PetMed Express, Inc. *	1,106	14,091
Priceline.com, Inc. * (a)	1,923	218,837
Shutterfly, Inc. *	737	20,997
Stamps.com, Inc. *	864	10,973

		499,091
Internet Service Provider - 0.45%
Cogent Communications Group, Inc. *	2,545	52,885
Earthlink, Inc. *	6,273	42,594
Equinix, Inc. * (a)	1,830	190,521
eSPEED, Inc., Class A *	1,064	10,746
Imergent, Inc. (a)	635	7,849
Online Resources Corp. *	1,364	12,822
Terremark Worldwide, Inc. * (a)	2,627	14,737
United Online, Inc.	3,379	50,820

		382,974
Internet Software - 0.70%
Art Technology Group, Inc. *	6,538	27,329
Chordiant Software, Inc. *	1,682	16,871
Cybersource Corp. *	3,261	47,643
DealerTrack Holdings, Inc. *	1,699	72,276
Digital River, Inc. *	2,096	81,052
eResearch Technology, Inc. *	2,020	23,957
Interwoven, Inc. *	2,228	27,360
Keynote Systems, Inc. *	856	11,779
Lionbridge Technologies, Inc. *	3,183	9,676
NIC, Inc.	2,010	15,678
Openwave Systems, Inc.	4,358	11,985
RealNetworks, Inc. *	5,208	32,133
S1 Corp. *	2,846	21,117
Sapient Corp. *	4,208	30,466
Switch & Data Facilities Company, Inc. *	682	12,951
TIBCO Software, Inc. *	9,727	76,162
VASCO Data Security International, Inc. * (a)	1,337	30,002
Vignette Corp. *	1,484	22,824
Vocus, Inc. *	668	20,975

		592,236
Investment Companies - 0.30%
Ampal American Israel Corp. *	989	6,438
Apollo Investment Corp. (a)	5,006	88,656
Ares Cap Corp. (a)	3,507	52,816
GAMCO Investors, Inc.	285	15,191
Gladstone Capital Corp.	764	14,967
Hercules Technology Growth Capital, Inc.	1,691	19,971
Kayne Anderson Energy Development Fund (a)	564	13,051
Kohlberg Capital Corp.	774	8,119

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Investment Companies (continued)
NGP Capital Resources Company (a)	942	$13,819
U.S. Global Investors, Inc. (a)	609	10,030
WP Stewart & Company, Ltd. (a)	1,202	6,839

		249,897
Leisure Time - 1.27%
Ambassadors International, Inc. (a)	502	6,034
Arctic Cat, Inc.	685	7,309
Bally Technologies, Inc. *	2,709	112,965
Blockbuster, Inc., Class A *	9,825	35,075
Bluegreen Corp. *	1,157	8,307
Callaway Golf Company	3,678	62,747
Carmike Cinemas, Inc. (a)	714	8,425
Churchill Downs, Inc.	492	25,820
Cinemark Holdings, Inc.	1,421	23,717
Dover Downs Gaming & Entertainment, Inc.	847	9,359
Gaylord Entertainment Company *	2,080	87,485
Isle of Capri Casinos, Inc. * (a)	851	14,875
Lakes Gaming, Inc. * (a)	1,018	6,760
Life Time Fitness, Inc. * (a)	1,609	87,401
Monarch Casino & Resort, Inc. *	623	15,936
MTR Gaming Group, Inc. *	1,155	7,993
Multimedia Games, Inc. * (a)	1,265	10,044
National Cinemedia, Inc.	2,140	59,235
Pinnacle Entertainment, Inc. *	3,040	83,448
Polaris Industries, Inc. (a)	1,815	82,691
Premier Exhibitions, Inc. * (a)	1,515	16,483
RC2 Corp. *	1,091	31,726
Riviera Holdings Corp. *	535	14,606
Shuffle Master, Inc. *	1,836	24,547
Six Flags, Inc. * (a)	3,834	8,972
Speedway Motorsports, Inc.	714	24,098
Steinway Musical Instruments, Inc.	436	12,317
The Nautilus Group, Inc. (a)	1,728	9,936
Trump Entertainment Resorts, Inc. * (a)	1,696	8,768
Vail Resorts, Inc. *	1,594	88,483
West Marine, Inc. *	807	7,126
WMS Industries, Inc. *	2,069	69,105

		1,071,793
Life Sciences - 0.20%
American Ecology Corp.	835	18,570
Arrowhead Research Corp. * (a)	1,812	7,393
Dawson Geophysical Company *	388	26,004
Halozyme Therapeutics, Inc. * (a)	3,287	27,874
Incyte Corp. *	4,317	37,040
Ionatron, Inc. * (a)	1,776	6,145
Omrix Biopharmaceuticals, Inc. *	688	22,972
Senomyx, Inc. *	1,602	11,214
Symyx Technologies, Inc. *	1,793	13,734

		170,946
Liquor - 0.12%
Boston Beer Company, Inc. *	454	15,068

The accompanying notes are an integral part of the financial statements.
198

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Liquor (continued)
Central European Distribution Corp. *	1,793	$89,650

		104,718
Manufacturing - 1.44%
Acuity Brands, Inc.	2,203	86,996
American Railcar Industries, Inc.	522	8,028
AptarGroup, Inc.	3,507	148,030
Barnes Group, Inc.	2,331	72,168
Blout International, Inc. *	1,966	24,123
Ceradyne, Inc. *	1,376	68,029
Coherent, Inc. *	1,610	46,320
ESCO Technologies, Inc. *	1,322	48,888
Force Protection, Inc. * (a)	3,467	37,478
Freightcar America, Inc. (a)	626	21,265
GenTek, Inc. *	458	13,740
Goodman Global, Inc. *	1,908	45,124
Hardinge, Inc.	596	9,399
Hexcel Corp. *	4,789	121,976
Insteel Industries, Inc. (a)	964	10,961
iRobot Corp. * (a)	802	12,848
Kaydon Corp.	1,430	72,372
Koppers Holdings, Inc.	892	34,289
Lancaster Colony Corp.	1,149	44,260
Mine Safety Appliances Company (a)	1,422	69,692
Nordson Corp.	1,712	90,394
Park-Ohio Holdings Corp. *	428	10,075
Polypore International, Inc. *	784	13,649
Raven Industries, Inc.	819	28,444
Reddy Ice Holdings, Inc.	1,123	29,299
Smith & Wesson Holding Corp. * (a)	1,523	15,169
Spartan Motors, Inc. (a)	1,648	16,447
Sturm Ruger & Company, Inc. *	1,196	11,063
TriMas Corp. *	766	8,503

		1,219,029
Medical-Hospitals - 0.42%
AmSurg Corp. *	1,550	40,083
Centene Corp. *	2,212	55,300
Cepheid, Inc. *	2,812	60,824
EV3, Inc. *	2,361	34,565
Hythiam, Inc. * (a)	1,660	5,362
MedCath Corp. *	521	13,244
MWI Veterinary Supply, Inc. *	441	18,557
Northstar Neuroscience, Inc. *	1,045	9,645
NxStage Medical, Inc. * (a)	1,058	13,606
RehabCare Group, Inc. *	899	20,767
Sunrise Senior Living, Inc. *	2,252	70,690
Vital Images, Inc. * (a)	894	16,128

		358,771
Metal & Metal Products - 0.99%
A. M. Castle & Company	730	18,323
Ampco-Pittsburgh Corp.	380	13,384
Brush Engineered Materials, Inc. *	1,034	46,251

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Dynamic Materials Corp. (a)	617	$39,161
Gibraltar Industries, Inc.	1,306	18,258
Haynes International, Inc. *	595	50,283
Kaiser Aluminum Corp.	764	54,351
L.B. Foster Company *	543	24,875
Ladish Company, Inc. *	741	32,722
Matthews International Corp., Class A	1,603	70,756
Metal Management, Inc.	1,295	59,596
Mueller Industries, Inc.	1,890	57,135
Mueller Water Products, Inc. (a)	5,892	61,689
Quanex Corp.	1,881	94,125
RBC Bearings, Inc. *	1,084	39,869
RTI International Metals, Inc. *	1,172	86,072
Sun Hydraulics, Inc.	573	16,646
Universal Stainless & Alloy Products, Inc. *	350	10,794
USEC, Inc. *	5,484	45,024

		839,314
Mining - 0.49%
AMCOL International Corp.	1,308	49,678
Apex Silver Mines, Ltd. *	2,981	50,826
Coeur d'Alene Mines Corp. * (a)	14,135	58,943
Compass Minerals International, Inc.	1,636	60,074
General Moly, Inc. *	2,503	26,682
Hecla Mining Company *	6,094	71,483
Royal Gold, Inc. (a)	1,218	34,981
Stillwater Mining Company *	2,162	20,971
U.S. Gold Corp. *	2,696	9,247
Uranium Resources, Inc. * (a)	2,670	31,666

		414,551
Mobile Homes - 0.07%
Fleetwood Enterprises, Inc. * (a)	3,324	18,182
Skyline Corp.	369	12,509
Winnebago Industries, Inc. (a)	1,505	32,388

		63,079
Newspapers - 0.04%
Lee Enterprises, Inc.	2,362	33,068
Office Furnishings & Supplies - 0.39%
Acco Brands Corp. *	2,761	46,136
Herman Miller, Inc.	3,218	88,334
IKON Office Solutions, Inc.	5,478	69,187
Knoll, Inc.	2,517	43,997
The Standard Register Company	962	11,612
United Stationers, Inc. *	1,403	71,076

		330,342
Paper - 0.38%
AbitibiBowater, Inc. (a)	2,749	61,742
Buckeye Technologies, Inc. *	1,938	27,675
Chesapeake Corp.	1,135	6,923
Mercer International, Inc. *	1,687	13,361
Neenah Paper, Inc. (a)	755	22,786

The accompanying notes are an integral part of the financial statements.
199

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Paper (continued)
P.H. Glatfelter Company	2,285	$34,343
Potlatch Corp.	1,969	90,397
Rock-Tenn Company, Class A	1,770	46,693
Wausau-Mosinee Paper Corp.	2,306	21,746

		325,666
Petroleum Services - 1.67%
Atwood Oceanics, Inc. *	1,385	120,841
Basic Energy Services, Inc. *	2,102	40,989
Bronco Drilling Company, Inc. * (a)	1,364	19,587
Complete Production Services, Inc. *	2,189	38,789
Delek US Holdings, Inc.	601	11,082
Dril-Quip, Inc. *	1,352	76,280
Energy Infrastructure Acquisition Corp. *	1,204	12,124
Exterran Holdings, Inc. *	3,055	244,522
Flotek Industries, Inc. *	926	34,132
Grey Wolf, Inc. *	9,435	47,930
GulfMark Offshore, Inc. *	1,166	51,817
Hercules Offshore, Inc. * (a)	4,229	105,767
Hornbeck Offshore Services, Inc. *	1,170	48,169
ION Geophysical Corp. * (a)	3,631	56,026
Newpark Resources, Inc. *	4,614	24,823
PetroHawk Energy Corp. *	8,641	140,848
Petroleum Development Corp. *	763	38,661
Pioneer Drilling Company *	2,559	30,478
Rentech, Inc. * (a)	8,584	17,855
RPC, Inc. (a)	1,668	18,515
Superior Well Services, Inc. *	824	15,977
T-3 Energy Services, Inc. *	316	15,930
Trico Marine Services, Inc. *	616	21,788
W-H Energy Services, Inc. *	1,545	78,023
Willbros Group, Inc. *	1,482	55,531
World Fuel Services Corp.	1,454	46,005

		1,412,489
Pharmaceuticals - 2.11%
Adams Respiratory Therapeutics, Inc. * (a)	1,814	78,256
Affymax, Inc. *	232	5,907
Akorn, Inc. * (a)	2,849	21,766
Alexion Pharmaceuticals, Inc. *	1,849	134,459
Alexza Pharmaceuticals, Inc. *	1,118	9,794
Alkermes, Inc. *	5,112	72,897
Allos Therapeutics, Inc. * (a)	2,199	15,195
Altus Pharmaceuticals, Inc. *	1,131	11,977
AMAG Pharmaceuticals, Inc. * (a)	851	49,043
American Oriental Bioengineering, Inc. * (a)	2,722	31,847
Array BioPharma, Inc. *	2,429	26,889
Auxilium Pharmaceuticals, Inc. *	1,601	44,908
Beijing Med-Pharm Corp. *	1,384	14,006
Bentley Pharmaceuticals, Inc. *	1,004	12,640
Bionovo, Inc. * (a)	2,405	4,521
Bradley Pharmaceuticals, Inc., Class A *	659	12,976
Cadence Pharmaceuticals, Inc. *	866	11,656

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Pharmaceuticals (continued)
Caraco Pharmaceutical Labs *	570	$8,413
Cubist Pharmaceuticals, Inc. *	2,810	59,685
CytRx Corp. * (a)	4,557	15,220
Enzon Pharmaceuticals, Inc. *	2,294	21,701
Indevus Pharmaceuticals, Inc. * (a)	3,160	23,669
Isis Pharmaceuticals, Inc. * (a)	4,199	74,280
Javelin Pharmaceuticals, Inc. *	2,275	9,464
Ligand Pharmaceuticals, Inc., Class B	4,647	22,817
Medicis Pharmaceutical Corp., Class A (a)	2,833	76,208
Minrad International, Inc. *	2,674	7,247
Nastech Pharmaceutical Company, Inc. * (a)	1,442	5,480
Noven Pharmaceuticals, Inc. * (a)	1,288	20,389
Onyx Pharmaceuticals, Inc. *	2,778	151,512
OSI Pharmaceuticals, Inc. *	2,928	136,533
Par Pharmaceutical Companies, Inc. *	1,836	35,325
Penwest Pharmaceuticals Company *	1,293	7,874
PharMerica Corp. *	1,383	20,372
Pharmion Corp. *	1,325	84,588
Poniard Pharmaceuticals, Inc. *	1,287	5,792
POZEN, Inc. * (a)	1,325	13,820
Prestige Brands Holdings, Inc. *	1,763	14,792
Regeneron Pharmaceuticals, Inc. *	3,246	70,698
Rigel Pharmaceuticals, Inc. *	1,613	11,549
Salix Pharmaceuticals, Ltd. *	2,426	27,559
Santarus, Inc. * (a)	2,793	7,094
Sciele Pharma, Inc. *	1,795	40,064
Sirtris Pharmaceuticals Inc * (a)	330	5,310
Somaxon Pharmaceuticals, Inc. *	588	3,416
Supergen, Inc. *	2,813	11,899
Trubion Pharmaceuticals Inc * (a)	490	4,895
United Therapeutics Corp. *	1,052	105,284
Valeant Pharmaceuticals International *	4,854	56,064
Vanda Pharmaceuticals, Inc. *	1,387	12,469
ViroPharma, Inc. *	3,560	31,827
XOMA, Ltd. *	6,789	24,440

		1,786,486
Photography - 0.01%
CPI Corp.	281	7,801
Plastics - 0.04%
AEP Industries, Inc. *	308	10,537
Spartech Corp.	1,650	22,539

		33,076
Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	888	21,676
Publishing - 0.47%
American Greetings Corp., Class A	2,811	65,384
Consolidated Graphics, Inc. *	470	24,313
Courier Corp.	549	18,046
Dolan Media Company *	580	15,370
GateHouse Media, Inc. (a)	1,207	9,897

The accompanying notes are an integral part of the financial statements.
200

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Publishing (continued)
Martha Stewart Living
Omnimedia, Inc., Class A * (a)	1,396	$14,169
Media General, Inc., Class A	1,128	27,941
Multi-Color Corp.	449	10,731
Playboy Enterprises, Inc., Class B *	1,186	11,160
PRIMEDIA, Inc.	2,304	18,893
Scholastic Corp. *	1,555	54,798
Sun-Times Media Group, Inc. *	3,747	3,747
Valassis Communications, Inc. * (a)	2,456	30,283
VistaPrint, Ltd. *	2,192	97,325

		402,057
Railroads & Equipment - 0.18%
Genesee & Wyoming, Inc., Class A *	1,912	50,094
Greenbrier Company, Inc. (a)	826	18,321
Wabtec Corp.	2,463	83,594

		152,009
Real Estate - 4.51%
Acadia Realty Trust, REIT	1,638	43,227
Agree Realty Corp., REIT	434	13,042
Alesco Financial, Inc., REIT (a)	3,235	12,034
Alexander's, Inc., REIT *	102	39,744
Alexandria Real Estate Equities, Inc., REIT	1,484	145,773
American Campus Communities, Inc., REIT	1,393	36,023
American Financial Realty Trust, REIT	6,730	54,311
Anthracite Capital, Inc., REIT (a)	3,301	25,220
Anworth Mortgage Asset Corp., REIT	2,392	16,792
Arbor Realty Trust, Inc., REIT (a)	712	12,175
Ashford Hospitality Trust, Inc., REIT	5,461	42,268
Associated Estates Realty Corp., REIT	924	11,522
Avatar Holdings, Inc. * (a)	303	13,199
BioMed Realty Trust, Inc., REIT	3,335	75,304
Capital Lease Funding, Inc., REIT (a)	2,330	20,504
Capital Trust, Inc., Class A, REIT (a)	699	21,501
CBRE Realty Finance Inc., REIT (a)	1,572	11,161
Cedar Shopping Centers, Inc., REIT	2,313	27,062
Corporate Office Properties Trust, REIT	1,978	71,445
Cousins Properties, Inc., REIT (a)	2,058	48,919
Crystal River Capital, Inc., REIT (a)	1,299	18,355
DCT Industrial Trust, Inc., REIT	8,604	86,814
Deerfield Triarc Capital Corp., REIT (a)	2,678	20,112
DiamondRock Hospitality Company, REIT	4,791	82,980
Digital Realty Trust, Inc., REIT	2,850	108,756
EastGroup Properties, Inc., REIT	1,210	55,817
Education Realty Trust, Inc., REIT (a)	1,510	18,105
Entertainment Properties Trust, REIT	1,418	75,565
Equity Lifestyle Properties, Inc., REIT	1,032	47,875
Equity One, Inc., REIT	1,838	43,505
Extra Space Storage, Inc., REIT	3,299	47,044
FelCor Lodging Trust, Inc., REIT	3,184	55,752
First Industrial Realty Trust, Inc., REIT	2,300	83,996
First Potomac Realty Trust, REIT	1,275	24,047

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
Franklin Street Properties Corp., REIT (a)	3,048	$50,444
Getty Realty Corp., REIT	906	24,571
Glimcher Realty Trust, REIT (a)	1,929	37,442
GMH Communities Trust, REIT	1,784	10,419
Gramercy Captial Corp., REIT (a)	1,126	26,776
Grubb & Ellis Company *	905	4,670
Healthcare Realty Trust, Inc., REIT	2,582	65,660
Hersha Hospitality Trust, REIT	2,139	21,775
Highwoods Properties, Inc., REIT	2,883	91,478
Hilltop Holdings, Inc. *	2,480	26,883
Home Properties, Inc., REIT (a)	1,680	75,919
Inland Real Estate Corp., REIT	2,980	43,568
Investors Real Estate Trust, SBI, REIT (a)	2,562	25,774
Jer Investors Trust, Inc., REIT (a)	1,374	13,438
Kite Realty Group Trust, REIT	1,100	17,215
LaSalle Hotel Properties, REIT	2,020	75,144
Lexington Corporate Property Trust, REIT (a)	3,366	59,545
LTC Properties, Inc., REIT	1,223	28,789
Maguire Properties, Inc., REIT	1,933	48,866
Medical Properties Trust, Inc., REIT (a)	2,525	28,331
Meruelo Maddux Properties, Inc. *	2,483	10,429
MFA Mortgage Investments, Inc., REIT	5,263	46,209
Mid-America Apartment Communities, Inc.,
REIT	1,294	62,487
Mission West Properties, Inc., REIT	1,133	11,602
National Health Investments, Inc., REIT	1,193	33,905
National Retail Properties, Inc., REIT	3,590	87,919
Nationwide Health Properties, Inc., REIT	4,513	141,167
Newcastle Investment Corp., REIT (a)	2,128	27,685
NorthStar Realty Finance Corp., REIT (a)	3,160	28,977
Omega Healthcare Investors, REIT	3,435	55,544
Parkway Properties, Inc., REIT	818	32,368
Pennsylvania Real Estate
Investment Trust, REIT	1,628	56,215
Post Properties, Inc., REIT (a)	2,214	80,390
PS Business Parks, Inc., REIT	814	43,915
RAIT Investment Trust, REIT (a)	3,259	28,190
Ramco-Gershenson Properties Trust, REIT	965	24,415
Realty Income Corp., REIT	5,102	145,407
Redwood Trust, Inc., REIT (a)	1,080	32,972
Resource Capital Corp., REIT (a)	1,171	11,183
Saul Centers, Inc., REIT	551	31,457
Senior Housing Properties Trust, REIT	4,244	93,750
Sovran Self Storage, Inc., REIT (a)	1,056	46,158
Strategic Hotel Cap, Inc., REIT	3,772	69,065
Stratus Properties, Inc. *	278	8,729
Sun Communities, Inc., REIT	864	21,151
Sunstone Hotel Investors, Inc., REIT	3,163	73,382
Tanger Factory Outlet Centers, Inc., REIT	1,587	66,829
Thomas Properties Group, Inc.	1,300	13,546
Universal Health Realty Income Trust, REIT	618	20,332
Urstadt Biddle Properties, Inc., REIT	1,131	19,091

The accompanying notes are an integral part of the financial statements.
201

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
U-Store-It Trust, REIT	2,425	$24,371
Washington Real Estate Investment Trust,
REIT	2,284	73,179
Winthrop Realty Trust, REIT (a)	2,671	14,263

		3,822,938
Retail Grocery - 0.34%
Ingles Markets, Inc.	678	16,130
Nash Finch Company	693	24,733
Pathmark Stores, Inc. *	1,721	22,201
PriceSmart, Inc.	686	20,463
Ruddick Corp.	2,095	74,980
The Great Atlantic & Pacific Tea Company,
Inc. * (a)	1,014	30,471
United Natural Foods, Inc. *	2,189	64,116
Village Super Market, Inc.	176	9,432
Weis Markets, Inc.	645	26,393

		288,919
Retail Trade - 2.26%
99 Cents Only Stores *	2,397	19,320
A.C. Moore Arts & Crafts, Inc. *	1,053	16,711
Aaron Rents, Inc., Class B	2,343	47,118
Aeropostale, Inc. *	3,937	100,590
Big 5 Sporting Goods Corp.	1,178	19,355
Bon-Ton Stores, Inc. (a)	540	6,307
Books-A-Million, Inc.	788	9,527
Borders Group, Inc. (a)	2,990	37,405
Build A Bear Workshop, Inc. *	811	12,789
Building Materials Holding Corp. (a)	1,561	8,929
Cabela's, Inc. * (a)	1,969	32,567
Cache, Inc. *	651	8,717
Casey's General Stores, Inc.	2,579	74,791
Cash America International, Inc.	1,511	54,366
Casual Male Retail Group, Inc. * (a)	1,884	11,681
Cato Corp., Class A	1,523	22,936
Charlotte Russe Holding, Inc. *	1,304	21,464
Charming Shoppes, Inc. *	6,329	34,999
Children's Place Retail Stores, Inc. *	1,150	32,729
Christopher & Banks Corp. (a)	1,856	29,919
Citi Trends, Inc. *	725	11,201
Collective Brands, Inc. *	3,315	50,819
Conn's, Inc. * (a)	624	11,294
CSS Industries, Inc.	401	15,872
DSW, Inc., Class A * (a)	834	18,757
Eddie Bauer Holdings, Inc. *	1,602	10,717
Finish Line, Inc.	2,299	8,621
First Cash Financial Services, Inc. *	1,352	22,984
Fossil, Inc. *	2,218	96,128
Fred's, Inc., Class A	2,061	21,476
FTD Group, Inc.	990	13,266
Gaiam, Inc., Class A *	892	21,007
Genesco, Inc. *	1,145	35,495
Haverty Furniture Companies, Inc.	1,074	9,129

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
hhgregg, Inc. *	494	$6,941
Hibbett Sports, Inc. *	1,613	34,550
Hot Topic, Inc. *	2,310	14,576
J. Crew Group, Inc. *	1,975	94,899
Jo-Ann Stores, Inc. *	1,278	21,036
Kenneth Cole Productions, Inc., Class A	553	10,430
Longs Drug Stores Corp.	1,657	87,688
Marinemax, Inc. * (a)	869	14,208
New York & Company, Inc. *	1,140	8,402
NexCen Brands, Inc. *	2,232	10,044
Pacific Sunwear of California, Inc. *	3,568	58,444
Pantry, Inc. *	1,176	33,857
PC Connection, Inc. *	492	6,293
Pier 1 Imports, Inc. * (a)	4,604	18,968
Regis Corp.	2,249	66,098
Rent-A-Center, Inc. *	3,584	50,749
Retail Ventures, Inc. *	1,461	10,139
School Specialty, Inc. *	1,071	38,224
Shoe Carnival, Inc. *	484	5,634
Sonic Automotive, Inc.	1,556	35,959
Spectrum Brands, Inc. * (a)	2,072	10,712
Stein Mart, Inc.	1,453	7,875
Systemax, Inc. (a)	534	10,547
Talbots, Inc. (a)	1,191	18,472
The Buckle, Inc.	708	25,000
The Dress Barn, Inc. *	2,385	33,724
The Men's Wearhouse, Inc.	2,746	94,792
The Wet Seal, Inc., Class A *	4,454	9,487
Tuesday Morning Corp. (a)	1,576	11,725
Tween Brands, Inc. *	1,560	39,281
ValueVision Media, Inc., Class A * (a)	1,642	10,804
Zale Corp. *	2,485	44,457
Zumiez, Inc. * (a)	872	24,242

		1,917,243
Sanitary Services - 0.22%
Casella Waste Systems, Inc., Class A *	1,187	17,769
Darling International, Inc. *	4,118	42,209
Insituform Technologies, Inc., Class A * (a)	1,431	18,589
Waste Connections, Inc. *	3,442	109,559

		188,126
Semiconductors - 2.25%
Actel Corp. *	1,423	15,596
Advanced Analogic Technologies, Inc. *	1,985	21,379
Advanced Energy Industries, Inc. *	1,849	26,829
American Superconductor Corp. *	2,083	50,284
Amis Holdings, Inc. *	3,462	26,554
Amkor Technology, Inc. *	5,357	44,142
Applied Micro Circuits Corp. *	14,589	36,618
Asyst Technologies, Inc. *	2,714	9,336
ATMI, Inc. *	1,770	53,259
Axcelis Technologies, Inc. *	5,292	25,084

The accompanying notes are an integral part of the financial statements.
202

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors (continued)
Brooks Automation, Inc. *	3,621	$48,630
Cabot Microelectronics Corp. * (a)	1,214	45,404
Cavium Networks, Inc. *	360	9,234
Cirrus Logic, Inc. *	4,577	26,089
Credence Systems Corp. *	5,407	11,084
Cymer, Inc. *	1,628	66,862
Diodes, Inc. *	1,520	44,719
DSP Group, Inc. *	1,493	20,200
Emulex Corp. *	4,340	72,695
Entegris, Inc. * (a)	5,943	51,466
Exar Corp. *	2,420	22,240
FormFactor, Inc. *	2,432	92,270
Genesis Microchip, Inc. *	2,069	10,428
Hittite Microwave Corp. *	833	35,977
IXYS Corp. *	1,414	10,930
Kulicke & Soffa Industries, Inc. * (a)	2,817	19,944
Lattice Semiconductor Corp. *	6,031	20,264
LTX Corp. *	3,420	8,208
Mattson Technology, Inc. *	2,742	22,594
Micrel, Inc.	2,886	25,743
Microsemi Corp. * (a)	3,883	88,843
Microtune, Inc. *	2,856	14,851
MIPS Technologies, Inc., Class A *	2,308	13,110
MKS Instruments, Inc. *	2,589	47,042
Monolithic Power Systems, Inc. *	1,216	23,201
Netlogic Microsystems, Inc. * (a)	846	24,746
OmniVision Technologies, Inc. *	2,800	52,136
ON Semiconductor Corp. *	12,366	113,644
Pericom Semiconductor Corp. *	1,365	22,618
Photronics, Inc. *	2,187	22,504
PLX Technology, Inc. *	1,548	15,232
PMC-Sierra, Inc. *	10,904	76,546
Rudolph Technologies, Inc. *	1,521	18,176
Semitool, Inc. * (a)	1,219	11,264
Semtech Corp. *	3,209	48,969
Silicon Image, Inc. *	4,560	21,432
Skyworks Solutions, Inc. *	8,164	74,129
Spansion, Inc. *	4,744	25,333
Techwell, Inc. *	810	9,890
Tessera Technologies, Inc. *	2,443	94,349
Triquint Semiconductor, Inc. *	7,142	42,352
Ultra Clean Holdings, Inc. *	1,016	14,600
Ultratech, Inc. *	1,242	14,879
Veeco Instruments, Inc. *	1,619	27,167
Volterra Semiconductor Corp. * (a)	1,135	14,051

		1,905,126
Software - 2.77%
ACI Worldwide, Inc. *	1,907	43,537
Actuate Corp. *	3,132	23,709
Advent Software, Inc. *	886	44,973
Allscripts Healthcare Solution, Inc. * (a)	2,825	49,974

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
American Reprographics Company *	1,522	$23,561
Ansoft Corp. *	875	25,384
ANSYS, Inc. *	3,941	153,147
AsiaInfo Holdings, Inc. *	1,643	19,387
Aspen Technology, Inc. *	4,502	76,354
Avid Technology, Inc. * (a)	2,111	56,005
Blackbaud, Inc.	2,244	63,864
Blackboard, Inc. *	1,441	56,199
BladeLogic, Inc. *	317	7,754
Borland Software Corp. * (a)	3,972	12,830
Bottomline Technologies, Inc. *	1,154	14,540
CIBER, Inc. *	2,822	19,246
Commvault Systems, Inc. *	1,826	40,665
Concur Technologies, Inc. *	2,182	81,956
DivX, Inc. *	1,210	20,485
Double-Take Software, Inc. *	446	11,061
Eclipsys Corp. *	2,336	54,195
Epicor Software Corp. *	2,987	32,319
EPIQ Systems, Inc. *	1,338	23,308
FARO Technologies, Inc. *	854	23,075
i2 Technologies, Inc. *	822	13,300
Igate Corp. *	1,179	9,974
InfoUSA, Inc.	1,699	14,662
Innerworkings, Inc. * (a)	1,206	19,115
Interactive Intelligence, Inc. *	677	17,656
iPass, Inc. * (a)	2,764	12,079
JDA Software Group, Inc. *	1,319	27,620
Lawson Software, Inc. *	6,294	61,178
Macrovision Corp. *	2,706	67,434
Magma Design Automation, Inc. *	2,102	28,083
Manhattan Associates, Inc. *	1,384	37,548
ManTech International Corp. *	991	38,342
MicroStrategy, Inc., Class A *	488	49,215
Monotype Imaging Holdings, Inc. *	603	9,642
MSC Software Corp. *	2,276	30,066
Nuance Communications, Inc. *	6,705	135,307
Omnicell, Inc. *	1,717	45,277
Omniture, Inc. * (a)	1,635	46,450
Packeteer, Inc. *	1,904	12,871
PDF Solutions, Inc. *	1,229	9,746
Pegasystems, Inc.	741	9,174
Progress Software Corp. *	2,091	66,138
PROS Holdings, Inc. *	427	7,344
QAD, Inc.	826	7,029
Quality Systems, Inc. (a)	872	25,802
Secure Computing Corp. *	2,409	21,850
Smith Micro Software, Inc. * (a)	1,538	12,319
Solera Holdings, Inc. *	1,357	31,225
SPSS, Inc. *	943	34,080
Sybase, Inc. *	4,629	118,688
Synchronoss Technologies, Inc. * (a)	937	30,846
Take-Two Interactive Software, Inc. * (a)	3,721	55,741

The accompanying notes are an integral part of the financial statements.
203

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Taleo Corp. *	849	$23,967
THQ, Inc. *	3,402	83,179
Tradestation Group, Inc. *	1,512	18,038
TriZetto Group, Inc. *	2,320	35,798
Ultimate Software Group, Inc. *	1,264	41,295
Unica Corp. *	554	4,986
Visual Sciences, Inc. *	1,045	16,532
Websense, Inc. *	2,308	37,713

		2,344,837
Steel - 0.23%
Claymont Steel, Inc. *	472	10,134
Northwest Pipe Company *	474	15,770
Olympic Steel, Inc.	463	12,103
Schnitzer Steel Industries, Inc.	1,112	69,411
Wheeling-Pittsburgh Corp. *	680	13,192
Worthington Industries, Inc. (a)	3,505	74,271

		194,881
Telecommunications Equipment &
Services - 2.07%
ADTRAN, Inc. (a)	2,993	64,918
Alaska Communications Systems Group, Inc.	2,192	32,880
Andrew Corp. *	7,914	116,019
Arris Group, Inc. *	5,564	58,033
Aruba Networks, Inc. *	442	6,162
Atheros Communications, Inc. *	2,815	83,014
C-COR, Inc. *	2,553	31,351
Comtech Telecommunications Corp. *	1,178	58,500
Consolidated Communications Holdings, Inc.	1,040	16,723
Fairpoint Communications, Inc.	1,811	27,020
FiberTower Corp. * (a)	5,423	12,364
Finisar Corp. * (a)	13,816	23,487
General Communication, Inc., Class A *	2,772	24,560
GeoEye, Inc. *	899	28,516
Global Crossing, Ltd. * (a)	1,246	22,839
Globalstar, Inc. * (a)	1,023	9,279
Golden Telecom, Inc. * (a)	798	80,965
Harmonic, Inc. *	4,058	42,081
Harris Stratex Networks, Inc., Class A *	1,311	22,575
Hughes Communications, Inc. *	331	17,593
iBasis, Inc.	1,723	9,115
ICO Global Communications Holdings, Ltd. *	5,296	20,866
Infinera Corp. *	844	18,408
InterDigital, Inc. *	2,404	43,272
Iowa Telecommunications Services, Inc.	1,612	27,469
J2 Global Communications, Inc. *	2,491	60,581
Loral Space & Communications, Inc. *	586	20,065
Mastec, Inc. *	2,186	22,100
MRV Communications, Inc. *	6,661	14,921
Network Equipment Technologies, Inc. *	1,373	17,080
Nextwave Wireless, Inc. * (a)	1,606	9,652
NTELOS Holdings Corp.	1,410	37,407

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telecommunications Equipment &
Services (continued)
Oplink Communications, Inc. *	1,156	$18,669
OpNext, Inc. *	989	8,011
Optium Corp. *	677	5,687
Orbcomm, Inc. * (a)	1,409	10,976
PAETEC Holding Corp. *	3,816	40,831
Plantronics, Inc.	2,441	65,541
Polycom, Inc. *	4,660	113,098
Powerwave Technologies, Inc. *	6,728	27,854
Premiere Global Services, Inc. *	3,148	43,379
RCN Corp. * (a)	1,607	23,334
SAVVIS, Inc. *	1,402	44,920
Shenandoah Telecommunications Company (a)	1,196	29,505
ShoreTel, Inc. *	493	7,651
Sonus Networks, Inc. *	13,620	89,620
Starent Networks Corp *	637	13,313
SureWest Communications	758	13,727
Symmetricom, Inc. *	2,541	10,952
Tekelec, Inc. *	3,142	38,647
UTStarcom, Inc. * (a)	5,575	16,168
Viasat, Inc. *	1,242	41,421
Vonage Holdings Corp. * (a)	3,505	7,396

		1,750,515
Telephone - 0.20%
Atlantic Tele-Network, Inc.	482	18,383
Cbeyond Communications, Inc. *	1,053	43,563
Centennial Communications Corp., Class A *	1,242	11,054
Cincinnati Bell, Inc. *	12,670	60,309
IDT Corp. (a)	2,600	21,086
North Pittsburgh Systems, Inc.	784	18,518

		172,913
Tires & Rubber - 0.09%
Cooper Tire & Rubber Company	3,132	48,170
Myers Indiana, Inc.	1,435	28,643

		76,813
Tobacco - 0.18%
Alliance One International, Inc. *	4,983	20,580
Schweitzer Mauduit International, Inc.	809	21,600
Universal Corp.	1,370	73,541
Vector Group, Ltd.	1,588	34,968

		150,689
Toys, Amusements & Sporting Goods - 0.15%
Jakks Pacific, Inc. *	1,438	36,295
Marvel Entertainment, Inc. *	2,759	76,424
Russ Berrie & Company, Inc. *	884	14,675

		127,394
Transportation - 0.76%
American Commercial Lines, Inc. * (a)	2,785	48,431
Arlington Tankers, Ltd. (a)	722	15,494
Atlas Air Worldwide Holdings, Inc. *	682	35,907

The accompanying notes are an integral part of the financial statements.
204

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation (continued)
Bristow Group, Inc. *	1,027	$56,485
Double Hull Tankers, Inc. (a)	1,112	14,745
Dynamex, Inc. *	573	15,740
Eagle Bulk Shipping, Inc. (a)	2,365	67,639
Genco Shipping & Trading, Ltd. (a)	898	56,844
General Maritime Corp.	1,446	38,608
Golar LNG, Ltd.	1,788	38,067
Horizon Lines, Inc. (a)	1,718	34,206
Knightsbridge Tankers, Ltd. (a)	892	22,487
Marten Transport, Ltd. *	843	9,239
Nordic American Tanker Shipping, Ltd. (a)	1,510	51,657
Pacer International, Inc.	1,799	24,754
PHI, Inc. *	700	22,323
Saia, Inc. *	784	10,223
Ship Finance International, Ltd. (a)	1,584	40,345
Star Maritime Acquisition Corp. *	979	14,509
TBS International Ltd *	247	10,784
Ultrapetrol Bahamas Ltd. *	789	13,705

		642,192
Travel Services - 0.02%
Ambassadors Group, Inc.	823	15,094
Trucking & Freight - 0.37%
Arkansas Best Corp.	1,163	26,516
Celadon Group, Inc. *	1,282	10,000
Forward Air Corp.	1,545	50,012
Heartland Express, Inc.	2,972	43,183
Hub Group, Inc., Class A *	1,985	51,769
Knight Transportation, Inc. (a)	2,916	44,323
Old Dominion Freight Lines, Inc. *	1,527	34,403
Wabash National Corp.	1,613	11,146
Werner Enterprises, Inc.	2,368	41,558

		312,910
Utility Service - 0.07%
Consolidated Water Co., Ltd. (a)	753	22,951
ENGlobal Corp. * (a)	874	9,448
SJW Corp. (a)	786	26,300

		58,699

TOTAL COMMON STOCKS (Cost $65,346,407)		$65,427,012

RIGHTS - 0.00%
Electronics - 0.00%
Medis Technologies, Ltd. (Expiration Date:
12/17/2007, Strike Price: USD 0.30) *	157	0

TOTAL RIGHTS (Cost $0)		$0

SHORT TERM INVESTMENTS - 38.56%
Federal Home Loan Bank Discount Notes
zero coupon due 12/03/2007	$16,975,000	$16,971,463
John Hancock Cash Investment Trust (c)	11,401,886	11,401,886
Societe Generale North America
zero coupon due 12/03/2007	3,000,000	2,999,242

Small Cap Index Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS (continued)
U.S. Treasury Bills
zero coupon due 01/17/2008 ****	$1,300,000	$1,291,317

TOTAL SHORT TERM INVESTMENTS
(Cost $32,663,908)		$32,663,908

Total Investments (Small Cap Index Fund)
(Cost $98,010,315) - 115.81%		$98,090,920
Liabilities in Excess of Other Assets - (15.81)%		(13,393,935)

TOTAL NET ASSETS - 100.00%		$84,696,985

Small Cap Opportunities Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 97.19%
Aluminum - 0.94%
Century Aluminum Company *	37,708	$2,162,177
Apparel & Textiles - 2.71%
Interface, Inc., Class A	145,100	2,530,544
Wolverine World Wide, Inc.	149,514	3,703,462

		6,234,006
Auto Parts - 0.86%
Noble International, Ltd.	120,702	1,969,857
Automobiles - 2.46%
Penske Auto Group, Inc.	148,214	2,964,280
Rush Enterprises, Inc., Class A *	29,442	464,006
Rush Enterprises, Inc., Class B *	141,247	2,237,352

		5,665,638
Banking - 5.92%
Bank of the Ozarks, Inc. (a)	60,845	1,769,981
Columbia Banking System, Inc.	41,600	1,281,696
First Midwest BanCorp, Inc., Illinois	44,500	1,455,150
Glacier Bancorp, Inc.	60,600	1,206,546
IBERIABANK Corp.	32,700	1,582,680
Mercantile Bank Corp.	7,240	124,021
Silver State Bancorp *	61,900	1,003,399
Sterling Financial Corp., Spokane	67,100	1,203,103
SVB Financial Group *	28,000	1,441,440
UCBH Holdings, Inc.	79,200	1,273,536
Virginia Commerce Bancorp, Inc. * (a)	102,300	1,281,819

		13,623,371
Biotechnology - 0.78%
Techne Corp. *	27,400	1,785,110
Building Materials & Construction - 0.93%
Builders FirstSource, Inc. * (a)	62,949	435,607
Drew Industries, Inc. *	62,644	1,711,434

		2,147,041
Business Services - 0.26%
Bright Horizons Family Solutions, Inc. *	15,700	593,303

The accompanying notes are an integral part of the financial statements.
205

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment - 3.17%
CACI International, Inc., Class A *	19,392	$880,203
Digi International, Inc. *	140,002	2,153,231
NETGEAR, Inc. *	125,948	4,268,377

		7,301,811
Construction & Mining Equipment - 0.47%
Pason Systems, Inc.	90,472	1,074,861
Crude Petroleum & Natural Gas - 1.04%
Carrizo Oil & Gas, Inc. *	49,300	2,388,585
Domestic Oil - 1.34%
Mariner Energy, Inc. *	73,600	1,595,648
Oil States International, Inc. *	46,976	1,489,609

		3,085,257
Drugs & Health Care - 1.92%
Qiagen NV * (a)	62,700	1,321,089
West Pharmaceutical Services, Inc.	82,200	3,088,254

		4,409,343
Electrical Equipment - 6.28%
AMETEK, Inc.	76,042	3,345,848
Anixter International, Inc. *	51,800	3,341,100
FLIR Systems, Inc. *	37,700	2,591,121
General Cable Corp. *	69,600	5,176,848

		14,454,917
Electrical Utilities - 1.13%
Allete, Inc.	26,741	1,095,311
ITC Holdings Corp.	29,600	1,510,784

		2,606,095
Electronics - 0.60%
TTM Technologies, Inc. *	113,832	1,376,229
Energy - 0.70%
New Jersey Resources Corp.	31,945	1,611,625
Financial Services - 3.72%
Affiliated Managers Group, Inc. * (a)	38,820	4,823,385
Delphi Financial Group, Inc.	47,100	1,810,524
FBR Capital Markets Corp. *	43,900	442,073
RAM Holdings, Ltd. *	39,200	227,360
World Acceptance Corp. *	39,600	1,250,172

		8,553,514
Food & Beverages - 1.15%
Flowers Foods, Inc.	114,250	2,654,028
Gas & Pipeline Utilities - 1.23%
South Jersey Industries, Inc.	76,700	2,830,230
Healthcare Products - 1.95%
Orthofix International NV *	28,334	1,654,989
Respironics, Inc. *	57,576	2,836,194

		4,491,183
Homebuilders - 0.52%
Ryland Group, Inc. (a)	51,812	1,191,676

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products - 1.53%
Tempur-Pedic International, Inc. (a)	118,248	$3,510,783
Industrial Machinery - 3.05%
Actuant Corp., Class A	137,114	4,342,400
Middleby Corp. *	35,312	2,679,828

		7,022,228
Insurance - 4.05%
Aspen Insurance Holdings, Ltd.	86,410	2,488,608
Max Re Capital, Ltd.	57,300	1,622,163
Meadowbrook Insurance Group, Inc. *	210,900	1,938,171
Tower Group, Inc.	58,600	1,899,812
Zenith National Insurance Corp.	32,500	1,365,975

		9,314,729
Internet Software - 0.96%
DealerTrack Holdings, Inc. *	26,100	1,110,294
Digital River, Inc. *	28,600	1,105,962

		2,216,256
Investment Companies - 2.19%
KKR Financial Holdings LLC	331,360	5,046,613
Leisure Time - 1.77%
Penn National Gaming, Inc. *	68,549	4,082,093
Manufacturing - 6.57%
Carlisle Companies, Inc.	113,410	4,514,852
Ceradyne, Inc. *	72,712	3,594,881
Koppers Holdings, Inc.	89,600	3,444,224
Spartan Motors, Inc. (a)	356,909	3,561,952

		15,115,909
Metal & Metal Products - 4.89%
A. M. Castle & Company	66,800	1,676,680
Haynes International, Inc. *	22,000	1,859,220
Horsehead Holding Corp. *	122,700	2,040,501
Quanex Corp.	48,450	2,424,438
RBC Bearings, Inc. *	52,200	1,919,916
Reliance Steel & Aluminum Company	25,784	1,330,197

		11,250,952
Mining - 0.70%
AMCOL International Corp.	42,510	1,614,530
Petroleum Services - 0.94%
Core Laboratories N.V. *	18,466	2,165,139
Real Estate - 14.54%
Anthracite Capital, Inc., REIT	119,256	911,116
Ashford Hospitality Trust, Inc., REIT	376,589	2,914,799
BioMed Realty Trust, Inc., REIT	44,300	1,000,294
Capstead Mortage Corp., REIT	162,700	1,984,940
Corporate Office Properties Trust, REIT	115,847	4,184,393
DuPont Fabros Technology, Inc. *	121,200	2,272,500
Equity One, Inc., REIT	99,973	2,366,361
FBR Capital Markets Corp., REIT *	89,200	898,244
Gramercy Captial Corp., REIT (a)	172,504	4,102,145
Jer Investors Trust, Inc., REIT (a)	241,448	2,361,361

The accompanying notes are an integral part of the financial statements.
206

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Real Estate (continued)
LaSalle Hotel Properties, REIT	82,280	$3,060,816
Newcastle Investment Corp., REIT (a)	233,865	3,042,584
NorthStar Realty Finance Corp., REIT (a)	175,000	1,604,750
RAIT Investment Trust, REIT (a)	316,826	2,740,545

		33,444,848
Retail Grocery - 1.49%
Ruddick Corp.	45,971	1,645,302
United Natural Foods, Inc. *	60,645	1,776,292

		3,421,594
Retail Trade - 4.03%
Cabela's, Inc. * (a)	125,540	2,076,432
Cash America International, Inc.	43,700	1,572,326
First Cash Financial Services, Inc. *	170,072	2,891,224
Hibbett Sports, Inc. *	50,100	1,073,142
Sonic Automotive, Inc.	71,200	1,645,432

		9,258,556
Semiconductors - 3.34%
Diodes, Inc. *	211,994	6,236,863
Silicon Motion Technology Corp., ADR * (a)	76,300	1,441,307

		7,678,170
Telecommunications Equipment &
Services - 2.26%
Comtech Telecommunications Corp. *	42,200	2,095,652
DataPath, Inc. *	104,700	366,450
J2 Global Communications, Inc. *	112,500	2,736,000

		5,198,102
Transportation - 0.71%
Kirby Corp. *	33,900	1,629,573
Trucking & Freight - 4.09%
Landstar Systems, Inc.	70,768	2,815,151
Old Dominion Freight Lines, Inc. *	83,000	1,869,990
Oshkosh Truck Corp.	98,334	4,728,882

		9,414,023

TOTAL COMMON STOCKS (Cost $209,909,213)		$223,593,955

SHORT TERM INVESTMENTS - 13.14%
John Hancock Cash Investment Trust (c)	$30,221,677	$30,221,677

TOTAL SHORT TERM INVESTMENTS
(Cost $30,221,677)		$30,221,677

Small Cap Opportunities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 2.66%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$6,121,964 on 12/03/2007,
collateralized by $5,910,000
Federal Home Loan Mortgage
Corp., 5.00% due 01/30/2014
(valued at $6,242,438, including
interest)	$6,120,000	$6,120,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,120,000)		$6,120,000

Total Investments (Small Cap Opportunities Fund)
(Cost $246,250,890) - 112.99%		$259,935,632
Liabilities in Excess of Other Assets - (12.99)%		(29,874,780)

TOTAL NET ASSETS - 100.00%		$230,060,852

Small Company Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.46%
Aerospace - 0.89%
Curtiss-Wright Corp.	15,665	$844,970
Teledyne Technologies, Inc. *	715	38,767

		883,737
Agriculture - 0.29%
Fresh Del Monte Produce, Inc. *	9,241	285,732
Air Travel - 0.33%
SkyWest, Inc.	12,368	325,402
Aluminum - 0.05%
Superior Essex, Inc. *	2,206	53,518
Apparel & Textiles - 2.78%
Deckers Outdoor Corp. *	4,774	688,267
Jos. A. Bank Clothiers, Inc. * (a)	8,848	229,075
Perry Ellis International, Inc. *	16,641	268,253
Phillips-Van Heusen Corp.	1,331	56,461
The Gymboree Corp. *	29,595	987,289
The Warnaco Group, Inc. *	14,742	543,980

		2,773,325
Auto Parts - 0.47%
Accuride Corp. *	28,322	214,964
Aftermarket Technology Corp. *	9,159	255,719

		470,683
Banking - 4.73%
BancFirst Corp.	4,525	211,589
Bank of Hawaii Corp.	24,530	1,277,277
Charter Financial Corp.	897	34,310
City National Corp.	11,600	747,272
Commerce Bancshares, Inc.	9,400	426,084
East West Bancorp, Inc.	13,951	375,979

The accompanying notes are an integral part of the financial statements.
207

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
Financial Institutions, Inc.	3,348	$60,364
First Citizens Bancshares, Inc.	1,188	186,148
First Regional Bancorp *	3,523	77,647
Pacific Capital Bancorp	10,524	216,268
Preferred Bank, Los Angeles, CA	2,771	74,069
Prosperity Bancshares, Inc.	7,403	237,932
SVB Financial Group *	12,295	632,947
Temecula Valley Bancorp, Inc.	2,388	26,746
Trustmark Corp.	1,296	32,996
Vineyard National Bancorp Company (a)	8,967	96,844

		4,714,472
Biotechnology - 1.68%
Bio-Rad Laboratories, Inc., Class A *	4,019	405,557
Invitrogen Corp. *	13,099	1,270,734

		1,676,291
Broadcasting - 0.43%
Sinclair Broadcast Group, Inc., Class A	38,904	402,656
Westwood One, Inc.	11,095	21,192

		423,848
Building Materials & Construction - 4.21%
Apogee Enterprises, Inc.	6,868	152,607
Chicago Bridge & Iron Company N.V.	19,562	1,039,720
Drew Industries, Inc. *	15,584	425,755
EMCOR Group, Inc. *	50,513	1,345,666
Lennox International, Inc.	12,195	412,679
Perini Corp. *	15,444	821,467

		4,197,894
Business Services - 5.14%
Acxiom Corp.	37,738	464,932
CGI Group, Inc., Class A *	3,750	42,675
COMSYS IT Partners, Inc. *	12,258	163,644
Deluxe Corp.	31,991	1,010,596
FactSet Research Systems, Inc.	453	28,394
First Consulting Group, Inc. *	1,922	24,602
Heidrick & Struggles International, Inc.	11,055	400,965
Hewitt Associates, Inc., Class A *	5,293	198,487
Michael Baker Corp. *	3,261	113,907
PC Mall, Inc. *	17,567	190,953
Pre-Paid Legal Services, Inc. *	9,955	497,849
PRG-Schultz International, Inc. *	2,480	23,188
Sotheby's	19,779	740,724
Standard Parking Corp. *	3,426	158,864
Waste Industries USA	1,298	43,872
Watson Wyatt Worldwide, Inc., Class A	22,155	1,020,238

		5,123,890
Cable & Television - 0.02%
Corus Entertainment, Inc. *	431	21,188
Cellular Communications - 0.32%
Syniverse Holdings, Inc. *	20,720	323,646

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Chemicals - 3.17%
Celanese Corp., Series A	32,866	$1,304,123
CF Industries Holdings, Inc.	4,522	411,411
Methanex Corp.	10,799	321,378
Terra Industries, Inc. *	29,706	1,122,293

		3,159,205
Coal - 0.55%
Massey Energy Company	16,195	549,820
Commercial Services - 0.52%
Shaw Group, Inc. *	8,193	519,600
Computers & Business Equipment - 2.72%
Blue Coat Systems, Inc. *	13,959	505,455
Immersion Corp. *	65,440	859,227
MICROS Systems, Inc. *	6,743	486,440
Quantum Corp. *	33,524	106,271
Sigma Designs, Inc. *	3,357	218,272
Tech Data Corp. *	3,845	144,611
Western Digital Corp. *	14,150	390,965

		2,711,241
Containers & Glass - 0.83%
Pactiv Corp. *	32,754	831,952
Cosmetics & Toiletries - 0.06%
Helen of Troy, Ltd. *	3,203	58,070
Crude Petroleum & Natural Gas - 0.73%
Bois d'Arc Energy, Inc. *	3,554	69,659
W&T Offshore, Inc.	24,998	659,947

		729,606
Domestic Oil - 2.07%
Frontier Oil Corp.	2,390	105,638
Helix Energy Solutions Group, Inc. *	18,089	734,232
Holly Corp.	11,484	556,400
Stone Energy Corp. *	14,700	664,440

		2,060,710
Drugs & Health Care - 0.75%
Molina Healthcare, Inc. *	14,433	541,093
Nutraceutical International Corp. *	2,186	24,112
XenoPort, Inc. *	3,458	181,856

		747,061
Electrical Equipment - 3.13%
FLIR Systems, Inc. *	4,770	327,842
GrafTech International, Ltd. *	76,992	1,237,261
Greatbatch, Inc. *	6,567	135,149
Methode Electronics, Inc.	36,225	436,511
Varian, Inc. *	14,092	987,145

		3,123,908
Electrical Utilities - 2.21%
Allete, Inc.	1,881	77,046
El Paso Electric Company *	56,579	1,454,646
Unisource Energy Corp.	21,801	674,305

		2,205,997

The accompanying notes are an integral part of the financial statements.
208

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronics - 5.86%
Analogic Corp.	6,783	$365,061
Axsys Technologies, Inc. *	935	39,551
Belden, Inc.	21,301	980,911
Checkpoint Systems, Inc. *	17,662	419,649
Cubic Corp.	15,273	602,978
Dolby Laboratories, Inc., Class A *	12,872	646,689
Itron, Inc. *	5,921	459,174
LoJack Corp. *	9,912	173,559
Stoneridge, Inc. *	3,766	31,333
Synopsys, Inc. *	11,325	278,708
Teleflex, Inc.	16,870	1,017,767
Trimble Navigation, Ltd. *	22,399	830,331

		5,845,711
Energy - 1.27%
Energen Corp.	19,862	1,266,004
Financial Services - 1.68%
Calamos Asset Management, Inc.	9,659	286,003
City Holding Company	4,899	176,266
Investment Technology Group, Inc. *	7,272	332,185
Ocwen Financial Corp. *	35,389	198,178
SWS Group, Inc.	50,546	685,404

		1,678,036
Food & Beverages - 1.82%
Cal-Maine Foods, Inc. (a)	4,273	105,244
Coca-Cola Bottling Company	513	29,108
Corn Products International, Inc.	13,528	532,056
Imperial Sugar Company (a)	9,613	219,369
J.M. Smucker Company	3,287	161,490
PepsiAmericas, Inc.	2,200	74,470
Ralcorp Holdings, Inc. *	4,977	305,538
Spartan Stores, Inc.	17,237	387,832

		1,815,107
Gas & Pipeline Utilities - 1.00%
AGL Resources, Inc.	3,735	138,494
Northwest Natural Gas Company	15,744	755,239
UGI Corp.	4,020	106,289

		1,000,022
Healthcare Products - 3.24%
ArthroCare Corp. *	792	42,871
CONMED Corp. *	19,250	478,940
IDEXX Laboratories, Inc. *	11,418	690,789
Kinetic Concepts, Inc. *	19,961	1,170,513
Respironics, Inc. *	13,924	685,896
Synovis Life Technologies, Inc. *	8,774	165,039

		3,234,048
Healthcare Services - 2.93%
Air Methods Corp. *	4,404	231,871
American Dental Partners, Inc. *	10,844	216,121
AMERIGROUP Corp. *	12,058	414,433
Apria Healthcare Group, Inc. *	46,472	1,007,048

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Services (continued)
Healthspring, Inc. *	7,545	$142,601
Pediatrix Medical Group, Inc. *	8,756	566,163
WellCare Health Plans, Inc. *	8,780	341,630

		2,919,867
Hotels & Restaurants - 1.41%
AFC Enterprises, Inc. *	24,707	269,554
Chipotle Mexican Grill, Inc., Class A * (a)	6,282	836,448
Choice Hotels International, Inc.	5,408	187,387
Interstate Hotels & Resorts, Inc. *	23,025	107,527

		1,400,916
Household Products - 0.83%
Tempur-Pedic International, Inc. (a)	1,453	43,140
Tupperware Brands Corp.	22,537	786,090

		829,230
Industrial Machinery - 1.30%
EnPro Industries, Inc. *	14,548	445,169
Intevac, Inc. *	15,449	242,549
Robbins & Myers, Inc.	8,849	606,157

		1,293,875
Insurance - 3.90%
Allied World Assurance Holdings, Ltd.	6,922	320,350
American Financial Group, Inc.	14,673	428,745
American Safety Insurance Holdings, Ltd. *	3,041	55,894
Aspen Insurance Holdings, Ltd.	40,826	1,175,789
Endurance Specialty Holdings, Ltd.	28,153	1,137,100
Reinsurance Group of America, Inc.	14,303	773,935

		3,891,813
Internet Retail - 1.15%
Blue Nile, Inc. * (a)	1,608	118,686
Priceline.com, Inc. *	9,031	1,027,728

		1,146,414
Internet Software - 0.39%
Chordiant Software, Inc. *	38,330	384,450
Leisure Time - 1.71%
Bally Technologies, Inc. *	3,921	163,506
DreamWorks Animation SKG, Inc., Class A *	21,440	563,872
Polaris Industries, Inc. (a)	21,525	980,679

		1,708,057
Manufacturing - 2.56%
AptarGroup, Inc.	9,549	403,063
Goodman Global, Inc. *	12,343	291,912
Koppers Holdings, Inc.	6,419	246,746
Mettler-Toledo International, Inc. *	10,890	1,267,161
Sturm Ruger & Company, Inc. *	36,588	338,439

		2,547,321
Medical-Hospitals - 0.43%
Centene Corp. *	17,266	431,650
Metal & Metal Products - 0.18%
Crown Holdings, Inc. *	5,545	142,285

The accompanying notes are an integral part of the financial statements.
209

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Metal & Metal Products (continued)
Mueller Industries, Inc.	1,388	$41,959

		184,244
Mining - 0.53%
AMCOL International Corp.	4,420	167,872
Hecla Mining Company *	30,706	360,181

		528,053
Office Furnishings & Supplies - 0.43%
Knoll, Inc.	24,767	432,927
Paper - 1.59%
Buckeye Technologies, Inc. *	48,705	695,507
Rock-Tenn Company, Class A	33,678	888,426

		1,583,933
Petroleum Services - 3.35%
Dril-Quip, Inc. *	5,112	288,419
GulfMark Offshore, Inc. *	8,228	365,652
Oceaneering International, Inc. *	10,826	690,807
Tesoro Corp.	18,143	892,273
Trico Marine Services, Inc. *	31,080	1,099,300

		3,336,451
Pharmaceuticals - 2.85%
Cubist Pharmaceuticals, Inc. *	14,585	309,785
King Pharmaceuticals, Inc. *	39,172	414,832
OSI Pharmaceuticals, Inc. *	26,940	1,256,212
Watson Pharmaceuticals, Inc. *	29,300	858,783

		2,839,612
Photography - 0.29%
CPI Corp.	10,301	285,956
Plastics - 0.06%
AEP Industries, Inc. *	1,611	55,112
Publishing - 0.32%
American Greetings Corp., Class A	13,595	316,220
Railroads & Equipment - 0.51%
Kansas City Southern *	14,755	508,015
Real Estate - 3.67%
Agree Realty Corp., REIT	593	17,820
Avatar Holdings, Inc. * (a)	3,657	159,299
Capital Trust, Inc., Class A, REIT (a)	5,453	167,734
Equity Lifestyle Properties, Inc., REIT	21,130	980,221
Gramercy Captial Corp., REIT (a)	40,230	956,669
Jones Lang LaSalle, Inc.	2,379	200,002
Taubman Centers, Inc., REIT	21,988	1,177,018

		3,658,763
Retail Trade - 3.88%
Big Lots, Inc. *	39,697	741,143
Dollar Tree Stores, Inc. *	13,579	389,174
Fossil, Inc. *	19,863	860,862
FTD Group, Inc.	6,132	82,169
Jo-Ann Stores, Inc. *	1,937	31,883
NBTY, Inc. *	12,477	372,688

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
Systemax, Inc. * (a)	18,828	$371,853
The Dress Barn, Inc. *	47,539	672,202
The Men's Wearhouse, Inc.	9,971	344,199

		3,866,173
Sanitary Services - 0.61%
Darling International, Inc. *	59,001	604,760
Semiconductors - 2.68%
Advanced Analogic Technologies, Inc. *	10,552	113,645
Amkor Technology, Inc. *	6,031	49,695
ASM International N.V. (a)	11,036	257,691
Asyst Technologies, Inc. *	1,862	6,405
Cabot Microelectronics Corp. *	3,641	136,173
Emulex Corp. *	34,933	585,128
ON Semiconductor Corp. *	96,327	885,245
Varian Semiconductor Equipment
Associates, Inc. *	15,466	641,994

		2,675,976
Software - 3.47%
ANSYS, Inc. *	14,152	549,947
JDA Software Group, Inc. *	4,180	87,529
Magma Design Automation, Inc. *	9,595	128,189
ManTech International Corp. *	1,816	70,261
Omnicell, Inc. *	11,763	310,190
Open Text Corp. * (a)	7,876	258,963
SPSS, Inc. *	22,760	822,547
Sybase, Inc. *	48,089	1,233,002

		3,460,628
Steel - 0.58%
AK Steel Holding Corp. *	12,871	573,660
Telecommunications Equipment &
Services - 2.09%
CommScope, Inc. *	24,976	1,011,528
Comtech Telecommunications Corp. *	12,562	623,829
GeoEye, Inc. *	2,465	78,190
Premiere Global Services, Inc. *	27,209	374,940

		2,088,487
Telephone - 0.41%
CenturyTel, Inc.	5,242	223,466
Cincinnati Bell, Inc. *	38,851	184,931

		408,397
Tires & Rubber - 0.15%
Cooper Tire & Rubber Company	9,885	152,031
Toys, Amusements & Sporting Goods - 0.20%
Jakks Pacific, Inc. *	7,807	197,049
Transportation - 0.74%
Bristow Group, Inc. *	4,334	238,370
Kirby Corp. *	10,359	497,957

		736,327
Trucking & Freight - 1.31%
Arkansas Best Corp.	4,981	113,567

The accompanying notes are an integral part of the financial statements.
210

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight (continued)
Forward Air Corp.	5,710	$184,833
Heartland Express, Inc.	10,689	155,311
Hub Group, Inc., Class A *	5,702	148,708
Knight Transportation, Inc. (a)	10,851	164,935
Landstar Systems, Inc.	10,560	420,077
Old Dominion Freight Lines, Inc. *	5,263	118,575

		1,306,006

TOTAL COMMON STOCKS (Cost $98,239,184)		$99,162,097

SHORT TERM INVESTMENTS - 4.81%
John Hancock Cash Investment Trust (c)	$4,798,948	$4,798,948

TOTAL SHORT TERM INVESTMENTS
(Cost $4,798,948)		$4,798,948

REPURCHASE AGREEMENTS - 0.39%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$390,125 on 12/03/2007,
collateralized by $370,000 Federal
Home Loan Mortgage Corp.,
5.50% due 07/18/2016 (valued at
$402,375, including interest)	$390,000	$390,000

TOTAL REPURCHASE AGREEMENTS
(Cost $390,000)		$390,000

Total Investments (Small Company Fund)
(Cost $103,428,132) - 104.66%		$104,351,045
Liabilities in Excess of Other Assets - (4.66)%		(4,646,936)

TOTAL NET ASSETS - 100.00%		$99,704,109

Small Company Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.87%
Advertising - 1.44%
inVentiv Health, Inc. *	48,028	$1,401,457
ValueClick, Inc. *	75,299	1,780,068

		3,181,525
Aerospace - 1.06%
TransDigm Group, Inc. *	49,117	2,341,898
Apparel & Textiles - 1.45%
Interface, Inc., Class A	86,818	1,514,106
The Warnaco Group, Inc. *	45,733	1,687,548

		3,201,654
Auto Parts - 0.87%
Tenneco, Inc. *	64,983	1,922,847
Banking - 2.52%
East West Bancorp, Inc.	19,443	523,989
Greenhill & Company, Inc. (a)	26,824	1,939,107

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Banking (continued)
SVB Financial Group *	40,588	$2,089,470
Texas Capital Bancshares, Inc. *	48,911	1,031,044

		5,583,610
Biotechnology - 2.07%
Human Genome Sciences, Inc. *	89,308	929,696
MGI Pharma, Inc. *	43,055	1,490,134
Myriad Genetics, Inc. *	45,007	2,169,337

		4,589,167
Building Materials & Construction - 1.48%
Eagle Materials, Inc. (a)	44,780	1,745,972
Texas Industries, Inc.	22,031	1,528,511

		3,274,483
Business Services - 5.94%
CoStar Group, Inc. *	36,394	1,753,827
Euronet Worldwide, Inc. *	64,368	2,108,696
Global Payments, Inc.	26,597	1,149,522
Informatica Corp. *	159,847	2,741,376
Jackson Hewitt Tax Service, Inc.	15,999	515,968
Korn/Ferry International *	87,320	1,504,523
Syntel, Inc.	40,722	1,467,214
Tetra Tech, Inc. *	92,052	1,907,317

		13,148,443
Chemicals - 0.05%
Zep, Inc. *	8,558	112,366
Commercial Services - 1.25%
Chemed Corp.	32,826	1,777,528
Live Nation, Inc. *	73,989	992,932

		2,770,460
Computers & Business Equipment - 2.70%
Cogent, Inc. *	116,272	1,290,619
MICROS Systems, Inc. *	41,029	2,959,832
Tech Data Corp. *	46,076	1,732,919

		5,983,370
Construction & Mining Equipment - 1.36%
Bucyrus International, Inc., Class A	34,229	3,002,226
Containers & Glass - 0.76%
Greif, Inc., Class A	28,380	1,676,407
Crude Petroleum & Natural Gas - 4.29%
Arena Resources, Inc. *	50,541	1,899,836
Bill Barrett Corp. *	47,830	1,846,238
Carrizo Oil & Gas, Inc. *	42,114	2,040,424
Unit Corp. *	41,899	1,873,723
Whiting Petroleum Corp. *	34,929	1,841,457

		9,501,678
Drugs & Health Care - 2.40%
BioMarin Pharmaceutical, Inc. *	71,231	1,958,853
Mentor Corp.	37,412	1,406,317
Parexel International Corp. *	43,885	1,941,911

		5,307,081

The accompanying notes are an integral part of the financial statements.
211

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Educational Services - 2.05%
DeVry, Inc.	49,182	$2,704,026
Strayer Education, Inc.	10,140	1,833,921

		4,537,947
Electrical Equipment - 3.16%
General Cable Corp. *	38,832	2,888,324
Varian, Inc. *	41,378	2,898,529
Wesco International, Inc. *	30,161	1,220,917

		7,007,770
Electrical Utilities - 1.41%
ITC Holdings Corp.	29,752	1,518,542
Pike Electric Corp. *	100,783	1,602,450

		3,120,992
Electronics - 2.26%
SiRF Technology Holdings, Inc. *	51,126	1,231,625
Thomas & Betts Corp. *	29,790	1,619,384
Trimble Navigation, Ltd. *	58,292	2,160,885

		5,011,894
Financial Services - 1.83%
Affiliated Managers Group, Inc. *	19,480	2,420,390
National Financial Partners Corp.	35,834	1,626,864

		4,047,254
Food & Beverages - 1.65%
Performance Food Group Company *	57,359	1,588,271
Ralcorp Holdings, Inc. *	33,746	2,071,667

		3,659,938
Healthcare Products - 3.31%
Gen-Probe, Inc. *	26,776	1,791,047
Nuvasive, Inc. *	57,741	2,458,034
The Medicines Company *	69,059	1,220,963
Wright Medical Group, Inc. *	69,008	1,861,836

		7,331,880
Healthcare Services - 2.34%
athenahealth, Inc. * (a)	5,372	229,169
Magellan Health Services, Inc. *	38,572	1,753,097
Pediatrix Medical Group, Inc. *	29,333	1,896,672
The Advisory Board Company *	19,982	1,299,030

		5,177,968
Hotels & Restaurants - 1.77%
Choice Hotels International, Inc.	40,940	1,418,571
Jack in the Box, Inc. *	43,158	1,292,582
P.F. Chang's China Bistro, Inc. * (a)	47,488	1,215,218

		3,926,371
Household Products - 1.74%
Church & Dwight, Inc.	51,421	2,885,747
Tempur-Pedic International, Inc. (a)	32,228	956,849

		3,842,596
Industrial Machinery - 1.43%
FMC Technologies, Inc. *	29,770	1,654,617

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Industrial Machinery (continued)
Regal-Beloit Corp.	32,141	$1,513,198

		3,167,815
Insurance - 1.65%
HCC Insurance Holdings, Inc.	48,775	1,499,344
ProAssurance Corp. *	31,192	1,710,569
Security Capital Assurance, Ltd. (a)	63,311	448,242

		3,658,155
Internet Retail - 0.64%
Shutterfly, Inc. *	49,605	1,413,246
Internet Software - 1.58%
DealerTrack Holdings, Inc. *	45,552	1,937,782
F5 Networks, Inc. *	59,495	1,571,858

		3,509,640
Leisure Time - 0.57%
National Cinemedia, Inc.	45,875	1,269,820
Manufacturing - 1.73%
Acuity Brands, Inc.	17,973	709,754
Ceradyne, Inc. *	31,611	1,562,848
Coherent, Inc. *	54,542	1,569,173

		3,841,775
Medical-Hospitals - 2.04%
Cepheid, Inc. *	43,974	951,158
LifePoint Hospitals, Inc. *	48,398	1,531,313
VCA Antech, Inc. *	49,410	2,027,292

		4,509,763
Metal & Metal Products - 1.06%
Dynamic Materials Corp.	36,838	2,338,108
Petroleum Services - 2.65%
Core Laboratories N.V. *	16,310	1,912,347
Dril-Quip, Inc. *	38,685	2,182,608
ION Geophysical Corp. *	114,904	1,772,969

		5,867,924
Pharmaceuticals - 3.16%
AMAG Pharmaceuticals, Inc. *	19,234	1,108,455
Medicis Pharmaceutical Corp., Class A	46,532	1,251,711
Sciele Pharma, Inc. *	71,244	1,590,166
United Therapeutics Corp. *	30,524	3,054,842

		7,005,174
Pollution Control - 0.62%
EnergySolutions, Inc. *	11,327	269,809
Fuel Tech, Inc. * (a)	45,321	1,106,286

		1,376,095
Railroads & Equipment - 0.68%
Wabtec Corp.	44,396	1,506,800
Real Estate - 0.70%
BioMed Realty Trust, Inc., REIT	68,479	1,546,256
Retail Trade - 2.78%
Dick's Sporting Goods, Inc. *	35,658	1,114,669

The accompanying notes are an integral part of the financial statements.
212

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
DSW, Inc., Class A * (a)	49,196	$1,106,418
Hot Topic, Inc. *	150,362	948,784
Longs Drug Stores Corp.	36,974	1,956,664
Zumiez, Inc. *	36,990	1,028,322

		6,154,857
Semiconductors - 7.66%
Cirrus Logic, Inc. *	228,395	1,301,851
Diodes, Inc. *	60,119	1,768,701
Emulex Corp. *	106,194	1,778,750
FormFactor, Inc. *	38,622	1,465,319
Microsemi Corp. *	88,532	2,025,612
Power Integrations, Inc. *	72,659	2,185,583
Silicon Laboratories, Inc. *	49,838	1,850,983
Tessera Technologies, Inc. *	53,723	2,074,782
Varian Semiconductor Equipment
Associates, Inc. *	60,782	2,523,061

		16,974,642
Software - 7.97%
Ansoft Corp. *	51,245	1,486,617
ANSYS, Inc. *	76,680	2,979,785
Blackboard, Inc. *	64,573	2,518,347
Eclipsys Corp. *	84,489	1,960,145
JDA Software Group, Inc. *	80,424	1,684,079
Lawson Software, Inc. *	227,067	2,207,091
Manhattan Associates, Inc. *	60,384	1,638,218
Omniture, Inc. *	26,285	746,757
Orbotech, Ltd. *	45,424	698,167
THQ, Inc. *	71,230	1,741,573

		17,660,779
Steel - 1.40%
Carpenter Technology Corp.	41,116	3,102,202
Telecommunications Equipment &
Services - 4.18%
C-COR, Inc. *	111,066	1,363,890
NeuStar, Inc., Class A *	55,802	1,772,830
NICE Systems, Ltd., ADR *	58,775	1,914,889
Polycom, Inc. *	65,618	1,592,549
SBA Communications Corp. *	51,159	1,915,393
Virgin Mobile USA, Inc. * (a)	96,532	702,753

		9,262,304
Toys, Amusements & Sporting Goods - 0.79%
Marvel Entertainment, Inc. *	63,508	1,759,172
Transportation - 0.48%
American Commercial Lines, Inc. *	60,878	1,058,668
Trucking & Freight - 1.94%
Forward Air Corp.	53,144	1,720,271
Hub Group, Inc., Class A *	50,589	1,319,361
Knight Transportation, Inc. (a)	82,299	1,250,945

		4,290,577

TOTAL COMMON STOCKS (Cost $199,515,731)		$214,535,597

Small Company Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 4.44%
John Hancock Cash Investment Trust (c)	$9,822,344	$9,822,344

TOTAL SHORT TERM INVESTMENTS
(Cost $9,822,344)		$9,822,344

REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
4.23% to be repurchased at
$6,876,423 on 12/03/2007,
collateralized by $6,920,000
Federal Home Loan Mortgage
Corp., 4.125% due 10/18/2010
(valued at $7,015,150, including
interest)	$6,874,000	$6,874,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,874,000)		$6,874,000

Total Investments (Small Company Growth Fund)
(Cost $216,212,075) - 104.41%		$231,231,941
Liabilities in Excess of Other Assets - (4.41)%		(9,771,248)

TOTAL NET ASSETS - 100.00%		$221,460,693

Small Company Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 95.79%
Aerospace - 2.05%
EDO Corp.	33,300	$1,858,806
Kratos Defense & Security Solutions Inc *	324,400	726,656
Woodward Governor Company	104,400	7,155,576

		9,741,038
Air Travel - 0.86%
Airtran Holdings, Inc. *	243,000	2,063,070
Alaska Air Group, Inc. *	80,100	2,028,933

		4,092,003
Apparel & Textiles - 1.02%
Culp, Inc. *	89,400	743,808
G & K Services, Class A	100,700	4,095,469

		4,839,277
Auto Parts - 0.16%
Accuride Corp. *	96,900	735,471
Auto Services - 0.80%
Dollar Thrifty Automotive Group, Inc. *	145,600	3,776,864
Banking - 4.93%
Boston Private Financial Holdings, Inc.	100,800	2,776,032
East West Bancorp, Inc.	213,700	5,759,215
Glacier Bancorp, Inc.	138,100	2,749,571
Home Bancshares, Inc. (a)	92,800	1,858,784
SVB Financial Group *	137,000	7,052,760
Wintrust Financial Corp.	90,500	3,196,460

		23,392,822

The accompanying notes are an integral part of the financial statements.
213

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Biotechnology - 1.40%
Exelixis, Inc. *	174,300	$1,521,639
Myriad Genetics, Inc. *	105,800	5,099,560

		6,621,199
Broadcasting - 0.24%
Saga Communications, Inc., Class A *	170,100	1,161,783
Building Materials & Construction - 0.85%
Beacon Roofing Supply, Inc. *	226,600	2,086,986
Drew Industries, Inc. *	71,100	1,942,452

		4,029,438
Business Services - 6.30%
Compass Diversified Trust	125,100	1,862,739
Electro Rent Corp.	196,700	2,690,856
FTI Consulting, Inc. *	140,500	8,008,500
McGrath Rentcorp	183,700	4,884,583
MPS Group, Inc. *	382,700	4,247,970
Navigant Consulting Company *	203,900	2,646,622
StarTek, Inc. *	176,800	1,727,336
Wind River Systems, Inc. *	372,300	3,801,183

		29,869,789
Chemicals - 3.67%
Airgas, Inc.	134,100	6,635,268
American Vanguard Corp. (a)	156,500	2,558,775
Arch Chemicals, Inc.	120,800	4,970,920
Innospec, Inc.	184,900	3,246,844

		17,411,807
Commercial Services - 0.78%
Live Nation, Inc. *	59,400	797,148
Pool Corp. (a)	135,400	2,886,728

		3,683,876
Computers & Business Equipment - 1.29%
Ixia *	248,100	2,562,873
Palm, Inc. * (a)	229,700	1,601,009
Xyratex, Ltd. *	131,400	1,936,836

		6,100,718
Construction & Mining Equipment - 0.46%
Carbo Ceramics, Inc. (a)	55,100	2,187,470
Construction Materials - 1.86%
Ameron International Corp.	55,900	5,913,102
Universal Forest Products, Inc.	83,600	2,391,796
Vulcan Materials Company	5,968	529,919

		8,834,817
Crude Petroleum & Natural Gas - 4.24%
Forest Oil Corp. *	118,400	5,574,272
Penn Virginia Corp.	215,500	8,969,110
Whiting Petroleum Corp. *	105,800	5,577,776

		20,121,158
Domestic Oil - 0.63%
Mariner Energy, Inc. *	106,200	2,302,416

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Domestic Oil (continued)
Union Drilling, Inc. *	53,100	$674,370

		2,976,786
Drugs & Health Care - 1.32%
Landauer, Inc.	45,900	2,304,639
West Pharmaceutical Services, Inc.	105,900	3,978,663

		6,283,302
Electrical Equipment - 2.38%
C & D Technologies, Inc. * (a)	136,000	719,440
Genlyte Group, Inc. *	72,600	6,842,550
Littelfuse, Inc. *	94,900	3,164,915
Methode Electronics, Inc.	46,900	565,145

		11,292,050
Electrical Utilities - 2.93%
Black Hills Corp.	107,900	4,495,114
Cleco Corp.	152,700	4,266,438
El Paso Electric Company *	148,100	3,807,651
Empire District Electric Company	56,800	1,308,672

		13,877,875
Electronics - 2.44%
Analogic Corp.	34,500	1,856,790
Belden, Inc.	132,200	6,087,810
Franklin Electric, Inc. (a)	50,000	1,948,000
Newport Corp. *	125,600	1,665,456

		11,558,056
Energy - 0.09%
GeoMet, Inc. *	88,200	428,652
Financial Services - 0.49%
JMP Group Inc	90,600	722,988
Piper Jaffray Companies, Inc. *	34,300	1,588,776

		2,311,764
Food & Beverages - 0.23%
Winn-Dixie Stores, Inc. *	58,500	1,106,235
Forest Products - 0.78%
Deltic Timber Corp.	77,200	3,717,180
Furniture & Fixtures - 0.29%
Stanley Furniture Company, Inc. (a)	122,400	1,373,328
Gas & Pipeline Utilities - 1.07%
Southwest Gas Corp.	101,900	2,946,948
Vectren Corp.	72,000	2,113,920

		5,060,868
Healthcare Products - 1.89%
AngioDynamics, Inc. *	95,800	1,859,478
Owens & Minor, Inc.	180,600	7,092,162

		8,951,640
Healthcare Services - 0.60%
National Healthcare Corp.	58,000	2,847,800
Homebuilders - 0.64%
M/I Homes, Inc.	98,200	984,946

The accompanying notes are an integral part of the financial statements.
214

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Homebuilders (continued)
Meritage Homes Corp. * (a)	149,600	$2,045,032

		3,029,978
Hotels & Restaurants - 0.56%
Ruby Tuesday, Inc.	86,400	1,132,704
The Steak & Shake Company *	131,500	1,521,455

		2,654,159
Industrial Machinery - 2.44%
Cascade Corp.	48,000	2,895,840
Circor International, Inc.	68,100	2,954,859
IDEX Corp.	160,425	5,727,173

		11,577,872
Insurance - 5.15%
Employers Holdings, Inc.	51,300	912,627
Markel Corp. *	7,800	3,760,770
Max Re Capital, Ltd.	141,900	4,017,189
Midland Company	79,600	5,091,216
National Interstate Corp.	74,100	2,440,113
ProAssurance Corp. *	149,900	8,220,516

		24,442,431
Investment Companies - 2.24%
Ares Cap Corp.	233,400	3,515,004
First Financial Fund, Inc. *	220,500	2,681,280
Hercules Technology Growth Capital, Inc.	200,900	2,372,629
Kohlberg Capital Corp.	196,600	2,062,334

		10,631,247
Life Sciences - 0.25%
Symyx Technologies, Inc. *	151,700	1,162,022
Manufacturing - 2.84%
AptarGroup, Inc.	173,700	7,331,877
Nordson Corp.	116,400	6,145,920

		13,477,797
Metal & Metal Products - 3.23%
Gibraltar Industries, Inc.	175,700	2,456,286
Matthews International Corp., Class A	154,900	6,837,286
Metal Management, Inc.	131,300	6,042,426

		15,335,998
Mobile Homes - 1.00%
Skyline Corp.	40,300	1,366,170
Winnebago Industries, Inc. (a)	156,500	3,367,880

		4,734,050
Mutual Funds - 0.45%
iShares Russell 2000 Value Index Fund (a)	29,788	2,138,778
Newspapers - 0.06%
Journal Register Company (a)	139,200	306,240
Paper - 1.49%
Chesapeake Corp.	42,600	259,860
Potlatch Corp.	104,700	4,806,777
Wausau-Mosinee Paper Corp.	210,700	1,986,901

		7,053,538

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Petroleum Services - 3.27%
Atwood Oceanics, Inc. *	56,800	$4,955,800
Hercules Offshore, Inc. *	101,192	2,530,812
TETRA Technologies, Inc. *	279,700	4,422,057
W-H Energy Services, Inc. *	71,800	3,625,900

		15,534,569
Pharmaceuticals - 0.76%
Pharmion Corp. *	56,800	3,626,112
Publishing - 0.05%
Courier Corp.	7,700	253,099
Railroads & Equipment - 0.99%
Genesee & Wyoming, Inc., Class A *	178,800	4,684,560
Real Estate - 4.80%
First Potomac Realty Trust, REIT	162,600	3,066,636
Kilroy Realty Corp., REIT	112,600	6,293,214
LaSalle Hotel Properties, REIT	118,100	4,393,320
Parkway Properties, Inc., REIT	64,000	2,532,480
Strategic Hotel Cap, Inc., REIT	179,200	3,281,152
Washington Real Estate Investment Trust,
REIT	100,600	3,223,224

		22,790,026
Retail Grocery - 0.57%
Nash Finch Company (a)	75,900	2,708,871
Retail Trade - 3.92%
Aaron Rents, Inc., Class B	305,000	6,133,550
Aaron Rents, Inc., Class A	5,350	105,395
Building Materials Holding Corp. (a)	170,600	975,832
Casey's General Stores, Inc.	106,600	3,091,400
CSS Industries, Inc.	90,800	3,593,864
Fred's, Inc., Class A	131,100	1,366,062
Haverty Furniture Companies, Inc.	207,100	1,760,350
Stein Mart, Inc.	292,000	1,582,640

		18,609,093
Sanitary Services - 1.84%
Casella Waste Systems, Inc., Class A *	138,500	2,073,345
Insituform Technologies, Inc., Class A *	201,700	2,620,083
Waste Connections, Inc. *	127,400	4,055,142

		8,748,570
Semiconductors - 2.39%
Advanced Energy Industries, Inc. *	167,400	2,428,974
ATMI, Inc. *	73,200	2,202,588
Brooks Automation, Inc. *	214,804	2,884,818
Exar Corp. *	94,700	870,293
GSI Group, Inc. *	308,000	2,975,280

		11,361,953
Software - 2.62%
Progress Software Corp. *	165,600	5,237,928
SPSS, Inc. *	124,300	4,492,202
Websense, Inc. *	165,300	2,701,002

		12,431,132

The accompanying notes are an integral part of the financial statements.
215

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Steel - 1.68%
Carpenter Technology Corp.	105,800	$7,982,610
Telecommunications Equipment &
Services - 0.87%
Premiere Global Services, Inc. *	297,900	4,105,062
Tires & Rubber - 0.65%
Myers Indiana, Inc.	153,600	3,065,856
Tobacco - 0.19%
Alliance One International, Inc. *	221,700	915,621
Transportation - 2.88%
Kirby Corp. *	183,600	8,825,652
UTI Worldwide, Inc.	203,700	4,833,801

		13,659,453

Trucking & Freight - 1.91%
Landstar Systems, Inc.	227,300	9,041,994

TOTAL COMMON STOCKS (Cost $424,049,348)		$454,447,757

SHORT TERM INVESTMENTS - 8.53%
John Hancock Cash Investment Trust (c)	$22,938,081	$22,938,081
T. Rowe Price Reserve Investment Fund (c)	17,536,782	17,536,782

TOTAL SHORT TERM INVESTMENTS
(Cost $40,474,863)		$40,474,863

REPURCHASE AGREEMENTS - 0.42%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$2,000,642 on 12/03/2007,
collateralized by $1,975,000
Federal National Mortgage
Association, 6.125% due
07/17/2013 (valued at $2,044,125,
including interest)	$2,000,000	$2,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,000,000)		$2,000,000

Total Investments (Small Company Value Fund)
(Cost $466,524,211) - 104.74%		$496,922,620
Liabilities in Excess of Other Assets - (4.74)%		(22,487,746)

TOTAL NET ASSETS - 100.00%		$474,434,874

Spectrum Income Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 15.94%
Aerospace - 0.06%
Raytheon Company	10,500	$649,425
Air Travel - 0.05%
Southwest Airlines Company	34,000	481,100

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aluminum - 0.10%
Alcoa, Inc.	27,800	$1,011,086
Auto Parts - 0.09%
Genuine Parts Company	19,300	927,365
Automobiles - 0.04%
Ford Motor Company *	55,700	418,307
Banking - 0.64%
Citizens Banking Corp.	300	4,266
Fifth Third Bancorp	45,500	1,360,905
National City Corp.	23,900	472,264
Royal Bank of Scotland Group PLC	53,567	505,786
SunTrust Banks, Inc.	27,800	1,949,058
U.S. Bancorp	67,780	2,242,840

		6,535,119
Biotechnology - 0.15%
Amgen, Inc. *	27,400	1,513,850
Broadcasting - 0.12%
CBS Corp., Class B	38,850	1,065,656
XM Satellite Radio Holdings, Inc., Class A *	10,550	164,580

		1,230,236
Building Materials & Construction - 0.12%
Masco Corp.	55,400	1,240,960
Business Services - 0.22%
Computer Sciences Corp. *	14,200	750,044
Electronic Data Systems Corp.	15,400	312,004
H & R Block, Inc.	57,300	1,127,664

		2,189,712
Cable & Television - 0.25%
Cablevision Systems Corp., Class A *	26,500	716,295
Time Warner, Inc.	105,200	1,815,752

		2,532,047
Cellular Communications - 0.11%
Crown Castle International Corp. *	8,725	366,014
Motorola, Inc.	48,800	779,336

		1,145,350
Chemicals - 0.14%
E.I. Du Pont de Nemours & Company	31,460	1,451,879
Computers & Business Equipment - 0.14%
Dell, Inc. *	58,900	1,445,406
Construction Materials - 0.17%
USG Corp. * (a)	18,000	660,420
Vulcan Materials Company	11,900	1,056,720

		1,717,140
Cosmetics & Toiletries - 0.67%
Avon Products, Inc.	29,600	1,215,080
Colgate-Palmolive Company	19,100	1,529,528
International Flavors & Fragrances, Inc.	27,600	1,383,864
Kimberly-Clark Corp.	14,200	991,302

The accompanying notes are an integral part of the financial statements.
216

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Procter & Gamble Company	22,700	$1,679,800

		6,799,574
Crude Petroleum & Natural Gas - 0.22%
Hess Corp.	25,780	1,836,052
Statoil ASA, ADR	8,300	268,256
Statoil ASA	5,300	171,709

		2,276,017
Drugs & Health Care - 0.15%
Wyeth	31,100	1,527,010
Electrical Equipment - 0.13%
Cooper Industries, Ltd., Class A	15,400	773,388
General Cable Corp. *	6,650	494,627

		1,268,015
Electrical Utilities - 0.49%
Ameren Corp.	3,600	193,860
Entergy Corp.	13,200	1,577,928
FirstEnergy Corp.	16,500	1,131,240
Pinnacle West Capital Corp.	15,100	647,186
TECO Energy, Inc.	20,500	355,060
Xcel Energy, Inc.	46,650	1,078,081

		4,983,355
Electronics - 0.11%
Sony Corp.	21,300	1,152,056
Energy - 0.24%
Duke Energy Corp.	55,090	1,090,231
Energy East Corp.	2,575	71,173
Progress Energy, Inc.	25,950	1,266,879

		2,428,283
Financial Services - 1.54%
Bank of New York Mellon Corp.	44,400	2,129,424
Capital One Financial Corp.	14,000	746,340
Charles Schwab Corp.	27,300	663,663
Citigroup, Inc.	39,940	1,330,002
Countrywide Financial Corp.	34,200	370,044
Federal National Mortgage Association	26,200	1,006,604
JP Morgan Chase & Company	89,500	4,082,990
Legg Mason, Inc.	13,800	1,053,078
Merrill Lynch & Company, Inc.	34,700	2,079,918
State Street Corp.	17,900	1,430,031
Wells Fargo & Company	22,600	732,918

		15,625,012
Food & Beverages - 0.65%
B&G Foods, Inc.	16,100	289,800
Campbell Soup Company	13,700	503,064
General Mills, Inc.	24,400	1,467,660
Hershey Company	33,000	1,317,030
Kraft Foods, Inc., Class A	31,800	1,098,690
McCormick & Company, Inc.	17,100	653,391
The Coca-Cola Company	20,700	1,285,470

		6,615,105

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Gas & Pipeline Utilities - 0.20%
NiSource, Inc.	71,500	$1,323,465
Spectra Energy Corp.	27,400	675,136
Williams Companies, Inc.	270	9,372

		2,007,973
Healthcare Products - 0.34%
Baxter International, Inc.	18,300	1,095,621
Boston Scientific Corp. *	24,000	303,120
Johnson & Johnson	31,000	2,099,940

		3,498,681
Holdings Companies/Conglomerates - 0.54%
General Electric Company	142,700	5,463,983
Homebuilders - 0.05%
D.R. Horton, Inc.	38,700	463,239
Household Appliances - 0.02%
Whirlpool Corp.	2,300	186,208
Household Products - 0.27%
Fortune Brands, Inc.	16,500	1,264,725
Newell Rubbermaid, Inc.	54,800	1,467,544

		2,732,269
Industrial Machinery - 0.06%
Ingersoll-Rand Company, Ltd., Class A	10,300	531,892
Pall Corp.	2,200	84,150

		616,042
Insurance - 0.91%
American International Group, Inc.	34,900	2,028,737
Chubb Corp.	13,900	758,245
Genworth Financial, Inc., Class A	22,600	593,024
Lincoln National Corp.	25,600	1,576,192
Marsh & McLennan Companies, Inc.	84,100	2,112,592
Progressive Corp.	37,800	695,520
The Travelers Companies, Inc.	24,700	1,311,817
UnumProvident Corp.	7,000	173,880

		9,250,007
International Oil - 1.44%
Anadarko Petroleum Corp.	26,000	1,471,600
BP PLC, ADR	19,600	1,425,704
Chevron Corp.	42,965	3,771,038
Exxon Mobil Corp.	41,900	3,735,804
Murphy Oil Corp.	20,600	1,473,312
Royal Dutch Shell PLC, ADR	34,000	2,768,620

		14,646,078
Internet Content - 0.14%
Yahoo!, Inc. *	51,200	1,372,672
Leisure Time - 0.16%
Lakes Gaming, Inc. *	22,900	152,056
Walt Disney Company	44,800	1,485,120

		1,637,176
Liquor - 0.19%
Anheuser-Busch Companies, Inc.	36,300	1,913,736
The accompanying notes are an integral part of the financial statements.
217

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing - 0.55%
3M Company	24,200	$2,014,892
Harley-Davidson, Inc.	18,800	902,776
Honeywell International, Inc.	23,900	1,353,218
Illinois Tool Works, Inc.	24,300	1,348,650

		5,619,536
Office Furnishings & Supplies - 0.13%
Avery Dennison Corp.	24,400	1,271,484
Paper - 0.35%
International Paper Company	72,370	2,442,488
MeadWestvaco Corp.	34,220	1,124,811

		3,567,299
Petroleum Services - 0.19%
BJ Services Company	27,000	663,660
Schlumberger, Ltd.	13,700	1,280,265

		1,943,925
Pharmaceuticals - 0.91%
Abbott Laboratories	21,100	1,213,461
Bristol-Myers Squibb Company	47,300	1,401,499
Eli Lilly & Company	41,000	2,170,950
Merck & Company, Inc.	41,900	2,487,184
Pfizer, Inc.	82,315	1,955,804

		9,228,898
Photography - 0.10%
Eastman Kodak Company (a)	44,500	1,044,860
Publishing - 0.59%
Dow Jones & Company, Inc.	25,700	1,535,575
Gannett Company, Inc.	33,000	1,212,750
McGraw-Hill Companies, Inc.	29,000	1,423,320
The New York Times Company, Class A (a)	55,800	920,700
Tribune Company	27,623	857,418

		5,949,763
Railroads & Equipment - 0.13%
Union Pacific Corp.	10,500	1,324,470
Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	45,311
Retail Trade - 0.43%
Bed Bath & Beyond, Inc. *	36,400	1,144,780
Home Depot, Inc.	52,400	1,496,544
The Gap, Inc.	1,400	28,560
Wal-Mart Stores, Inc.	36,300	1,738,770

		4,408,654
Sanitary Services - 0.09%
Waste Management, Inc.	25,600	878,592
Semiconductors - 0.24%
Analog Devices, Inc.	35,800	1,101,924
Applied Materials, Inc.	18,800	354,004
Intel Corp.	37,000	964,960

		2,420,888

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software - 0.32%
Microsoft Corp.	97,500	$3,276,000
Telecommunications Equipment &
Services - 0.22%
Alcatel SA, ADR	80,100	648,810
Verizon Communications, Inc.	36,600	1,581,486

		2,230,296
Telephone - 0.55%
AT&T, Inc.	86,520	3,305,929
Qwest Communications International, Inc. *	165,900	1,099,917
Sprint Nextel Corp.	74,600	1,157,792

		5,563,638
Tobacco - 0.08%
UST, Inc.	14,420	834,918
Toys, Amusements & Sporting Goods - 0.09%
Mattel, Inc.	47,700	953,046
Trucking & Freight - 0.05%
United Parcel Service, Inc., Class B	6,600	486,288

TOTAL COMMON STOCKS (Cost $147,115,988)		$161,999,339

PREFERRED STOCKS - 0.20%
Automobiles - 0.06%
General Motors Corp., Series C	26,925	592,350
Broadcasting - 0.03%
Spanish Broadcasting System, Series B	300	316,500
Energy - 0.03%
NRG Energy, Inc.	150	326,344
Financial Services - 0.04%
Federal Home Loan Mortgage Corp., Series Z *	7,400	188,700
Mitsubishi UFJ Financial Group, Inc., Capital
Finance 1, Ltd. * (b)	200,000	192,021

		380,721
Telecommunications Equipment &
Services - 0.04%
Lucent Technologies Capital Trust I	475	445,550

TOTAL PREFERRED STOCKS (Cost $2,007,015)		$2,061,465

TERM LOANS - 1.65%
Auto Parts - 0.08%
Allison Transmission, Inc.
8.0645% due 08/07/2014	500,000	466,250
Rental Service Corp., Term B3
5.57% due 11/27/2013	397,920	371,061

		837,311
Broadcasting - 0.05%
NV Broadcasting Bankdebt
7.983% due 10/26/2013	500,000	495,000
Cellular Communications - 0.07%
MetroPCS Wireless, Inc., Term B3
7.625% due 11/03/2013	744,361	714,851

The accompanying notes are an integral part of the financial statements.
218

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Commercial Services - 0.07%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	$483,689	$459,504
Education Management
7.00% due 06/01/2013 (g)	244,548	232,443

		691,947

Computers & Business Equipment - 0.09%
Palm, Inc.
8.30% due 04/24/2014	1,000,000	905,000
Containers & Glass - 0.02%
Berry Plastics Group, Inc.
7.35% due 04/03/2015	248,750	233,670
Educational Services - 0.07%
Cengage Learning, Inc. Bankdebt
7.95% due 07/15/2014	250,000	236,375
Laureate Education Bankdebt
7.00% due 08/17/2014	500,000	477,450

		713,825

Energy - 0.34%
Dresser, Inc. Term Loan
8.56% due 06/30/2009	250,000	240,234
NRG Energy, Inc.
7.00% due 02/01/2014 (g)	250,000	237,656
7.11% due 06/23/2010	996,463	947,262
Sandridge Energy Bank, Term B3
8.625% due 11/30/2007	1,000,000	1,005,625
10.125% due 04/01/2014	500,000	500,313
Stallion Oilfield
9.82% due 08/01/2012	500,000	492,500

		3,423,590

Financial Services - 0.11%
Local TV Finance LLC
7.36% due 05/07/2013	249,375	234,412
Univision Oomm Bank, Term Ba3
7.60% due 09/15/2014 (g)	1,000,000	917,680

		1,152,092

Food & Beverages - 0.02%
Outback Term Loan B
7.606% due 05/09/2014	249,422	233,833
Gas & Pipeline Utilities - 0.05%
Venoco Term Loan
9.32% due 05/08/2014	500,000	490,000
Healthcare Products - 0.03%
Bausch & Lomb, Inc.
9.00% due 04/30/2015	250,000	249,375
Healthcare Services - 0.05%
Iasis Healthcare Corp.
10.605% due 06/16/2011	527,175	500,816
Leisure Time - 0.07%
Fontainebleau Las Vagas
7.00% due 06/06/2014	250,000	236,875
Fontainebleau Las Vegas
8.61% due 05/31/2014	250,000	236,875

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Leisure Time (continued)
Town Sports Bank, Term Ba2
7.375% due 03/01/2014	$248,750	$232,581

		706,331
Publishing - 0.02%
Penton Media Bank, Term B1
7.61% due 02/01/2013	248,750	230,923
Retail - 0.05%
Neiman Marcus Group
7.00% due 04/08/2013 (g)	500,000	481,595
Software - 0.09%
First Data Corp., Bankdebt
3.34% due 09/24/2014	1,000,000	950,250
Telecommunications Equipment &
Services - 0.15%
CSC Holdings, Inc.
7.625% due 07/21/2018	249,367	237,237
Telesat Canada Bank Debt
8.214% due 11/15/2014	250,000	245,938
Trilogy International Partners
8.86% due 06/27/2012	500,000	479,687
Wind Acquisition Finance SA, Term B
3.40% due 12/07/2011	552,036	549,275

		1,512,137
Utility Service - 0.22%
Competitive Elec Holdings Bankdebt
8.396% due 10/10/2014	1,000,000	989,505
Texas Comp Electric
8.396% due 10/10/2014	1,250,000	1,221,294

		2,210,799

TOTAL TERM LOANS (Cost $17,141,588)		$16,733,345

U.S. TREASURY OBLIGATIONS - 10.06%
Treasury Inflation Protected
Securities (d) - 0.88%
1.875% due 07/15/2013	1,390,449	1,436,399
2.00% due 07/15/2014	3,223,903	3,339,508
2.625% due 07/15/2017	3,611,037	3,931,235
3.625% due 01/15/2008	277,436	278,520

		8,985,662
U.S. Treasury Bonds - 4.77%
4.50% due 02/15/2036 ***	3,757,000	3,809,245
4.75% due 02/15/2037	8,805,000	9,296,839
5.375% due 02/15/2031	765,000	869,590
5.50% due 08/15/2028 ***	1,372,000	1,566,867
6.00% due 02/15/2026 ***	2,470,000	2,944,897
6.125% due 08/15/2029 ***	2,792,000	3,444,848
6.25% due 05/15/2030 ***	383,000	482,041
6.375% due 08/15/2027 ***	4,270,000	5,341,168
7.125% due 02/15/2023	4,331,000	5,642,821
7.25% due 08/15/2022	3,330,000	4,363,079
7.625% due 02/15/2025 ***	1,311,000	1,812,151
7.875% due 02/15/2021	2,946,000	3,993,441

The accompanying notes are an integral part of the financial statements.
219

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
8.00% due 11/15/2021	$800,000	$1,103,938
8.875% due 08/15/2017	595,000	823,470
8.875% due 02/15/2019 ***	2,105,000	2,980,878

		48,475,273
U.S. Treasury Notes - 4.34%
3.00% due 02/15/2009	3,125,000	3,121,094
3.875% due 02/15/2013 ***	685,000	698,700
4.00% due 11/15/2012 ***	8,650,000	8,893,956
4.25% due 11/15/2014 to 11/15/2017	8,585,000	8,853,491
4.25% due 11/15/2013 ***	275,000	285,291
4.50% due 02/15/2009 to 11/15/2015	6,570,000	6,783,266
4.625% due 07/31/2012	200,000	210,281
4.75% due 05/31/2012 to 08/15/2017	9,350,000	9,916,837
4.875% due 06/30/2012	140,000	148,553
5.125% due 05/15/2016 ***	4,815,000	5,224,275

		44,135,744
U.S. Treasury Strips - 0.07%
zero coupon due 05/15/2020	1,250,000	718,280

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $97,212,754)		$102,314,959

U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.44%
Federal Agricultural Mortgage Corp. - 0.04%
6.00% due 08/01/2021 to 11/01/2021	422,697	432,077
Federal Home Loan Bank - 0.19%
3.875% due 08/22/2008	350,000	348,839
5.125% due 08/14/2013	930,000	976,268
5.25% due 06/18/2014	590,000	623,674

		1,948,781
Federal Home Loan Mortgage Corp. - 2.75%
4.50% due 11/01/2018 to 06/01/2019	884,131	870,982
4.625% due 02/21/2008	100,000	100,045
4.645% due 07/01/2035	136,840	135,931
4.703% due 02/01/2035	224,539	223,754
4.742% due 07/01/2035	73,075	73,438
4.869% due 09/01/2032	17,867	18,040
5.00% due 01/01/2009 to 11/01/2035	5,116,932	5,046,802
5.052% due 11/01/2035	233,978	233,515
5.068% due 03/01/2036	567,674	566,511
5.131% due 07/15/2012 to 01/01/2036	3,411,504	3,507,924
5.346% due 02/01/2037	1,917,357	1,924,364
5.361% due 04/01/2037	729,244	731,918
5.388% due 01/01/2036	111,534	111,798
5.401% due 02/01/2037	646,858	649,952
5.462% due 02/01/2037	1,023,142	1,031,788
5.50% due 03/01/2018 to 04/01/2029	1,428,474	1,448,956
5.552% due 10/01/2036	724,713	734,978
5.925% due 02/01/2037	1,285,174	1,309,757
5.953% due 01/01/2037	281,889	286,718
5.983% due 12/01/2036	1,504,971	1,522,611
6.00% due 06/15/2011 to 12/01/2033	2,794,335	2,915,369

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
6.006% due 11/01/2036	$720,016	$728,700
6.04% due 10/01/2036	1,026,834	1,058,183
6.126% due 10/01/2036	829,216	840,238
6.223% due 08/01/2036	1,012,152	1,022,363
6.50% due 05/01/2017 to 01/01/2036	728,683	751,064
7.00% due 02/01/2024 to 06/01/2032	52,853	55,357
7.50% due 05/01/2024 to 06/01/2024	5,371	5,748
10.50% due 05/01/2019	445	496

		27,907,300
Federal National Mortgage
Association - 7.99%
3.1101% due 02/17/2009 (b)	260,000	258,401
3.25% due 08/15/2008	655,000	650,016
3.822% due 10/01/2033	166,868	165,742
3.875% due 07/15/2008	350,000	348,942
4.375% due 09/15/2012 to 10/15/2015	1,235,000	1,242,191
4.50% due 05/01/2018 to 09/01/2035	6,388,164	6,261,002
4.584% due 07/01/2035	177,981	176,829
4.625% due 10/15/2014	780,000	795,654
4.78% due 11/01/2035	252,089	253,062
4.799% due 09/01/2035 (b)	555,860	549,830
4.875% due 12/15/2016	350,000	358,548
5.00% due 01/01/2009 to 02/01/2036	12,844,446	12,742,170
5.321% due 12/01/2035	209,817	210,184
5.346% due 12/01/2035	232,699	233,105
5.447% due 09/01/2037 (b)	543,742	549,393
5.474% due 06/01/2037 (b)	145,773	147,272
5.50% due 07/01/2013 to 11/01/2037	29,914,768	30,091,372
5.514% due 12/01/2035	351,291	351,861
5.527% due 07/01/2027	1,912	1,935
5.541% due 07/01/2036	1,347,410	1,365,959
5.547% due 01/01/2037 (b)	335,618	338,488
5.624% due 01/01/2019	1,101	1,111
5.697% due 12/01/2035	104,667	105,638
5.80% due 08/01/2037 (b)	634,827	645,367
5.984% due 08/01/2036 to 09/01/2036	1,227,652	1,248,147
6.00% due 05/15/2011 to 09/01/2036	10,543,485	10,816,925
6.035% due 12/01/2036	571,451	583,993
6.50% due 06/01/2013 to 11/01/2037	8,250,968	8,492,474
7.00% due 12/01/2029 to 04/01/2037	102,545	106,538
7.125% due 06/15/2010 to 01/15/2030	1,840,000	2,072,620

		81,164,769
Government National Mortgage
Association - 10.47%
4.00% due 09/15/2018	624,814	601,969
4.50% due 09/15/2018 to 11/20/2035	2,759,832	2,677,635
5.00% due 02/15/2018 to 05/15/2036	23,080,747	22,847,581
5.50% due 11/15/2017 to 04/20/2036	27,779,250	28,130,058
5.50% TBA **	7,262,000	7,359,587
6.00% due 11/15/2008 to 11/20/2037	30,590,007	31,323,047
6.50% due 07/15/2009 to 09/15/2037	10,089,619	10,484,455
7.00% due 03/15/2013 to 10/20/2036	2,847,478	3,008,020

The accompanying notes are an integral part of the financial statements.
220

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Government National Mortgage
Association (continued)
8.50% due 06/20/2021		$1,428	$1,547
9.25% due 10/15/2016 to 12/15/2019		4,771	5,166
9.50% due 08/15/2009 to 10/15/2009		2,018	2,079
9.75% due 07/15/2017 to 02/15/2021		4,325	4,970
10.25% due 05/15/2020 to 11/15/2020		4,632	5,376
11.00% TBA **		3,317	3,450
11.75% due 08/15/2013		1,442	1,663
12.00% due 10/15/2010 to 01/15/2013		1,083	1,224
12.25% due 03/15/2014 to 07/20/2015		1,379	1,585
12.50% due 06/15/2010		2,805	3,072
12.75% due 12/20/2013 to 11/20/2014		1,059	1,218
13.00% due 10/20/2014		1,707	1,979

			106,465,681

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $214,660,749)			$217,918,608

CORPORATE BONDS - 25.96%
GH - 0.06%
Republic of Ghana, Series REGS
8.50% due 10/04/2017		600,000	630,960

TOTAL CORPORATE BONDS (Cost $265,573,041)			$263,849,046

FOREIGN GOVERNMENT OBLIGATIONS - 13.28%
Argentina - 0.19%
Republic of Argentina
zero coupon, Step up to 1.18% on
03/31/2009 due 12/31/2038 (b)	ARS	350,000	44,515
2.00% due 09/30/2014 (b)		571,755	165,929
5.83% due 12/31/2033 (b)		279,566	102,493
7.00% due 10/03/2015		$1,100,000	891,000
7.875% due 04/11/2011		300,000	289,125
Argentina Government International Bond, Series
8.28% due 12/31/2033		174,144	168,049
Argentina Bonos, Series X
7.00% due 04/17/2017		350,000	274,225

			1,935,336
Austria - 0.56%
Republic of Austria
4.00% due 07/15/2009	EUR	2,600,000	3,809,263
5.50% due 01/15/2010		1,188,000	1,793,601
6.25% due 07/15/2027		49,000	86,622

			5,689,486
Belgium - 0.32%
Kingdom of Belgium
3.00% due 03/28/2010		970,000	1,391,073
4.25% due 09/28/2013		197,000	290,357
5.00% due 03/28/2035		1,053,000	1,599,303

			3,280,733
Brazil - 0.83%
Federative Republic of Brazil
7.125% due 01/20/2037		$885,000	1,009,785

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Brazil (continued)
Federative Republic of Brazil (continued)
7.875% due 03/07/2015		$50,000	$57,050
8.75% due 02/04/2025		475,000	608,000
8.875% due 10/14/2019		500,000	625,000
10.00% due 01/01/2012	BRL	2,450,000	1,321,706
10.00% due 01/01/2014		2,914,000	1,518,874
Brazil Notas do Tesouro Nacional Serie F
10.00% due 01/01/2017		1,997,000	1,002,566
Federative Republic of Brazil, Series NTNB
6.00% due 05/15/2015		2,000,000	1,722,907
Federative Republic of Brazil
6.00% due 01/17/2017		$600,000	612,900

			8,478,788
Canada - 0.15%
Government of Canada
5.75% due 06/01/2033	CAD	390,000	485,184
Province of Ontario
5.00% due 03/08/2014		975,000	1,011,087

			1,496,271
Colombia - 0.07%
Republic of Colombia
7.375% due 01/27/2017		$100,000	110,700
7.375% due 09/18/2037		200,000	225,000
12.00% due 10/22/2015	COP	40,000,000	21,790
Colombia Government International Bond
7.375% due 09/18/2037		$350,000	395,255

			752,745
Denmark - 0.08%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	672,826
7.00% due 11/10/2024		364,000	92,461

			765,287
Ecuador - 0.02%
Republic of Ecuador
10.00% due 08/15/2030		$200,000	193,000
Egypt - 0.01%
Egypt Treasury Bills, Series 364
zero coupon due 10/21/2008	EGP	625,000	105,759
France - 1.38%
Government of France
4.00% due 04/25/2009	EUR	1,400,000	2,049,770
4.75% due 10/25/2012		41,000	61,930
5.50% due 04/25/2029		637,000	1,039,786
5.50% due 04/25/2010		2,735,000	4,145,733
5.75% due 10/25/2032		1,235,000	2,096,419
French Treasury Note BTAN
3.75% due 01/12/2012		3,170,000	4,594,749

			13,988,387
GD - 0.01%
Grenada Government International Bond, Series
REGS
1 due 09/15/2025		$230,000	124,200

The accompanying notes are an integral part of the financial statements.
221

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Germany - 0.65%
Federal Republic of Germany
4.00% due 01/04/2037	EUR	2,547,000	$3,400,621
4.50% due 01/04/2013		1,060,000	1,589,930
4.75% due 07/04/2028		219,000	328,325
4.75% due 07/04/2034		625,000	939,086
5.50% due 01/04/2031		185,000	305,852

			6,563,814
Greece - 0.11%
Hellenic Republic Government Bond
5.25% due 05/18/2012		720,000	1,098,354
Indonesia - 0.08%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	566,400
8.50% due 10/12/2035		100,000	117,000
10.25% due 07/15/2022	IDR	1,500,000,000	151,302

			834,702
Iraq - 0.09%
Republic of Iraq, Series REGS
5.80% due 01/15/2028		$1,500,000	952,500
Ireland - 0.01%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	140,269
Italy - 0.41%
Republic of Italy
4.25% due 08/01/2014		187,000	275,120
5.25% due 09/20/2016		$450,000	475,658
5.50% due 11/01/2010	EUR	1,570,000	2,388,637
6.00% due 05/01/2031		521,000	881,009
7.25% due 11/01/2026		75,000	143,421

			4,163,845
Jamaica - 0.12%
Government of Jamaica
9.00% due 06/02/2015		$215,000	233,275
10.625% due 06/20/2017		830,000	993,925

			1,227,200
Japan - 2.95%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	1,692,067
1.00% due 06/10/2016		170,416,400	1,528,479
1.10% due 12/10/2016		190,509,300	1,721,725
1.30% due 12/20/2013		351,850,000	3,200,364
1.30% due 03/20/2015		60,850,000	550,413
1.40% due 03/21/2011		253,150,000	2,311,738
1.40% due 03/20/2012		188,400,000	1,725,135
1.70% due 09/20/2016		654,750,000	6,053,204
1.90% due 03/20/2025		382,500,000	3,420,410
1.90% due 12/20/2010		24,600,000	227,728
1.90% due 06/20/2016		32,800,000	308,474
2.00% due 06/20/2022		55,200,000	509,011
2.00% due 12/20/2033		136,550,000	1,161,804
2.20% due 06/22/2020		18,000,000	171,388

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Japan (continued)
Japan Government Ten Year Bond, Series 275
1.40% due 12/20/2015	JPY	131,000,000	$1,188,618
Japan Government Five Year Bond, Series 64
1.50% due 06/20/2012		461,750,000	4,246,242

			30,016,800
Malaysia - 0.53%
Malaysia Government Bond, Series 5/06
3.718% due 06/15/2012	MYR	10,583,000	3,145,273
Malaysia Government Bond
3.756% due 04/28/2011		781,000	232,964
Malaysia Government Bond, Series 3/03
3.702% due 02/25/2013		6,685,000	1,983,622

			5,361,859
Mexico - 1.23%
Mexican Bonos, Series M, Class 20
7.50% due 06/03/2027	MXN	4,500,000	390,653
Government of Mexico
5.625% due 01/15/2017		$520,000	527,280
7.50% due 04/08/2033		65,000	78,325
8.00% due 12/24/2008	MXN	5,350,000	491,567
8.00% due 12/17/2015		35,925,000	3,303,157
8.00% due 12/19/2013		21,150,000	1,946,401
8.125% due 12/30/2019		$65,000	79,300
9.00% due 12/22/2011	MXN	22,950,000	2,190,323
9.00% due 12/20/2012		17,540,000	1,682,522
9.00% due 12/24/2009		6,755,000	633,666
9.50% due 12/18/2014		5,090,000	505,990
Mexico Government International Bond
5.625% due 01/15/2017		$650,000	660,205

			12,489,389
Netherlands - 0.29%
Kingdom of Netherlands
5.00% due 07/15/2011	EUR	1,783,000	2,697,833
5.50% due 01/15/2028		137,000	223,623

			2,921,456
Philippines - 0.07%
Republic of Philippines
7.75% due 01/14/2031		$425,000	480,250
10.625% due 03/16/2025		155,000	221,650

			701,900
Poland - 0.48%
Republic of Poland
5.00% due 10/24/2013	PLN	7,425,000	2,876,134
5.25% due 10/25/2017		2,720,000	1,057,420
6.25% due 10/24/2015		2,390,000	991,723

			4,925,277
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	178,677
Russia - 0.13%
Russian Federation, Series REGS
7.50% due 03/31/2030		$1,158,700	1,315,240

The accompanying notes are an integral part of the financial statements.
222

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Serbia - 0.17%
Republic of Serbia
zero coupon, Step up to 6.75% on
11/01/2009 due 11/01/2024		$1,855,000	$1,727,376
South Africa - 0.14%
South Africa Government International Bond
5.875% due 05/30/2022		100,000	102,566
Republic of South Africa
6.50% due 06/02/2014		585,000	623,025
13.00% due 08/31/2010	ZAR	4,201,000	668,271

			1,393,862
Spain - 0.13%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	67,471
5.50% due 03/08/2011	AUD	1,280,000	1,072,451
5.75% due 07/30/2032	EUR	127,000	215,193

			1,355,115
Sweden - 0.33%
Kingdom of Sweden
5.00% due 01/28/2009	SEK	13,315,000	2,105,828
5.125% due 03/01/2017		$425,000	440,056
5.25% due 03/15/2011	SEK	4,830,000	784,069

			3,329,953
Turkey - 0.71%
Turkey Government International Bond
8.00% due 02/14/2034		$187,000	209,571
Republic of Turkey
6.875% due 03/17/2036		785,000	771,263
7.00% due 06/05/2020		378,000	391,702
7.375% due 02/05/2025		40,000	42,550
14.00% due 01/19/2011	TRY	4,319,961	3,628,256
Turkey Government Bond
16.00% due 03/07/2012		2,465,000	2,152,579

			7,195,921
United Kingdom - 0.55%
Government of United Kingdom
4.25% due 06/07/2032	GBP	2,215,000	4,372,349
4.75% due 06/07/2010		570,000	1,178,730

			5,551,079
Uruguay - 0.01%
Uruguay Government International Bond
4.25% due 04/05/2027	UYU	750,000	34,286
Republic of Uruguay
4.25% due 04/05/2027		2,000,000	91,428

			125,714

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $125,751,532)			$134,975,805

CORPORATE BONDS - 25.96%
Advertising - 0.20%
Lamar Media Corp.
6.625% due 08/15/2015		$425,000	403,750
6.625% due 08/15/2015		175,000	166,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Advertising (continued)
R.H. Donnelley Corp.
8.875% due 10/15/2017		$650,000	$591,500
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		750,000	684,375
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		150,000	141,750

			1,987,625
Aerospace - 0.30%
Boeing Company
8.75% due 08/15/2021		55,000	73,112
GenCorp, Inc.
9.50% due 08/15/2013		750,000	757,500
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015		700,000	703,500
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		225,000	222,187
Northrop Grumman Corp.
7.125% due 02/15/2011		355,000	384,491
7.75% due 03/01/2016		35,000	41,095
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	76,983
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	479,750
United Technologies Corp.
4.375% due 05/01/2010		250,000	250,773
5.40% due 05/01/2035		110,000	105,826

			3,095,217
Agriculture - 0.09%
BAT International Finance PLC, Series EMTN
5.375% due 06/29/2017	EUR	80,000	115,105
Bunge, Ltd.
4.375% due 12/15/2008		$310,000	308,157
5.90% due 04/01/2017		460,000	459,626

			882,888
Air Travel - 0.07%
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		75,000	80,250
Continental Airlines, Inc.
8.75% due 12/01/2011		475,000	453,625
Southwest Airlines Company
6.50% due 03/01/2012		160,000	167,744

			701,619
Aluminum - 0.03%
Novelis, Inc.
7.25% due 02/15/2015		325,000	303,063
Amusement & Theme Parks - 0.04%
Universal City Development Partners
11.75% due 04/01/2010		375,000	388,125
Apparel & Textiles - 0.02%
INVISTA
9.25% due 05/01/2012		100,000	102,000

The accompanying notes are an integral part of the financial statements.
223

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Apparel & Textiles (continued)
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	$70,163

			172,163
Auto Parts - 0.33%
Accuride Corp.
8.50% due 02/01/2015		$425,000	365,500
Allison Transmission, Inc.
11.25% due 11/01/2015		500,000	475,000
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		50,000	45,000
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		488,000	509,960
9.13475% due 12/01/2009 (b)		575,000	577,875
Tenneco Automotive, Inc.
8.625% due 11/15/2014		525,000	523,031
TRW Automotive, Inc.
7.25% due 03/15/2017		300,000	278,250
UCI Holdco, Inc.
12.69438% due 12/15/2013		355,473	346,586
United Components, Inc.
9.375% due 06/15/2013		250,000	246,250

			3,367,452
Auto Services - 0.14%
ERAC USA Finance Company
5.60% due 05/01/2015		240,000	234,126
7.95% due 12/15/2009		115,000	122,322
Hertz Corp.
8.875% due 01/01/2014		475,000	475,000
10.50% due 01/01/2016		550,000	569,250

			1,400,698
Automobiles - 0.26%
AutoNation, Inc.
7.00% due 04/15/2014		550,000	519,750
7.24250% due 04/15/2013 (b)		175,000	164,500
DaimlerChrysler N.A. Holding Corp.
6.50% due 11/15/2013		240,000	254,582
DaimlerChrysler N.A. Holding Corp., MTN
5.3275% due 08/03/2009 (b)		485,000	483,406
DaimlerChrysler NA Holding Corp., Series EMTN
4.375% due 03/21/2013	EUR	100,000	141,710
General Motors Corp.
7.125% due 07/15/2013		$75,000	65,250
7.20% due 01/15/2011		325,000	302,250
7.70% due 04/15/2016		425,000	363,375
8.375% due 07/05/2033	EUR	80,000	93,629

			2,591,619
Banking - 1.78%
American Express Centurion Bank
4.375% due 07/30/2009		$300,000	300,657
Australia & New Zealand Banking Group,
Ltd., EMTN
4.45% due 02/05/2015 (b)	EUR	84,000	121,337
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	368,606

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	$99,512
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	107,868
Banca Monte dei Paschi di Siena SpA, Series EMTN
4.875% due 05/31/2016		50,000	67,725
Bank of America Corp.
4.375% due 12/01/2010		$200,000	199,796
4.50% due 08/01/2010		150,000	150,252
5.75% due 08/15/2016		210,000	209,967
6.00% due 09/01/2017		270,000	275,442
Bank of America Corp., Series EMTN
4.625% due 02/18/2014	EUR	110,000	156,942
Bank of Ireland
6.45% due 02/10/2010		49,000	73,558
Bank of New York
5.41% due 05/15/2009		$300,000	301,865
Bank One Corp.
5.25% due 01/30/2013		200,000	200,087
Banque du Liban, Series ECD
10.00% due 04/25/2015		300,000	314,250
Barclays Bank PLC
7.40% due 12/15/2009		300,000	318,019
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	128,560
BB&T Capital Trust II
6.75% due 06/07/2036		$380,000	380,572
BBVA Bancomer SA/Grand Cayman
6.008% due 05/17/2022 (b)		100,000	103,303
BNP Paribas, EMTN
5.25% due 12/17/2012	EUR	120,000	177,663
Credit Agricole SA
6.637% due 12/31/2049 (b)		$325,000	298,624
Credit Agricole SA, Series TSDI
zero coupon, Step up to 6% on
06/20/2018 due 06/20/2049 (b)	GBP	125,000	221,986
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	76,000	115,991
Danske Bank A/S, EMTN
4.25% due 06/20/2016 (b)		80,000	111,299
Depfa ACS Bank
4.375% due 01/15/2015		750,000	1,089,973
Deutsche Bank AG
5.125% due 01/31/2013		100,000	146,053
Deutsche Genossenschafts-Hypothekenbank AG,
Series EMTN
4.00% due 10/31/2016		1,850,000	2,609,354
Eurohypo AG
4.50% due 01/21/2013		750,000	1,104,302
HBOS PLC
6.00% due 11/01/2033		$420,000	436,459
6.05% due 11/23/2049 (b)	EUR	70,000	102,813
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)		99,000	133,315
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		61,000	86,941

The accompanying notes are an integral part of the financial statements.
224

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
HSBC Holdings PLC
6.50% due 05/02/2036		$175,000	$164,870
9.875% due 04/08/2018	GBP	120,000	283,265
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	14,805
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	106,284
Islandsbanki HF
5.4025% due 10/15/2008 (b)		$200,000	199,783
Keybank NA, Series BKNT
4.412% due 03/18/2008		55,000	54,750
KeyCorp, MTN, Series G
4.70% due 05/21/2009		45,000	45,190
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	429,654
Kreditanstalt fuer Wiederaufbau, Series EMTN
7.375% due 01/27/2010	NGN	50,000,000	420,433
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	955,862
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	110,371
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)		310,000	278,554
Marshall & Ilsley Bank, Series BKNT
3.80% due 02/08/2008		110,000	109,637
Marshall & Ilsley Bank, Series MTN
5.15% due 02/22/2012		250,000	255,491
Mizuho Capital Investment EUR 1, Ltd.
5.02% due 06/29/2049 (b)	EUR	50,000	67,883
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)		52,000	76,769
Northern Trust Company, Series BKNT
4.60% due 02/01/2013		$120,000	117,999
Northern Trust Corp.
5.30% due 08/29/2011		144,000	146,955
PNC Funding Corp.
5.625% due 02/01/2017		195,000	192,562
7.50% due 11/01/2009		75,000	79,150
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	106,778
Royal Bank of Scotland PLC, EMTN
zero coupon, Step up to 6.935% on
09/08/2014 due 06/29/2049 (b)	GBP	104,000	200,065
6.00% due 05/10/2013	EUR	40,000	60,601
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)		64,000	91,005
Shinsei Bank, Ltd., Series REGS
3.75% due 02/23/2016 (b)		80,000	107,663
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)		110,000	148,923
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)		$200,000	186,820
Sumitomo Mitsui Banking Corp., Series REGS
4.375% due 07/29/2049 (b)	EUR	100,000	127,386
SunTrust Banks, Inc.
7.75% due 05/01/2010		$250,000	267,450

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	$100,054
UniCredito Italiano SpA, Series EMTN
6.10% due 02/28/2012	EUR	90,000	135,544
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	191,913
US Bank NA
6.50% due 02/01/2008		260,000	260,114
US Bank NA, Series BKNT
6.375% due 08/01/2011		400,000	425,124
Wachovia Corp.
4.375% due 08/01/2016	EUR	50,000	66,723
4.375% due 08/01/2016		50,000	66,723
Wells Fargo & Company
4.20% due 01/15/2010		$205,000	204,510
4.875% due 01/12/2011		225,000	227,851
Wells Fargo Bank NA
4.75% due 02/09/2015		270,000	260,152
Westpac Banking Corp.
2.875% due 06/25/2008	EUR	21,000	30,304
World Savings Bank FSB, Series BKNT
4.125% due 12/15/2009		$195,000	194,208

			18,083,269
Biotechnology - 0.03%
Genentech, Inc.
4.40% due 07/15/2010		125,000	125,968
4.75% due 07/15/2015		160,000	157,393

			283,361
Broadcasting - 0.58%
Allbritton Communications Company
7.75% due 12/15/2012		800,000	792,000
Barrington Broadcasting Group LLC
10.50% due 08/15/2014		250,000	253,750
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015		225,000	199,125
Canadian Satellite Radio Holdings, Inc., ADR
12.75% due 02/15/2014		250,000	245,625
CanWest Media, Inc.
8.00% due 09/15/2012		400,000	371,000
Clear Channel Communications, Inc.
6.25% due 03/15/2011		1,675,000	1,541,000
LIN Television Corp.
2.50% due 05/15/2033		72,000	70,740
News America, Inc.
6.15% due 03/01/2037		590,000	562,500
6.20% due 12/15/2034		190,000	183,026
7.375% due 10/17/2008		125,000	126,962
Time Warner Cable, Inc.
5.40% due 07/02/2012		675,000	679,177
XM Satellite Radio, Inc.
9.75% due 05/01/2014		850,000	850,000

			5,874,905

The accompanying notes are an integral part of the financial statements.
225

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Building Materials & Construction - 0.32%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014		$250,000	$162,500

Builders FirstSource, Inc.
9.11875% due 02/15/2012 (b)		325,000	286,000
Columbus McKinnon Corp.
8.875% due 11/01/2013		575,000	592,250
CRH America, Inc.
5.30% due 10/15/2013		140,000	137,761
6.00% due 09/30/2016		240,000	237,231
6.40% due 10/15/2033		65,000	61,396
Esco Corp.
8.625% due 12/15/2013		600,000	603,000
9.56938% due 12/15/2013 (b)		175,000	173,250
Lafarge SA
6.15% due 07/15/2011		140,000	144,249
Linde Finance BV, Series EMTN
4.75% due 04/24/2017	EUR	100,000	137,563
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	142,155
Owens Corning, Inc.
6.50% due 12/01/2016		$120,000	117,371
Texas Industries, Inc.
7.25% due 07/15/2013		500,000	485,000

			3,279,726
Buildings - 0.01%
D.R. Horton, Inc.
4.875% due 01/15/2010		70,000	64,848
Business Services - 0.59%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	94,500
10.875% due 02/15/2012		117,214	117,214
Deluxe Corp.
7.375% due 06/01/2015		425,000	421,813
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	123,908
First Data Corp.
9.875% due 09/24/2015		2,200,000	2,046,000
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	382,500
7.75% due 10/01/2016		250,000	259,375
Harland Clarke Holdings Corp.
9.50% due 05/15/2015		350,000	301,000
Manpower, Inc., Series EMTN
4.75% due 06/14/2013	EUR	50,000	72,267
Nebraska Book Company, Inc.
8.625% due 03/15/2012		$700,000	679,000
Sungard Data Systems, Inc.
9.125% due 08/15/2013		873,000	888,277
West Corp.
11.00% due 10/15/2016		500,000	500,000
Xerox Corp.
6.75% due 02/01/2017		80,000	83,724

			5,969,578

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television - 1.05%
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	$450,000	$391,500
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	875,000	864,063
Charter Communications Operating LLC
8.375% due 04/30/2014	1,500,000	1,470,000
Comcast Cable Communications, Inc.
6.75% due 01/30/2011	225,000	235,567
Comcast Corp.
4.95% due 06/15/2016	323,000	304,977
5.875% due 02/15/2018	455,000	453,816
6.95% due 08/15/2037	207,000	218,932
Cox Communications, Inc.
7.125% due 10/01/2012	171,000	184,335
Cox Enterprises, Inc.
4.375% due 05/01/2008	135,000	134,316
CSC Holdings, Inc.
7.25% due 07/15/2008	250,000	250,625
DirecTV Holdings LLC
8.375% due 03/15/2013	500,000	518,750
Echostar DBS Corp.
5.75% due 10/01/2008	15,000	14,981
6.625% due 10/01/2014	250,000	253,125
7.00% due 10/01/2013	150,000	155,250
Kabel Deutschland GmbH
10.625% due 07/01/2014	375,000	391,875
Mediacom Broadband LLC
8.50% due 10/15/2015	325,000	289,250
News America, Inc.
6.40% due 12/15/2035	220,000	217,733
6.65% due 11/15/2037	300,000	306,295
Rainbow National Services LLC
8.75% due 09/01/2012	100,000	102,000
Rogers Cable, Inc.
5.50% due 03/15/2014	160,000	158,581
Shaw Communications, Inc.
8.25% due 04/11/2010	125,000	130,313
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012	771,000	786,420
Superior Essex Communications &
Essex Group, Inc.
9.00% due 04/15/2012	250,000	241,875
Time Warner Entertainment Company LP
7.25% due 09/01/2008	305,000	309,553
8.375% due 07/15/2033	510,000	605,488
Time Warner, Inc.
5.50% due 11/15/2011	275,000	277,265
Univision Communications, Inc., PIK
9.75% due 03/15/2015	550,000	511,500
Viacom, Inc.
5.75% due 04/30/2011	95,000	96,413
6.125% due 10/05/2017	145,000	144,004
6.25% due 04/30/2016	295,000	300,414

The accompanying notes are an integral part of the financial statements.
226

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Videotron Ltee.
6.375% due 12/15/2015		$100,000	$92,250
6.875% due 01/15/2014		315,000	301,613

			10,713,079
Cellular Communications - 0.78%
America Movil SA de CV
6.375% due 03/01/2035		440,000	443,758
8.46% due 12/18/2036	MXN	1,000,000	88,239
American Cellular Corp.
10.00% due 08/01/2011		$33,000	34,567
American Tower Corp.
3.00% due 08/15/2012		150,000	339,188
7.125% due 10/15/2012		110,000	111,650
AT&T Broadband Corp.
8.375% due 03/15/2013		409,000	459,831
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		370,000	401,231
Centennial Communications Corp.
10.00% due 01/01/2013		500,000	520,000
10.125% due 06/15/2013		525,000	548,625
Cricket Communications, Inc.
9.375% due 11/01/2014		1,125,000	1,046,250
9.375% due 11/01/2014		450,000	418,500
Digicel Group, Ltd.
9.25% due 09/01/2012		775,000	778,875
Dobson Communications Corp.
8.875% due 10/01/2013		250,000	268,750
9.875% due 11/01/2012		225,000	245,812
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,175,000	1,113,313
9.25% due 11/01/2014		400,000	379,000
Rogers Wireless, Inc.
6.375% due 03/01/2014		285,000	295,434
7.50% due 03/15/2015		140,000	153,358
Vodafone Group PLC
5.625% due 02/27/2017		275,000	275,111

			7,921,492
Chemicals - 0.19%
Dow Chemical Company, EMTN
4.375% due 06/25/2010	EUR	73,000	106,394
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	270,157
Hercules, Inc.
6.75% due 10/15/2029		275,000	264,688
Ineos Group Holdings PLC
8.50% due 02/15/2016		575,000	517,500
Lubrizol Corp.
4.625% due 10/01/2009		60,000	60,262
5.875% due 12/01/2008		195,000	195,754
Nalco Company
7.75% due 11/15/2011		225,000	227,250
Terra Capital, Inc., Series B
7.00% due 02/01/2017		325,000	320,938

			1,962,943

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Coal - 0.13%
Alpha Natural Resources LLC
10.00% due 06/01/2012		$475,000	$503,500
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	457,188
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	384,375

			1,345,063
Commercial Services - 0.27%
Aramak Corp.
5.00% due 06/01/2012		200,000	173,000
Aramak Services, Inc.
8.4113% due 02/01/2015 (b)		1,600,000	1,552,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	511,875
Rental Service Corp.
9.50% due 12/01/2014		425,000	394,187
Rentokil Initial PLC, Series EMTN
4.625% due 03/27/2014	EUR	50,000	70,540

			2,701,602
Computers & Business Equipment - 0.15%
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$250,000	255,938
Cisco Systems, Inc.
5.25% due 02/22/2011		220,000	225,701
Hewlett-Packard Company
5.25% due 03/01/2012		250,000	257,534
International Business Machines Corp., MTN
3.80% due 02/01/2008		180,000	179,595
Unisys Corp.
6.875% due 03/15/2010		225,000	213,750
7.875% due 04/01/2008		325,000	324,187
8.00% due 10/15/2012		75,000	67,313
Xerox Corp.
5.50% due 05/15/2012		40,000	40,731

			1,564,749
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	100,500
Containers & Glass - 0.57%
AEP Industries, Inc.
7.875% due 03/15/2013		400,000	390,000
Ball Corp.
6.875% due 12/15/2012		575,000	585,062
Berry Plastics Holding Corp.
8.875% due 09/15/2014		650,000	627,250
9.56938% due 09/15/2014 (b)		150,000	144,000
10.25% due 03/01/2016		250,000	221,250
BWAY Corp.
10.00% due 10/15/2010		500,000	502,500
Clondalkin Acquisition BV
7.6944% due 12/15/2013 (b)		275,000	259,875
Graphic Packaging International Corp.
8.50% due 08/15/2011		300,000	295,500
9.50% due 08/15/2013		75,000	74,250

The accompanying notes are an integral part of the financial statements.
227

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Containers & Glass (continued)
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014	$500,000	$496,250
8.25% due 05/15/2013	275,000	284,625
Plastipak Holdings, Inc.
8.50% due 12/15/2015	400,000	402,000
Sealed Air Corp.
5.375% due 04/15/2008	230,000	229,603
Silgan Holdings, Inc.
6.75% due 11/15/2013	375,000	365,625
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	400,000	384,000
8.375% due 07/01/2012	400,000	391,000
Stone Container Finance
7.375% due 07/15/2014	125,000	116,250

		5,769,040
Crude Petroleum & Natural Gas - 0.82%
Amerada Hess Corp.
7.375% due 10/01/2009	75,000	79,197
AmeriGas Partners LP
7.125% due 05/20/2016	25,000	24,000
7.25% due 05/20/2015	825,000	800,250
Atlantic Richfield Corp.
9.125% due 03/01/2011	105,000	119,286
Chaparral Energy, Inc.
8.50% due 12/01/2015	275,000	243,375
Chesapeake Energy Corp.
6.50% due 08/15/2017	1,355,000	1,300,800
6.875% due 11/15/2020	475,000	454,813
Compton Petroleum Finance Corp.
7.625% due 12/01/2013	600,000	561,000
Denbury Resources, Inc.
7.50% due 04/01/2013	300,000	305,250
7.50% due 12/15/2015	375,000	379,688
EnCana Corp.
4.60% due 08/15/2009	120,000	119,577
5.90% due 12/01/2017	300,000	303,426
6.50% due 08/15/2034	45,000	45,752
Encore Acquisition Company
7.25% due 12/01/2017	525,000	500,063
Hess Corp.
6.65% due 08/15/2011	325,000	345,583
7.875% due 10/01/2029	298,000	357,226
Hilcorp Energy I LP
7.75% due 11/01/2015	650,000	628,875
OPTI Canada, Inc.
7.875% due 12/15/2014	515,000	502,125
8.25% due 12/15/2014	150,000	147,750
Petrobras International Finance Company
5.875% due 03/01/2018	260,000	265,850
PetroHawk Energy Corp.
9.125% due 07/15/2013	400,000	420,000
Southern Natural Gas Company
5.90% due 04/01/2017	99,000	99,215

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
W&T Offshore, Inc.
8.25% due 06/15/2014		$400,000	$376,000

			8,379,101
Diversified Financial Services - 0.04%
International Lease Finance Corp., Series MTN
5.30% due 05/01/2012		375,000	375,039
Domestic Oil - 0.45%
ConocoPhillips Company
5.30% due 04/15/2012		275,000	283,169
5.90% due 10/15/2032		180,000	185,956
Devon Financing Corp., ULC
6.875% due 09/30/2011		625,000	672,574
7.875% due 09/30/2031		295,000	359,004
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		240,000	234,864
5.15% due 09/01/2014		395,000	394,172
EOG Resources, Inc.
5.875% due 09/15/2017		185,000	192,046
Forest Oil Corp.
7.25% due 06/15/2019		675,000	668,250
8.00% due 12/15/2011		400,000	414,000
Marathon Oil Corp.
6.60% due 10/01/2037		80,000	83,090
Range Resources Corp.
6.375% due 03/15/2015		650,000	633,750
7.50% due 05/15/2016		25,000	25,313
7.50% due 10/01/2017		450,000	454,500

			4,600,688
Drugs & Health Care - 0.02%
Wyeth
5.95% due 04/01/2037		205,000	205,831
Educational Services - 0.15%
AAC Group Holding Corp.
zero coupon, Step up to 10.25% on
10/01/2008 due 10/01/2012		200,000	172,000
Education Management Corp.
10.25% due 06/01/2016		1,350,000	1,377,000

			1,549,000
Electrical Equipment - 0.06%
General Cable Corp
7.60563% due 04/01/2015 (b)		200,000	193,000
General Cable Corp.
7.125% due 04/01/2017		225,000	221,625
Schneider Electric SA, Series EMTN
4.50% due 01/17/2014	EUR	100,000	142,241

			556,866
Electrical Utilities - 1.20%
AES Corp.
8.875% due 02/15/2011		$275,000	285,312
9.375% due 09/15/2010		100,000	104,125
Alabama Power Company
5.22% due 08/25/2009 (b)		120,000	119,888

The accompanying notes are an integral part of the financial statements.
228

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
AmerenUE
5.40% due 02/01/2016		$285,000	$282,793
Appalachian Power Company
6.375% due 04/01/2036		170,000	169,252
Black Hills Corp.
6.50% due 05/15/2013		235,000	239,433
CE Electric UK Funding Company
6.995% due 12/30/2007		200,000	200,418
CenterPoint Energy Transition Bond Company,
LLC, Series A-2
4.97% due 08/01/2014		175,000	176,718
CenterPoint Energy, Inc., Series B
5.875% due 06/01/2008		110,000	110,137
7.25% due 09/01/2010		205,000	218,191
CMS Energy Corp.
8.50% due 04/15/2011		50,000	53,827
Consumers Energy Company
5.80% due 09/15/2035		100,000	94,620
Dominion Resources, Inc.
4.125% due 02/15/2008		65,000	64,844
E.ON International Finance BV, Series EMTN
5.125% due 10/02/2012	EUR	90,000	132,255
Edison SpA, EMTN
5.125% due 12/10/2010		45,000	66,252
El Paso Electric Company
6.00% due 05/15/2035		$245,000	236,750
Elia System Operator SA
4.75% due 05/13/2014	EUR	68,000	99,140
Enbw International Finance BV, EMTN
5.875% due 02/28/2012		36,000	54,827
Energy Future Holdings Corp.
10.875% due 11/01/2017		$1,350,000	1,323,000
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017		1,200,000	1,173,000
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	34,869
Florida Power Corp.
6.35% due 09/15/2037		220,000	235,141
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	403,001
Midamerican Energy Holdings
6.125% due 04/01/2036		220,000	219,009
Monongahela Power Company
5.70% due 03/15/2017		265,000	269,402
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	30,562
National Power Corp.
9.265% due 08/23/2011 (b)		$200,000	216,000
National Power Corp., Series REGS
6.875% due 11/02/2016		100,000	101,284
Nevada Power Company
5.875% due 01/15/2015		45,000	45,274
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	252,723
Orion Power Holdings, Inc.
12.00% due 05/01/2010		525,000	572,250

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Pacific Gas & Electric Company
4.80% due 03/01/2014		$235,000	$228,590
6.05% due 03/01/2034		50,000	49,488
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	84,433
Reliant Energy, Inc.
6.75% due 12/15/2014		600,000	598,500
RWE Finance BV, EMTN
5.375% due 04/18/2008	EUR	33,000	48,347
6.375% due 06/03/2013	GBP	150,000	315,807
Scottish Power UK PLC
8.375% due 02/20/2017		39,000	94,350
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	131,192
8.625% due 03/15/2014		400,000	426,001
Southern California Edison Company
4.65% due 04/01/2015		275,000	266,877
Southern Company., Series A
5.30% due 01/15/2012		95,000	96,695
Tampa Electric Company
6.15% due 05/15/2037		230,000	230,363
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012		820,000	836,427
TECO Energy, Inc.
7.00% due 05/01/2012		90,000	94,264
Tri-State Generation & Transmission Association
6.04% due 01/31/2018		96,412	97,686
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	52,142
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	229,264
5.10% due 11/30/2012		210,000	210,319
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	176,412
Western Power Distribution Holdings, Ltd.
6.875% due 12/15/2007		160,000	160,053
Wisconsin Electric Power Company
3.50% due 12/01/2007		120,000	120,000
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	31,720

			12,163,227
Electronics - 0.17%
Celestica, Inc.
7.875% due 07/01/2011		425,000	411,188
Flextronics International, Ltd.
6.50% due 05/15/2013		200,000	194,500
L-3 Communications Corp., Series B
6.375% due 10/15/2015		825,000	816,750
Sanmina-SCI Corp.
8.4444% due 06/15/2010 (b)		325,000	325,000

			1,747,438
Energy - 1.18%
Baker Hughes, Inc.
6.00% due 02/15/2009		280,000	285,577

The accompanying notes are an integral part of the financial statements.
229

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Energy (continued)
Bristow Group Inc
7.50% due 09/15/2017	$250,000	$250,938
Cimarex Energy Company
7.125% due 05/01/2017	100,000	98,000
Copano Energy LLC
8.125% due 03/01/2016	550,000	550,000
Duke Capital LLC
6.25% due 02/15/2013	155,000	163,165
Duke Capital LLC, Series B
6.75% due 07/15/2018	90,000	96,663
Dynegy Holdings, Inc.
7.50% due 06/01/2015	575,000	529,000
7.75% due 06/01/2019	1,725,000	1,552,500
Enbridge, Inc.
5.60% due 04/01/2017	205,000	205,159
Encore Acquisition Company
6.25% due 04/15/2014	275,000	254,375
Enterprise Products Operating LP
4.95% due 06/01/2010	490,000	493,762
6.30% due 09/15/2017	215,000	221,290
Ferrellgas Partners LP
8.75% due 06/15/2012	750,000	765,000
Florida Power & Light Company
6.20% due 06/01/2036	110,000	115,654
Gaz Capital for Gazprom, Series REGS
7.288% due 08/16/2037	840,000	864,217
Mirant North America LLC
7.375% due 12/31/2013	375,000	375,937
Niagara Mohawk Power Corp., Series G
7.75% due 10/01/2008	50,000	51,105
Northwest Pipeline Corp.
5.95% due 04/15/2017	65,000	66,300
NRG Energy, Inc.
7.25% due 02/01/2014	400,000	391,000
7.375% due 02/01/2016	1,855,000	1,817,900
Pemex Project Funding Master Trust, Series REGS
5.75% due 03/01/2018	240,000	241,104
Plains Exploration & Production Company
7.00% due 03/15/2017	650,000	617,500
Progress Energy, Inc.
5.625% due 01/15/2016	400,000	402,742
Reliant Energy, Inc.
7.625% due 12/31/2014	400,000	386,000
7.875% due 12/31/2017	325,000	314,844
Sempra Energy
7.95% due 03/01/2010	100,000	107,118
Valero Energy Corp.
6.125% due 06/15/2017	490,000	505,409
Venoco, Inc.
8.75% due 12/15/2011	75,000	74,438
XTO Energy, Inc.
6.75% due 08/01/2037	145,000	154,506

		11,951,203
Financial Services - 3.03%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)	200,000	184,548

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
AGY Holding Corp.
11.00% due 11/15/2014		$250,000	$241,250
Altria Finance Cayman Islands, Ltd.
5.625% due 06/24/2008	EUR	61,000	89,454
American Express Credit Corp., EMTN
3.625% due 10/13/2009		55,000	79,207
American General Finance Corp., Series I, MTN
5.40% due 12/01/2015		$250,000	243,362
American Honda Finance Corp.
4.50% due 05/26/2009		365,000	366,492
Arch Western Finance LLC
6.75% due 07/01/2013		425,000	411,188
Bank Nederlandse Gemeenten, Series EMTN
4.625% due 09/13/2012	EUR	925,000	1,370,252
Bear Stearns Companies, Inc.
4.00% due 01/31/2008		$150,000	149,378
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		170,000	168,803
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		355,000	388,115
Canada Housing Trust
4.80% due 06/15/2012	CAD	1,030,000	1,057,698
Capital One Capital IV
6.745% due 02/17/2037 (b)		$425,000	316,082
Caterpillar Financial Services Corp.
4.50% due 06/15/2009		125,000	125,790
Caterpillar Financial Services Corp., Series MTN
5.85% due 09/01/2017		165,000	172,096
Caterpillar Financial Services Corp., MTN, Series F
4.50% due 09/01/2008		140,000	139,403
CIT Group, Inc.
7.625% due 11/30/2012		221,000	222,945
CIT Group, Inc., GMTN
4.25% due 09/22/2011	EUR	50,000	64,251
CIT Group, Inc., MTN
5.0188% due 08/15/2008 (b)		$115,000	113,909
Citigroup, Inc.
3.625% due 02/09/2009		130,000	128,624
3.875% due 05/21/2010	EUR	75,000	107,604
4.75% due 02/10/2019 (b)		50,000	68,253
5.00% due 09/15/2014		$175,000	168,005
5.50% due 08/27/2012		220,000	223,771
Citigroup, Inc., Series EMTN
3.50% due 08/05/2015	EUR	60,000	77,142
Clarendon Alumina Production, Ltd., Series REGS
8.50% due 11/16/2021		$100,000	103,750
Countrywide Financial Corp.
4.50% due 06/15/2010		135,000	100,888
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	405,374
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		300,000	304,129
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	174,757
ERP Operating LP
3.85% due 08/15/2026		15,000	14,279

The accompanying notes are an integral part of the financial statements.
230

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company
5.80% due 01/12/2009		$330,000	$314,004
6.8125% due 01/15/2010 (b)		100,000	94,025
7.375% due 10/28/2009		135,000	127,818
9.6925% due 04/15/2012 (b)		1,725,000	1,707,829
Franklin Resources, Inc.
3.70% due 04/15/2008		60,000	59,744
Fund American Companies, Inc.
5.875% due 05/15/2013		205,000	209,661
GATX Financial Corp.
5.50% due 02/15/2012		275,000	282,396
GE Capital European Funding, Series EMTN
3.50% due 02/14/2013	EUR	160,000	220,495
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	291,700
General Electric Capital Corp.
6.125% due 02/22/2011		$220,000	232,186
General Electric Capital Corp., Series MTN
5.25% due 10/19/2012		400,000	409,932
5.625% due 09/15/2017		335,000	345,737
General Electric Capital Corp., Series REGS
4.625% due 09/15/2066 (b)	EUR	135,000	182,509
General Electric Capital Corp., Series A, MTN
6.00% due 06/15/2012		$660,000	695,439
General Motors Acceptance Corp.
5.625% due 05/15/2009		394,000	372,461
6.875% due 08/28/2012		500,000	425,071
6.875% due 09/15/2011		300,000	262,111
7.25% due 03/02/2011		375,000	332,135
GIE Suez Alliance, EMTN
5.125% due 06/24/2015	EUR	82,000	121,365
Global Cash Access LLC
8.75% due 03/15/2012		$525,000	473,813
GMAC LLC, Series EMTN
5.75% due 09/27/2010	EUR	40,000	47,350
Goldman Sachs Group LP
4.50% due 06/15/2010		$315,000	314,848
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	102,056
6.345% due 02/15/2034		$789,000	700,619
6.60% due 01/15/2012		150,000	159,503
6.75% due 10/01/2037		335,000	332,841
GTB Finance B.V.
8.50% due 01/29/2012		250,000	238,750
Hartford Financial Services Group, Inc.
5.25% due 10/15/2011		260,000	264,039
5.375% due 03/15/2017		255,000	249,493
HBOS PLC
5.92% due 10/01/2015 (b)		400,000	357,319
Hexion U.S. Finance Corp/Hexion Nova Scotia
Finance ULC
9.36875% due 11/15/2014 (b)		225,000	229,500
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.75% due 11/15/2014		450,000	483,750

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
HSBC Finance Corp.
4.125% due 11/16/2009		$150,000	$147,964
HSBC USA, Inc.
4.625% due 04/01/2014		100,000	95,543
International Lease Finance Corp., EMTN
4.125% due 10/09/2008	EUR	70,000	101,706
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011		$225,000	227,160
iPayment Investors LP
11.625% due 07/15/2014 (b)		368,248	382,978
iPayment, Inc.
9.75% due 05/15/2014		400,000	382,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	175,915
6.25% due 01/15/2036		260,000	230,934
John Deere Capital Corp.
3.90% due 01/15/2008		85,000	84,842
John Deere Capital Corp., Series MTN
5.50% due 04/13/2017		130,000	132,795
JP Morgan Chase & Company
6.25% due 01/15/2009		315,000	320,900
JP Morgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	56,039
4.375% due 11/12/2019 (b)		150,000	198,164
JP Morgan Chase Capital XXII, Series V
6.45% due 02/02/2037		$195,000	168,675
JP Morgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		115,000	106,203
JSG Funding PLC
7.75% due 04/01/2015		275,000	261,250
KAR Holdings, Inc.
8.91125% due 05/01/2014 (b)		250,000	227,500
10.00% due 05/01/2015		650,000	589,875
Lehman Brothers Holdings, Inc., Series EMTN
4.625% due 03/14/2019 (b)	EUR	150,000	193,037
Lehman Brothers Holdings, Inc., Series MTNG
3.95% due 11/10/2009		$325,000	319,287
Local TV Finance LLC
9.25% due 06/15/2015		200,000	189,500
Lukoil International Finance BV, Series REGS
6.656% due 06/07/2022		125,000	115,625
Mangrove Bay Pass Through Trust
6.102% due 07/15/2033 (b)		200,000	192,122
MBNA America Bank NA, EMTN
4.625% due 08/03/2009		300,000	300,494
MBNA Europe Funding Plc, EMTN
4.50% due 01/23/2009	EUR	33,000	48,238
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	303,450
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	68,000	91,657
Merrill Lynch & Company, Inc., Series CPI
3.13010% due 03/02/2009 (b)		$150,000	144,845
Metropolitan Life Global Funding
5.125% due 11/09/2011		435,000	446,513

The accompanying notes are an integral part of the financial statements.
231

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Mizuho Capital Investment 1, Ltd.
6.686% due 03/29/2049 (b)		$126,000	$113,210
Morgan Stanley
4.00% due 01/15/2010		300,000	294,584
Morgan Stanley, Series GMTN
5.125% due 11/30/2015	GBP	100,000	184,889
National Rural Utilities Cooperative Finance Corp.
3.875% due 02/15/2008		$200,000	199,424
4.375% due 10/01/2010		100,000	99,761
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	75,549
Nell AF SARL
8.375% due 08/15/2015		$75,000	63,188
Nexstar Finance Holdings LLC
zero coupon, Step up to 11.375% on
04/01/2008 due 04/01/2013		600,000	594,000
Nexstar Finance, Inc.
7.00% due 01/15/2014		275,000	255,063
Nisource Finance Corp.
5.585% due 11/23/2009 (b)		140,000	138,481
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010		120,000	121,190
Nuveen Investments, Inc.
10.50% due 11/15/2015		375,000	372,188
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		525,000	372,750
PNC Funding Corp.
4.20% due 03/10/2008		250,000	249,227
RBS Global, Inc.
9.50% due 08/01/2014		1,025,000	1,014,750
11.75% due 08/01/2016		100,000	100,000
Red Arrow International Leasing PLC
8.375% due 03/31/2012	RUB	1,769,201	72,442
SLM Corp., Series CPI
3.10% due 04/01/2009 (b)		$365,000	344,899
Sovereign Capital Trust VI
7.908% due 06/13/2036		245,000	260,974
Stallion Oilfield Finance Service Corp.
9.75% due 02/01/2015		75,000	69,000
Sun Life Financial Global Funding LP
5.4931% due 10/06/2013 (b)		250,000	250,519
Torchmark Corp.
6.375% due 06/15/2016		230,000	252,069
Toyota Motor Credit Corp.
2.875% due 08/01/2008		235,000	231,136
UBS AG/Jersey, Series EMTN
4.50% due 09/16/2019 (b)	EUR	140,000	192,329
USI Holdings Corp.
8.74375% due 11/15/2014		$250,000	223,750

			30,801,881
Food & Beverages - 0.31%
B&G Foods Holding Corp.
8.00% due 10/01/2011		500,000	485,000
Casino Guichard Perrachon SA, Series EMTN
4.875% due 04/10/2014	EUR	100,000	139,185

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Food & Beverages (continued)
Del Monte Corp.
8.625% due 12/15/2012		$325,000	$328,250
General Mills, Inc., MTN
6.378% due 10/15/2008		215,000	216,709
McCormick & Company, Inc.
5.20% due 12/15/2015		430,000	440,489
5.80% due 07/15/2011		130,000	137,371
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	110,018
McDonald's Corp.
5.30% due 03/15/2017		205,000	203,797
Panamerican Beverages, Inc.
7.25% due 07/01/2009		35,000	36,460
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	53,794
SABMiller PLC
6.20% due 07/01/2011		605,000	633,413
Tesco PLC, Series EMTN
5.50% due 12/13/2019	GBP	100,000	199,928
William Wrigley Jr. Company
4.65% due 07/15/2015		$60,000	58,093
YUM Brands, Inc.
7.65% due 05/15/2008		125,000	126,299

			3,168,806

Foreign Bonds - 0.01%
Santa Fe de Bogota DC, Series REGS
9.75% due 07/26/2028	COP	240,000,000	112,385
Forest Products - 0.05%
Verso Paper Holdings LLC and Verson Paper Inc,
Series B
8.66125% due 08/01/2014 (b)		$425,000	416,500
Weyerhaeuser Company
7.375% due 03/15/2032		90,000	90,412

			506,912

Gas & Pipeline Utilities - 0.41%
Atmos Energy Corp.
4.00% due 10/15/2009		230,000	226,313
5.95% due 10/15/2034		40,000	37,663
Boardwalk Pipelines LLC
5.50% due 02/01/2017		90,000	89,546
Colorado Interstate Gas Company
5.95% due 03/15/2015		150,000	150,704
Duke Capital LLC
7.50% due 10/01/2009		130,000	136,117
El Paso Natural Gas
5.95% due 04/15/2017		99,000	99,217
Kinder Morgan Finance Company, ULC
5.70% due 01/05/2016		480,000	429,153
Kinder Morgan, Inc.
6.50% due 09/01/2012		170,000	167,502
National Gas Company
6.05% due 01/15/2036		105,000	103,347
National Gas Company of Trinidad & Tobago, Ltd.,
Series REGS
6.05% due 01/15/2036		100,000	97,317

The accompanying notes are an integral part of the financial statements.
232

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Panhandle Eastern Pipe Line Company
4.80% due 08/15/2008	$155,000	$154,197
Piedmont Natural Gas Company
6.00% due 12/19/2033	15,000	14,690
Praxair, Inc.
5.20% due 03/15/2017	205,000	205,432
Sabine Pass LNG LP
7.50% due 11/30/2016	400,000	378,000
Southern California Gas Company
5.75% due 11/15/2035	230,000	227,218
Sunoco, Inc.
4.875% due 10/15/2014	30,000	28,976
5.75% due 01/15/2017	240,000	239,478
Williams Companies, Inc.
7.75% due 06/15/2031	550,000	607,750
8.125% due 03/15/2012	600,000	654,000
8.75% due 03/15/2032	25,000	30,188
Williams Companies, Inc., Series A
7.50% due 01/15/2031	125,000	135,625

		4,212,433
Healthcare Products - 0.14%
Bausch & Lomb, Inc.
9.875% due 11/01/2015	375,000	379,688
Invacare Corp.
9.75% due 02/15/2015	325,000	323,375
Medtronic, Inc., Series B
4.375% due 09/15/2010	145,000	145,453
4.75% due 09/15/2015	330,000	318,730
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	200,000	197,000
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	100,000	100,000

		1,464,246
Healthcare Services - 0.29%
Cardinal Health, Inc.
5.49875% due 10/02/2009	260,000	260,393
Centene Corp.
7.25% due 04/01/2014	225,000	219,375
CRC Health Corp.
10.75% due 02/01/2016	125,000	131,250
DaVita, Inc.
6.625% due 03/15/2013	275,000	266,750
7.25% due 03/15/2015	550,000	534,875
United Surgical Partners International, Inc.
9.25% due 05/01/2017	275,000	264,688
UnitedHealth Group, Inc.
5.375% due 03/15/2016	325,000	327,671
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	575,000	544,812
WellPoint, Inc.
4.25% due 12/15/2009	40,000	39,520
5.00% due 01/15/2011	395,000	400,448

		2,989,782

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Holdings Companies/Conglomerates - 0.11%
ERP Operating LP
5.25% due 09/15/2014		$190,000	$185,592
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	93,653
Visant Corp.
7.625% due 10/01/2012		$325,000	325,000
Visant Holding Corp.
zero coupon, Step up to 10.25% on
12/01/2008 due 12/01/2013		600,000	552,000

			1,156,245
Homebuilders - 0.14%
Centex Corp.
4.55% due 11/01/2010		150,000	130,784
5.45% due 08/15/2012		260,000	228,139
D.R. Horton, Inc.
6.50% due 04/15/2016		250,000	219,519
Lennar Corp., Series B
5.60% due 05/31/2015		395,000	307,748
5.95% due 10/17/2011		25,000	21,125
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	56,756
NVR, Inc.
5.00% due 06/15/2010		115,000	117,494
Pulte Homes, Inc.
4.875% due 07/15/2009		70,000	63,000
5.20% due 02/15/2015		325,000	265,394
Ryland Group, Inc.
5.375% due 01/15/2015		20,000	17,520

			1,427,479
Hotels & Restaurants - 0.21%
Harrah's Operating Company, Inc.
5.50% due 07/01/2010		925,900	877,290
O'Charleys, Inc.
9.00% due 11/01/2013		250,000	247,500
OSI Restaurant Partners, Inc.
10.00% due 05/15/2015		750,000	598,125
Real Mex Restaurants, Inc.
10.00% due 04/01/2010		165,000	161,700
Restaurant Company
10.00% due 10/01/2013		275,000	210,375

			2,094,990
Household Appliances - 0.01%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	147,385
Household Products - 0.08%
Simmons Bedding Company
7.875% due 01/15/2014		325,000	303,875
Yankee Acquisition Corp., Series B
9.75% due 02/15/2017		75,000	69,187
Yankee Acquisition Corp/MA, Series B
8.50% due 02/15/2015		475,000	439,375

			812,437

The accompanying notes are an integral part of the financial statements.
233

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Industrial Machinery - 0.05%
Atlas Copco AB, Series EMTN
4.75% due 06/05/2014	EUR	80,000	$116,011
Stewart & Stevenson LLC
10.00% due 07/15/2014		$375,000	375,938

			491,949
Insurance - 0.65%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		240,000	236,227
5.875% due 06/15/2014		150,000	151,657
Alliant Holdings I, Inc.
11.00% due 05/01/2015		175,000	166,250
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	101,565
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	150,000	191,437
ASIF II, EMTN
5.625% due 02/01/2012	GBP	159,000	317,028
Genworth Financial, Inc.
5.75% due 06/15/2014		$380,000	387,572
6.15% due 11/15/2066 (b)		156,000	143,226
Highmark, Inc.
6.80% due 08/15/2013		225,000	246,783
HUB International Holdings Inc
9.00% due 12/15/2014		800,000	720,000
HUB International Holdings, Inc.
10.25% due 06/15/2015		500,000	428,750
Lincoln National Corp.
6.05% due 04/20/2067 (b)		145,000	137,365
MetLife, Inc.
6.40% due 12/15/2036 (b)		260,000	238,990
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	57,503
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	137,620
Nationwide Mutual Insurance Company
6.60% due 04/15/2034		$135,000	139,454
New York Life Global Funding
4.625% due 08/16/2010		235,000	240,647
New York Life Global Funding, Series EMTN
4.375% due 01/19/2017	EUR	100,000	140,047
NLV Financial Corp.
7.50% due 08/15/2033		$285,000	305,253
Ohio National Financial Services, Inc.
6.35% due 04/01/2013		15,000	16,171
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	174,324
5.50% due 05/14/2009	EUR	39,000	57,175
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	172,650
Principal Life Global Funding I
5.25% due 01/15/2013		190,000	195,915
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	40,955
Principal Financial Global Funding LLC, EMTN
4.50% due 01/22/2009	EUR	39,000	56,845

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Funding LLC, MTN
6.60% due 05/15/2008		$150,000	$150,499
RLI Corp.
5.95% due 01/15/2014		20,000	20,986
Security Benefit Life Insurance Company
7.45% due 10/01/2033		95,000	99,966
The Travelers Companies, Inc.
6.25% due 03/15/2037 (b)		260,000	246,516
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		170,000	177,200
Travelers Property Casualty Corp.
3.75% due 03/15/2008		40,000	39,774

Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	159,000	327,105
USI Holdings Corp.
9.75% due 05/15/2015		$225,000	187,875
Willis North America, Inc.
6.20% due 03/28/2017		195,000	195,388

			6,646,718
International Oil - 0.27%
Canadian Natural Resources, Ltd.
6.45% due 06/30/2033		75,000	76,821
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034		175,000	218,750
Newfield Exploration Company
6.625% due 09/01/2014		35,000	34,300
Pemex Project Funding Master Trust
6.9944% due 06/15/2010 (b)		395,000	398,950
Pemex Project Funding Master Trust, Series REGS
6.25% due 08/05/2013	EUR	150,000	228,381
Petro-Canada
5.95% due 05/15/2035		$265,000	259,448
Petroleos de Venezuela SA
5.25% due 04/12/2017		905,000	620,830
5.375% due 04/12/2027		700,000	407,260
PF Export Receivables Master Trust
6.436% due 06/01/2015		62,537	63,059
XTO Energy, Inc.
5.65% due 04/01/2016		200,000	202,630
YPF SA, MTN, Series C
10.00% due 11/02/2028		220,000	250,800

			2,761,229
Investment Companies - 0.06%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	99,912
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$290,000	259,701
Xstrata Finance Canada Ltd, Series EMTN
5.25% due 06/13/2017	EUR	80,000	111,109
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011		$180,000	184,376

			655,098

The accompanying notes are an integral part of the financial statements.
234

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Leisure Time - 0.49%
AMC Entertainment, Inc.
11.00% due 02/01/2016		$175,000	$183,313
Chukchansi Economic Development Authority
8.2375% due 11/15/2012 (b)		150,000	146,250
Festival Fun Parks LLC
10.875% due 04/15/2014		100,000	100,750
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015		300,000	265,500
International Speedway Corp.
4.20% due 04/15/2009		90,000	89,685
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014		175,000	176,750
Lottomatica SpA
4.80% due 12/22/2008	EUR	30,000	43,666
MGM Mirage, Inc.
6.00% due 10/01/2009		$275,000	272,250
8.50% due 09/15/2010		325,000	337,187
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		200,000	190,000
9.75% due 04/01/2010		125,000	125,000
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012		125,000	126,250
Pokagon Gaming Authority
10.375% due 06/15/2014		650,000	695,500
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	99,479
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015		450,000	441,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	352,800
Travelport LLC
9.74875% due 09/01/2014 (b)		75,000	73,500
11.875% due 09/01/2016		550,000	583,000
Wynn Las Vegas LLC
6.625% due 12/01/2014		725,000	703,250

			5,005,130
Liquor - 0.00%
Anheuser-Busch Companies, Inc.
5.50% due 01/15/2018		40,000	40,187
Manufacturing - 0.27%
3M Company, MTN
5.125% due 11/06/2009		95,000	97,105
5.70% due 03/15/2037		225,000	228,525
Cooper US, Inc.
6.10% due 07/01/2017		205,000	219,561
General Dynamics Corp.
4.50% due 08/15/2010		310,000	312,276
Harland Clarke Holdings Corp.
9.61875% due 05/15/2015 (b)		250,000	210,000
Koppers Holdings, Inc.
zero coupon, Step up to 9.875% on
11/15/2009 due 11/15/2014		650,000	552,500
Koppers, Inc.
9.875% due 10/15/2013		100,000	105,000

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Manufacturing (continued)
Rafaella Apparel Group, Inc., Series B
11.25% due 06/15/2011	$267,000	$256,320
Sally Holdings LLC
9.25% due 11/15/2014	425,000	422,875
Susser Holdings LLC
10.625% due 12/15/2013	142,000	148,390
Trinity Industries, Inc.
6.50% due 03/15/2014	150,000	147,000

		2,699,552
Medical-Hospitals - 0.41%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,175,000	2,196,750
HCA, Inc.
9.25% due 11/15/2016	1,725,000	1,785,375
HCA, Inc., PIK
9.625% due 11/15/2016	125,000	130,000

		4,112,125
Metal & Metal Products - 0.12%
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015	675,000	614,250
Hawk Corp.
8.75% due 11/01/2014	331,000	335,965
PNA Group, Inc.
10.75% due 09/01/2016	150,000	144,000
Steel Dynamics, Inc.
6.75% due 04/01/2015	140,000	133,700

		1,227,915
Mining - 0.46%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	525,000	560,438
8.375% due 04/01/2017	2,805,000	3,029,400
Placer Dome, Inc.
6.45% due 10/15/2035	315,000	324,163
Rio Tinto Finance USA, Ltd.
2.625% due 09/30/2008	140,000	137,072
Vale Overseas, Ltd.
6.25% due 01/23/2017	385,000	391,171
6.875% due 11/21/2036	250,000	259,878

		4,702,122
Office Furnishings & Supplies - 0.05%
ACCO Brands Corp.
7.625% due 08/15/2015	200,000	179,000
Interface, Inc.
9.50% due 02/01/2014	25,000	26,000
10.375% due 02/01/2010	300,000	314,250

		519,250
Paper - 0.35%
Boise Cascade LLC
7.125% due 10/15/2014	485,000	469,237
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013	80,000	78,575
8.625% due 08/15/2010	220,000	241,421
Domtar Corp.
5.375% due 12/01/2013	175,000	156,625

The accompanying notes are an integral part of the financial statements.
235

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Domtar Corp. (continued)
7.125% due 08/15/2015		$450,000	$434,250
9.50% due 08/01/2016		50,000	53,000
Georgia-Pacific Corp.
7.00% due 01/15/2015		475,000	456,000
7.125% due 01/15/2017		450,000	430,875
8.125% due 05/15/2011		300,000	305,250
Jefferson Smurfit Corp.
8.25% due 10/01/2012		200,000	198,000
NewPage Corp.
10.00% due 05/01/2012		200,000	204,000
12.00% due 05/01/2013		250,000	261,250
Quebecor World, Inc.
9.75% due 01/15/2015		325,000	258,375

			3,546,858
Petroleum Services - 0.19%
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		100,000	100,750
7.75% due 05/15/2017		500,000	502,500
Complete Production Services, Inc.
8.00% due 12/15/2016		400,000	380,000
Gaz Capital for Gazprom, Series EMTN
4.56% due 12/09/2012	EUR	150,000	201,580
Halliburton Company
5.50% due 10/15/2010		$375,000	387,175
Key Energy Services, Inc.
8.375% due 12/01/2014		225,000	225,563
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	127,463

			1,925,031
Pharmaceuticals - 0.14%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	94,453
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	199,690
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,364
Johnson & Johnson
4.75% due 11/06/2019	EUR	50,000	72,651
Omnicare, Inc.
6.75% due 12/15/2013		$350,000	322,000
6.875% due 12/15/2015		375,000	345,000
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016		310,000	312,035

			1,426,193
Publishing - 0.40%
Haights Cross Operating Company
11.75% due 08/15/2011		300,000	309,000
Idearc, Inc.
8.00% due 11/15/2016		2,055,000	1,921,425
Medianews Group, Inc.
6.375% due 04/01/2014		175,000	112,000
6.875% due 10/01/2013		275,000	178,750

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Publishing (continued)
Nielsen Finance LLC
10.00% due 08/01/2014	$175,000	$178,062
Quebecor World Capital Corp.
6.125% due 11/15/2013	300,000	235,500
Sun Media Corp.
7.625% due 02/15/2013	325,000	312,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on
07/15/2009 due 07/15/2015 (b)	500,000	388,125
Valassis Communications, Inc.
8.25% due 03/01/2015	475,000	403,750

		4,038,612

Railroads & Equipment - 0.16%
American Railcar Industries, Inc.
7.50% due 03/01/2014	600,000	570,000
Canadian National Railway Company
6.25% due 08/01/2034	64,000	66,040
Greenbrier Companies, Inc.
8.375% due 05/15/2015	400,000	381,000
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	125,000	131,875
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	28,711
6.00% due 04/30/2008	240,000	240,795
7.25% due 02/15/2031	35,000	39,662
Union Pacific Corp.
3.875% due 02/15/2009	125,000	123,928

		1,582,011

Real Estate - 0.43%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	46,328
AvalonBay Communities, Inc., MTN
6.625% due 09/15/2011	265,000	281,158
AvalonBay Communities, Inc., REIT
4.95% due 03/15/2013	60,000	59,521
6.125% due 11/01/2012	185,000	194,451
BF Saul, REIT
7.50% due 03/01/2014	150,000	142,500
Camden Property Trust, REIT
4.375% due 01/15/2010	90,000	89,464
Developers Diversified Realty Corp., REIT
3.875% due 01/30/2009	30,000	29,700
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	140,089
Felcor Lodging LP, REIT
8.50% due 06/01/2011	250,000	263,125
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	217,949
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	250,625
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	925,000	918,062
Kimco Realty Corp., MTN, REIT
4.904% due 02/18/2015	60,000	57,380

The accompanying notes are an integral part of the financial statements.
236

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate (continued)
Reckson Operating Partnership, REIT
6.00% due 03/31/2016	$210,000	$200,910
Regency Centers LP, REIT
5.875% due 06/15/2017	120,000	117,760
Simon Property Group LP, REIT
4.60% due 06/15/2010	235,000	233,950
5.75% due 12/01/2015	340,000	334,876
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	745,000	726,375
Vornado Realty LP, REIT
4.50% due 08/15/2009	35,000	34,863

		4,339,086
Retail - 0.26%
Bon-Ton Stores, Inc.
10.25% due 03/15/2014	425,000	340,000
Costco Wholesale Corp.
5.30% due 03/15/2012	180,000	184,759
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	135,000	131,570
Ferrellgas Escrow LLC
6.75% due 05/01/2014	125,000	121,250
Home Depot, Inc.
3.75% due 09/15/2009	115,000	112,763
5.20% due 03/01/2011	155,000	155,056
5.40% due 03/01/2016	220,000	208,484
JC Penney Company, Inc.
7.375% due 08/15/2008	100,000	101,161
Leslie's Poolmart
7.75% due 02/01/2013	350,000	330,750
Sunstate Equipment Company LLC
10.50% due 04/01/2013	450,000	418,500
Target Corp.
5.875% due 07/15/2016	405,000	407,893
7.50% due 08/15/2010	150,000	160,852

		2,673,038
Retail Grocery - 0.13%
Couche-Tard US LP
7.50% due 12/15/2013	650,000	643,500
Delhaize Group
6.50% due 06/15/2017	100,000	102,363
Safeway, Inc.
4.125% due 11/01/2008	65,000	64,125
The Kroger Company
8.05% due 02/01/2010	430,000	462,608

		1,272,596
Retail Trade - 0.35%
Fortune Brands, Inc.
5.125% due 01/15/2011	70,000	70,852
FTD, Inc.
7.75% due 02/15/2014	250,000	236,250
GSC Holdings Corp.
8.00% due 10/01/2012	1,150,000	1,196,000
J.C. Penney Company, Inc.
9.00% due 08/01/2012	400,000	456,415

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Retail Trade (continued)
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015		$500,000	$520,000
Payless Shoesource, Inc.
8.25% due 08/01/2013		25,000	23,250
The Pantry, Inc.
7.75% due 02/15/2014		375,000	346,875
Wal-Mart Stores, Inc.
4.75% due 01/29/2013	GBP	204,000	404,220
6.875% due 08/10/2009		$315,000	329,816

			3,583,678
Sanitary Services - 0.16%
Allied Waste North America, Inc.
6.875% due 06/01/2017		650,000	639,438
7.875% due 04/15/2013		225,000	231,187
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	765,000
Oakmont Asset Trust
4.514% due 12/22/2008		20,000	19,922
Waste Management, Inc.
7.375% due 05/15/2029		15,000	16,749

			1,672,296
Semiconductors - 0.39%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	394,687
Flextronics International, Ltd.
6.25% due 11/15/2014		250,000	237,812
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		750,000	685,313
9.56938% due 12/15/2014 (b)		425,000	379,313
10.125% due 12/15/2016		300,000	257,250
National Semiconductor Corp.
6.15% due 06/15/2012		300,000	310,019
NXP BV / NXP Funding LLC
7.9925% due 10/15/2013 (b)		650,000	614,250
9.50% due 10/15/2015		200,000	182,000
Spansion LLC
11.25% due 01/15/2016		275,000	250,250
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	100,000
7.50% due 07/19/2010		500,000	515,000

			3,925,894
Software - 0.07%
Oracle Corp.
5.00% due 01/15/2011		480,000	487,874
Serena Software, Inc.
10.375% due 03/15/2016		125,000	126,250
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	107,500

			721,624
Steel - 0.11%
Evraz Group SA, Series REGS
8.25% due 11/10/2015		100,000	99,630
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	156,750

The accompanying notes are an integral part of the financial statements.
237

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Steel (continued)
GTL Trade Finance Inc, Series REGS
7.25% due 10/20/2017		$125,000	$135,913
Metals USA, Inc.
11.125% due 12/01/2015		100,000	103,500
Ryerson, Inc.
12.00% due 11/01/2015		325,000	318,906
Tube City IMS Corp.
9.75% due 02/01/2015		275,000	261,250

			1,075,949
Supranational - 0.39%
African Development Bank, Series NGN
9.25% due 01/18/2008	NGN	9,700,000	81,727
Eurofima, EMTN
6.50% due 08/22/2011	AUD	515,000	443,286
European Investment Bank
8.75% due 08/25/2017	GBP	350,000	916,550
European Investment Bank, Series EMTN
4.75% due 10/15/2017	EUR	965,000	1,450,564
8.00% due 10/21/2013	ZAR	1,650,000	223,144
Inter-American Development Bank, Series MPLE
4.40% due 01/26/2026	CAD	750,000	706,805
International Bank for Reconstruction &
Development, Series GMTN
9.75% due 08/02/2010	ZAR	900,000	129,932

			3,952,008
Telecommunications Equipment &
Services - 1.21%
Alltel Corp
7.00% due 07/01/2012		$350,000	304,477
America Movil SAB de CV
5.625% due 11/15/2017		330,000	325,229
British Telecommunications PLC
8.00% due 12/07/2016	GBP	150,000	347,664
British Telecommunications PLC, Series EMTN
5.25% due 06/23/2014	EUR	100,000	144,401
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		$125,000	131,250
11.375% due 09/01/2012		50,000	52,500
Citizens Communications Company
6.25% due 01/15/2013		100,000	96,625
6.625% due 03/15/2015		575,000	547,688
7.125% due 03/15/2019		1,250,000	1,193,750
9.00% due 08/15/2031		625,000	629,687
Deutsche Telekom International Finance BV
3.875% due 07/22/2008		85,000	84,431
Digicel Group, Ltd.
8.875% due 01/15/2015		450,000	402,750
Digicel Group, Ltd., Series REGS
9.25% due 09/01/2012		125,000	125,625
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	274,312
France Telecom SA
7.75% due 03/01/2011		520,000	565,209
GCI, Inc.
7.25% due 02/15/2014		425,000	384,625

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telecommunications Equipment &
Services (continued)
Intelsat Subsidiary Holding Company, Ltd.
8.25% due 01/15/2013		$225,000	$227,250
iPCS, Inc.
7.03625% due 05/01/2013		450,000	418,500
8.16125% due 05/01/2014		400,000	368,000
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	80,692
6.00% due 03/15/2010		88,000	80,520
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	664,125
Orascom Telecom Finance SCA, Series REGS
7.875% due 02/08/2014		110,000	102,163
PAETEC Holding Corp.
9.50% due 07/15/2015		350,000	347,375
PanAmSat Corp.
9.00% due 08/15/2014		600,000	609,000
Royal KPN NV, Series EMTN
4.50% due 03/18/2013	EUR	80,000	112,517
SBC Communications, Inc.
5.625% due 06/15/2016		$550,000	558,057
6.45% due 06/15/2034		405,000	418,732
Suncom Wireless, Inc.
8.50% due 06/01/2013		525,000	547,313
Telefonaktiebolaget LM Ericsson, Series EMTN
5.375% due 06/27/2017	EUR	80,000	110,426
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014		$325,000	332,312
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	118,009
7.75% due 12/01/2030		265,000	314,676
West Corp.
9.50% due 10/15/2014		75,000	73,875
Wind Acquisition Finance SA
10.75% due 12/01/2015		450,000	486,000
Windstream Corp.
7.00% due 03/15/2019		425,000	402,688
Windstream Regatta Holdings, Inc.
11.00% due 12/01/2017		350,000	356,125

			12,338,578
Telephone - 0.81%
AT&T Corp.
7.30 due 11/15/2011 (b)		50,000	54,320
AT&T, Inc.
4.375% due 03/15/2013	EUR	100,000	141,380
5.08% due 11/14/2008 (b)		$100,000	99,780
5.30% due 11/15/2010		785,000	805,076
France Telecom SA, Series EMTN
7.25% due 01/28/2013	EUR	135,000	216,410
Nordic Telephone Company Holdings
8.25% due 05/01/2016		100,000	148,490
8.875% due 05/01/2016		$850,000	862,750
Qwest Corp.
6.50% due 06/01/2017		100,000	95,250
7.50% due 10/01/2014		600,000	607,500

The accompanying notes are an integral part of the financial statements.
238

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Qwest Corp. (continued)
7.875% due 09/01/2011		$100,000	$103,250
8.875% due 03/15/2012		150,000	161,062
8.9444% due 06/15/2013 (b)		125,000	128,438
Sprint Capital Corp.
6.90% due 05/01/2019		490,000	481,706
7.625% due 01/30/2011		120,000	124,589
8.375% due 03/15/2012		150,000	160,824
Sprint Nextel Corp
5.59813% due 06/28/2010 (b)		105,000	101,704
Telecom Italia Capital SA
4.00% due 01/15/2010		150,000	147,629
5.25% due 11/15/2013		380,000	374,885
Telecom Italia Finance SA, EMTN
5.875% due 01/24/2008	EUR	14,000	20,491
6.875% due 01/24/2013		190,000	297,624
7.25 due 04/20/2011		50,000	77,431
Telefonica Emisiones SAU
5.984% due 06/20/2011		$185,000	190,444
6.221% due 07/03/2017		235,000	244,490
6.421% due 06/20/2016		325,000	342,503
Telefonica Europe BV, EMTN
5.125% due 02/14/2013	EUR	100,000	146,185
Telefonos de Mexico SA de CV
4.50% due 11/19/2008		$120,000	119,988
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	234,140
Windstream Corp.
8.625% due 08/01/2016		1,660,000	1,722,250

			8,210,589
Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		125,000	103,750
Tobacco - 0.03%
Imperial Tobacco Finance PLC, EMTN
6.875% due 06/13/2012	GBP	49,000	102,049
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	46,726
7.25% due 06/01/2013		175,000	188,525

			337,300
Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	185,003
Transportation - 0.36%
Bombardier, Inc.
6.30% due 05/01/2014		575,000	563,500
6.75% due 05/01/2012		425,000	428,187
7.45% due 05/01/2034		375,000	371,250
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	404,813
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	268,177
6.15% due 05/01/2037		436,000	428,982

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Transportation (continued)
Canadian National Railway Company
6.375% due 11/15/2037		$65,000	$68,014
CHC Helicopter Corp.
7.375% due 05/01/2014		350,000	332,500
Delta Air Lines, Inc.
6.821% due 08/10/2022		140,000	137,200
FedEx Corp.
5.50% due 08/15/2009		215,000	218,991
Mobile Services Group, Inc.
9.75% due 08/01/2014		525,000	477,750

			3,699,364
Trucking & Freight - 0.02%
Saint Acquisition Corp.
12.50% due 05/15/2017		300,000	159,000
Utility Service - 0.26%
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	288,528
Consumers Energy Company, Series F
4.00% due 05/15/2010		225,000	221,836
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	165,680
Illinois Power Company
6.125% due 11/15/2017		120,000	121,842
Pacific Gas & Electric Company
3.60% due 03/01/2009		362,000	356,991
Pacificorp
6.25% due 10/15/2037		85,000	87,831
Public Service Company of New Mexico
4.40% due 09/15/2008		210,000	208,150
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	344,810
Texas Competitive Electric Holdings Company LLC
10.25% due 11/01/2015		400,000	385,000
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	72,239
5.875% due 02/01/2012		30,000	45,284
Veolia Environnement, Series EMTN
4.875% due 05/28/2013		35,000	50,568
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		$300,000	291,596

			2,640,355

TOTAL CORPORATE BONDS (Cost $265,573,041)			$263,849,046

FOREIGN BONDS - 0.01%
Building Materials & Construction - 0.01%
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	66,521

TOTAL FOREIGN BONDS (Cost $66,510)			$66,521

FOREIGN GOVERNMENT OBLIGATIONS - 13.28%
Automobiles - 0.01%
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013		55,000	83,379

The accompanying notes are an integral part of the financial statements.
239

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Banking - 0.38%
Depfa ACS Bank, Series REGS
4.375% due 01/15/2015	EUR	1,100,000	$1,598,626
Hypothekenbank in Essen AG, Series REGS
3.875% due 11/21/2013		718,000	1,020,435
3.875% due 11/21/2013		892,000	1,267,892

			3,886,953

Foreign Bonds - 0.04%
New South Wales Treasury Corp, Series 08RG
8.00% due 03/01/2008	AUD	470,000	415,812
Publishing - 0.01%
Bertelsmann AG
4.75% due 09/26/2016	EUR	90,000	125,887
Steel - 0.01%
Arcelor Finance SCA
4.625% due 11/07/2014		60,000	83,480

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $125,751,532)			$134,975,805

CONVERTIBLE BONDS - 0.08%
Insurance - 0.00%
Fortis Insurance N.V.
7.75% due 01/26/2008		$25,000	40,015
Telecommunications Equipment &
Services - 0.08%
Nortel Networks Ltd.
10.125% due 07/15/2013		75,000	77,063
Nortel Networks, Ltd.
9.4925% due 07/15/2011 (b)		700,000	680,750

			757,813

TOTAL CONVERTIBLE BONDS (Cost $820,334)			$797,828

CORPORATE BONDS - 25.96%
Automobiles - 0.26%
Ford Motor Company
4.25% due 12/15/2036		191,000	203,167

TOTAL CORPORATE BONDS (Cost $265,573,041)			$263,849,046

MUNICIPAL BONDS - 0.18%
California - 0.02%
State of California
5.25% due 04/01/2034		100,000	110,581
5.50% due 11/01/2033		100,000	105,609

			216,190

Georgia - 0.03%
State of Georgia
5.00% due 07/01/2019		245,000	267,520
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034		120,000	122,160

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

MUNICIPAL BONDS (continued)
Maryland - 0.04%
State of Maryland
5.00% due 08/01/2019	$335,000	$367,864

New York - 0.04%
Long Island Power Authority
5.375% due 05/01/2033	240,000	256,774
New York City Housing Development Corp.
6.42% due 11/01/2027	150,000	159,972

		416,746

Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	64,141

West Virginia - 0.03%
Tobacco Settlement Finance Authority of West
Virginia, Tobacco Settlement Funded
7.467% due 06/01/2047	330,000	328,211

TOTAL MUNICIPAL BONDS (Cost $1,756,299)		$1,782,832

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.41%
Federal Home Loan Mortgage Corp., Series
2003-32, Class PG
5.00% due 10/25/2027	350,000	349,543
American Tower Trust, Series 2007-1A, Class D
5.956% due 04/15/2037	350,000	346,651
Banc of America Commercial Mortgage Inc, Series
2005-3, Class A2
4.501% due 07/10/2043	640,000	634,262
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A1
3.878% due 09/11/2036	316,466	310,061
Banc of America Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	775,036
Banc of America Mortgage Securities,
Series 2004-A, Class 2A2
4.0976% due 02/25/2034 (b)	238,666	236,552
Banc of America Mortgage Securities,
Series 2004-D, Class 2A2
4.1958% due 05/25/2034 (b)	111,694	110,754
Banc of America Mortgage Securities,
Series 2004-H, Class 2A2
4.743% due 09/25/2034 (b)	241,560	241,027
Banc of America Mortgage Securities,
Series 2004-I, Class 3A2
4.8739% due 10/25/2034 (b)	121,028	119,868
Banc of America Mortgage Securities,
Series 2005-J, Class 2A1
5.0861% due 11/25/2035 (b)	445,529	443,767
Banc of America Mortgage Securities,
Series 2005-J, Class 3A1
5.2589% due 11/25/2035 (b)	239,759	235,609
Bear Stearns Commercial Mortgage Securities,
Series 1998-C1, Class A2
6.44% due 06/16/2030	93,839	93,896

The accompanying notes are an integral part of the financial statements.
240

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AAB
5.53% due 09/11/2041	$50,000	$50,578
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A1
5.282% due 06/11/2050	615,177	616,015
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	50,000	50,190
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	315,251
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	552,956
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A1
4.498% due 09/11/2042	101,917	101,244
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	456,632
Bear Stearns Commercial Mortgage Securities,
Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	370,295	366,482
Bear Stearns Commercial Mortgage Securities,
Series 2005-T20, Class A1
4.94% due 10/12/2042	32,753	32,754
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A1
5.546% due 09/11/2038 (b)	175,860	177,970
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4
5.8949% due 09/11/2038 (b)	1,900,000	1,947,957
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	499,817
Bear Stearns Commercial Mortgage Securities,
Series 2005-PW10, Class A1
5.085% due 12/11/2040	777,314	779,556
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048	285,000	290,276
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	237,032	237,245
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	550,000	547,565
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	650,000	649,054
Commercial Mortgage Pass Through Certificates,
Series 2007-C9, Class A4
5.81645% due 12/10/2049 (b)	925,000	949,786
Credit Suisse Mortgage Capital Certificates, Series
2007-C4, Class A1
5.54% due 09/15/2039	136,754	138,751

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A1
4.771% due 09/15/2039	$251,939	$251,240
Credit Suisse Mortgage Capital Certificates,
Series 2007-C1, Class A1
5.227% due 02/15/2040	293,970	295,581
CS First Boston Mortgage Securities Corp.,
Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	554,788
DLJ Commercial Mortgage Corp.,
Series 1999-CG2,Class A1B
7.30% due 06/10/2032	601,546	617,706
Federal Home Loan Mortgage Corp., Series
1994-1671, Class G
6.50% due 08/15/2023	2,895	2,892
Federal Home Loan Mortgage Corp., Series
2003-2586, Class NJ
4.50% due 08/15/2016	293,010	291,163
Federal Home Loan Mortgage Corp., Series
2003-2614, Class IH
4.50% IO due 05/15/2016	231,258	18,635
Federal Home Loan Mortgage Corp., Series
2003-2627, Class IE
4.50% IO due 04/15/2018	68,284	6,088
Federal Home Loan Mortgage Corp., Series
2003-2631, Class KI
4.50% IO due 01/15/2015	148,759	5,683
Federal Home Loan Mortgage Corp., Series
2003-2631, Class MV
4.00% due 01/15/2022	46,343	46,237
Federal Home Loan Mortgage Corp., Series
2003-2681, Class PC
5.00% due 01/15/2019	255,000	255,535
Federal Home Loan Mortgage Corp., Series
2003-2686, Class JG
5.50% due 04/15/2028	847,000	855,334
Federal Home Loan Mortgage Corp., Series
2003-41, Class YV
5.50% due 04/25/2014	259,487	263,939
Federal Home Loan Mortgage Corp., Series
2004-2844, Class PQ
5.00% due 05/15/2023	137,569	137,734
Federal Home Loan Mortgage Corp., Series
2004-2872, Class YB
5.00% due 06/15/2023	282,932	283,015
Federal Home Loan Mortgage Corp., Series
2004-2882, Class YB
5.00% due 10/15/2027	400,000	402,309
Federal Home Loan Mortgage Corp., Series
2005-2934, Class NB
5.00% due 01/15/2028	106,000	106,576
Federal Home Loan Mortgage Corp., Series
2005-R003, Class VA
5.50% due 08/15/2016	488,454	495,701
Federal Home Loan Mortgage Corp., Series
2006-3123, Class VB
6.00% due 09/15/2013	235,679	243,069

The accompanying notes are an integral part of the financial statements.
241

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series
2006-3152, Class DA
6.00% due 09/15/2025	$179,740	$182,013
Federal Home Loan Mortgage Corp., Series
2006-3177, Class PA
6.00% due 12/15/2026	349,185	354,385
Federal Home Loan Mortgage Corp., Series
2006-3195, Class PN
6.50% due 08/15/2030	1,046,296	1,077,107
Federal Home Loan Mortgage Corp., Series
2006-R007, Class VA
6.00% due 09/15/2016	177,827	183,017
Federal Home Loan Mortgage Corp., Stated Final,
Series 2004-SF4, Class C
3.32% due 12/15/2011	64,000	63,085
Federal Home Loan Mortgage Corp.,
Stated Final, Series 2004-SF4, Class B
2.37% due 12/15/2009	12,298	12,265
Federal Home Loan Mortgage Corp., Strips, Series
1998-199, Class PO
zero coupon PO due 08/01/2028	9,994	8,562
Federal National Mortgage Association Interest
Strip, Series 2002-319, Class 2
6.50% IO due 02/01/2032	37,487	8,428
Federal National Mortgage Association, Series
1993-8, Class L
9.00% due 01/25/2008	157	157
Federal National Mortgage Association, Series
2002-74, Class PJ
5.00% due 03/25/2015	343,496	342,730
Federal National Mortgage Association, Series
2002-84, Class VA
5.50% due 11/25/2013	186,645	189,394
Federal National Mortgage Association, Series
2003-40, Class NI
5.50% IO due 11/25/2028	44,425	1,989
Federal National Mortgage Association, Series
2003-88, Class TE
4.50% due 11/25/2014	400,000	397,602
Federal National Mortgage Association, Series
2003-92, Class NM
3.50% due 04/25/2013	188,082	186,696
Federal National Mortgage Association, Series
2004-21, Class AC
4.00% due 05/25/2016	69,782	68,739
Federal National Mortgage Association, Series
2006-3136, Class PB
6.00% due 01/15/2030	411,000	419,580
Federal National Mortgage Association, Series
2006-B2, Class AB
5.50% due 05/25/2014	392,278	395,365
Freddie Mac REMICS, Series 2003-2568, Class KA
4.25% due 12/15/2021	313,612	305,369
Freddie Mac REMICS, Series 2003-2688, Class DE
4.50% due 02/15/2020	395,898	393,556
Freddie Mac REMICS, Series 2007-3354, Class PA
5.50% due 07/15/2028	700,000	707,872

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
GE Capital Commercial Mortgage Corp.,
Series 2001-1, Class A2
6.531% due 05/15/2033	$465,000	$486,452
GE Capital Commercial Mortgage Corp.,
Series 2005-C4, Class A1
5.082% due 11/10/2045	422,489	424,129
Government National Mortgage Association, Series
1997-16, Class PL
6.50% due 10/20/2027	322,000	332,999
Government National Mortgage Association, Series
1998-12, Class Z
6.50% due 05/20/2028	47,761	48,954
Government National Mortgage Association, Series
1998-6, Class EA
zero coupon PO due 03/16/2028	36,754	32,129
Government National Mortgage Association, Series
2001-48, Class PC
6.50% due 10/20/2031	308,789	318,044
Government National Mortgage Association, Series
2001-56, Class PH
6.50% due 11/20/2031	276,064	284,887
Government National Mortgage Association, Series
2003-3, Class LM
5.50% due 02/20/2032	389,429	392,724
Government National Mortgage Association, Series
2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	63,077
Government National Mortgage Association, Series
2004-1, Class 1
zero coupon PO due 07/20/2034	246,826	194,194
Government National Mortgage Association, Series
2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	55,295
Government National Mortgage Association, Series
2004-44, Class PC
5.50% due 05/20/2031	688,000	697,020
Government National Mortgage Association, Series
2005-94, Class PB
5.50% due 12/20/2035	135,000	134,202
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A3
4.344% due 06/10/2036	173,348	171,822
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A2
4.305% due 08/10/2042	1,680,000	1,662,871
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	143,944
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A1
5.233% due 03/10/2039	294,289	296,564
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	49,814
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2007-LD11, Class A4
5.818907% due 06/15/2049 (b)	445,000	456,237

The accompanying notes are an integral part of the financial statements.
242

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
JP Morgan Chase Commercial Mortgage Securities
Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	$65,000	$65,327
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIB2, Class A2
6.244% due 04/15/2035	1,100,385	1,110,504
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-CIBC, Class A3
6.26% due 03/15/2033	274,584	283,630
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class A1
4.613% due 10/15/2042	11,251	11,178
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	613,056
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A1
5.279% due 12/12/2043	206,865	208,746
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP9, Class A1
5.17% due 05/15/2047	262,805	264,153
LB-UBS Commercial Mortgage Trust, Series
2007-C2, Class A3
5.43% due 02/15/2040	50,000	49,739
LB-UBS Commercial Mortgage Trust,
Series 2003-C8, Class A1
3.636% due 11/15/2027	584,406	577,705
LB-UBS Commercial Mortgage Trust,
Series 2004-C2, Class A2
3.246% due 03/15/2029	1,360,000	1,331,503
LB-UBS Commercial Mortgage Trust,
Series 2004-C4, Class A2
4.567% due 06/15/2029 (b)	707,000	702,631
LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4
4.742% due 02/15/2030	548,000	527,442
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A1
5.018% due 02/15/2031	246,986	247,390
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156% due 02/15/2031	2,017,500	1,985,707
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.81103% due 08/12/2041	485,000	501,022
Morgan Stanley Capital I, Series 2007-IQ15, Class
A4
5.88181% due 06/11/2049 (b)	550,000	568,623
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	659,987	672,303
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6506% due 06/11/2042 (b)	200,000	204,658
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6506% due 06/11/2042 (b)	600,000	604,081
Morgan Stanley Dean Witter
Capita I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	30,920	31,058
Morgan Stanley Dean Witter
Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	377,591

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	$187,542 $	$190,897
PNC Mortgage Acceptance Corp, Series
1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	725,454	751,213
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5993% due 03/15/2025 (b)	12,418	13,631
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.7972% due 01/25/2034 (b)	592,160	576,242
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.5472% due 03/25/2035 (b)	416,037	411,861
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR2, Class 3A1
4.9362% due 03/25/2035 (b)	249,591	247,054
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0285% due 09/25/2036 (b)	1,434,523	1,449,335
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR16, Class A1
5.66712% due 10/25/2036 (b)	953,157	956,300

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $44,561,705)		$44,868,179

ASSET BACKED SECURITIES - 2.37%
USAA Auto Owner Trust, Series 2007-1, Class A4
5.55% due 02/15/2013	775,000	790,530
Volkswagen Auto Loan Enhanced Trust, Series
2005-1, Class A4
4.86% due 04/20/2012	630,000	630,847
Capital One Prime Auto Receivables Trust, Series
2006-2, Class A4
4.94% due 07/15/2012	425,000	427,421
Citibank Credit Card Issuance Trust, Series
2006-A2, Class A2
4.85% due 02/10/2011	600,000	603,101
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,595,914
BA Credit Card Trust, Series 2006-A9, Class A9
4.66188% due 02/15/2013 (b)	1,075,000	1,067,777
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.64% due 12/25/2028	59,086	59,058
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	342,000	341,476
Cabela's Master Credit Card Trust, Series 2005-1A,
Class A1
4.97% due 10/15/2013	140,000	142,574
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class B
5.50% due 04/20/2010	275,000	277,013
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4A
5.32% due 03/20/2010	1,575,000	1,582,492

The accompanying notes are an integral part of the financial statements.
243

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Capital Auto Receivables Asset Trust,
Series 2006-SN1A, Class A4B
4.85% due 03/20/2010 (b)	$325,000	$322,503
Capital One Multi-Asset Execution Trust, Series
2003-C3, Class C3
8.0025% due 07/15/2016 (b)	40,000	40,736
Capital One Multi-Asset Execution Trust, Series
2007-C3, Class C3
4.94188% due 04/15/2013	125,000	120,757
Capital One Multi-Asset Execution Trust,
Series 2003-C4, Class C4
6.00% due 08/15/2013	325,000	328,908
Capital One Prime Auto Receivables Trust,
Series 2006-1, Class A4
5.01% due 11/15/2011	260,000	261,885
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599% due 09/25/2031	24,511	21,198
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2002-4, Class 2A1
5.5288% due 10/25/2032 (b)	15,315	15,149
Chase Funding Mortgage Loan
Asset-Backed Certificates,
Series 2003-3, Class 1A6
3.717% due 10/25/2014	215,631	211,925
Citibank Credit Card Issuance Trust, Series
2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,108,426
CNH Equipment Trust, Series 2003-B, Class A4B
3.38% due 02/15/2011	72,460	72,397
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	325,000	326,066
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	289,491
Detroit Edison Securitization Funding LLC,
Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	486,774
Florida Power & Light Recovery Funding LLC,
Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	713,199
GE Capital Credit Card Master Note Trust,
Series 2006-1, Class A
5.08% due 09/17/2012	340,000	345,097
GE Equipment Small Ticket LLC,
Series 2005-1A, Class A4
4.51% due 12/22/2014	337,000	336,390
Harley-Davidson Motorcycle Trust,
Series 2003-3, Class A2
2.76% due 05/15/2011	34,316	34,204
Harley-Davidson Motorcycle Trust,
Series 2003-4, Class A2
2.69% due 04/15/2011	41,750	41,292
Honda Auto Receivables Owner Trust,
Series 2007-1, Class A3
5.10% due 03/18/2011	450,000	450,844

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Household Affinity Credit Card Master Note Trust I,
Series 2003-1, Class A
4.7719% due 02/15/2010 (b)	$106,000	$105,986
Household Automotive Trust,
Series 2006-2, Class A4
5.67% due 05/17/2013	220,000	223,682
Hyundai Auto Receivables Trust,
Series 2007-A, Class A3A
5.04% due 01/15/2012	325,000	325,244
Hyundai Auto Receivables Trust,
Series 2006-A, Class A4
5.26% due 11/15/2012	515,000	519,164
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	50,000	49,722
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	250,000	253,762
JP Morgan Auto Receivables Trust,
Series 2007-A, Class A4
5.19% due 02/15/2014	240,000	242,063
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	140,000	140,124
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A
5.737% due 04/20/2028	698,310	715,972
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class B
5.827% due 04/20/2028	23,085	23,557
Marriott Vacation Club Owner Trust,
Series 2006-2A, Class A
5.362% due 10/20/2028	255,714	261,342
MBNA Credit Card Master Note Trust, Series
2006-C3, Class C3
4.94188% due 10/15/2013 (b)	415,000	397,839
MBNA Credit Card Master Note Trust,
Series 2005-A3, Class A3
4.10% due 10/15/2012	1,350,000	1,344,529
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/2009	109,274	108,696
Nordstrom Private Label
Credit Card Master Note Trust,
Series 2007-1A, Class A
4.92% due 05/15/2013	350,000	356,016
Onyx Acceptance Owner
Trust, Series 2005-A, ClassA4
3.91% due 09/15/2011	232,150	230,842
Peco Energy Transition Trust,
Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	526,055
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	473,926
PP&L Transition Bond Company LLC,
Series 1999-1, Class A8
7.15% due 06/25/2009	92,009	93,333
PSE&G Transition Funding LLC,
Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	306,773

The accompanying notes are an integral part of the financial statements.
244

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)
		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES
(continued)
Reliant Energy Transport Bond Company,
Series 2001-1, Class A4
5.63% due 09/15/2015		$334,000	$347,494
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
3.60% due 04/25/2033		29,205	28,719
Sovereign Bank Home Equity Loan Trust,
Series 2000-1, Class A6
7.25% due 02/25/2015		6,364	6,421
Susquehanna Auto Lease Trust,
Series 2006-1, Class A3
5.21% due 03/16/2009		200,000	199,919
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A3
5.41% due 08/12/2011		287,075	286,851
Triad Auto Receivables Owner Trust,
Series 2006-B, Class A4
5.52% due 11/12/2012		500,000	507,604
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		850,000	853,735
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		150,000	149,096
Volkswagen Auto Lease Trust,
Series 2006-A, Class A4
5.54% due 04/20/2011		420,000	424,037
Volkswagen Auto Loan Enhanced Trust,
Series 2007-1, Class A3
5.20% due 01/20/2010		475,000	474,629
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A3A
5.29% due 04/20/2012		350,000	353,703
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		525,000	529,173
Wachovia Auto Owner Trust,
Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	228,240

TOTAL ASSET BACKED SECURITIES
(Cost $23,913,012)			$24,133,692

SHORT TERM INVESTMENTS - 4.01%
Egypt Treasury Bills, Series 364
zero coupon due 03/18/2008	EGP	1,000,000	$176,347
John Hancock Cash Investment Trust (c)		$2,700,206	2,700,206
Malaysia Treasury Bill, Series 182
zero coupon due 01/11/2008	MYR	690,000	204,295
Malaysia Treasury Bill, Series 364
zero coupon due 07/04/2008		98,000	28,541
Malaysia Treasury Bill, Series 182
zero coupon due 12/28/2007		1,596,000	473,159
T. Rowe Price Reserve Investment
Fund (c)		$37,197,399	37,197,399

TOTAL SHORT TERM INVESTMENTS
(Cost $40,757,851)			$40,779,947

Spectrum Income Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 0.40%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$4,096,314 on 12/03/2007,
collateralized by $4,175,000
Federal National Mortgage
Association, 5.55% due
07/10/2028 (valued at $4,180,219,
including interest)	$4,095,000	$4,095,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,095,000)		$4,095,000

Total Investments (Spectrum Income Fund)
(Cost $985,433,378) - 99.99%		$1,016,376,566
Other Assets in Excess of Liabilities - 0.01%		139,126

TOTAL NET ASSETS - 100.00%		$1,016,515,692

Strategic Bond Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 5.73%
Treasury Inflation Protected
Securities (d) - 4.05%
1.875% due 07/15/2015	$921,731	$944,486
2.00% due 01/15/2016 to 01/15/2026	5,251,750	5,311,386
2.375% due 01/15/2017 to 01/15/2027	9,975,688	10,689,475
2.50% due 07/15/2016	681,305	731,551
3.375% due 04/15/2032	364,089	474,226
3.875% due 04/15/2029	1,039,858	1,397,066
2.625% due 07/15/2017	160,938	175,208

		19,723,398
U.S. Treasury Bonds - 1.13%
5.00% due 05/15/2037	4,300,000	4,721,938
6.125% due 08/15/2029 ****	350,000	431,840
7.125% due 02/15/2023	280,000	364,809

		5,518,587
U.S. Treasury Notes - 0.50%
4.00% due 08/31/2009	1,510,000	1,533,358
4.50% due 05/15/2017	30,000	31,233
4.625% due 12/31/2011	540,000	566,873
4.75% due 08/15/2017	260,000	275,905
5.125% due 05/15/2016	4,000	4,340

		2,411,709
U.S. Treasury Strips - 0.05%
zero coupon due 05/15/2030	630,000	230,461

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,845,153)		$27,884,155

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.06%
Federal Home Loan Mortgage Corp. - 3.29%
5.00% due 12/01/2034	146,158	143,690
5.125% due 04/18/2011	280,000	292,082

The accompanying notes are an integral part of the financial statements.
245

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.50% due 11/01/2035		$1,356,640	$1,357,781
6.00% due 10/01/2037		1,128,376	1,145,545
6.00% TBA **		12,900,000	13,093,500
8.00% due 05/01/2010		2,002	2,061
8.50% due 05/01/2008		130	132

			16,034,791
Federal National Mortgage
Association - 36.75%
5.00% due 08/01/2034 to 02/01/2036		1,755,809	1,723,167
5.00% TBA **		109,430,000	107,241,400
5.50% due 04/01/2036 to 11/01/2037		32,151,795	32,178,781
5.50% TBA **		13,500,000	13,656,087
5.625% due 05/19/2011 to 11/15/2021		2,320,000	2,383,888
5.916% due 11/01/2035		257,281	263,863
6.00% due 04/18/2036 to 10/01/2037		8,816,041	8,990,345
6.00% TBA **		5,600,000	5,692,781
6.50% due 10/01/2032 to 09/01/2037		5,394,264	5,551,639
6.50% TBA **		1,000,000	1,028,438
7.50% due 07/01/2030 to 02/01/2031		53,089	56,617
8.00% due 07/01/2027 to 08/01/2027		40,500	43,391
8.80% due 01/25/2019		26,761	29,373
10.40% due 04/25/2019		8,213	8,880

			178,848,650
Government National Mortgage
Association - 3.02%
5.00% due 06/15/2033 to 08/15/2035		2,764,311	2,749,031
6.00% due 01/15/2037 ***		8,425,371	8,642,815
6.50% TBA **		3,200,000	3,311,002
7.50% due 04/15/2022 to 10/15/2027		13,185	14,070

			14,716,918

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $206,495,345)			$209,600,359

FOREIGN GOVERNMENT OBLIGATIONS - 4.90%
Brazil - 1.64%
Federative Republic of Brazil
6.00% due 05/15/2045	BRL	694,000	599,385
10.00% due 07/01/2010		12,360,000	6,847,683
10.00% due 01/01/2010		1,000	559
Federative Republic of Brazil, Series NTNB
6.00% due 05/15/2015		633,000	545,300

			7,992,927
Indonesia - 0.32%
Republic of Indonesia, Series FR40
11.00% due 09/15/2025	IDR	14,993,000,000	1,571,481
Italy - 0.10%
Republic of Italy
5.804% due 10/25/2032		$440,000	476,320
Mexico - 0.30%
Government of Mexico
5.625% due 01/15/2017		684,000	693,576

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Government of Mexico (continued)
6.75% due 09/27/2034		$675,000	$755,325

			1,448,901
Russia - 1.07%
Russian Federation, Series REGS
7.50% due 03/31/2030		4,578,750	5,197,339
Turkey - 1.47%
Republic of Turkey
6.875% due 03/17/2036		4,575,000	4,494,938
16.00% due 03/07/2012	TRY	1,493,000	1,300,619
Republic of Turkey, Series CPI
10.00% due 02/15/2012		1,493,000	1,378,833

			7,174,390

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $22,108,697)			$23,861,358

CORPORATE BONDS - 44.50%
Advertising - 0.12%
Lamar Media Corp.
6.625% due 08/15/2015		$140,000	133,000
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		500,000	472,500

			605,500
Aerospace - 0.18%
Alliant Techsystems, Inc.
6.75% due 04/01/2016		135,000	133,650
DRS Technologies, Inc.
6.875% due 11/01/2013		400,000	395,000
7.625% due 02/01/2018		25,000	25,437
Hawker Beechcraft Acquisition Company LLC
9.75% due 04/01/2017		265,000	267,650
Hawker Beechcraft Acquisition Company LLC, PIK
8.875% due 04/01/2015		50,000	49,375

			871,112
Air Travel - 0.13%
Continental Airlines, Inc.
6.541% due 09/15/2008		10,108	10,032
8.75% due 12/01/2011 (a)		100,000	95,500
Continental Airlines, Inc., Series C
7.339% due 04/19/2014		140,000	130,900
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015		360,000	378,000

			614,432
Aluminum - 0.04%
Novelis, Inc.
7.25% due 02/15/2015		235,000	219,138
Apparel & Textiles - 0.05%
Levi Strauss & Company
9.75% due 01/15/2015		230,000	230,862
Auto Parts - 0.23%
Keystone Automotive Operations
9.75% due 11/01/2013		170,000	124,950

The accompanying notes are an integral part of the financial statements.
246

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Auto Parts (continued)
Visteon Corp.
8.25% due 08/01/2010		$1,120,000	$996,800

			1,121,750
Auto Services - 0.29%
Hertz Corp.
8.875% due 01/01/2014		260,000	260,000
10.50% due 01/01/2016		710,000	734,850
Penhall International Corp.
12.00% due 08/01/2014		435,000	400,200

			1,395,050
Automobiles - 3.31%
DaimlerChrysler N.A. Holding Corp.
4.05% due 06/04/2008		910,000	902,133
Ford Motor Company
6.625% due 10/01/2028		150,000	102,000
7.45% due 07/16/2031		5,985,000	4,518,675
8.875% due 01/15/2022		90,000	73,800
8.90% due 01/15/2032		100,000	78,000
General Motors Corp.
8.25% due 07/15/2023		580,000	475,600
8.375% due 07/15/2033 ***		11,880,000	9,860,400

			16,095,704
Banking - 2.35%
Bank of America Corp.
5.42% due 03/15/2017		1,100,000	1,068,651
Glitnir Banki HF
6.33% due 07/28/2011		440,000	459,033
6.375% due 09/25/2012		580,000	585,867
6.693% due 06/15/2016 (b)		620,000	640,109
7.451% due 09/14/2049 (b)		100,000	101,496
HSBC Bank PLC
zero coupon due 11/01/2011 (b)	RUB	13,382,000	544,805
HSBC Bank PLC, Series EMTN
7.00% due 11/01/2011		$208,835	210,714
HSBC Bank USA, Series BKNT
7.00% due 11/01/2011 (b)		27,312	27,558
7.00% due 11/01/2011 (b)		26,285	26,522
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)		606,000	537,396
ICICI Bank, Ltd., Series REGS
6.375% due 04/30/2022 (b)		340,000	305,782
Kaupthing Bank
5.758% due 04/12/2011 ***		1,080,000	1,075,338
7.125% due 05/19/2016		230,000	223,709
RSHB Capital SA for OJSC Russian Agricultural
Bank
6.299% due 05/15/2017		1,130,000	1,060,392
TuranAlem Finance BV
8.25% due 01/22/2037		1,490,000	1,184,550
TuranAlem Finance BV, Series REGS
8.25% due 01/22/2037		500,000	397,500
Wachovia Corp.
5.25% due 08/01/2014		1,740,000	1,694,135

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Wells Fargo Company
5.30% due 08/26/2011	$1,250,000	$1,277,849

		11,421,406
Broadcasting - 0.19%
CMP Susquehanna Corp.
9.875% due 05/15/2014	170,000	142,800
News America, Inc.
5.30% due 12/15/2014	605,000	603,804
XM Satellite Radio, Inc.
9.4113% due 05/01/2013 (b)	110,000	107,250
9.75% due 05/01/2014	50,000	50,000

		903,854
Building Materials & Construction - 0.11%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on
03/01/2009 due 03/01/2014	615,000	399,750
NTK Holdings, Inc.
zero coupon, Step up to 10.75% on
09/01/2009 due 03/01/2014	255,000	150,450

		550,200
Business Services - 0.48%
Affinion Group, Inc.
10.125% due 10/15/2013	225,000	225,563
11.50% due 10/15/2015	130,000	129,675
Allied Security Escrow Corp.
11.375% due 07/15/2011	225,000	213,750
Ceridian Corp.
11.25% due 11/15/2015	50,000	46,688
Ceridian Corp., PIK
12.25% due 11/15/2015	110,000	103,950
Electronic Data Systems Corp.
7.125% due 10/15/2009	720,000	744,253
Sungard Data Systems, Inc.
9.125% due 08/15/2013	275,000	279,812
10.25% due 08/15/2015	80,000	82,400
US Investigations Services, Inc.
10.50% due 11/01/2015	510,000	474,300
Vangent, Inc.
9.625% due 02/15/2015	50,000	43,250

		2,343,641
Cable & Television - 1.10%
Charter Communications Holdings I LLC
11.75% due 05/15/2014	345,000	234,600
12.125% due 01/15/2015	110,000	75,900
Charter Communications Holdings I LLC/Charter
Communications Holdings I Capital Corp.
11.00% due 10/01/2015	257,000	223,590
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010	220,000	217,250
10.25% due 10/01/2013	167,000	165,330
Charter Communications Holdings LLC
11.75 due 05/15/2011	100,000	77,000
12.125 due 01/15/2012	50,000	37,500

The accompanying notes are an integral part of the financial statements.
247

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cable & Television (continued)
Comcast Corp.
6.50% due 01/15/2015 ***	$460,000	$481,562
6.50% due 01/15/2017	230,000	241,618
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	234,375
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	328,250
8.125% due 07/15/2009	25,000	25,250
EchoStar DBS Corp.
6.625% due 10/01/2014	825,000	835,312
Rogers Cable, Inc.
8.75% due 05/01/2032	350,000	442,221
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	510,509
Time Warner, Inc.
7.625% due 04/15/2031	955,000	1,039,581
Videotron Ltee.
6.375% due 12/15/2015	200,000	184,500

		5,354,348
Cellular Communications - 0.40%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017	130,000	120,250
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	882,561
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	80,000	75,800
Rogers Wireless, Inc.
7.25% due 12/15/2012	30,000	32,766
8.00% due 12/15/2012	20,000	20,865
Rural Cellular Corp.
8.25% due 03/15/2012	230,000	238,625
8.58% due 06/01/2013 (b)	130,000	131,950
9.875% due 02/01/2010	60,000	62,250
True Move Company, Ltd.
10.75% due 12/16/2013	385,000	396,550

		1,961,617
Chemicals - 0.22%
Arco Chemical Company
9.80% due 02/01/2020	75,000	74,250
Equistar Chemicals LP
10.625% due 05/01/2011	114,000	119,130
Georgia Gulf Corp.
9.50% due 10/15/2014	260,000	214,500
10.75% due 10/15/2016	170,000	117,300
Huntsman International LLC
7.875% due 11/15/2014	75,000	80,438
Lyondell Chemical Company
8.00% due 09/15/2014	70,000	79,275
8.25% due 09/15/2016	55,000	64,488
10.50% due 06/01/2013	20,000	21,400
Methanex Corp.
8.75% due 08/15/2012	125,000	134,062
Montell Finance Company BV
8.10% due 03/15/2027	150,000	117,000

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Westlake Chemical Corp.
6.625% due 01/15/2016	$65,000	$61,912

		1,083,755
Coal - 0.03%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	170,100
Commercial Services - 0.14%
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	320,000	334,400
Rental Service Corp.
9.50% due 12/01/2014	385,000	357,088

		691,488
Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	120,050
Construction & Mining Equipment - 0.01%
Terex Corp.
8.00% due 11/15/2017	30,000	30,150
Construction Materials - 0.03%
Nortek, Inc.
8.50% due 09/01/2014	165,000	133,650
Containers & Glass - 0.23%
Graham Packaging Company
8.50% due 10/15/2012	5,000	4,663
9.875% due 10/15/2014	220,000	201,850
Graphic Packaging International Corp.
9.50% due 08/15/2013	210,000	207,900
Owens-Illinois, Inc.
7.35% due 05/15/2008	325,000	326,625
Plastipak Holdings, Inc.
8.50% due 12/15/2015	95,000	95,475
Radnor Holdings Corp.
11.00% due 03/15/2010	125,000	937
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	285,000	273,600

		1,111,050
Crude Petroleum & Natural Gas - 0.82%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	730,000	816,162
Anadarko Petroleum Corp.
5.95% due 09/15/2016	50,000	50,952
6.0944% due 09/15/2009 (b)***	730,000	720,360
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	84,825
6.50% due 08/15/2017	90,000	86,400
7.00% due 08/15/2014	200,000	200,000
Conoco, Inc.
6.95% due 04/15/2029 ***	1,020,000	1,170,726
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	76,000
OPTI Canada, Inc.
7.875% due 12/15/2014	220,000	214,500
8.25% due 12/15/2014	125,000	123,125

The accompanying notes are an integral part of the financial statements.
248

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
PetroHawk Energy Corp.
9.125% due 07/15/2013	$120,000	$126,000
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	241,250
W&T Offshore, Inc.
8.25% due 06/15/2014	105,000	98,700

		4,009,000
Domestic Oil - 0.21%
Exco Resources, Inc.
7.25% due 01/15/2011	335,000	325,787
Stone Energy Corp.
8.25% due 12/15/2011	320,000	316,800
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	363,750

		1,006,337
Drugs & Health Care - 0.22%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	1,083,907
Educational Services - 0.06%
Education Management Corp.
8.75% due 06/01/2014	125,000	125,000
10.25% due 06/01/2016	155,000	158,100

		283,100
Electrical Utilities - 3.84%
AES Corp.
7.75% due 03/01/2014 (a)	2,913,000	2,862,022
7.75% due 10/15/2015	270,000	265,275
8.00% due 10/15/2017	2,215,000	2,203,925
9.375% due 09/15/2010	1,100,000	1,145,375
9.50% due 06/01/2009	880,000	907,500
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	746,302
Edison Mission Energy
7.00% due 05/15/2017	280,000	268,100
7.20% due 05/15/2019	370,000	353,350
7.625% due 05/15/2027	130,000	121,225
7.75% due 06/15/2016	140,000	141,400
Energy Future Holdings Corp.
10.875% due 11/01/2017	370,000	362,600
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	2,080,000	2,033,200
Exelon Corp.
5.625% due 06/15/2035	170,000	151,880
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	444,061
7.375% due 11/15/2031	675,000	725,718
Midwest Generation LLC, Series B
8.56% due 01/02/2016	129,394	137,966
Mirant Americas Generation LLC
8.30% due 05/01/2011	395,000	394,013
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	185,300

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Electrical Utilities (continued)
Pacific Gas & Electric Company
6.05% due 03/01/2034	$490,000	$484,987
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	767,609
TXU Corp., Series Q
6.50% due 11/15/2024	1,140,000	804,564
TXU Corp., Series R
6.55% due 11/15/2034	4,640,000	3,208,704

		18,715,076
Electronics - 0.13%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	564,437
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	74,250

		638,687
Energy - 0.48%
Duke Energy Company
4.20% due 10/01/2008 ***	1,131,000	1,125,447
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	297,000
NRG Energy, Inc.
7.25% due 02/01/2014	150,000	146,625
7.375% due 02/01/2016	770,000	754,600

		2,323,672
Financial Services - 13.74%
Aiful Corp.
5.00% due 08/10/2010	440,000	421,839
Citigroup, Inc.
5.875% due 05/29/2037 ***	8,080,000	7,520,525
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	277,556
Dow Jones CDX NA HY, Series 8-Tranche 1
7.625% due 06/29/2012 ***	17,000,000	16,490,000
E*Trade Financial Corp.
7.375% due 09/15/2013	45,000	33,412
El Paso Performance-Linked Trust
7.75% due 07/15/2011	980,000	1,026,286
Ford Motor Credit Company
7.00% due 10/01/2013	80,000	69,871
7.375% due 10/28/2009	70,000	66,276
7.80% due 06/01/2012	700,000	623,857
7.875% due 06/15/2010	1,875,000	1,740,366
7.9925% due 01/13/2012 (b)	60,000	52,281
8.00% due 12/15/2016 ***	10,860,000	9,501,946
9.875% due 08/10/2011	725,000	701,589
10.9444% due 06/15/2011 (b)	836,000	794,661
General Motors Acceptance Corp.
4.375% due 12/10/2007	350,000	349,699
5.125% due 05/09/2008	250,000	242,620
5.85% due 01/14/2009	350,000	333,493
8.00% due 11/01/2031 ***	14,195,000	12,043,932
GMAC LLC
6.00% due 04/01/2011	1,220,000	1,042,320

The accompanying notes are an integral part of the financial statements.
249

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group LP
4.50% due 06/15/2010	$580,000	$579,721
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	1,494,750
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	830,613
J.P. Morgan Chase & Company
6.625% due 03/15/2012	970,000	1,021,059
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010	775,000	765,847
Lehman Brothers Holdings, Inc., Series MTN
6.20% due 09/26/2014	290,000	289,934
Leucadia National Corp.
8.125% due 09/15/2015	170,000	169,150
Morgan Stanley
4.75% due 04/01/2014	1,470,000	1,401,552
5.6588% due 10/18/2016 (b)	250,000	233,283
Nell AF SARL
8.375% due 08/15/2015	222,000	187,035
Residential Capital LLC
6.00% due 02/22/2011	720,000	475,200
6.50% due 04/17/2013	2,410,000	1,560,475
6.875% due 06/30/2015	50,000	32,250
Resona Preferred Global Securities (Cayman), Ltd.
7.191% due 12/29/2049 (b)	440,000	418,671
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (a)(b)	850,000	746,432
Sigma Finance Inc., Series MTN
8.00% due 06/22/2017 (b)	1,320,000	1,261,656
TNK-BP Finance SA
7.50% due 07/18/2016	1,330,000	1,285,312
7.875% due 03/13/2018	340,000	334,475
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017	480,000	447,365

		66,867,309
Food & Beverages - 0.14%
Constellation Brands, Inc.
8.375% due 12/15/2014	490,000	493,675
Dole Food Company, Inc.
7.25% due 06/15/2010	230,000	210,450

		704,125
Forest Products - 0.10%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	506,114
Funeral Services - 0.03%
Service Corp. International
7.50% due 04/01/2027	30,000	27,900
7.625% due 10/01/2018	65,000	64,512
7.875% due 02/01/2013	30,000	30,532

		122,944
Furniture & Fixtures - 0.07%
Norcraft Companies LP
9.00% due 11/01/2011	190,000	190,950

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Furniture & Fixtures (continued)
Norcraft Holdings Capital
zero coupon, Step up to 9.75% on
09/01/2008 due 09/01/2012	$160,000	$144,000

		334,950
Gas & Pipeline Utilities - 2.35%
El Paso Corp.
7.00% due 06/15/2017	1,330,000	1,332,886
7.375% due 12/15/2012	475,000	495,354
7.75% due 01/15/2032 (a)	5,510,000	5,504,518
7.80% due 08/01/2031 ***	1,783,000	1,781,185
7.875% due 06/15/2012 (a)	500,000	523,298
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	565,848
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	136,045
6.30% due 02/01/2009	100,000	101,477
6.75% due 03/15/2011	100,000	105,160
7.125% due 03/15/2012	20,000	21,473
Southern Natural Gas Company
8.00% due 03/01/2032	190,000	217,415
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	27,687
7.875% due 09/01/2021	275,000	310,750
8.75% due 03/15/2032	267,000	322,402

		11,445,498
Healthcare Products - 0.13%
Advanced Medical Optics, Inc.
7.50% due 05/01/2017	95,000	86,450
Leiner Health Products, Inc.
11.00% due 06/01/2012	500,000	395,000
ReAble Therapeutics Finance LLC
10.875% due 11/15/2014	50,000	48,125
Universal Hospital Services, Inc.
8.7594% due 06/01/2015 (b)	50,000	49,250
Universal Hospital Services, Inc., PIK
8.50% due 06/01/2015	40,000	40,000

		618,825
Healthcare Services - 0.24%
DaVita, Inc.
7.25% due 03/15/2015	420,000	408,450
U.S. Oncology Holdings, Inc., PIK
10.7594% due 03/15/2012 (b)	205,000	173,225
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	606,400

		1,188,075
Holdings Companies/Conglomerates - 0.10%
Ashtead Capital, Inc.
9.00% due 08/15/2016	558,000	491,040
Homebuilders - 0.08%
K Hovnanian Enterprises, Inc.
6.25% due 01/15/2016	5,000	3,475
8.625% due 01/15/2017	180,000	132,300

The accompanying notes are an integral part of the financial statements.
250

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Homebuilders (continued)
KB Home
8.625% due 12/15/2008	$250,000	$244,375

		380,150
Hotels & Restaurants - 0.09%
Buffets, Inc.
12.50% due 11/01/2014	195,000	93,113
CCM Merger, Inc.
8.00% due 08/01/2013	105,000	97,387
El Pollo Loco, Inc.
11.75% due 11/15/2013	95,000	92,150
Sbarro, Inc.
10.375% due 02/01/2015	170,000	147,900

		430,550
Industrial Machinery - 0.05%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	285,000	263,625
International Oil - 2.33%
Corral Finans AB, PIK
10.2425% due 04/15/2010 (b)	101,815	93,670
Gaz Capital for Gazprom
6.212% due 11/22/2016	1,070,000	1,032,229
6.51% due 03/07/2022	480,000	460,704
Gaz Capital for Gazprom, Series REGS
8.625% due 04/28/2034	800,000	1,000,000
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	527,165
OAO Gazprom, Series A7
6.79% due 10/29/2009	16,500,000	670,734
OAO Gazprom, Series A8
7.00% due 10/27/2011	5,500,000	223,915
OAO Gazprom, Series REGS
9.625% due 03/01/2013	150,000	171,712
Pemex Project Funding Master Trust
6.625% due 06/15/2035 ***	6,389,000	6,782,102
6.625% due 06/15/2035	140,000	148,614
Petroplus Finance, Ltd.
6.75% due 05/01/2014	110,000	102,300
7.00% due 05/01/2017	130,000	119,600

		11,332,745
Leisure Time - 0.43%
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	381,000
Caesars Entertainment, Inc.
7.00% due 04/15/2013	40,000	42,000
Herbst Gaming, Inc.
8.125% due 06/01/2012	250,000	175,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	198,787
Las Vegas Sands Corp.
6.375% due 02/15/2015	250,000	236,250
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	18,600
7.625% due 01/15/2017	350,000	348,250
8.50% due 09/15/2010	10,000	10,375

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	$150,000	$138,750
7.125% due 08/15/2014	150,000	144,375
Pinnacle Entertainment, Inc.
8.25% due 03/15/2012	50,000	50,500
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	25,750
Snoqualmie Entertainment Authority
9.0625% due 02/01/2014 (b)	45,000	42,975
9.125% due 02/01/2015	45,000	43,313
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	225,600

		2,081,525
Manufacturing - 1.14%
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	1,077,502
6.125% due 11/01/2008	950,000	957,493
6.125% due 01/15/2009	20,000	20,330
6.375% due 10/15/2011	180,000	188,037
6.75% due 02/15/2011	360,000	389,493
6.875% due 01/15/2029	2,760,000	2,907,111

		5,539,966
Medical-Hospitals - 1.11%
Community Health Systems, Inc.
8.875% due 07/15/2015	370,000	373,700
HCA, Inc.
6.375% due 01/15/2015	265,000	219,950
6.50% due 02/15/2016	313,000	260,573
7.50% due 12/15/2023	25,000	20,315
7.50% due 11/06/2033	30,000	23,475
9.125% due 11/15/2014	670,000	685,075
9.25% due 11/15/2016	340,000	351,900
HCA, Inc., PIK
9.625% due 11/15/2016	2,425,000	2,522,000
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	838,125
7.375% due 02/01/2013	125,000	110,000

		5,405,113
Mining - 1.05%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	1,600,000	1,728,000
Noranda Aluminium Holding Corp., PIK
10.4875% due 11/15/2014 (b)	160,000	138,800
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,117,000	3,240,153

		5,106,953
Office Furnishings & Supplies - 0.05%
Interface, Inc.
9.50% due 02/01/2014	100,000	104,000
10.375% due 02/01/2010	150,000	157,125

		261,125

The accompanying notes are an integral part of the financial statements.
251

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper - 0.24%
Abitibi-Consolidated, Inc.
6.00% due 06/20/2013	$115,000	$78,775
7.40% due 04/01/2018	155,000	105,400
7.75% due 06/15/2011	50,000	40,500
8.375% due 04/01/2015	125,000	94,375
8.55% due 08/01/2010	50,000	43,500
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	14,700
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	298,519
NewPage Corp.
11.1613% due 05/01/2012 (b)	285,000	299,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	192,000

		1,167,019
Petroleum Services - 0.26%
Belden & Blake Corp.
8.75% due 07/15/2012	275,000	277,750
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	50,375
Complete Production Services, Inc.
8.00% due 12/15/2016	235,000	223,250
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	210,000	219,232
Key Energy Services, Inc.
8.375% due 12/01/2014	150,000	150,375
Pride International, Inc.
7.375% due 07/15/2014	60,000	61,500
SemGroup LP
8.75% due 11/15/2015	270,000	257,850
SESI LLC
6.875% due 06/01/2014	10,000	9,650

		1,249,982
Photography - 1.89%
Eastman Kodak Company
3.375% due 10/15/2033 ***	4,210,000	4,378,400
7.25% due 11/15/2013 (a)***	4,790,000	4,813,950

		9,192,350
Plastics - 0.01%
Milacron Escrow Corp.
11.50% due 05/15/2011	30,000	28,050
Publishing - 0.13%
Dex Media West LLC
8.50% due 08/15/2010	150,000	152,625
9.875% due 08/15/2013	75,000	77,906
Idearc, Inc.
8.00% due 11/15/2016	195,000	182,325
TL Acquisitions, Inc.
10.50% due 01/15/2015	210,000	204,750

		617,606
Railroads & Equipment - 0.06%
Grupo Transportacion Ferroviaria Mexicana,
SA de CV
9.375% due 05/01/2012	130,000	137,150

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Railroads & Equipment (continued)
Kansas City Southern de Mexico
7.625% due 12/01/2013	$50,000	$50,125
Kansas City Southern Railway Company
7.50% due 06/15/2009	120,000	120,600

		307,875
Real Estate - 0.28%
Ashton Woods USA
9.50% due 10/01/2015	75,000	52,500
Forest City Enterprises
7.625% due 06/01/2015	5,000	4,862
Host Marriott LP, REIT
7.125% due 11/01/2013	500,000	501,250
Kimball Hill, Inc.
10.50% due 12/15/2012	45,000	20,250
Realogy Corp.
12.375% due 04/15/2015	900,000	589,500
Ventas Realty LP/Ventas Capital Corp., REIT
6.50% due 06/01/2016	35,000	34,125
6.75% due 04/01/2017	150,000	148,125

		1,350,612
Retail - 0.08%
Eye Care Centers of America
10.75% due 02/15/2015	35,000	37,275
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	351,312

		388,587
Retail Trade - 0.68%
American Greetings Corp.
7.375% due 06/01/2016	15,000	14,400
Blockbuster, Inc.
9.00% due 09/01/2012	175,000	148,750
CVS Corp.
9.35% due 01/10/2023	1,700,000	1,921,000
CVS Lease Pass Through
6.036% due 12/10/2028	460,494	470,137
Dollar General Corp.
10.625% due 07/15/2015 (a)	120,000	109,200
Dollar General Corp., PIK
11.875% due 07/15/2017	330,000	264,000
Neiman Marcus Group, Inc.
10.375% due 10/15/2015	300,000	318,750
Neiman Marcus Group, Inc., PIK
9.00% due 10/15/2015	40,000	41,600

		3,287,837
Sanitary Services - 0.24%
Allied Waste North America, Inc.
6.375% due 04/15/2011	125,000	123,437
7.25% due 03/15/2015	250,000	248,750
Waste Management, Inc.
6.375% due 11/15/2012	730,000	773,793

		1,145,980
Semiconductors - 0.05%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014	130,000	118,788

The accompanying notes are an integral part of the financial statements.
252

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Semiconductors (continued)
NXP BV / NXP Funding LLC
7.875% due 10/15/2014	$120,000	$115,200
9.50% due 10/15/2015	35,000	31,850

		265,838
Steel - 0.20%
Metals USA, Inc.
11.125% due 12/01/2015	450,000	465,750
Ryerson, Inc.
12.00% due 11/01/2015	275,000	269,844
Steel Dynamics, Inc.
7.375% due 11/01/2012	110,000	109,175
Tube City IMS Corp.
9.75% due 02/01/2015	155,000	147,250

		992,019
Telecommunications Equipment &
Services - 0.52%
Citizens Communications Company
7.875% due 01/15/2027	200,000	192,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	432,268
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015	110,000	113,300
Intelsat Bermuda, Ltd.
9.25% due 06/15/2016	170,000	173,187
11.25% due 06/15/2016	510,000	527,850
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	412,850
PAETEC Holding Corp.
9.50% due 07/15/2015	30,000	29,775
PanAmSat Corp.
9.00% due 08/15/2014	15,000	15,225
Royal KPN NV
8.00% due 10/01/2010	580,000	621,049

		2,517,504
Telephone - 0.87%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	82,175
Cincinnati Bell, Inc.
7.00% due 02/15/2015	85,000	80,112
Nordic Telephone Company Holdings
8.875% due 05/01/2016	395,000	400,925
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	303,705
Qwest Corp.
8.875% due 03/15/2012	125,000	134,219
8.9444% due 06/15/2013 (b)	90,000	92,475
Sprint Capital Corp.
8.375% due 03/15/2012	940,000	1,007,829
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	486,899
Verizon Florida, Inc., Series F
6.125% due 01/15/2013	295,000	304,183
Virgin Media, Inc.
9.125% due 08/15/2016	300,000	298,500

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Virgin Media, Inc., Series S
8.75% due 04/15/2014	$60,000	$59,700
Windstream Corp.
8.125% due 08/01/2013	705,000	725,269
8.625% due 08/01/2016	255,000	264,562

		4,240,553

Tobacco - 0.23%
Alliance One International, Inc.
8.50% due 05/15/2012	50,000	48,500
11.00% due 05/15/2012	90,000	94,500
Altria Group, Inc.
7.00% due 11/04/2013	870,000	976,073

		1,119,073

Transportation - 0.06%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	40,000	40,400
Overseas Shipholding Group, Inc.
8.25% due 03/15/2013	250,000	255,625

		296,025

Trucking & Freight - 0.05%
Saint Acquisition Corp.
12.50% due 05/15/2017 (a)	315,000	166,950
12.6188% due 05/15/2015 (b)	150,000	79,500

		246,450

CORPORATE BONDS - 44.50%
Automobiles - 3.31%
Ford Motor Company
4.25% due 12/15/2036	80,000	85,096

TOTAL CORPORATE BONDS (Cost $226,075,310)		$216,582,628

COLLATERALIZED MORTGAGE
OBLIGATIONS - 13.04%
Banc of America Commercial Mortgage, Inc.,
Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	339,555
Bear Stearns Structured Products Inc., Series
2007-EMX1, Class A1
5.789% due 03/25/2037 (b)***	4,652,065	4,652,158
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.14% due 09/26/2037 (b)***	4,480,809	4,458,405
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.1025% due 09/27/2037 (b)***	4,761,987	4,687,581
Commercial Mortgage Asset Trust,
Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	324,017
Commercial Mortgage Pass-Through Certificates,
Series 2001-J2A, Class A1
5.447% due 07/16/2034	284,581	288,113
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
4.94% due 07/20/2046 (b)***	2,036,296	1,954,751

The accompanying notes are an integral part of the financial statements.
253

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
4.94% due 07/20/2046 (b)***	$1,390,301	$1,356,066
Countrywide Home Loans, Series 2006-HYB3,
Class 2A1A
5.7223% due 05/20/2036 (b)	131,629	133,304
Credit Suisse Mortgage Capital Certificates, Series
2006-C1, Class A4
5.55% due 02/15/2039 (b)	1,675,000	1,691,328
First Boston Mortgage Securities Corp., Series D
10.965% IO due 05/25/2017 ***	10,906	2,639
First Union National Bank Commercial Mortgage,
Series 2000-C1
0.5295% IO due 05/17/2032 (b)	13,116,427	239,011
Freddie Mac, Series 3330, Class VA
5.00% due 06/15/2018	291,313	291,931
GMAC Mortgage Corp Loan Trust, Series
2004-AR1, Class 24A
5.081% due 06/25/2034	832,152	805,706
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	456,306	477,773
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF
5.1388% due 03/25/2035 (b)	820,944	812,346
GSR Mortgage Loan Trust, Series 2004-7, Class
4A1
4.838% due 06/25/2034 (b)	776,654	753,156
GSRPM Mortgage Loan Trust, Series 2003-1,
Class A3
5.2888% due 01/25/2032 (b)	108,937	108,730
Harborview Mortgage Loan Trust, Series 2007-7,
Class 2A1A
5.789% due 11/25/2047 (b)	4,091,177	4,081,563
Impac CMB Trust, Series 2003-4, Class 1A1
5.4288% due 10/25/2033 (b)***	79,858	76,904
IndyMac Index Mortgage Loan Trust, Series
2005-AR14, Class 2A1A
5.0888% due 07/25/2035 (b)	1,361,455	1,325,603
IndyMac Index Mortgage Loan Trust, Series
2006-AR6, Class 2A1A
4.9888% due 06/25/2047 (b)***	3,706,355	3,583,488
J.P. Morgan Chase Commercial Mortgage
Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)***	2,370,000	2,431,710
J.P. Morgan Mortgage Trust, Series 2005-A6,
Class 7A1
4.9675% due 08/25/2035 (b)	105,299	104,672
Luminent Mortgage Trust, Series 2006-4, Class A1A
4.9788% due 05/25/2046 (b)***	1,786,454	1,718,571
Master Adjustable Rate Mortgages Trust, Series
2007-3, Class 12A1
4.99% due 05/25/2047 (b)***	4,181,196	4,056,536
Master Adjustable Rate Mortgages Trust.,
Series 2006-2, Class 3A1
4.8476% due 01/25/2036 (b)	148,995	147,690
Master Adjustable Rate Mortgages Trust.,
Series 2006-OA1, Class 1A1
4.9988% due 04/25/2046 (b)***	2,663,874	2,598,818

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
MASTR Asset Securitization Trust, Series 2003-6,
Class 1A1
5.50% due 07/25/2033	$1,217,421	$1,167,593
Merit Securities Corp., Series 11PA, Class B2
6.30% due 09/28/2032 (b)***	464,471	427,013
Merrill Lynch Mortgage Trust, Series 2006-C1,
Class A4
5.6586% due 05/12/2039 (b)	970,000	991,382
Morgan Stanley Mortgage Loan Trust, Series
2004-8AR, Class 4A1
5.3492% due 10/25/2034 (b)	694,948	697,513
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
4.9788% due 09/25/2046 (b)***	1,680,377	1,630,008
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035	2,075,486	2,061,116
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR3, Class 2A1
7.5679% due 08/25/2035 (b)	164,418	167,007
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A3
4.9788% due 07/25/2036 (b)***	1,952,156	1,895,607
Thornburg Mortgage Securities Trust, Series
2006-1, Class A3
4.959% due 01/25/2046 (b)	1,128,562	1,089,137
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
4.8938% due 05/25/2046 (b)***	2,365,471	2,350,374
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
4.8988% due 06/25/2046 (b)***	2,481,892	2,465,902
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2309% due 09/25/2037 (b)	1,903,777	1,920,226
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2201% due 09/25/2037 (b)	1,730,945	1,747,691
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
5.0588% due 12/25/2045 (b)***	1,396,530	1,356,619

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,907,273)		$63,469,313

ASSET BACKED SECURITIES - 9.32%
ACE Securities Corp., Series 2006-GP1, Class A
4.9188% due 02/25/2031 (b)***	1,609,505	1,485,121
Amortizing Residential Collateral Trust,
Series 2002-BC6, Class M2
5.9888% due 08/25/2032 (b)***	72,538	19,516
Asset Backed Securities Corp.,
Series 2003-HE2, Class M2
7.5019% due 04/15/2033 (b)***	58,758	54,940
Bank One Issuance Trust, Series 2003-A1, Class A1
4.7719% due 09/15/2010 (b)	2,400,000	2,399,548
Bear Stearns Asset Backed Securities Inc., Series
2003-ABF1, Class A
5.1588% due 01/25/2034 (b)***	52,756	51,133

The accompanying notes are an integral part of the financial statements.
254

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A2A
6.00% due 10/25/2036 ***	$3,106,039	$2,982,770
Bear Stearns Asset Backed Securities Inc., Series
2007-SD1, Class 1A3A
6.50% due 10/25/2036 ***	3,048,982	3,076,136
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE6, Class 1A1
6.0388% due 08/25/2037 (b)	2,212,783	2,166,454
Citibank Credit Card Issuance Trust, Series
2003-A1, Class A1
5.34% due 01/15/2010 (b)	2,400,000	2,400,464
Countrywide Asset-Backed Certificates,
Series 2004-5, Class M4
6.033% due 06/25/2034 (b)***	566,865	503,804
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2A1
5.7888% due 05/26/2037 (b)***	2,254,288	2,206,736
Ellington Loan Acquisition Trust, Series 2007-1,
Class A2C
6.0388% due 05/29/2037 (b)***	2,300,000	1,981,595
EMC Mortgage Loan Trust, Series 2003-B, Class A1
5.3388% due 11/25/2041 (b)***	271,092	266,257
GSAMP Trust, Series 2006-S4, Class A1
4.8788% due 05/25/2036 (b)***	804,713	627,104
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
4.9188% due 06/25/2036 (b)***	1,644,165	977,795
IXIS Real Estate Capital Trust, Series 2006-HE2,
Class A1
4.8488% due 08/25/2036 (b)***	914,560	907,987
MBNA Master Credit Card Trust, Series 1998-E,
Class A
5.39% due 09/15/2010 (b)	2,400,000	2,400,908
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
6.29% due 10/25/2037 (b)***	4,721,683	4,758,701
Merrill Lynch Mortgage Investors, Inc., Series
2005-WM1N, Class N1
5.00% due 09/25/2035 ***	4,267	4,029
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035 ***	588,348	629,704
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
4.9388% due 03/25/2036 (b)***	1,163,370	985,488
RAAC Series, Series 2006-RP2, Class A
5.0388% due 02/25/2037 (b)***	1,588,149	1,450,247
Residential Asset Mortgage Products Inc., Series
2003-RS4, Class AIIB
5.4488% due 05/25/2033 (b)	51,225	50,011
SACO I Trust, Inc., Series 2006-5, Class 1A
4.9388% due 04/25/2036 (b)***	2,212,860	1,221,056
SACO I Trust, Inc., Series 2006-5, Class 2A3
4.9688% due 05/25/2036 (b)***	1,490,000	796,684
SACO I Trust, Inc., Series 2006-6, Class A
4.9188% due 06/25/2036 (b)***	1,525,496	924,497

Strategic Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Sail Net Interest Margin Notes, Series 2004-2A,
Class A
5.50% due 03/27/2034 ***	$23,428	$1,238
Securitized Asset Backed Receivables LLC, Series
2007-BR2, Class A2
5.0188% due 02/25/2037 (b)***	4,180,606	3,762,957
SLM Student Loan Trust, Series 2006-5, Class A2
5.0738% due 07/25/2017 (b)***	1,817,150	1,815,666
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
4.8988% due 02/25/2036 (b)***	1,677,570	823,321
Structured Asset Securities Corp., Series
2007-TC1, Class A
5.0888% due 04/25/2031 (b)***	4,092,399	3,645,431

TOTAL ASSET BACKED SECURITIES
(Cost $51,380,998)		$45,377,298

SUPRANATIONAL OBLIGATIONS - 0.20%
Venezuela - 0.20%
Corporacion Andina de Fomento, Series EXCH
6.875% due 03/15/2012	916,000	990,649

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $984,820)		$990,649

COMMON STOCKS - 0.00%
Household Products - 0.00%
Home Interiors *	674,617	6,746

TOTAL COMMON STOCKS (Cost $183,738)		$6,746

PREFERRED STOCKS - 1.16%
Automobiles - 0.34%
General Motors Corp., Series C	76,275	1,678,050
Federal Home Loan Mortgage Corp. - 0.49%
Federal Home Loan Mortgage Corp., Series V	121,625	2,371,688
Financial Services - 0.33%
Federal Home Loan Mortgage Corp., Series Z *	62,000	1,581,000

TOTAL PREFERRED STOCKS (Cost $5,531,153)		$5,630,738

TERM LOANS - 0.25%
Business Services - 0.25%
First Data Corp.
7.98% due 10/15/2014 (b)	1,260,000	1,196,080

TOTAL TERM LOANS (Cost $1,209,600)		$1,196,080

OPTIONS - 0.07%
Call Options - 0.07%
Eurodollar Futures
Expiration 12/17/2007 at $94.00 *	290,000	334,950
Put Options - 0.00%
Eurodollar Futures
Expiration 12/17/2007 at $93.625 *	370,000	925
Expiration 12/17/2007 at $93.75 *	230,000	575
Expiration 03/17/2008 at $93.875 *	115,000	288

The accompanying notes are an integral part of the financial statements.
255

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Put Options (continued)
Eurodollar Futures (continued)
Expiration 12/17/2007 at $94.00 *		350,000	$875
Expiration 12/17/2007 at $94.125 *		415,000	1,037

			3,700

TOTAL OPTIONS (Cost $263,890)			$338,650

REPURCHASE AGREEMENTS - 10.13%
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.50% to be repurchased at
$49,318,488 on 12/03/2007,
collateralized by $48,590,000
Federal Home Loan Bank, 4.875%
due 11/18/2011 (valued at
$50,371,539, including interest) ***		$49,300,000	$49,300,000

TOTAL REPURCHASE AGREEMENTS
(Cost $49,300,000)			$49,300,000

SHORT TERM INVESTMENTS - 4.06%
Bank Negara Malaysia Monetary Notes, Series 1807
zero coupon due 12/06/2007	MYR	1,416,000	$420,670
Bank Negara Malaysia Monetary Notes, Series 4007
zero coupon due 04/10/2008		4,691,000	1,377,100
Bank Negara Malaysia Monetary Notes, Series 4207
zero coupon due 04/22/2008		464,000	136,090
Egypt Treasury Bills, Series 364
zero coupon due 03/25/2008 to
11/25/2008	EGP	28,375,000	4,809,888
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 ****		$4,535,000	4,472,939
John Hancock Cash Investment Trust (c)		8,527,693	8,527,693

TOTAL SHORT TERM INVESTMENTS
(Cost $19,761,004)			$19,744,380

Total Investments (Strategic Bond Fund)
(Cost $673,046,981) - 136.42%			$663,982,354
Liabilities in Excess of Other Assets - (36.42)%			(177,266,726)

TOTAL NET ASSETS - 100.00%			$486,715,628

Strategic Income Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 5.14%
U.S. Treasury Bonds - 0.80%
8.125% due 08/15/2019		$930,000	$1,262,765
9.25% due 02/15/2016		1,635,000	2,243,910

			3,506,675

U.S. Treasury Notes - 4.34%
4.25% due 11/15/2013		5,305,000	5,503,524
4.625% due 07/31/2009		6,680,000	6,842,825
4.75% due 05/15/2014		3,445,000	3,664,619

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Notes (continued)
4.875% due 08/15/2016		$2,875,000	$3,070,186

			19,081,154

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,393,799)			$22,587,829

U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.69%
Federal National Mortgage
Association - 11.69%
5.375% due 06/12/2017		7,265,000	7,714,391
5.493% due 03/01/2037		1,596,456	1,605,378
5.50% due 10/01/2036 to 09/01/2037		14,955,955	14,981,174
6.00% due 08/01/2022 to 10/01/2037		18,845,167	19,201,573
6.50% due 11/01/2036 to 08/01/2037		7,608,682	7,826,156

			51,328,672

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $50,120,085)			$51,328,672

FOREIGN GOVERNMENT OBLIGATIONS - 20.91%
Austria - 0.19%
Republic of Austria, Series EMTN
6.00% due 09/26/2008	NZD	1,120,000	835,660
Canada - 8.26%
Government of Canada
6.00% due 06/01/2011	CAD	15,360,000	16,470,737
Province of Ontario
4.40% due 03/08/2016		4,325,000	4,316,782
4.50% due 03/08/2015		3,085,000	3,111,131
5.70% due 12/01/2008		1,145,000	1,162,611
6.25% due 06/16/2015		2,215,000	1,544,114
6.375% due 10/12/2010	NZD	5,010,000	3,638,812
Province of Quebec
5.25% due 10/01/2013	CAD	5,775,000	6,035,697

			36,279,884
Colombia - 0.95%
Republic of Colombia
10.00% due 01/23/2012		$110,000	128,150
10.75% due 01/15/2013		3,290,000	4,038,475

			4,166,625
France - 1.87%
Government of France
4.75% due 10/25/2012	EUR	5,445,000	8,224,654
Germany - 1.05%
Federal Republic of Germany
5.00% due 07/04/2012		3,005,000	4,588,280
Ireland - 2.55%
Republic of Ireland
4.50% due 10/18/2018		7,615,000	11,212,192
Mexico - 0.92%
Government of Mexico
5.625% due 01/15/2017		$520,000	527,280
5.875% due 01/15/2014		550,000	571,450
6.375% due 01/16/2013		490,000	520,380

The accompanying notes are an integral part of the financial statements.
256

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico (continued)
Mexican Bonos, Series M, Class 10 (continued)
8.00% due 12/17/2015	MXN	20,740,000	$1,906,958
8.125% due 12/30/2019		$360,000	439,200
10.375% due 02/17/2009		80,000	85,600

			4,050,868

Spain - 3.81%
Kingdom of Spain
4.20% due 07/30/2013	EUR	5,035,000	7,412,731
5.00% due 07/30/2012		2,470,000	3,761,136
5.35% due 10/31/2011		3,620,000	5,547,595

			16,721,462

United Kingdom - 1.31%
Government of United Kingdom
4.00% due 03/07/2009	GBP	405,000	826,086
5.00% due 03/07/2008		2,405,000	4,939,248

			5,765,334

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $84,857,036)			$91,844,959

CORPORATE BONDS - 40.01%
Advertising - 0.06%
Vertis, Inc.
9.75% due 04/01/2009		$300,000	279,000
Aerospace - 0.12%
Sequa Corp.
9.00% due 08/01/2009		475,000	508,250
Air Travel - 0.34%
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		1,505,000	1,505,798
Aluminum - 0.34%
CII Carbon LLC
11.125% due 11/15/2015		1,500,000	1,477,500
Amusement & Theme Parks - 0.37%
HRP Myrtle Beach Operations LLC
9.8944% due 04/01/2012 (b)		1,685,000	1,634,450
Apparel & Textiles - 0.42%
Hanesbrands, Inc., Series B
8.7841% due 12/15/2014 (b)		1,885,000	1,856,725
Automobiles - 1.02%
DaimlerChrysler NA Holding Corp., Series EMTN
4.375% due 03/21/2013	EUR	3,145,000	4,456,799
Banking - 0.57%
Banco Macro SA
8.50% due 02/01/2017		$1,265,000	1,087,900
BanColombia SA
6.875% due 05/25/2017		635,000	600,075
Landwirtschaftliche Rentenbank, Series EMTN
6.50% due 09/17/2009	NZD	1,115,000	821,275

			2,509,250

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Broadcasting - 0.80%
Allbritton Communications Company
7.75% due 12/15/2012		$2,395,000	$2,371,050
Radio One, Inc.
6.375% due 02/15/2013		225,000	184,500
8.875% due 07/01/2011		200,000	185,500
Salem Communications Corp.
7.75% due 12/15/2010		100,000	99,500
XM Satellite Radio, Inc.
9.75% due 05/01/2014		685,000	685,000

			3,525,550
Buildings - 0.11%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017		480,000	502,826
Business Services - 1.01%
Allied Security Escrow Corp.
11.375% due 07/15/2011		200,000	190,000
Minerva Overseas, Ltd.
9.50% due 02/01/2017		2,865,000	2,822,025
Vangent, Inc.
9.625% due 02/15/2015		455,000	393,575
West Corp.
11.00% due 10/15/2016		1,020,000	1,020,000

			4,425,600
Cable & Television - 0.99%
Charter Communications Holdings II LLC/Charter
Communications Holdings II Capital Corp.
10.25% due 09/15/2010		1,775,000	1,752,812
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	66,750
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	116,250
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	580,780
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$699,000	712,980
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,405,000	1,124,000

			4,353,572
Cellular Communications - 1.99%
American Cellular Corp.
10.00% due 08/01/2011		2,845,000	2,980,137
Centennial Communications Corp.
10.00% due 01/01/2013		1,995,000	2,074,800
Dobson Communications Corp.
8.875% due 10/01/2013		1,500,000	1,612,500
Rural Cellular Corp.
8.58% due 06/01/2013 (b)		840,000	852,600
10.6613% due 11/01/2012 (b)		1,175,000	1,198,500

			8,718,537
Chemicals - 0.29%
American Pacific Corp.
9.00% due 02/01/2015		1,140,000	1,154,250

The accompanying notes are an integral part of the financial statements.
257

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Chemicals (continued)
Nova Chemicals Corp.
6.50% due 01/15/2012		$125,000	$117,187

			1,271,437

Coal - 0.04%
Massey Energy Company
6.625% due 11/15/2010		200,000	194,500
Commercial Services - 0.22%
Aramak Services, Inc.
8.4113% due 02/01/2015 (b)		975,000	945,750
Containers & Glass - 2.42%
BWAY Corp.
10.00% due 10/15/2010		1,995,000	2,004,975
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	985,000
9.50% due 08/15/2013		1,500,000	1,485,000
OI European Group BV
6.875% due 03/31/2017	EUR	410,000	562,322
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,500,750
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		760,000	729,600
8.375% due 07/01/2012		2,760,000	2,697,900
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	657,800

			10,623,347

Crude Petroleum & Natural Gas - 0.99%
Denbury Resources, Inc.
7.50% due 12/15/2015		600,000	607,500
Dune Energy, Inc.
10.50% due 06/01/2012		1,805,000	1,732,800
Energy XXI Gulf Coast, Inc.
10.00% due 06/15/2013		965,000	916,750
McMoRan Exploration Company
11.875% due 11/15/2014		735,000	744,187
W&T Offshore, Inc.
8.25% due 06/15/2014		380,000	357,200

			4,358,437

Diversified Financial Services - 0.63%
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	2,746,769
Electrical Utilities - 0.21%
Cia de Transporte de Energia Electrica de Alta
Tension SA
8.875% due 12/15/2016		$1,085,000	924,963
Financial Services - 10.68%
Canada Housing Trust
4.55% due 12/15/2012	CAD	3,745,000	3,809,792
4.80% due 06/15/2012		7,325,000	7,521,979
Capital One Capital IV
6.745% due 02/17/2037 (b)		$425,000	316,082
CIT Group, Inc.
5.00% due 02/13/2014		615,000	549,733

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Cosan Finance, Ltd.
7.00% due 02/01/2017		$960,000	$907,200
Ford Motor Credit Company
7.80% due 06/01/2012		495,000	441,156
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,710,000	1,661,012
Independencia International, Ltd.
9.875% due 01/31/2017		1,820,000	1,829,100
ISA Capital do Brasil SA
8.80% due 01/30/2017		470,000	484,100
Local TV Finance LLC
9.25% due 06/15/2015		240,000	227,400
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	27,450,000	24,126,599
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	862,575
Orascom Telecom Finance
7.875% due 02/08/2014		425,000	391,000
Regency Energy Partners LP
8.375% due 12/15/2013		903,000	943,635
TAM Capital, Inc.
7.375% due 04/25/2017		890,000	777,638
Toyota Motor Credit Corp., Series EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,696,736
Ucar Finance, Inc.
10.25% due 02/15/2012		$362,000	372,860

			46,918,597
Food & Beverages - 0.66%
Cosan SA Industria e Comercio
8.25% due 02/28/2049		2,000,000	1,910,000
Sadia Overseas, Ltd.
6.875% due 05/24/2017		1,005,000	978,619

			2,888,619
Gas & Pipeline Utilities - 0.87%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	196,000
KN Capital Trust I, Series B
8.56% due 04/15/2027		320,000	300,800
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016		2,150,000	2,155,375
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	705,760
Williams Partners Finance Corp.
7.25% due 02/01/2017		460,000	471,500

			3,829,435
Gold - 0.19%
New Gold, Inc.
10.00% due 06/28/2017	CAD	970,000	819,691
Healthcare Products - 0.37%
Bausch & Lomb, Inc.
9.875% due 11/01/2015		$450,000	455,625
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,150,000	1,178,750

			1,634,375

The accompanying notes are an integral part of the financial statements.
258

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Healthcare Services - 0.14%
Healthsouth Corp.
11.4091% due 06/15/2014 (b)	$595,000	$603,925
Hotels & Restaurants - 1.61%
CCM Merger, Inc.
8.00% due 08/01/2013	3,690,000	3,422,475
Dave & Buster's, Inc.
11.25% due 03/15/2014	2,160,000	2,052,000
Landry's Restaurants, Inc.
9.50% due 12/15/2014	1,635,000	1,610,475

		7,084,950

Industrial Machinery - 0.26%
Manitowoc, Inc.
7.125% due 11/01/2013	1,170,000	1,155,375
Insurance - 0.31%
Sul America Participacoes SA
8.625% due 02/15/2012	395,000	403,887
Symetra Financial Corp.
8.30% due 10/15/2037 (b)	905,000	945,206

		1,349,093

International Oil - 0.07%
Pemex Project Funding Master Trust
9.125% due 10/13/2010	260,000	288,600
Leisure Time - 6.66%
AMC Entertainment, Inc.
8.00% due 03/01/2014	1,725,000	1,634,437
Caesars Entertainment, Inc.
7.00% due 04/15/2013	110,000	115,500
Choctaw Resort Development Enterprise
7.25% due 11/15/2019	234,000	223,470
Chukchansi Economic Development Authority
8.00% due 11/15/2013	610,000	597,800
Cinemark, Inc.
zero coupon, Step up to 9.75% on
03/15/2009 due 03/15/2014	1,000,000	930,000
Fontainebleau Las Vegas Holdings
10.25% due 06/15/2015	865,000	765,525
Great Canadian Gaming Corp.
7.25% due 02/15/2015	1,000,000	980,000
Greektown Holdings LLC
10.75% due 12/01/2013	1,955,000	1,906,125
Indianapolis Downs Capital LLC
11.00% due 11/01/2012	685,000	664,450
Isle of Capri Casinos
7.00% due 03/01/2014	810,000	692,550
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	2,425,000	2,376,500
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014	1,000,000	1,010,000
Majestic Star Casino LLC
9.50% due 10/15/2010	1,215,000	1,169,438
Marquee Holdings, Inc.
12.00% due 08/15/2014	895,000	742,850
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015	820,000	820,000

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
MGM Mirage, Inc.
6.75% due 09/01/2012	$475,000	$460,156
7.625% due 01/15/2017	760,000	756,200
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	315,000	312,637
7.125% due 08/15/2014	2,325,000	2,237,812
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	1,500,000	1,425,000
9.75% due 04/01/2010	1,485,000	1,485,000
Penn National Gaming, Inc.
6.75% due 03/01/2015	300,000	303,750
6.875% due 12/01/2011	100,000	99,750
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015	575,000	531,875
Pokagon Gaming Authority
10.375% due 06/15/2014	500,000	535,000
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	1,020,000	981,750
Station Casinos, Inc.
6.50% due 02/01/2014	400,000	324,000
6.625% due 03/15/2018	325,000	246,188
6.875% due 03/01/2016	175,000	139,344
Turning Stone Resort Casino
9.125% due 09/15/2014	1,785,000	1,802,850
9.125% due 12/15/2010	1,300,000	1,306,500
Waterford Gaming LLC
8.625% due 09/15/2014	1,674,000	1,671,908

		29,248,365
Manufacturing - 0.29%
GRUPO KUO SAB DE CV
9.75% due 10/17/2017	1,295,000	1,278,165
Medical-Hospitals - 0.51%
Community Health Systems, Inc.
8.875% due 07/15/2015	450,000	454,500
HCA, Inc.
9.125% due 11/15/2014	460,000	470,350
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,328,313

		2,253,163
Metal & Metal Products - 0.32%
Blaze Recycling & Metals LLC / Blaze Finance Corp.
10.875% due 07/15/2012	590,000	539,850
PNA Group, Inc.
10.75% due 09/01/2016	920,000	883,200

		1,423,050
Mining - 0.57%
Drummond Company, Inc.
7.375% due 02/15/2016	2,730,000	2,497,950
Paper - 0.09%
Pope & Talbot, Inc.
8.375% due 06/01/2013	500,000	126,250
8.375% due 06/01/2013	1,000,000	252,500

		378,750

The accompanying notes are an integral part of the financial statements.
259

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Petroleum Services - 0.17%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	$790,000	$758,400

Publishing - 0.22%
Idearc, Inc.
8.00% due 11/15/2016	1,050,000	981,750

Railroads & Equipment - 0.10%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	418,000

Steel - 0.31%
WCI Steel Acquisition, Inc.
8.00% due 05/01/2016	1,395,000	1,374,075

Telecommunications Equipment &
Services - 0.81%
Axtel SAB de CV
7.625% due 02/01/2017	1,760,000	1,738,000
Citizens Communications Company
7.125% due 03/15/2019	710,000	678,050
Digicel Group, Ltd.
8.875% due 01/15/2015	1,250,000	1,118,750

		3,534,800

Telephone - 0.44%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,935,000

Tobacco - 0.48%
Alliance One International, Inc.
11.00% due 05/15/2012	2,000,000	2,100,000

Transportation - 0.94%
Delta Air Lines, Inc.
6.821% due 08/10/2022	1,630,000	1,597,400
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,500,000	1,541,250
PHI, Inc.
7.125% due 04/15/2013	1,000,000	970,000

		4,108,650

TOTAL CORPORATE BONDS (Cost $176,296,223)		$175,681,838

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.76%
American Home Mortgage Assets, Series 2006-6,
Class XP
zero coupon IO due 12/25/2046	21,125,233	1,029,855
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Class A4
5.414% due 09/10/2047	2,980,000	2,974,236
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2005-CD1, Class A4
5.2254% due 07/15/2044 (b)	3,405,000	3,389,924
Countrywide Alternative Loan Trust, Series
2005-59, Class 2X
2.429% IO due 11/20/2035	13,004,306	447,023
Countrywide Alternative Loan Trust, Series
2006-OA10, Class XPP
1.974% IO due 08/25/2046 (b)	8,844,709	317,857

Strategic Income Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series
2006-OA8, Class X
5.86% IO due 07/25/2046 (b)	$16,660,124	$624,755
Countrywide Alternative Loan Trust, Series
2007-OA8, Class X
2.00% IO due 08/25/2047 (b)	10,874,281	424,777
Crown Castle Towers LLC, Series 2006-1A, Class F
6.65% due 11/15/2036	840,000	811,810
Crown Castle Towers LLC, Series 2006-1A, Class G
6.795% due 11/15/2036	985,000	940,951
Federal Home Loan Mortgage Corp., Series 3154,
Class PM
5.50% due 05/15/2034	4,050,000	3,995,346
Federal Home Loan Mortgage Corp., Series 3228,
Class PL
5.50% due 10/15/2034	4,850,000	4,741,903
Federal National Mortgage Association, Series
2006-117, Class PD
5.50% due 07/25/2035	5,055,000	4,934,251
Federal National Mortgage Association, Series
2006-65, Class TE
5.50% due 05/25/2035	2,065,000	2,063,804
Federal National Mortgage Association, Series
2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,602,037
Global Tower Partners Acquisition LLC, Series
2007-1A, Class G
7.8737% due 05/15/2037	565,000	543,451
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.2981% due 05/10/2040 (b)	6,165,000	6,222,479
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4
5.9114% due 07/10/2038 (b)	3,310,000	3,434,096
GS Mortgage Securities Corp, Series 2006-NIM3,
Class N2
8.112% due 06/25/2046	485,000	481,799
Harborview Mortgage Loan Trust, Series 2005-8,
Class 1X
2.2936% IO due 09/19/2035 (b)	13,134,920	377,629
Harborview Mortgage Loan Trust, Series 2007-3,
Class ES
zero coupon IO due 05/19/2047	32,637,411	249,880
Harborview Mortgage Loan Trust, Series 2007-4,
Class ES
zero coupon IO due 07/19/2047	32,538,989	289,800
Harborview Mortgage Loan Trust, Series 2007-6,
Class ES
zero coupon IO due 11/19/2015	23,102,308	176,877
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037	378,384	375,308
Harborview NIM Corp., Series 2007-4A, Class N1
6.895% due 07/19/2037	667,201	664,279
Indymac Index Mortgage Loan Trust, Series
2005-AR18, Class 1X
zero coupon IO due 10/25/2036	29,786,021	949,429
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036	525,000	491,910

The accompanying notes are an integral part of the financial statements.
260

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036		$360,000	$336,989
WAMU Mortgage Pass Through Certificates, Series
2007-OA6, Class 1XPP
zero coupon IO due 07/25/2047		41,045,926	525,388
WAMU Mortgage Pass Through Certificates,
Series 2007-OA5, Class 1XPP
zero coupon IO due 06/25/2047		70,651,768	915,859
Washington Mutual Mortgage Pass Through
Certificates, Series 2007-OA4, Class XPPP
zero coupon IO due 04/25/2047		31,252,258	611,688
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR12, Class 1A1
6.0285% due 09/25/2036 (b)		2,675,385	2,703,010

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $51,715,303)			$51,648,400

ASSET BACKED SECURITIES - 0.33%
Dominos Pizza Master Issuer LLC, Series 2007-1,
Class M1
7.629% due 04/25/2037		1,475,000	1,457,588

TOTAL ASSET BACKED SECURITIES
(Cost $1,474,990)			$1,457,588

SUPRANATIONAL OBLIGATIONS - 3.27%
Supranational - 3.27%
European Investment Bank
6.75% due 11/17/2008	NZD	2,160,000	1,619,210
European Investment Bank, Series EMTN
6.08% due 04/21/2008		1,715,000	1,293,484
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012		9,930,000	7,402,240
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	4,075,000	4,054,176

			14,369,110

TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $13,544,486)			$14,369,110

COMMON STOCKS - 1.60%
Air Travel - 0.17%
Northwest Airlines Corp. *		41,673	757,615
Mining - 1.40%
Newmont Mining Corp.		71,260	3,540,909
Silver Standard Resources, Inc., ADR * (a)		71,334	2,585,858

			6,126,767

Telecommunications Equipment &
Services - 0.03%
Chunghwa Telecom Company, Ltd., SADR (a)		6,344	126,436

TOTAL COMMON STOCKS (Cost $6,232,174)			$7,010,818

PREFERRED STOCKS - 0.10%
Mining - 0.10%
Freeport-McMoRan Copper & Gold, Inc.		2,885	421,210

TOTAL PREFERRED STOCKS (Cost $427,845)			$421,210

Strategic Income Fund (continued)
		Shares or
		Principal
		Amount	Value

TERM LOANS - 0.71%
Educational Services - 0.17%
Riverdeep Interactive Learning
8.10% due 11/28/2013	EUR	764,212	$760,551

Financial Services - 0.10%
Local TV Finance LLC
7.36% due 05/07/2013		$478,800	450,072

Healthcare Products - 0.14%
Bausch & Lomb, Inc.
7.904% due 04/11/2015	EUR	410,000	595,314
Leisure Time - 0.30%
Great Canadian Gaming Corp.
6.86% due 02/07/2014		$1,339,875	1,308,891

TOTAL TERM LOANS (Cost $3,174,145)			$3,114,828

WARRANTS - 0.03%
Gold - 0.03%
New Gold, Inc.
(Expiration Date: 06/28/17, Strike
Price: CAD 15.00) *		97,000	116,406

TOTAL WARRANTS (Cost $190,632)			$116,406

REPURCHASE AGREEMENTS - 0.01%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$48,015 on 12/03/2007,
collateralized by $50,000 Federal
Home Loan Mortgage Corp.,
6.125% due 10/15/2037 (valued at
$51,688, including interest)		$48,000	$48,000

TOTAL REPURCHASE AGREEMENTS
(Cost $48,000)			$48,000

SHORT TERM INVESTMENTS - 4.23%
Federal Home Loan Bank Discount Notes
zero coupon due 12/03/2007		$17,700,000	$17,696,312
John Hancock Cash Investment Trust		880,483	880,483

TOTAL SHORT TERM INVESTMENTS
(Cost $18,576,795)			$18,576,795

Total Investments (Strategic Income Fund)
(Cost $428,051,513) - 99.79%			$438,206,453
Other Assets in Excess of Liabilities - 0.21%			926,290

TOTAL NET ASSETS - 100.00%			$439,132,743

Total Bond Market Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 27.71%
U.S. Treasury Bonds - 6.02%
4.75% due 02/15/2037		$1,023,000	$1,080,144
5.25% due 02/15/2029		515,000	571,650

The accompanying notes are an integral part of the financial statements.
261

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS
(continued)
U.S. Treasury Bonds (continued)
6.75% due 08/15/2026	$400,000	$515,938
7.875% due 02/15/2021	900,000	1,219,992

		3,387,724
U.S. Treasury Notes - 21.69%
3.125% due 04/15/2009	2,500,000	2,501,562
4.125% due 10/31/2012	225,000	229,641
4.25% due 11/15/2017	3,501,000	3,581,414
4.50% due 04/30/2012	3,000,000	3,135,000
4.625% due 07/31/2009	60,000	61,463
4.75% due 11/15/2008	2,650,000	2,686,024

		12,195,104

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,146,653)		$15,582,828

U.S. GOVERNMENT AGENCY OBLIGATIONS - 43.31%
Federal Home Loan Bank - 2.85%
3.875% due 01/15/2010 to 06/14/2013	900,000	897,096
5.80% due 09/02/2008	700,000	707,525

		1,604,621
Federal Home Loan Mortgage Corp. - 3.76%
4.25% due 07/15/2009	800,000	806,281
5.75% due 04/15/2008	700,000	703,658
6.00% due 06/15/2011	400,000	429,217
6.25% due 07/15/2032	150,000	176,608

		2,115,764
Federal National Mortgage
Association - 36.70%
4.00% due 07/01/2018 to 06/01/2019	329,956	318,154
4.375% due 10/15/2015	300,000	300,088
4.50% due 04/01/2018 to 06/01/2019	1,056,529	1,042,147
5.00% due 05/01/2019 to 07/01/2035	5,229,819	5,164,119
5.50% due 09/01/2017 to 10/01/2035	5,662,000	5,690,155
6.00% due 08/01/2034 to 06/01/2036	2,543,007	2,586,975
6.125% due 03/15/2012	500,000	542,420
6.375% due 06/15/2009	1,000,000	1,038,681
6.50% due 07/01/2031 to 04/01/2037	3,367,129	3,432,819
7.125% due 06/15/2010	300,000	324,543
7.25% due 05/15/2030	150,000	193,162

		20,633,263

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $24,018,731)		$24,353,648

FOREIGN GOVERNMENT OBLIGATIONS - 0.93%
Canada - 0.63%
Government of Canada
5.25% due 11/05/2008	150,000	152,255
5.75% due 02/15/2009	200,000	205,186

		357,441

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

FOREIGN GOVERNMENT OBLIGATIONS
(continued)
Mexico - 0.30%
Government of Mexico
9.875% due 02/01/2010	$150,000	$167,025

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $526,065)		$524,466

CORPORATE BONDS - 24.14%
Aerospace - 0.31%
Northrop Grumman Corp.
7.75% due 03/01/2016	150,000	176,120
Agriculture - 0.30%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	150,000	170,467
Automobiles - 0.37%
DaimlerChrysler North America Holding
7.20% due 09/01/2009	200,000	207,575
Banking - 3.79%
BAC Capital Trust XI
6.625% due 05/23/2036	150,000	144,199
Bank of America Corp.
5.375% due 09/11/2012	95,000	96,956
5.42% due 03/15/2017	200,000	194,300
Bank One Corp.
7.875% due 08/01/2010	250,000	270,420
KFW International Finance, Inc.
3.25% due 03/30/2009	150,000	148,751
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	303,994
US Bank NA, Series BKNT
6.375% due 08/01/2011	200,000	212,562
Wachovia Capital Trust III
5.80% due 03/15/2042 (b)	30,000	28,860
Wachovia Corp.
5.625% due 12/15/2008	200,000	199,535
Wells Fargo Bank NA
6.45% due 02/01/2011	500,000	529,141

		2,128,718

Building Materials & Construction - 0.21%
CRH America, Inc.
6.00% due 09/30/2016	120,000	118,616
Cable & Television - 1.28%
Comcast Corp.
5.90% due 03/15/2016	200,000	201,436
Cox Communications, Inc.
4.625% due 01/15/2010	200,000	199,395
Time Warner, Inc.
7.25% due 10/15/2017	200,000	213,202
Viacom, Inc.
6.875% due 04/30/2036	105,000	104,046

		718,079

Computers & Business Equipment - 0.63%
Cisco Systems, Inc.
5.25% due 02/22/2011	150,000	153,887

The accompanying notes are an integral part of the financial statements.
262

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Computers & Business Equipment
(continued)
International Business Machines Corp.
4.25% due 09/15/2009	$200,000	$201,310

		355,197

Domestic Oil - 0.38%
Devon Financing Corp., ULC
6.875% due 09/30/2011	200,000	215,224
Drugs & Health Care - 0.31%
Covidien International Finance SA
6.00% due 10/15/2017	170,000	176,810
Electrical Utilities - 1.65%
Constellation Energy Group
7.60% due 04/01/2032	115,000	129,453
Enel Finance International SA
6.25% due 09/15/2017	144,000	147,495
Exelon Corp.
6.75% due 05/01/2011	140,000	146,617
FirstEnergy Corp.
7.375% due 11/15/2031	250,000	268,784
Indiana Michigan Power Company
6.05% due 03/15/2037	90,000	85,755
Ontario Electricity Financial Corp.
6.10% due 01/30/2008	150,000	150,552

		928,656

Electronics - 0.14%
Tyco Electronics Group SA
6.00% due 10/01/2012	75,000	77,314
Financial Services - 5.89%
American Express Bank FSB, Series BKNT
6.00% due 09/13/2017	250,000	250,572
American Express Company
4.875% due 07/15/2013	250,000	244,416
Ameriprise Financial, Inc.
5.65% due 11/15/2015	110,000	110,852
Bear Stearns Companies, Inc.
5.55% due 01/22/2017	30,000	27,246
5.70% due 11/15/2014	250,000	237,712
6.40% due 10/02/2017	140,000	136,826
Capital One Financial Corp., Series MTN
5.70% due 09/15/2011	250,000	239,820
CIT Group, Inc.
4.00% due 05/08/2008	150,000	148,294
Citigroup, Inc.
5.00% due 09/15/2014	500,000	480,013
General Electric Capital Corp.
6.125% due 02/22/2011	150,000	158,308
Household Finance Corp.
6.375% due 11/27/2012	100,000	104,387
HSBC Finance Corp.
8.00% due 07/15/2010	150,000	160,993
International Lease Finance Corp., Series MTN
5.45% due 03/24/2011	200,000	201,920
Lehman Brothers Holdings, Inc.
6.875% due 07/17/2037	85,000	82,574

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc.
6.875% due 11/15/2018	$200,000	$207,863
Morgan Stanley
6.75% due 04/15/2011	250,000	262,565
National Rural Utilities Cooperative Finance Corp.
5.75% due 08/28/2009	250,000	255,102

		3,309,463

Food & Beverages - 0.83%
Kraft Foods, Inc.
5.25% due 10/01/2013	250,000	248,409
Unilever Capital Corp.
7.125% due 11/01/2010	200,000	216,437

		464,846

Gas & Pipeline Utilities - 0.75%
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	150,000	153,549
Texas Eastern Transmission LP
6.00% due 09/15/2017	70,000	71,668
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	194,382

		419,599

Holdings Companies/Conglomerates - 0.45%
General Electric Company
5.00% due 02/01/2013	250,000	253,327
Insurance - 1.28%
Allstate Corp.
7.20% due 12/01/2009	400,000	422,202
Lincoln National Corp.
6.30% due 10/09/2037	85,000	83,754
7.00% due 05/17/2066 (b)	30,000	29,964
MetLife, Inc.
5.70% due 06/15/2035	200,000	183,036

		718,956

International Oil - 0.56%
Husky Energy, Inc.
6.20% due 09/15/2017	140,000	146,941
Pemex Project Funding Master Trust
7.375% due 12/15/2014	150,000	165,858

		312,799

Leisure Time - 0.46%
Walt Disney Company, Series MTN
5.625% due 09/15/2016	250,000	260,393
Manufacturing - 0.38%
Honeywell International, Inc.
7.50% due 03/01/2010	200,000	213,591
Petroleum Services - 0.38%
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	213,305
Pharmaceuticals - 0.13%
AstraZeneca PLC
5.90% due 09/15/2017	70,000	73,177

The accompanying notes are an integral part of the financial statements.
263

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Real Estate - 0.42%
Realty Income Corp.
5.95% due 09/15/2016	$135,000	$135,077
Vornado Realty, LP
5.60% due 02/15/2011	100,000	100,104

		235,181

Retail - 0.89%
Federated Department Stores, Inc.
6.625% due 04/01/2011	100,000	104,606
Target Corp.
7.50% due 08/15/2010	100,000	107,235
Wal-Mart Stores, Inc.
7.55% due 02/15/2030	250,000	288,276

		500,117

Telecommunications Equipment &
Services - 1.40%
Deutsche Telekom International Finance BV
8.25% due 06/15/2030	250,000	310,417
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	202,930
Verizon Communications, Inc.
7.375% due 09/01/2012	250,000	276,804

		790,151

Telephone - 0.95%
BellSouth Corp.
4.20% due 09/15/2009	200,000	198,439
British Telecommunications PLC
9.125% due 12/15/2030	250,000	334,921

		533,360

TOTAL CORPORATE BONDS (Cost $13,640,797)		$13,571,041

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.29%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889% due 07/10/2044	700,000	721,850

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $727,617)		$721,850

REPURCHASE AGREEMENTS - 2.27%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$1,276,409 on 12/03/2007,
collateralized by $1,130,000
Federal National Mortgage
Association, 6.25% due
05/15/2029 (valued at $1,306,680,
including interest)	$1,276,000	$1,276,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,276,000)		$1,276,000

Total Investments (Total Bond Market Fund)
(Cost $55,335,863) - 99.65%		$56,029,833
Other Assets in Excess of Liabilities - 0.35%		199,437

TOTAL NET ASSETS - 100.00%		$56,229,270

Total Return Fund
		Shares or
		Principal
		Amount	Value

U.S. TREASURY OBLIGATIONS - 4.63%
Treasury Inflation Protected
Securities (d) - 4.63%
0.875% due 04/15/2010		$39,869,232	$39,747,751
2.00% due 04/15/2012 to 01/15/2026		12,926,779	13,307,666
2.375% due 04/15/2011 to 01/15/2027		9,743,449	10,331,761
2.625% due 07/15/2017		5,129,886	5,584,763
3.00% due 07/15/2012		15,768,656	17,083,115
3.625% due 04/15/2028		258,004	331,938

			86,386,994

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $84,712,982)			$86,386,994

U.S. GOVERNMENT AGENCY OBLIGATIONS - 63.48%
Federal Home Loan Mortgage Corp. - 10.20%
5.50% due 09/01/2037		7,999,204	8,005,453
5.50% TBA **		64,500,000	64,500,000
6.00% due 09/01/2027 to 11/01/2037		65,386,932	66,452,682
6.00% TBA **		50,500,000	51,257,500

			190,215,635
Federal National Mortgage
Association - 52.79%
4.332% due 03/01/2035 (b)		607,192	616,898
4.399% due 05/01/2035 (b)		1,497,850	1,509,560
4.434% due 01/01/2035 (b)		541,030	538,240
4.668% due 11/01/2034 (b)		921,771	933,234
4.831% due 06/01/2035 (b)		1,923,765	1,923,028
5.00% due 11/01/2036 to 07/01/2037		53,768,827	52,737,917
5.00% TBA **		154,000,000	150,920,000
5.50% due 12/01/2034 to 11/01/2037		376,435,029	377,259,291
5.50% TBA **		16,000,000	16,184,992
5.721% due 07/01/2034 (b)		432,558	436,666
6.00% due 10/01/2026 to 11/01/2037		136,916,794	139,240,450
6.00% TBA **		211,000,000	214,428,750
6.50% due 12/01/2035 to 11/01/2037		25,644,891	26,376,983
6.50% TBA **		300,000	308,531
6.889% due 11/01/2035 (b)		683,185	700,652

			984,115,192
Government National Mortgage
Association - 0.49%
6.00% due 11/15/2036 to 06/15/2037		8,878,661	9,107,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,171,767,191)			$1,183,438,515

FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Brazil - 0.07%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	2,500,000	1,266,246

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $1,342,951)			$1,266,246

The accompanying notes are an integral part of the financial statements.
264

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 27.07%
Automobiles - 0.35%
DaimlerChrysler N.A. Holding Corp., Series MTN
6.05313% due 03/13/2009 (b)	$6,600,000	$6,570,043
Banking - 7.29%
American Express Centurion Bank, Series BKNT
4.67938% due 06/12/2009 (b)	3,100,000	3,087,154
ANZ National International Ltd.
4.9375% due 08/07/2009 (b)	8,000,000	7,970,736
Bank of America Corp.
5.6075% due 06/19/2009 (b)	11,100,000	11,058,097
Bank of America NA, Series BKNT
5.64625% due 12/18/2008 (b)	1,200,000	1,198,692
6.00% due 10/15/2036	900,000	858,475
Bank of Ireland YCD
5.40% due 01/15/2010	13,200,000	13,214,256
BNP Paribas
5.186% due 06/29/2049 (b)	7,600,000	6,813,506
Credit Agricole SA
5.05313% due 05/28/2009 (b)	2,400,000	2,400,516
5.10313% due 05/28/2010 (b)	2,700,000	2,700,886
Deutsche Bank AG
6.00% due 09/01/2017	4,600,000	4,748,290
DnB NORBank ASA
5.3125% due 10/13/2009 (b)	2,400,000	2,400,898
Export-Import Bank of Korea
5.21375% due 06/01/2009 (b)	3,400,000	3,402,632
Fortis Bank
5.265% due 04/28/2008 (b)	1,400,000	1,398,599
5.30% due 09/30/2008 (b)	2,700,000	2,693,698
HSBC Bank USA, Series BKNT
5.86375% due 06/10/2009 (b)	900,000	895,691
HSBC Finance Corp.
5.24% due 10/21/2009 (b)	1,700,000	1,690,276
5.82438% due 09/15/2008 (b)	4,300,000	4,295,764
HSBC Finance Corp., Series MTN
5.27125% due 12/05/2008 (b)	1,600,000	1,594,589
HSBC Holdings PLC
6.50% due 05/02/2036	900,000	847,903
6.50% due 09/15/2037	1,200,000	1,129,424
ICICI Bank, Ltd.
5.7875% due 01/12/2010 (b)	3,800,000	3,787,840
National Australia Bank Ltd.
5.765% due 09/11/2009 (b)	2,500,000	2,495,207
Nordea Bank Finland PLC, Series YCD
4.76438% due 03/31/2008 (b)	1,900,000	1,899,308
Residential Capital LLC
7.615% due 05/22/2009 (b)	3,100,000	2,278,500
Royal Bank of Scotland PLC
5.23% due 07/21/2008 (b)	1,900,000	1,898,847
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)	4,100,000	4,034,999
7.648% due 08/31/2049 (b)	5,000,000	4,860,685
Santander US Debt SA Unipersonal
5.19125% due 11/20/2009	4,700,000	4,636,216
State Street Capital Trust IV
6.69438% due 06/15/2037 (b)	400,000	317,496

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Banking (continued)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)	$5,200,000	$4,857,310
Unicreditio Italiano, Series YCD
5.35% due 05/06/2008	12,400,000	12,382,057
USB Capital IX
6.189% due 04/15/2049 (b)	300,000	289,245
VTB Capital SA
5.51125% due 08/01/2008 (b)	2,300,000	2,277,000
Wachovia Bank NA, Series BKNT
5.09% due 05/25/2010 (b)	11,000,000	10,925,035
5.20% due 10/03/2008	1,800,000	1,796,074
Wachovia Corp.
5.3725% due 10/15/2011 (b)	1,100,000	1,074,920
Westpac Banking Corp., Series DPNT
4.6375% due 06/06/2008 (b)	1,600,000	1,598,861

		135,809,682
Biotechnology - 0.30%
Amgen, Inc.
5.13313% due 11/28/2008 (b)	5,600,000	5,588,565
Building Materials & Construction - 0.28%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)	5,500,000	5,290,175
Cable & Television - 0.08%
Comcast Corp.
5.875% due 02/15/2018	700,000	698,179
6.45% due 03/15/2037	700,000	698,265

		1,396,444
Chemicals - 0.08%
Rohm & Haas Company
6.00% due 09/15/2017	1,500,000	1,542,259
Crude Petroleum & Natural Gas - 0.21%
Anadarko Petroleum Corp.
6.0944% due 09/15/2009 (b)	4,000,000	3,947,176
Diversified Financial Services - 1.59%
General Electric Capital Corp., Series MTN
4.93875% due 08/15/2011 (b)	4,800,000	4,768,694
5.095% due 10/26/2009 (b)	6,200,000	6,181,673
5.25% due 01/20/2010 (b)	2,700,000	2,693,336
5.28375% due 01/05/2009 (b)	600,000	599,251
General Electric Capital Corp., Series MTNA
5.81438% due 12/15/2009 (b)	11,000,000	10,996,986
TNK-BP Finance SA
6.125% due 03/20/2012	500,000	476,250
Wells Fargo & Company
5.79438% due 09/15/2009 (b)	3,900,000	3,890,952

		29,607,142
Financial Services - 14.94%
Abbey National Treasury Services PLC, Series YCD
5.175% due 07/02/2008 (b)	4,800,000	4,800,984
American Express Bank FSB, Series BKNT
4.80% due 10/20/2009 (b)	2,600,000	2,586,925
6.00% due 09/13/2017	200,000	200,458

The accompanying notes are an integral part of the financial statements.
265

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
American Express Centurion Bank, Series BKN1
6.00% due 09/13/2017		$200,000	$200,458
American Express Centurion Bank, Series BKNT
4.6675% due 05/07/2008 (b)		2,800,000	2,796,444
American Express Credit Corp., Series MTNB
4.67938% due 12/12/2007 (b)		2,100,000	2,099,651
American Express Credit Corp., Series MTN
4.725% due 11/09/2009 (b)		2,000,000	1,980,366
5.285% due 03/02/2009 (b)		2,300,000	2,294,275
American Honda Finance Corp., Series MTN
5.78375% due 03/09/2009 (b)		3,900,000	3,898,007
Barclays Bank, PLC
5.45% due 09/12/2012		23,000,000	23,522,823
Bear Stearns Companies, Inc.
5.16063% due 04/29/2008 (b)		5,300,000	5,288,732
Bear Stearns Companies, Inc., Series MTN
5.025% due 05/18/2010 (b)		4,600,000	4,468,182
5.07188% due 08/21/2009 (b)		4,800,000	4,633,680
5.49375% due 07/16/2009 (b)		900,000	876,071
Bear Stearns Companies, Inc., Series MTNB
5.28813% due 03/30/2009 (b)		2,500,000	2,432,825
C10 Capital SPV, Ltd.
6.722% due 12/31/2016 (b)		1,700,000	1,594,872
Calabash Re, Ltd.
14.09438% due 01/08/2010 (b)		3,000,000	3,097,200
Caylon NY
5.34% due 01/16/2009		3,900,000	3,893,335
CIT Group Holdings, Inc.
5.13375% due 01/30/2009 (b)		1,300,000	1,238,596
CIT Group, Inc.
5.6675% due 12/19/2007 (b)		5,000,000	4,991,110
CIT Group, Inc., Series MTN
5.025% due 08/17/2009 (b)		2,300,000	2,160,339
Citigroup Funding Inc., Series MTN
4.78313% due 04/23/2009 (b)		2,000,000	1,994,612
5.20% due 06/26/2009 (b)		2,100,000	2,087,998
5.71375% due 12/08/2008 (b)		400,000	398,568
Citigroup Global Markets Holdings, Inc., Series
MTNA
5.79438% due 03/17/2009 (b)		2,400,000	2,396,350
Citigroup, Inc.
4.94375% due 05/02/2008 (b)		5,000,000	4,993,260
5.02375% due 01/30/2009 (b)		1,100,000	1,094,277
5.22813% due 12/28/2009 (b)		1,400,000	1,384,782
5.24% due 12/26/2008 (b)		4,100,000	4,093,137
5.30% due 10/17/2012		1,400,000	1,420,656
5.50% due 08/27/2012		2,100,000	2,135,996
6.00% due 08/15/2017		900,000	918,408
6.125% due 08/25/2036		3,500,000	3,308,140
Ford Motor Credit Company
5.80% due 01/12/2009		1,700,000	1,617,598
7.375% due 10/28/2009		2,100,000	1,988,278
General Electric Capital Corp.
5.50% due 09/15/2067 (b)	EUR	9,900,000	14,132,154
6.375% due 11/15/2067 (b)		$4,100,000	4,177,445

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
GMAC LLC
6.00% due 12/15/2011	$400,000	$339,886
Goldman Sachs Group, Inc.
5.25% due 12/23/2008 (b)	400,000	398,600
5.30% due 06/23/2009 (b)	1,700,000	1,687,360
5.625% due 01/15/2017	2,000,000	1,946,226
6.25% due 09/01/2017	5,400,000	5,599,444
Goldman Sachs Group, Inc., Series MTN
4.9575% due 11/16/2009 (b)	1,100,000	1,093,150
4.96938% due 11/10/2008 (b)	5,700,000	5,682,227
Goldman Sachs Group, Inc., Series MTNB
5.30% due 12/22/2008 (b)	5,900,000	5,880,087
5.48125% due 07/23/2009 (b)	1,100,000	1,098,486
HBOS Treasury Services PLC, Series MTN
5.25438% due 07/17/2009 (b)	3,900,000	3,893,362
International Lease Finance Corp., Series MTN
5.25% due 05/24/2010 (b)	18,700,000	18,624,190
John Deere Capital Corp., Series MTN
5.2925% due 07/15/2008 (b)	2,400,000	2,398,171
JP Morgan Chase Bank NA, Series BKNT
6.00% due 10/01/2017	3,900,000	3,940,342
JP Morgan Chase Capital XX, Series T
6.55% due 09/29/2036	400,000	350,784
JPMorgan Chase & Co, Series MTN
4.915% due 05/07/2010 (b)	3,900,000	3,867,642
Korea Development Bank
5.38% due 04/03/2010 (b)	9,900,000	9,866,865
Lehman Brothers Holdings, Inc., Series MTN
4.85% due 11/24/2008 (b)	1,200,000	1,186,308
4.9775% due 11/16/2009 (b)	4,100,000	4,009,874
5.08188% due 08/21/2009 (b)	2,600,000	2,551,760
5.17% due 05/25/2010 (b)	800,000	770,814
5.26% due 12/23/2008 (b)	400,000	394,860
5.32% due 04/03/2009 (b)	1,300,000	1,276,467
5.42% due 12/23/2010 (b)	10,000,000	9,539,330
Longpoint Re, Ltd.
10.94438% due 05/08/2010 (b)	1,200,000	1,228,560
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	3,100,000	3,142,737
Merrill Lynch & Company, Inc., Series MTN
4.9475% due 05/08/2009 (b)	2,700,000	2,671,639
4.96% due 08/14/2009 (b)	2,300,000	2,269,444
5.28375% due 07/25/2011 (b)	3,200,000	3,066,170
6.05% due 08/15/2012	900,000	913,982
Merrill Lynch & Company, Inc., Series MTNB
5.07375% due 01/30/2009 (b)	3,200,000	3,175,053
Merrill Lynch & Company, Inc., Series MTNC
4.76813% due 06/16/2008 (b)	3,000,000	2,988,819
Morgan Stanley
6.25% due 08/28/2017	800,000	813,490
Morgan Stanley, Series FMTN
4.925% due 05/07/2009 (b)	2,900,000	2,881,762
Morgan Stanley, Series GMTN
5.00625% due 02/09/2009 (b)	7,200,000	7,168,054
Morgan Stanley, Series MTN
4.8075% due 11/21/2008 (b)	1,900,000	1,890,069

The accompanying notes are an integral part of the financial statements.
266

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
Morgan Stanley, Series MTN (continued)
5.3325% due 01/15/2010 (b)	$2,400,000	$2,371,826
Mystic Re, Ltd.
15.08125% due 06/07/2011 (b)	1,000,000	1,053,300
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009 (b)	900,000	978,454
Santander Perpetual SA Unipersonal
6.671% due 10/24/2017 (b)	5,600,000	5,405,260
SLM Corp., Series MTNA
5.22375% due 07/27/2009 (b)	10,500,000	9,830,247
SMFG Preferred Capital
6.078% due 01/25/2017 (b)	1,600,000	1,468,080
Societe Generale NY
5.268% due 06/30/2008 (b)	10,600,000	10,602,162
ZFS Finance USA Trust IV
5.875% due 05/09/2032	1,100,000	1,036,376

		278,548,711

Food & Beverages - 0.11%
General Mills, Inc.
5.31% due 01/22/2010 (b)	2,100,000	2,084,752
Insurance - 0.34%
MetLife, Inc.
6.40% due 12/15/2036 (b)	900,000	827,273
Metropolitan Life Global Funding I, Series MTN
4.945% due 05/17/2010 (b)	5,000,000	4,958,615
Residential Reinsurance 2007 Ltd, Series CL2
15.37375% due 06/07/2010 (b)	600,000	625,020

		6,410,908

International Oil - 0.15%
Gaz Capital for Gazprom
6.212% due 11/22/2016	500,000	482,350
Transocean, Inc.
5.33125% due 09/05/2008 (b)	2,300,000	2,285,335

		2,767,685

Manufacturing - 0.17%
Siemens Financieringsmaatschappij NV
4.92% due 08/14/2009 (b)	3,200,000	3,198,653
Pharmaceuticals - 0.12%
AstraZeneca PLC
5.90% due 09/15/2017	1,000,000	1,045,387
6.45% due 09/15/2037	1,000,000	1,082,835

		2,128,222

Telecommunications Equipment &
Services - 0.32%
Verizon Communications, Inc.
5.28% due 04/03/2009 (b)	5,900,000	5,886,825
Telephone - 0.74%
AT&T, Inc.
4.95875% due 05/15/2008 (b)	1,700,000	1,696,899
4.9775% due 02/05/2010 (b)	1,400,000	1,391,183
5.08% due 11/14/2008 (b)	1,600,000	1,596,480
BellSouth Corp.
4.24% due 04/26/2008 (b)	2,200,000	2,190,993

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
BellSouth Corp. (continued)
4.96875% due 08/15/2008 (b)	$3,800,000	$3,790,519
Telecom Italia Capital SA
5.81875% due 07/18/2011 (b)	3,200,000	3,134,304

		13,800,378

TOTAL CORPORATE BONDS (Cost $509,994,677)		$504,577,620

MUNICIPAL BONDS - 0.45%
Iowa - 0.06%
Tobacco Settlement Authority of Iowa, Tobacco
Settlement Revenue, Series A
6.50% due 06/01/2023	1,150,000	1,092,523

Nevada - 0.01%
Truckee Meadows Nevada Water Authority, Water
Revenue, Series A
5.00% due 07/01/2036	100,000	103,435

Pennsylvania - 0.24%
Pennsylvania Higher Educational Facilties
Authority, Facilities Authority Revenue
4.75% due 07/15/2035	4,500,000	4,525,470

Wisconsin - 0.14%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	2,625,000	2,712,491

TOTAL MUNICIPAL BONDS (Cost $8,568,449)		$8,433,919

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.36%
American Home Mortgage Investment Trust, Series
2004-4, Class 4A
4.39% due 02/25/2045	299,377	293,226
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-8, Class 2A1
5.07543% due 11/25/2034 (b)	4,431,336	4,419,921
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2004-9, Class 22A1
4.780901% due 11/25/2034 (b)	1,463,000	1,448,047
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
4.94875% due 09/25/2035 (b)	1,324,630	1,302,208
Bear Stearns Mortgage Funding Trust, Series
2007-AR1, Class 2A1
4.85875% due 02/25/2037 (b)	4,206,019	4,132,717
Bear Stearns Structured Products, Inc., Series
2007-R7, Class A1
4.98875% due 01/25/2037 (b)	4,803,147	4,773,127
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class 1A1
4.90% due 12/25/2035 (b)	1,407,668	1,408,295
Citigroup Mortgage Loan Trust, Inc., Series
2005-11, Class A2A
4.70% due 12/25/2035	562,640	555,051
Countrywide Alternative Loan Trust,
Series 2005-81, Class A1
5.06875% due 02/25/2037 (b)	7,221,109	6,913,429
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-22, Class A3
4.799591% due 11/25/2034 (b)	2,790,403	2,774,352

The accompanying notes are an integral part of the financial statements.
267

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Countrywide Home Loan Mortgage Pass Through
Trust, Series 2004-HYB9, Class 1A1
4.735424% due 02/20/2035 (b)	$5,023,283	$5,001,775
Countrywide Home Loans,
Series 2005-HYB9, Class 3A2A
5.25% due 02/20/2036 (b)	669,338	660,029
Credit-Based Asset Servicing and Securitization
LLC, Series 2007-SP1, Class A1
4.87875% due 12/25/2037 (b)	7,791,486	7,613,746
CS First Boston Mortgage Securities Corp., Series
2005-C6, Class A1
4.938% due 12/15/2040	1,185,055	1,183,443
Deutsche ALT-A Securities Inc Alternate Loan
Trust, Series 2007-AR1, Class A3B
4.85875% due 01/25/2047 (b)	2,629,460	2,563,138
Fannie Mae Whole Loan, Series 2003-W12, Class
2A5
4.50% due 06/25/2043 (b)	2,602,977	2,588,516
Fannie Mae Whole Loan, Series 2003-W6, Class F
5.13313% due 09/25/2042 (b)	2,172,886	2,153,167
Fannie Mae, Series 2003-37, Class HY
5.00% due 12/25/2016 (b)	11,077,347	11,094,997
Fannie Mae, Series 2005-120, Class NF
4.88313% due 01/25/2021 (b)	19,835,116	19,800,997
Fannie Mae, Series 2006-5, Class 3A2
4.66888% due 05/25/2035 (b)	500,000	500,839
Federal Home Loan Mortgage Corp., REMICS,
Series 2007-3346, Class FA
4.88188% due 02/15/2019 (b)	17,544,055	17,444,455
Federal Home Loan Mortgage Corp., Series
2007-3335, Class AF
4.80188% due 10/15/2020 (b)	25,850,350	25,730,880
Federal Home Loan Mortgage Corp., Series
2007-3335, Class BF
4.80188% due 07/15/2019 (b)	4,239,923	4,220,124
Federal Home Loan Mortgage Corp., Series 2637,
Class F
5.05188% due 06/15/2018 (b)	374,345	374,700
Federal Home Loan Mortgage Corp., Series 3036,
Class NA
5.00% due 07/15/2024	3,387,326	3,394,087
Federal Home Loan Mortgage Corp., Series 3149,
Class LF
4.95188% due 05/15/2036 (b)	1,822,710	1,811,445
Federal Home Loan Mortgage Corp., Series T-63,
Class 1A1
6.133% due 02/25/2045 (b)	258,954	258,642
Federal National Mortgage Association, REMICS,
Series 2007-73, Class A1
4.84313% due 07/25/2037 (b)	4,378,042	4,251,736
Federal National Mortgage Association, Series
2003-21, Class M
5.00% due 02/25/2017 (b)	645,983	646,970
Federal National Mortgage Association, Series
2005-33, Class QA
5.00% due 06/25/2027	2,300,100	2,302,396
Freddie Mac , Series 2007-3335, Class FT
4.80188% due 08/15/2019 (b)	19,334,033	19,243,106

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Freddie Mac, Series 2002-2539, Class TE
5.00% due 12/15/2026 (b)	$3,960,230	$3,946,141
Greenpoint Mortgage Funding Trust, Series
2006-AR6, Class A1A
4.86875% due 10/25/2046 (b)	2,322,448	2,287,987
Greenpoint Mortgage Funding Trust, Series
2006-AR8, Class 1A1A
4.86875% due 01/25/2047 (b)	2,499,692	2,467,879
GS Mortgage Securities Corp II, Series 2007-EOP,
Class A1
4.7675% due 03/06/2020 (b)	3,319,576	3,236,838
Indymac Index Mortgage Loan Trust, Series
2006-AR14, Class 1A1A
4.87875% due 11/25/2046 (b)	1,403,995	1,392,513
JP Morgan Mortgage Trust, Series 2005-A1, Class
6T1
5.0235% due 02/25/2035 (b)	2,062,379	2,017,907
LB-UBS Commercial Mortgage Trust, Series
2002-C2, Class A2
4.904% due 06/15/2026	1,054,832	1,051,597
LB-UBS Commercial Mortgage Trust, Series
2005-C7, Class A1
4.99% due 11/15/2030	1,483,604	1,484,920
Mellon Residential Funding Corp., Series
2000-TBC3, Class A1
5.09188% due 12/15/2030 (b)	5,425,734	5,300,247
Merrill Lynch Mortgage Investors, Inc., Series
2005-2, Class 3A
5.78875% due 10/25/2035 (b)	708,355	695,666
Merrill Lynch Mortgage Investors, Inc., Series
2005-3, Class 4A
5.03875% due 11/25/2035 (b)	443,315	428,736
Merrill Lynch Mortgage Investors, Inc., Series
2005-A10, Class A
4.99875% due 02/25/2036 (b)	1,282,667	1,238,764
Morgan Stanley Capital I, Series 2007-XLFA, Class
A1
4.71188% due 10/15/2020 (b)	1,136,180	1,120,819
Structured Asset Mortgage Investments Inc, Series
2007-AR2, Class 2A1
4.91875% due 03/25/2037 (b)	3,947,044	3,751,772
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A3
4.93625% due 07/19/2035 (b)	2,665,052	2,529,919
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A
5.06875% due 02/25/2036 (b)	703,819	677,419
Thornburg Mortgage Securities Trust, Series
2006-5, Class A1
4.90875% due 09/25/2046 (b)	4,794,364	4,717,840
Thornburg Mortgage Securities Trust, Series
2006-6, Class A1
4.89875% due 11/25/2046 (b)	2,051,808	2,023,469
WaMu Mortgage Pass-Through Certificates, Series
2002-AR17, Class 1A
6.0633% due 11/25/2042 (b)	353,794	355,572
Washington Mutual, Inc., Series 2001-7, Class A
6.129% due 05/25/2041 (b)	312,994	313,397

The accompanying notes are an integral part of the financial statements.
268

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2005-AR19, Class
A1A1
5.05875% due 12/25/2045 (b)	$3,822,163	$3,687,754
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-CC, Class A1
4.949688% due 01/25/2035 (b)	3,581,991	3,536,962
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,757,356	2,728,550

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $213,306,190)		$211,852,229

ASSET BACKED SECURITIES - 7.76%
ACE Securities Corp., Series 2006-ASP5, Class
A2A
4.86875% due 10/25/2036 (b)	1,385,349	1,355,969
Argent Securities, Inc., Series 2006-M2, Class A2A
4.83875% due 09/25/2036 (b)	747,629	735,823
Bear Stearns Asset Backed Securities Inc, Series
2007-HE1, Class 21A1
4.84875% due 01/25/2037 (b)	4,431,558	4,294,459
Bear Stearns Asset Backed Securities Trust,
Series 2007-HE5, Class 1A1
4.87875% due 06/25/2047 (b)	1,643,808	1,605,514
Carrington Mortgage Loan Trust, Series 2005-NC5,
Class A2
5.1925% due 10/25/2035 (b)	2,722,459	2,586,336
Citigroup Commercial Mortgage Trust, Series
2006-FL2, Class A1
4.72188% due 08/15/2021 (b)	588,060	579,974
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH4, Class A1
4.83313% due 11/25/2036 (b)	723,984	715,839
Commercial Mortgage Pass Through Certificates,
Series 1999-1, Class A2
6.455% due 05/15/2032	2,382,207	2,388,041
Countrywide Asset-Backed Certificates, Series
2006-15, Class A1
4.89875% due 10/25/2046 (b)	1,612,068	1,589,146
Countrywide Asset-Backed Certificates, Series
2006-16, Class 2A1
4.83875% due 12/25/2046 (b)	638,775	627,093
Countrywide Asset-Backed Certificates, Series
2006-17, Class 2A1
4.83875% due 03/25/2047 (b)	1,322,097	1,297,514
Countrywide Asset-Backed Certificates, Series
2006-18, Class 2A1
4.83875% due 03/25/2037 (b)	3,610,950	3,518,580
Countrywide Asset-Backed Certificates, Series
2006-19, Class 2A1
4.84875% due 03/25/2037 (b)	2,205,704	2,155,865
Countrywide Asset-Backed Certificates, Series
2007-1, Class 2A1
4.83875% due 07/25/2037 (b)	10,852,570	10,557,521
Daimler Chrysler Auto Trust, Series 2006-C, Class
A2
5.33% due 05/08/2009	1,063,054	1,062,849

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF15, Class A3
4.83875% due 11/25/2036 (b)	$2,903,934	$2,794,583
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2006-FF9, Class 2A1
4.84875% due 06/25/2036 (b)	6,496,371	6,352,466
First Franklin Mortgage Loan Asset Backed
Certificates, Series 2007-FF1, Class A2A
4.82875% due 01/25/2038 (b)	4,343,905	4,229,200
First USA Credit Card Master Trust, Series 1998-6,
Class A
4.84625% due 04/18/2011 (b)	6,600,000	6,599,209
Fremont Home Loan Trust, Series 2006-3, Class
2A1
4.85875% due 02/25/2037 (b)	1,012,555	992,252
GE Capital Commercial Mortgage Corp., Series
2002-3A, Class A1
4.229% due 12/10/2037 (b)	5,142,341	5,085,831
GSAMP Trust, Series 2006-FM2, Class A2A
4.85875% due 09/25/2036 (b)	1,559,164	1,534,200
GSAMP Trust, Series 2007-FM1, Class A2A
4.85875% due 12/25/2036 (b)	2,314,609	2,253,580
GSR Mortgage Loan Trust, Series 2005-AR7,
Class 6A1
5.250832% due 11/25/2035 (b)	3,161,602	3,083,891
GSR Mortgage Loan Trust, Series 2005-HEL1,
Class A2A
4.88875% due 11/25/2030 (b)	171,757	170,095
HFC Home Equity Loan Asset Backed Certificates,
Series 2005-1, Class A
5.03% due 01/20/2034 (b)	2,905,447	2,839,810
HSBC Asset Loan Obligation, Series 2007-WF1,
Class A1
4.84875% due 12/25/2036 (b)	9,667,551	9,410,761
HSI Asset Securitization Corp. Trust, Series
2006-HE2, Class 2A1
4.83313% due 12/25/2036 (b)	1,198,738	1,164,743
JP Morgan Mortgage Acquisition Corp., Series
2006-HE3, Class A2
4.85875% due 11/25/2036 (b)	592,548	581,267
JP Morgan Mortgage Acquisition Corp., Series
2006-WMC3, Class A2
4.83875% due 08/25/2036 (b)	872,624	854,626
JP Morgan Mortgage Acquisition Corp., Series
2007-HE1, Class AV1
4.84875% due 04/01/2037 (b)	2,970,543	2,853,115
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
4.73188% due 09/15/2021 (b)	439,545	439,046
Long Beach Mortgage Loan Trust, Series 2004-4,
Class 1A1
5.06875% due 10/25/2034 (b)	58,753	56,487
Master Asset Backed Securities Trust, Series
2007-HE1, Class A1
4.86875% due 05/25/2037 (b)	2,084,037	1,994,163
Merrill Lynch Mortgage Investors Trust, Series
2006-RM5, Class A2A
4.84875% due 10/25/2037 (b)	4,081,287	3,811,955

The accompanying notes are an integral part of the financial statements.
269

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Morgan Stanley ABS Capital I, Series 2006-NC5,
Class A2A
4.82875% due 10/25/2036	$882,844	$862,314
Morgan Stanley ABS Capital I, Series 2007-HE1,
Class A2A
4.83875% due 11/25/2036 (b)	3,904,034	3,705,783
Newcastle Mortgage Securities Trust, Series
2006-1, Class A1
4.85875% due 03/25/2036 (b)	910,606	900,936
Option One Mortgage Loan Trust, Series 2007-1,
Class 2A1
4.83875% due 01/25/2037 (b)	2,838,283	2,769,543
Park Place Securities, Inc., Series 2004-MCW1,
Class A1
5.10075% due 10/25/2034 (b)	2,285,399	2,214,544
Residential Asset Mortgage Products, Inc., Series
2006-RZ4, Class A1A
4.86875% due 10/25/2036 (b)	2,343,623	2,299,221
Residential Asset Securities Corp., Series
2006-EMX9, Class 1A1
4.85875% due 11/25/2036 (b)	3,657,493	3,590,917
Residential Asset Securities Corp., Series
2006-KS6, Class A1
4.82875% due 08/25/2036 (b)	716,667	710,585
Residential Asset Securities Corp., Series
2006-KS8, Class A1
4.84875% due 10/25/2036 (b)	4,089,098	4,026,530
Residential Asset Securities Corp., Series
2006-KS9, Class AI1
4.85875% due 11/25/2036 (b)	2,027,851	1,984,443
Saxon Asset Securities Trust, Series 2006-3, Class
A1
4.84875% due 10/25/2046 (b)	914,986	897,239
SBI Heloc Trust, Series 2006-1A, Class 1A2A
4.95875% due 08/25/2036 (b)	1,222,457	1,164,581
Securitized Asset Backed Receivables LLC Trust,
Series 2007-HE1, Class A2A
4.84875% due 12/25/2036 (b)	3,237,815	3,072,804
Soundview Home Equity Loan Trust, Series
2006-EQ1, Class A1
4.83875% due 10/25/2036 (b)	1,231,249	1,201,450
Specialty Underwriting & Residential Finance,
Series 2007-BC1, Class A2A
4.84875% due 01/25/2038 (b)	4,110,006	4,006,389
Structured Asset Securities Corp., Series 2005-S7,
Class A1
4.91875% due 12/25/2035 (b)	283,419	282,656
Structured Asset Securities Corp., Series 2006-11,
Class A1
5.3243% due 10/25/2035 (b)	2,275,498	2,267,238
Structured Asset Securities Corp., Series
2006-BC3, Class A2
4.83875% due 10/25/2036 (b)	2,376,938	2,307,117
USAA Auto Owner Trust, Series 2007-1, Class A1
5.337% due 07/11/2008	966,159	965,706
Wachovia Auto Loan Owner Trust 2006-1, Series
2007-1, Class A1
5.337% due 06/20/2008	441,851	441,851

Total Return Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Wachovia Bank Commercial Mortgage Trust,
Series 2006-WL7A, Class A1
4.74188% due 09/15/2021 (b)	$8,662,644	$8,582,242
Wachovia Bank Commercial Mortgage Trust,
Series 2007-WHL8, Class A1
4.73188% due 06/15/2020 (b)	4,018,848	4,018,607
Wells Fargo Home Equity Trust, Series 2005-4,
Class AI1
4.90875% due 12/25/2035 (b)	314,576	314,218

TOTAL ASSET BACKED SECURITIES
(Cost $147,917,848)		$144,758,717

TERM LOANS - 0.99%
Cable & Television - 0.05%
Cablevision
6.42% due 03/23/2013 (b)	985,000	937,085
Electrical Utilities - 0.26%
Kinder Morgan, Inc.
6.575% due 11/24/2013	4,987,500	4,710,070
Financial Services - 0.58%
Chrysler Financial
8.90% due 08/03/2012	8,000,000	7,834,280
SLM Corp., Series MTNA
zero coupon due 06/30/2008	3,200,000	3,008,000

		10,842,280
Semiconductors - 0.10%
Sensata Technologies, Inc.
6.70% due 04/27/2013	1,984,887	1,883,161

TOTAL TERM LOANS (Cost $18,763,811)		$18,372,596

OPTIONS - 1.04%
Call Options - 1.04%
Over The Counter European Style Call on
USD-LIBOR rate swaption
Expiration 09/26/2008 at $4.75 *	100,000,000	1,983,570
Expiration 09/30/2008 at $4.75 *	137,700,000	2,731,376
Expiration 12/15/2008 at $4.75 *	143,700,000	2,754,657
Expiration 02/01/2008 at $4.75 *	41,000,000	332,596
Expiration 03/31/2008 at $4.75 *	109,700,000	2,147,696
Expiration 03/31/2008 at $4.75 *	52,000,000	1,018,051
Expiration 09/26/2008 at $4.75 *	36,000,000	714,085
Expiration 12/15/2008 at $5.00 *	198,300,000	4,538,512
Expiration 02/01/2008 at $5.00 *	82,500,000	1,897,913
Expiration 02/02/2009 at $5.20 *	46,000,000	1,160,598

		19,279,054
Put Options - 0.00%
Chicago Mercantile Exchange American Purchase
Put on Eurodollar
Expiration 12/17/2007 at $91.25 *	2,275,000	5,687
Expiration 12/17/2007 at $91.75 *	12,500	31
Expiration 03/17/2008 at $91.75 *	6,250,000	15,625
Expiration 12/17/2007 at $92.00 *	1,185,000	2,963

The accompanying notes are an integral part of the financial statements.
270

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)
		Shares or
		Principal
		Amount	Value

OPTIONS (continued)
Put Options (continued)
Chicago Mercantile Exchange American Purchase
Put on Eurodollar (continued)
Expiration 12/17/2007 at $92.25 *		1,262,500	$3,156

			27,462

TOTAL OPTIONS (Cost $4,140,185)			$19,306,516

REPURCHASE AGREEMENTS - 1.36%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$25,346,129 on 12/3/2007,
collateralized by $25,300,000
Federal National Mortgage
Association, 5.7% due 10/05/2021
(valued at $25,847,151, including
interest)		$25,338,000	$25,338,000

TOTAL REPURCHASE AGREEMENTS
(Cost $25,338,000)			$25,338,000

SHORT TERM INVESTMENTS - 1.19%
Dexia Credit Local SA - Series YCD
5.27% due 09/29/2008	EUR	13,900,000	$13,895,520
Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		$300,000	299,972
U.S. Treasury Bills
zero coupon due 12/13/2007		8,030,000	8,020,010

TOTAL SHORT TERM INVESTMENTS
(Cost $22,215,502)			$22,215,502

Total Investments (Total Return Fund)
(Cost $2,208,067,786) - 119.40%			$2,225,946,854
Liabilities in Excess of Other Assets - (19.40)%			(361,635,045)

TOTAL NET ASSETS - 100.00%			$1,864,311,809

Schedule of Securities Sold Short
		Shares or
		Principal
		Amount	Value

U.S. TREASURY NOTES - 100.00%
U.S. Treasury Notes
4.50%, due 05/15/2017		$23,500,000	$24,480,397

TOTAL U.S. TREASURY
NOTES (Proceeds $23,735,715)			$24,480,397

Total Securities Sold Short
(Proceeds $23,735,715)			$24,480,397

U.S. Global Leaders Growth Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 99.55%
Biotechnology - 5.16%
Genzyme Corp. *	484,907	$36,334,082
Business Services - 4.92%
Automatic Data Processing, Inc.	768,248	34,617,255
Cosmetics & Toiletries - 8.05%
Colgate-Palmolive Company	200,967	16,093,437
Procter & Gamble Company	548,260	40,571,240

		56,664,677
Financial Services - 4.51%
State Street Corp.	396,764	31,697,476
Food & Beverages - 11.44%
PepsiCo, Inc.	483,000	37,277,940
Sysco Corp.	621,143	20,193,359
The Coca-Cola Company	370,625	23,015,812

		80,487,111
Healthcare Products - 10.50%
Johnson & Johnson	435,744	29,517,298
Medtronic, Inc.	511,282	25,998,690
Stryker Corp.	253,000	18,375,390

		73,891,378
Holdings Companies/Conglomerates - 4.63%
General Electric Company	849,799	32,538,804
Hotels & Restaurants - 3.49%
Starbucks Corp. *	1,048,612	24,527,035
Insurance - 2.50%
American International Group, Inc.	302,114	17,561,887
Internet Retail - 1.50%
eBay, Inc. *	313,697	10,518,260
Leisure Time - 3.00%
Electronic Arts, Inc. *	376,196	21,138,453
Pharmaceuticals - 4.02%
Teva Pharmaceutical Industries, Ltd., SADR	634,073	28,298,678
Retail Grocery - 3.05%
Whole Foods Market, Inc. (a)	498,100	21,423,281
Retail Trade - 15.41%
Costco Wholesale Corp.	160,819	10,839,200
Lowe's Companies, Inc.	1,066,700	26,038,147
Staples, Inc.	1,941,321	46,009,308
Walgreen Company	698,300	25,550,797

		108,437,452
Sanitary Services - 2.23%
Ecolab, Inc.	328,000	15,711,200
Software - 7.78%
Microsoft Corp.	987,606	33,183,562
SAP AG, SADR (a)	420,800	21,553,376

		54,736,938
Telecommunications Equipment &
Services - 3.59%
QUALCOMM, Inc.	619,100	25,246,898

The accompanying notes are an integral part of the financial statements.
271

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Global Leaders Growth Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trucking & Freight - 3.77%
FedEx Corp.	269,000	$26,488,430

TOTAL COMMON STOCKS (Cost $644,672,343)		$700,319,295

SHORT TERM INVESTMENTS - 5.08%
John Hancock Cash Investment Trust (c)	$35,704,735	$35,704,735

TOTAL SHORT TERM INVESTMENTS
(Cost $35,704,735)		$35,704,735

REPURCHASE AGREEMENTS - 0.86%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$6,065,946 on 12/03/2007,
collateralized by $5,645,000
Federal Home Loan Mortgage
Corp., 6.875% due 09/15/2010
(valued at $6,188,331, including
interest)	$6,064,000	$6,064,000

TOTAL REPURCHASE AGREEMENTS
(Cost $6,064,000)		$6,064,000

Total Investments (U.S. Global Leaders Growth Fund)
(Cost $686,441,078) - 105.49%		$742,088,030
Liabilities in Excess of Other Assets - (5.49)%		(38,615,952)

TOTAL NET ASSETS - 100.00%		$703,472,078

U.S. Government Securities Fund
	Shares or
	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS - 10.26%
Treasury Inflation Protected
Securities (d) - 2.13%
2.00% due 01/15/2026	$2,457,585	$2,481,008
2.375% due 01/15/2027	1,860,588	1,994,463

		4,475,471
U.S. Treasury Bonds - 0.09%
7.125% due 02/15/2023	140,000	182,405
U.S. Treasury Notes - 8.04%
4.00% due 08/31/2009 to 04/15/2010	2,758,000	2,801,157
4.50% due 03/31/2009	7,700,000	7,838,361
4.625% due 07/31/2012	4,650,000	4,889,039
4.75% due 08/15/2017	530,000	562,421
4.875% due 10/31/2008	100,000	101,383
5.00% due 07/31/2008	700,000	707,328

		16,899,689

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $20,878,367)		$21,557,565

U.S. GOVERNMENT AGENCY OBLIGATIONS - 79.77%
Federal Home Loan Mortgage Corp. - 8.10%
5.00% due 08/01/2033	1,467,993	1,444,304

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

U.S. GOVERNMENT AGENCY
OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp.
(continued)
5.00% TBA **	$3,000,000	$2,943,750
5.50% due 11/01/2035	932,690	933,475
5.899% due 01/01/2037	2,192,866	2,224,941
6.00% due 10/01/2010 to 10/01/2037	1,127,800	1,147,654
6.00% TBA **	7,600,000	7,714,000
6.50% due 12/01/2010 ***	10,672	10,742
7.00% due 02/01/2011 to 06/01/2032	533,256	556,788
9.00% due 10/01/2017	7,204	7,313
9.50% due 08/01/2020	21,826	23,854
11.75% due 12/01/2013	1,021	1,157
12.00% due 07/01/2020	6,305	6,900

		17,014,878
Federal National Mortgage
Association - 68.86%
3.1101% due 02/17/2009 (b)***	1,544,000	1,534,504
4.875% due 01/11/2008 ***	2,280,000	2,281,033
5.00% due 12/01/2019	7,301,802	7,320,885
5.00% TBA **	43,400,000	42,554,874
5.50% due 04/01/2018 to 11/01/2037	40,615,761	40,690,847
5.50% due 05/01/2018 ***	1,285,495	1,304,472
5.50% TBA **	14,300,000	14,465,337
5.772% due 08/01/2037 (b)	1,927,264	1,947,575
6.00% due 02/01/2037	5,997,870	6,096,628
6.00% TBA **	5,610,000	5,711,020
6.355% due 07/01/2037 (b)	2,449,345	2,513,829
6.50% due 02/01/2026 to 10/01/2037	3,415,842	3,515,262
6.50% due 07/01/2032 ***	1,394,074	1,453,217
6.50% TBA **	11,540,000	11,868,174
7.00% due 07/01/2022 to 01/01/2034	703,952	738,024
7.50% due 09/01/2029 to 02/01/2031	118,277	126,288
8.00% due 06/01/2017 to 03/01/2033	284,138	303,987
8.25% due 09/01/2008 ***	287	289
8.50% due 08/01/2019	109,086	116,636
8.50% due 02/01/2009 ***	104	105
8.75% due 08/01/2009 to 12/01/2009	12,490	12,570
9.00% due 05/01/2021	5,480	5,927
11.50% due 09/15/2013 to 09/01/2019	24,079	27,391
12.00% due 01/01/2013 to 04/20/2016	64,906	75,361
12.50% due 01/01/2013 to 09/20/2015	31,052	35,096
13.50% due 11/15/2014	14,712	16,854

		144,716,185
Government National Mortgage
Association - 2.81%
6.00% TBA **	5,100,000	5,230,688
6.50% due 02/15/2034 to 09/15/2034	342,183	355,649
7.50% due 03/15/2026 to 12/15/2027	161,434	172,314
8.50% due 06/15/2025	138,044	150,553
11.00% due 09/15/2015	614	707

		5,909,911

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $166,033,994)		$167,640,974

The accompanying notes are an integral part of the financial statements.
272

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS - 22.25%
American Home Mortgage Assets, Series 2006-3,
Class 3A12
4.9731% due 10/25/2046 (b)***	$1,179,385	$1,150,989
American Home Mortgage Investment Trust, Series
2006-2, Class 1A1
4.8688% due 06/25/2046 (b)***	618,935	614,288
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
7.0552% due 11/25/2034 (b)***	752,867	777,503
Bear Stearns Structured Products Inc., Series
2007-R10, Class A1
5.14% due 09/26/2037 (b)	1,867,541	1,858,203
Bear Stearns Structured Products Inc., Series
2007-R11, Class A1A
6.1025% due 09/27/2037 (b)	1,877,193	1,847,862
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306% due 12/10/2046 (b)	1,740,000	1,720,569
Countrywide Alternative Loan Trust, Series
2005-17, Class 2A1
5.0288% due 07/25/2035 (b)***	483,133	477,447
Countrywide Alternative Loan Trust, Series
2005-59, Class 1A1
5.07% due 11/20/2035 (b)***	350,709	339,641
Countrywide Alternative Loan Trust, Series
2006-OA10, Class 4A1
4.9788% due 08/25/2046 (b)***	1,318,472	1,280,375
Countrywide Alternative Loan Trust, Series
2006-OA11, Class A4
4.9788% due 09/25/2046 (b)***	1,400,779	1,354,634
Countrywide Alternative Loan Trust, Series
2006-OA7, Class 3A1
4.9988% due 06/25/2046 (b)***	900,789	876,733
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 1A1
4.94% due 07/20/2046 (b)***	1,334,125	1,280,699
Countrywide Alternative Loan Trust, Series
2006-OA9, Class 2A1B
4.94% due 07/20/2046 (b)***	1,390,301	1,356,066
Countrywide Alternative Loan Trust, Series
2006-OC2, Class 2A3
5.0788% due 02/25/2036 (b)***	1,000,000	961,680
Countrywide Home Loans, Series 2006-OA5, Class
1A1
4.9888% due 04/25/2046 (b)***	655,177	639,408
Federal Home Loan Mortgage Corp.,
Series 2525, Class AM
4.50% due 04/15/2032	240,246	226,759
Federal Home Loan Mortgage Corp.,
Series 2686, Class QI
5.50% IO due 01/15/2023 ***	398,511	4,157
Federal National Mortgage Association Whole
Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043 ***	5,000,000	4,973,878
Federal National Mortgage Association Whole
Loan, Series 2005-W3, Class 2AF
5.0031% due 03/25/2045 (b)***	574,721	565,879
Federal National Mortgage Association Whole
Loan, Series 2003-W14, Class 2A
6.3516% due 01/25/2043 (b)***	861,537	868,397

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Federal National Mortgage Association, Series
1998-M4, Class C
6.527% due 05/25/2030	$61,917	$61,723
Harborview Mortgage Loan Trust, Series 2005-7,
Class 1A1
6.209% due 06/19/2045 (b)***	509,506	496,768
Impac CMB Trust, Series 2004-5, Class 1A1
5.1488% due 10/25/2034 (b)***	933,246	932,813
Impac Secured Assets Corp., Series 2005-2,
Class A1
5.1088% due 03/25/2036 (b)***	1,095,574	1,044,471
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347% due 11/15/2038	2,280,000	2,262,380
Luminent Mortgage Trust, Series 2006-4, Class A1A
4.9788% due 05/25/2046 (b)***	1,169,427	1,124,990
Master Adjustable Rate Mortgages Trust, Series
2004-15, Class 1A1
7.0294% due 12/25/2034 (b)	112,153	113,220
Master Adjustable Rate Mortgages Trust, Series
2007-3, Class 12A1
4.99% due 05/25/2047 (b)	1,779,232	1,726,186
Morgan Stanley Mortgage Loan Trust, Series
2006-8AR, Class 1A2
4.8588% due 06/25/2036 (b)***	767,055	758,160
Novastar Mortgage-Backed Notes, Series
2006-MTA1, Class 2A1A
4.9788% due 09/25/2046 (b)***	1,100,937	1,067,936
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR6, Class 1A1
4.9688% due 07/25/2036 (b)***	1,278,999	1,243,581
Structured Asset Mortgage Investments, Inc.,
Series 2006-AR7, Class A1A
4.9988% due 08/25/2036 (b)***	1,527,829	1,495,472
Thornburg Mortgage Securities Trust, Series
2005-3, Class A3
5.0488% due 10/25/2045 (b)***	1,546,885	1,542,665
Thornburg Mortgage Securities Trust, Series
2005-4, Class A4
4.9888% due 12/25/2045 (b)***	1,739,670	1,733,221
Thornburg Mortgage Securities Trust, Series
2006-3, Class A2
4.8938% due 05/25/2046 (b)***	1,549,791	1,539,900
Thornburg Mortgage Securities Trust, Series
2006-3, Class A3
4.8988% due 06/25/2046 (b)***	1,626,068	1,615,591
Thornburg Mortgage Securities Trust, Series
2007-4, Class 2A1
6.2309% due 09/25/2037 (b)	796,183	803,062
Thornburg Mortgage Securities Trust, Series
2007-4, Class 3A1
6.2201% due 09/25/2037 (b)	729,227	736,282
WaMu Mortgage Pass-Through Certificates, Series
2005-AR17, Class A1A1
5.0588% due 12/25/2045 (b)***	914,968	888,819
Washington Mutual, Inc., Series 2005-AR13, Class
A1B3
5.1488% due 10/25/2045 (b)***	625,857	598,933

The accompanying notes are an integral part of the financial statements.
273

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Washington Mutual, Inc., Series 2005-AR8, Class
2A1A
5.0788% due 07/25/2045 (b)***	$967,448	$939,703
Zuni Mortgage Loan Trust, Series 2006-OA1,
Class A1
4.9188% due 08/25/2036 (b)***	879,641	867,326

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,279,605)		$46,768,369

ASSET BACKED SECURITIES - 15.73%
ACE Securities Corp., Series 2006-GP1, Class A
4.9188% due 02/25/2031 (b)***	1,047,127	966,204
ACE Securities Corp., Series 2006-SL3, Class A1
4.8888% due 06/25/2036 (b)***	905,365	600,347
Aegis Asset Backed Securities Trust, Series
2004-2, Class A3
5.2688% due 06/25/2034 (b)***	217,627	170,667
Amortizing Residential Collateral Trust, Series
2001-BC6, Class A
5.1388% due 10/25/2031 (b)***	600,709	589,703
Countrywide Asset-Backed Certificates, Series
2002-BC2, Class A
5.3288% due 04/25/2032 (b)***	359,117	353,920
Countrywide Home Equity Loan Trust, Series
2004-I, Class A
4.9419% due 02/15/2034 (b)***	879,796	867,665
Countrywide Home Equity Loan Trust, Series
2005-E, Class 2A
4.8719% due 11/15/2035 (b)***	312,416	301,507
Countrywide Home Equity Loan Trust, Series
2006-E, Class 2A
4.7919% due 07/15/2036 (b)***	1,136,148	1,075,340
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4E1B
4.9119% due 06/15/2029 (b)***	1,014,296	1,014,159
Countrywide Home Equity Loan Trust, Series
2006-RES, Class 4F1B
4.9119% due 05/15/2034 (b)***	1,038,884	1,038,884
Countrywide Home Equity Loan Trust, Series
2007-GW, Class A
5.20% due 11/15/2028 (b)	1,780,623	1,669,335
Credit Suisse Mortgage Capital Certificates, Series
2006-CF2, Class A1
5.0488% due 05/25/2036 (b)***	974,232	877,570
GMAC Mortgage Corp. Loan Trust, Series
2006-HE1, Class A
4.9988% due 11/25/2036 (b)***	1,852,197	1,640,912
GSAA Home Equity Trust, Series 2005-5, Class A4
5.0588% due 02/25/2035 (b)***	795,246	707,396
GSAMP Trust, Series 2006-S4, Class A1
4.8788% due 05/25/2036 (b)***	804,713	627,104
IndyMac Seconds Asset Backed Trust, Series
2006-A, Class A
4.9188% due 06/25/2036 (b)***	1,077,211	640,625
JP Morgan Chase Commercial Mortgage Securities
Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	2,490,000	2,483,575

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES
(continued)
Long Beach Mortgage Loan Trust, Series 2005-3,
Class 2A2
5.0688% due 08/25/2045 (b)***	$953,732	$943,711
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H1, Class 2A1
6.29% due 10/25/2037 (b)	1,967,368	1,982,792
Morgan Stanley ABS Capital I, Series 2005-WMC4,
Class A1MZ
5.0488% due 04/25/2035 (b)***	6,279	6,276
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A1
4.8188% due 07/25/2036 (b)***	577,382	570,884
Morgan Stanley Mortgage Loan Trust, Series
2006-4SL, Class A1
4.9388% due 03/25/2036 (b)***	762,208	645,665
SACO I Trust, Inc., Series 2006-6, Class A
4.9188% due 06/25/2036 (b)***	999,463	605,705
SACO I Trust, Inc., Series 2006-7, Class A1
4.9188% due 07/25/2036 (b)***	1,077,519	570,345
SLM Student Loan Trust, Series 2006-5, Class A2
5.0738% due 07/25/2017 (b)***	1,190,547	1,189,575
Structured Asset Securities Corp., Series
2006-ARS1, Class A1
4.8988% due 02/25/2036 (b)***	1,099,098	539,417
Truman Capital Mortgage Loan Trust, Series
2006-1, Class A
5.0488% due 03/25/2036 (b)***	1,295,654	1,127,219
Washington Mutual, Inc., Series 2007-HE3, Class
2A2
4.9588% due 05/25/2037 (b)***	2,300,000	2,213,750
Washington Mutual, Inc., Series 2007-HE3, Class
2A4
5.0788% due 05/25/2037 (b)***	1,200,000	1,001,147
Bravo Mortgage Asset Trust, Series 2006-1A,
Class A1
4.9188% due 07/25/2036 (b)	1,474,430	1,450,700
Lehman XS Trust, Series 2006-2N, Class 1A1
5.0488% due 02/25/2046 (b)***	1,168,319	1,131,894
Lehman XS Trust, Series 2006-GP3, Class 3A1A
4.8588% due 06/25/2046 (b)***	1,122,033	1,109,735
Lehman XS Trust, Series 2006-GP4, Class 3A1A
4.8588% due 08/25/2046 (b)***	1,157,662	1,143,141
RAAC Series, Series 2006-RP3, Class A
5.0588% due 05/25/2036 (b)***	1,276,704	1,205,688

TOTAL ASSET BACKED SECURITIES
(Cost $36,870,863)		$33,062,557

PREFERRED STOCKS - 0.33%
Financial Services - 0.33%
Federal Home Loan Mortgage Corp., Series Z	27,000	688,500

TOTAL PREFERRED STOCKS (Cost $675,000)		$688,500

The accompanying notes are an integral part of the financial statements.
274

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)
	Shares or
	Principal
	Amount	Value

REPURCHASE AGREEMENTS - 34.54%
Merrill Lynch Tri-Party Repurchase
Agreement dated 11/30/2007 at
4.50% to be repurchased at
$72,627,225 on 12/03/2007,
collateralized by $73,870,000
Federal Home Loan Bank, 4.80%
due 11/13/2009 (valued at
$74,229,288, including interest)	$72,600,000	$72,600,000

TOTAL REPURCHASE AGREEMENTS
(Cost $72,600,000)		$72,600,000

SHORT TERM INVESTMENTS - 0.26%
Federal National Mortgage Association Discount
Notes
zero coupon due 03/17/2008 to
03/19/2008 ****	$550,000	$541,946

TOTAL SHORT TERM INVESTMENTS
(Cost $541,946)		$541,946

Total Investments (U.S. Government Securities Fund)
(Cost $344,879,775) - 163.14%		$342,859,911
Liabilities in Excess of Other Assets - (63.14)%		(132,695,328)

TOTAL NET ASSETS - 100.00%		$210,164,583

U.S. High Yield Bond Fund
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 76.19%
Advertising - 1.54%
Lamar Media Corp.
6.625% due 08/15/2015	$1,580,000	$1,501,000
R.H. Donnelley Corp.
8.875% due 10/15/2017	2,195,000	2,068,787
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	600,000	567,000
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	1,500,000
Vertis, Inc.
9.75% due 04/01/2009	818,000	760,740

		6,397,527

Aerospace - 0.08%
TransDigm, Inc.
7.75% due 07/15/2014	325,000	328,250

Agriculture - 0.31%
Mosaic Company
7.375% due 12/01/2014	600,000	633,000
7.625% due 12/01/2016	600,000	642,000

		1,275,000

Air Travel - 0.08%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	344,343	340,899

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Aluminum - 0.00%
Novelis, Inc.
7.25% due 02/15/2015	$20,000	$18,650
Apparel & Textiles - 0.31%
Phillips-Van Heusen Corp.
7.25% due 02/15/2011	1,300,000	1,300,000
Auto Parts - 0.50%
Allison Transmission, Inc.
11.00% due 11/01/2015	1,185,000	1,140,563
11.25% due 11/01/2015	1,000,000	950,000

		2,090,563
Auto Services - 0.10%
Hertz Corp.
8.875% due 01/01/2014	400,000	400,000
United Rentals North America, Inc.
6.50% due 02/15/2012	23,000	21,908

		421,908
Automobiles - 1.86%
Asbury Automotive Group, Inc.
7.625% due 03/15/2017	1,440,000	1,303,200
8.00% due 03/15/2014	460,000	441,600
Ford Motor Company
7.45% due 07/16/2031	870,000	656,850
General Motors Corp.
8.375% due 07/15/2033	2,590,000	2,149,700
Group 1 Automotive, Inc.
8.25% due 08/15/2013	700,000	689,500
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	1,258,000	1,243,847
United Auto Group, Inc.
7.75% due 12/15/2016	1,300,000	1,235,000

		7,719,697
Banking - 0.21%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	864,000
Broadcasting - 1.28%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	2,250,000	2,283,750
Bonten Media Acquisition Company, PIK
9.00% due 06/01/2015	300,000	265,500
Fisher Communications, Inc.
8.625% due 09/15/2014	1,300,000	1,319,500
LBI Media, Inc.
8.50% due 08/01/2017	1,150,000	1,109,750
Muzak Finance Corp.
13.00% due 03/15/2010	700,000	350,875

		5,329,375
Building Materials & Construction - 0.23%
Esco Corp.
8.625% due 12/15/2013	325,000	326,625
9.56938% due 12/15/2013 (b)	625,000	618,750

		945,375

The accompanying notes are an integral part of the financial statements.
275

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Business Services - 3.33%
Affinity Group, Inc.
9.00% due 02/15/2012	$900,000	$850,500
10.875% due 02/15/2012	450,000	450,000
Cornell Companies, Inc.
10.75% due 07/01/2012	600,000	640,500
First Data Corp.
9.875% due 09/24/2015	2,195,000	2,041,350
NCO Group, Inc.
11.875% due 11/15/2014	1,075,000	1,032,000
Rural/Metro Corp.
9.875% due 03/15/2015	1,250,000	1,200,000
SunGard Data Systems, Inc.
3.75% due 01/15/2009	125,000	120,625
4.875% due 01/15/2014	600,000	519,000
9.125% due 08/15/2013	1,665,000	1,694,138
10.25% due 08/15/2015	5,126,000	5,279,780

		13,827,893
Cable & Television - 5.16%
Charter Communications Holdings LLC
8.75% due 11/15/2013	600,000	586,500
Charter Communications Operating LLC
8.00% due 04/30/2012	5,075,000	4,960,812
8.375% due 04/30/2014	3,900,000	3,822,000
CSC Holdings, Inc.
7.25% due 07/15/2008	600,000	601,500
7.875% due 12/15/2007	1,900,000	1,900,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	50,000	49,000
8.125% due 08/15/2009	300,000	303,000
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	193,500
8.375% due 03/15/2013	4,150,000	4,305,625
Echostar DBS Corp.
6.375% due 10/01/2011	375,000	380,625
7.125% due 02/01/2016 (a)	1,825,000	1,900,281
Videotron Ltee.
6.375% due 12/15/2015	950,000	876,375
6.875% due 01/15/2014	1,615,000	1,546,363

		21,425,581
Cellular Communications - 5.64%
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	397,962
10.00% due 01/01/2013	2,025,000	2,106,000
Cricket Communications, Inc.
9.375% due 11/01/2014	1,980,000	1,841,400
9.375% due 11/01/2014	1,000,000	930,000
Dobson Communications Corp.
8.375% due 11/01/2011	1,309,000	1,403,903
8.875% due 10/01/2013	3,500,000	3,762,500
9.875% due 11/01/2012	400,000	437,000
Dobson Communications Corp., Series B
8.375% due 11/01/2011	4,015,000	4,306,088
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,600,000	2,463,500

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Cellular Communications (continued)
Rural Cellular Corp.
8.25% due 03/15/2012	$2,000,000	$2,075,000
8.58% due 06/01/2013 (b)	1,050,000	1,065,750
9.875% due 02/01/2010	2,500,000	2,593,750

		23,382,853
Chemicals - 1.12%
Equistar Chemicals LP
8.75% due 02/15/2009	750,000	780,000
10.125% due 09/01/2008	155,000	160,425
Huntsman International LLC
7.875% due 11/15/2014	475,000	509,438
Innophos, Inc.
8.875% due 08/15/2014	2,000,000	1,990,000
Lyondell Chemical Company
8.00% due 09/15/2014	384,000	434,880
8.25% due 09/15/2016	641,000	751,572

		4,626,315
Commercial Services - 0.55%
Mac-Gray Corp.
7.625% due 08/15/2015	2,350,000	2,291,250
Computers & Business Equipment - 0.38%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	1,600,000	1,576,000
Containers & Glass - 1.54%
Crown Holdings, Inc.
8.00% due 04/15/2023	2,500,000	2,312,500
Graham Packaging Company
9.875% due 10/15/2014	2,260,000	2,073,550
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,200,000	1,242,000
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	746,250

		6,374,300
Correctional Facilities - 0.99%
Corrections Corp. of America
6.25% due 03/15/2013	1,100,000	1,086,250
6.75% due 01/31/2014	1,335,000	1,340,006
Geo Group, Inc.
8.25% due 07/15/2013	1,700,000	1,700,000

		4,126,256
Crude Petroleum & Natural Gas - 2.46%
AmeriGas Partners LP
7.125% due 05/20/2016	1,750,000	1,680,000
7.25% due 05/20/2015	300,000	291,000
Calfrac Holdings LP
7.75% due 02/15/2015	1,475,000	1,412,313
Chesapeake Energy Corp.
6.625% due 01/15/2016	400,000	388,000
6.875% due 01/15/2016	600,000	589,500
6.875% due 11/15/2020	1,000,000	957,500
7.50% due 09/15/2013	800,000	818,000
7.50% due 06/15/2014	1,355,000	1,385,487
7.75% due 01/15/2015	140,000	142,800

The accompanying notes are an integral part of the financial statements.
276

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas
(continued)
Hilcorp Energy I LP
7.75% due 11/01/2015	$1,030,000	$996,525
9.00% due 06/01/2016	1,025,000	1,045,500
Swift Energy Company
7.125% due 06/01/2017	525,000	496,125

		10,202,750
Electrical Utilities - 0.60%
AES Corp.
8.75% due 05/15/2013	14,000	14,560
Nevada Power Company, Series M
5.95% due 03/15/2016	125,000	125,651
Nevada Power Company, Series O
6.50% due 05/15/2018	975,000	1,011,006
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	375,000	379,487
Sierra Pacific Power Company, Series P
6.75% due 07/01/2037	600,000	618,913
Sierra Pacific Resources
8.625% due 03/15/2014	296,000	315,241
TECO Energy, Inc.
7.50% due 06/15/2010	23,000	24,619
TXU Corp., Series P
5.55% due 11/15/2014	23,000	17,655

		2,507,132
Electronics - 0.89%
Communications & Power Industries, Inc.
8.00% due 02/01/2012	710,000	711,775
L-3 Communications Corp.
5.875% due 01/15/2015	1,550,000	1,488,000
6.125% due 07/15/2013	7,000	6,860
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,500,000	1,485,000

		3,691,635
Energy - 1.45%
NRG Energy, Inc.
7.25% due 02/01/2014	500,000	488,750
7.375% due 02/01/2016	4,823,000	4,726,540
7.375% due 01/15/2017	800,000	782,000

		5,997,290
Financial Services - 7.06%
Consolidated Communications Holdings, Inc.
9.75% due 04/01/2012	500,000	512,500
El Paso Performance-Linked Trust
7.75% due 07/15/2011	850,000	890,146
Ford Motor Credit Company
7.00% due 10/01/2013	1,950,000	1,703,105
7.25% due 10/25/2011	430,000	388,183
8.00% due 12/15/2016	6,450,000	5,643,421
General Motors Acceptance Corp.
4.375% due 12/10/2007	950,000	949,182
6.75% due 12/01/2014	800,000	658,111
8.00% due 11/01/2031	3,840,000	3,258,098

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financial Services (continued)
KAR Holdings, Inc.
8.75% due 05/01/2014	$350,000	$323,750
10.00% due 05/01/2015	4,580,000	4,156,350
LVB Acquisition Merger Sub, Inc.
11.625% due 10/15/2017	2,490,000	2,455,763
NSG Holdings, Inc.
7.75% due 12/15/2025	1,350,000	1,333,125
Nuveen Investments, Inc.
10.50% due 11/15/2015	5,435,000	5,394,237
TRAINS HY-2006 -1
7.117% due 05/01/2016	1,702,000	1,643,315

		29,309,286
Food & Beverages - 2.38%
Beverages & More, Inc.
9.25% due 03/01/2012	250,000	253,125
Dean Foods Company
6.90% due 10/15/2017	700,000	607,250
Del Monte Corp.
8.625% due 12/15/2012	2,750,000	2,777,500
Dole Food Company, Inc.
7.25% due 06/15/2010 (a)	1,460,000	1,335,900
8.625% due 05/01/2009	1,500,000	1,470,000
8.875% due 03/15/2011	1,040,000	969,800
Pilgrim's Pride Corp.
7.625% due 05/01/2015	1,150,000	1,127,000
8.375% due 05/01/2017	800,000	784,000
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	550,000	544,500

		9,869,075
Funeral Services - 0.63%
Service Corp. International
6.75% due 04/01/2016	500,000	472,500
7.00% due 06/15/2017	2,100,000	1,979,250
7.50% due 04/01/2027	170,000	158,100

		2,609,850
Gas & Pipeline Utilities - 3.35%
El Paso Corp.
6.875% due 06/15/2014	500,000	501,467
7.00% due 06/15/2017	2,750,000	2,755,968
Kinder Morgan Finance Company ULC
6.40% due 01/05/2036	125,000	103,852
Knights, Inc.
7.45% due 03/01/2098	1,200,000	1,063,124
MarkWest Energy Partners LP, Series B
8.50% due 07/15/2016	2,225,000	2,230,563
Northwest Pipeline Corp.
7.00% due 06/15/2016	250,000	271,562
Sabine Pass LNG LP
7.50% due 11/30/2016	4,700,000	4,441,500
Williams Companies, Inc.
6.375% due 10/01/2010	250,000	253,437
7.2306% due 10/01/2010 (b)	500,000	507,500
8.75% due 03/15/2032	1,050,000	1,267,875

The accompanying notes are an integral part of the financial statements.
277

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Gas & Pipeline Utilities (continued)
Williams Partners Finance Corp.
7.25% due 02/01/2017	$500,000	$512,500

		13,909,348
Healthcare Products - 0.49%
Cooper Companies (The), Inc.
7.125% due 02/15/2015	2,100,000	2,037,000
Healthcare Services - 0.59%
Centene Corp.
7.25% due 04/01/2014	1,375,000	1,340,625
DaVita, Inc.
6.625% due 03/15/2013	350,000	339,500
Healthsouth Corp.
10.75% due 06/15/2016	750,000	772,500

		2,452,625
Hotels & Restaurants - 1.95%
Denny's Corp.
10.00% due 10/01/2012	975,000	965,250
Gaylord Entertainment Company
6.75% due 11/15/2014	1,005,000	949,725
O'Charleys, Inc.
9.00% due 11/01/2013	4,250,000	4,207,500
Real Mex Restaurants, Inc.
10.00% due 04/01/2010	2,000,000	1,960,000

		8,082,475
Household Appliances - 0.32%
ALH Finance LLC
8.50% due 01/15/2013	1,400,000	1,316,000
Industrial Machinery - 1.07%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	200,000	201,000
9.00% due 12/01/2011	1,125,000	1,130,625
Baldor Electric Company
8.625% due 02/15/2017	900,000	922,500
H&E Equipment Services, Inc.
8.375% due 07/15/2016	1,875,000	1,734,375
Neff Corp.
10.00% due 06/01/2015 (a)	750,000	450,000

		4,438,500
Insurance - 0.40%
USI Holdings Corp.
9.75% due 05/15/2015	2,000,000	1,670,000
Leisure Time - 4.49%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	1,057,000	1,080,783
Chukchansi Economic Development Authority
8.00% due 11/15/2013	2,042,000	2,001,160
8.2375% due 11/15/2012 (b)	275,000	268,125
Majestic Star Casino LLC
9.50% due 10/15/2010	1,040,000	1,001,000
MGM Mirage, Inc.
6.00% due 10/01/2009	1,500,000	1,485,000
8.50% due 09/15/2010	1,250,000	1,296,875

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Leisure Time (continued)
Mohegan Tribal Gaming Authority
6.125% due 02/15/2013	$670,000	$636,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	475,000
9.75% due 04/01/2010 (a)	400,000	400,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	975,000	972,562
River Rock Entertainment Authority
9.75% due 11/01/2011	1,050,000	1,081,500
San Pasqual Casino Development Group
8.00% due 09/15/2013	1,850,000	1,822,250
Speedway Motorsports, Inc.
6.75% due 06/01/2013	1,550,000	1,519,000
Station Casinos, Inc.
6.00% due 04/01/2012	3,390,000	3,076,425
Wynn Las Vegas LLC
6.625% due 12/01/2014	1,575,000	1,527,750

		18,643,930
Liquor - 0.45%
Constellation Brands, Inc.
7.25% due 09/01/2016	1,750,000	1,636,250
7.25% due 05/15/2017	250,000	232,500

		1,868,750
Medical-Hospitals - 3.40%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,585,000	2,610,850
HCA, Inc.
6.25% due 02/15/2013	20,000	17,400
7.875% due 02/01/2011	885,000	860,662
9.125% due 11/15/2014	600,000	613,500
9.25% due 11/15/2016	4,200,000	4,347,000
Multiplan, Inc.
10.375% due 04/15/2016	1,850,000	1,850,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	725,000	726,813
Tenet Healthcare Corp.
6.375% due 12/01/2011	2,000,000	1,800,000
6.875% due 11/15/2031	657,000	489,465
United Surgical Partners International, Inc.
8.875% due 05/01/2017	800,000	780,000

		14,095,690
Mining - 1.17%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	700,000	747,250
8.375% due 04/01/2017	3,800,000	4,104,000

		4,851,250
Office Furnishings & Supplies - 0.09%
IKON Office Solutions, Inc.
7.75% due 09/15/2015	350,000	354,472
Paper - 0.86%
Abitibi-Consolidated, Inc.
5.25% due 06/20/2008	450,000	438,750
6.95% due 04/01/2008	1,030,000	1,011,975

The accompanying notes are an integral part of the financial statements.
278

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Paper (continued)
Georgia-Pacific Corp.
7.125% due 01/15/2017	$705,000	$675,038
Neenah Paper, Inc.
7.375% due 11/15/2014	800,000	744,000
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	710,500

		3,580,263

Petroleum Services - 1.06%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	925,000	888,000
Key Energy Services, Inc.
8.375% due 12/01/2014 (a)	2,700,000	2,706,750
Tesoro Corp.
6.50% due 06/01/2017	800,000	790,000

		4,384,750

Pharmaceuticals - 0.36%
Omnicare, Inc.
6.875% due 12/15/2015	1,605,000	1,476,600
Publishing - 1.60%
Dex Media West LLC
9.875% due 08/15/2013	400,000	415,500
Idearc, Inc.
8.00% due 11/15/2016	4,025,000	3,763,375
Nielsen Finance LLC
zero coupon, step up to 12.5% on
08/01/2011 due 08/01/2016	2,875,000	1,990,938
10.00% due 08/01/2014	450,000	457,875

		6,627,688

Real Estate - 2.29%
BF Saul, REIT
7.50% due 03/01/2014	2,050,000	1,947,500
Host Marriott LP, REIT
7.125% due 11/01/2013	250,000	250,625
Host Marriott LP, Series M, REIT
7.00% due 08/15/2012	1,475,000	1,475,000
Host Marriott LP, Series Q, REIT
6.75% due 06/01/2016	4,000,000	3,970,000
Rouse Company LP, REIT
6.75% due 05/01/2013	2,000,000	1,865,704

		9,508,829

Retail - 1.15%
Ferrellgas Escrow LLC
6.75% due 05/01/2014	2,100,000	2,037,000
Suburban Propane Partners LP
6.875% due 12/15/2013	600,000	577,500
Susser Holdings LLC
10.625% due 12/15/2013	2,050,000	2,142,250

		4,756,750

Retail Grocery - 0.09%
Smithfield Foods, Inc.
7.75% due 07/01/2017	363,000	352,110

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Retail Trade - 0.83%
American Greetings Corp.
7.375% due 06/01/2016	$400,000	$384,000
Payless Shoesource, Inc.
8.25% due 08/01/2013	1,400,000	1,302,000
Rite Aid Corp.
9.50% due 06/15/2017	2,025,000	1,741,500

		3,427,500
Sanitary Services - 0.65%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	801,000
7.875% due 04/15/2013 (a)	0	0
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	292,125
7.125% due 05/15/2016	1,600,000	1,596,000

		2,689,125
Semiconductors - 0.49%
NXP BV / NXP Funding LLC
7.9925% due 10/15/2013 (b)	1,325,000	1,252,125
9.50% due 10/15/2015	875,000	796,250

		2,048,375
Software - 0.34%
Open Solutions, Inc.
9.75% due 02/01/2015	1,500,000	1,395,000
Telecommunications Equipment &
Services - 3.71%
American Tower Corp.
7.00% due 10/15/2017	1,285,000	1,307,488
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	896,500
7.125% due 03/15/2019	100,000	95,500
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	3,737,000	3,867,795
Intelsat, Ltd.
5.25% due 11/01/2008	1,800,000	1,782,000
Level 3 Financing, Inc.
9.25% due 11/01/2014	500,000	448,750
PanAmSat Corp.
9.00% due 08/15/2014	3,130,000	3,176,950
9.00% due 06/15/2016	2,520,000	2,557,800
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	1,225,000	1,252,562

		15,385,345
Telephone - 2.15%
Qwest Communications International, Inc.
7.25% due 02/15/2011	250,000	247,500
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	500,000	496,250
Qwest Corp.
6.50% due 06/01/2017	1,250,000	1,190,625
7.50% due 06/15/2023	1,000,000	950,000
7.50% due 10/01/2014	500,000	506,250
7.625% due 06/15/2015	300,000	306,000
7.875% due 09/01/2011	1,725,000	1,781,063
8.875% due 03/15/2012	1,800,000	1,932,750

The accompanying notes are an integral part of the financial statements.
279

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Telephone (continued)
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	$1,450,000	$1,508,899

		8,919,337
Tobacco - 0.59%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	259,589
7.625% due 06/01/2016	2,000,000	2,183,424

		2,443,013
Transportation - 1.49%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	2,000,000	2,020,000
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	2,495,000	2,423,269
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,747,812

		6,191,081
Travel Services - 0.08%
Sabre Holdings Corp.
6.35% due 03/15/2016	400,000	350,000

TOTAL CORPORATE BONDS (Cost $324,010,853)		$316,104,516

ASSET BACKED SECURITIES - 0.30%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031	1,250,000	1,264,237

TOTAL ASSET BACKED SECURITIES
(Cost $1,249,975)		$1,264,237

TERM LOANS - 18.47%
Air Travel - 0.11%
U.S. Airways Group, Inc.
7.283% due 03/31/2011 (b)	500,000	468,645
Auto Parts - 0.65%
Allison Transmission, Inc.
7.765% due 08/07/2014 (b)	375,000	348,750
Delphi Corp., Tranche C
8.75% due 12/31/2007 (b)	1,100,000	1,098,213
Federal Mogul Corp. Dip, Tranche B
6.55% due 12/31/2007 (b)	1,000,000	993,335
Pep Boys, Term Loan
7.08% due 01/31/2013 (b)	244,726	241,973

		2,682,271
Automobiles - 0.26%
CSK Automotive, Inc.
9.00% due 06/30/2012 (b)	495,019	492,544
Ford Motor Company, Tranche B
8.70% due 11/29/2013 (b)	647,619	606,922

		1,099,466
Broadcasting - 0.22%
Citadel Broadcasting Corp.
6.66% due 06/12/2014 (b)	1,000,000	915,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Business Services - 1.49%
Education Management Corp., Tranche C
7.00% due 05/24/2013 (b)	$968,409	$920,473
Reynolds & Reynolds Company, Inc.
7.35% due 10/24/2012 (b)	396,364	395,373
Reynolds & Reynolds Company, Inc.,Tranche 2
10.698% due 10/24/2013 (b)	1,125,000	1,102,500
Reynolds & Reynolds Company, Inc.,Tranche 3
12.698% due 10/24/2014 (b)	625,000	623,438
Riverdeep Interactive Learning USA, Inc., Tranche B
7.948% due 11/28/2013 (b)	1,489,726	1,482,590
SunGard Data Systems, Inc., Tranche B1
6.898% due 02/27/2014 (b)	1,715,828	1,659,119

		6,183,493

Cable & Television - 0.84%
Charter Communications Operating LLC, Tranche 3
7.698% due 03/01/2014 (b)	750,000	698,749
Charter Communications Operating LLC, Tranche
B1
6.99% due 03/06/2014 (b)	750,000	700,867
CSC Holdings, Inc.
6.415% due 03/23/2013 (b)	2,208,769	2,101,323

		3,500,939

Cellular Communications - 0.14%
Crown Castle International Corp.
6.449% due 03/05/2014 (b)	625,000	595,625
Chemicals - 0.94%
Arizona Chemical Company, Tranche 2
10.57% due 02/28/2014 (b)	250,000	216,250
Celanese Holdings LLC, Letter of Credit
6.979% due 04/02/2014 (b)	580,417	558,410
Celanese Holdings LLC, Tranche B
4.706% due 04/02/2014 (b)	166,667	160,347
Huntsman International LLC
6.533% due 04/19/2014 (b)	989,300	971,369
Lyondell Chemical Company
6.32% due 08/16/2013 (b)	1,989,924	1,978,612

		3,884,988

Commercial Services - 0.17%
Safety-Kleen, Corp., Letter of Credit
4.75% due 07/27/2013 (b)	152,542	146,441
Safety-Kleen, Corp., Tranche B
7.25% due 07/27/2013 (b)	578,898	567,320

		713,761

Containers & Glass - 0.12%
Owens-Illinois, Inc.
6.152% due 06/14/2013 (b)	489,770	479,117
Crude Petroleum & Natural Gas - 0.13%
Coffeyville Resources, Inc., Letter of Credit
5.13% due 12/28/2010 (b)	129,730	126,487
Coffeyville Resources, Inc., Tranche B
8.48% due 03/09/2013 (b)	423,094	408,285

		534,772

The accompanying notes are an integral part of the financial statements.
280

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Domestic Oil - 0.23%
Alon USA LP
7.07% due 06/07/2013 (b)	$987,500	$957,875
Electrical Utilities - 1.30%
Boston Generating, LC
5.073% due 12/21/2013 (b)	63,038	60,934
Boston Generating, Revolver
5.073% due 12/21/2013 (b)	31,776	30,715
Boston Generating, Term Loan B
7.448% due 12/20/2013 (b)	488,207	471,913
Calpine Corp., Tranche B
7.448% due 03/29/2009 (b)	4,909,694	4,810,887

		5,374,449
Energy - 1.06%
Covanta Energy Corp., Letter of Credit
5.098% due 02/02/2014 (b)	346,392	331,670
Covanta Energy Corp., Tranche B
6.71% due 02/02/2014 (b)	700,090	670,336
NRG Energy, Inc.
6.948% due 11/04/2012 (b)	1,760,301	1,682,188
NRG Energy, Inc., Tranche L
6.848% due 02/02/2011 (b)	732,624	700,114
Sandridge Energy, Inc.
8.625% due 03/07/2015 (b)	1,000,000	997,500

		4,381,808
Financial Services - 2.06%
Emdeon Business Services LLC, Tranche 1B
7.20% due 11/16/2013 (b)	486,316	466,864
Emdeon Business Services LLC, Tranche 2
10.20% due 05/16/2014 (b)	1,000,000	992,500
Linsco/Private Ledger Corp., Tranche B
7.198% due 06/27/2013 (b)	1,579,956	1,516,758
TD Ameritrade Holding Corp.
6.32% due 12/31/2012 (b)	1,000,000	972,345
TPF Generation Holdings LLC, Tranche 2
9.448% due 12/15/2014 (b)	800,000	752,000
VNU, Inc., Tranche B
7.06% due 08/07/2013 (b)	2,569,290	2,447,248
Wimar Landco LLC, Tranche B
7.448% due 07/03/2008 (b)	750,000	731,250
Wimar Operating Company LLC, Tranche B
7.448% due 01/03/2012 (b)	710,734	688,878

		8,567,843
Food & Beverages - 0.81%
Dean Foods Company, Tranche B
6.70% due 03/01/2014 (b)	1,492,500	1,422,614
Supervalu, Inc., Tranche B
6.168% due 05/30/2012 (b)	1,970,000	1,931,526

		3,354,140
Gas & Pipeline Utilities - 0.28%
Dynegy Holdings, Inc.
6.309% due 03/02/2013 (b)	1,000,000	944,170
Targa Resources, Term Loan B
6.92% due 10/05/2012 (b)	206,446	200,596

		1,144,766

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Healthcare Services - 0.42%
Carestream Health, Inc., Tranche B
7.11% due 04/30/2013 (b)	$900,000	$855,378
Carestream Health, Inc., Tranche B2
10.30% due 10/30/2013 (b)	500,000	481,250
Healthsouth Corp., Tranche B
7.17% due 03/10/2013 (b)	431,446	414,188

		1,750,816

Hotels & Restaurants - 0.17%
Sagittarius Restaurants LLC
7.45% due 03/29/2013 (b)	750,000	686,250
Industrial Machinery - 0.04%
Baldor Electric Company, Tranche B
6.963% due 01/31/2014 (b)	191,040	187,356
Insurance - 0.52%
Affirmative Insurance Holdings Company, Inc.
8.42% due 01/12/2014 (b)	744,375	710,878
AmWINS Group, Inc.
11.07% due 06/07/2014 (b)	500,000	437,500
Kepler Holdings, Ltd.
10.698% due 06/30/2009 (b)	500,000	497,500
Panther RE Bermuda, Ltd., Tranche B
10.08% due 11/30/2010 (b)	500,000	497,500

		2,143,378

Leisure Time - 1.29%
BLB Wembley Holdings, Inc.
7.985% due 06/30/2011 (b)	685,000	666,162
Bombardier Recreational Products, Inc., Tranche B
7.69% due 06/26/2013 (b)	594,937	579,320
CCM Merger, Inc.
7.20% due 07/21/2012 (b)	750,000	723,750
Golden Nugget, Inc.
7.94% due 06/14/2014 (b)	750,000	697,500
Greenwood Racing
7.08% due 11/14/2011 (b)	484,785	462,364
Penn National Gaming, Inc.
6.71% due 05/26/2012 (b)	1,246,819	1,234,438
Riviera Holding Corp.
7.20% due 06/08/2014 (b)	1,000,000	975,000

		5,338,534

Medical-Hospitals - 0.73%
Community Health Systems, Inc., Tranche B
7.33% due 07/02/2014 (b)	1,876,257	1,802,820
Community Health Systems, Inc., Tranche Delayed
Draw
.50% due 07/02/2014 (b)	123,743	118,900
HCA, Inc.
7.45% due 11/01/2013 (b)	1,141,375	1,095,555

		3,017,275

Paper - 1.06%
Domtar Inc., Tranche B
6.027% due 03/02/2014 (b)	503,906	485,819
Georgia-Pacific Corp., Tranche B
7.37% due 02/14/2013 (b)	1,680,100	1,594,734

The accompanying notes are an integral part of the financial statements.
281

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

TERM LOANS (continued)
Paper (continued)
Georgia-Pacific Corp., Tranche B2
7.37% due 12/22/2012 (b)	$2,435,375	$2,314,787

		4,395,340

Publishing - 0.43%
Idearc, Inc., Tranche B
7.20% due 11/01/2014 (b)	1,858,444	1,778,466

Railroads & Equipment - 0.53%
RailAmerica, Inc., Tranche T1
7.12% due 08/14/2008 (b)	2,250,000	2,199,375

Real Estate - 0.16%
Capital Automotive LP, REIT
6.47% due 12/16/2010 (b)	669,789	657,609

Retail - 0.76%
Toys R Us, Inc., Tranche B
7.716% due 12/09/2008 (b)	3,250,000	3,156,562

Sanitary Services - 0.48%
Allied Waste North America, Inc.
6.581% due 03/28/2014 (b)	281,611	269,995
6.624% due 03/28/2014 (b)	702,584	673,602
6.624% due 03/28/2014 (b)	140,805	134,645
Waste Services, Inc., Tranche B
6.92% due 04/30/2011 (b)	927,298	906,434

		1,984,676

Semiconductors - 0.23%
Marvell Technology Group, Inc.
7.698% due 11/08/2009 (b)	989,375	972,061

Telecommunications Equipment &
Services - 0.23%
Level 3 Communications, Inc.
7.493% due 03/16/2014 (b)	1,000,000	963,125

Tires & Rubber - 0.44%
Goodyear Tire & Rubber Company, Tranche 2
6.43% due 04/30/2010 (b)	1,950,000	1,833,000

Transportation - 0.17%
Oshkosh Truck Corp., Tranche B
7.45% due 12/06/2013 (b)	740,625	713,685

TOTAL TERM LOANS (Cost $78,915,468)		$76,616,466

REPURCHASE AGREEMENTS - 2.60%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$10,802,465 on 12/03/2007,
collateralized by $10,685,000
Federal National Mortgage
Association, 6% due 12/02/2021
(valued at $11,018,906, including
interest)	$10,799,000	$10,799,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,799,000)		$10,799,000

U.S. High Yield Bond Fund (continued)
	Shares or
	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 1.18%
John Hancock Cash Investment Trust (c)	$4,889,385	$4,889,385

TOTAL SHORT TERM INVESTMENTS
(Cost $4,889,385)		$4,889,385

Total Investments (U.S. High Yield Bond Fund)
(Cost $419,864,681) - 98.74%		$409,673,604
Other Assets in Excess of Liabilities - 1.26%		5,221,610

TOTAL NET ASSETS - 100.00%		$414,895,214

U.S. Multi Sector Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.62%
Aerospace - 0.77%
Alliant Techsystems, Inc. *	3,200	$373,856
Boeing Company	22,200	2,054,388
General Dynamics Corp.	6,600	585,948
Goodrich Corp.	5,000	356,450
Lockheed Martin Corp.	34,900	3,862,383
Northrop Grumman Corp.	35,300	2,781,287
Raytheon Company	5,300	327,805
United Technologies Corp.	27,900	2,086,083

		12,428,200
Agriculture - 0.56%
Monsanto Company	90,900	9,032,733
Air Freight - 0.00%
ExpressJet Holdings, Inc. *	29,100	72,750
Aluminum - 0.09%
Alcoa, Inc.	40,900	1,487,533
Apparel & Textiles - 1.53%
Coach, Inc. *	170,000	6,313,800
Columbia Sportswear Company (a)	7,600	364,876
Deckers Outdoor Corp. *	2,400	346,008
Kellwood Company	3,600	53,964
K-Swiss, Inc., Class A	6,200	112,530
Liz Claiborne, Inc.	63,600	1,595,724
Mohawk Industries, Inc. * (a)	13,000	1,045,720
NIKE, Inc., Class B	143,800	9,440,470
Polo Ralph Lauren Corp., Class A	9,000	620,820
VF Corp.	59,700	4,464,963
Wolverine World Wide, Inc.	17,300	428,521

		24,787,396
Auto Parts - 0.71%
American Axle & Manufacturing Holdings, Inc.	12,200	282,064
ArvinMeritor, Inc.	14,300	144,573
Autoliv, Inc.	7,500	438,000
AutoZone, Inc. *	55,400	6,184,302
BorgWarner, Inc.	5,800	560,338
Gentex Corp.	9,600	190,272

The accompanying notes are an integral part of the financial statements.
282

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Auto Parts (continued)
Genuine Parts Company	33,500	$1,609,675
Johnson Controls, Inc.	47,400	1,830,588
TRW Automotive Holdings Corp. *	10,400	233,480

		11,473,292
Auto Services - 0.09%
AutoNation, Inc. *	48,700	803,550
Avis Budget Group, Inc. *	18,400	276,552
Copart, Inc. *	7,200	268,992
Lithia Motors, Inc., Class A	7,900	123,240

		1,472,334
Automobiles - 0.91%
Asbury Automotive Group, Inc.	10,800	180,792
General Motors Corp.	151,800	4,528,194
PACCAR, Inc.	198,300	10,035,963

		14,744,949
Banking - 0.66%
Anchor BanCorp Wisconsin, Inc.	5,800	147,436
Bank of America Corp.	149,100	6,877,983
City Bank, Lynnwood, WA	1,650	34,320
Comerica, Inc.	7,900	361,662
Downey Financial Corp. (a)	6,200	257,982
FirstFed Financial Corp. * (a)	6,300	220,626
Hancock Holding Company	300	11,763
Imperial Capital Bancorp, Inc.	2,200	50,160
National City Corp.	59,600	1,177,696
U.S. Bancorp	45,800	1,515,522

		10,655,150
Biotechnology - 0.32%
Amgen, Inc. *	77,900	4,303,975
Applera Corp.	10,100	345,016
Immucor, Inc. *	10,500	348,285
Techne Corp. *	3,000	195,450

		5,192,726
Broadcasting - 0.05%
Belo Corp., Class A	17,100	283,176
Citadel Broadcasting Corp.	7,349	16,903
Liberty Media Corp., Capital, Series A *	1,300	154,778
News Corp., Class A	12,100	254,947
Westwood One, Inc.	22,400	42,784

		752,588
Building Materials & Construction - 0.05%
Dycom Industries, Inc. *	10,000	281,400
EMCOR Group, Inc. *	10,200	271,728
RPM International, Inc.	12,800	243,840

		796,968
Business Services - 0.79%
ABM Industries, Inc.	10,900	222,360
Affiliated Computer Services, Inc., Class A *	28,900	1,212,644
Computer Sciences Corp. *	5,600	295,792
Convergys Corp. *	19,300	314,783

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Business Services (continued)
Deluxe Corp.	22,200	$701,298
Dun & Bradstreet Corp.	1,500	133,845
FactSet Research Systems, Inc.	10,700	670,676
Fiserv, Inc. *	96,700	4,963,611
Forrester Research, Inc. *	5,000	130,900
Manpower, Inc.	25,700	1,570,270
NCR Corp. *	11,200	268,128
On Assignment, Inc. *	20,000	127,800
Pre-Paid Legal Services, Inc. * (a)	5,900	295,059
R.R. Donnelley & Sons Company	18,000	659,880
Resources Connection, Inc. *	15,900	327,858
ScanSource, Inc. *	4,400	155,232
Total Systems Services, Inc. (a)	23,100	647,724
Unisys Corp. *	18,200	90,272

		12,788,132
Cable & Television - 0.38%
Comcast Corp., Class A *	75,650	1,553,851
DIRECTV Group, Inc. *	26,300	654,081
Time Warner, Inc.	232,200	4,007,772

		6,215,704
Cellular Communications - 0.04%
Telephone & Data Systems, Inc.	9,600	597,600
Chemicals - 0.77%
Albemarle Corp.	7,000	308,980
Cabot Corp.	8,700	299,454
Dow Chemical Company	79,600	3,338,424
E.I. Du Pont de Nemours & Company	58,800	2,713,620
Eastman Chemical Company	13,400	860,414
Georgia Gulf Corp. (a)	14,500	107,880
Hercules, Inc.	17,700	343,557
Lubrizol Corp.	13,100	840,234
Lyondell Chemical Company	20,300	958,160
PolyOne Corp. *	20,600	129,162
PPG Industries, Inc.	28,500	1,956,240
Sensient Technologies Corp.	25,000	691,750

		12,547,875
Colleges & Universities - 0.28%
Career Education Corp. *	16,200	465,426
Corinthian Colleges, Inc. *	16,300	284,598
ITT Educational Services, Inc. *	33,400	3,778,876

		4,528,900
Commercial Services - 0.02%
PeopleSupport, Inc. * (a)	24,200	340,010
Computers & Business Equipment - 9.38%
Apple, Inc. *	153,900	28,043,658
Avocent Corp. *	5,200	129,480
Cisco Systems, Inc. *	599,900	16,809,198
Cognizant Technology Solutions Corp.,
Class A *	9,400	292,340
Dell, Inc. *	1,645,900	40,390,386

The accompanying notes are an integral part of the financial statements.
283

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Computers & Business Equipment
(continued)
EMC Corp. *	642,600	$12,382,902
Hewlett-Packard Company	86,000	4,399,760
Ingram Micro, Inc., Class A *	42,600	847,740
International Business Machines Corp.	417,500	43,912,650
Juniper Networks, Inc. *	21,600	641,952
Lexmark International, Inc. *	100,300	3,498,464
Tech Data Corp. *	24,900	936,489

		152,285,019
Construction Materials - 0.32%
Comfort Systems USA, Inc.	7,200	84,600
Martin Marietta Materials, Inc. (a)	1,800	242,190
Sherwin-Williams Company	41,400	2,601,162
Trane, Inc.	60,200	2,209,942

		5,137,894
Containers & Glass - 0.19%
Ball Corp.	12,300	568,875
Bemis Company, Inc.	7,800	211,614
Greif, Inc., Class A	6,100	360,327
Owens-Illinois, Inc. *	19,000	852,910
Pactiv Corp. *	12,100	307,340
Sealed Air Corp.	20,800	486,096
Sonoco Products Company	8,400	255,192

		3,042,354
Cosmetics & Toiletries - 2.31%
Alberto-Culver Company	15,600	398,736
Avon Products, Inc.	51,700	2,122,285
Chattem, Inc. * (a)	4,900	347,459
Colgate-Palmolive Company	6,100	488,488
Estee Lauder Companies, Inc., Class A	53,000	2,378,640
International Flavors & Fragrances, Inc.	28,100	1,408,934
Kimberly-Clark Corp.	154,500	10,785,645
Procter & Gamble Company	264,800	19,595,200

		37,525,387
Crude Petroleum & Natural Gas - 0.64%
Apache Corp.	17,200	1,664,788
Cabot Oil & Gas Corp.	4,000	137,680
Devon Energy Corp.	6,200	513,422
Harvest Natural Resources, Inc. *	16,400	213,692
Hess Corp.	2,400	170,928
Marathon Oil Corp.	37,100	2,073,890
Occidental Petroleum Corp.	47,900	3,341,983
Sunoco, Inc.	24,300	1,630,530
XTO Energy, Inc.	10,800	667,656

		10,414,569
Domestic Oil - 0.02%
Holly Corp.	5,300	256,785
Drugs & Health Care - 0.47%
Molina Healthcare, Inc. *	9,200	344,908

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Drugs & Health Care (continued)
Wyeth	150,100	$7,369,910

		7,714,818
Educational Services - 0.18%
Apollo Group, Inc., Class A *	38,000	2,907,760
Electrical Equipment - 0.42%
AZZ, Inc. *	5,100	136,578
Emerson Electric Company	69,500	3,962,890
FLIR Systems, Inc. *	26,100	1,793,853
Genlyte Group, Inc. *	4,900	461,825
Molex, Inc.	6,700	184,652
Varian, Inc. *	3,900	273,195

		6,812,993
Electrical Utilities - 0.83%
AES Corp. *	16,200	353,970
American Electric Power Company, Inc.	54,600	2,602,782
CenterPoint Energy, Inc.	17,400	310,590
Constellation Energy Group, Inc.	6,900	691,449
DTE Energy Company	15,500	760,275
Edison International	21,100	1,181,178
Entergy Corp.	41,500	4,960,910
Great Plains Energy, Inc.	8,500	252,280
NSTAR	10,800	378,000
PPL Corp.	15,400	784,784
Public Service Enterprise Group, Inc.	3,400	325,516
Xcel Energy, Inc.	36,700	848,137

		13,449,871
Electronics - 0.23%
Amphenol Corp., Class A	4,900	212,415
Arrow Electronics, Inc. *	13,400	495,934
Avnet, Inc. *	26,200	903,900
Cubic Corp.	2,300	90,804
II-VI, Inc. *	10,700	358,878
L-3 Communications Holdings, Inc.	7,500	829,875
Rogers Corp. *	4,400	193,864
Synopsys, Inc. *	5,200	127,972
Teleflex, Inc.	3,300	199,089
Tyco Electronics, Ltd.	4,450	166,385
Zebra Technologies Corp., Class A *	4,000	154,280

		3,733,396
Energy - 0.04%
Energen Corp.	5,400	344,196
Sempra Energy	5,200	325,624

		669,820
Financial Services - 2.24%
American Capital Strategies, Ltd. (a)	6,600	248,226
Citigroup, Inc.	224,600	7,479,180
Countrywide Financial Corp. (a)	22,200	240,204
Discover Financial Services	15,800	274,446
Eaton Vance Corp.	11,200	490,112
Federal Home Loan Mortgage Corp.	45,400	1,592,178

The accompanying notes are an integral part of the financial statements.
284

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services (continued)
Federal National Mortgage Association	348,400	$13,385,528
Franklin Resources, Inc.	13,200	1,625,976
Goldman Sachs Group, Inc.	21,700	4,918,088
Knight Capital Group, Inc. *	12,700	169,545
MCG Capital Corp.	12,000	135,600
MoneyGram International, Inc.	14,600	225,424
Morgan Stanley	48,600	2,562,192
Raymond James Financial, Inc.	4,800	155,904
SEI Investments Company	47,300	1,467,246
State Street Corp.	4,728	377,720
Student Loan Corp.	1,500	210,765
The First Marblehead Corp. (a)	14,600	438,146
World Acceptance Corp. *	11,000	347,270

		36,343,750
Food & Beverages - 4.16%
Campbell Soup Company	6,100	223,992
Chiquita Brands International, Inc. * (a)	15,700	301,283
ConAgra Foods, Inc.	26,600	665,532
Corn Products International, Inc.	6,000	235,980
General Mills, Inc.	5,800	348,870
H.J. Heinz Company	7,500	354,750
Hormel Foods Corp.	23,300	926,175
J.M. Smucker Company	6,500	319,345
Kraft Foods, Inc., Class A	189,676	6,553,306
McCormick & Company, Inc.	11,800	450,878
PepsiCo, Inc.	169,800	13,105,164
Performance Food Group Company *	19,000	526,110
Pilgrim's Pride Corp.	8,400	219,072
Ralcorp Holdings, Inc. *	7,300	448,147
Sanderson Farms, Inc. (a)	3,300	102,498
Sysco Corp.	74,100	2,408,991
The Coca-Cola Company	608,500	37,787,850
Tyson Foods, Inc., Class A	166,600	2,484,006

		67,461,949
Forest Products - 0.11%
Weyerhaeuser Company	25,600	1,873,408
Furniture & Fixtures - 0.10%
American Woodmark Corp. (a)	21,700	420,329
Ethan Allen Interiors, Inc.	13,600	388,416
Furniture Brands International, Inc. (a)	26,700	270,471
Kimball International, Inc., Class B	4,400	58,696
La-Z-Boy, Inc. (a)	19,600	107,016
Leggett & Platt, Inc.	21,100	434,238

		1,679,166
Gas & Pipeline Utilities - 0.02%
NiSource, Inc.	18,500	342,435
Healthcare Products - 4.17%
Baxter International, Inc.	83,800	5,017,106
Becton, Dickinson & Company	3,800	314,374
CONMED Corp. *	13,200	328,416

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products (continued)
Covidien, Ltd.	9,150	$367,007
IDEXX Laboratories, Inc. *	8,000	484,000
Johnson & Johnson	645,600	43,732,944
Kinetic Concepts, Inc. *	2,800	164,192
Respironics, Inc. *	3,900	192,114
St. Jude Medical, Inc. *	4,500	178,875
Stryker Corp.	123,300	8,955,279
USANA Health Sciences, Inc. * (a)	7,500	312,600
Zimmer Holdings, Inc. *	117,200	7,586,356

		67,633,263
Healthcare Services - 4.51%
AMERIGROUP Corp. *	9,400	323,078
Apria Healthcare Group, Inc. *	15,000	325,050
Cardinal Health, Inc.	95,200	5,764,360
Coventry Health Care, Inc. *	14,300	827,684
Express Scripts, Inc. *	224,100	15,182,775
Health Net, Inc. *	19,100	927,878
Kindred Healthcare, Inc. *	11,800	289,926
Lincare Holdings, Inc. *	22,600	772,694
McKesson Corp.	245,600	16,388,888
Medco Health Solutions, Inc. *	17,600	1,759,824
National Healthcare Corp.	1,100	54,010
Pediatrix Medical Group, Inc. *	3,600	232,776
Quest Diagnostics, Inc.	39,800	2,191,388
UnitedHealth Group, Inc.	510,800	28,094,000

		73,134,331
Homebuilders - 0.11%
M.D.C. Holdings, Inc.	7,400	261,886
M/I Homes, Inc. (a)	52,400	525,572
Toll Brothers, Inc. *	51,200	1,058,304

		1,845,762
Hotels & Restaurants - 1.64%
Brinker International, Inc.	57,250	1,318,468
CBRL Group, Inc.	8,800	294,448
CEC Entertainment, Inc. *	11,700	333,450
Jack in the Box, Inc. *	26,700	799,665
Marriott International, Inc., Class A	58,500	2,193,750
McDonald's Corp.	295,100	17,254,497
Papa John's International, Inc. *	14,700	346,185
Yum! Brands, Inc.	110,000	4,086,500

		26,626,963
Household Appliances - 0.01%
The Toro Company	2,500	139,125
Household Products - 0.34%
Blyth, Inc.	21,000	413,070
Church & Dwight, Inc.	6,700	376,004
Clorox Company	2,500	162,200
Energizer Holdings, Inc. *	30,000	3,408,900
Newell Rubbermaid, Inc.	5,600	149,968
Select Comfort Corp. * (a)	28,850	306,964

The accompanying notes are an integral part of the financial statements.
285

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Household Products (continued)
Tempur-Pedic International, Inc. (a)	9,800	$290,962
Tupperware Brands Corp.	10,300	359,264

		5,467,332
Industrial Machinery - 1.10%
AGCO Corp. *	29,000	1,999,260
Cascade Corp.	4,500	271,485
Caterpillar, Inc.	69,700	5,011,430
Crane Company	4,200	188,748
Cummins, Inc.	10,300	1,204,070
Deere & Company	15,300	2,628,540
Ingersoll-Rand Company, Ltd., Class A	33,100	1,709,284
ITT Corp.	13,600	876,384
Lincoln Electric Holdings, Inc.	5,200	362,804
Middleby Corp. *	3,600	273,204
NACCO Industries, Inc., Class A	2,300	233,220
Pall Corp.	18,000	688,500
Tennant Company	5,300	232,299
W.W. Grainger, Inc.	24,100	2,128,030

		17,807,258
Industrials - 0.00%
Lawson Products, Inc.	1,700	57,511
Insurance - 4.32%
Aetna, Inc.	61,400	3,431,032
AFLAC, Inc.	206,300	12,922,632
Allstate Corp.	244,100	12,478,392
American Financial Group, Inc.	9,800	286,356
American International Group, Inc.	27,900	1,621,827
Aon Corp.	28,700	1,434,139
Brown & Brown, Inc.	53,300	1,311,180
Chubb Corp.	19,800	1,080,090
CIGNA Corp.	81,100	4,347,771
CNA Financial Corp.	9,500	336,680
Commerce Group, Inc.	24,000	862,800
Erie Indemnity Company, Class A	5,200	269,048
First American Corp.	31,300	1,069,834
Harleysville Group, Inc.	3,700	129,500
LandAmerica Financial Group, Inc. (a)	8,300	218,456
Markel Corp. *	1,900	916,085
MetLife, Inc.	40,200	2,636,718
National Western Life Insurance Company,
Class A	900	180,873
Nationwide Financial Services, Inc., Class A	6,400	286,464
Odyssey Re Holdings Corp.	9,000	346,860
Old Republic International Corp.	50,375	756,129
Philadelphia Consolidated Holding Corp. *	11,100	472,638
Presidential Life Corp.	9,500	163,780
Progressive Corp.	52,200	960,480
Protective Life Corp.	11,500	475,870
Prudential Financial, Inc.	48,000	4,518,720
Reinsurance Group of America, Inc.	6,900	373,359
SAFECO Corp.	33,000	1,904,430

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Insurance (continued)
Stancorp Financial Group, Inc.	5,600	$291,704
Stewart Information Services Corp.	11,800	319,426
The Travelers Companies, Inc.	137,200	7,286,692
Torchmark Corp.	52,600	3,244,368
Transatlantic Holdings, Inc.	6,600	490,710
Triad Guaranty, Inc. * (a)	9,600	82,656
Universal American Financial Corp. *	2,900	69,136
UnumProvident Corp.	102,200	2,538,648

		70,115,483
International Oil - 10.05%
Anadarko Petroleum Corp.	87,700	4,963,820
Chevron Corp.	454,900	39,926,573
ConocoPhillips	159,000	12,726,360
Exxon Mobil Corp.	1,182,900	105,467,364

		163,084,117
Internet Content - 0.16%
Google, Inc., Class A *	3,700	2,564,100
Internet Retail - 0.50%
eBay, Inc. *	213,400	7,155,302
Expedia, Inc. *	14,500	472,700
IAC/InterActiveCorp. *	16,300	453,629

		8,081,631
Internet Software - 0.14%
McAfee, Inc. *	19,400	755,630
VeriSign, Inc. *	35,500	1,451,950

		2,207,580
Leisure Time - 0.20%
Carnival Corp.	54,000	2,436,480
MGM MIRAGE *	7,800	674,700
Polaris Industries, Inc. (a)	4,600	209,576

		3,320,756
Life Sciences - 0.17%
PerkinElmer, Inc.	5,600	152,768
Waters Corp. *	33,100	2,583,124

		2,735,892
Liquor - 0.72%
Anheuser-Busch Companies, Inc.	222,000	11,703,840
Manufacturing - 2.94%
3M Company	109,300	9,100,318
Acuity Brands, Inc.	10,100	398,849
AptarGroup, Inc.	5,800	244,818
Carlisle Companies, Inc.	6,500	258,765
Danaher Corp.	115,800	10,053,756
Eaton Corp.	15,100	1,348,581
Harley-Davidson, Inc.	160,000	7,683,200
Honeywell International, Inc.	150,400	8,515,648
Illinois Tool Works, Inc.	146,200	8,114,100
Mettler-Toledo International, Inc. *	4,600	535,256
SPX Corp.	5,000	508,800

The accompanying notes are an integral part of the financial statements.
286

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Manufacturing (continued)
Tyco International, Ltd.	22,350	$896,905

		47,658,996
Medical-Hospitals - 0.05%
LifePoint Hospitals, Inc. *	3,800	120,232
Manor Care, Inc.	4,800	310,176
Universal Health Services, Inc., Class B	7,000	356,650

		787,058
Metal & Metal Products - 0.25%
Commercial Metals Company	8,000	247,280
Metal Management, Inc.	6,300	289,926
Mueller Industries, Inc.	11,200	338,576
Precision Castparts Corp.	13,500	1,989,090
Quanex Corp.	8,300	415,332
Reliance Steel & Aluminum Company	7,800	402,402
Southern Copper Corp. (a)	4,000	442,600

		4,125,206
Mining - 0.02%
Cleveland-Cliffs, Inc.	3,800	342,760
Mobile Homes - 0.07%
Thor Industries, Inc. (a)	31,000	1,092,750
Newspapers - 0.01%
Lee Enterprises, Inc.	9,400	131,600
Office Furnishings & Supplies - 0.06%
Herman Miller, Inc.	12,900	354,105
IKON Office Solutions, Inc.	11,500	145,245
OfficeMax, Inc.	8,200	204,426
United Stationers, Inc. *	4,900	248,234

		952,010
Paper - 0.02%
Temple-Inland, Inc.	7,400	340,178
Petroleum Services - 1.08%
Schlumberger, Ltd.	154,700	14,456,715
Tesoro Corp.	5,700	280,326
Tidewater, Inc.	4,300	210,227
Valero Energy Corp.	38,900	2,531,223

		17,478,491
Pharmaceuticals - 10.83%
Abbott Laboratories	183,900	10,576,089
AmerisourceBergen Corp.	132,300	6,002,451
Bristol-Myers Squibb Company	57,800	1,712,614
Eli Lilly & Company	85,400	4,521,930
Forest Laboratories, Inc. *	343,600	13,245,780
King Pharmaceuticals, Inc. *	3,000	31,770
Medicis Pharmaceutical Corp., Class A	3,600	96,840
Merck & Company, Inc.	1,422,500	84,439,600
Pfizer, Inc.	1,829,300	43,464,168
Schering-Plough Corp.	363,300	11,371,290
Watson Pharmaceuticals, Inc. *	8,700	254,997

		175,717,529

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Plastics - 0.00%
Spartech Corp.	6,000	$81,960
Publishing - 0.24%
Consolidated Graphics, Inc. *	2,600	134,498
Gannett Company, Inc.	86,800	3,189,900
Scholastic Corp. *	9,300	327,732
Valassis Communications, Inc. *	25,100	309,483

		3,961,613
Railroads & Equipment - 0.03%
CSX Corp.	6,700	281,400
Union Pacific Corp.	1,300	163,982

		445,382
Real Estate - 0.07%
Annaly Capital Management, Inc., REIT	9,200	158,332
Entertainment Properties Trust, REIT	2,500	133,225
Impac Mortgage Holdings, Inc., REIT (a)	44,200	26,962
iStar Financial, Inc., REIT	10,600	310,262
Newcastle Investment Corp., REIT (a)	11,500	149,615
Redwood Trust, Inc., REIT (a)	11,500	351,095
Thornburg Mortgage, Inc., REIT	5,900	62,894

		1,192,385
Retail Grocery - 0.78%
Ingles Markets, Inc.	7,200	171,288
Nash Finch Company (a)	7,800	278,382
Ruddick Corp.	6,000	214,740
Safeway, Inc.	155,300	5,404,440
SUPERVALU, Inc.	28,990	1,213,811
The Kroger Company	189,800	5,456,750

		12,739,411
Retail Trade - 9.63%
Abercrombie & Fitch Company, Class A	38,600	3,166,744
Advance Auto Parts, Inc.	7,200	258,912
Aeropostale, Inc. *	14,050	358,977
American Eagle Outfitters, Inc.	87,600	2,005,164
Bed Bath & Beyond, Inc. *	187,300	5,890,585
Big Lots, Inc. *	4,500	84,015
Chico's FAS, Inc. *	11,900	134,589
CVS Caremark Corp.	38,500	1,543,465
Dollar Tree Stores, Inc. *	49,700	1,424,402
Family Dollar Stores, Inc.	51,000	1,201,050
First Cash Financial Services, Inc. *	9,100	154,700
Foot Locker, Inc.	8,000	104,400
Fossil, Inc. *	36,500	1,581,910
Home Depot, Inc.	1,076,400	30,741,984
Kohl's Corp. *	99,200	4,888,576
Limited Brands, Inc.	6,100	122,488
Lowe's Companies, Inc.	999,400	24,395,354
NBTY, Inc. *	10,200	304,674
Nordstrom, Inc.	29,400	986,076
Pacific Sunwear of California, Inc. *	6,700	109,746
PetSmart, Inc.	13,100	373,088

The accompanying notes are an integral part of the financial statements.
287

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Retail Trade (continued)
RadioShack Corp. (a)	32,500	$601,250
Regis Corp.	8,000	235,120
Rent-A-Center, Inc. *	11,900	168,504
Rite Aid Corp. * (a)	111,000	412,920
Ross Stores, Inc.	5,000	131,900
Sonic Automotive, Inc.	8,200	189,502
Staples, Inc.	4,500	106,650
Target Corp.	195,200	11,723,712
The Buckle, Inc.	7,700	271,887
The Gap, Inc.	8,700	177,480
The Men's Wearhouse, Inc.	6,400	220,928
Tiffany & Company	16,000	742,880
Walgreen Company	98,600	3,607,774
Wal-Mart Stores, Inc.	1,205,600	57,748,240
Zale Corp. *	11,400	203,946

		156,373,592
Sanitary Services - 0.02%
Ecolab, Inc.	7,900	378,410
Semiconductors - 0.96%
Analog Devices, Inc.	29,600	911,088
Intel Corp.	339,800	8,861,984
KLA-Tencor Corp.	19,500	937,560
National Semiconductor Corp.	16,400	374,904
Novellus Systems, Inc. *	46,400	1,206,864
Texas Instruments, Inc.	62,600	1,976,282
Varian Semiconductor Equipment
Associates, Inc. *	8,000	332,080
Xilinx, Inc.	42,100	921,990

		15,522,752
Software - 3.96%
Adobe Systems, Inc. *	16,800	707,952
BMC Software, Inc. *	22,400	740,992
Citrix Systems, Inc. *	25,100	928,198
Compuware Corp. *	43,300	357,658
Manhattan Associates, Inc. *	6,200	168,206
Microsoft Corp.	1,661,600	55,829,760
Oracle Corp. *	258,100	5,208,458
Sybase, Inc. *	12,200	312,808

		64,254,032
Telecommunications Equipment &
Services - 2.14%
ADTRAN, Inc.	12,800	277,632
Plantronics, Inc.	5,300	142,305
Polycom, Inc. *	17,800	432,006
Premiere Global Services, Inc. *	12,600	173,628
QUALCOMM, Inc.	450,200	18,359,156
Verizon Communications, Inc.	356,400	15,400,044

		34,784,771
Telephone - 2.22%
AT&T, Inc.	901,005	34,427,401

U.S. Multi Sector Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone (continued)
Sprint Nextel Corp.	105,300	$1,634,256

		36,061,657
Tires & Rubber - 0.11%
Goodyear Tire & Rubber Company *	63,200	1,817,000
Tobacco - 0.37%
Altria Group, Inc.	24,100	1,869,196
Universal Corp.	6,000	322,080
UST, Inc.	66,800	3,867,720

		6,058,996
Toys, Amusements & Sporting Goods - 0.23%
Hasbro, Inc.	38,800	1,077,476
Mattel, Inc.	129,800	2,593,404

		3,670,880
Transportation - 0.05%
C.H. Robinson Worldwide, Inc.	3,300	170,115
Expeditors International of Washington, Inc.	8,000	375,360
Overseas Shipholding Group, Inc.	2,200	157,520
Saia, Inc. *	9,200	119,968

		822,963
Trucking & Freight - 0.66%
Arkansas Best Corp.	12,300	280,440
FedEx Corp.	71,500	7,040,605
J.B. Hunt Transport Services, Inc.	17,400	457,446
Ryder Systems, Inc.	5,800	251,488
United Parcel Service, Inc., Class B	34,700	2,556,696
YRC Worldwide, Inc. *	11,900	210,749

		10,797,424

TOTAL COMMON STOCKS (Cost $1,445,977,095)		$1,535,680,964

SHORT TERM INVESTMENTS - 0.64%
John Hancock Cash Investment Trust (c)	$10,289,499	$10,289,499

TOTAL SHORT TERM INVESTMENTS
(Cost $10,289,499)		$10,289,499

REPURCHASE AGREEMENTS - 4.94%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$80,248,738 on 12/03/2007,
collateralized by $78,025,000
Federal Home Loan Bank, 4.875%
due 12/13/2013 (valued at
$81,828,719, including interest)	$80,223,000	$80,223,000

TOTAL REPURCHASE AGREEMENTS
(Cost $80,223,000)		$80,223,000

Total Investments (U.S. Multi Sector Fund)
(Cost $1,536,489,594) - 100.20%		$1,626,193,463
Liabilities in Excess of Other Assets - (0.20)%		(3,218,288)

TOTAL NET ASSETS - 100.00%		$1,622,975,175

The accompanying notes are an integral part of the financial statements.
288

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 94.86%
Aerospace - 3.47%
Goodrich Corp.	6,670	$475,504
Automobiles - 2.13%
Tata Motors, Ltd., SADR	15,672	292,596
Banking - 5.29%
Hudson City Bancorp, Inc.	26,460	402,721
Northern Trust Corp.	3,986	322,826

		725,547
Biotechnology - 2.07%
Affymetrix, Inc. *	13,650	284,602
Business Services - 4.24%
Perot Systems Corp., Class A *	20,590	270,759
Pitney Bowes, Inc.	8,090	311,465

		582,224
Chemicals - 2.18%
Valspar Corp.	13,290	299,557
Commercial Services - 1.76%
Live Nation, Inc. *	17,989	241,412
Computers & Business Equipment - 2.50%
Diebold, Inc.	10,100	342,996
Cosmetics & Toiletries - 5.00%
Estee Lauder Companies, Inc., Class A	8,200	368,016
International Flavors & Fragrances, Inc.	6,350	318,389

		686,405
Crude Petroleum & Natural Gas - 4.86%
Hess Corp.	4,680	333,310
Newfield Exploration Company *	6,690	333,496

		666,806
Educational Services - 2.19%
Apollo Group, Inc., Class A *	3,921	300,035
Electrical Utilities - 9.99%
American Electric Power Company, Inc.	7,260	346,084
Constellation Energy Group, Inc.	2,620	262,550
DPL, Inc.	13,870	419,984
Wisconsin Energy Corp.	7,150	342,056

		1,370,674
Electronics - 3.55%
Flextronics International, Ltd. *	27,531	329,271
Zebra Technologies Corp., Class A *	4,100	158,137

		487,408
Financial Services - 3.80%
Bear Stearns Companies, Inc.	2,382	237,485
Invesco PLC, SADR	10,786	283,133

		520,618
Food & Beverages - 2.72%
ConAgra Foods, Inc.	14,890	372,548
Gas & Pipeline Utilities - 2.13%
El Paso Corp.	18,130	291,530

Value Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Healthcare Products - 5.49%
Beckman Coulter, Inc.	5,890	$416,600
Owens & Minor, Inc.	8,570	336,544

		753,144
Healthcare Services - 4.37%
Healthsouth Corp. *	16,810	333,342
Omnicare, Inc.	10,440	266,011

		599,353
Household Products - 3.96%
Fortune Brands, Inc.	3,572	273,794
Newell Rubbermaid, Inc.	10,050	269,139

		542,933
Insurance - 9.68%
ACE, Ltd.	5,940	355,390
Allied World Assurance Holdings, Ltd.	7,515	347,794
Aspen Insurance Holdings, Ltd.	11,720	337,536
Marsh & McLennan Companies, Inc.	11,410	286,620

		1,327,340
Internet Retail - 1.91%
Orbitz Worldwide, Inc. *	32,811	262,488
Investment Companies - 2.04%
Market Vectors Gold Miners ETF	6,050	279,571
Manufacturing - 2.52%
Pentair, Inc.	10,170	344,966
Office Furnishings & Supplies - 1.96%
Office Depot, Inc. *	15,720	269,441
Paper - 3.00%
Domtar Corp. *	54,100	411,160
Retail Trade - 2.05%
Rite Aid Corp. *	75,660	281,455

TOTAL COMMON STOCKS (Cost $12,960,563)		$13,012,313

SHORT TERM INVESTMENTS - 7.29%
Federal Home Loan Bank Discount Notes
zero coupon due 12/03/2007	$1,000,000	$999,789

TOTAL SHORT TERM INVESTMENTS
(Cost $999,789)		$999,789

Total Investments (Value Fund)
(Cost $13,960,352) - 102.15%		$14,012,102
Liabilities in Excess of Other Assets - (2.15)%		(295,479)

TOTAL NET ASSETS - 100.00%		$13,716,623

The accompanying notes are an integral part of the financial statements.
289

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 98.48%
Aerospace - 2.94%
Empresa Brasileira de Aeronautica SA, ADR	143,106	$6,236,559
United Technologies Corp.	87,658	6,554,189

		12,790,748
Air Travel - 2.03%
Copa Holdings SA, Class A	129,397	4,675,113
Gol-Linhas Aereas Inteligentes SA (a)	163,506	4,159,593

		8,834,706
Auto Services - 0.55%
RSC Holdings, Inc. *	194,145	2,384,101
Broadcasting - 0.82%
CBS Corp., Class B	130,156	3,570,179
Building Materials & Construction - 0.52%
Eagle Materials, Inc. (a)	58,268	2,271,869
Cable & Television - 0.81%
EchoStar Communications Corp., Class A *	82,179	3,541,915
Cellular Communications - 3.39%
America Movil SA de CV, Series L, ADR	239,036	14,738,960
Chemicals - 3.89%
Celanese Corp., Series A	188,757	7,489,878
Lanxess AG	81,722	3,813,442
PPG Industries, Inc.	81,869	5,619,488
Tronox, Inc., Class A (a)	444	3,663

		16,926,471
Coal - 4.73%
Alpha Natural Resources, Inc. *	164,743	4,629,278
CONSOL Energy, Inc.	212,517	12,598,008
Foundation Coal Holdings, Inc.	74,234	3,373,193

		20,600,479
Commercial Services - 1.65%
AerCap Holdings NV *	251,339	5,788,337
Horsehead Holding Corp. *	82,500	1,371,975

		7,160,312
Computers & Business Equipment - 1.47%
International Business Machines Corp.	60,760	6,390,737
Cosmetics & Toiletries - 1.36%
Avon Products, Inc.	144,367	5,926,265
Crude Petroleum & Natural Gas - 4.64%
Devon Energy Corp.	121,317	10,046,261
Noble Energy, Inc.	96,664	6,963,675
Pinnacle Gas Resources, Inc. *	28,500	135,375
W&T Offshore, Inc.	115,381	3,046,058

		20,191,369
Electrical Utilities - 0.54%
Enel SpA	196,602	2,353,906
Electronics - 0.93%
Harman International Industries, Inc.	54,903	4,040,861
Energy - 0.40%
Rosetta Resources, Inc. *	94,057	1,721,243

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Financial Services - 10.89%
Capital One Financial Corp.	87,908	$4,686,375
CIT Group, Inc.	101,758	2,706,763
Citigroup, Inc.	125,406	4,176,020
Federal Home Loan Mortgage Corp.	47,046	1,649,903
Invesco PLC, SADR	218,788	5,743,185
JP Morgan Chase & Company	113,189	5,163,682
Lehman Brothers Holdings, Inc.	101,944	6,384,753
MCG Capital Corp.	93,700	1,058,810
Morgan Stanley	124,480	6,562,586
People's United Financial, Inc.	115,000	1,951,550
PNC Financial Services Group, Inc.	71,147	5,208,672
Washington Mutual, Inc.	107,502	2,096,289

		47,388,588
Food & Beverages - 0.83%
Dean Foods Company *	120,492	3,005,070
Vintage Wine Trust, Inc.	88,261	595,762

		3,600,832
Furniture & Fixtures - 0.88%
Leggett & Platt, Inc.	185,344	3,814,380
Gas & Pipeline Utilities - 1.66%
El Paso Corp.	298,940	4,806,955
Spectra Energy Corp.	98,156	2,418,564

		7,225,519
Healthcare Products - 1.33%
Baxter International, Inc.	97,050	5,810,384
Holdings Companies/Conglomerates - 1.51%
Loews Corp.	137,327	6,562,857
Homebuilders - 0.73%
Centex Corp.	152,531	3,181,797
Household Appliances - 2.47%
Black & Decker Corp.	130,264	10,766,320
Household Products - 0.96%
Newell Rubbermaid, Inc.	156,451	4,189,758
Industrial Machinery - 2.11%
AGCO Corp. *	133,076	9,174,259
Industrials - 0.30%
Aecom Technology Corp. *	48,804	1,297,698
Insurance - 4.99%
ACE, Ltd.	135,249	8,091,948
Ambac Financial Group, Inc.	81,000	2,205,630
Castlepoint Holdings, Ltd.	114,602	1,347,719
Genworth Financial, Inc., Class A	101,003	2,650,319
MetLife, Inc.	92,095	6,040,511
Primus Guaranty, Ltd. *	219,907	1,405,206

		21,741,333
International Oil - 9.16%
Anadarko Petroleum Corp.	109,107	6,175,456
ConocoPhillips	140,302	11,229,772
Murphy Oil Corp.	65,149	4,659,457

The accompanying notes are an integral part of the financial statements.
290

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
International Oil (continued)
Petroleo Brasileiro SA, ADR	184,988	$17,814,344

		39,879,029
Investment Companies - 0.83%
Apollo Investment Corp.	204,216	3,616,665
Manufacturing - 1.63%
Rockwell Automation, Inc.	61,575	4,180,327
Tyco International, Ltd.	73,113	2,934,024

		7,114,351
Metal & Metal Products - 3.08%
Southern Copper Corp. (a)	82,707	9,151,529
Sterlite Industries India, Ltd. *	162,242	4,266,965

		13,418,494
Mining - 2.23%
Freeport-McMoRan Copper & Gold, Inc.,
Class B	62,000	6,133,660
Grupo Mexico SA	512,000	3,586,230

		9,719,890
Paper - 0.51%
Smurfit-Stone Container Corp. *	201,701	2,220,728
Petroleum Services - 3.09%
Hercules Offshore, Inc. *	179,182	4,481,342
PetroHawk Energy Corp. *	207,089	3,375,551
Petroplus Holdings AG *	67,862	5,573,550

		13,430,443
Pharmaceuticals - 1.57%
AmerisourceBergen Corp.	90,655	4,113,017
Bristol-Myers Squibb Company	91,100	2,699,293

		6,812,310
Railroads & Equipment - 2.28%
Union Pacific Corp.	78,606	9,915,361
Real Estate - 1.49%
DiamondRock Hospitality Company, REIT	185,222	3,208,045
Host Hotels & Resorts, Inc., REIT	121,727	2,335,941
JHSF Participacoes SA *	283,700	957,857

		6,501,843
Retail Trade - 3.51%
J.C. Penney Company, Inc.	92,000	4,059,040
The TJX Companies, Inc.	172,352	5,056,808
United Rentals, Inc. *	191,008	4,444,756
Zale Corp. *	96,351	1,723,719

		15,284,323
Steel - 1.07%
Schnitzer Steel Industries, Inc.	74,656	4,660,028
Telecommunications Equipment &
Services - 1.73%
DataPath, Inc. *	80,000	280,000
Nokia Oyj, SADR	172,377	6,779,587
Plantronics, Inc.	17,701	475,272

		7,534,859

Value & Restructuring Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Telephone - 3.38%
Harris Corp.	195,002	$12,240,276
Windstream Corp.	190,353	2,465,071

		14,705,347
Tobacco - 2.25%
Loews Corp. - Carolina Group	110,151	9,797,931
Transportation - 0.45%
Arlington Tankers, Ltd. (a)	58,563	1,256,762
Omega Navigation Enterprises, Inc.	41,469	722,805

		1,979,567
Trucking & Freight - 0.89%
Ryder Systems, Inc.	89,415	3,877,034

TOTAL COMMON STOCKS (Cost $363,663,546)		$428,666,049

PREFERRED STOCKS - 0.77%
Chemicals - 0.26%
Celanese Corp.	22,251	1,132,020
Financial Services - 0.51%
CIT Group, Inc.	107,322	2,200,101

TOTAL PREFERRED STOCKS (Cost $3,108,301)		$3,332,121

SHORT TERM INVESTMENTS - 3.03%
John Hancock Cash Investment Trust (c)	$13,197,819	$13,197,819

TOTAL SHORT TERM INVESTMENTS
(Cost $13,197,819)		$13,197,819

REPURCHASE AGREEMENTS - 2.53%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$11,028,537 on 12/03/2007,
collateralized by $11,220,000
Federal Home Loan Mortgage
Corp., 3.625% due 09/15/2008
(valued at $11,248,050, including
interest)	$11,025,000	$11,025,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,025,000)		$11,025,000

Total Investments (Value & Restructuring Fund)
(Cost $390,994,666) - 104.81%		$456,220,989
Liabilities in Excess of Other Assets - (4.81)%		(20,932,765)

TOTAL NET ASSETS - 100.00%		$435,288,224

Vista Fund
	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.35%
Aerospace - 5.66%
Alliant Techsystems, Inc. *	15,000	$1,752,450

The accompanying notes are an integral part of the financial statements.
291

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Aerospace (continued)
BE Aerospace, Inc. *	163,096	$7,665,512
Goodrich Corp.	12,000	855,480

		10,273,442
Agriculture - 2.63%
Monsanto Company	37,500	3,726,375
The Mosaic Company *	15,000	1,037,250

		4,763,625
Apparel & Textiles - 1.99%
Crocs, Inc. *	23,400	913,302
Guess?, Inc.	57,300	2,689,089

		3,602,391
Biotechnology - 2.19%
Charles River Laboratories International, Inc. *	15,100	959,303
Invitrogen Corp. *	23,600	2,289,436
Myriad Genetics, Inc. *	15,000	723,000

		3,971,739
Broadcasting - 1.48%
Liberty Global, Inc., Class A *	66,300	2,693,106
Building Materials & Construction - 2.42%
Foster Wheeler, Ltd. *	29,428	4,384,772
Business Services - 0.54%
FTI Consulting, Inc. *	17,300	986,100
Cellular Communications - 3.49%
Millicom International Cellular SA *	5,900	703,752
NII Holdings, Inc. *	101,900	5,620,804

		6,324,556
Chemicals - 0.56%
Terra Industries, Inc. *	27,000	1,020,060
Colleges & Universities - 0.51%
Corinthian Colleges, Inc. *	53,300	930,618
Computers & Business Equipment - 4.40%
Apple, Inc. *	15,400	2,806,188
Foundry Networks, Inc. *	89,600	1,579,648
Juniper Networks, Inc. *	77,900	2,315,188
Synaptics, Inc. *	23,100	1,282,974

		7,983,998
Construction & Mining Equipment - 0.94%
National Oilwell Varco, Inc. *	25,000	1,703,750
Containers & Glass - 2.47%
Owens-Illinois, Inc. *	99,800	4,480,022
Drugs & Health Care - 0.57%
BioMarin Pharmaceutical, Inc. *	37,900	1,042,250
Educational Services - 1.94%
Apollo Group, Inc., Class A *	23,100	1,767,612
Strayer Education, Inc.	9,700	1,754,342

		3,521,954
Electrical Equipment - 0.58%
Vestas Wind Systems AS *	11,100	1,048,295

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electrical Utilities - 3.78%
Allegheny Energy, Inc.	15,700	$953,775
Quanta Services, Inc. *	152,993	4,188,948
Reliant Energy, Inc. *	66,000	1,718,640

		6,861,363
Electronics - 3.60%
Itron, Inc. *	7,406	574,335
Thermo Fisher Scientific, Inc. *	103,400	5,959,976

		6,534,311
Energy - 3.83%
First Solar, Inc. *	12,100	2,869,515
JA Solar Holdings Company, Ltd. *	19,500	1,157,130
McDermott International, Inc. *	22,000	1,150,600
SunPower Corp., Class A. * (a)	14,200	1,767,048

		6,944,293
Financial Services - 4.42%
Blackrock, Inc.	4,500	892,665
GFI Group, Inc. *	18,900	1,840,482
Janus Capital Group, Inc.	39,900	1,339,443
MasterCard, Inc., Class A	9,100	1,825,915
Nasdaq Stock Market, Inc. *	19,600	849,856
SEI Investments Company	40,900	1,268,718

		8,017,079
Food & Beverages - 0.95%
Pepsi Bottling Group, Inc.	40,200	1,715,334
Healthcare Products - 0.55%
Inverness Medical Innovations, Inc. *	16,900	991,692
Healthcare Services - 5.29%
Express Scripts, Inc. *	83,600	5,663,900
Medco Health Solutions, Inc. *	39,300	3,929,607

		9,593,507
Household Products - 0.93%
Tempur-Pedic International, Inc. (a)	25,000	742,250
Tupperware Brands Corp.	26,900	938,272

		1,680,522
Industrial Machinery - 8.00%
AGCO Corp. *	75,400	5,198,076
Cameron International Corp. *	10,900	1,016,207
Dresser-Rand Group, Inc. *	107,140	3,814,184
Flowserve Corp.	38,400	3,613,056
The Manitowoc Company, Inc.	19,800	868,230

		14,509,753
Insurance - 0.52%
Aon Corp.	18,900	944,433
Internet Retail - 0.46%
Amazon.com, Inc. *	9,300	842,208
Internet Service Provider - 0.65%
Cogent Communications Group, Inc. *	11,292	234,648
Equinix, Inc. *	9,100	947,401

		1,182,049

The accompanying notes are an integral part of the financial statements.
292

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Leisure Time - 2.49%
Bally Technologies, Inc. *	44,700	$1,863,990
Las Vegas Sands Corp. *	16,000	1,814,400
WMS Industries, Inc. *	25,250	843,350

		4,521,740
Life Sciences - 0.86%
Dawson Geophysical Company *	11,100	743,922
PerkinElmer, Inc.	29,700	810,216

		1,554,138
Metal & Metal Products - 3.96%
Precision Castparts Corp.	48,745	7,182,088
Petroleum Services - 1.54%
Acergy SA	31,700	672,230
Core Laboratories N.V. *	10,595	1,242,264
Flotek Industries, Inc. *	24,000	884,640

		2,799,134
Pharmaceuticals - 3.71%
Alexion Pharmaceuticals, Inc. *	17,900	1,301,688
Celgene Corp. *	20,200	1,243,310
Onyx Pharmaceuticals, Inc. *	44,200	2,410,668
Shire PLC	74,600	1,770,355

		6,726,021
Retail Trade - 4.52%
Aeropostale, Inc. *	33,500	855,925
GameStop Corp., Class A *	97,600	5,607,120
J. Crew Group, Inc. *	15,798	759,094
Urban Outfitters, Inc. *	37,000	969,400

		8,191,539
Semiconductors - 4.65%
MEMC Electronic Materials, Inc. *	28,200	2,187,756
Microsemi Corp. *	49,700	1,137,136
NVIDIA Corp. *	79,750	2,515,315
OmniVision Technologies, Inc. * (a)	55,500	1,033,410
Semtech Corp. *	53,700	819,462
Silicon Laboratories, Inc. *	19,800	735,372

		8,428,451
Software - 1.47%
Activision, Inc. *	81,800	1,811,870
MicroStrategy, Inc., Class A *	8,500	857,225

		2,669,095
Telecommunications Equipment &
Services - 3.27%
Ciena Corp. *	29,100	1,279,818
SBA Communications Corp. *	124,088	4,645,855

		5,925,673
Tobacco - 0.51%
UST, Inc.	15,900	920,610
Toys, Amusements & Sporting Goods - 3.55%
Nintendo Company, Ltd.	10,500	6,447,440

Vista Fund (continued)
	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Transportation - 0.47%
DryShips, Inc.	9,000	$850,320

TOTAL COMMON STOCKS (Cost $122,428,573)		$174,763,471

SHORT TERM INVESTMENTS - 1.81%
John Hancock Cash Investment Trust (c)	$3,274,269	$3,274,269

TOTAL SHORT TERM INVESTMENTS
(Cost $3,274,269)		$3,274,269

REPURCHASE AGREEMENTS - 4.89%
Repurchase Agreement with State
Street Corp. dated 11/30/2007 at
3.85% to be repurchased at
$8,879,848 on 12/03/2007,
collateralized by $8,750,000
Federal National Mortgage
Association, 6.125% due
07/17/2013 (valued at $9,056,250,
including interest)	$8,877,000	$8,877,000

TOTAL REPURCHASE AGREEMENTS
(Cost $8,877,000)		$8,877,000

Total Investments (Vista Fund)
(Cost $134,579,842) - 103.05%		$186,914,740
Liabilities in Excess of Other Assets - (3.05)%		(5,530,655)

TOTAL NET ASSETS - 100.00%		$181,384,085

Lifecycle 2010 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.87%
JOHN HANCOCK FUNDS II - 98.87%
Blue Chip Growth (T. Rowe Price) (f)	76,141	$1,659,870
Capital Appreciation (Jennison) (f)	143,504	1,660,341
Core Equity (Legg Mason) (f)	35,699	553,331
Emerging Markets Value (DFA) (f)	92,635	1,106,063
Fundamental Value (Davis) (f)	61,980	1,106,970
Global Bond (PIMCO) (f)	104,723	1,659,859
Global Real Estate (Deutsche) (f)	147,482	1,660,644
High Income (MFC Global US) (f)	159,071	1,659,110
High Yield (WAMCO) (f)	396,669	3,871,485
Index 500 (MFC Global USA) (f)	1,017,294	11,068,164
International Equity Index (SSgA) (f)	137,639	3,319,861
International Opportunities (Marsico) (f)	25,213	553,420
International Small Cap (Templeton) (f)	24,020	552,699
International Small Company (DFA) (f)	48,023	552,745
International Value (Templeton) (f)	26,802	553,452
Large Cap Value (BlackRock) (f)	42,713	1,106,692
Mid Cap Index (MFC Global USA) (f)	52,246	1,106,572
Natural Resources (Wellington) (f)	22,978	1,105,703
Real Estate Equity (T. Rowe Price) (f)	108,535	1,105,974
Real Return Bond (PIMCO) (f)	199,646	2,767,096

The accompanying notes are an integral part of the financial statements.
293

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2010 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Small Cap Index (MFC Global U.S.A.) (f)	66,960	$1,106,177
Spectrum Income (T. Rowe Price) (f)	154,936	1,659,367
Strategic Bond (WAMCO) (f)	191,864	2,212,190
Strategic Income (MFC Global U.S.) (f)	161,235	1,659,112
Total Bond Market (Declaration)	541,428	5,533,396
Total Return (PIMCO) (f)	77,434	1,106,537
U.S. High Yield Bond (Wells Capital) (f)	129,304	1,658,970
Value & Restructuring (Excelsior) (f)	84,720	1,106,449

		54,772,249
JOHN HANCOCK FUNDS III - 1.00%
International Core (GMO) (f)	11,359	553,402

TOTAL INVESTMENT COMPANIES (Cost $54,724,329)		$55,325,651

Total Investments (Lifecycle 2010 Portfolio)
(Cost $54,724,329) - 99.87%		$55,325,651
Other Assets in Excess of Liabilities - 0.13%		71,607

TOTAL NET ASSETS - 100.00%		$55,397,258

Lifecycle 2015 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.95%
JOHN HANCOCK FUNDS II - 97.95%
Blue Chip Growth (T. Rowe Price) (f)	154,981	$3,378,593
Capital Appreciation (Jennison) (f)	292,065	3,379,190
Core Equity (Legg Mason) (f)	125,385	1,943,461
Emerging Markets Value (DFA) (f)	161,775	1,931,597
Emerging Small Company (RCM)	31,620	963,155
Fundamental Value (Davis) (f)	162,150	2,895,995
Global Bond (PIMCO) (f)	182,716	2,896,042
Global Real Estate (Deutsche) (f)	174,089	1,960,245
High Income (MFC Global U.S.) (f)	184,978	1,929,317
High Yield (WAMCO) (f)	692,494	6,758,744
Index 500 (MFC Global USA) (f)	1,864,477	20,285,511
International Equity Index (SSgA) (f)	240,199	5,793,611
International Opportunities (Marsico) (f)	87,910	1,929,621
International Small Cap (Templeton) (f)	41,857	963,119
International Small Company (DFA) (f)	167,583	1,928,877
International Value (Templeton) (f)	46,665	963,637
Large Cap Value (BlackRock) (f)	74,473	1,929,595
Mid Cap Index (MFC Global U.S.A.) (f)	136,709	2,895,494
Mid Cap Stock (Wellington) (f)	47,225	963,392
Natural Resources (Wellington) (f)	60,156	2,894,712
Real Estate Equity (T. Rowe Price) (f)	192,583	1,962,424
Real Return Bond (PIMCO) (f)	278,701	3,862,802
Small Cap Index (MFC Global U.S.A.) (f)	58,310	963,277
Small Company Value (T. Rowe Price) (f)	38,629	963,398
Spectrum Income (T. Rowe Price) (f)	180,182	1,929,747
Strategic Bond (WAMCO) (f)	251,118	2,895,394

Lifecycle 2015 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Strategic Income (MFC Global U.S.) (f)	187,515	$1,929,528
Total Bond Market (Declaration)	472,460	4,828,542
Total Return (PIMCO) (f)	135,065	1,930,084
U.S. High Yield Bond (Wells Capital) (f)	150,379	1,929,367
Value & Restructuring (Excelsior) (f)	147,809	1,930,388
Value (Van Kampen)	85,322	963,290

		94,672,149
JOHN HANCOCK FUNDS III - 2.00%
International Core (GMO) (f)	39,608	1,929,692

TOTAL INVESTMENT COMPANIES (Cost $95,431,051)		$96,601,841

Total Investments (Lifecycle 2015 Portfolio)
(Cost $95,431,051) - 99.95%		$96,601,841
Other Assets in Excess of Liabilities - 0.05%		49,903

TOTAL NET ASSETS - 100.00%		$96,651,744

Lifecycle 2020 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.89%
JOHN HANCOCK FUNDS II - 97.89%
Blue Chip Growth (T. Rowe Price) (f)	213,177	$4,647,259
Capital Appreciation (Jennison) (f)	401,753	4,648,283
Core Equity (Legg Mason) (f)	149,910	2,323,611
Emerging Markets Value (DFA) (f)	194,554	2,322,979
Emerging Small Company (RCM)	76,254	2,322,710
Fundamental Value (Davis) (f)	195,201	3,486,293
Global Bond (PIMCO) (f)	146,428	2,320,876
Global Real Estate (Deutsche) (f)	105,070	1,183,090
High Income (MFC Global U.S.) (f)	222,593	2,321,647
High Yield (WAMCO) (f)	356,829	3,482,651
Index 500 (MFC Global USA) (f)	2,243,465	24,408,896
International Equity Index (SSgA) (f)	481,731	11,619,345
International Opportunities (Marsico) (f)	105,864	2,323,725
International Small Cap (Templeton) (f)	75,682	1,741,445
International Small Company (DFA) (f)	151,231	1,740,664
International Value (Templeton) (f)	112,488	2,322,867
Large Cap Value (BlackRock) (f)	134,538	3,485,879
Mid Cap Index (MFC Global U.S.A.) (f)	274,331	5,810,333
Mid Cap Stock (Wellington) (f)	113,877	2,323,081
Natural Resources (Wellington) (f)	72,420	3,484,827
Real Estate Equity (T. Rowe Price) (f)	116,082	1,182,873
Real Return Bond (PIMCO) (f)	251,306	3,483,101
Small Cap Index (MFC Global U.S.A.) (f)	140,598	2,322,684
Small Cap Intrinsic Value (MFC Global U.S.) (f)	75,986	1,160,302
Small Company Value (T. Rowe Price) (f)	46,529	1,160,442
Spectrum Income (T. Rowe Price) (f)	108,295	1,159,842
Strategic Bond (WAMCO) (f)	201,303	2,321,028
Strategic Income (MFC Global U.S.) (f)	225,528	2,320,682

The accompanying notes are an integral part of the financial statements.
294

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2020 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Total Bond Market (Declaration)	227,116	$2,321,124
Total Return (PIMCO) (f)	162,451	2,321,431
U.S. High Yield Bond (Wells Capital) (f)	180,895	2,320,881
Value & Restructuring (Excelsior) (f)	178,225	2,327,622
Value (Van Kampen)	102,763	1,160,189

		113,882,662
JOHN HANCOCK FUNDS III - 2.00%
International Core (GMO) (f)	47,681	2,323,030

TOTAL INVESTMENT COMPANIES (Cost $114,397,216)		$116,205,692

Total Investments (Lifecycle 2020 Portfolio)
(Cost $114,397,216) - 99.89%		$116,205,692
Other Assets in Excess of Liabilities - 0.11%		131,901

TOTAL NET ASSETS - 100.00%		$116,337,593

Lifecycle 2025 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.95%
JOHN HANCOCK FUNDS II - 96.95%
Blue Chip Growth (T. Rowe Price) (f)	218,279	$4,758,487
Capital Appreciation (Jennison) (f)	411,337	4,759,169
Core Equity (Legg Mason) (f)	230,277	3,569,299
Emerging Markets Value (DFA) (f)	199,233	2,378,848
Emerging Small Company (RCM)	117,142	3,568,152
Fundamental Value (Davis) (f)	199,851	3,569,333
Global Bond (PIMCO) (f)	75,043	1,189,438
Global Real Estate (Deutsche) (f)	105,660	1,189,733
High Income (MFC Global U.S.) (f)	114,030	1,189,329
High Yield (WAMCO) (f)	243,721	2,378,713
Index 500 (MFC Global USA) (f)	2,077,549	22,603,728
International Equity Index (SSgA) (f)	542,512	13,085,393
International Opportunities (Marsico) (f)	108,398	2,379,327
International Small Cap (Templeton) (f)	103,384	2,378,870
International Small Company (DFA) (f)	309,991	3,568,002
International Value (Templeton) (f)	115,222	2,379,332
Large Cap Value (BlackRock) (f)	137,742	3,568,908
Mid Cap Index (MFC Global U.S.A.) (f)	337,009	7,137,846
Mid Cap Stock (Wellington) (f)	174,948	3,568,933
Mid Cap Value Equity (RiverSource) (f)	103,443	1,189,594
Natural Resources (Wellington) (f)	74,147	3,567,959
Real Estate Equity (T. Rowe Price) (f)	116,724	1,189,415
Real Return Bond (PIMCO) (f)	171,672	2,379,377
Small Cap Index (MFC Global U.S.A.) (f)	215,989	3,568,136
Small Cap Intrinsic Value (MFC Global U.S.) (f)	77,868	1,189,043
Small Company Value (T. Rowe Price) (f)	95,380	2,378,785
Strategic Bond (WAMCO) (f)	103,148	1,189,297
Strategic Income (MFC Global U.S.) (f)	115,580	1,189,321
Total Bond Market (Declaration)	232,803	2,379,244

Lifecycle 2025 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Total Return (PIMCO) (f)	83,245	$1,189,564
U.S. High Yield Bond (Wells Capital) (f)	92,694	1,189,269
Value & Restructuring (Excelsior) (f)	182,164	2,379,063
Value (Van Kampen)	105,334	1,189,220

		115,388,127
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	73,255	3,568,975

TOTAL INVESTMENT COMPANIES (Cost $117,331,459)		$118,957,102

Total Investments (Lifecycle 2025 Portfolio)
(Cost $117,331,459) - 99.95%		$118,957,102
Other Assets in Excess of Liabilities - 0.05%		55,756

TOTAL NET ASSETS - 100.00%		$119,012,858

Lifecycle 2030 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.95%
JOHN HANCOCK FUNDS II - 96.95%
Blue Chip Growth (T. Rowe Price) (f)	158,445	$3,454,096
Capital Appreciation (Jennison) (f)	298,602	3,454,825
Core Equity (Legg Mason) (f)	167,168	2,591,097
Emerging Markets Value (DFA) (f)	216,923	2,590,055
Emerging Small Company (RCM)	99,194	3,021,455
Fundamental Value (Davis) (f)	145,091	2,591,317
Global Bond (PIMCO) (f)	54,470	863,355
High Yield (WAMCO) (f)	176,896	1,726,506
Index 500 (MFC Global USA) (f)	1,508,119	16,408,330
International Equity Index (SSgA) (f)	393,813	9,498,758
International Opportunities (Marsico) (f)	118,032	2,590,799
International Small Cap (Templeton) (f)	75,093	1,727,881
International Small Company (DFA) (f)	224,972	2,589,425
International Value (Templeton) (f)	125,470	2,590,958
Large Cap Value (BlackRock) (f)	99,992	2,590,789
Mid Cap Index (MFC Global U.S.A.) (f)	244,629	5,181,252
Mid Cap Stock (Wellington) (f)	169,317	3,454,064
Mid Cap Value Equity (RiverSource) (f)	75,087	863,506
Natural Resources (Wellington) (f)	71,758	3,453,004
Real Return Bond (PIMCO) (f)	62,312	863,643
Small Cap Index (MFC Global U.S.A.) (f)	209,028	3,453,148
Small Cap Intrinsic Value (MFC Global U.S.) (f)	56,500	862,750
Small Company Value (T. Rowe Price) (f)	86,532	2,158,096
Strategic Bond (WAMCO) (f)	74,871	863,263
Total Bond Market (Declaration)	84,493	863,515
Value & Restructuring (Excelsior) (f)	132,239	1,727,045
Value (Van Kampen)	152,911	1,726,366

		83,759,298

The accompanying notes are an integral part of the financial statements.
295

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2030 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	53,181	$2,590,985

TOTAL INVESTMENT COMPANIES (Cost $84,956,088)		$86,350,283

Total Investments (Lifecycle 2030 Portfolio)
(Cost $84,956,088) - 99.95%		$86,350,283
Other Assets in Excess of Liabilities - 0.05%		44,315

TOTAL NET ASSETS - 100.00%		$86,394,598

Lifecycle 2035 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.94%
JOHN HANCOCK FUNDS II - 96.94%
Blue Chip Growth (T. Rowe Price) (f)	125,948	$2,745,669
Capital Appreciation (Jennison) (f)	237,351	2,746,156
Core Equity (Legg Mason) (f)	133,430	2,068,171
Emerging Markets Value (DFA) (f)	173,466	2,071,188
Emerging Small Company (RCM)	90,118	2,744,986
Fundamental Value (Davis) (f)	115,961	2,071,062
High Yield (WAMCO) (f)	70,174	684,895
Index 500 (MFC Global USA) (f)	1,199,830	13,054,154
International Equity Index (SSgA) (f)	341,726	8,242,430
International Opportunities (Marsico) (f)	109,434	2,402,068
International Small Cap (Templeton) (f)	75,241	1,731,289
International Small Company (DFA) (f)	148,987	1,714,841
International Value (Templeton) (f)	116,463	2,404,966
Large Cap Value (BlackRock) (f)	79,579	2,061,882
Mid Cap Index (MFC Global U.S.A.) (f)	226,970	4,807,221
Mid Cap Stock (Wellington) (f)	134,583	2,745,498
Mid Cap Value Equity (RiverSource) (f)	59,766	687,308
Natural Resources (Wellington) (f)	57,043	2,744,888
Small Cap Index (MFC Global U.S.A.) (f)	166,166	2,745,067
Small Cap Intrinsic Value (MFC Global U.S.) (f)	44,776	683,723
Small Company Value (T. Rowe Price) (f)	82,524	2,058,141
Strategic Bond (WAMCO) (f)	59,337	684,155
Value & Restructuring (Excelsior) (f)	105,627	1,379,484
Value (Van Kampen)	121,432	1,370,965

		66,650,207
JOHN HANCOCK FUNDS III - 3.00%
International Core (GMO) (f)	42,352	2,063,400

TOTAL INVESTMENT COMPANIES (Cost $67,528,832)		$68,713,607

Total Investments (Lifecycle 2035 Portfolio)
(Cost $67,528,832) - 99.94%		$68,713,607
Other Assets in Excess of Liabilities - 0.06%		41,436

TOTAL NET ASSETS - 100.00%		$68,755,043

Lifecycle 2040 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.91%
JOHN HANCOCK FUNDS II - 95.91%
Blue Chip Growth (T. Rowe Price) (f)	82,198	$1,791,925
Capital Appreciation (Jennison) (f)	154,908	1,792,287
Core Equity (Legg Mason) (f)	86,721	1,344,174
Emerging Markets Value (DFA) (f)	112,554	1,343,898
Emerging Small Company (RCM)	58,810	1,791,344
Fundamental Value (Davis) (f)	75,280	1,344,509
Index 500 (MFC Global USA) (f)	782,440	8,512,951
International Equity Index (SSgA) (f)	222,877	5,375,797
International Opportunities (Marsico) (f)	71,441	1,568,138
International Small Cap (Templeton) (f)	48,663	1,119,731
International Small Company (DFA) (f)	97,257	1,119,433
International Value (Templeton) (f)	75,946	1,568,287
Large Cap Value (BlackRock) (f)	51,877	1,344,141
Mid Cap Index (MFC Global U.S.A.) (f)	148,062	3,135,949
Mid Cap Stock (Wellington) (f)	87,832	1,791,771
Mid Cap Value Equity (RiverSource) (f)	38,953	447,957
Natural Resources (Wellington) (f)	37,224	1,791,200
Small Cap Index (MFC Global U.S.A.) (f)	135,563	2,239,500
Small Cap Intrinsic Value (MFC Global U.S.) (f)	29,312	447,602
Small Company Value (T. Rowe Price) (f)	53,880	1,343,765
Value & Restructuring (Excelsior) (f)	68,607	896,007
Value (Van Kampen)	79,337	895,718

		43,006,084
JOHN HANCOCK FUNDS III - 4.00%
International Core (GMO) (f)	36,788	1,792,320

TOTAL INVESTMENT COMPANIES (Cost $44,060,498)		$44,798,404

Total Investments (Lifecycle 2040 Portfolio)
(Cost $44,060,498) - 99.91%		$44,798,404
Other Assets in Excess of Liabilities - 0.09%		42,405

TOTAL NET ASSETS - 100.00%		$44,840,809

Lifecycle 2045 Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.89%
JOHN HANCOCK FUNDS II - 95.89%
Blue Chip Growth (T. Rowe Price) (f)	69,264	$1,509,954
Capital Appreciation (Jennison) (f)	130,561	1,510,596
Core Equity (Legg Mason) (f)	73,260	1,135,533
Emerging Markets Value (DFA) (f)	94,733	1,131,114
Emerging Small Company (RCM)	49,516	1,508,265
Fundamental Value (Davis) (f)	63,459	1,133,380
Index 500 (MFC Global USA) (f)	659,356	7,173,795
International Equity Index (SSgA) (f)	187,776	4,529,169
International Opportunities (Marsico) (f)	60,193	1,321,236
International Small Cap (Templeton) (f)	40,940	942,036
International Small Company (DFA) (f)	81,848	942,076
International Value (Templeton) (f)	64,012	1,321,854

The accompanying notes are an integral part of the financial statements.
296

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Lifecycle 2045 Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Large Cap Value (BlackRock) (f)	43,721	$1,132,815
Mid Cap Index (MFC Global U.S.A.) (f)	124,733	2,641,851
Mid Cap Stock (Wellington) (f)	73,990	1,509,397
Mid Cap Value Equity (RiverSource) (f)	32,794	377,134
Natural Resources (Wellington) (f)	31,344	1,508,259
Small Cap Index (MFC Global U.S.A.) (f)	114,176	1,886,186
Small Cap Intrinsic Value (MFC Global U.S.) (f)	24,646	376,348
Small Company Value (T. Rowe Price) (f)	45,400	1,132,284
Value & Restructuring (Excelsior) (f)	57,759	754,331
Value (Van Kampen)	66,802	754,192

		36,231,805
JOHN HANCOCK FUNDS III - 4.00%
International Core (GMO) (f)	31,006	1,510,630

TOTAL INVESTMENT COMPANIES (Cost $37,228,987)		$37,742,435

Total Investments (Lifecycle 2045 Portfolio)
(Cost $37,228,987) - 99.89%		$37,742,435
Other Assets in Excess of Liabilities - 0.11%		41,230

TOTAL NET ASSETS - 100.00%		$37,783,665

Lifecycle Retirement Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 89.57%
Investment Companies - 1.23%
PowerShares DB Commodity
Index Tracking Fund	46,002	$1,394,321
JOHN HANCOCK FUNDS II - 87.34%
Core Equity (Legg Mason) (f)	218,614	3,388,519
Emerging Markets Value (DFA) (f)	188,887	2,255,316
Fundamental Value (Davis) (f)	189,684	3,387,764
Global Bond (PIMCO) (f)	284,572	4,510,470
Global Real Estate (Deutsche) (f)	401,562	4,521,583
High Income (MFC Global U.S.) (f)	432,697	4,513,025
High Yield (WAMCO) (f)	693,607	6,769,606
Index 500 (MFC Global USA) (f)	1,038,630	11,300,296
International Equity Index (SSgA) (f)	93,601	2,257,647
International Small Cap (Templeton) (f)	48,916	1,125,550
International Small Company (DFA) (f)	97,820	1,125,904
International Value (Templeton) (f)	54,630	1,128,119
Investment Quality Bond (Wellington) (f)	472,027	5,640,724
Mid Cap Index (MFC Global U.S.A.) (f)	106,536	2,256,434
Natural Resources (Wellington) (f)	46,864	2,255,090
Real Estate Equity (T. Rowe Price) (f)	443,070	4,514,879
Real Return Bond (PIMCO) (f)	733,074	10,160,409
Small Cap Index (MFC Global U.S.A.) (f)	68,188	1,126,463
Spectrum Income (T. Rowe Price) (f)	315,856	3,382,814
Strategic Bond (WAMCO) (f)	293,366	3,382,513
Strategic Income (MFC Global U.S.) (f)	328,691	3,382,229

Lifecycle Retirement Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)
JOHN HANCOCK FUNDS II (continued)
Total Bond Market (Declaration)	551,931	$5,640,736
Total Return (PIMCO) (f)	355,282	5,076,985
U.S. High Yield Bond (Wells Capital) (f)	439,610	5,640,190

		98,743,265
JOHN HANCOCK FUNDS III - 1.00%
International Core (GMO) (f)	23,159	1,128,329

TOTAL INVESTMENT COMPANIES (Cost $99,514,477)		$101,265,915

SHORT TERM INVESTMENTS - 9.80%
Federal Home Loan Bank Discount Notes
zero coupon due 12/03/2007	$2,000,000	$1,999,583
U.S. Treasury Bills
zero coupon due 12/13/2007 to
02/14/2008	9,100,000	9,078,849

TOTAL SHORT TERM INVESTMENTS
(Cost $11,078,432)		$11,078,432

Total Investments (Lifecycle Retirement Portfolio)
(Cost $110,592,909) - 99.37%		$112,344,347
Other Assets in Excess of Liabilities - 0.63%		711,506

TOTAL NET ASSETS - 100.00%		$113,055,853

Footnotes
Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.
297

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - November 30, 2007 (Unaudited) - continued
(showing percentage of total net assets)

Key to Currency Abbreviations		^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
ARS	- Argentine Peso	*	Non-Income Producing
AUD	- Australian Dollar	(a)	All or a portion of this security was out on loan
BRL	- Brazilian Real	(b)	Floating Rate Note
CAD	- Canadian Dollar	(c)	Investment is an affiliate of the Trust's advisor or subadvisor
CHF	- Swiss Franc	(d)	Principal amount of security is adjusted for inflation.
COP	- Colombian Peso	(e)	Security Fair Valued on November 30, 2007
CZK	- Czech Koruna	(f)	The underlying fund's subadviser.
DKK	- Danish Krone	(g)	All or a portion of this Term Loan is unfunded.
EUR	- European Currency	**	Purchased on a forward commitment
FIM	- Finnish Markka	***	At November 30, 2007, all or a portion of this security was pledged to
FRF	- French Franc		cover forward commitments purchased and securities sold short.
DEM	- German Deutsche Mark	****	At November 30, 2007, all or a portion of this security was pledged to
GBP	- British Pound		cover margin requirements for open futures contracts.
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
ITL	- Italian Lira
IEP	- Irish Punt
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NLG	- Netherlands Guilder
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
ZAR	- South African Rand

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PCL	- Public Company Limited
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
298

Notes to the Schedule of Investments (Unaudited)

1. Security Valuation The net asset value of the shares of each Fund and Lifecycle Portfolio is determined daily as of the close of the NYSE, normally at 4:00 P.M., Eastern Time. Investments held by the Absolute Return Portfolio and Lifecycle Portfolios in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation policies, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (“JHCIT”), an affiliate of the John Hancock Adviser, LLC (“JHA”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of MFC, are valued at their net asset value each business day. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. All other securities held by the Funds, Lifecycle Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In September 2006, Financial Accounting Standards Board (FASB) Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Funds and its impact, if any, resulting from the adoption of FAS 157 on the Funds’ financial statements disclosure.

Repurchase Agreements Each Fund, with the exception of Absolute Return and the Lifecycle Portfolios, may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Foreign Currency Transactions The books and records of the Funds are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. Dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. Dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. Dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U. S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Options Each Fund, with the exception of Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010, may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio), securities indices, currencies and futures contracts.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund/Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The following is a summary of open written options outstanding as of November 30, 2007:

	Number of	Premiums Received
Contracts

Emerging Growth
Outstanding, beginning of period	-	-
Options written	255	$56,742
Options expired	(190)	(36,909)
Outstanding, end of period	65	$19,833

Global Bond
Outstanding, beginning of period	465,900,156	$7,188,077
Options written	58,000,156	1,882,805
Option closed	(29,900,156)	(329,446)
Options expired	(23,400,000)	(416,018)
Outstanding, end of period	470,600,156	$8,325,418

Real Return Bond
Outstanding, beginning of period	30,600,134	$838,814
Options written	96,400,734	2,990,523
Option closed	(71)	(11,972)
Options expired	(281)	(119,196)
Outstanding, end of period	127,000,516	$3,698,169

Strategic Bond
Outstanding, beginning of period	1,245	$487,050
Options written	4,069	2,128,621
Option closed	(734)	(309,158)
Options expired	(2,649)	(1,057,265)
Outstanding, end of period	1,931	$1,249,248

Strategic Income
Outstanding, beginning of period	702	$67,108
Options written	44,947,904	313,146
Option closed	(8,085,500)	(51,497)
Options expired	(13,042,302)	(149,296)
Outstanding, end of period	23,820,804	$179,461

Total Return
Outstanding, beginning of period	385,901,338	$4,810,711
Options written	9,001,240	329,986
Option closed	(18,000,218)	(275,728)
Options expired	(9,002,277)	(765,522)
Outstanding, end of period	367,900,083	$4,099,447

U.S. Government Securities
Outstanding, beginning of period	-	-
Options written	488	$236,388
Option closed	(256)	($96,001)
Option exercised	0	0
Outstanding, end of period	232	$140,387

Value & Restructuring
Outstanding, beginning of period	180	$69,175
Options written	-	-
Option closed	-	-
Options expired	-	-
Options exercised	(180)	(69,175)
Outstanding, end of period	-	-

		Floating	Pay/Receive	Notional
		Rate	Floating	Amount/Number	Exercise	Expiration
Portfolio	Name of Issuer	Index	Rate	of Contracts	Rate/Price	Date	Value

Emerging
Growth	Calls

	Bally Technologies			25	$40.00	Dec 2007	(6,750)
	Comtech
	Telecommunications			40	$55.00	Dec 2007	($2,000)

				65			($8,750)

Global
Bond	Calls

		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	22,700,000	5.15%	Dec 2007	($1,001,390)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	52,600,000	5.10%	Feb 2008	(2,248,150)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	97,900,000	4.90%	Mar 2008	(3,461,519)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	40,700,000	4.95%	Mar 2008	(1,517,333)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	35,400,000	4.95%	Sep 2008	(1,298,192)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	8,500,000	4.95%	Sep 2008	(311,713)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	1,800,000	4.95%	Sep 2008	(66,010)
		3
		Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	89,800,000	5.50%	Aug 2009	(4,424,087)
		3
		Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	11,900,000	4.90%	Feb 2008	(399,735)
	7-Year Interest	3	Receive	24,700,000	5.32%	Aug 2009

	Rate Swap	Month					(1,250,371)
		USD-
		LIBOR
		3
		Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	12,300,000	5.32%	Aug 2009	(622,654)
		3
		Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	5,400,000	5.32%	Aug 2009	(273,360)
		6
		Month
	7-Year Interest	GBP-
	Rate Swap	LIBOR	Receive	19,300,000	5.15%	Sep 2009	(860,340)
		6
		Month
	30-Year Interest	GBP-
	Rate Swap	LIBOR	Receive	19,200,000	5.46%	Jan 2008	(1,605,078)
		6
		Month
	30-Year Interest	GBP-
	Rate Swap	LIBOR	Receive	10,700,000	5.53%	Jan 2008	(1,001,031)
		3
		Month
	Euro Dollar vs.	USD-
	U.S. Dollar	LIBOR	Receive	4,400,000	1.362%	May 2008	(469,687)
		3
		Month
	U.S. Dollar vs.	USD-
	Japanese Yen	LIBOR	Receive	8,900,000	$117.57	Feb 2008	(13,617)

	U.S. Treasury 10-Year Note Futures			156	$111.00	Feb 2008	(441,188)

				466,200,156			($21,265,455)

	Puts

	Euro Dollar vs. U.S. Dollar			4,400,000	1.362%	May 2008	(27,306)

				4,400,000			($27,306)

Real
Return
Bond	Calls

	U.S. Dollar vs. Japanese Yen			2,600,000	$118.15	Jun 2008	($7,532)
	30-Year	3 Month
	Interest Rate	USD-
	Swap	LIBOR	Pay	2,900,000	5.67%	Aug 2008	(343,426)
	30-Year	3 Month
	Interest Rate	USD-
	Swap	LIBOR	Receive	2,300,000	5.67%	Aug 2008	(272,372)
	5-Year Credit Default Swap			1,000,000	$0.70	Dec 2007	(715)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	6,000,000	5.365%	Sep 2010	(295,127)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	11,000,000	5.365%	Sep 2010	(541,066)
	U.S. Treasury 10-Year Note Futures			183	$111.00	Feb 2008	(517,547)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Receive	5,000,000	5.365%	Sep 2010	(245,939)
	10-Year	3 Month
	Interest Rate	USD-
	Swap	LIBOR	Receive	6,000,000	5.25%	Sep 2008	(333,793)
	10-Year	3 Month
	Interest Rate	USD-
	Swap	LIBOR	Receive	11,800,000	5.25%	Sep 2008	(656,460)

	10-Year	3 Month
	Interest Rate	USD-
	Swap	LIBOR	Receive	8,400,000	5.25%	Sep 2008	(467,310)
	U.S. Treasury 10-Year Note Futures			142	$113.00	Feb 2008	(235,188)
		3 Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	11,000,000	4.95%	Mar 2008	(410,090)
		3 Month
	5-Year Interest	USD-
	Rate Swap	LIBOR	Receive	2,000,000	4.95%	Sep 2008	(73,344)

				70,000,325			($4,399,909)

	Puts

	U.S. Dollar vs. Japanese Yen			2,600,000	$63.00	Jun 2008	($222,794)
		3 Month
	30-Year Interest	USD-
	Rate Swap	LIBOR	Pay	2,300,000	5.67%	Aug 2008	(27,288)
		3 Month
	30-Year Interest	USD-
	Rate Swap	LIBOR	Receive	2,900,000	5.67%	Aug 2008	(34,407)

	5-Year Credit Default Swap			1,000,000	$1.00	Dec 2007	(1,682)

	U.S. Treasury 10-Year Note Futures			142	$108.00	Feb 2008	(19,969)

	U.S. Treasury 10-Year Note Futures			49	$106.00	Feb 2008	(3,063)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Pay	6,000,000	5.365%	Sep 2010	(156,869)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Pay	11,000,000	5.365%	Sep 2010	(287,594)
		3 Month
	7-Year Interest	USD-
	Rate Swap	LIBOR	Pay	5,000,000	5.365%	Sep 2010	(130,725)
		3 Month
	10-Year Interest	USD-
	Rate Swap	LIBOR	Pay	6,000,000	5.25%	Sep 2008	(68,625)
		3 Month
	10-Year Interest	USD-
	Rate Swap	LIBOR	Pay	11,800,000	5.25%	Sep 2008	(134,963)
		3 Month
	10-Year Interest	USD-
	Rate Swap	LIBOR	Pay	8,400,000	5.25%	Sep 2008	(96,075)

				57,000,191			($1,184,054)

Strategic
Bond	Calls

	Eurodollar
	Futures			50	$95.50	Dec 2007	($2,188)
	Eurodollar
	Futures			45	95.25	Dec 2007	(7,594)
	Eurodollar
	Futures			44	95.125	Dec 2007	(13,475)
	Eurodollar
	Futures			65	95.50	Mar 2008	(64,187)
	Eurodollar
	Futures			45	95.00	Mar 2008	(93,938)

	U.S. Treasury 10-Year Note Futures			13	114.00	Dec 2007	(7,109)

	U.S. Treasury 10-Year Note Futures			121	111.00	Feb 2008	(342,203)

	U.S. Treasury 10-Year Note Futures			42	110.00	Feb 2008	(150,281)

	U.S. Treasury 30-Year Bond Futures			20	116.00	Dec 2007	(37,188)

				445			($718,163)

	Puts

	Eurodollar Futures	195	$95.00	Dec 2007	($21,938)
	Eurodollar Futures	74	95.50	Mar 2008	(12,488)
	Eurodollar Futures	54	1.44	Mar 2008	(105,975)
	Eurodollar Futures	13	95.50	Jun 2008	(1,544)
	U.S. Treasury 5-Year Note Futures	44	109.50	Dec 2007	(19,937)
	U.S. Treasury 5-Year Note Futures	21	109.00	Dec 2007	(4,594)
	U.S. Treasury 5-Year Note Futures	81	109.00	Feb 2008	(53,156)
	U.S. Treasury 5-Year Note Futures	49	108.00	Feb 2008	(17,609)
	U.S. Treasury 5-Year Note Futures	21	107.00	Feb 2008	(3,609)
	U.S. Treasury 10-Year Note Futures	43	113.00	Dec 2007	(32,250)
	U.S. Treasury 10-Year Note Futures	40	112.00	Dec 2007	(14,375)
	U.S. Treasury 10-Year Note Futures	34	112.50	Dec 2007	(18,063)
	U.S. Treasury 10-Year Note Futures	28	111.00	Dec 2007	(3,937)
	U.S. Treasury 10-Year Note Futures	13	114.00	Dec 2007	(17,469)
	U.S. Treasury 10-Year Note Futures	164	110.50	Feb 2008	(84,562)
	U.S. Treasury 10-Year Note Futures	103	109.00	Feb 2008	(25,750)
	U.S. Treasury 10-Year Note Futures	82	109.50	Feb 2008	(25,625)
	U.S. Treasury 10-Year Note Futures	74	112.00	Feb 2008	(72,844)
	U.S. Treasury 10-Year Note Futures	73	108.00	Feb 2008	(10,266)
	U.S. Treasury 10-Year Note Futures	62	107.00	Feb 2008	(5,812)
	U.S. Treasury 10-Year Note Futures	20	111.00	Feb 2008	(12,813)
	U.S. Treasury 30-Year Bond Futures	41	117.00	Dec 2007	(44,844)
	U.S. Treasury 30-Year Bond Futures	28	114.00	Dec 2007	(6,125)
	U.S. Treasury 30-Year Bond Futures	27	115.00	Dec 2007	(10,547)
	U.S. Treasury 30-Year Bond Futures	14	118.00	Dec 2007	(23,406)
	U.S. Treasury 30-Year Bond Futures	28	114.00	Feb 2008	(27,563)
	U.S. Treasury 30-Year Bond Futures	26	109.00	Feb 2008	(5,687)
	U.S. Treasury 30-Year Bond Futures	21	113.00	Feb 2008	(15,750)
	U.S. Treasury 30-Year Bond Futures	13	112.00	Feb 2008	(7,109)

		1,486			($705,647)
Strategic
Income	Calls

	Australian Dollar vs. New Zealand Dollar	10,470,000	1.20%	Dec 2007	($1,738)
	Euro vs. Pound Sterling	13,350,000	0.73%	Dec 2007	(21,400)
	Newmont Mining Corp.	350	$55.00	Dec 2007	(14,000)
	Silver Standard Resources,
	Inc.	454	45.00	Dec 2007	(4,540)

		23,820,804			($41,678)

Total
Return	Calls

	U.S. Treasury 10-Year Note Futures	39	$111	Feb 2008	(110,297)
	U.S. Treasury 10-Year Note Futures	44	$112	Feb 2008	(96,250)
	OTC USD ECAL	36,000,000	5.10%	Feb 2008	(1,538,658)
	OTC USD ECAL	9,000,000	4.90%	Feb 2008	(309,110)
	OTC USD ECAL	24,800,000	4.90%	Mar 2008	(876,871)
	OTC USD ECAL	22,000,000	4.90%	Mar 2008	(777,869)
	OTC USD ECAL	23,000,000	4.95%	Mar 2008	(857,461)
	OTC USD ECAL	43,400,000	4.95%	Sep 2008	($1,591,569)
	OTC USD ECAL	59,700,000	4.95%	Sep 2008	(2,189,324)
	OTC USD ECAL	15,600,000	4.95%	Sep 2008	(572,085)
	OTC USD ECAL	48,300,000	5.00%	Dec 2008	(1,972,823)
	OTC USD ECAL	66,100,000	5.20%	Dec 2008	(3,233,572)
	OTC USD ECAL	20,000,000	5.45%	Feb 2009	(1,030,088)

		367,900,083			($15,155,977)

U.S.
Government
Securities	Calls

	U.S. Treasury 10-Year Note Futures	116	114.5	Jan 2008	(94,250)

		116			($94,250)
	Puts
	U.S. Treasury 10-Year Note Futures	116	109.5	Jan 2008	(21,750)

		116			($21,750)

Securities Lending All Portfolios of the Trust described in this Annual Report may enter into an agreement with Morgan Stanley & Co. Incorporated and MS Securities Services Inc. (collectively, “Morgan Stanley”) which permits the Portfolios to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Portfolios. The risk of having one primary borrower of securities (as opposed to several borrowers in an agency relationship) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

The Portfolios may lend securities from time to time in order to earn additional income. The Portfolios retain beneficial ownership of the securities loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Portfolios receive collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Any cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the portfolios could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Portfolios receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral. Prior to May 8, 2007, cash collateral was invested in the State Street Navigator Securities Lending Portfolio.

At November 30, 2007, the values of securities loaned and cash collateral were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral

All Cap Core	$5,670,984	$5,784,404
All Cap Growth	623,790	636,266
All Cap Value	3,328,878	3,395,456
Blue Chip Growth	29,891,699	30,489,532
Capital Appreciation	17,272,188	17,617,632
Emerging Growth	43,120,423	43,982,831
Emerging Small Company	7,934,562	8,093,253
Equity - Income	15,150,863	15,453,880
Fundamental Value	33,878,783	34,556,359
Global Real Estate	32,825,563	34,158,179
High Income	1,518,380	1,548,748
High Yield	61,914,528	63,152,819
International Equity Index	12,069,488	12,589,896
International Opportunities	36,416,891	38,237,736
International Small Cap	74,541,446	78,265,573
International Small Company	19,543,989	20,518,872
International Value	50,329,271	52,845,734
Large Cap	9,216,832	9,401,169
Large Cap Value	5,672,144	5,785,587
Mid Cap Index	14,122,112	14,404,554
Mid Cap Stock	50,806,455	51,822,584
Mid Cap Value	4,888,097	4,985,859
Mid Cap Value Equity	2,758,086	2,813,248
Natural Resources	47,401,931	48,948,009
Quantitative All Cap	93,288	95,154
Quantitative Mid Cap	4,135,744	4,218,459
Quantitative Value	6,164,336	6,287,623
Real Estate Equity	6,685,995	6,819,715
Small Cap	33,545,949	34,216,868
Small Cap Index	11,178,320	11,401,886
Small Cap Opportunities	29,629,095	30,221,677
Small Company	4,704,851	4,798,948
Small Company Growth	9,629,749	9,822,344
Small Company Value	22,488,315	22,938,081
Spectrum Income	2,647,261	2,700,206

Strategic Bond	8,360,484	8,527,693
Strategic Income	863,219	880,483
U.S. Global Leaders Growth	35,704,735	36,418,830
U.S. High Yield Bond	4,793,515	4,889,385
U.S. Multi Sector	10,087,744	10,289,499
Value & Restructuring	12,939,038	13,197,819
Vista	3,210,068	3,274,269

Floating Rate Notes Issued in Conjunction with Securities Held Certain Funds may enter into transactions in which the Funds sell a fixed-rate bond to a broker for cash. At the same time, the Funds buy a residual interest in a trust’s (the “Trust”) assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation (“Inverse Floater”). The broker deposits a fixed-rate bond into the Trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund (the “Fixed-Rate Bond”). The Trust also issues floating-rate notes (“Floating-Rate Notes”), which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the Trust and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating- Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the Trust to the Fund, thereby collapsing the Trust. Pursuant to Financial Accounting Standards Statement No. 140 (“FAS 140”), the Funds account for the transaction described above as a secured borrowing by including the Fixed- Rate Bond in their Portfolio of Investments, and accounts for the Floating-Rate Notes as a liability under the caption “payable for floating rate notes issued” in the Funds’ Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the Floating-Rate Notes, are reflected as interest expense and fees on inverse floaters of the Funds and are included in the Statement of Operations. At November 30, 2007, the Fund’s investment was as follows:

	Floating Rate Notes	Range Of Interest
Portfolio	Outstanding	Rates

Global Bond	270,000	3.31% - 3.91%
Total Return	3,000,000	3.32% - 3.93%
Total Return	33,000	3.34% - 3.93%

The Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Fund management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rules 144A of the Securities Act of 1933.

Interest Expense Interest expense relates to the Fund’s liability with respect to Floating-Rate Notes held by third parties in conjunction with inverse floater securities transactions and/or short sale transactions by the Funds. Interest expense is recorded as incurred.

Dollar Rolls All Funds, with the exception of Absolute Return and the Lifecycle Portfolios, may enter into mortgage dollar rolls in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Short Sales Certain Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

Securities sold in short sale transactions and interest and dividend payable on such securities, if any, are reflected as a liability in the Statement of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense on the Statement of Operations.

Futures All Funds, with the exception of Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010, may purchase and sell financial futures contracts and options on those contracts. The Funds invest in contracts based on financial instruments, such as U.S. Treasury Bonds or Notes, or on securities indices, such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Funds.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at November 30, 2007:

					Unrealized
		Number of		Expiration	Appreciation
Fund	Open Contracts	Contracts	Position	Date	(Depreciation)

Absolute Return	S&P E Mini 500 Index Futures	4	Long	Dec 2007	$5,012

	Russell 2000 Mini Index Futures	1	Short	Dec 2007	537

	U.S. Treasury 10-Year Note Futures	1	Short	Mar 2008	(538)

					$5,011

All Cap Core	Russell 2000 Index Futures	9	Long	Dec 2007	($69,613)
	Russell 2000 Mini Index Futures	388	Long	Dec 2007	(743,685)
	S&P 500 Index Futures	58	Long	Dec 2007	72,093

					($741,205)

Global Bond	5-Year German Euro-BOBL Futures	148	Long	Dec 2007	$164,553
	10-Year German Euro-BUND Futures	264	Long	Dec 2007	359,670
	10-Year Japan Government Bond
	Futures	18	Long	Dec 2007	58,948
	10-Year Japan Government Bond
	Futures	10	Long	Mar 2008	14,579
	90-Day LIBOR Futures	108	Long	Mar 2008	(12,605)
	90-Day LIBOR Futures	110	Long	Jun 2008	90,460
	90-Day LIBOR Futures	43	Long	Sep 2008	66,303
	90-Day LIBOR Futures	234	Long	Dec 2008	312,857
	90-Day LIBOR Futures	198	Long	Mar 2009	325,654

	90-Day LIBOR Futures	151	Long	Jun 2009	236,711
	Euribor Futures	490	Long	Mar 2008	(197,328)
	Euribor Futures	60	Long	Jun 2008	(5,948)
	Eurodollar Futures	447	Long	Mar 2008	1,198,700
	Eurodollar Futures	430	Long	Jun 2008	1,118,000
	Eurodollar Futures	393	Long	Sep 2008	1,812,712
	Eurodollar Futures	394	Long	Dec 2008	78,800
	U.S. Treasury 10-Year Bond Futures	455	Long	Mar 2008	324,734
	U.S. Treasury 30-Year Bond Futures	137	Long	Mar 2008	26,758
	2-Year German Euro-SCHATZ
	Futures	708	Short	Dec 2007	(283,862)
	2-Year German Euro-SCHATZ
	Futures	370	Short	Mar 2008	80,255
	10-Year Canada Government Bond
	Futures	31	Short	Mar 2008	470
	U.K. Treasury 10-Year Bond Futures	24	Short	Mar 2008	(5,923)
	U.S. Treasury 2-Year Note Futures	328	Short	Dec 2007	(830,250)
	U.S. Treasury 5-Year Note Futures	2,511	Short	Mar 2008	(1,265,500)

					$3,668,748

Index 500	S&P 500 Index Futures	72	Long	Dec 2007	($160,930)

					($160,930)

International Equity
Index	All Share Index Futures	4	Long	Dec 2007	$8,589
	CAC 40 10 Euro Index Futures	9	Long	Dec 2007	16,329
	DAX Index Futures	2	Long	Dec 2007	25,542
	FTSE 100 Index Futures	14	Long	Dec 2007	51,704
	Hang Seng Index Futures	1	Long	Dec 2007	10,939
	IBEX 35 Index Futures	2	Long	Dec 2007	3,737
	MSCI Taiwan Index Futures	6	Long	Dec 2007	5,856
	OMX 30 Stock Index Futures	9	Long	Dec 2007	2,700
	S&P Canada 60 Index Futures	3	Long	Dec 2007	(4,262)
	Share Price Index 200 Futures	3	Long	Dec 2007	17,872
	Topix Index Futures	10	Long	Dec 2007	16,785

					$155,791

Investment Quality Bond	U.S. Treasury 5-Year Note Futures	70	Long	Mar 2008	($10,023)
	U.S. Treasury 10-Year Note Futures	81	Long	Mar 2008	(5,247)

					($15,270)

Mid Cap Index	S&P Mid Cap 400 Index Futures	112	Long	Dec 2007	($3,760)

					($3,760)

Real Return Bond	90-Day LIBOR Futures	346	Long	Mar 2008	($237,174)
	90-Day LIBOR Futures	448	Long	Jun 2008	269,503
	90-Day LIBOR Futures	192	Long	Sep 2008	134,867
	90-Day LIBOR Futures	53	Long	Dec 2008	47,671
	90-Day LIBOR Futures	18	Long	Mar 2009	16,415
	90-Day LIBOR Futures	32	Long	Jun 2009	28,278
	EURIBOR Futures	309	Long	Dec 2008	449,601
	EURIBOR Futures	40	Long	Mar 2009	79,657
	EURIBOR Futures	30	Long	Jun 2009	57,878
	Eurodollar Futures	333	Long	Dec 2007	15,288
	Eurodollar Futures	19	Long	Mar 2008	48,688
	Eurodollar Futures	468	Long	Jun 2008	1,142,400
	Eurodollar Futures	34	Long	Sep 2008	132,150
	Eurodollar Futures	713	Long	Dec 2008	1,576,488
	Eurodollar Futures	1,245	Long	Mar 2009	3,357,675
	Eurodollar Futures	731	Long	Jun 2009	1,712,750
	Eurodollar Futures	655	Long	Sep 2009	1,365,175

	10-Year German Government Bond
	Futures	128	Short	Dec 2007	(381,464)
	10-Year Japan Government Bond
	Futures	2	Short	Dec 2007	(14,579)
	EURIBOR Futures	39	Short	Sep 2008	(3,566)
	U.S. Treasury 5-Year Note Futures	1,350	Short	Mar 2008	309,838
	U.S. Treasury 10-Year Note Futures	701	Short	Mar 2008	(392,122)
	U.S. Treasury 30-Year Bond Futures	1,190	Short	Mar 2008	(101,344)

					$9,614,073

Small Cap Index	Russell 2000 Index Futures	55	Long	Dec 2007	$928,864

					$928,864

Spectrum Income	U.S. Treasury 5-Year Note Futures	46	Long	Mar 2008	($3,594)
	U.S. Treasury 10-Year Note Futures	27	Long	Mar 2008	422

	U.S. Treasury 2-Year Note Futures	3	Short	Mar 2008	(1,406)
	U.S. Treasury 10-Year Note Futures	16	Short	Mar 2008	(3,586)

					($8,164)

Strategic Bond	3-Month LIBOR Futures	77	Long	Mar 2008	$101,084
	10-Year German Euro-BUND Futures	466	Long	Dec 2007	1,035,623
	Canadian Dollar Futures	12	Long	Dec 2007	35,580
	Euro Currency Futures	1	Long	Dec 2007	9,057
	Eurodollar Futures	218	Long	Dec 2007	11,885
	Eurodollar Futures	302	Long	Mar 2008	284,327
	Eurodollar Futures	126	Long	Jun 2008	183,295
	Australian Dollar Futures	15	Short	Dec 2007	(76,200)
	British Pound Futures	16	Short	Dec 2007	(29,180)
	Japanese Yen Futures	3	Short	Dec 2007	(8,921)
	U.S. Treasury 5-Year Note Futures	20	Short	Dec 2007	(6,975)
	U.S. Treasury 5-Year Note Futures	38	Short	Mar 2008	(4,924)
	U.S. Treasury 10-Year Note Futures	659	Short	Dec 2007	(2,686,561)
	U.S. Treasury 10-Year Note Futures	743	Short	Mar 2008	(104,902)
	U.S. Treasury 30-Year Bond Futures	2	Short	Dec 2007	(10,385)
	U.S. Treasury 30-Year Bond Futures	56	Short	Mar 2008	1,283

					($1,265,914)

Total Return	3-Month Euro Yen Futures	237	Long	Dec 2007	$44,076
	90-Day LIBOR Futures	46	Long	Dec 2007	3,163
	90-Day LIBOR Futures	425	Long	Mar 2008	98,850
	90-Day LIBOR Futures	1,013	Long	Jun 2008	609,396
	90-Day LIBOR Futures	473	Long	Sep 2008	845,979
	90-Day LIBOR Futures	166	Long	Dec 2008	414,474
	90-Day LIBOR Futures	254	Long	Mar 2009	566,593
	90-Day LIBOR Futures	93	Long	Jun 2009	204,743
	Eurodollar Futures	2,638	Long	Jun 2008	6,534,963
	Eurodollar Futures	1,532	Long	Sep 2008	5,731,613
	Eurodollar Futures	3,205	Long	Dec 2008	10,717,487
	Eurodollar Futures	1,618	Long	Mar 2009	3,948,913
	Eurodollar Futures	119	Long	Jun 2009	254,362
	U.S. Treasury 30-Year Bond Futures	251	Long	Mar 2008	(150,992)
	U.S. Treasury 5-Year Note Futures	409	Short	Mar 2008	(134,203)
	U.S. Treasury 10-Year Note Futures	86	Short	Mar 2008	(5,375)

					$29,684,042

U.S. Government
Securities	Eurodollar Futures	403	Long	Mar 2008	$291,848
	U.S. Treasury 2-Year Note Futures	67	Long	Mar 2008	(6,757)
	U.S. Treasury 5-Year Note Futures	358	Long	Mar 2008	62,280
	U.S. Treasury 30-Year Bond Futures	2	Long	Mar 2008	(283)
	Eurodollar Futures	55	Short	Dec 2008	(86,900)
	U.S. Treasury 10-Year Note Futures	105	Short	Dec 2007	(30,976)
	U.S. Treasury 10-Year Note Futures	172	Short	Mar 2008	(486,744)

					($257,532)

U.S. Multi Sector	S&P 500 Index Futures	64	Long	Dec 2007	($762,735)
	S&P E Mini 500 Index Futures	487	Long	Dec 2007	628,359

					($134,376)

Swap Contracts All Portfolios of the Trust described in this Annual Report may enter into may enter into swap agreements. A swap is an exchange of cash payments between the portfolio and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Portfolios are recorded as an asset and/or liability on the Statements of Assets and Liabilities and are recorded as a realized gain or loss on the termination date. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument.

Certain portfolios hold interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The portfolios may enter into an interest rate swap in order to manage its exposure to interest and foreign exchange rate fluctuations.

Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Certain Portfolios may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a Portfolio assumes the market and credit risk of the underlying instrument, including liquidity and loss of value.

In a currency swap a Portfolio would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies.

The Funds had the following interest rate swap contracts open at November 30, 2007:

							Unrealized
		Notional		Payments Made	Payments	Termination	Appreciation
Fund	Counterparty	Amount	Currency	by Fund	Received by Fund	Date	(Depreciation)

Global
Bond
	Bank of America N.A.	207,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	2,775,689
	Bank of America N.A.	30,800,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	1,148,303
	Barclays Capital PLC	30,900,000	EUR	6 Month EURIBOR	Fixed 4.00%	Sep 2009	(325,970)
	Barclays Capital PLC	18,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2010	(198,053)
	Barclays Capital PLC	1,000,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(22,432)
	Barclays Capital PLC	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(82,182)
	Barclays Capital PLC	12,700,000	GBP	Fixed 4.50%	6 Month LIBOR	Sep 2017	137,028
	Barclays Capital PLC	14,000,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	1,347,852
	Barclays Capital PLC	10,910,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(7,079)
	Barclays Capital PLC	1,130,000,000	JPY	Fixed 2.50%	6 Month LIBOR	Dec 2027	(435,754)
	Barclays Capital PLC	23,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(737,143)
	Citibank N.A.	2,000,000	CAD	Fixed 5.00%	3 Month CBK	Jun 2015	(58,094)
	Citibank N.A.	2,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(54,187)
	Citibank N.A.	2,200,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(66,963)
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	5,500,000	MXN	Banxico	Fixed 8.72%	Sep 2016	11,568
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	13,500,000	MXN	Banxico	Fixed 8.90%	Sep 2016	42,502
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	9,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	25,159
				28-day Mexico
				Interbank TIIE
	Citibank N.A.	34,800,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(38,110)
	Citibank N.A.	51,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	1,901,413
	Citibank N.A.	900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2037	(7,552)
	Credit Suisse			6 Month BBR-
	International	10,300,000	AUD	BBSW	Fixed 7.25%	Jun 2013	(1,924)
	Credit Suisse
	International	23,500,000	EUR	6 Month EURIBOR	Fixed 5.00%	Sep 2012	856,059
	Credit Suisse
	International	1,000,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	122,125

Credit Suisse
International	11,800,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	439,935
			6 Month BBR-
Deutsche Bank AG	68,100,000	AUD	BBSW	Fixed 7.00%	Jun 2010	(507,021)
				6 Month BBR-
Deutsche Bank AG	16,200,000	AUD	Fixed 6.50%	BBSW	Jun 2017	367,289
				6 Month BBR-
Deutsche Bank AG	5,600,000	AUD	Fixed 6.75%	BBSW	Dec 2017	56,238
Deutsche Bank AG	14,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	304,837
Deutsche Bank AG	18,300,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	765,441
Deutsche Bank AG	20,400,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2038	(690,601)
Deutsche Bank AG	14,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(251,512)
Deutsche Bank AG	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(148,049)
Deutsche Bank AG	3,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(67,733)
Deutsche Bank AG	3,800,000	GBP	6 Month LIBOR	Fixed 5.50%	Mar 2013	92,822
Deutsche Bank AG	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(33,481)
Deutsche Bank AG	1,400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	134,785
Deutsche Bank AG	2,300,000	GBP	Fixed 4.10%	6 Month LIBOR	Jun 2036	525,256
Deutsche Bank AG	6,660,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(48,538)
Deutsche Bank AG	20,830,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(13,516)
Deutsche Bank AG	1,540,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	167,688
Deutsche Bank AG	450,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	32,106
Deutsche Bank AG	140,000,000	JPY	Fixed 2.50%	6 Month LIBOR	Jun 2036	(21,498)
Deutsche Bank AG	5,500,000	USD	CMS	Floating 0.288%	Dec 2007	223,197
Deutsche Bank AG	111,200,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	1,485,353
Deutsche Bank AG	46,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	1,741,097
Deutsche Bank AG	20,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	(743,968)
Deutsche Bank AG	8,300,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(258,156)
			6 Month BBR-
HSBC Bank USA	18,200,000	AUD	BBSW	Fixed 6.00%	Jun 2012	(830,862)
				6 Month BBR-
HSBC Bank USA	10,500,000	AUD	Fixed 6.00%	BBSW	Jun 2017	599,207
HSBC Bank USA	13,400,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	560,487
HSBC Bank USA	600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(18,263)
HSBC Bank USA	1,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	105,903
JP Morgan Chase Bank	27,600,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	576,267
JP Morgan Chase Bank	2,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(82,062)
			28-day Mexico
			Interbank TIIE
JP Morgan Chase Bank	2,000,000	MXN	Banxico	Fixed 8.84%	Sep 2016	5,591
Lehman Brothers
Special Financing, Inc.	57,300,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	299,707
Lehman Brothers
Special Financing, Inc.	19,800,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2014	828,182
Lehman Brothers
Special Financing, Inc.	5,300,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	647,261
Lehman Brothers
Special Financing, Inc.	2,400,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(74,647)
Merrill Lynch Capital
Services, Inc.	25,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	542,346
Merrill Lynch Capital
Services, Inc.	75,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	2,818,565
Merrill Lynch Capital
Services, Inc.	9,400,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(210,489)
			28-day Mexico
Merrill Lynch Capital			Interbank TIIE
Services, Inc.	11,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	23,196
Morgan Stanley Capital			6 Month BBR-
Services, Inc.	45,100,000	AUD	BBSW	Fixed 7.00%	Jun 2010	(335,780)
Morgan Stanley Capital				6 Month BBR-
Services, Inc.	8,300,000	AUD	Fixed 6.50%	BBSW	Jun 2017	186,811
Morgan Stanley Capital
Services, Inc.	123,900,000	EUR	6 Month EURIBOR	Fixed 4.00%	Sep 2009	(1,307,045)

	Morgan Stanley Capital
	Services, Inc.	11,100,000	EUR	6 Month EURIBOR	Fixed 4.50%	Mar 2010	58,058
	Morgan Stanley Capital
	Services, Inc.	1,500,000	EUR	Fixed 4.00%	6 Month EURIBOR	Dec 2011	31,319
	Morgan Stanley Capital
	Services, Inc.	2,000,000	EUR	Fixed 4.00%	6 Month EURIBOR	Jun 2017	130,608
	Morgan Stanley Capital
	Services, Inc.	13,700,000	EUR	6 Month EURIBOR	Fixed 6.00%	Jun 2034	1,673,108
	Morgan Stanley Capital
	Services, Inc.	22,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(495,741)
	Morgan Stanley Capital
	Services, Inc.	14,900,000	GBP	6 Month LIBOR	Fixed 5.50%	Mar 2013	363,959
	Morgan Stanley Capital
	Services, Inc.	13,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2013	(261,257)
	Morgan Stanley Capital
	Services, Inc.	10,700,000	GBP	6 Month LIBOR	Fixed 5.00%	Mar 2018	(188,654)
	Morgan Stanley Capital
	Services, Inc.	700,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	67,338
	Morgan Stanley Capital
	Services, Inc.	2,700,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Sep 2008	(19,677)
	Morgan Stanley Capital
	Services, Inc.	2,130,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(1,382)
	Morgan Stanley Capital
	Services, Inc.	5,900,000,000	JPY	Fixed 1.50%	6 Month LIBOR	Dec 2010	(640,348)
	Morgan Stanley Capital
	Services, Inc.	1,800,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	195,999
	Morgan Stanley Capital
	Services, Inc.	2,290,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2013	(780,958)
	Morgan Stanley Capital
	Services, Inc.	1,300,000,000	JPY	Fixed 1.98%	6 Month LIBOR	Sep 2016	(366,742)
	Morgan Stanley Capital
	Services, Inc.	13,800,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(429,223)
	The Royal Bank of
	Scotland PLC	6,500,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2015	(197,844)
	The Royal Bank of
	Scotland PLC	15,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2012	592,793
	The Royal Bank of
	Scotland PLC	10,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	(403,446)
	The Royal Bank of
	Scotland PLC	48,800,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(1,517,831)
	The Royal Bank of
	Scotland PLC	5,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2037	(47,832)
	UBS AG	2,780,000,000	JPY	6 Month LIBOR	Fixed 1.50%	Jun 2012	302,709
	UBS AG	460,000,000	JPY	6 Month LIBOR	Fixed 3.00%	Jun 2027	32,820

							$12,316,377
Real
Return
Bond
	Bank of America N.A.	36,400,000	CAD	3 Month CBK	Fixed 5.00%	Jun 2012	471,389
	Bank of America N.A.	26,100,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	(561,316)
	Barclays Capital PLC	900,000	EUR	FRCPXTOB	Fixed 1.9475%	Mar 2012	(33,542)
	Barclays Capital PLC	4,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	404,356
	Barclays Capital PLC	12,900,000	AUD	6 Month BBSW	Fixed 7.00%	Dec 2009	(50,536)
	Barclays Capital PLC	1,600,000	AUD	Fixed 6.75%	6 Month BBSW	Dec 2017	15,951
	Barclays Capital PLC	14,060,408	BRL	CDI	Fixed 10.68%	Jan 2012	(519,735)
	Barclays Capital PLC	200,000	EUR	FRCPXTOB	Fixed 1.96%	Apr 2012	(3,151)
	Barclays Capital PLC	700,000	EUR	FRCPXTOB	Fixed 1.98%	Apr 2012	(11,309)
	Barclays Capital PLC	5,500,000	EUR	FRCPXTOB	Fixed 2.1375%	Jan 2016	(13,629)
	Barclays Capital PLC	100,000	EUR	Fixed 5.00%	6 Month EURIBOR	Mar 2018	(4,515)
	Barclays Capital PLC	11,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(204,678)
	Barclays Capital PLC	4,500,000	GBP	Fixed 5.00%	6 Month LIBOR	Mar 2018	79,340
	Barclays Capital PLC	1,430,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(408,483)
				28-day Mexico
				Interbank TIIE
	Barclays Capital PLC	8,600,000	MXN	Banxico	Fixed 8.33%	Feb 2017	(1,665)

Barclays Capital PLC	10,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	(388,640)
Barclays Capital PLC	1,900,000	EUR	FRCPXTOB	Fixed 2.07%	Sep 2012	(17,966)
Barclays Capital PLC	19,000,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	405,692
Barclays Capital PLC	7,600,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2010	183,108
			28-day Mexico
			Interbank TIIE
Barclays Capital PLC	10,000,000	MXN	Banxico	Fixed 8.72%	Sep 2016	21,235
BNP Paribas	2,200,000	EUR	FRCPXTOB	Fixed 2.04%	Feb 2011	12,181
BNP Paribas	3,600,000	EUR	FRCPXTOB	Fixed 1.9875%	Dec 2011	(29,063)
BNP Paribas	1,400,000	EUR	FRCPXTOB	Fixed 1.9825%	Mar 2012	(15,165)
Citibank N.A.	3,500,000	AUD	6 Month BBSW	Fixed 6.50%	Jan 2010	(55,990)
			28-day Mexico
			Interbank TIIE
Citibank N.A.	98,200,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(107,541)
Citibank N.A.	2,000,000	EUR	FRCPXTOB	Fixed 2.11%	Nov 2012	(11,648)
Credit Suisse
International	2,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	211,634
Deutsche Bank AG	13,800,000	AUD	6 Month BBSW	Fixed 6.50%	Jan 2010	(214,053)
Deutsche Bank AG	50,000,000	AUD	6 Month BBSW	Fixed 7.00%	Jun 2010	(372,262)
Deutsche Bank AG	220,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(62,844)
Deutsche Bank AG	1,300,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	10,909
Deutsche Bank AG	7,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	(279,620)
Deutsche Bank AG	3,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2014	(114,741)
Deutsche Bank AG	6,700,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2021	(145,393)
Deutsche Bank AG	7,100,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2026	(85,030)
Deutsche Bank AG	12,900,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2010	345,721
Goldman Sachs Capital
Markets, L.P.	1,300,000	EUR	FRCPXTOB	Fixed 1.97625%	Dec 2011	(11,958)
Goldman Sachs Capital
Markets, L.P.	10,800,000	EUR	FRCPXTOB	Fixed 1.995%	Mar 2012	(103,204)
Goldman Sachs Capital
Markets, L.P.	500,000	EUR	FRCPXTOB	Fixed 1.96%	Mar 2012	(6,719)
Goldman Sachs Capital
Markets, L.P.	3,200,000	GBP	Fixed 5.00%	6 Month LIBOR	Sep 2015	97,400
Goldman Sachs Capital
Markets, L.P.	230,000,000	JPY	Fixed 2.00%	6 Month LIBOR	Dec 2016	(65,700)
			28-day Mexico
Goldman Sachs Capital			Interbank TIIE
Markets, L.P.	31,600,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(34,606)
Goldman Sachs Capital
Markets, L.P.	2,400,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	51,245
HSBC Bank USA	5,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(125,398)
HSBC Bank USA	1,500,000	GBP	Fixed 4.25%	6 Month LIBOR	Jun 2036	272,395
JP Morgan Chase Bank	2,300,000	AUD	6 Month BBSW	Fixed 6.50%	Jan 2010	(34,567)
JP Morgan Chase Bank	2,700,000	EUR	FRCPXTOB	Fixed 2.0275%	Oct 2011	7,156
JP Morgan Chase Bank	2,800,000	EUR	FRCPXTOB	Fixed 1.9725%	Dec 2011	(26,349)
JP Morgan Chase Bank	1,500,000	EUR	FRCPXTOB	Fixed 2.3525%	Oct 2016	(1,341)
			28-day Mexico
Merrill Lynch Capital			Interbank TIIE
Services, Inc.	50,200,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(54,975)
Morgan Stanley Capital
Services, Inc.	13,600,000	AUD	6 Month BBSW	Fixed 7.00%	Dec 2009	(53,278)
Morgan Stanley Capital
Services, Inc.	1,700,000	AUD	Fixed 6.75%	6 Month BBSW	Dec 2017	16,948
Morgan Stanley Capital
Services, Inc.	8,560,907	BRL	CDI	Fixed 10.115%	Jan 2012	(432,811)
Morgan Stanley Capital
Services, Inc.	2,700,000,000	JPY	6 Month LIBOR	Fixed 1.00%	Mar 2009	(1,752)
			28-day Mexico
Morgan Stanley Capital			Interbank TIIE
Services, Inc.	20,000,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(21,902)
Morgan Stanley Capital
Services, Inc.	2,300,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	19,301

The Royal Bank of
Canada	1,400,000	AUD	6 Month BBSW	Fixed 6.50%	Jan 2010	(22,396)
The Royal Bank of
Scotland PLC	200,000	CAD	Fixed 5.50%	3 Month CBK	Jun 2017	(4,301)
The Royal Bank of
Scotland PLC	300,000	EUR	UKRPI	Fixed 1.95%	Mar 2012	(4,258)
The Royal Bank of
Scotland PLC	1,000,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(14,761)
The Royal Bank of
Scotland PLC	6,600,000	GBP	6 Month LIBOR	Fixed 5.00%	Sep 2010	(147,790)
The Royal Bank of
Scotland PLC	29,700,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	634,160
The Royal Bank of
Scotland PLC	9,900,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	(369,098)
The Royal Bank of
Scotland PLC	9,500,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(295,479)
The Royal Bank of
Scotland PLC	1,100,000	GBP	UKRPI	Fixed 3.44%	Sep 2027	(18,940)
UBS AG	15,172,622	BRL	CDI	0.1058	Jan 2012	(590,818)
UBS AG	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	17,838
UBS AG	1,600,000	EUR	FRCPXTOB	Fixed 2.35%	Oct 2016	50
UBS AG	1,600,000	EUR	Fixed 2.275%	CPTFEMU	Oct 2016	13,860
UBS AG	126,000,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2009	1,683,045
UBS AG	2,600,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2017	(80,868)

						$(1,260,871)
Spectrum Income II
JP Morgan Chase Bank	232,000,000	KRW	3M KW	Fixed 5.06%	Jun 2012	(1,529)
State Street Bank and
Trust	593,000,000	KRW	3M KW	Fixed 5.20%	Jun 2012	(255)
State Street Bank and
Trust	592,000,000	KRW	3M KW	Fixed 5.18%	Jun 2012	(770)
State Street Bank and
Trust	810,000,000	KRW	3M KW	Fixed 5.29%	Jun 2012	2,899

						$345

Total
Return
Bank of America N.A.	4,800,000	USD	3 Month LIBOR	Fixed 5.00%	Jun 2010	115,647
Bank of America N.A.	1,600,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2017	49,765
Barclays Capital PLC	5,265,948	BRL	CDI	Fixed 11.36%	Jan 2010	(56,874)
Barclays Capital PLC	500,000	EUR	FRCPXTOB	1.96% Fixed	Apr 2012	(7,878)
Barclays Capital PLC	9,700,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	46,156
Barclays Capital PLC	5,400,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	60,341
Barclays Capital PLC	5,800,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(100,605)
Barclays Capital PLC	1,200,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	311,199
Barclays Capital PLC	200,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2017	48,378
			28-day Mexico
			Interbank TIIE
Citibank N.A.	4,700,000	MXN	Banxico	Fixed 8.17%	Nov 2016	(5,147)
Credit Suisse
International	1,100,000	GBP	6 Month LIBOR	Fixed 5.00%	Jun 2009	(19,037)
Deutsche Bank AG	5,000,000	AUD	6 Month BBSW	Fixed 7.00%	Mar 2013	(51,400)
Deutsche Bank AG	6,900,000	AUD	Fixed 6.50%	6 Month BBSW	Mar 2018	(13,890)
Deutsche Bank AG	10,600,000	EUR	6 Month EURIBOR	Fixed 5.00%	Dec 2009	175,532
Deutsche Bank AG	5,800,000	GBP	6 Month LIBOR	Fixed 6.00%	Dec 2008	27,599
Deutsche Bank AG	4,300,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	1,115,130
Deutsche Bank AG	400,000,000	JPY	6 Month LIBOR	Fixed 2.00%	Dec 2017	96,755
Deutsche Bank AG	43,800,000	USD	3 Month LIBOR	Fixed 4.00%	Jun 2010	239,174
HSBC Bank USA	2,100,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	544,598
Merrill Lynch Capital
Services, Inc.	1,781,375	BRL	CDI	Fixed 12.948%	Jan 2010	15,718

Merrill Lynch Capital
Services, Inc.	4,860,598	BRL	CDI	Fixed 11.43%	Jan 2010	(48,118)
Merrill Lynch Capital
Services, Inc.	4,845,643	BRL	CDI	Fixed 11.98%	Jan 2012	(41,207)
Merrill Lynch Capital
Services, Inc.	400,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2035	38,510
Morgan Stanley Capital
Services, Inc.	4,350,831	BRL	CDI	Fixed 12.78%	Jan 2010	26,629
Morgan Stanley Capital
Services, Inc.	2,900,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2037	24,336
The Royal Bank of
Scotland PLC	2,000,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(28,388)
The Royal Bank of
Scotland PLC	3,400,000	EUR	FRCPXTOB	Fixed 1.95%	Mar 2012	(50,188)
The Royal Bank of
Scotland PLC	5,100,000	GBP	6 Month LIBOR	Fixed 6.00%	Mar 2009	56,989
The Royal Bank of
Scotland PLC	3,300,000	GBP	Fixed 4.00%	6 Month LIBOR	Dec 2036	855,797
The Royal Bank of
Scotland PLC	15,500,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2009	330,959
The Royal Bank of
Scotland PLC	18,000,000	USD	Fixed 5.00%	3 Month LIBOR	Dec 2012	(671,087)
The Royal Bank of
Scotland PLC	12,200,000	USD	3 Month LIBOR	Fixed 5.00%	Dec 2017	379,458
UBS AG	47,700,000	AUD	3 Month BBSW	Fixed 7.00%	Sep 2009	(173,381)
UBS AG	7,289,508	BRL	CDI	Fixed 10.575%	Jan 2012	(283,799)

						$3,007,671

BBR — Bank Bill Rate
BBSW — Bank Bill Swap Rate
CBK — Canada Bankers Acceptance
CDI — Brazil Interbank Deposit Rate
CMS — Constant Maturity Swap
FRCPXTOB — French CPI Ex Tobacco Daily Reference Index
CPTFEMU — Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index
TIIE — Tasa de Interes Interbancario de Equilibrio
UKRPI - United Kingdom Retail Price Index

Currency symbols are defined as
follows:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
EUR European Currency
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD U.S. Dollar

The Funds had the following cross-currency swap contracts open at November 30, 2007:

					NOTIONAL	NOTIONAL
					AMOUNT OF	AMOUNT OF	UNREALIZED
				EXPIRATION	CURRENCY	CURRENCY	APPRECIATION
FUND	COUNTERPARTY	Receive	Pay *	DATE	RECEIVED	DELIVERED	(DEPRECIATION)

Floating rate
		Floating rate equal	equal to 3 Month
		to 3 Month JPY-	USD-LIBOR
		LIBOR based on	based on the
	UBS AG (Union	the notional	notional amount
Global	Bank of	amount of currency	of the currency			JPY
Bond	Switzerland)	delivered	received	Sep 2009	$279,000,000	39,922,000,000	$15,237,888

* At the expiration date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

	The Funds had the following credit default swap contracts open at November 30, 2007:

							Unrealized
			Notional	Buy/Sell	(Pay)/Received	Termination	Appreciation
Fund	Counterparty	Issuer	Amount	Protection †	Fixed Rate	Date	(Depreciation)

Global
Bond
	Bank of America N.A.	Autozone, Inc.	1,000,000	Buy	(0.600)%	Jun 2017	6,847
	Bank of America N.A.	CDX.NA.IG.7	5,600,000	Buy	(0.650)%	Dec 2016	132,579
	Bank of America N.A.	CDX.NA.IG.8	7,200,000	Buy	(0.600)%	Jun 2017	163,606
	Bank of America N.A.	Consumers Energy Company	900,000	Buy	(0.090)%	Mar 2012	41,391
		Diamond Offshore Drilling,
	Bank of America N.A.	Inc.	1,300,000	Buy	(0.482)%	Jun 2017	(5,091)
		Ford Motor Credit Company
	Bank of America N.A.	LLC	1,000,000	Sell	3.950%	Dec 2012	(55,151)
	Bank of America N.A.	GlobalSantafe Corporation	1,100,000	Buy	(0.455)%	Jun 2012	(11,175)
	Bank of America N.A.	GlobalSantafe Corporation	300,000	Buy	(0.462)%	Jun 2012	(3,136)
	Bank of America N.A.	Loews Corporation	300,000	Buy	(0.120)%	Jun 2012	1,754
	Bank of America N.A.	Mckesson Corporation	600,000	Buy	(0.380)%	Mar 2017	(1,149)
	Bank of America N.A.	Nabors Industries, Inc.	500,000	Buy	(0.452)%	Jun 2012	345
	Bank of America N.A.	Nabors Industries, Inc.	300,000	Buy	(0.459)%	Jun 2012	120
	Bank of America N.A.	Noble Corporation	300,000	Buy	(0.542)%	Jun 2012	(1,051)
	Bank of America N.A.	Transocean	500,000	Buy	(0.539)%	Jun 2017	4,523
		American Electric Power
	Barclays Capital PLC	Compay, Inc.	500,000	Buy	(0.100)%	Jun 2012	5,273
	Barclays Capital PLC	CDX.NA.IG.8	22,100,000	Buy	(0.600)%	Jun 2017	502,181
		Diamond Offshore Drilling,
	Barclays Capital PLC	Inc.	300,000	Buy	(0.470)%	Jun 2017	(897)
	Barclays Capital PLC	Dow Jones iTraxx Eurpo HI4	1,200,000	Buy	(0.850)%	Dec 2016	5,552
		iTraxx Europe Sub Financials
	Barclays Capital PLC	Series 8 Version 1	12,200,000	Buy	(0.700)%	Dec 2012	23,633
	Barclays Capital PLC	Noble Corporation	200,000	Buy	(0.530)%	Jun 2012	(601)
	Barclays Capital PLC	Southwest Airlines Company	500,000	Buy	(0.640)%	Mar 2017	2,783
	Barclays Capital PLC	Wyeth	800,000	Buy	(0.100)%	Jun 2012	2,750
	Barclays Capital PLC	XL Capital LTD	700,000	Buy	(0.310)%	Mar 2012	23,030
	Bear Stearns
	International, LTD.	CDX.NA.IG.8	3,200,000	Buy	(0.600)%	Jun 2017	72,713
	Bear Stearns
	International, LTD.	CNA Financial Corporation	500,000	Buy	(0.440)%	Sep 2011	4,546
	Bear Stearns	Diamond Offshore Drilling,
	International, LTD.	Inc.	300,000	Buy	(0.230)%	Jun 2012	346
	Bear Stearns	H.J. Heinz Finance
	International, LTD.	Corporation	600,000	Buy	(0.370)%	Mar 2012	(1,658)
	Bear Stearns
	International, LTD.	Loews Corporation	200,000	Buy	(0.330)%	Mar 2016	1,121
	Bear Stearns	Nisource Finance
	International, LTD.	Corporation	200,000	Buy	(0.620)%	Sep 2014	2,213
	Bear Stearns
	International, LTD.	Sprint Nextel Corporation	1,000,000	Buy	(1.065)%	Dec 2016	35,333
	Bear Stearns
	International, LTD.	Weyerhaeuser Company	2,000,000	Buy	(0.550)%	Jun 2012	28,551
	BNP Paribas	Dow Jones iTraxx Eurpo HI4	1,500,000	Buy	(0.850)%	Dec 2016	6,941
	Citibank N.A.	Autozone, Inc.	500,000	Buy	(0.680)%	Dec 2012	(2,963)
	Citibank N.A.	CDX.NA.HY.8	800,000	Sell	3.297%	Jun 2012	29,409
	Citibank N.A.	CDX.NA.HY.8	7,500,000	Sell	2.170%	Jun 2012	(69,602)
	Citibank N.A.	HSBC Finance Corporation	1,700,000	Buy	(0.430)%	Mar 2014	32,163
	Citibank N.A.	Newell Rubbermaid, Inc.	600,000	Buy	(0.130)%	Jun 2010	1,228
	Citibank N.A.	Sara Lee Corporation	500,000	Buy	(0.330)%	Sep 2011	(393)
	Credit Suisse
	International	Johnson Controls, Inc.	600,000	Buy	(0.240)%	Mar 2011	(781)
	Credit Suisse
	International	Masco Corporation	700,000	Buy	(0.907)%	Dec 2016	13,985

Credit Suisse
International	Noble Corp.	200,000	Buy	(0.530)%	Jun 2012	(601)
Credit Suisse
International	Sealed Air Corporation	700,000	Buy	(0.500)%	Sep 2013	13,098
Deutsche Bank AG	Ace Limited	300,000	Buy	(0.390)%	Jun 2014	2,233
Deutsche Bank AG	Bear Stearns Co.	1,000,000	Sell	0.160%	Jun 2008	(11,442)
Deutsche Bank AG	CDX.NA.IG.8	9,400,000	Buy	(0.600)%	Jun 2017	213,597
Deutsche Bank AG	J.C. Penney Company, Inc.	800,000	Buy	(0.270)%	Mar 2010	13,471
Deutsche Bank AG	Merrill Lynch & Co., Inc.	700,000	Sell	0.140%	Jun 2008	(5,588)
Deutsche Bank AG	Nabors Industries, Inc.	200,000	Buy	(0.470)%	Jun 2012	(11)
	Nationwide Health Properties,
Deutsche Bank AG	Inc.	600,000	Buy	(0.620)%	Sep 2011	7,115
	Tate & Lyle Public Limited
Deutsche Bank AG	Company	300,000	Buy	(0.510)%	Dec 2014	4,499
HSBC Bank USA	Dow Jones iTraxx Eurpo HI4	500,000	Buy	(0.850)%	Dec 2016	2,313
HSBC Bank USA	Russian Federation	1,800,000	Sell	0.240%	Feb 2008	(1,456)
JP Morgan Chase
Bank	CNA Financial Corporation	600,000	Buy	(0.440)%	Sep 2011	5,456
JP Morgan Chase
Bank	Dow Jones iTraxx Eurpo HI4	300,000	Buy	(0.850)%	Dec 2016	1,388
JP Morgan Chase
Bank	Federative Republic of Brazil	2,700,000	Sell	1.350%	Aug 2011	52,910
JP Morgan Chase
Bank	Sabre Holdings Corporation	700,000	Buy	(0.930)%	Sep 2011	69,736
Lehman Brothers
Special Financing,
Inc.	Alcan, Inc.	700,000	Buy	(0.140)%	Mar 2011	701
Lehman Brothers
Special Financing,
Inc.	Bellsouth Corporation	600,000	Buy	(0.330)%	Sep 2014	(566)
Lehman Brothers
Special Financing,
Inc.	CDX.NA.HY.8	1,400,000	Sell	3.920%	Jun 2012	87,098
Lehman Brothers
Special Financing,
Inc.	CVS Corporation	700,000	Buy	(0.210)%	Sep 2011	2,375
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	2,000,000	Sell	1.370%	Aug 2011	40,905
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	5,000,000	Sell	1.280%	Aug 2011	86,851
Lehman Brothers
Special Financing,
Inc.	Federative Republic of Brazil	3,100,000	Sell	1.350%	Aug 2011	61,279
Lehman Brothers
Special Financing,
Inc.	Ford Motor Credit Company	700,000	Buy	(2.310)%	Jun 2010	44,613
Lehman Brothers
Special Financing,	Ford Motor Credit Company
Inc.	LLC	2,000,000	Sell	3.650%	Dec 2012	(129,822)
Lehman Brothers
Special Financing,
Inc.	GMAC LLC	1,400,000	Sell	4.900%	Sep 2012	(55,612)
Lehman Brothers
Special Financing,
Inc.	Meadwestvaco Corporation	600,000	Buy	(1.019)%	Jun 2017	848
Merrill Lynch
International	Boston Scientific Corporation	700,000	Buy	(0.510)%	Jun 2011	23,809
Merrill Lynch
International	CDX.NA.HY.8	1,900,000	Sell	3.884%	Jun 2012	115,410
Merrill Lynch
International	CDX.NA.IG.8	109,400,000	Buy	(0.350)%	Jun 2012	2,149,240
Merrill Lynch
International	Federative Republic of Brazil	4,000,000	Sell	1.340%	Aug 2011	77,700
Merrill Lynch
International	GMAC LLC	1,700,000	Buy	(1.290)%	Jun 2011	219,329
Merrill Lynch
International	Xerox Corp.	800,000	Buy	(0.130)%	Jan 2009	(233)

	Morgan Stanley
	Capital Services, Inc.	Federative Republic of Brazil	4,100,000	Sell	1.380%	Aug 2011	85,258
	Morgan Stanley
	Capital Services, Inc.	Lockheed Martin Corporation	700,000	Buy	(0.089)%	Jun 2012	2,728
	Morgan Stanley
	Capital Services, Inc.	Motorola, Inc.	700,000	Buy	(0.725)%	Dec 2012	5,218
	Royal Bank of
	Canada	Daimlerchrysler AG	600,000	Buy	(0.350)%	Jun 2009	476
	Royal Bank of	JP Morgan Chase &
	Canada	Company	600,000	Buy	(0.310)%	Mar 2016	17,851
	The Royal Bank of
	Scotland PLC	DaimlerChrysler AG	300,000	Buy	(0.620)%	Sep 2011	(1,639)
	The Royal Bank of
	Scotland PLC	Glitnir Banki HF	600,000	Buy	(0.290)%	Mar 2012	30,169
	The Royal Bank of
	Scotland PLC	Glitnir Banki HF	700,000	Buy	(0.290)%	Mar 2012	35,198
	The Royal Bank of
	Scotland PLC	Morgan Stanley	600,000	Buy	(0.320)%	Dec 2016	23,536
		American International
	UBS AG	Group, Inc.	1,500,000	Sell	0.070%	Jun 2008	(5,207)
	UBS AG	BAE Systems PLC	700,000	Buy	(0.140)%	Dec 2011	8,256
		Capital One Financial
	UBS AG	Corporation	600,000	Buy	(0.350)%	Sep 2011	36,186
	UBS AG	Goldman Sachs Group, Inc.	1,300,000	Buy	(0.310)%	Jun 2016	30,571
	UBS AG	Meadwestvaco Corporation	1,300,000	Buy	(1.060)%	Jun 2017	(2,146)
	Wachovia Bank N.A.	Global Santafe Corporation	200,000	Buy	(0.530)%	Jun 2012	(2,659)
	Wachovia Bank N.A.	GlobalSantafe Corporation	400,000	Buy	(0.520)%	Jun 2012	(5,151)

							$4,340,556.00
Real
Return
Bond
	Bank of America N.A.	CDX.NA.HY.8	2,500,000	Buy	(2.750)%	Jun 2012	125,518
	Bank of America N.A.	CDX.NA.HY.8	2,200,000	Buy	(0.350)%	Jun 2012	43,221
	Bank of America N.A.	GMAC, LLC	600,000	Sell	7.000%	Sep 2012	10,671
	Bank of America N.A.	Merrill Lynch & Co., Inc.	1,100,000	Buy	(0.950)%	Dec 2012	16,829
	Bank of America N.A.	Russian Federation	1,000,000	Sell	0.330%	Dec 2008	(3,880)
	Barclays Capital PLC	Goldman Sachs Group, Inc.	600,000	Sell	0.770%	Sep 2012	1,193
	Barclays Capital PLC	CDX.NA.HY.8	3,200,000	Buy	(2.750)%	Jun 2012	160,662
		Ford Motor Credit Company
	Barclays Capital PLC	LLC	500,000	Sell	3.800%	Sep 2012	(28,677)
	Barclays Capital PLC	GMAC, LLC	200,000	Sell	3.050%	Sep 2012	(18,077)
	Barclays Capital PLC	Panama	2,100,000	Sell	0.300%	Dec 2008	(4,575)
	Barclays Capital PLC	Peru	1,100,000	Sell	0.350%	Dec 2008	(1,939)
	Barclays Capital PLC	Ukraine	1,100,000	Sell	0.780%	Dec 2008	(5,884)
	Bear Stearns	Capital One Financial	1,000,000	Buy	(1.210)%	Sep 2012	44,806
	Bear Stearns	CDX.NA.HY.8	2,400,000	Buy	(2.750)%	Jun 2012	120,497
	Bear Stearns	CDX.NA.HY.8	1,500,000	Buy	(3.750)%	Dec 2012	65,418
	BNP Paribas	Goldman Sachs	800,000	Buy	(0.390)%	Dec 2012	11,835
	BNP Paribas	Lehman Brothers	300,000	Sell	1.200%	Sep 2012	(883)
	BNP Paribas	Lehman Brothers	300,000	Sell	1.120%	Sep 2012	(1,889)
	Citibank N.A.	Bear Stearns Company, Inc.	1,100,000	Sell	0.720%	Sep 2012	(45,723)
	Citibank N.A.	CDX.NA.HY.8	1,690,000	Buy	(2.750)%	Jun 2012	84,850
	Citibank N.A.	Goldman Sachs	600,000	Buy	(0.400)%	Dec 2012	8,607
	Credit Suisse
	International	Chesapeake Energy	300,000	Sell	1.550%	Sep 2012	(1,482)
	Credit Suisse
	International	Chesapeake Energy	200,000	Sell	1.040%	Jun 2012	(4,755)
	Credit Suisse
	International	Chesapeake Energy	200,000	Sell	1.010%	Jun 2012	(4,995)
	Credit Suisse
	International	Chesapeake Energy	200,000	Sell	0.970%	Jun 2012	(5,316)

Credit Suisse
International	Chesapeake Energy	1,000,000	Sell	1.010%	Jun 2012	(24,977)
Deutsche Bank AG	CDX.NA.HY.8	3,500,000	Buy	(2.750)%	Jun 2012	175,725
Deutsche Bank AG	GMAC, LLC	200,000	Buy	(4.250)%	Sep 2008	5,020
Deutsche Bank AG	Indonesia	2,200,000	Sell	0.510%	Dec 2008	(6,248)
Deutsche Bank AG	Ukraine	1,000,000	Sell	0.790%	Dec 2008	(5,246)
Goldman Sachs	Autozone, Inc.	900,000	Buy	(0.380)%	Dec 2012	6,942
Goldman Sachs	GMAC, LLC	4,800,000	Buy	(5.050)%	Sep 2008	92,063
Goldman Sachs	GMAC, LLC	4,800,000	Sell	5.350%	Sep 2012	(131,519)
Goldman Sachs	GMAC, LLC	900,000	Sell	3.050%	Sep 2012	(81,346)
Goldman Sachs	Kohl's Corporation	900,000	Buy	(0.590)%	Dec 2012	12,170
Goldman Sachs	Nordstrom, Inc.	900,000	Buy	(0.360)%	Dec 2012	9,786
Goldman Sachs	Russian Federation	1,100,000	Sell	0.330%	Dec 2008	(4,210)
Goldman Sachs	The TJX Companies, Inc.	900,000	Buy	(0.380)%	Dec 2012	4,904
HSBC Bank USA	Russian Federation	1,000,000	Sell	0.240%	Feb 2007	(809)
Lehman Brothers
Special Financing,
Inc.	CDX.NA.HY.9	4,500,000	Sell	3.330%	Dec 2012	24,305
Lehman Brothers
Special Financing,
Inc.	CDX.NA.IG.9	42,100,000	Buy	(0.600)%	Dec 2012	277,279
Lehman Brothers
Special Financing,	Federal National Mortgage
Inc.	Association	200,000	Sell	0.560%	Dec 2012	1,005
Lehman Brothers
Special Financing,
Inc.	Peru	1,000,000	Sell	0.370%	Dec 2008	(1,555)
Merrill Lynch
International	CDX.NA.HY.8	3,700,000	Buy	(2.750)%	Jun 2012	185,766
Merrill Lynch
International	CDX.NA.IG.9	22,500,000	Buy	(0.600)%	Dec 2012	148,190
Merrill Lynch
International	CDX.NA.IG.9	8,300,000	Buy	(0.600)%	Dec 2012	31,793
Morgan Stanley	The Black & Decker
Capital Services, Inc.	Corporation	900,000	Buy	(0.490)%	Dec 2012	6,112
Morgan Stanley
Capital Services, Inc.	CDX.NA.IG.9	13,400,000	Buy	(0.600)%	Dec 2012	88,255
Morgan Stanley	Ford Motor Credit Company,
Capital Services, Inc.	LLC	700,000	Sell	3.800%	Sep 2012	(40,148)
Morgan Stanley
Capital Services, Inc.	GMAC, LLC	500,000	Sell	6.850%	Jun 2012	5,056
Morgan Stanley
Capital Services, Inc.	Goldman Sachs Group, Inc.	700,000	Sell	0.750%	Sep 2012	790
Morgan Stanley	The Sherwin-Williams
Capital Services, Inc.	Corporation	900,000	Buy	(0.290)%	Dec 2012	6,138
Morgan Stanley
Capital Services, Inc.	Staples, Inc.	900,000	Buy	(0.530)%	Dec 2012	4,885
Morgan Stanley
Capital Services, Inc.	V.F. Corporation	900,000	Buy	(0.250)%	Dec 2012	3,698
Morgan Stanley
Capital Services, Inc.	Whirlpool Corporation	900,000	Buy	(0.490)%	Dec 2012	6,521
The Royal Bank of	Federal Home Loan
Scotland PLC	Mortgage Corp.	500,000	Sell	0.560%	Dec 2012	(1,802)
The Royal Bank of	Federal Home Loan
Scotland PLC	Mortgage Corp.	500,000	Sell	0.560%	Dec 2012	(1,802)
The Royal Bank of
Scotland PLC	Lehman Brothers	600,000	Sell	0.660%	Sep 2012	(15,352)
UBS AG	CDX.NA.HY.8	2,800,000	Buy	(2.750)%	Jun 2012	140,580
UBS AG	GMAC, LLC	900,000	Buy	(4.850)%	Sep 2012	36,983
UBS AG	Merrill Lynch & Co., Inc.	600,000	Buy	(0.920)%	Dec 2012	9,969

						$1,534,950.94

Spectrum Income II
JP Morgan Chase	COMPAGNIE DE ST
Bank	GOBAIN	60,000	Sell	0.240%	Jun 2012	(1,877)
JP Morgan Chase
Bank	ITRAXX	140,000	Sell	0.400%	Jun 2012	(1,958)
JP Morgan Chase
Bank	HALYK BANK	130,000	Sell	2.750%	Dec 2012	(9,270)
JP Morgan Chase
Bank	HEIDELBERG CEMENT AG	60,000	Buy	(0.380)%	Jun 2012	2,315
JP Morgan Chase
Bank	HELLENIC TELE ORG CDS	100,000	Buy	(0.460)%	Dec 2012	416
JP Morgan Chase
Bank	HOLCIM LTD	60,000	Sell	0.240%	Jun 2012	1,691
JP Morgan Chase
Bank	KAZAKHSTAN GVT	130,000	Buy	(1.480)%	Dec 2012	3,162
JP Morgan Chase
Bank	KELDA GROUP	100,000	Buy	(0.240)%	Jun 2012	5,247
JP Morgan Chase
Bank	REPUBLIC UKRAINE	250,000	Sell	2.410%	Dec 2012	0
JP Morgan Chase
Bank	UNITED UTILITY PLC	100,000	Buy	(0.240)%	Jun 2012	2,050

						$1,776.00
Total
Return
	Ford Motor Credit Company,
Barclays Capital PLC	LLC	2,500,000	Sell	4.150%	Sep 2012	(115,727)
Barclays Capital PLC	GMAC, LLC	2,500,000	Sell	3.650%	Sep 2012	(184,884)
Barclays Capital PLC	GMAC, LLC	1,300,000	Sell	4.800%	Sep 2012	(55,200)
Bear Stearns	GM Corp.	200,000	Sell	4.800%	Dec 2012	(11,995)
Citibank N.A.	CDX.NA.HY.8	700,000	Sell	2.140%	Jun 2012	(7,240)
Citibank N.A.	CDX.NA.HY.8	600,000	Sell	2.180%	Jun 2012	(5,348)
Citibank N.A.	CDX.NA.HY.8	6,000,000	Sell	0.360%	Jun 2012	(137,918)
Citibank N.A.	CDX.NA.HY.8	5,000,000	Sell	0.360%	Jun 2012	(113,895)
Citibank N.A.	CDX.NA.HY.8	1,400,000	Sell	0.400%	Jun 2012	(29,508)
Citibank N.A.	GM Corp.	500,000	Sell	4.600%	Dec 2012	(33,528)
Credit Suisse	Ford Motor Credit Company,
International	LLC	300,000	Sell	0.950%	Dec 2007	(430)
Credit Suisse
International	Gazprom	1,000,000	Sell	1.000%	Nov 2008	(4,008)
	Ford Motor Credit Company,
Deutsche Bank AG	LLC	1,000,000	Sell	5.650%	Sep 2012	1,125
Deutsche Bank AG	GM Corp.	500,000	Sell	4.500%	Dec 2012	(35,298)
Deutsche Bank AG	Panama	900,000	Sell	0.250%	Dec 2008	(2,429)
Deutsche Bank AG	Russian Federation	3,000,000	Sell	0.260%	Dec 2007	(549)
HSBC Bank USA	Gazprom	200,000	Sell	0.970%	Nov 2008	(859)
HSBC Bank USA	Ukraine	4,200,000	Sell	0.730%	Apr 2009	(41,749)
Lehman Brothers
Special Financing,
Inc.	Brazil	10,300,000	Sell	1.120%	Nov 2011	122,210
Lehman Brothers
Special Financing,	Ford Motor Credit Company,
Inc.	LLC	300,000	Sell	0.950%	Dec 2007	(430)
Lehman Brothers
Special Financing,	Ford Motor Credit Company,
Inc.	LLC	300,000	Sell	0.950%	Dec 2007	(430)
Lehman Brothers
Special Financing,
Inc.	Ukraine	2,000,000	Sell	0.700%	Dec 2008	(12,353)
Merrill Lynch
International	CDX.NA.HY.8	1,300,000	Sell	1.830%	Jun 2012	(29,962)
Merrill Lynch
International	GMAC, LLC	3,200,000	Sell	1.850%	Sep 2009	(257,894)
Morgan Stanley
Capital Services, Inc.	CDX.NA.HY.8	1,300,000	Sell	2.080%	Jun 2012	(16,844)
Morgan Stanley
Capital Services, Inc.	Federative Republic of Brazil	900,000	Sell	1.660%	Mar 2013	27,611

Morgan Stanley
Capital Services, Inc.	Russia	3,400,000	Sell	0.795%	Aug 2012	(17,235)
The Royal Bank of
Scotland PLC	Indonesia	2,000,000	Sell	0.450%	Jun 2009	(14,099)

						$(978,866.00)

If the Fund is a Seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will pay to the Buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Forward Foreign Currency Contracts All Funds, with the exception of Lifecycle Portfolios, may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by a Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Funds could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At November 30, 2007, certain Funds entered into forward foreign currency contracts, which contractually obligate the Funds to deliver currencies at future dates. Open forward foreign currency contracts at November 30, 2007, were as follows:

				Unrealized
		Principal Amount		Appreciation
Fund	Currency	Covered by Contract	Settlement Date	(Depreciation)

Active Bond	Sells

	Canadian Dollar	244,700	1/31/08	($5,428)

				($5,428)

Global Bond	Buys

	Australian Dollar	11,010,350	12/6/07	($374,979)
	Australian Dollar	3,493,086	12/6/07	(17,804)
	Australian Dollar	10,439,100	12/20/07	15,239
	Brazilian Real	3,927,550	12/4/07	67,321
	Brazilian Real	3,718,225	3/4/08	251,429
	Brazilian Real	2,124,848	3/4/08	79,683
	Brazilian Real	13,311,810	3/4/08	622,412
	Brazilian Real	11,081,010	7/2/08	516,294
	Brazilian Real	4,476,490	7/2/08	92,929
	Brazilian Real	17,575,933	7/2/08	183,841
	Brazilian Real	14,552,026	7/2/08	87,773
	Canadian Dollar	153,000	12/20/07	(9,893)
	Canadian Dollar	11,101,000	12/20/07	(582,764)
	Chilean Peso	112,100,000	3/13/08	8,913
	Chinese Yuan Renminbi	7,795,515	1/10/08	11,697
	Chinese Yuan Renminbi	4,254,138	1/10/08	6,214
	Chinese Yuan Renminbi	3,401,389	1/10/08	4,191
	Chinese Yuan Renminbi	48,534,373	1/10/08	45,550

Chinese Yuan Renminbi	25,865,402	1/10/08	27,631
Chinese Yuan Renminbi	4,567,045	1/10/08	5,124
Chinese Yuan Renminbi	3,401,389	1/10/08	3,929
Chinese Yuan Renminbi	4,398,986	1/10/08	7,004
Chinese Yuan Renminbi	12,560,870	3/7/08	20,424
Chinese Yuan Renminbi	9,357,792	3/7/08	14,098
Chinese Yuan Renminbi	10,827,422	3/7/08	23,963
Chinese Yuan Renminbi	29,825,098	3/7/08	57,291
Chinese Yuan Renminbi	7,387,352	3/7/08	17,762
Chinese Yuan Renminbi	22,148,787	4/28/08	36,313
Chinese Yuan Renminbi	22,133,392	4/28/08	34,147
Chinese Yuan Renminbi	16,416,701	7/2/08	77,563
Chinese Yuan Renminbi	12,384,528	7/2/08	59,105
Chinese Yuan Renminbi	5,699,130	3/2/09	50,684
Danish Kroner	9,550,000	12/6/07	121,437
Euro	1,399,000	12/6/07	(2,375)
Euro	345,000	12/6/07	(586)
Euro	209,000	12/6/07	(355)
Euro	11,866,000	12/12/07	32,017
Euro	18,772,000	12/12/07	238,735
Euro	228,000	12/12/07	2,411
Euro	17,018,000	12/12/07	(359,196)
Euro	119,513,000	12/12/07	1,988,359
Indian Rupee	27,242,670	5/12/08	21,493
Indian Rupee	72,470,900	5/12/08	55,887
Indian Rupee	99,511,580	5/12/08	72,305
Indian Rupee	34,810,830	8/12/08	(3,864)
Indian Rupee	3,713,000	8/12/08	(886)
Japanese Yen	473,350,188	12/5/07	(4,163)
Japanese Yen	207,835,299	12/13/07	39,510
Malaysian Ringgit	9,740,059	5/12/08	48,459
Malaysian Ringgit	6,151,068	5/12/08	(10,185)
Malaysian Ringgit	5,225,160	5/12/08	35,044
Malaysian Ringgit	4,857,160	5/12/08	(11,778)
Malaysian Ringgit	22,636,182	5/12/08	(83,764)
Mexican Peso	66,211,857	3/13/08	146,682
New Taiwan Dollar	38,222,107	1/28/08	7,302
New Zealand Dollar	4,100,000	12/20/07	37,957
Norwegian Krone	13,223,000	12/6/07	(66,035)
Norwegian Krone	2,131,000	12/6/07	4,950
Norwegian Krone	38,990,000	12/6/07	41,568
Polish Zloty	80,000	7/10/08	3,103
Pound Sterling	693,000	12/6/07	(20,984)
Pound Sterling	1,401,000	12/6/07	(42,421)
Pound Sterling	688,000	12/6/07	(20,832)
Pound Sterling	103,000	12/20/07	(776)
Pound Sterling	5,030,000	12/20/07	(240,075)
Pound Sterling	12,725,000	12/20/07	(136,386)
Singapore Dollar	1,116,050	12/13/07	2,646
Singapore Dollar	1,914,750	2/15/08	(2,096)
Singapore Dollar	1,817,498	2/20/08	41,493
South African Rand	379,000	7/10/08	3,084

South Korean Won	626,928,600	1/30/08	5,466
South Korean Won	5,573,026,092	5/30/08	135,720
South Korean Won	1,316,897,458	5/30/08	43,481
South Korean Won	1,341,637,900	5/30/08	1,165
South Korean Won	702,327,700	8/4/08	7,126
Swedish Krona	40,248,000	12/6/07	41,985
Swedish Krona	4,494,000	12/6/07	30,001
Swedish Krona	45,298,000	12/6/07	511,610

			$4,157,326

Sells

Australian Dollar	1,846,000	12/13/07	$25,285
Australian Dollar	1,746,048	12/13/07	14,187
Australian Dollar	1,481,000	12/13/07	20,457
Australian Dollar	4,223,071	12/13/07	16,999
Australian Dollar	3,904,416	12/13/07	69,336
Australian Dollar	6,132,867	1/3/08	(106,303)
Brazilian Real	2,120,135	12/4/07	(70,186)
Canadian Dollar	748,339	12/20/07	25,111
Canadian Dollar	47,721	12/20/07	706
Chinese Yuan Renminbi	2,450,206	1/10/08	(35,854)
Chinese Yuan Renminbi	11,299,325	1/10/08	(180,011)
Chinese Yuan Renminbi	9,516,377	3/7/08	(188,162)
Chinese Yuan Renminbi	1,993,302	7/2/08	(66,521)
Chinese Yuan Renminbi	1,993,165	7/2/08	(66,659)
Chinese Yuan Renminbi	813,116	3/2/09	(50,568)
Euro	4,557,341	12/12/07	20,946
Euro	13,593,134	12/12/07	17,606
Euro	13,687,603	12/12/07	110,612
Euro	4,419,129	12/12/07	15,899
Japanese Yen	4,339,000	12/5/07	76,321
Japanese Yen	1,851,396	12/13/07	(18,783)
Japanese Yen	6,094,772	12/13/07	(51,606)
Japanese Yen	216,000	12/13/07	(5,162)
Japanese Yen	2,529,000	12/13/07	(58,666)
Japanese Yen	3,181,738	12/13/07	6,853
Japanese Yen	11,434,000	12/13/07	(7,944)
Japanese Yen	7,053,363	12/13/07	(103,726)
Japanese Yen	163,228,974	12/13/07	(4,603,032)
Mexican Peso	4,223,000	3/13/08	(70,639)
New Zealand Dollar	3,072,005	1/3/08	(38,069)
Norwegian Krone	2,049,324	12/6/07	22,826
Norwegian Krone	1,445,460	12/6/07	50,538
Norwegian Krone	6,529,581	12/6/07	164,121
Pound Sterling	2,592,580	12/20/07	(10,651)
Pound Sterling	1,907,318	12/20/07	(3,498)
Pound Sterling	614,000	12/20/07	(2,556)
Pound Sterling	1,873,880	12/20/07	(8,172)
Pound Sterling	102,000	12/27/07	(302)
South Korean Won	2,603,000	1/30/08	(9,208)
South Korean Won	3,020,000	1/30/08	(3,739)
South Korean Won	2,603,000	5/30/08	(23,615)

	Swedish Krona	306,154	12/6/07	2,606
	Swedish Krona	1,435,031	12/6/07	7,327
	Swedish Krona	3,684,750	12/6/07	(30,796)
	Swedish Krona	2,359,466	12/6/07	1,075

				($5,145,615)

Global Real Estate	Sells

	Australian Dollar	44,246,553	12/31/07	$232,507
	Brazilian Real	4,337,486	12/31/07	72,690
	Canadian Dollar	4,773,374	12/31/07	74,212
	Euro	31,055,094	12/31/07	330,319
	Hong Kong Dollar	73,879,912	12/31/07	84,316
	Japanese Yen	89,939,385	12/28/07	953,605
	Malaysian Ringgit	2,134,741	12/31/07	(1,779)
	Norwegian Krone	2,501,853	12/31/07	67,651
	Philippine Peso	2,034,550	12/28/07	(22,886)
	Pound Sterling	33,946,234	12/31/07	154,650
	Singapore Dollar	17,208,610	12/31/07	(9,534)
	South African Rand	3,394,994	12/31/07	51,719

				$1,987,470

High Income	Sells

	Canadian Dollar	3,655,815	1/31/07	($81,091)
	Pound Sterling	917,286	1/31/07	(26,505)

				($107,596)

International Equity
Index	Buys

	Australian Dollar	376,000	12/28/2007	$5,871
	Canadian Dollar	397,000	12/28/2007	179
	Euro	1,012,000	12/28/2007	48,566
	Hong Kong Dollar	864,000	12/28/2007	(194)
	Japanese Yen	158,900,000	12/28/2007	30,591
	Pound Sterling	818,000	12/28/2007	33,815
	Swedish Krona	838,000	12/28/2007	2,202

				$121,029

Investment Quality
Bond	Buys

	Brazilian Real	5,874,000	12/19/2007	$51,599
	Malaysian Ringgit	15,820,000	12/19/2007	15,003
	Malaysian Ringgit	15,820,000	3/19/2008	2,380
	Mexican Peso	2,320,000	12/19/2007	1,043

				$70,025
	Sells

	Brazilian Real	2,985,515	12/19/2007	($287,303)
	Brazilian Real	983,114	3/19/2008	(28,954)
	Malaysian Ringgit	4,692,629	12/19/2007	(13,951)
	Mexican Peso	208,455	12/19/2007	(3,993)

				($334,201)

Real Return Bond	Buys

	Brazilian Real	6,732,250	3/4/08	$221,800

Brazilian Real	29,632,476	3/4/08	1,451,910
Brazilian Real	7,470,450	3/4/08	229,900
Brazilian Real	2,199,638	7/2/08	14,096
Chinese Yuan Renminbi	11,493,474	1/10/08	32,277
Chinese Yuan Renminbi	56,934,891	1/10/08	147,635
Chinese Yuan Renminbi	8,278,071	3/7/08	18,321
Chinese Yuan Renminbi	20,277,214	3/7/08	48,824
Chinese Yuan Renminbi	5,648,720	3/7/08	13,582
Chinese Yuan Renminbi	20,395,231	3/2/09	204,329
Chinese Yuan Renminbi	25,694,160	3/2/09	269,862
Chinese Yuan Renminbi	10,251,500	3/2/09	103,580
Euro	237,000	12/12/07	2,506
Japanese Yen	606,137,623	12/13/07	133,966
Malaysian Ringgit	4,106,158	5/21/08	10,088
Mexican Peso	25,004,793	3/13/08	(11,917)
Mexican Peso	39,038,846	3/13/08	(22,469)
Mexican Peso	39,573,721	3/13/08	(22,350)
Mexican Peso	101,518,603	7/10/08	92,151
Mexican Peso	761,940	7/10/08	558
Mexican Peso	1,704,604	7/10/08	1,378
Mexican Peso	1,905,360	7/10/08	1,442
Mexican Peso	74,245,012	7/10/08	49,379
Polish Zloty	6,764,878	7/10/08	232,461
Pound Sterling	260,000	12/20/07	(8,309)
Singapore Dollar	226,926	2/20/08	5,168
Singapore Dollar	733,404	5/22/08	21,702
Singapore Dollar	705,982	5/22/08	10,501
Singapore Dollar	920,934	5/22/08	11,843
Singapore Dollar	1,130,498	5/22/08	32,004
South Korean Won	72,848,000	1/30/08	(234)
South Korean Won	861,532,500	1/30/08	4,350
South Korean Won	64,851,250	1/30/08	(302)
South Korean Won	575,571,135	5/30/08	18,557
South Korean Won	573,367,715	5/30/08	18,948

			$3,337,537
Sells

Chinese Yuan Renminbi	2,489,000	1/10/08	($14,319)
Chinese Yuan Renminbi	1,614,723	1/10/08	(15,951)
Chinese Yuan Renminbi	5,171,723	1/10/08	(43,196)
Chinese Yuan Renminbi	1,224,148	3/7/08	(19,724)
Chinese Yuan Renminbi	3,340,000	3/7/08	(47,560)
Chinese Yuan Renminbi	111,142	3/7/08	(2,153)
Chinese Yuan Renminbi	3,197,000	3/2/09	(192,040)
Chinese Yuan Renminbi	1,518,190	3/2/09	(96,948)
Chinese Yuan Renminbi	3,341,000	3/2/09	(193,094)
Euro	660,141	12/12/07	3,095
Euro	7,382,592	12/12/07	(84,899)
Japanese Yen	42,330,040	12/13/07	(1,215,664)
Pound Sterling	17,798,642	12/20/07	79,415
Swiss Franc	762,055	12/6/07	(46,250)

			($1,889,288)

Spectrum Income	Buys

	Canadian Dollar	1,977,493.42	2/14/08	($55,380)
	Czech Koruna	4,539,263	2/14/08	3,974
	Danish Kroner	2,055,514	2/14/08	(1,214)
	Euro	5,706,847	2/14/08	(66,937)
	Hungarian Forint	51,924,830	2/14/08	590
	Indonesian Rupiah	1,091,000,000	1/9/08	(3,103)
	Indonesian Rupiah	1,999,800,000	1/22/08	(6,923)
	Japanese Yen	969,893,415	2/14/08	(61,469)
	Norwegian Krone	25,188,138	2/14/08	(61,729)
	Polish Zloty	5,156,000	2/14/08	31,658
	Pound Sterling	701,203	2/14/08	4,105
	Singapore Dollar	531,051	2/14/08	(188)
	South Korean Won	2,608,781,700	2/14/08	(5,283)
	Swedish Krona	11,185,752	2/14/08	(15,078)
	Taiwan Dollar	28,147,950	2/14/08	1,411

				($235,567)

	Sells

	Australian Dollar	232,752	2/14/08	$2,263
	Brazilian Real	1,117,000	12/21/07	(45,114)
	Brazilian Real	3,999,966	2/14/08	58,143
	Brazilian Real	3,458,380	2/25/08	2,376
	Canadian Dollar	217,000	2/14/08	8,354
	Danish Kroner	80,000	2/14/08	206
	Euro	7,892,733	2/14/08	226
	Japanese Yen	1,360,000	2/14/08	(2,552)
	Malaysian Ringgit	3,350,000	1/25/08	(3,470)
	Malaysian Ringgit	1,711,000	2/14/08	(2,779)
	Mexican Peso	4,829,289	2/14/08	(13,759)
	Norwegian Krone	2,210,187	2/14/08	32,812
	Polish Zloty	1,889,486	2/14/08	(12,107)
	Pound Sterling	542,083	2/14/08	$565
	Singapore Dollar	13,000	2/14/08	17
	South African Rand	242,190	2/14/08	3,687
	South Korean Won	90,000	2/14/08	195
	Swedish Krona	114,000	2/14/08	1,842
	Turkish Lira	1,721,923	1/2/08	(56,171)
	Turkish Lira	3,760,657	2/14/08	(24,126)

				($49,390)

Strategic Income	Buys

	Australian Dollar	3,100,000	1/31/08	($110,699)
	Australian Dollar	4,100,000	1/31/08	(146,409)
	Australian Dollar	45,120,000	1/31/08	(60,517)
	Australian Dollar	6,920,000	1/31/08	(143,632)
	Australian Dollar	14,700,000	1/31/08	122,117
	Canadian Dollar	39,311,481	1/31/08	71,827
	Canadian Dollar	8,620,000	1/31/08	49,161
	Canadian Dollar	10,616,150	1/31/08	(200,752)

	Canadian Dollar	10,630,389	1/31/08	135,813
	Euro	37,600,000	1/31/08	2,314,106
	Euro	50,000	1/31/08	1,843
	New Zealand Dollar	54,870,000	1/31/08	1,503,663
	New Zealand Dollar	200,000	1/31/08	3,512
	New Zealand Dollar	3,100,000	1/31/08	51,242
	New Zealand Dollar	9,600,000	1/31/08	(21,786)
	Pound Sterling	12,898,000	1/31/08	(46,392)
	Pound Sterling	3,860,000	1/31/08	173,584
	Pound Sterling	4,610,000	1/31/08	199,610

				$3,896,291

	Sells

	Australian Dollar	34,000,382	1/31/08	($757,856)
	Australian Dollar	4,653,480	1/31/08	74,930
	Australian Dollar	20,763,332	1/31/08	(192,339)
	Australian Dollar	7,678,742	1/31/08	(201,647)
	Canadian Dollar	15,105,000	1/31/08	(18,734)
	Canadian Dollar	18,200,000	1/31/08	(124,223)
	Canadian Dollar	81,677,474	1/31/08	(1,574,034)
	Euro	52,611,089	1/31/08	(2,536,884)
	New Zealand Dollar	4,308,619	1/31/08	(26,164)
	New Zealand Dollar	3,756,419	1/31/08	41,829
	New Zealand Dollar	54,624,469	1/31/08	(1,339,231)
	New Zealand Dollar	2,677,004	1/31/08	(12,708)
	New Zealand Dollar	24,945,633	1/31/08	(1,400,990)
	Pound Sterling	2,027,910	1/31/08	(23,810)
	Pound Sterling	32,240,366	1/31/08	(484,566)
	Pound Sterling	5,765,760	1/31/08	20,944
	Pound Sterling	21,639,766	1/31/08	(354,672)
	Pound Sterling	15,836,206	1/31/08	(187,727)

				($9,097,882)

Total Return	Buys

	Australian Dollar	3,457,000	Dec-07	($117,735)
	Australian Dollar	1,955,509	Dec-07	(34,962)
	Australian Dollar	879,700	Dec-07	1,284
	Brazilian Real	9,685,035	Mar-08	666,373
	Brazilian Real	15,081,918	Mar-08	942,389
	Brazilian Real	2,082,544	Mar-08	(16,704)
	Brazilian Real	1,256,980	Jul-08	4,396
	Brazilian Real	90,185,445	Jul-08	3,773,159
	Canadian Dollar	5,306,000	Dec-07	(278,546)
	Canadian Dollar	1,009,000	Dec-07	(55,494)
	Chinese Yuan Renminbi	1,363,611	Jan-08	1,267
	Chinese Yuan Renminbi	1,363,612	Jan-08	1,442
	Chinese Yuan Renminbi	2,694,769	Jan-08	3,023
	Chinese Yuan Renminbi	1,262,334	Jan-08	1,393
	Chinese Yuan Renminbi	1,363,612	Jan-08	1,442
	Euro	3,854,000	Dec-07	40,749

Indonesian Rupiah	2,404,812,500	May-08	(18,735)
Indonesian Rupiah	4,809,625,000	May-08	(37,469)
Indonesian Rupiah	2,399,362,500	May-08	(19,310)
Indian Rupee	20,934,700	May-08	30,387
Indian Rupee	279,520,200	May-08	363,159
Indian Rupee	35,037,752	May-08	46,317
Indian Rupee	29,505,174	May-08	40,338
Indian Rupee	95,410,475	Aug-08	(19,116)
Indian Rupee	129,012,740	Aug-08	(23,657)
Indian Rupee	49,733,640	Aug-08	(6,795)
Japanese Yen	36,279,000	Dec-07	(616)
South Korean Won	2,772,620,900	Jan-08	(28,071)
South Korean Won	1,183,780,000	Jan-08	(3,800)
South Korean Won	1,610,707,900	Jan-08	(4,663)
South Korean Won	2,114,845,537	May-08	50,470
South Korean Won	612,857,713	May-08	12,381
South Korean Won	1,191,267,874	Aug-08	26,310
South Korean Won	646,348,000	Aug-08	16,264
Malaysian Ringgit	10,404,543	May-08	10,304
Malaysian Ringgit	1,800,680	May-08	(6,883)
Malaysian Ringgit	1,515,136	May-08	4,785
Mexican Peso	18,776,675	Mar-08	40,042
Mexican Peso	25,576,500	Mar-08	(32,900)
Mexican Peso	9,774,555	Mar-08	346
Mexican Peso	49,606,489	Mar-08	(9,510)
Mexican Peso	12,710,563	Mar-08	(18,518)
Mexican Peso	2,604,000	Jul-08	(1,384)
Mexican Peso	18,846,925	Jul-08	5,341
New Zealand Dollar	665,000	Jan-08	6,184
Phillipine Peso	132,981,840	May-08	190,604
Phillipine Peso	23,081,070	May-08	35,596
Polish Zloty	2,432,467	Mar-08	119,682
Polish Zloty	9,298,925	Mar-08	78,278
Polish Zloty	372,000	Mar-08	1,884
Polish Zloty	13,279,095	Jul-08	516,048
Polish Zloty	1,771,672	Jul-08	33,423
Swedish Krona	8,424,000	Dec-07	95,143
Singapore Dollar	6,189,130	Feb-08	76,561
Singapore Dollar	337,000	Feb-08	(1,734)
Singapore Dollar	2,522,076	Feb-08	6,146
Singapore Dollar	2,181,659	May-08	64,556
Singapore Dollar	3,362,902	May-08	95,202
South African Rand	1,596,000	Jul-08	(10,552)

			6,655,515

Sells

Australian Dollar	1,009,299	12/13/2007	$9,199
Canadian Dollar	982,659	12/20/2007	67,372
Canadian Dollar	616,883	12/20/2007	56,208
Canadian Dollar	612,361	12/20/2007	51,685
Canadian Dollar	1,625,180	12/20/2007	115,705
Canadian Dollar	493,288	12/20/2007	37,144

	Canadian Dollar	2,459,455	12/20/2007	159,732
	Chinese Yuan Renminbi	678,170	1/10/2008	(10,758)
	Chinese Yuan Renminbi	169,525	1/10/2008	(2,712)
	Chinese Yuan Renminbi	235,425	1/10/2008	(2,946)
	Euro	2,193,408	12/12/2007	(22,109)
	Euro	578,346	12/12/2007	28
	Euro	1,156,620	12/12/2007	132
	Euro	801,666	12/12/2007	(3,179)
	Euro	813,715	12/12/2007	2,432
	Euro	259,822	12/12/2007	1,218
	Euro	2,525,778	12/12/2007	(13,139)
	Euro	4,352,348	12/12/2007	(18,834)
	Euro	7,789,119	12/12/2007	(89,575)
	Japanese Yen	879,832	12/13/2007	(25,268)
	Mexican Peso	3,097,335	3/13/2008	(18,820)
	Polish Zloty	1,149,221	3/13/2008	(6,711)
	Polish Zloty	3,136,696	3/13/2008	(29,260)
	Polish Zloty	575,102	3/13/2008	(2,559)
	Polish Zloty	2,960,900	7/10/2008	(22,099)
	Polish Zloty	1,359,244	7/10/2008	(9,864)
	Polish Zloty	1,548,084	7/10/2008	(10,703)
	Polish Zloty	148,105	7/10/2008	(1,693)
	Pounds Sterling	6,145,838	12/20/2007	8,624
	Pounds Sterling	13,130,214	12/20/2007	58,585

				$210,625

Vista	Buys

	Norwegian Krone	74,448	11/30/07	0

				0

	Sells

	Danish Kroner	768,671	12/28/07	$6,822
	Japanese Yen	2,965,522	12/28/07	21,047
	Norwegian Krone	603,762	12/28/07	7,236
	Pound Sterling	1,357,548	12/31/07	9,171

				$44,276

Forward Commitments All Funds, with the exception of Lifecycle Portfolios, may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Funds at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Fund may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Fund’s net asset value starting on the day the Fund agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the Portfolio of Investments.

Foreign Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. The agreed-upon date is called the delivery or settlement date. The agreed upon price, which is set at the start of the agreement, is called the forward price. The forward price is also the price at which the forward contract will settle. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the mark-to-market profit of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Funds had the following bond forward contracts open at November 30, 2007:

Open Foreign Bond Forward Contracts
						Unrealized
		Principal	Settlement	Value at	Value as of	Appreciation
Description		Amount	Date	Trade Date	11/30/2007	(Depreciation)

Canadian Government Bond 5.00% due 06/1/2014	CAN	6,650,000	2/14/2008	$7,095,156	$7,076,353	($18,803)
Canadian Government Bond 5.75% due 06/1/2033	CAN	(2,150,000)	2/14/2008	(2,681,431)	(2,679,248)	2,183

						($16,620)

2. Federal Income Tax Information At November 30, 2007, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

				NET TAX BASIS
	TAX BASIS	TAX BASIS	TAX BASIS	APPRECIATION/
Portfolio Name	COST	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Absolute Return	$5,354,104	$440,893	($7,344)	$433,549
Active Bond	649,551,816	9,597,710	(7,974,808)	1,622,902
All Cap Core	588,564,722	25,454,695	(23,597,873)	1,856,821
All Cap Growth	111,017,090	31,596,591	(2,191,224)	29,405,367
All Cap Value	91,094,967	14,111,037	(997,449)	13,113,588
Blue Chip Growth	1,468,526,098	411,932,788	(34,459,706)	377,473,082
Capital Appreciation	801,408,575	133,861,264	(4,404,811)	129,456,453
Core Bond	303,788,605	4,360,947	(477,711)	3,883,235
Core Equity	909,492,442	110,355,379	(91,738,532)	18,616,847
Emerging Growth	244,729,185	20,625,050	(27,390,769)	(6,765,719)
Emerging Markets Value	456,343,731	82,191,982	(24,440,061)	57,751,921
Emerging Small Company	67,258,739	8,505,198	(4,020,911)	4,484,287
Equity Income	900,598,231	131,738,654	(46,037,402)	85,701,252
Fundamental Value	1,073,286,447	188,357,426	(50,536,671)	137,820,754
Global Bond	1,231,268,454	42,674,025	(8,715,566)	33,958,459
Global Real Estate	492,806,675	60,700,656	(21,820,020)	38,880,637
High Income	424,190,649	8,401,094	(25,657,908)	(17,256,814)
High Yield Fund	1,772,825,284	20,032,817	(94,294,025)	(74,261,208)
Index 500 Fund	132,041,560	6,406,159	(5,719,907)	686,252
International Equity Index	368,529,211	117,970,227	(8,893,190)	109,077,038
International Opportunities	684,257,441	188,614,397	(9,435,296)	179,179,101
International Small Cap	511,602,113	104,865,121	(39,962,765)	64,902,357
International Small Company	267,506,899	46,003,282	(27,766,217)	18,237,065
International Value	1,507,461,246	252,998,080	(31,673,655)	221,324,425
Investment Quality Bond	179,792,122	2,359,185	(6,014,267)	(3,655,082)
Large Cap	395,194,675	37,507,481	(22,627,058)	14,880,423
Large Cap Value	534,073,186	70,831,781	(19,689,701)	51,142,081
Lifecycle 2010 Portfolio	54,724,329	1,018,357	(417,034)	601,322
Lifecycle 2015 Portfolio	95,431,051	2,056,790	(886,001)	1,170,790

Lifecycle 2020 Portfolio	114,397,216	2,792,546	(984,070)	1,808,476
Lifecycle 2025 Portfolio	117,331,459	2,817,584	(1,191,941)	1,625,643
Lifecycle 2030 Portfolio	84,956,087	2,187,314	(793,118)	1,394,196
Lifecycle 2035 Portfolio	67,528,832	1,803,004	(618,229)	1,184,775
Lifecycle 2040 Portfolio	44,060,498	1,161,535	(423,629)	737,906
Lifecycle 2045 Portfolio	37,228,987	954,546	(441,098)	513,448
Lifecycle Retirement Portfolio	110,592,909	2,814,115	(1,062,677)	1,751,438
Mid Cap Index	455,923,375	51,825,213	(40,332,355)	11,492,858
Mid Cap Intersection	365,783,350	18,122,716	(29,807,356)	(11,684,640)
Mid Cap Stock	679,442,211	104,645,717	(18,195,971)	86,449,745
Mid Cap Value	288,459,120	25,970,023	(28,614,346)	(2,644,323)
Mid Cap Value Equity	135,636,788	20,933,652	(9,044,838)	11,888,814
Natural Resources	711,090,606	226,665,210	(3,571,974)	223,093,236
Quantitative All Cap	5,656,415	647,918	(347,274)	300,644
Quantitative Mid Cap	118,824,603	9,563,967	(8,845,030)	718,937
Quantitative Value	843,055,336	49,620,164	(64,618,565)	(14,998,401)
Real Estate Equity	264,945,497	8,816,083	(26,085,055)	(17,268,972)
Real Estate Securities	118,082,228	14,879,812	(3,347,155)	11,532,657
Real Return Bond	1,473,688,057	32,483,126	(3,112,849)	29,370,277
Small Cap	196,154,679	24,902,554	(12,806,987)	12,095,567
Small Cap Index	98,010,315	7,435,637	(7,355,033)	80,605
Small Cap Opportunities	246,250,890	35,027,817	(21,343,075)	13,684,742
Small Company Value	466,524,211	78,928,912	(48,530,504)	30,398,409
Small Company	103,428,132	9,275,639	(8,352,726)	922,913
Small Company Growth	216,212,075	29,472,258	(14,452,392)	15,019,866
Spectrum Income	987,128,217	46,001,817	(16,753,469)	29,248,349
Strategic Bond	673,046,981	9,351,174	(18,415,802)	(9,064,627)
Strategic Income	428,051,513	16,291,099	(6,136,158)	10,154,940
Total Bond Market	55,335,863	888,461	(194,491)	693,970
Total Return	2,208,067,786	32,171,799	(14,292,731)	17,879,068
U.S. Govt Securities	344,879,775	2,589,631	(4,609,495)	(2,019,864)
U.S. High Yield Bond	419,864,681	2,755,471	(12,946,548)	(10,191,077)
U.S. Multi Sector	1,536,489,594	169,727,675	(80,023,806)	89,703,869
Us Global Leaders Grwth	686,441,078	80,149,208	(24,502,256)	55,646,952
Value	13,960,352	964,620	(912,869)	51,750
Value & Restructuring	390,994,666	94,983,621	(29,757,298)	65,226,323
Vista	134,579,842	53,710,626	(1,375,728)	52,334,898

3. Investment In Affiliated Underlying Funds Absolute Return and the Lifecycle Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the Funds’ investment may represent a significant portion of each underlying fund’s net assets. A summary of the Absolute Return and Lifecycle Portfolios transactions in the securities of affiliated issuers during the period ended November 30, 2007, is set forth below:

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
PORTFOLIO	AFFILIATE - CLASS NAV	Amount	Purchased	Sold	Amount	Proceeds	Value
Absolute Return
	John Hancock Funds II
	Core Bond Fund	6,826	81	-	6,907	-	$ 87,994
	Equity-Income Fund	11,263	-	-	11,263	-	220,297
	Fundamental Value Fund	6,399	-	-	6,399	-	114,277
	Global Bond Fund	11,806	-	-	11,806	-	187,126
	High Income Fund	41,958	651	-	42,608	-	444,403

	High Yield Fund	20,123	425	-	20,548	-	200,551
	International Opportunities Fund	7,559	-	-	7,559	-	165,924
	International Small Company Fund	14,433	-	-	14,433	-	166,123
	International Value Fund	7,144	-	-	7,144	-	147,533
	Investment Quality Bond Fund	24,599	330	-	24,929	-	297,900
	Large Cap Fund	10,208	-	-	10,208	-	165,159
	Large Cap Value Fund	4,204	-	-	4,204	-	108,922
	Natural Resources Fund	2,509	-	-	2,509	-	120,721
	Quantitative Value Fund	6,279	-	-	6,279	-	105,429
	Real Estate Equity Fund	35,697	-	-	35,697	-	363,753
	Real Return Bond Fund	44,576	565	-	45,142	-	625,665
	Small Company Value Fund	6,341	-	-	6,341	-	158,137
	Spectrum Income Fund	32,448	365	-	32,814	-	351,434
	Strategic Bond Fund	19,469	277	-	19,746	-	227,675
	Strategic Income Fund	17,028	39	-	17,067	-	175,624
	Total Return Fund	18,584	223	-	18,806	-	268,732
	U.S. Government Securities Fund	8,525	102	-	8,627	-	117,071
	U.S. High Yield Bond Fund	6,632	120	-	6,753	-	86,636

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2045		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	36,504	32,910	151	69,264	$ 3,370	$1,509,954
	Capital Appreciation Fund	70,889	60,138	465	130,561	5,423	1,510,596
	Core Equity Fund	48,084	25,417	241	73,260	4,073	1,135,533
	Emerging Markets Value	-	94,751	17	94,733	200	1,131,114
	Emerging Small Company Fund	24,605	24,994	83	49,516	2,695	1,508,265
	Fundamental Value Fund	43,552	19,951	43	63,459	783	1,133,380
	Index 500 Portfolio	448,876	212,815	2,335	659,356	26,249	7,173,795
	International Equity Index Fund	136,161	53,364	1,748	187,776	41,357	4,529,169
	International Opportunities Fund	52,778	15,857	8,441	60,193	189,811	1,321,236
	International Small Cap Fund	31,403	15,816	6,279	40,940	156,653	942,036

	International Small Company Fund	66,354	29,334	13,839	81,848	171,013	942,076
	International Value Fund	51,790	20,288	8,066	64,012	168,517	1,321,854
	Large Cap Value Fund	29,477	14,296	52	43,721	1,394	1,132,815
	Mid Cap Index Fund	84,285	40,623	175	124,733	3,863	2,641,851
	Mid Cap Stock Fund	46,987	27,395	391	73,990	7,913	1,509,397
	Mid Cap Value Equity Fund	-	32,799	5	32,794	54	377,134
	Natural Resources Fund	36,199	8,992	13,848	31,344	699,349	1,508,259
	Small Cap Index Fund	104,912	48,868	39,604	114,176	680,129	1,886,186
	Small Cap Intrinsic Value	-	24,649	3	24,646	42	376,348
	Small Company Value Fund	29,644	15,895	139	45,400	3,665	1,132,284
	Value & Restructuring Fund	59,171	22,825	24,240	57,759	328,663	754,331
	Value Fund	78,013	31,899	43,110	66,802	506,114	754,192
	John Hancock Funds III
	International Core Fund	21,959	9,195	147	31,006	7,083	1,510,630

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2040		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	39,620	42,856	277	82,198	$ 6,208	$1,791,925
	Capital Appreciation Fund	76,938	78,657	686	154,908	8,026	1,792,287
	Core Equity Fund	52,218	34,912	409	86,721	6,922	1,344,174
	Emerging Markets Value	-	112,585	30	112,554	363	1,343,898
	Emerging Small Company Fund	26,673	32,198	61	58,810	2,010	1,791,344
	Fundamental Value Fund	47,273	28,199	192	75,280	3,503	1,344,509
	Index 500 Portfolio	487,038	298,099	2,696	782,440	30,426	8,512,951
	International Equity Index Fund	147,718	76,611	1,452	222,877	34,779	5,375,797
	International Opportunities Fund	57,279	23,672	9,510	71,441	214,323	1,568,138
	International Small Cap Fund	33,923	22,444	7,705	48,663	192,168	1,119,731
	International Small Company Fund	72,070	41,382	16,195	97,257	199,886	1,119,433
	International Value Fund	56,233	28,762	9,049	75,946	189,075	1,568,287
	Large Cap Value Fund	31,982	20,045	150	51,877	4,054	1,344,141
	Mid Cap Index Fund	91,467	57,125	531	148,062	11,669	3,135,949
	Mid Cap Stock Fund	50,970	36,898	36	87,832	705	1,791,771
	Mid Cap Value Equity Fund	-	38,962	10	38,953	105	447,957
	Natural Resources Fund	39,232	14,061	16,069	37,224	811,243	1,791,199
	Small Cap Index Fund	113,740	66,666	44,843	135,563	769,736	2,239,500
	Small Cap Intrinsic Value

		-	29,318	5	29,312	78	447,602
	Small Company Value Fund	32,170	21,722	13	53,880	308	1,343,765
	Value & Restructuring Fund	64,253	32,427	28,073	68,607	380,684	896,007
	Value Fund	84,733	43,950	49,346	79,337	579,333	895,718
	John Hancock Funds III
	International Core Fund	23,846	13,086	143	36,788	6,976	1,792,320

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2035		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	59,499	67,258	808	125,948	$ 18,209	$2,745,669
	Capital Appreciation Fund	115,539	123,616	1,805	237,351	21,120	2,746,156
	Core Equity Fund	78,449	56,123	1,141	133,430	19,421	2,068,171
	Emerging Markets Value	-	174,631	1,165	173,466	14,203	2,071,188
	Emerging Small Company Fund	40,054	50,423	359	90,118	12,014	2,744,986
	Fundamental Value Fund	71,007	45,705	751	115,961	13,834	2,071,062
	High Yield Fund	41,981	28,902	709	70,174	7,076	684,895
	Index 500 Portfolio	732,451	475,437	8,057	1,199,830	91,555	13,054,155

	International Equity Index Fund	222,083	121,041	1,398	341,726	34,025	8,242,430
	International Opportunities Fund	75,792	34,608	966	109,434	21,207	2,402,068
	International Small Cap Fund	51,517	34,316	10,591	75,241	264,360	1,731,289
	International Small Company Fund	108,238	63,564	22,813	148,987	281,673	1,714,841
	International Value Fund	73,913	42,830	280	116,463	5,738	2,404,966
	Large Cap Value Fund	48,042	32,089	552	79,579	15,084	2,061,882
	Mid Cap Index Fund	137,512	90,727	1,271	226,970	28,362	4,807,221
	Mid Cap Stock Fund	76,676	58,359	452	134,583	9,330	2,745,498
	Mid Cap Value Equity Fund	-	59,766	-	59,766	-	687,308
	Natural Resources Fund	59,272	21,292	23,523	57,043	1,188,018	2,744,887
	Small Cap Index Fund	146,532	86,666	67,033	166,166	1,151,254	2,745,067
	Small Cap Intrinsic Value	-	44,776	-	44,776	-	683,723
	Small Company Value Fund	48,328	34,498	303	82,524	8,146	2,058,141
	Strategic Bond Fund	35,914	23,990	567	59,337	6,587	684,155
	Value & Restructuring Fund	96,511	51,017	41,902	105,627	568,410	1,379,484
	Value Fund	127,296	68,250	74,115	121,432	870,382	1,370,965
	John Hancock Funds III
	International Core Fund	35,827	17,881	11,355	42,352	562,871	2,063,400

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2030		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	75,217	83,966	738	158,445	$ 16,361	$3,454,096
	Capital Appreciation Fund	121,623	178,453	1,474	298,602	17,028	3,454,825
	Core Equity Fund	99,179	68,944	957	167,168	16,073	2,591,097
	Emerging Markets Value	-	216,971	48	216,923	572	2,590,055
	Emerging Small Company Fund	42,156	57,198	160	99,194	5,162	3,021,455
	Fundamental Value Fund	89,772	55,867	549	145,091	9,923	2,591,317
	Global Bond Fund	-	54,592	121	54,470	1,946	863,355
	High Yield Fund	-	177,073	176	176,896	1,713	1,726,506
	Index 500 Portfolio	976,437	593,382	61,701	1,508,119	684,511	16,408,330
	International Equity Index Fund	281,901	140,734	28,822	393,813	714,710	9,498,758
	International Opportunities Fund	83,414	35,415	797	118,032	17,257	2,590,799
	International Small Cap Fund	44,363	30,818	88	75,093	2,178	1,727,881
	International Small Company Fund	137,572	88,054	654	224,972	7,795	2,589,425
	International Value Fund	80,083	45,713	325	125,470	6,590	2,590,958
	Large Cap Value Fund	60,740	39,686	434	99,992	11,600	2,590,789
	Mid Cap Index Fund	174,062	102,803	32,239	244,629	702,651	5,181,252
	Mid Cap Stock Fund	83,194	86,317	193	169,317	3,809	3,454,064
	Mid Cap Value Equity Fund	-	75,135	47	75,087	527	863,506
	Natural Resources Fund	75,514	26,125	29,881	71,758	1,509,463	3,453,004
	Real Estate Equity Fund	48,478	18,520	67,000	-	722,712	-
	Real Return Bond Fund	39,930	22,790	407	62,312	5,443	863,643
	Small Cap Index Fund	185,456	109,173	85,601	209,028	1,469,871	3,453,148
	Small Cap Intrinsic Value	-	56,510	11	56,500	152	862,750
	Small Company Value Fund	50,879	35,901	247	86,532	6,499	2,158,096
	Strategic Bond Fund	45,204	30,009	341	74,871	3,959	863,263
	Total Bond Market Fund	52,084	32,862	452	84,493	4,542	863,516
	U.S. High Yield Bond Fund	81,514	32,211	113,725	-	1,476,133	-
	Value & Restructuring Fund	101,637	56,561	25,959	132,239	351,989	1,727,046
	Value Fund	137,914	76,975	61,978	152,911	727,613	1,726,366
	John Hancock Funds III
	International Core Fund	45,317	22,498	14,634	53,181	725,140	2,590,985

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2025		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	98,606	120,407	735	218,279	$ 16,550	$4,758,487
	Capital Appreciation Fund	127,523	284,967	1,153	411,337	13,510	4,759,169
	Core Equity Fund	130,067	101,300	1,090	230,277	18,489	3,569,299
	Emerging Markets Value	-	199,234	-	199,233	3	2,378,848
	Emerging Small Company Fund	44,230	72,987	74	117,142	2,485	3,568,152
	Fundamental Value Fund	117,722	82,614	484	199,851	8,942	3,569,333
	Global Bond Fund	-	75,067	23	75,043	375	1,189,437
	Global Real Estate Fund	-	105,660	-	105,660	-	1,189,733
	High Income Fund	64,695	49,705	370	114,030	4,003	1,189,329
	High Yield Fund	209,480	136,443	102,203	243,721	1,018,975	2,378,714
	Index 500 Portfolio	1,342,265	906,173	170,889	2,077,549	1,895,533	22,603,728
	International Equity Index Fund	338,057	205,230	774	542,512	19,426	13,085,393
	International Opportunities Fund	107,400	45,486	44,488	108,398	1,006,311	2,379,327
	International Small Cap Fund	56,969	46,514	98	103,384	2,509	2,378,870
	International Small Company Fund	180,229	130,132	369	309,991	4,576	3,568,002
	International Value Fund	105,251	57,287	47,316	115,222	989,917	2,379,333
	Large Cap Value Fund	79,651	58,483	392	137,742	10,672	3,568,908
	Mid Cap Index Fund	195,396	142,293	680	337,009	15,156	7,137,846
	Mid Cap Stock Fund	91,116	83,972	140	174,948	2,968	3,568,933
	Mid Cap Value Equity Fund	-	103,443	-	103,443	-	1,189,594
	Natural Resources Fund	81,874	32,843	40,570	74,147	2,051,156	3,567,959
	Real Estate Equity Fund	64,075	52,757	108	116,724	1,237	1,189,415
	Real Return Bond Fund	105,404	68,683	2,414	171,672	32,338	2,379,377
	Small Cap Index Fund	243,021	149,064	176,096	215,989	3,022,692	3,568,136
	Small Cap Intrinsic Value	-	77,868	-	77,868	-	1,189,043
	Small Company Value Fund	53,381	42,086	86	95,380	2,288	2,378,785
	Strategic Bond Fund	59,505	43,998	354	103,148	4,118	1,189,297
	Strategic Income Fund	68,262	47,655	336	115,580	3,451	1,189,321
	Total Bond Market Fund	68,551	164,705	453	232,803	4,529	2,379,244
	Total Return Fund	49,955	33,712	423	83,245	5,888	1,189,564
	U.S. High Yield Bond Fund	53,349	39,714	369	92,694	4,780	1,189,269
	Value & Restructuring Fund	106,973	75,376	185	182,164	2,575	2,379,063
	Value Fund	150,640	83,047	128,353	105,334	1,506,902	1,189,220

	John Hancock Funds III
	International Core Fund	44,563	28,766	74	73,255	3,775	3,568,975

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2020		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	97,629	120,235	4,687	213,177	$101,869	$4,647,259
	Capital Appreciation Fund	126,237	285,497	9,981	401,753	114,544	4,648,283
	Core Equity Fund	85,537	67,740	3,367	149,910	52,211	2,323,611
	Emerging Markets Value	-	197,277	2,723	194,554	32,229	2,322,979
	Emerging Small Company Fund	32,805	44,439	990	76,254	30,395	2,322,710
	Fundamental Value Fund	116,361	81,308	2,468	195,201	43,409	3,486,293
	Global Bond Fund	-	146,637	209	146,428	3,336	2,320,876
	Global Real Estate Fund	60,037	46,913	1,880	105,070	21,324	1,183,090
	High Income Fund	128,123	94,946	475	222,593	5,000	2,321,647
	High Yield Fund	345,434	219,786	208,391	356,829	2,078,061	3,482,651
	Index 500 Portfolio	1,455,657	1,008,977	221,169	2,243,465	2,436,644	24,408,896
	International Equity Index Fund	320,398	193,266	31,933	481,731	779,985	11,619,345
	International Opportunities Fund	72,070	37,395	3,600	105,864	76,636	2,323,725
	International Small Cap Fund	57,516	38,866	20,700	75,682	516,034	1,741,445
	International Small Company Fund	118,906	74,931	42,607	151,231	525,460	1,740,664
	International Value Fund	69,447	44,024	983	112,488	19,735	2,322,867
	Large Cap Value Fund	78,732	57,422	1,616	134,538	41,511	3,485,879
	Mid Cap Index Fund	161,261	117,450	4,380	274,331	92,050	5,810,333
	Mid Cap Stock Fund	54,070	61,336	1,530	113,877	30,730	2,323,081
	Natural Resources Fund	81,550	34,241	43,371	72,420	2,185,291	3,484,827
	Real Estate Equity Fund	63,461	55,132	2,511	116,082	26,987	1,182,873
	Real Return Bond Fund	156,346	99,252	4,292	251,306	57,827	3,483,101
	Small Cap Index Fund	160,132	101,433	120,967	140,598	2,074,484	2,322,684
	Small Cap Intrinsic Value	-	75,991	5	75,986	77	1,160,302
	Small Company Value Fund	39,539	26,717	19,727	46,529	506,529	1,160,442
	Spectrum Income Fund	64,190	44,670	565	108,295	6,007	1,159,842
	Strategic Bond Fund	117,790	84,852	1,339	201,303	15,616	2,321,028
	Strategic Income Fund	67,185	159,258	914	225,528	9,362	2,320,682
	Total Bond Market Fund	67,473	160,365	722	227,116	7,303	2,321,124
	Total Return Fund	98,894	65,077	1,520	162,451	21,302	2,321,431
	U.S. High Yield Bond Fund	105,604	76,657	1,366	180,895	17,805	2,320,881

	Value & Restructuring Fund	105,884	74,295	1,954	178,225	25,175	2,327,623
	Value Fund	89,040	57,294	43,573	102,763	511,412	1,160,189
	John Hancock Funds III
	International Core Fund	36,773	21,537	10,629	47,681	525,977	2,323,030

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2015		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	55,321	99,691	31	154,981	$667	$3,378,593
	Capital Appreciation Fund	107,384	184,753	72	292,065	834	3,379,190
	Core Equity Fund	72,747	52,661	23	125,385	354	1,943,461
	Emerging Markets Value	-	161,780	4	161,775	53	1,931,597
	Emerging Small Company Fund	18,618	13,057	55	31,620	1,765	963,155
	Fundamental Value Fund	98,802	63,365	18	162,150	309	2,895,995
	Global Bond Fund	-	182,741	25	182,716	399	2,896,042
	Global Real Estate Fund	102,447	71,683	41	174,089	465	1,960,245
	High Income Fund	108,498	76,480	-	184,978	1	1,929,317
	High Yield Fund	527,625	331,708	166,839	692,494	1,663,379	6,758,744
	Index 500 Portfolio	1,180,081	762,001	77,605	1,864,477	857,949	20,285,511
	John Hancock Funds III - International
	Core Fund Class NAV	25,020	14,600	12	39,608	604	1,929,692
	International Equity Index Fund	207,103	100,405	67,308	240,199	1,671,875	5,793,611
	International Opportunities Fund	45,184	42,754	28	87,910	613	1,929,621
	International Small Cap Fund	23,868	17,989	-	41,857	8	963,119
	International Small Company Fund	101,176	66,459	52	167,583	629	1,928,877
	International Value Fund	44,317	22,264	19,916	46,665	416,644	963,637
	Large Cap Value Fund	44,582	29,894	2	74,473	60	1,929,595
	Mid Cap Index Fund	82,194	54,566	51	136,709	1,083	2,895,494
	Mid Cap Stock Fund	30,696	16,672	143	47,225	3,029	963,392
	Natural Resources Fund	68,975	24,961	33,779	60,156	1,707,526	2,894,712
	Real Estate Equity Fund	162,073	102,372	71,862	192,583	774,687	1,962,424
	Real Return Bond Fund	176,824	105,522	3,646	278,701	49,334	3,862,802
	Small Cap Index Fund	68,012	38,446	48,148	58,310	826,221	963,277
	Small Company Value Fund	22,431	16,198	-	38,629	8	963,398
	Spectrum Income Fund	109,318	70,880	16	180,182	173	1,929,747
	Strategic Bond Fund	149,959	101,171	12	251,118	141	2,895,394
	Strategic Income Fund	114,418	73,120	23	187,515	242	1,929,528

	Total Bond Market Fund	230,652	241,908	100	472,460	1,011	4,828,542
	Total Return Fund	83,736	51,495	166	135,065	2,331	1,930,084
	U.S. High Yield Bond Fund	89,425	60,961	7	150,379	85	1,929,367
	Value & Restructuring Fund	90,054	57,763	8	147,809	102	1,930,388
	Value Fund	50,476	34,847	1	85,322	11	$963,290

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
Lifecycle 2010		Amount	Purchased	Sold	Amount	Proceeds	Value

	John Hancock Funds II
	Blue Chip Growth Fund	26,082	50,217	158	76,141	$ 3,528	$1,659,870
	Capital Appreciation Fund	50,628	93,185	309	143,504	3,568	1,660,341
	Core Equity Fund	17,130	18,633	63	35,700	1,047	553,331
	Emerging Markets Value	-	92,639	4	92,635	44	1,106,063
	Fundamental Value Fund	31,037	31,230	286	61,981	5,189	1,106,970
	Global Bond Fund	-	104,742	19	104,723	307	1,659,859
	Global Real Estate Fund	72,357	76,319	1,194	147,482	14,222	1,660,644
	High Income Fund	102,335	97,904	41,168	159,071	438,893	1,659,110
	High Yield Fund	220,425	227,721	51,477	396,669	513,250	3,871,485
	Index 500 Portfolio	505,000	518,531	6,237	1,017,294	68,938	11,068,164
	John Hancock Funds III -
	International Core Fund Class NAV	8,842	7,018	4,502	11,358	223,117	553,402
	International Equity Index Fund	79,282	69,295	10,937	137,639	270,687	3,319,861
	International Opportunities Fund	14,199	11,365	351	25,213	7,678	553,420
	Investment Quality Bond Fund	46,268	28,441	74,710	-	883,747	-
	International Small Cap Fund	11,253	12,942	175	24,020	4,366	552,699
	International Small Company Fund	23,828	24,546	351	48,023	4,237	552,745
	International Value Fund	13,921	13,026	145	26,802	2,981	553,452
	Large Cap Value Fund	21,001	21,855	143	42,713	3,823	1,106,692
	Mid Cap Index Fund	25,810	26,563	127	52,246	2,773	1,106,572
	Natural Resources Fund	26,003	15,702	18,727	22,978	944,657	1,105,703
	Real Estate Equity Fund	101,497	85,802	78,764	108,535	849,611	1,105,974
	Real Return Bond Fund	104,057	101,481	5,892	199,646	79,018	2,767,096
	Small Cap Index Fund	32,037	35,231	308	66,960	5,315	1,106,177
	Spectrum Income Fund	77,254	78,991	1,309	154,936	13,902	1,659,367
	Strategic Bond Fund	94,096	100,313	2,545	191,864	29,633	2,212,190
	Strategic Income Fund	80,855	82,210	1,829	161,235	18,738	1,659,112
	Total Bond Market Fund	190,166	358,201	6,939	541,428	69,764	5,533,396

Total Return Fund	39,343	39,194	1,103	77,434	15,441	1,106,537
U.S. High Yield Bond Fund	84,348	80,200	35,244	129,304	457,497	1,658,970
Value & Restructuring Fund	42,417	42,808	505	84,720	6,826	1,106,449

	Beginning			Ending
	Share	Shares	Shares	Share	Sale	Ending
Lifecycle Retirement	Amount	Purchased	Sold	Amount	Proceeds	Value

John Hancock Funds II
Core Equity Fund	181,914	115,849	79,149	218,614	$1,286,289	$3,388,519
Emerging Markets Value	-	189,700	812	188,887	9,566	2,255,316
Federal Home Loan Bank	-	2,000,000	-	2,000,000	-	1,999,583
Fundamental Value Fund	164,770	96,126	71,212	189,684	1,288,541	3,387,764
Global Bond Fund	193,421	115,406	24,256	284,572	371,998	4,510,470
Global Real Estate Fund	256,294	190,746	45,478	401,562	536,485	4,521,583
High Income Fund	338,726	225,137	131,164	432,697	1,402,747	4,513,025
High Yield Fund	290,629	443,541	40,563	693,607	403,991	6,769,606
Index 500 Portfolio	603,508	510,207	75,086	1,038,630	838,543	11,300,296
International Equity Index Fund	97,110	49,387	52,897	93,601	1,307,578	2,257,647
International Small Cap Fund	29,779	21,562	2,425	48,916	61,309	1,125,550
International Small Company Fund	126,406	67,561	96,147	97,820	1,183,490	1,125,904
International Value Fund	36,836	21,586	3,793	54,630	78,512	1,128,119
Investment Quality Bond Fund	248,748	257,759	34,480	472,027	404,184	5,640,724
Mid Cap Index Fund	-	107,946	1,410	106,536	29,661	2,256,434
Natural Resources Fund	34,694	17,816	5,646	46,864	271,485	2,255,090
Real Estate Equity Fund	202,412	270,842	30,184	443,070	338,834	4,514,879
Real Return Bond Fund	552,420	340,972	160,319	733,074	2,152,446	10,160,409
Small Cap Index Fund	85,010	46,570	63,392	68,188	1,092,722	1,126,462
Small Company Value Fund	28,019	11,580	39,599	-	1,019,088	-
Spectrum Income Fund	204,701	132,919	21,763	315,856	230,992	3,382,814
Strategic Bond Fund	186,749	127,898	21,280	293,366	247,447	3,382,513
Strategic Income Fund	250,182	154,275	75,766	328,691	781,074	3,382,228
Total Bond Market Fund	362,308	241,229	51,606	551,931	517,326	5,640,736
Total Return Fund	290,248	173,405	108,370	355,282	1,519,539	5,076,985
U.S. High Yield Bond Fund	279,062	198,506	37,960	439,610	492,342	5,640,190
John Hancock Funds III
International Core Fund	15,588	8,891	1,319	23,159	65,462	1,128,329
For information regarding the Funds’ policy regarding valuation of investments, significant accounting policies and other disclosures, please refer to the Funds’ most recent Annual Report dated August 31, 2007.

Item 2. Controls and Procedures.

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.